UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

GUGGENHEIM ALTERNATIVES FUNDS

GUGGENHEIM U.S. LONG SHORT MOMENTUM FUND

GUGGENHEIM EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

RYDEX INTERNATIONAL EQUITY FUNDS

RYDEX EMERGING MARKETS 2x STRATEGY FUND

RYDEX INVERSE EMERGING MARKETS 2x STRATEGY FUND

RSTF-SEMI-0913x0314

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments

eDelivery services, contact one of our Shareholder Service

Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 1

September 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended September 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2013

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	September 30, 2013

For the first part of the six-month period ended September 30, 2013, the U.S. economy and investment markets benefited from continued monetary accommodation from the world’s central banks and an improving picture for housing and employment.

Volatility rose in the final weeks of the period, however, as markets braced for a government shutdown over a budget impasse and suspected that the U.S. economy is not expanding quickly enough. In addition, confusion clouded the expected start of the end of quantitative easing (QE), speculation over which began rattling investors as far back as May. In refraining from tapering in September, the Fed made it clear that it does not currently see enough economic growth potential to remove extreme monetary accommodation.

The pace of job creation in this economic expansion continues to be subpar. Although the unemployment rate mid-year fell to a four and a half year low, its decline was more a function of a declining labor force participation rate than exuberant hiring. Additionally, solid job gains in the private sector over the period were overshadowed by sluggish growth in aggregate earnings, owing to a rising share of part-time employment which puts downward pressure on consumption growth.

Economic data continue to confirm that housing has been the key pillar supporting the ongoing U.S. expansion, generating 50% of growth in the first half of 2013. Concerns about tapering mid-year drove interest rates higher, with mortgage rates rising by over 100 basis points from May through August. This is having a severe impact on housing, even though it may not show up in the economic data until later in the year.

Markets also have had to deal with substantial uncertainty overseas. Fears of a Chinese credit crunch stoked investor anxiety, and measures implemented to address structural problems in China’s economy appear to be temporary rather than long-term solutions. The devaluation of the Japanese yen is putting pressure on all the economies in the region, making the global economy vulnerable to an unexpected economic shock. Europe, meanwhile, is bouncing along a bottom, and the growth outlook, while improving, remains weak.

From a policy standpoint, the Fed appears to be concerned about the impact higher interest rates are having on the economy and the housing sector in particular, and it seems to be guiding long-term rates closer to the rate of inflation to stimulate growth. The Federal Open Market Committee has been very clear that the Fed will not allow interest rates to rise significantly until output and the crucial real estate market have reaccelerated.

For the six-month period ended September 30, 2013, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 8.31%. The Barclays U.S. Aggregate Bond Index* returned -1.77% for the period, while the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index* returned 0.04%. The MSCI World Index* returned 8.88%, while the MSCI Emerging Markets Index* returned -2.78%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2013 and ending September 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
U.S. Long Short Momentum Fund
A-Class	2.32%	6.75%	$1,000.00	$1,067.50	$12.02
C-Class	3.11%	6.37%	1,000.00	1,063.70	16.09
H-Class	2.37%	6.73%	1,000.00	1,067.30	12.28
Institutional Class	2.12%	6.91%	1,000.00	1,069.10	11.05
Event Driven and Distressed Strategies Fund
A-Class	1.90%	4.17%	1,000.00	1,041.70	9.72
C-Class	2.65%	3.78%	1,000.00	1,037.80	13.54
H-Class	1.90%	4.13%	1,000.00	1,041.30	9.72
Institutional Class	1.65%	4.29%	1,000.00	1,042.90	8.45
Emerging Markets 2x Strategy Fund
A-Class	1.75%	(8.15%)	1,000.00	918.50	8.42
C-Class	2.49%	(8.09%)	1,000.00	919.10	11.98
H-Class	1.73%	(8.25%)	1,000.00	917.50	8.32
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.72%	(1.61%)	1,000.00	983.90	8.55
C-Class	2.50%	(1.79%)	1,000.00	982.10	12.42
H-Class	1.72%	(1.51%)	1,000.00	984.90	8.56

6 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
U.S. Long Short Momentum Fund
A-Class	2.32%	5.00%	$1,000.00	$1,013.44	$11.71
C-Class	3.11%	5.00%	1,000.00	1,009.48	15.67
H-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Institutional Class	2.12%	5.00%	1,000.00	1,014.39	10.76
Event Driven and Distressed Strategies Fund
A-Class	1.90%	5.00%	1,000.00	1,015.54	9.60
C-Class	2.65%	5.00%	1,000.00	1,011.78	13.36
H-Class	1.90%	5.00%	1,000.00	1,015.54	9.60
Institutional Class	1.65%	5.00%	1,000.00	1,016.80	8.34
Emerging Markets 2x Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period March 31, 2013 to September 30, 2013.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2013

U.S. Long short momentum FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002
Institutional Class	November 30, 2011

Ten Largest Long Holdings (% of Total Net Assets)
Thor Industries, Inc.	0.6%
John Wiley & Sons, Inc. — Class A	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Herbalife Ltd.	0.5%
Akamai Technologies, Inc.	0.5%
Nu Skin Enterprises, Inc. — Class A	0.5%
Theravance, Inc.	0.5%
United Therapeutics Corp.	0.5%
Goodyear Tire & Rubber Co.	0.5%
Cinemark Holdings, Inc.	0.5%
Top Ten Total	5.1%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

COMMON STOCKS† - 65.4%

CONSUMER DISCRETIONARY - 21.4%
Thor Industries, Inc.[1]	5,719	$331,930
John Wiley & Sons, Inc. — Class A1	6,751	321,955
Goodyear Tire & Rubber Co.*	14,119	316,972
Cinemark Holdings, Inc.	9,986	316,956
Amazon.com, Inc.*,1	1,000	312,641
Regal Entertainment Group — Class A	16,378	310,854
Netflix, Inc.*,1	1,000	309,210
Allison Transmission Holdings, Inc.	12,324	308,717
Harley-Davidson, Inc.[1]	4,785	307,388
BorgWarner, Inc.[1]	3,030	307,212
Groupon, Inc. — Class A*	27,338	306,459
Scripps Networks Interactive, Inc. —
Class A1	3,916	305,879
Expedia, Inc.[1]	5,895	305,302
Madison Square Garden Co. — Class A*,1	5,256	305,216
Thomson Reuters Corp.[1]	8,700	304,587
Delphi Automotive plc[1]	5,200	303,784
Gentex Corp.	11,831	302,755
Washington Post Co. — Class B1	494	302,007
Clear Channel Outdoor Holdings, Inc. —
Class A*	36,779	301,588
Morningstar, Inc.[1]	3,793	300,633
Liberty Ventures*,1	3,407	300,395
TRW Automotive Holdings Corp.*,1	4,212	300,358
Visteon Corp.*,1	3,970	300,291
Genuine Parts Co.[1]	3,700	299,293
Johnson Controls, Inc.[1]	7,200	298,800
TripAdvisor, Inc.*,1	3,925	297,672
Lear Corp.[1]	4,149	296,944
DreamWorks Animation SKG, Inc. —
Class A*	10,426	296,724
Liberty Media Corp. — Class A*,1	2,000	294,300
General Motors Co.*,1	8,144	292,940
News Corp. — Class A*	18,200	292,292
Ford Motor Co.	17,277	291,463
Liberty Interactive Corp. — Class A*	12,377	290,488
DISH Network Corp. — Class A1	6,300	283,563
Hyatt Hotels Corp. — Class A*,1	6,495	279,025
Cablevision Systems Corp. — Class A	16,366	275,603
Gannett Company, Inc.	9,943	266,373
HomeAway, Inc.*	9,408	263,424
AMC Networks, Inc. — Class A*,1	3,748	256,663
Priceline.com, Inc.*,1	231	233,529
Starz — Class A*,1	6,653	187,149
Deckers Outdoor Corp.*,1	2,482	163,613
Interpublic Group of Companies, Inc.[1]	7,660	131,599
Carter’s, Inc.[1]	1,715	130,151
Lamar Advertising Co. — Class A*,1	2,400	112,872
Discovery Communications, Inc. —
Class A*,1	1,300	109,746
Liberty Global plc — Class A*,1	800	63,479
Total Consumer Discretionary		12,790,794
FINANCIALS - 12.8%
Interactive Brokers Group, Inc. — Class A	17,112	321,192
TFS Financial Corp.*	26,270	314,452
Artisan Partners Asset Management, Inc.[1]	5,953	311,699
New York Community Bancorp, Inc.	20,298	306,703
Nationstar Mortgage Holdings, Inc.*,1	5,377	302,349
Ocwen Financial Corp.*,1	5,400	301,158
People’s United Financial, Inc.	20,633	296,703
Washington Federal, Inc.	14,134	292,291
Mercury General Corp.[1]	5,819	281,116
BankUnited, Inc.[1]	8,672	270,480
First Citizens BancShares, Inc. — Class A1	1,308	268,925
StanCorp Financial Group, Inc.[1]	4,829	265,692
Hanover Insurance Group, Inc.[1]	4,791	265,038
Lazard Ltd. — Class A1	7,330	264,027
Bank of Hawaii Corp.[1]	4,841	263,592
Ares Capital Corp.	14,900	257,621
Cullen/Frost Bankers, Inc.[1]	3,647	257,296
LPL Financial Holdings, Inc.[1]	6,640	254,378
Kemper Corp.[1]	7,564	254,150
SEI Investments Co.[1]	8,215	253,926
NASDAQ OMX Group, Inc.[1]	7,895	253,351
Valley National Bancorp	25,017	248,919
Fulton Financial Corp.	20,834	243,341
Associated Banc-Corp.	15,299	236,982
American National Insurance Co.[1]	2,374	232,747
Endurance Specialty Holdings Ltd.[1]	4,015	215,685
Legg Mason, Inc.[1]	4,600	153,824
American Financial Group, Inc.[1]	2,769	149,692
Aspen Insurance Holdings Ltd.[1]	3,129	113,551
BOK Financial Corp.[1]	885	56,065
Validus Holdings Ltd.[1]	1,275	47,150
Old Republic International Corp.[1]	2,874	44,259
Total Financials		7,598,354
HEALTH CARE - 11.1%
Theravance, Inc.*,1	7,800	318,942
United Therapeutics Corp.*,1	4,025	317,371
Incyte Corporation Ltd.*,1	8,263	315,233
QIAGEN N.V.*	14,300	306,020
Amgen, Inc.[1]	2,700	302,238
Alexion Pharmaceuticals, Inc.*,1	2,600	302,016
Alkermes plc*,1	8,900	299,218
Bio-Rad Laboratories, Inc. — Class A*,1	2,545	299,190
Seattle Genetics, Inc.*,1	6,700	293,661
Cubist Pharmaceuticals, Inc.*,1	4,600	292,330
Medivation, Inc.*,1	4,842	290,229
BioMarin Pharmaceutical, Inc.*,1	4,000	288,880
Techne Corp.[1]	3,576	286,295
Vertex Pharmaceuticals, Inc.*,1	3,700	280,534
Health Net, Inc.*,1	8,578	271,923
LifePoint Hospitals, Inc.*,1	5,480	255,532
Patterson Companies, Inc.[1]	6,336	254,707
VCA Antech, Inc.*	9,266	254,444
Myriad Genetics, Inc.*,2	10,563	248,231
Cardinal Health, Inc.[1]	4,758	248,130

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

Ariad Pharmaceuticals, Inc.*	13,193	$242,751
Brookdale Senior Living, Inc. — Class A*,1	9,045	237,884
MEDNAX, Inc.*,1	1,349	135,440
Covance, Inc.*,1	1,530	132,284
Pharmacyclics, Inc.*,1	900	124,577
Total Health Care		6,598,060
INDUSTRIALS - 7.8%
Hexcel Corp.*,1	8,138	315,755
Kirby Corp.*,1	3,584	310,195
Huntington Ingalls Industries, Inc.[1]	4,572	308,153
General Dynamics Corp.[1]	3,500	306,320
Spirit Aerosystems Holdings, Inc. —
Class A*	12,600	305,424
L-3 Communications Holdings, Inc.[1]	3,200	302,400
Harsco Corp.	11,900	296,310
Textron, Inc.	10,400	287,144
AMERCO[1]	1,513	278,588
Exelis, Inc.	17,471	274,469
Old Dominion Freight Line, Inc.*,1	5,944	273,365
Landstar System, Inc.[1]	4,852	271,615
Alliant Techsystems, Inc.[1]	2,731	266,436
TransDigm Group, Inc.[1]	1,900	263,530
Con-way, Inc.[1]	5,998	258,454
Triumph Group, Inc.[1]	3,375	236,993
Genesee & Wyoming, Inc. — Class A*,1	1,200	111,564
Total Industrials		4,666,715
CONSUMER STAPLES - 4.2%
Herbalife Ltd.[1]	4,600	320,942
Nu Skin Enterprises, Inc. — Class A1	3,347	320,442
Estee Lauder Companies, Inc. — Class A1	4,400	307,560
Avon Products, Inc.	14,900	306,940
Bunge Ltd.[1]	3,900	296,049
Pinnacle Foods, Inc.	10,683	282,779
WhiteWave Foods Co. — Class A*	14,060	280,778
Dean Foods Co.*	11,760	226,968
Hillshire Brands Co.[1]	7,293	224,187
Total Consumer Staples		2,566,645
INFORMATION TECHNOLOGY - 3.5%
Akamai Technologies, Inc.*,1	6,200	320,540
AOL, Inc.[1]	9,020	311,912
IAC/InterActiveCorp[1]	5,664	309,651
VeriSign, Inc.*,1	6,000	305,340
Diebold, Inc.	10,277	301,733
Ingram Micro, Inc. — Class A*	11,083	255,463
Zebra Technologies Corp. — Class A*,1	5,512	250,961
Lexmark International, Inc. — Class A1	814	26,862
Total Information Technology		2,082,462
MATERIALS - 3.2%
MeadWestvaco Corp.[1]	8,000	307,040
Sonoco Products Co.[1]	7,784	303,109
Silgan Holdings, Inc.[1]	6,282	295,254
Bemis Company, Inc.[1]	7,366	287,348
Greif, Inc. — Class A1	5,855	287,071
Aptargroup, Inc.[1]	4,452	267,699
Crown Holdings, Inc.*,1	5,930	250,720
Total Materials		1,998,241
TELECOMMUNICATION SERVICES - 0.9%
United States Cellular Corp.[1]	6,182	281,467
Telephone & Data Systems, Inc.[1]	9,055	267,575
Total Telecommunication Services		549,042
ENERGY - 0.5%
World Fuel Services Corp.[1]	7,446	277,810
Total Common Stocks
(Cost $36,319,697)		39,128,123

	Face
	Amount
REPURCHASE AGREEMENTS††,3 - 38.1%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$18,974,273	18,974,273
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	2,141,673	2,141,673
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	1,671,282	1,671,282
Total Repurchase Agreements
(Cost $22,787,228)		22,787,228
SECURITIES LENDING COLLATERAL††,4 - 0.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	108,261	108,261
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	101,089	101,089
Total Securities Lending Collateral
(Cost $209,350)		209,350
Total Long Investments - 103.9%
(Cost $59,316,275)		$62,124,701

	Shares
COMMON STOCKS SOLD SHORT† - (24.1)%
TELECOMMUNICATION SERVICES - (0.7)%
CenturyLink, Inc.	4,610	$(144,662)
Verizon Communications, Inc.	3,180	(148,379)
AT&T, Inc.	4,403	(148,909)
Total Telecommunication Services		(441,950)
HEALTH CARE - (1.2)%
Boston Scientific Corp.*	7,100	(83,354)
Bristol-Myers Squibb Co.	2,045	(94,643)
Abbott Laboratories	3,670	(121,807)
Eli Lilly & Co.	2,498	(125,724)

10 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

Medtronic, Inc.	2,415	$(128,599)
Pfizer, Inc.	4,538	(130,286)
Total Health Care		(684,413)
INDUSTRIALS - (1.3)%
General Electric Co.	5,480	(130,917)
United Continental Holdings, Inc.*	4,950	(152,015)
Copa Holdings S.A. — Class A	1,100	(152,537)
Alaska Air Group, Inc.	2,560	(160,307)
Delta Air Lines, Inc.	7,400	(174,566)
Total Industrials		(770,342)
ENERGY - (1.6)%
Cameron International Corp.*	2,040	(119,075)
Exxon Mobil Corp.	1,453	(125,016)
Chevron Corp.	1,079	(131,099)
Oil States International, Inc.*	1,350	(139,671)
Halliburton Co.	2,903	(139,779)
National Oilwell Varco, Inc.	1,791	(139,895)
Schlumberger Ltd.	1,618	(142,966)
Total Energy		(937,501)
UTILITIES - (2.0)%
AES Corp.	3,409	(45,306)
NextEra Energy, Inc.	1,530	(122,645)
Duke Energy Corp.	1,870	(124,879)
Southern Co.	3,040	(125,187)
American Electric Power Company, Inc.	2,910	(126,149)
Edison International	2,750	(126,665)
FirstEnergy Corp.	3,500	(127,575)
PPL Corp.	4,210	(127,900)
Exelon Corp.	4,400	(130,415)
Dominion Resources, Inc.	2,240	(139,955)
Total Utilities		(1,196,676)
INFORMATION TECHNOLOGY - (2.4)%
VMware, Inc. — Class A*	310	(25,079)
Symantec Corp.	4,994	(123,602)
F5 Networks, Inc.*	1,505	(129,069)
Citrix Systems, Inc.*	1,831	(129,287)
Oracle Corp.	4,035	(133,841)
QUALCOMM, Inc.	2,030	(136,741)
Visa, Inc. — Class A	730	(139,503)
Microsoft Corp.	4,218	(140,501)
Cisco Systems, Inc.	6,250	(146,375)
Salesforce.com, Inc.*	2,931	(152,148)
Micron Technology, Inc.*	9,420	(164,567)
Total Information Technology		(1,420,713)
CONSUMER STAPLES - (3.0)%
Constellation Brands, Inc. — Class A*	200	(11,480)
Energizer Holdings, Inc.	630	(57,425)
Monster Beverage Corp.*	2,660	(138,985)
Procter & Gamble Co.	1,912	(144,528)
Coca-Cola Co.	3,840	(145,459)
Clorox Co.	1,790	(146,279)
Altria Group, Inc.	4,280	(147,018)
PepsiCo, Inc.	1,860	(147,870)
Kimberly-Clark Corp.	1,580	(148,868)
Lorillard, Inc.	3,340	(149,565)
Colgate-Palmolive Co.	2,540	(150,621)
Reynolds American, Inc.	3,100	(151,218)
Philip Morris International, Inc.	1,750	(151,533)
Church & Dwight Company, Inc.	2,590	(155,529)
Total Consumer Staples		(1,846,378)
MATERIALS - (3.3)%
Monsanto Co.	800	(83,496)
Compass Minerals International, Inc.	1,491	(113,719)
International Paper Co.	2,758	(123,558)
Royal Gold, Inc.	2,621	(127,538)
Newmont Mining Corp.	4,837	(135,920)
Alcoa, Inc.	16,830	(136,660)
Reliance Steel & Aluminum Co.	1,907	(139,726)
Nucor Corp.	2,863	(140,344)
Steel Dynamics, Inc.	8,552	(142,904)
Carpenter Technology Corp.	2,479	(144,055)
Tahoe Resources, Inc.*	8,060	(144,435)
Southern Copper Corp.	5,305	(144,508)
Allegheny Technologies, Inc.	4,941	(150,799)
Freeport-McMoRan Copper & Gold, Inc.	4,715	(155,972)
Eagle Materials, Inc.	2,240	(162,511)
Total Materials		(2,046,145)
CONSUMER DISCRETIONARY - (4.2)%
Home Depot, Inc.	310	(23,514)
Target Corp.	2,171	(138,901)
Macy’s, Inc.	3,258	(140,974)
Dollar General Corp.*	2,576	(145,441)
Weight Watchers International, Inc.	3,900	(145,743)
H&R Block, Inc.	5,470	(145,830)
Harman International Industries, Inc.	2,280	(151,004)
Apollo Group, Inc. — Class A*	7,360	(153,162)
Tempur Sealy International, Inc.*	3,490	(153,420)
Newell Rubbermaid, Inc.	5,650	(155,375)
Toll Brothers, Inc.*	4,830	(156,637)
PulteGroup, Inc.	9,510	(156,915)
Dollar Tree, Inc.*	2,757	(157,590)
Mohawk Industries, Inc.*	1,210	(157,603)
DR Horton, Inc.	8,130	(157,966)
Lennar Corp. — Class A	4,560	(161,424)
Whirlpool Corp.	1,120	(164,012)
Total Consumer Discretionary		(2,465,511)
FINANCIALS - (4.4)%
Hatteras Financial Corp.	3,580	(66,982)
Vornado Realty Trust	1,070	(89,944)
Realty Income Corp.	3,120	(124,020)
General Growth Properties, Inc.	6,494	(125,269)
Simon Property Group, Inc.	849	(125,848)
Ventas, Inc.	2,059	(126,629)
AvalonBay Communities, Inc.	1,000	(127,090)
HCP, Inc.	3,140	(128,583)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

Prologis, Inc.	3,475	$(130,730)
Health Care REIT, Inc.	2,104	(131,248)
Public Storage	821	(131,812)
SL Green Realty Corp.	1,490	(132,372)
Host Hotels & Resorts, Inc.	7,510	(132,702)
Weyerhaeuser Co.	4,924	(140,973)
Annaly Capital Management, Inc.	12,490	(144,634)
American Capital Agency Corp.	6,470	(146,028)
Two Harbors Investment Corp.	15,190	(147,495)
Equity Residential	2,770	(148,389)
Realogy Holdings Corp.*	3,480	(149,710)
American Tower Corp. — Class A	2,050	(151,965)
Total Financials		(2,602,422)
Total Common Stock Sold Short
(Proceeds $14,182,671)		(14,412,052)
Total Securities Sold Short - (24.1)%
(Proceeds $14,182,671)		$(14,412,052)
Other Assets & Liabilities, net - 20.2%		12,065,016
Total Net Assets - 100.0%		$59,777,665

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2013.
[2]	All or portion of this security is on loan at September 30, 2013 — See Note 10.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 10.

plc — Public Limited Company

REIT — Real Estate Investment Trust

12 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. LONG SHORT MOMENTUM FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets
Investments, at value - including $185,650 of securities loaned (cost $36,319,697)	$39,128,123
Repurchase agreements, at value
(cost $22,996,578)	22,996,578
Total investments
(cost $59,316,275)	62,124,701
Segregated cash with broker	12,401,497
Cash	2,709
Receivables:
Dividends	21,244
Fund shares sold	19,769
Interest	267
Total assets	74,570,187
Liabilities:
Securities sold short, at value
(proceeds $14,182,671)	14,412,052
Payable for:
Upon return of securities loaned	209,350
Management fees	40,835
Fund shares redeemed	31,692
Distribution and service fees	24,625
Transfer agent and administrative fees	11,343
Portfolio accounting fees	4,537
Miscellaneous	58,088
Total liabilities	14,792,522
Net assets	$59,777,665
Net assets consist of:
Paid in capital	$130,372,642
Accumulated net investment loss	(701,130)
Accumulated net realized loss on investments	(72,472,892)
Net unrealized appreciation on investments	2,579,045
Net assets	$59,777,665
A-Class:
Net assets	$6,759,366
Capital shares outstanding	469,672
Net asset value per share	$14.39
Maximum offering price per share
(Net asset value divided by 95.25%)	$15.11
C-Class:
Net assets	$23,157,830
Capital shares outstanding	1,756,216
Net asset value per share	$13.19
H-Class:
Net assets	$29,847,714
Capital shares outstanding	2,067,083
Net asset value per share	$14.44
Institutional Class:
Net assets	$12,755
Capital shares outstanding	877
Net asset value per share	$14.54

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $918)	$435,167
Income from securities lending, net	3,225
Interest	3,067
Total investment income	441,459

Expenses:
Management fees	253,376
Transfer agent and administrative fees	70,382
Distribution and service fees:
A-Class	10,398
C-Class	115,479
H-Class	31,100
Portfolio accounting fees	28,153
Short sales dividend expense	147,468
Prime broker interest expense	44,092
Trustees’ fees*	3,756
Custodian fees	3,275
Miscellaneous	42,487
Total expenses	749,966
Net investment loss	(308,507)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,781,133
Futures contracts	111,616
Securities sold short	(1,200,338)
Net realized gain	4,692,411
Net change in unrealized appreciation (depreciation) on:
Investments	(1,664,216)
Securities sold short	777,490
Futures contracts	(7,093)
Net change in unrealized appreciation (depreciation)	(893,819)
Net realized and unrealized gain	3,798,592
Net increase in net assets resulting from operations	$3,490,085

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 13

U.S. LONG SHORT MOMENTUM FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(308,507)	$(472,793)
Net realized gain on investments	4,692,411	8,118,418
Net change in unrealized appreciation (depreciation) on investments	(893,819)	(7,745,424)
Net increase (decrease) in net assets resulting from operations	3,490,085	(99,799)

Distributions to shareholders from:
Net investment income
A-Class	—	(41,370)
C-Class	—	(101,016)
H-Class	—	(106,079)
Institutional Class	—	(13)
Total distributions to shareholders	—	(248,478)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,872,217	10,682,916
C-Class	805,849	573,881
H-Class	11,046,650	4,071,001
Institutional Class	1,000	—
Distributions reinvested
A-Class	—	40,128
C-Class	—	98,169
H-Class	—	101,654
Institutional Class	—	13
Cost of shares redeemed
A-Class	(8,766,706)	(14,166,103)
C-Class	(2,607,156)	(9,494,408)
H-Class	(8,991,643)	(32,243,335)
Institutional Class	—	—
Net decrease from capital share transactions	(6,639,789)	(40,336,084)
Net decrease in net assets	(3,149,704)	(40,684,361)

Net assets:
Beginning of period	62,927,369	103,611,730
End of period	$59,777,665	$62,927,369
Accumulated net investment loss at end of period	$(701,130)	$(392,623)

Capital share activity:
Shares sold
A-Class	132,554	809,308
C-Class	62,187	47,416
H-Class	771,890	313,089
Institutional Class	69	—
Shares issued from reinvestment of distributions
A-Class	—	3,136
C-Class	—	8,320
H-Class	—	7,915
Institutional Class	—	1
Shares redeemed
A-Class	(634,989)	(1,083,452)
C-Class	(205,164)	(796,553)
H-Class	(645,526)	(2,476,764)
Institutional Class	—	—
Net decrease in shares	(518,978)	(3,167,585)

14 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. LONG SHORT MOMENTUM FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.48	$13.28	$14.28	$12.59	$8.62	$13.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.05)	.03	(.04)	(.07)	.01
Net gain (loss) on investments (realized and unrealized)	.95	.30	(1.03)	1.73	4.04	(4.84)
Total from investment operations	.91	.25	(1.00)	1.69	3.97	(4.83)
Less distributions from:
Net investment income	—	(.05)	—	—	—	—
Total distributions	—	(.05)	—	—	—	—
Redemption fees collected	—	—	—	— [c]	— [c]	— [c]
Net asset value, end of period	$14.39	$13.48	$13.28	$14.28	$12.59	$8.62

Total Return[d]	6.75%	1.89%	(7.00%)	13.42%	46.06%	(35.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,759	$13,106	$16,510	$25,447	$36,231	$31,925
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.35%)	0.21%	(0.33%)	(0.62%)	0.13%
Total expenses[g]	2.32%	1.92%	1.66%	1.71%	1.68%	1.69%
Portfolio turnover rate	138%	183%	190%	231%	375%	528%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.40	$12.31	$13.33	$11.85	$8.17	$12.85
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.14)	(.07)	(.13)	(.14)	(.07)
Net gain (loss) on investments (realized and unrealized)	.89	.28	(.95)	1.61	3.82	(4.61)
Total from investment operations	.79	.14	(1.02)	1.48	3.68	(4.68)
Less distributions from:
Net investment income	—	(.05)	—	—	—	—
Total distributions	—	(.05)	—	—	—	—
Redemption fees collected	—	—	—	— [c]	— [c]	— [c]
Net asset value, end of period	$13.19	$12.40	$12.31	$13.33	$11.85	$8.17

Total Return[d]	6.37%	1.14%	(7.65%)	12.49%	45.04%	(36.42%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,158	$23,554	$32,502	$50,381	$64,918	$57,792
Ratios to average net assets:
Net investment loss	(1.56%)	(1.12%)	(0.54%)	(1.08%)	(1.37%)	(0.66%)
Total expenses[g]	3.11%	2.69%	2.41%	2.46%	2.43%	2.44%
Portfolio turnover rate	138%	183%	190%	231%	375%	528%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 15

U.S. LONG SHORT MOMENTUM FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.53	$13.33	$14.32	$12.63	$8.65	$13.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.04)	.03	(.04)	(.07)	— [e]
Net gain (loss) on investments (realized and unrealized)	.97	.29	(1.02)	1.73	4.05	(4.84)
Total from investment operations	.91	.25	(.99)	1.69	3.98	(4.84)
Less distributions from:
Net investment income	—	(.05)	—	—	—	—
Total distributions	—	(.05)	—	—	—	—
Redemption fees collected	—	—	—	— [c]	— [c]	— [c]
Net asset value, end of period	$14.44	$13.53	$13.33	$14.32	$12.63	$8.65

Total Return[d]	6.73%	1.88%	(6.91%)	13.38%	46.01%	(35.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,848	$26,257	$54,589	$87,212	$99,418	$76,080
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.29%)	0.20%	(0.31%)	(0.63%)	(0.01%)
Total expenses[g]	2.37%	1.88%	1.66%	1.70%	1.68%	1.68%
Portfolio turnover rate	138%	183%	190%	231%	375%	528%

16 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. LONG SHORT MOMENTUM FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,
Institutional Class	2013[a]	2013	2012[f]
Per Share Data
Net asset value, beginning of period	$13.60	$13.33	$12.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.02)	.06
Net gain on investments (realized and unrealized)	.98	.31	.88
Total from investment operations	.94	.29	.94
Less distributions from:
Net investment income	—	(.02)	—
Total distributions	—	(.02)	—
Net asset value, end of period	$14.54	$13.60	$13.33

Total Return[d]	6.91%	2.15%	7.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13	$11	$11
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.17)%	1.29%
Total expenses[g]	2.12%	1.72%	1.36%
Portfolio turnover rate	138%	183%	190%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net investment income is less than $0.01 per share.
[f]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Excluding interest and dividend expense related to short sales, the operating ratios for the years or periods presented would be:

	09/30/13	03/28/13	03/31/12	03/31/11	03/31/10	03/31/09
A-Class	1.68%	1.65%	1.66%	1.69%	1.68%	1.69%
C-Class	2.43%	2.40%	2.41%	2.44%	2.43%	2.44%
H-Class	1.68%	1.65%	1.66%	1.69%	1.68%	1.68%
Institutional Class	1.42%	1.41%	N/A	N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	September 30, 2013

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

OBJECTIVE: Seeks to achieve capital growth.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

18 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 95.6%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$8,195,295	$8,195,295
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	925,023	925,023
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	721,854	721,854
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	500,091	500,091
Total Repurchase Agreements
(Cost $10,342,263)		10,342,263
Total Investments - 95.6%
(Cost $10,342,263)		$10,342,263
Other Assets & Liabilities, net - 4.4%		479,980
Total Net Assets - 100.0%		$10,822,243

		Unrealized
	Contracts	Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $6,295,250)	52	$80,435
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,572,560)	24	$44,256

Units
EQUITY INDEX SWAP AGREEMENTS††,4
Credit Suisse International October 2013
Credit Suisse Illiquidity Premium
Liquid Index Swap
Terminating 10/22/13
(Notional Value $3,304,178)	2,876	$73,253

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,3

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Payments	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Depreciation
Markit CDX.NA.HY.21 Index	Barclays Bank plc	5.00%	12/20/18	$6,800,000	$7,097,500	$314,006	$(16,506)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Credit Default Swaps — See Note 6.
[4]	Total Return based on Credit Suisse Illiquidity Premium Liquid Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 19

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Repurchase agreements, at value
(cost $10,342,263)	$10,342,263
Segregated cash with broker	251,091
Upfront payments paid on credit default swaps	314,006
Unrealized appreciation on swap agreements	73,253
Receivables:
Fund shares sold	10,479
Protection fees on credit default swaps	10,395
Variation margin	4,949
Investment advisor	841
Total assets	11,007,277
Liabilities:
Overdraft due to custodian bank	75,237
Unrealized depreciation on swap agreements	16,506
Payable for:
Fund shares redeemed	60,987
Licensing fees	9,641
Management fees	7,422
Distribution and service fees	2,210
Transfer agent and administrative fees	2,062
Portfolio accounting fees	825
Custodian fees	97
Miscellaneous	10,047
Total liabilities	185,034
Net assets	$10,822,243
Net assets consist of:
Paid in capital	$10,251,997
Accumulated net investment loss	(108,368)
Accumulated net realized gain on investments	497,176
Net unrealized appreciation on investments	181,438
Net assets	$10,822,243
A-Class:
Net assets	$3,101,062
Capital shares outstanding	108,005
Net asset value per share	$28.71
Maximum offering price per share
(Net asset value divided by 95.25%)	$30.14
C-Class:
Net assets	$568,239
Capital shares outstanding	20,319
Net asset value per share	$27.97
H-Class:
Net assets	$6,192,424
Capital shares outstanding	215,661
Net asset value per share	$28.71
Institutional Class:
Net assets	$960,518
Capital shares outstanding	33,174
Net asset value per share	$28.95

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends	$17,113
Interest	1,320
Income from securities lending, net	743
Total investment income	19,176

Expenses:
Management fees	48,132
Transfer agent and administrative fees	13,370
Distribution and service fees:
A-Class	3,371
C-Class	3,843
H-Class	7,885
Portfolio accounting fees	5,348
Licensing fees	18,451
Custodian fees	612
Trustees’ fees*	528
Miscellaneous	7,990
Total expenses	109,530
Less:
Expenses waived by Advisor	(6,184)
Net expenses	103,346
Net investment loss	(84,170)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(15,465)
Swap agreements	299,683
Futures contracts	121,867
Net realized gain	406,085
Net change in unrealized appreciation (depreciation) on:
Investments	(27,252)
Swap agreements	44,694
Futures contracts	89,074
Net change in unrealized appreciation (depreciation)	106,516
Net realized and unrealized gain	512,601
Net increase in net assets resulting from operations	$428,431

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(84,170)	$(90,035)
Net realized gain on investments	406,085	842,332
Net change in unrealized appreciation (depreciation) on investments	106,516	16,129
Net increase in net assets resulting from operations	428,431	768,426

Capital share transactions:
Proceeds from sale of shares
A-Class	1,437,560	2,996,925
C-Class	123,099	488,372
H-Class	385,033	2,355,423
Institutional Class	65,811	720,286
Cost of shares redeemed
A-Class	(531,366)	(3,657,692)
C-Class	(619,713)	(552,423)
H-Class	(575,123)	(2,899,724)
Institutional Class	(34,977)	(206,045)
Net increase (decrease) from capital share transactions	250,324	(754,878)
Net increase in net assets	678,755	13,548

Net assets:
Beginning of period	10,143,488	10,129,940
End of period	$10,822,243	$10,143,488
Accumulated net investment loss at end of period	$(108,368)	$(24,198)

Capital share activity:
Shares sold
A-Class	51,602	112,031
C-Class	4,472	18,959
H-Class	13,809	90,146
Institutional Class	2,325	26,823
Shares redeemed
A-Class	(19,064)	(138,867)
C-Class	(22,677)	(21,348)
H-Class	(20,685)	(111,346)
Institutional Class	(1,230)	(7,667)
Net increase (decrease) in shares	8,552	(31,269)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 21

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$27.56	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.22)	(.21)	(.37)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.37	2.40	(.36)	4.27
Total from investment operations	1.15	2.19	(.73)	3.94
Less distributions from:
Net realized gains	—	—	(.76)	(2.08)
Total distributions	—	—	(.76)	(2.08)
Net asset value, end of period	$28.71	$27.56	$25.37	$26.86

Total Return[d]	4.17%	8.63%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,101	$2,080	$2,595	$11,591
Ratios to average net assets:
Net investment loss	(1.58%)	(0.80%)	(1.43%)	(1.65%)
Total expenses[f]	2.01%	2.03%	1.93%	2.03%
Net expenses[e]	1.90%	1.91%	1.85%	1.89%
Portfolio turnover rate	87%	228%	513%	—

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$26.95	$24.99	$26.67	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.30)	(.43)	(.52)	(.48)
Net gain (loss) on investments (realized and unrealized)	1.32	2.39	(.40)	4.23
Total from investment operations	1.02	1.96	(.92)	3.75
Less distributions from:
Net realized gains	—	—	(.76)	(2.08)
Total distributions	—	—	(.76)	(2.08)
Net asset value, end of period	$27.97	$26.95	$24.99	$26.67

Total Return[d]	3.78%	7.89%	(3.38%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$568	$1,038	$1,022	$1,363
Ratios to average net assets:
Net investment loss	(2.22%)	(1.67%)	(2.04%)	(2.42%)
Total expenses[f]	2.77%	2.79%	2.66%	2.79%
Net expenses[e]	2.65%	2.66%	2.60%	2.65%
Portfolio turnover rate	87%	228%	513%	—

22 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$27.57	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.21)	(.23)	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.35	2.43	(.39)	4.27
Total from investment operations	1.14	2.20	(.73)	3.94
Less distributions from:
Net realized gains	—	—	(.76)	(2.08)
Total distributions	—	—	(.76)	(2.08)
Net asset value, end of period	$28.71	$27.57	$25.37	$26.86

Total Return[d]	4.13%	8.67%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,192	$6,134	$6,183	$8,886
Ratios to average net assets:
Net investment loss	(1.54%)	(0.88%)	(1.33%)	(1.67%)
Total expenses[f]	2.02%	2.03%	1.91%	2.04%
Net expenses[e]	1.90%	1.91%	1.85%	1.90%
Portfolio turnover rate	87%	228%	513%	—

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
Institutional Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$27.76	$25.49	$26.91	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.18)	(.19)	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	1.37	2.46	(.43)	4.26
Total from investment operations	1.19	2.27	(.66)	3.99
Less distributions from:
Net realized gains	—	—	(.76)	(2.08)
Total distributions	—	—	(.76)	(2.08)
Net asset value, end of period	$28.95	$27.76	$25.49	$26.91

Total Return[d]	4.29%	8.91%	(2.34%)	16.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$961	$891	$329	$59
Ratios to average net assets:
Net investment loss	(1.29%)	(0.70%)	(0.90%)	(1.42%)
Total expenses[f]	1.77%	1.80%	1.61%	1.79%
Net expenses[e]	1.65%	1.67%	1.58%	1.65%
Portfolio turnover rate	87%	228%	513%	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 23

FUND PROFILE (Unaudited)	September 30, 2013

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	5.1%
China Mobile Ltd. ADR	4.8%
America Movil SAB de CV ADR	3.5%
Baidu, Inc. ADR	3.5%
Itau Unibanco Holding S.A. ADR	2.9%
Petroleo Brasileiro S.A. ADR	2.8%
CNOOC Ltd. ADR	2.7%
Vale S.A. ADR	2.5%
Banco Bradesco S.A. ADR	2.4%
Cia de Bebidas das Americas ADR	2.4%
Top Ten Total	32.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVESTMENT CONCENTRATION

At September 30, 2013, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks
Brazil	30.20%
China	19.08%
Taiwan	9.97%
Mexico	9.87%
South Korea	8.92%
Hong Kong	7.72%
India	5.83%
South Africa	3.43%
Colombia	1.33%
Russia	1.32%
Indonesia	0.94%
Chile	0.72%
Philippines	0.68%
Total Common Stocks	100.00%

24 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 70.1%

ENERGY - 14.7%
Petroleo Brasileiro S.A. ADR	13,705	$229,285
CNOOC Ltd. ADR	1,077	217,339
Sasol Ltd. ADR	3,396	162,295
PetroChina Company Ltd. ADR	1,414	155,469
Petroleo Brasileiro S.A. ADR	9,977	154,544
China Petroleum & Chemical Corp. ADR	1,710	133,876
Ecopetrol S.A. ADR	1,654	76,084
Ultrapar Participacoes S.A. ADR	2,773	68,188
Total Energy		1,197,080
TELECOMMUNICATION SERVICES - 13.7%
China Mobile Ltd. ADR	7,006	395,348
America Movil SAB de CV ADR	14,412	285,502
Chunghwa Telecom Company Ltd. ADR	2,548	80,465
Mobile Telesystems OJSC ADR*	3,393	75,528
SK Telecom Company Ltd. ADR	2,387	54,185
Telekomunikasi Indonesia Persero
Tbk PT ADR	1,486	53,957
China Unicom Hong Kong Ltd. ADR	3,004	46,322
China Telecom Corporation Ltd. ADR	930	45,970
Telefonica Brasil S.A. ADR	1,945	43,646
Philippine Long Distance
Telephone Co. ADR	575	39,008
Total Telecommunication Services		1,119,931
INFORMATION TECHNOLOGY - 13.2%
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	24,674	418,470
Baidu, Inc. ADR*	1,813	281,341
Infosys Ltd. ADR	3,231	155,444
Qihoo 360 Technology Company Ltd. ADR*	513	42,682
Wipro Ltd. ADR	3,936	40,383
Advanced Semiconductor
Engineering, Inc. ADR	8,051	38,484
LG Display Company Ltd. ADR*	2,974	35,480
NetEase, Inc. ADR	483	35,071
United Microelectronics Corp. ADR	15,945	32,847
Total Information Technology		1,080,202
FINANCIALS - 11.3%
Itau Unibanco Holding S.A. ADR	16,822	237,526
Banco Bradesco S.A. ADR	14,100	195,708
China Life Insurance Company Ltd. ADR	3,325	129,210
Shinhan Financial Group
Company Ltd. ADR	3,178	128,709
KB Financial Group, Inc. ADR	2,590	90,702
HDFC Bank Ltd. ADR	2,611	80,367
ICICI Bank Ltd. ADR	1,886	57,485
Total Financials		919,707
MATERIALS - 8.0%
Vale S.A. ADR	14,133	200,829
POSCO ADR	2,080	153,171
Vale S.A. ADR	8,731	136,291
Cemex SAB de CV ADR*	7,565	84,577
Gerdau S.A. ADR	5,991	44,693
AngloGold Ashanti Ltd. ADR	2,559	33,984
Total Materials		653,545
CONSUMER STAPLES - 6.2%
Cia de Bebidas das Americas ADR	5,065	194,243
Fomento Economico Mexicano
SAB de CV ADR	1,260	122,333
BRF S.A. ADR	4,327	106,141
Cia de Bebidas das Americas ADR	1,060	41,022
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	878	40,406
Total Consumer Staples		504,145
CONSUMER DISCRETIONARY - 1.5%
Grupo Televisa SAB ADR	2,588	72,334
Ctrip.com International Ltd. ADR*	867	50,659
Total Consumer Discretionary		122,993
UTILITIES - 1.1%
Korea Electric Power Corp. ADR*	3,442	48,326
Enersis S.A. ADR	2,567	41,226
Total Utilities		89,552
INDUSTRIALS - 0.4%
Embraer S.A. ADR	1,092	35,457
Total Common Stocks
(Cost $5,640,797)		5,722,612

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 26.3%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	$1,641,657	1,641,657
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	417,564	417,564
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	47,132	47,132
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	36,780	36,780
Total Repurchase Agreements
(Cost $2,143,133)		2,143,133
Total Investments - 96.4%
(Cost $7,783,930)		$7,865,745
Other Assets & Liabilities, net - 3.6%		289,837
Total Net Assets - 100.0%		$8,155,582

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
EMERGING MARKETS 2x STRATEGY FUND

		Unrealized
	Contracts	Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 MSCI Emerging Markets
Index Mini Futures Contracts
(Aggregate Value of
Contracts $491,600)	10	$(141)

Units
EQUITY INDEX SWAP AGREEMENTS††, 3
Goldman Sachs International
October 2013 Bank of New York Mellon
Emerging Markets 50 ADR Index Swap,
Terminating 10/31/13
(Notional Value $10,044,407)	4,317	$(132,271)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR — American Depositary Receipt

26 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $5,640,797)	$5,722,612
Repurchase agreements, at value
(cost $2,143,133)	2,143,133
Total investments
(cost $7,783,930)	7,865,745
Cash	2,246
Receivables:
Securities sold	796,370
Fund shares sold	282,435
Dividends	4,005
Total assets	8,950,801
Liabilities:
Unrealized depreciation on swap agreements	132,271
Payable for:
Fund shares redeemed	645,761
Swap settlement	8,228
Management fees	3,834
Distribution and service fees	1,205
Transfer agent and administrative fees	1,065
Portfolio accounting fees	639
Variation margin	141
Miscellaneous	2,075
Total liabilities	795,219
Net assets	$8,155,582
Net assets consist of:
Paid in capital	$9,700,059
Accumulated net investment loss	(4,050)
Accumulated net realized loss on investments	(1,489,830)
Net unrealized depreciation on investments	(50,597)
Net assets	$8,155,582
A-Class:
Net assets	$604,564
Capital shares outstanding	44,726
Net asset value per share	$13.52
Maximum offering price per share
(Net asset value divided by 95.25%)	$14.19
C-Class:
Net assets	$201,216
Capital shares outstanding	15,021
Net asset value per share	$13.40
H-Class:
Net assets	$7,349,802
Capital shares outstanding	542,121
Net asset value per share	$13.56

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,660)	$41,991
Interest	180
Income from securities lending, net	1
Total investment income	42,172

Expenses:
Management fees	17,342
Transfer agent and administrative fees	4,818
Distribution and service fees:
A-Class	314
C-Class	1,027
H-Class	4,249
Portfolio accounting fees	2,279
Licensing fees	2,812
Custodian fees	216
Trustees’ fees*	213
Line of credit fees	131
Miscellaneous	2,833
Total expenses	36,234
Less:
Expenses waived by Advisor	(2,041)
Net expenses	34,193
Net investment income	7,979

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(104,388)
Swap agreements	72,477
Futures contracts	15,136
Net realized loss	(16,775)
Net change in unrealized appreciation (depreciation) on:
Investments	(31,979)
Swap agreements	(148,834)
Futures contracts	(1,122)
Net change in unrealized appreciation (depreciation)	(181,935)
Net realized and unrealized loss	(198,710)
Net decrease in net assets resulting from operations	$(190,731)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 27

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$7,979	$(20,212)
Net realized loss on investments	(16,775)	(1,098,163)
Net change in unrealized appreciation (depreciation) on investments	(181,935)	282,695
Net decrease in net assets resulting from operations	(190,731)	(835,680)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,052,622	1,558,765
C-Class	15,207,121	13,271,478
H-Class	68,890,354	99,924,060
Cost of shares redeemed
A-Class	(557,983)	(1,755,452)
C-Class	(15,126,193)	(13,120,339)
H-Class	(63,421,122)	(101,879,772)
Net increase (decrease) from capital share transactions	6,044,799	(2,001,260)
Net increase in net assets	5,854,068	2,836,940

Net assets:
Beginning of period	2,301,514	5,138,454
End of period	$8,155,582	$2,301,514
Accumulated net investment loss at end of period	$(4,050)	$(12,029)

Capital share activity:
Shares sold
A-Class	81,334	99,771
C-Class	1,175,761	911,981
H-Class	5,197,390	6,760,022
Shares redeemed
A-Class	(43,797)	(113,377)
C-Class	(1,168,157)	(908,111)
H-Class	(4,796,557)	(6,887,319)
Net increase (decrease) in shares	445,974	(137,033)

28 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$14.72	$17.48	$26.95	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.03)	(.07)	(—)[d]	(.13)
Net gain (loss) on investments (realized and unrealized)	(1.17)	(2.69)	(8.35)	2.08
Total from investment operations	(1.20)	(2.76)	(8.35)	1.95
Payments by affiliates	—	—	(1.12)	—
Redemption fees collected	—	—	(1.12)	—
Net asset value, end of period	$13.52	$14.72	$17.48	$26.95

Total Return[e]	(8.15%)	(15.79%)	(30.00%)	7.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$605	$106	$363	$992
Ratios to average net assets:
Net investment loss	(0.39%)	(0.51%)	(0.01%)	(1.42%)
Total expenses	1.86%	1.88%	1.77%	1.85%
Net expenses[f]	1.75%	1.75%	1.69%	1.73%
Portfolio turnover rate	508%	730%	883%	58%

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$14.58	$17.46	$26.83	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.09)	(.25)	(.18)	(.31)
Net gain (loss) on investments (realized and unrealized)	(1.09)	(2.63)	(8.07)	2.14
Total from investment operations	(1.18)	(2.88)	(8.25)	1.83
Payments by affiliates	—	—	(1.12)	—
Redemption fees collected	—	—	(1.12)	—
Net asset value, end of period	$13.40	$14.58	$17.46	$26.83

Total Return[e]	(8.09%)	(16.49%)	(29.75%)	7.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201	$108	$62	$726
Ratios to average net assets:
Net investment loss	(1.38%)	(1.61%)	(0.87%)	(1.98%)
Total expenses	2.60%	2.59%	2.54%	2.60%
Net expenses[f]	2.49%	2.46%	2.46%	2.49%
Portfolio turnover rate	508%	730%	883%	58%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 29

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$14.77	$17.55	$26.94	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.04	(.07)	(.07)	(.11)
Net gain (loss) on investments (realized and unrealized)	(1.25)	(2.71)	(8.20)	2.05
Total from investment operations	(1.21)	(2.78)	(8.27)	1.94
Payments by affiliates	—	—	(1.12)	—
Redemption fees collected	—	—	(1.12)	—
Net asset value, end of period	$13.56	$14.77	$17.55	$26.94

Total Return[e]	(8.25%)	(15.78%)	(29.70%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,350	$2,087	$4,713	$3,705
Ratios to average net assets:
Net investment income (loss)	0.58%	(0.49%)	(0.37%)	(1.05%)
Total expenses	1.84%	1.83%	1.77%	1.85%
Net expenses[f]	1.73%	1.69%	1.69%	1.74%
Portfolio turnover rate	508%	730%	883%	58%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment loss is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net expense information reflects the expense ratios after expense waivers.

30 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS†,1 - 103.1%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$1,832,582	$1,832,582
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	1,311,030	1,311,030
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	206,848	206,848
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	161,417	161,417
Total Repurchase Agreements
(Cost $3,511,877)		3,511,877
Total Investments - 103.1%
(Cost $3,511,877)		$3,511,877
Other Assets & Liabilities, net - (3.1)%		(105,555)
Total Net Assets - 100.0%		$3,406,322

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT†,3
Goldman Sachs International
October 2013 Bank of New York Mellon
Emerging Markets 50 ADR Index Swap,
Terminating 10/31/13[3]
(Notional Value $6,775,088)	2,912	$82,690

†	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

32 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Repurchase agreements, at value
(cost $3,511,877)	3,511,877
Unrealized appreciation on swap agreements	82,690
Receivable for swap settlement	1,459
Receivables:
Fund shares sold	316,639
Interest	2
Total assets	3,912,667
Liabilities:
Payable for:
Fund shares redeemed	500,401
Management fees	2,009
Distribution and service fees	650
Transfer agent and administrative fees	558
Portfolio accounting fees	335
Variation margin	24
Miscellaneous	2,368
Total liabilities	506,345
Net assets	$3,406,322
Net assets consist of:
Paid in capital	$4,993,923
Accumulated net investment loss	(33,100)
Accumulated net realized loss on investments	(1,637,191)
Net unrealized appreciation on investments	82,690
Net assets	$3,406,322
A-Class:
Net assets	$253,819
Capital shares outstanding	13,413
Net asset value per share	$18.92
Maximum offering price per share
(Net asset value divided by 95.25%)	$19.86
C-Class:
Net assets	$93,001
Capital shares outstanding	4,717
Net asset value per share	$19.72
H-Class:
Net assets	$3,059,502
Capital shares outstanding	161,628
Net asset value per share	$18.93

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Interest	$340
Total investment income	340

Expenses:
Management fees	13,007
Transfer agent and administrative fees	3,614
Distribution and service fees:
A-Class	300
C-Class	2,200
H-Class	2,765
Portfolio accounting fees	1,676
Licensing fees	2,024
Custodian fees	164
Trustees’ fees*	112
Miscellaneous	2,176
Total expenses	28,038
Less:
Expenses waived by Advisor	(1,445)
Net expenses	26,593
Net investment loss	(26,253)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(485,640)
Futures contracts	(25,469)
Net realized loss	(511,109)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	107,450
Net change in unrealized appreciation (depreciation)	107,450
Net realized and unrealized loss	(403,659)
Net decrease in net assets resulting from operations	$(429,912)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 33

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(26,253)	$(32,613)
Net realized gain (loss) on investments	(511,109)	142,413
Net change in unrealized appreciation (depreciation) on investments	107,450	(76,145)
Net increase (decrease) in net assets resulting from operations	(429,912)	33,655

Capital share transactions:
Proceeds from sale of shares
A-Class	578,046	1,703,657
C-Class	17,507,406	25,100,465
H-Class	53,330,767	87,435,015
Cost of shares redeemed
A-Class	(539,021)	(1,344,868)
C-Class	(17,748,517)	(26,330,612)
H-Class	(51,608,159)	(87,766,103)
Net increase (decrease) from capital share transactions	1,520,522	(1,202,446)
Net increase in net assets	1,090,610	1,168,791

Net assets:
Beginning of period	2,315,712	3,484,503
End of period	$3,406,322	$2,315,712
Accumulated net investment loss at end of period	$(33,100)	$(6,847)

Capital share activity:
Shares sold
A-Class	25,870	87,501
C-Class	797,878	1,111,860
H-Class	2,576,211	4,131,683
Shares redeemed
A-Class	(25,895)	(74,495)
C-Class	(798,908)	(1,168,390)
H-Class	(2,515,633)	(4,145,468)
Net increase (decrease) in shares	59,523	(57,309)

34 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$19.23	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.18)	(.33)	(.39)	(.16)
Net gain (loss) on investments (realized and unrealized)	(.13)	.27	(1.47)	(3.69)
Total from investment operations	(.31)	(.06)	(1.86)	(3.85)
Net asset value, end of period	$18.92	$19.23	$19.29	$21.15

Total Return[d]	(1.61%)	(0.26%)	(8.84%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$254	$258	$8	$34
Ratios to average net assets:
Net investment loss	(1.69%)	(1.60%)	(1.66%)	(1.61%)
Total expenses	1.82%	1.85%	1.78%	1.85%
Net expenses[e]	1.72%	1.71%	1.69%	1.73%
Portfolio turnover rate	—	—	—	—

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$20.07	$20.25	$21.33	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.26)	(.49)	(.55)	(.25)
Net gain (loss) on investments (realized and unrealized)	(.09)	.31	(.53)	(3.42)
Total from investment operations	(.35)	(.18)	(1.08)	(3.67)
Net asset value, end of period	$19.72	$20.07	$20.25	$21.33

Total Return[d]	(1.79%)	(0.84%)	(5.06%)[f]	(14.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93	$115	$1,261	$15
Ratios to average net assets:
Net investment loss	(2.49%)	(2.41%)	(2.41%)	(2.37%)
Total expenses	2.60%	2.65%	2.53%	2.57%
Net expenses[e]	2.50%	2.51%	2.44%	2.46%
Portfolio turnover rate	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 35

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	September 30,	March 28,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011[b]
Per Share Data
Net asset value, beginning of period	$19.22	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.18)	(.72)	(.38)	(.16)
Net gain (loss) on investments (realized and unrealized)	(.11)	.65	(1.48)	(3.69)
Total from investment operations	(.29)	(.07)	(1.86)	(3.85)
Net asset value, end of period	$18.93	$19.22	$19.29	$21.15

Total Return[d]	(1.51%)	(0.36%)	(8.79%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,060	$1,942	$2,215	$2,892
Ratios to average net assets:
Net investment loss	(1.70%)	(3.42%)	(1.67%)	(1.63%)
Total expenses	1.82%	1.82%	1.79%	1.85%
Net expenses[e]	1.72%	1.68%	1.70%	1.74%
Portfolio turnover rate	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Generally, the performance of the Fund’s C-Class shares will underperform the Fund’s H-Class shares and A-Class shares due to the C-Class shares’ higher expense ratio. However, the performance of the Fund’s C-Class shares is greater than that of the H-Class shares and A-Class shares due to the impact large redemptions of C-Class shares had on the expense accruals for C-Class shares. The effect of the expense accruals on the performance of the C-Class shares of the Fund was magnified by the small asset base of the C-Class shares.

36 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC.

At September 30, 2013, the Trust consisted of fifty-one separate funds. This report covers the Alternatives Funds and the International Equity Funds (the “Funds”), while the other Funds are contained in separate reports. Only A-Class, C-Class, H-Class and Institutional Class shares had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The International Equity Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause those funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m for the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2013, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as prime broker interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short sales dividend or prime broker interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-marked daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the

38 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political,

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
U.S. Long Short Momentum Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%

GI has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund to the extent necessary to keep net operating expenses relative to the average daily net assets of A-Class, C-Class, H-Class, and Institutional Class shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively, until July 31, 2014. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90%, and 1.65%, respectively. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.

For the period ended September 30, 2013, GI voluntarily agreed to reimburse a portion of the licensing fee charged to the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

40 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2013, GDL retained sales charges of $158,439 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
U.S. Long Short Momentum Fund	$39,128,123	$—	$22,996,578	$—	$—	$62,124,701
Event Driven and Distressed Strategies Fund	—	124,691	10,342,263	73,253	—	10,540,207
Emerging Markets 2x Strategy Fund	5,722,612	—	2,143,133	—	—	7,865,745
Inverse Emerging Markets 2x Strategy Fund	—	—	3,511,877	82,690	—	3,594,567

Liabilities
U.S. Long Short Momentum Fund	$14,412,052	$—	$—	$—	$—	$14,412,052
Event Driven and Distressed Strategies Fund	—	—	—	16,506	—	16,506
Emerging Markets 2x Strategy Fund	—	141	—	132,271	—	132,412

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2013, there were no transfers between levels.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 10/01/13	$727,000,000	$727,000,404	05/15/16 - 02/15/42	$1,709,093,900	$741,540,069
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.03%			0.00%
Due 10/01/13	82,013,150	82,013,218	07/24/14	83,697,000	83,653,478
Deutsche Bank			U.S. Treasury Note
0.02%			3.13%
Due 10/01/13	64,000,000	64,000,036	05/15/21	60,395,900	65,280,006
Credit Suisse Group			U.S. Treasury Note
0.01%			0.88%
Due 10/01/13	52,640,363	52,640,378	01/31/17	53,420,000	53,693,200

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The GI, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the Event Driven and Distressed Strategies Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront payment as an adjustment to the stated periodic premium. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table on page 19 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2013.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

42 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity
U.S. Long Short Momentum Fund	—	x
Event Driven and Distressed Strategies Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
Event Driven and Distressed Strategies Fund	180%	—
Emerging Markets 2x Strategy Fund	125%	—
Inverse Emerging Markets 2x Strategy Fund	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2013:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Total Value at
	Equity	Equity	Interest Rate	Credit Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	2013
Event Driven and Distressed Strategies Fund	$44,256	$73,253	$80,435	$—	$197,944
Inverse Emerging Markets 2x Strategy Fund	—	82,690	—	—	82,690

Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Total Value at
	Equity	Equity	Interest Rate	Credit Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	2013
Event Driven and Distressed Strategies Fund	$—	$—	$—	$16,506	$16,506
Emerging Markets 2x Strategy Fund	141	132,271	—	—	132,412

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Equity/Credit contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Swaps
	Equity	Equity	Interest Rate	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$111,616	$—	$—	$—	$111,616
Event Driven and Distressed Strategies Fund	200,975	49,029	(79,108)	250,654	421,550
Emerging Markets 2x Strategy Fund	15,136	72,477	—	—	87,613
Inverse Emerging Markets 2x Strategy Fund	(25,469)	(485,640)	—	—	(511,109)

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Swaps
	Equity	Equity	Interest Rate	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$(7,093)	$—	$—	$—	$(7,093)
Event Driven and Distressed Strategies Fund	15,947	72,633	73,127	(27,939)	133,768
Emerging Markets 2x Strategy Fund	(1,122)	(148,834)	—	—	(149,956)
Inverse Emerging Markets 2x Strategy Fund	—	107,450	—	—	107,450

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. A fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
U.S. Long Short Momentum Fund	$59,335,315	$3,304,718	$(515,332)	$2,789,386
Event Driven and Distressed Strategies Fund	10,342,263	—	—	—
Emerging Markets 2x Strategy Fund	8,018,067	17,280	(169,602)	(152,322)
Inverse Emerging Markets 2x Strategy Fund	3,511,877	—	—	—

9. Securities Transactions

For the period ended September 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
U.S. Long Short Momentum Fund	$35,028,629	$39,163,180
Event Driven and Distressed Strategies Fund	420,332	1,368,289
Emerging Markets 2x Strategy Fund	16,992,897	12,903,403
Inverse Emerging Markets 2x Strategy Fund	—	—

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within

44 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
U.S. Long Short Momentum Fund	$185,650	$209,350

The following represents a breakdown of the collateral for the joint repurchase agreements at September 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.06%			0.00%
Due 10/01/13	$33,647,201	$33,647,425	07/15/19 - 11/15/20	$40,016,017	$34,319,314
RBS Securities, Inc.			Freddie Mac
0.07%			0.50%
Due 10/01/13	31,418,410	31,418,654	01/15/16	32,093,965	32,051,012

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2013. The Funds did not have any borrowings under this agreement at September 30, 2013.

The average daily balances borrowed for the period ended September 30, 2013 were as follows:

Fund Name	Average Daily Balance
Emerging Markets 2x Strategy Fund	$20,585

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SCLFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On November 20, 2013, the District Court ordered the parties in the FitzSimons action to meet and confer regarding a potential protocol for the briefing and argument of motions to dismiss to be filed in that action.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

13. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities[2]	Instruments	Received[3]	Amount
U.S. Long Short Momentum Fund
	Repurchase agreements	$22,996,578	$—	$22,996,578	$—	$22,996,578	$—
	Securities lending	185,650	—	185,650	—	185,650	—
	Total	23,182,228	—	23,182,228	—	23,182,228	—
Event Driven and Distressed Strategies Fund
	Repurchase agreements	10,342,263	—	10,342,263	—	10,342,263	—
	Futures interest rate contracts	80,435	—	80,435	—	—	80,435
	Swap equity contracts	73,253	—	73,253	—	—	73,253
	Futures equity contracts	44,256	—	44,256	—	—	44,256
	Total	10,540,207	—	10,540,207	—	10,342,263	197,944
Emerging Markets 2x Strategy Fund
	Repurchase agreements	2,143,133	—	2,143,133	—	2,143,133	—
	Total	2,143,133	—	2,143,133	—	2,143,133	—
Inverse Emerging Markets 2x Strategy Fund
	Repurchase agreements	3,511,877	—	3,511,877	—	3,511,877	—
	Swap equity contracts	82,690	—	82,690	—	—	82,690
	Total	3,594,567	—	3,594,567	—	3,511,877	82,690

46 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	and Liabilities[2]	Instruments	Pledged	Amount
U.S. Long Short Momentum Fund
	Securities lending	$209,350	$—	$209,350	$—	$209,350	$—
	Total	209,350	—	209,350	—	209,350	—
Event Driven and Distressed Strategies Fund
	Swap credit default contracts	16,506	—	16,506	—	—	16,506
	Total	16,506	—	16,506	—	—	16,506
Emerging Markets 2x Strategy Fund
	Swap equity contracts	132,271	—	132,271	—	—	132,271
	Futures equity contracts	141	—	141	—	—	141
	Total	132,412	—	132,412	—	—	132,412

1 Refer to notes 5 and 10 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

2 Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

3 Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

14. Subsequent Event

U.S. Long Short Momentum Fund Name and Principal Investment Strategies Change

At a meeting held on August 26, 2013, the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) approved a new name and revised principal investment strategies for the U.S. Long Short Momentum Fund. Effective October 30, 2013 the new name of the Fund will be “Long Short Equity Fund”.

The changes to the Fund’s name and principal investment strategies will not result in an increase in the Fund’s fees. Please read the Fund’s prospectus for more information on these changes.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 47

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Series Funds’ (the “Trust”) Board of Trustees (the “Board”) held on May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees met in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of the Adviser.

In considering the continuation of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their sharehold-

48 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

ers. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin as reflected in the Adviser’s profitability analysis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreement, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 49

OTHER INFORMATION (Unaudited) (concluded)

of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

50 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
	Length of Service as Trustee	Number of Funds
Name and Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	211
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments:

President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
	Length of Service as Trustee	Number of Funds
Name and Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	131
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	131
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	131
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 51

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES - concluded
	Length of Service as Trustee	Number of Funds
Name and Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	131
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present;

Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	131
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	131
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	131
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

52 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Advisor Research Center, Inc., Secretary (2006–2009), and Executive Vice President (2006)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 53

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

54 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 55

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

SECTOR FUNDS

BANKING FUND

BASIC MATERIALS FUND

BIOTECHNOLOGY FUND

CONSUMER PRODUCTS FUND

ELECTRONICS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

INTERNET FUND

LEISURE FUND

PRECIOUS METALS FUND

REAL ESTATE FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

UTILITIES FUND

RSECF-SEMI-0913x0314

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.
•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments

eDelivery services, contact one of our Shareholder Service

Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended September 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	September 30, 2013

For the first part of the six-month period ended September 30, 2013, the U.S. economy and investment markets benefited from continued monetary accommodation from the world’s central banks and an improving picture for housing and employment.

Volatility rose in the final weeks of the period, however, as markets braced for a government shutdown over a budget impasse and suspected that the U.S. economy is not expanding quickly enough. In addition, confusion clouded the expected start of the end of quantitative easing (QE), speculation over which began rattling investors as far back as May. In refraining from tapering in September, the Fed made it clear that it does not currently see enough economic growth potential to remove extreme monetary accommodation.

The pace of job creation in this economic expansion continues to be subpar. Although the unemployment rate mid-year fell to a four and a half year low, its decline was more a function of a declining labor force participation rate than exuberant hiring. Additionally, solid job gains in the private sector over the period were overshadowed by sluggish growth in aggregate earnings, owing to a rising share of part-time employment which puts downward pressure on consumption growth.

Economic data continue to confirm that housing has been the key pillar supporting the ongoing U.S. expansion, generating 50% of growth in the first half of 2013. Concerns about tapering mid-year drove interest rates higher, with mortgage rates rising by over 100 basis points from May through August. This is having a severe impact on housing, even though it may not show up in the economic data until later in the year.

Markets also have had to deal with substantial uncertainty overseas. Fears of a Chinese credit crunch stoked investor anxiety, and measures implemented to address structural problems in China’s economy appear to be temporary rather than long-term solutions. The devaluation of the Japanese yen is putting pressure on all the economies in the region, making the global economy vulnerable to an unexpected economic shock. Europe, meanwhile, is bouncing along a bottom, and the growth outlook, while improving, remains weak.

From a policy standpoint, the Fed appears to be concerned about the impact higher interest rates are having on the economy and the housing sector in particular, and it seems to be guiding long-term rates closer to the rate of inflation to stimulate growth. The Federal Open Market Committee has been very clear that the Fed will not allow interest rates to rise significantly until output and the crucial real estate market have reaccelerated.

For the six-month period ended September 30, 2013, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 8.31%. The Barclays U.S. Aggregate Bond Index* returned -1.77% for the period, while the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index* returned 0.04%. The MSCI World Index* returned 8.88%, while the MSCI Emerging Markets Index* returned -2.78%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2013 and ending September 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]

Banking Fund
Investor Class	1.37%	9.30%	$1,000.00	$1,093.00	$7.19
Advisor Class	1.87%	9.03%	1,000.00	1,090.30	9.80
A-Class	1.62%	9.15%	1,000.00	1,091.50	8.49
C-Class	2.37%	8.75%	1,000.00	1,087.50	12.40

Basic Materials Fund
Investor Class	1.39%	(3.24%)	1,000.00	967.60	6.86
Advisor Class	1.90%	(3.48%)	1,000.00	965.20	9.36
A-Class	1.65%	(3.36%)	1,000.00	966.40	8.13
C-Class	2.39%	(3.72%)	1,000.00	962.80	11.76

Biotechnology Fund
Investor Class	1.36%	26.94%	1,000.00	1,269.40	7.74
Advisor Class	1.86%	26.62%	1,000.00	1,266.20	10.57
A-Class	1.61%	26.79%	1,000.00	1,267.90	9.15
C-Class	2.36%	26.33%	1,000.00	1,263.30	13.39

Consumer Products Fund
Investor Class	1.37%	4.02%	1,000.00	1,040.20	7.01
Advisor Class	1.87%	3.72%	1,000.00	1,037.20	9.55
A-Class	1.62%	3.87%	1,000.00	1,038.70	8.28
C-Class	2.37%	3.49%	1,000.00	1,034.90	12.09

Electronics Fund
Investor Class	1.37%	11.92%	1,000.00	1,119.20	7.28
Advisor Class	1.87%	11.63%	1,000.00	1,116.30	9.92
A-Class	1.62%	11.79%	1,000.00	1,117.90	8.60
C-Class	2.37%	11.36%	1,000.00	1,113.60	12.56

Energy Fund
Investor Class	1.37%	5.24%	1,000.00	1,052.40	7.05
Advisor Class	1.87%	4.99%	1,000.00	1,049.90	9.61
A-Class	1.62%	5.09%	1,000.00	1,050.90	8.33
C-Class	2.37%	4.71%	1,000.00	1,047.10	12.16

Energy Services Fund
Investor Class	1.37%	7.39%	1,000.00	1,073.90	7.12
Advisor Class	1.87%	7.10%	1,000.00	1,071.00	9.71
A-Class	1.62%	7.25%	1,000.00	1,072.50	8.42
C-Class	2.37%	6.84%	1,000.00	1,068.40	12.29

Financial Services Fund
Investor Class	1.37%	5.33%	1,000.00	1,053.30	7.05
Advisor Class	1.87%	5.05%	1,000.00	1,050.50	9.61
A-Class	1.62%	5.19%	1,000.00	1,051.90	8.33
C-Class	2.37%	4.81%	1,000.00	1,048.10	12.17

Health Care Fund
Investor Class	1.37%	14.09%	1,000.00	1,140.90	7.35
Advisor Class	1.87%	13.75%	1,000.00	1,137.50	10.02
A-Class	1.62%	13.95%	1,000.00	1,139.50	8.69
C-Class	2.37%	13.48%	1,000.00	1,134.80	12.68

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Internet Fund
Investor Class	1.37%	25.66%	$1,000.00	$1,256.60	$7.75
Advisor Class	1.87%	25.34%	1,000.00	1,253.40	10.56
A-Class	1.62%	25.49%	1,000.00	1,254.90	9.16
C-Class	2.37%	25.01%	1,000.00	1,250.10	13.37

Leisure Fund
Investor Class	1.37%	13.75%	1,000.00	1,137.50	7.34
Advisor Class	1.87%	13.48%	1,000.00	1,134.80	10.01
A-Class	1.62%	13.62%	1,000.00	1,136.20	8.68
C-Class	2.37%	13.20%	1,000.00	1,132.00	12.67

Precious Metals Fund
Investor Class	1.27%	(29.68%)	1,000.00	703.20	5.42
Advisor Class	1.77%	(29.86%)	1,000.00	701.40	7.55
A-Class	1.52%	(29.75%)	1,000.00	702.50	6.49
C-Class	2.27%	(30.03%)	1,000.00	699.70	9.67

Real Estate Fund
A-Class	1.70%	(5.63%)	1,000.00	943.70	8.28
C-Class	2.40%	(5.99%)	1,000.00	940.10	11.67
H-Class	1.67%	(5.62%)	1,000.00	943.80	8.14

Retailing Fund
Investor Class	1.37%	13.91%	1,000.00	1,139.10	7.35
Advisor Class	1.87%	13.55%	1,000.00	1,135.50	10.01
A-Class	1.62%	13.68%	1,000.00	1,136.80	8.68
C-Class	2.37%	13.22%	1,000.00	1,132.20	12.67

Technology Fund
Investor Class	1.37%	13.35%	1,000.00	1,133.50	7.33
Advisor Class	1.87%	13.06%	1,000.00	1,130.60	9.99
A-Class	1.62%	13.07%	1,000.00	1,130.70	8.65
C-Class	2.37%	12.74%	1,000.00	1,127.40	12.64

Telecommunications Fund
Investor Class	1.39%	4.19%	1,000.00	1,041.90	7.12
Advisor Class	1.88%	3.90%	1,000.00	1,039.00	9.61
A-Class	1.63%	4.14%	1,000.00	1,041.40	8.34
C-Class	2.38%	4.00%	1,000.00	1,040.00	12.17

Transportation Fund
Investor Class	1.37%	19.71%	1,000.00	1,197.10	7.55
Advisor Class	1.87%	19.41%	1,000.00	1,194.10	10.29
A-Class	1.62%	19.56%	1,000.00	1,195.60	8.92
C-Class	2.37%	19.11%	1,000.00	1,191.10	13.02

Utilities Fund
Investor Class	1.41%	(2.35%)	1,000.00	976.50	6.99
Advisor Class	1.88%	(2.62%)	1,000.00	973.80	9.30
A-Class	1.64%	(2.49%)	1,000.00	975.10	8.12
C-Class	2.39%	(2.86%)	1,000.00	971.40	11.81

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

Banking Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Basic Materials Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.10	7.03
Advisor Class	1.90%	5.00%	1,000.00	1,015.54	9.60
A-Class	1.65%	5.00%	1,000.00	1,016.80	8.34
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06

Biotechnology Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.86%	5.00%	1,000.00	1,015.74	9.40
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91

Consumer Products Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Electronics Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Energy Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Energy Services Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Financial Services Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Health Care Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Internet Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Leisure Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Precious Metals Fund
Investor Class	1.27%	5.00%	1,000.00	1,018.70	6.43
Advisor Class	1.77%	5.00%	1,000.00	1,016.19	8.95
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46

Real Estate Fund
A-Class	1.70%	5.00%	1,000.00	1,016.55	8.59
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44

Retailing Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Technology Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Telecommunications Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.10	7.03
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01

Transportation Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

Utilities Fund
Investor Class	1.41%	5.00%	1,000.00	1,018.00	7.13
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period March 31, 2013 to September 30, 2013.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2013

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	3.9%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.8%
U.S. Bancorp	2.9%
Capital One Financial Corp.	2.3%
PNC Financial Services Group, Inc.	2.2%
Bank of New York Mellon Corp.	2.1%
State Street Corp.	1.9%
BB&T Corp.	1.7%
Top Ten Total	28.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
BANKING FUND

	Shares	Value

COMMON STOCKS† - 99.5%

REGIONAL BANKS - 38.6%
PNC Financial Services Group, Inc.	5,047	$365,654
BB&T Corp.	8,339	281,440
SunTrust Banks, Inc.	7,642	247,754
Fifth Third Bancorp	12,826	231,381
M&T Bank Corp.	2,031	227,310
Regions Financial Corp.	23,660	219,092
KeyCorp	17,057	194,450
CIT Group, Inc.*	3,807	185,667
Huntington Bancshares, Inc.	19,106	157,816
Popular, Inc.*	6,011	157,669
First Republic Bank	3,181	148,330
Zions Bancorporation	4,949	135,702
East West Bancorp, Inc.	4,040	129,078
Cullen/Frost Bankers, Inc.	1,800	126,990
Signature Bank*	1,385	126,755
SVB Financial Group*	1,441	124,459
Commerce Bancshares, Inc.	2,771	121,398
First Niagara Financial Group, Inc.	11,511	119,369
Prosperity Bancshares, Inc.	1,903	117,682
City National Corp.	1,765	117,655
FirstMerit Corp.	5,378	116,756
BankUnited, Inc.	3,470	108,229
Associated Banc-Corp.	6,301	97,602
Hancock Holding Co.	3,103	97,372
First Horizon National Corp.	8,683	95,426
Bank of Hawaii Corp.	1,751	95,342
TCF Financial Corp.	6,573	93,862
UMB Financial Corp.	1,725	93,737
CapitalSource, Inc.	7,804	92,712
Susquehanna Bancshares, Inc.	7,346	92,192
Webster Financial Corp.	3,593	91,729
Fulton Financial Corp.	7,755	90,578
Valley National Bancorp[1]	8,566	85,232
BancorpSouth, Inc.	4,217	84,087
Cathay General Bancorp	3,550	82,964
Texas Capital Bancshares, Inc.*	1,800	82,746
Glacier Bancorp, Inc.	3,330	82,284
First Financial Bankshares, Inc.	1,390	81,760
Umpqua Holdings Corp.	5,000	81,100
PrivateBancorp, Inc. — Class A	3,777	80,828
Bank of the Ozarks, Inc.	1,660	79,663
FNB Corp.	6,562	79,597
Trustmark Corp.	3,080	78,848
Wintrust Financial Corp.	1,886	77,458
MB Financial, Inc.	2,670	75,401
United Bankshares, Inc.	2,600	75,348
PacWest Bancorp	2,180	74,905
IBERIABANK Corp.	1,434	74,382
National Penn Bancshares, Inc.	7,170	72,059
Old National Bancorp	5,040	71,568
CVB Financial Corp.	5,290	71,521
Westamerica Bancorporation	1,390	69,139
Columbia Banking System, Inc.	2,750	67,925
Total Regional Banks		6,330,003
DIVERSIFIED BANKS - 27.9%
Wells Fargo & Co.	15,435	637,773
U.S. Bancorp	13,083	478,575
Itau Unibanco Holding S.A. ADR	14,888	210,219
Banco Bradesco S.A. ADR	14,211	197,249
Credicorp Ltd.	1,385	177,917
Toronto-Dominion Bank	1,895	170,512
ICICI Bank Ltd. ADR	5,585	170,231
Banco Santander S.A. ADR	20,628	168,531
Banco Santander Brasil S.A. ADR	24,109	167,558
Royal Bank of Canada	2,568	164,891
HSBC Holdings plc ADR	3,030	164,408
Bank of Montreal	2,446	163,442
Bank of Nova Scotia	2,830	162,187
Comerica, Inc.	4,124	162,114
Barclays plc ADR	9,289	158,285
Canadian Imperial Bank of Commerce	1,945	155,094
Banco Bilbao Vizcaya Argentaria S.A. ADR	13,837	154,698
Bancolombia S.A. ADR	2,685	154,495
Banco Santander Chile ADR	5,829	153,244
Grupo Financiero Santander Mexico
SAB de CV ADR	11,080	153,126
HDFC Bank Ltd. ADR	4,950	152,361
Sumitomo Mitsui Financial Group,
Inc. ADR[1]	15,330	149,161
Mitsubishi UFJ Financial Group, Inc. ADR	23,153	148,411
Total Diversified Banks		4,574,482
OTHER DIVERSIFIED FINANCIAL SERVICES - 13.5%
JPMorgan Chase & Co.	12,565	649,484
Bank of America Corp.	45,383	626,285
Citigroup, Inc.	12,758	618,891
ING US, Inc.	5,790	169,126
ING Groep N.V. ADR*	13,290	150,842
Total Other Diversified Financial Services		2,214,628
THRIFTS & MORTGAGE FINANCE - 8.9%
Ocwen Financial Corp.*	2,820	157,270
New York Community Bancorp, Inc.	10,307	155,739
Home Loan Servicing Solutions Ltd.	6,782	149,272
People’s United Financial, Inc.	9,025	129,780
Hudson City Bancorp, Inc.	14,294	129,361
Nationstar Mortgage Holdings, Inc.*	2,295	129,048
Washington Federal, Inc.	4,380	90,578
Radian Group, Inc.	6,470	90,127
MGIC Investment Corp.*	12,090	88,015
Capitol Federal Financial, Inc.	6,471	80,435
EverBank Financial Corp.	5,150	77,147
Northwest Bancshares, Inc.	5,090	67,290
Astoria Financial Corp.	5,316	66,131
BofI Holding, Inc.*	850	55,131
Total Thrifts & Mortgage Finance		1,465,324
ASSET MANAGEMENT & CUSTODY BANKS - 5.4%
Bank of New York Mellon Corp.	11,586	349,781
State Street Corp.	4,840	318,230
Northern Trust Corp.	3,900	212,121
Total Asset Management & Custody Banks		880,132

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
BANKING FUND

	Shares	Value

DIVERSIFIED CAPITAL MARKETS - 2.9%
Deutsche Bank AG	3,478	$159,570
Credit Suisse Group AG ADR	5,172	158,005
UBS AG	7,496	153,818
Total Diversified Capital Markets		471,393
CONSUMER FINANCE - 2.3%
Capital One Financial Corp.	5,460	375,320
Total Common Stocks
(Cost $11,284,593)		16,311,282

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$135,327	135,327
Total Repurchase Agreement
(Cost $135,327)		135,327
SECURITIES LENDING COLLATERAL††,3 - 1.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	90,523	90,523
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	84,527	84,527
Total Securities Lending Collateral
(Cost $175,050)		175,050
Total Investments - 101.4%
(Cost $11,594,970)		$16,621,659
Other Assets & Liabilities, net - (1.4)%		(236,662)
Total Net Assets - 100.0%		$16,384,997

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $168,456 of
securities loaned
(cost $11,284,593)	$16,311,282
Repurchase agreements, at value
(cost $310,377)	310,377
Total investments
(cost $11,594,970)	16,621,659
Cash	9
Receivables:
Fund shares sold	242,685
Dividends	24,405
Foreign taxes reclaim	344
Interest	75
Total assets	16,889,177
Liabilities:
Payable for:
Fund shares redeemed	297,772
Upon return of securities loaned	175,050
Management fees	10,484
Distribution and service fees	4,510
Transfer agent and administrative fees	3,083
Portfolio accounting fees	1,234
Miscellaneous	12,047
Total liabilities	504,180
Net assets	$16,384,997
Net assets consist of:
Paid in capital	$36,602,326
Undistributed net investment income	213,531
Accumulated net realized loss on investments	(25,457,549)
Net unrealized appreciation on investments	5,026,689
Net assets	$16,384,997
Investor Class:
Net assets	$7,303,125
Capital shares outstanding	127,087
Net asset value per share	$57.47
Advisor Class:
Net assets	$2,436,716
Capital shares outstanding	46,845
Net asset value per share	$52.02
A-Class:
Net assets	$3,064,558
Capital shares outstanding	57,609
Net asset value per share	$53.20
Maximum offering price per share
(Net asset value divided by 95.25%)	$55.85
C-Class:
Net assets	$3,580,598
Capital shares outstanding	71,989
Net asset value per share	$49.74

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $4,649)	$183,756
Income from securities lending, net	418
Interest	5
Total investment income	184,179

Expenses:
Management fees	70,589
Transfer agent and administrative fees	20,762
Distribution and service fees:
Advisor Class	6,778
A-Class	3,396
C-Class	19,286
Portfolio accounting fees	8,305
Trustees’ fees*	1,038
Custodian fees	817
Line of credit fees	65
Miscellaneous	12,056
Total expenses	143,092
Net investment income	41,087

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,032,273
Net realized gain	1,032,273
Net change in unrealized appreciation (depreciation) on:
Investments	(26,579)
Net change in unrealized appreciation (depreciation)	(26,579)
Net realized and unrealized gain	1,005,694
Net increase in net assets resulting from operations	$1,046,781

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$41,087	$162,457
Net realized gain (loss) on investments	1,032,273	(870,744)
Net change in unrealized appreciation (depreciation) on investments	(26,579)	614,730
Net increase (decrease) in net assets resulting from operations	1,046,781	(93,557)

Distributions to shareholders from:
Net investment income
Investor Class	—	(34,316)
Advisor Class	—	(35,517)
A-Class	—	(2,491)
C-Class	—	(10,552)
Total distributions to shareholders	—	(82,876)

Capital share transactions:
Proceeds from sale of shares
Investor Class	18,050,727	48,557,653
Advisor Class	4,542,084	27,915,563
A-Class	6,152,100	7,960,541
C-Class	12,149,769	18,118,088
Distributions reinvested
Investor Class	—	29,924
Advisor Class	—	35,505
A-Class	—	2,316
C-Class	—	9,324
Cost of shares redeemed
Investor Class	(20,229,385)	(68,846,342)
Advisor Class	(6,480,475)	(24,816,806)
A-Class	(5,215,678)	(8,398,878)
C-Class	(12,920,329)	(18,195,856)
Net decrease from capital share transactions	(3,951,187)	(17,628,968)
Net decrease in net assets	(2,904,406)	(17,805,401)

Net assets:
Beginning of period	19,289,403	37,094,804
End of period	$16,384,997	$19,289,403
Undistributed net investment income at end of period	$213,531	$172,444

Capital share activity:
Shares sold
Investor Class	318,500	1,044,393
Advisor Class	89,343	649,106
A-Class	115,940	184,181
C-Class	250,259	437,246
Shares issued from reinvestment of distributions
Investor Class	—	642
Advisor Class	—	838
A-Class	—	54
C-Class	—	229
Shares redeemed
Investor Class	(360,952)	(1,497,165)
Advisor Class	(131,264)	(587,096)
A-Class	(101,490)	(212,144)
C-Class	(266,499)	(442,727)
Net decrease in shares	(86,163)	(422,443)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$52.58	$46.75	$49.75	$50.73	$32.62	$75.60
Income (loss) from investment operations:
Net investment income[b]	.25	.54	.44	.13	.28	1.30
Net gain (loss) on investments (realized and unrealized)	4.64	5.44	(3.39)	(.99)	20.05	(42.98)
Total from investment operations	4.89	5.98	(2.95)	(.86)	20.33	(41.68)
Less distributions from:
Net investment income	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Total distributions	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Net asset value, end of period	$57.47	$52.58	$46.75	$49.75	$50.73	$32.62

Total Return[c]	9.30%	12.84%	(5.89%)	(1.66%)	63.48%	(55.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,303	$8,915	$29,061	$8,711	$26,340	$23,804
Ratios to average net assets:
Net investment income	0.89%	1.16%	1.02%	0.27%	0.67%	2.42%
Total expenses	1.37%	1.35%	1.34%	1.39%	1.38%	1.37%
Portfolio turnover rate	168%	382%	544%	1,130%	986%	1,055%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$47.71	$42.63	$45.63	$46.79	$30.36	$70.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.17	.12	(.08)	.06	1.20
Net gain (loss) on investments (realized and unrealized)	4.23	5.06	(3.07)	(.96)	18.59	(40.24)
Total from investment operations	4.31	5.23	(2.95)	(1.04)	18.65	(39.04)
Less distributions from:
Net investment income	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Total distributions	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Net asset value, end of period	$52.02	$47.71	$42.63	$45.63	$46.79	$30.36

Total Return[c]	9.03%	12.32%	(6.43%)	(2.19%)	62.66%	(55.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,437	$4,235	$1,105	$629	$1,291	$2,509
Ratios to average net assets:
Net investment income (loss)	0.31%	0.38%	0.30%	(0.18%)	0.17%	2.42%
Total expenses	1.87%	1.86%	1.83%	1.89%	1.88%	1.88%
Portfolio turnover rate	168%	382%	544%	1,130%	986%	1,055%

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$48.74	$43.45	$46.38	$47.41	$30.67	$71.50
Income (loss) from investment operations:
Net investment income[b]	.14	.36	.30	.04	.02	1.30
Net gain (loss) on investments (realized and unrealized)	4.32	5.08	(3.18)	(.95)	18.94	(40.83)
Total from investment operations	4.46	5.44	(2.88)	(.91)	18.96	(39.53)
Less distributions from:
Net investment income	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Total distributions	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Net asset value, end of period	$53.20	$48.74	$43.45	$46.38	$47.41	$30.67

Total Return[c]	9.15%	12.60%	(6.19%)	(1.89%)	63.04%	(55.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,065	$2,103	$3,088	$913	$6,381	$851
Ratios to average net assets:
Net investment income	0.52%	0.88%	0.73%	0.09%	0.06%	2.71%
Total expenses	1.62%	1.59%	1.61%	1.64%	1.63%	1.62%
Portfolio turnover rate	168%	382%	544%	1,130%	986%	1,055%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$45.74	$41.09	$44.20	$45.51	$29.90	$69.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.01	(.01)	(.29)	(.16)	.90
Net gain (loss) on investments (realized and unrealized)	4.03	4.79	(3.05)	(.90)	17.99	(39.20)
Total from investment operations	4.00	4.80	(3.06)	(1.19)	17.83	(38.30)
Less distributions from:
Net investment income	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Total distributions	—	(.15)	(.05)	(.12)	(2.22)	(1.30)
Net asset value, end of period	$49.74	$45.74	$41.09	$44.20	$45.51	$29.90

Total Return[c]	8.75%	11.74%	(6.88%)	(2.58%)	60.86%	(55.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,581	$4,036	$3,841	$2,844	$5,607	$2,114
Ratios to average net assets:
Net investment income (loss)	(0.13%)	0.02%	(0.03%)	(0.67%)	(0.42%)	1.82%
Total expenses	2.37%	2.35%	2.35%	2.38%	2.38%	2.40%
Portfolio turnover rate	168%	382%	544%	1,130%	986%	1,055%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period March 31, 2008 – April 19, 2009, have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	September 30, 2013

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Monsanto Co.	3.1%
EI du Pont de Nemours & Co.	3.0%
Dow Chemical Co.	2.8%
Praxair, Inc.	2.5%
LyondellBasell Industries N.V. — Class A	2.5%
Freeport-McMoRan Copper & Gold, Inc.	2.4%
Ecolab, Inc.	2.3%
Barrick Gold Corp.	2.1%
PPG Industries, Inc.	2.0%
Potash Corporation of Saskatchewan, Inc.	2.0%
Top Ten Total	24.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.6%

GOLD - 14.7%
Barrick Gold Corp.	45,429	$845,888
Goldcorp, Inc.	27,702	720,529
Newmont Mining Corp.	21,426	602,071
Randgold Resources Ltd. ADR	5,189	371,169
Yamana Gold, Inc.	34,314	356,866
Agnico Eagle Mines Ltd.	13,085	346,360
AngloGold Ashanti Ltd. ADR	25,480	338,374
Kinross Gold Corp.	65,565	331,103
Gold Fields Ltd. ADR	64,804	296,154
Cia de Minas Buenaventura SAA ADR	25,014	292,914
Eldorado Gold Corp.	42,442	284,786
Royal Gold, Inc.	5,658	275,318
New Gold, Inc.*	40,698	243,374
Franco-Nevada Corp.	5,301	239,923
IAMGOLD Corp.	48,819	231,890
Allied Nevada Gold Corp.*	24,037	100,475
Total Gold		5,877,194
SPECIALTY CHEMICALS - 14.4%
Ecolab, Inc.	9,255	914,025
Sherwin-Williams Co.	3,963	721,980
Sigma-Aldrich Corp.	6,171	526,386
Celanese Corp. — Class A	9,187	484,982
Ashland, Inc.	4,857	449,175
International Flavors & Fragrances, Inc.	5,211	428,865
WR Grace & Co.*	4,865	425,201
Valspar Corp.	6,135	389,143
Albemarle Corp.	6,061	381,479
Rockwood Holdings, Inc.	5,496	367,682
RPM International, Inc.	10,141	367,104
Cytec Industries, Inc.	3,608	293,547
Total Specialty Chemicals		5,749,569
DIVERSIFIED CHEMICALS - 12.1%
EI du Pont de Nemours & Co.	20,624	1,207,742
Dow Chemical Co.	28,698	1,102,003
PPG Industries, Inc.	4,880	815,253
Eastman Chemical Co.	7,432	578,953
FMC Corp.	7,317	524,775
Huntsman Corp.	17,728	365,374
Olin Corp.	10,000	230,700
Total Diversified Chemicals		4,824,800
FERTILIZERS & AGRICULTURAL CHEMICALS - 9.9%
Monsanto Co.	11,783	1,229,791
Potash Corporation of Saskatchewan, Inc.	25,710	804,209
Mosaic Co.	16,512	710,346
CF Industries Holdings, Inc.	2,754	580,626
Agrium, Inc.	4,122	346,372
Sociedad Quimica y Minera de
Chile S.A. ADR	8,950	273,423
Total Fertilizers & Agricultural Chemicals		3,944,767
STEEL - 9.6%
Vale S.A. ADR	46,874	731,702
Nucor Corp.	13,282	651,084
Reliance Steel & Aluminum Co.	5,262	385,547
Steel Dynamics, Inc.	19,166	320,264
Gerdau S.A. ADR	40,420	301,533
ArcelorMittal	21,534	294,370
Carpenter Technology Corp.	4,961	288,284
Allegheny Technologies, Inc.	9,396	286,766
Cliffs Natural Resources, Inc.[1]	13,849	283,905
United States Steel Corp.	13,714	282,371
Total Steel		3,825,826
DIVERSIFIED METALS & MINING - 9.4%
Freeport-McMoRan Copper & Gold, Inc.	28,812	953,100
Southern Copper Corp.	27,949	761,330
Rio Tinto plc ADR	9,885	481,993
BHP Billiton Ltd. ADR	6,945	461,843
Teck Resources Ltd. — Class B	12,013	322,429
BHP Billiton plc ADR	4,280	251,921
US Silica Holdings, Inc.[1]	7,941	197,731
Molycorp, Inc.*,1	27,255	178,793
Walter Energy, Inc.	10,753	150,865
Total Diversified Metals & Mining		3,760,005
PAPER PACKAGING - 5.8%
Rock Tenn Co. — Class A	4,435	449,133
MeadWestvaco Corp.	11,400	437,532
Packaging Corporation of America	6,590	376,223
Sealed Air Corp.	13,774	374,515
Avery Dennison Corp.	7,970	346,854
Bemis Company, Inc.	8,828	344,380
Total Paper Packaging		2,328,637
INDUSTRIAL GASES - 5.6%
Praxair, Inc.	8,241	990,650
Air Products & Chemicals, Inc.	7,273	775,084
Airgas, Inc.	4,391	465,666
Total Industrial Gases		2,231,400
COMMODITY CHEMICALS - 4.2%
LyondellBasell Industries N.V. — Class A	13,500	988,605
Westlake Chemical Corp.	4,170	436,432
Axiall Corp.	7,210	272,466
Total Commodity Chemicals		1,697,503
CONSTRUCTION MATERIALS - 3.9%
Cemex SAB de CV ADR*	40,867	456,892
Vulcan Materials Co.	8,318	430,956
Martin Marietta Materials, Inc.	3,721	365,291
Eagle Materials, Inc.	4,360	316,318
Total Construction Materials		1,569,457
METAL & GLASS CONTAINERS - 3.0%
Ball Corp.	9,392	421,513
Crown Holdings, Inc.*	9,561	404,239
Owens-Illinois, Inc.*	12,053	361,831
Total Metal & Glass Containers		1,187,583

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
BASIC MATERIALS FUND

	Shares	Value

PRECIOUS METALS & MINERALS - 2.7%
Silver Wheaton Corp.	19,692	$487,770
Pan American Silver Corp.	23,321	246,037
Stillwater Mining Co.*	16,390	180,454
Coeur Mining, Inc.*	13,758	165,784
Total Precious Metals & Minerals		1,080,045
PAPER PRODUCTS - 2.5%
International Paper Co.	16,463	737,542
Domtar Corp.	3,240	257,321
Total Paper Products		994,863
ALUMINUM - 1.2%
Alcoa, Inc.	59,489	483,051
FOREST PRODUCTS - 0.6%
Louisiana-Pacific Corp.*	14,380	252,944
Total Common Stocks
(Cost $22,651,346)		39,807,644

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$246,338	246,338
Total Repurchase Agreement
(Cost $246,338)		246,338
SECURITIES LENDING COLLATERAL††,3 - 1.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	263,769	263,769
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	246,296	246,296
Total Securities Lending Collateral
(Cost $510,065)		510,065
Total Investments - 101.5%
(Cost $23,407,749)		$40,564,047
Other Assets & Liabilities, net - (1.5)%		(606,932)
Total Net Assets - 100.0%		$39,957,115

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $487,490 of
securities loaned
(cost $22,651,346)	$39,807,644
Repurchase agreements, at value
(cost $756,403)	756,403
Total investments
(cost $23,407,749)	40,564,047
Cash	65
Receivables:
Securities sold	3,054,737
Dividends	51,301
Fund shares sold	8,208
Interest	1,704
Total assets	43,680,062
Liabilities:
Payable for:
Fund shares redeemed	3,139,072
Upon return of securities loaned	510,065
Management fees	28,620
Transfer agent and administrative fees	8,418
Distribution and service fees	5,964
Portfolio accounting fees	3,367
Miscellaneous	27,441
Total liabilities	3,722,947
Net assets	$39,957,115
Net assets consist of:
Paid in capital	$51,629,107
Undistributed net investment income	388,290
Accumulated net realized loss on investments	(29,216,580)
Net unrealized appreciation on investments	17,156,298
Net assets	$39,957,115
Investor Class:
Net assets	$25,608,899
Capital shares outstanding	529,945
Net asset value per share	$48.32
Advisor Class:
Net assets	$2,083,075
Capital shares outstanding	46,411
Net asset value per share	$44.88
A-Class:
Net assets	$7,618,747
Capital shares outstanding	165,622
Net asset value per share	$46.00
Maximum offering price per share
(Net asset value divided by 95.25%)	$48.29
C-Class:
Net assets	$4,646,394
Capital shares outstanding	109,382
Net asset value per share	$42.48

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $11,849)	$471,735
Income from securities lending, net	8,348
Interest	13
Total investment income	480,096

Expenses:
Management fees	187,138
Transfer agent and administrative fees	55,040
Distribution and service fees:
Advisor Class	6,416
A-Class	11,316
C-Class	26,256
Portfolio accounting fees	22,016
Tax expense	5,107
Trustees’ fees*	3,124
Custodian fees	2,350
Line of credit fees	267
Miscellaneous	31,873
Total expenses	350,903
Net investment income	129,193

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,021,014
Net realized gain	5,021,014
Net change in unrealized appreciation (depreciation) on:
Investments	(7,552,599)
Net change in unrealized appreciation (depreciation)	(7,552,599)
Net realized and unrealized loss	(2,531,585)
Net decrease in net assets resulting from operations	$(2,402,392)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$129,193	$453,823
Net realized gain on investments	5,021,014	311,441
Net change in unrealized appreciation (depreciation) on investments	(7,552,599)	(1,310,252)
Net decrease in net assets resulting from operations	(2,402,392)	(544,988)

Distributions to shareholders from:
Net investment income
Investor Class	—	(159,284)
Advisor Class	—	(14,458)
A-Class	—	(29,092)
C-Class	—	(24,821)
Total distributions to shareholders	—	(227,655)

Capital share transactions:
Proceeds from sale of shares
Investor Class	62,841,369	175,560,604
Advisor Class	4,032,320	10,456,179
A-Class	2,574,747	6,275,946
C-Class	11,965,361	28,696,473
Distributions reinvested
Investor Class	—	142,259
Advisor Class	—	10,612
A-Class	—	26,621
C-Class	—	23,063
Cost of shares redeemed
Investor Class	(71,958,257)	(176,485,331)
Advisor Class	(5,418,243)	(11,897,822)
A-Class	(5,388,870)	(4,371,972)
C-Class	(13,685,908)	(30,128,845)
Net decrease from capital share transactions	(15,037,481)	(1,692,213)
Net decrease in net assets	(17,439,873)	(2,464,856)

Net assets:
Beginning of period	57,396,988	59,861,844
End of period	$39,957,115	$57,396,988
Undistributed net investment income at end of period	$388,290	$259,097

Capital share activity:
Shares sold
Investor Class	1,311,761	3,611,782
Advisor Class	90,242	230,287
A-Class	56,425	130,171
C-Class	286,326	667,452
Shares issued from reinvestment of distributions
Investor Class	—	2,927
Advisor Class	—	234
A-Class	—	574
C-Class	—	535
Shares redeemed
Investor Class	(1,502,886)	(3,633,585)
Advisor Class	(121,593)	(266,206)
A-Class	(124,075)	(95,233)
C-Class	(328,035)	(704,019)
Net decrease in shares	(331,835)	(55,081)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$49.94	$49.80	$56.36	$44.65	$27.43	$50.49
Income (loss) from investment operations:
Net investment income[b]	.19	.46	.09	— [c]	.24	.20
Net gain (loss) on investments (realized and unrealized)	(1.81)	(.15)	(6.65)	11.82	17.07	(22.77)
Total from investment operations	(1.62)	.31	(6.56)	11.82	17.31	(22.57)
Less distributions from:
Net investment income	—	(.17)	—	(.11)	(.09)	(.49)
Total distributions	—	(.17)	—	(.11)	(.09)	(.49)
Net asset value, end of period	$48.32	$49.94	$49.80	$56.36	$44.65	$27.43

Total Return[d]	(3.24%)	0.65%	(11.66%)	26.50%	63.12%	(44.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,609	$36,012	$36,847	$73,606	$44,582	$98,767
Ratios to average net assets:
Net investment income	0.78%	0.95%	0.17%	0.00%	0.65%	0.46%
Total expenses	1.39%	1.36%	1.36%	1.39%	1.39%	1.37%
Portfolio turnover rate	153%	251%	217%	292%	455%	288%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$46.50	$46.61	$53.00	$42.20	$26.06	$48.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.19	.08	(.20)	.03	.05
Net gain (loss) on investments (realized and unrealized)	(1.68)	(.13)	(6.47)	11.11	16.20	(21.77)
Total from investment operations	(1.62)	.06	(6.39)	10.91	16.23	(21.72)
Less distributions from:
Net investment income	—	(.17)	—	(.11)	(.09)	(.49)
Total distributions	—	(.17)	—	(.11)	(.09)	(.49)
Net asset value, end of period	$44.88	$46.50	$46.61	$53.00	$42.20	$26.06

Total Return[d]	(3.48%)	0.16%	(12.08%)	25.88%	62.30%	(44.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,083	$3,616	$5,287	$15,986	$8,799	$4,705
Ratios to average net assets:
Net investment income (loss)	0.29%	0.43%	0.17%	(0.44%)	0.07%	0.13%
Total expenses	1.90%	1.86%	1.86%	1.89%	1.89%	1.88%
Portfolio turnover rate	153%	251%	217%	292%	455%	288%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$47.60	$47.58	$53.99	$42.88	$26.41	$48.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.32	(.01)	(.09)	.15	.12
Net gain (loss) on investments (realized and unrealized)	(1.73)	(.13)	(6.40)	11.31	16.41	(22.02)
Total from investment operations	(1.60)	.19	(6.41)	11.22	16.56	(21.90)
Less distributions from:
Net investment income	—	(.17)	—	(.11)	(.09)	(.49)
Total distributions	—	(.17)	—	(.11)	(.09)	(.49)
Net asset value, end of period	$46.00	$47.60	$47.58	$53.99	$42.88	$26.41

Total Return[d]	(3.36%)	0.41%	(11.87%)	26.20%	62.72%	(44.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,619	$11,104	$9,410	$18,187	$8,159	$3,986
Ratios to average net assets:
Net investment income (loss)	0.57%	0.69%	(0.03%)	(0.19%)	0.40%	0.30%
Total expenses	1.65%	1.61%	1.61%	1.64%	1.65%	1.63%
Portfolio turnover rate	153%	251%	217%	292%	455%	288%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$44.12	$44.45	$50.80	$40.67	$25.24	$47.02
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.03)	(.33)	(.40)	(.13)	(.18)
Net gain (loss) on investments (realized and unrealized)	(1.59)	(.13)	(6.02)	10.64	15.65	(21.11)
Total from investment operations	(1.64)	(.16)	(6.35)	10.24	15.52	(21.29)
Less distributions from:
Net investment income	—	(.17)	—	(.11)	(.09)	(.49)
Total distributions	—	(.17)	—	(.11)	(.09)	(.49)
Net asset value, end of period	$42.48	$44.12	$44.45	$50.80	$40.67	$25.24

Total Return[d]	(3.72%)	(0.35%)	(12.50%)	25.21%	61.51%	(45.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,646	$6,666	$8,317	$13,353	$9,125	$4,024
Ratios to average net assets:
Net investment loss	(0.23%)	(0.07%)	(0.73%)	(0.93%)	(0.37%)	(0.46%)
Total expenses	2.39%	2.36%	2.36%	2.39%	2.40%	2.38%
Portfolio turnover rate	153%	251%	217%	292%	455%	288%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Gilead Sciences, Inc.	7.2%
Amgen, Inc.	6.6%
Celgene Corp.	6.1%
Biogen Idec, Inc.	5.4%
Regeneron Pharmaceuticals, Inc.	4.0%
Alexion Pharmaceuticals, Inc.	3.6%
Vertex Pharmaceuticals, Inc.	3.3%
Life Technologies Corp.	2.7%
Pharmacyclics, Inc.	2.5%
Illumina, Inc.	2.4%
Top Ten Total	43.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.3%

BIOTECHNOLOGY - 85.4%
Gilead Sciences, Inc.*	447,504	$28,121,150
Amgen, Inc.	230,954	25,852,990
Celgene Corp.*	154,657	23,806,351
Biogen Idec, Inc.*	88,033	21,194,825
Regeneron Pharmaceuticals, Inc.*	49,819	15,586,871
Alexion Pharmaceuticals, Inc.*	121,274	14,087,188
Vertex Pharmaceuticals, Inc.*	167,052	12,665,883
Pharmacyclics, Inc.*	70,280	9,728,158
Onyx Pharmaceuticals, Inc.*	70,728	8,817,660
BioMarin Pharmaceutical, Inc.*	118,694	8,572,081
Incyte Corporation Ltd.*	193,269	7,373,212
Elan Corp. plc ADR*	461,483	7,189,905
Seattle Genetics, Inc.*,1	148,587	6,512,568
Medivation, Inc.*	103,470	6,201,992
Theravance, Inc.*	151,606	6,199,169
Alnylam Pharmaceuticals, Inc.*	95,008	6,081,462
Cubist Pharmaceuticals, Inc.*	94,138	5,982,470
United Therapeutics Corp.*	73,043	5,759,441
Isis Pharmaceuticals, Inc.*	152,780	5,735,361
Opko Health, Inc.*,1	640,610	5,643,774
Alkermes plc*	161,019	5,413,459
NPS Pharmaceuticals, Inc.*	167,769	5,336,732
Celldex Therapeutics, Inc.*	141,910	5,027,871
Ariad Pharmaceuticals, Inc.*	270,575	4,978,580
Amarin Corporation plc ADR*,1	779,950	4,929,284
Cepheid, Inc.*	119,576	4,668,247
ACADIA Pharmaceuticals, Inc.*	169,593	4,658,720
Aegerion Pharmaceuticals, Inc.*	54,300	4,654,053
Sarepta Therapeutics, Inc.*,1	88,479	4,178,863
Myriad Genetics, Inc.*,1	167,572	3,937,942
MannKind Corp.*,1	654,200	3,728,940
ImmunoGen, Inc.*,1	207,300	3,528,246
Acorda Therapeutics, Inc.*	101,159	3,467,731
Ironwood Pharmaceuticals, Inc. — Class A*,[1]	286,024	3,389,384
Clovis Oncology, Inc.*	55,400	3,367,212
InterMune, Inc.*	211,455	3,250,063
Halozyme Therapeutics, Inc.*,1	294,000	3,245,760
Exelixis, Inc.*,1	519,800	3,025,236
PDL BioPharma, Inc.[1]	378,913	3,019,937
Arena Pharmaceuticals, Inc.*,1	571,300	3,010,751
TESARO, Inc.*	72,900	2,824,146
Exact Sciences Corp.*	225,900	2,667,879
Neurocrine Biosciences, Inc.*	234,700	2,656,804
Keryx Biopharmaceuticals, Inc.*	256,860	2,594,286
Infinity Pharmaceuticals, Inc.*	144,090	2,514,371
Array BioPharma, Inc.*	386,700	2,405,274
Spectrum Pharmaceuticals, Inc.[1]	244,503	2,051,380
Organovo Holdings, Inc.*,1	299,000	1,725,230
Achillion Pharmaceuticals, Inc.*	334,498	1,010,184
Total Biotechnology		332,379,076
LIFE SCIENCES TOOLS & SERVICES - 12.1%
Life Technologies Corp.*	140,420	10,507,629
Illumina, Inc.*,1	116,846	9,444,662
Quintiles Transnational Holdings, Inc.*	159,419	7,154,725
Bio-Rad Laboratories, Inc. — Class A*	46,080	5,417,165
QIAGEN N.V.*	240,200	5,140,280
Techne Corp.	64,004	5,124,160
Charles River Laboratories International, Inc.*	95,700	4,427,082
Total Life Sciences Tools & Services		47,215,703
PHARMACEUTICALS - 1.8%
Medicines Co.*	128,900	4,320,728
Nektar Therapeutics*	265,980	2,779,491
Total Pharmaceuticals		7,100,219
Total Common Stocks
(Cost $219,685,932)		386,694,998
RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	24,000	—
Total Rights
(Cost $ —)		—

	Face
	Amount
REPURCHASE AGREEMENT††,3 - 0.3%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$1,025,324	1,025,324
Total Repurchase Agreement
(Cost $1,025,324)		1,025,324
SECURITIES LENDING COLLATERAL††,4 - 9.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	19,237,438	19,237,438
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	17,963,150	17,963,150
Total Securities Lending Collateral
(Cost $37,200,588)		37,200,588
Total Investments - 109.2%
(Cost $257,911,844)		$424,920,910
Other Assets & Liabilities, net - (9.2)%		(35,855,832)
Total Net Assets - 100.0%		$389,065,078

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 5.
[4]	Securities lending collateral — See Note 6. ADR — American Depositary Receipt plc — Public Limited Company

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $35,194,217 of
securities loaned
(cost $219,685,932)	$386,694,998
Repurchase agreements, at value
(cost $38,225,912)	38,225,912
Total investments
(cost $257,911,844)	424,920,910
Receivables:
Fund shares sold	2,951,316
Interest	104,782
Total assets	427,977,008
Liabilities:
Payable for:
Upon return of securities loaned	37,200,588
Fund shares redeemed	1,070,059
Management fees	249,233
Transfer agent and administrative fees	73,304
Distribution and service fees	42,348
Portfolio accounting fees	26,785
Miscellaneous	249,613
Total liabilities	38,911,930
Net assets	$389,065,078
Net assets consist of:
Paid in capital	$235,615,004
Accumulated net investment loss	(2,688,671)
Accumulated net realized loss on investments	(10,870,321)
Net unrealized appreciation on investments	167,009,066
Net assets	$389,065,078
Investor Class:
Net assets	$275,518,005
Capital shares outstanding	4,432,077
Net asset value per share	$62.16
Advisor Class:
Net assets	$42,770,647
Capital shares outstanding	746,144
Net asset value per share	$57.32
A-Class:
Net assets	$47,470,853
Capital shares outstanding	810,805
Net asset value per share	$58.55
Maximum offering price per share
(Net asset value divided by 95.25%)	$61.47
C-Class:
Net assets	$23,305,573
Capital shares outstanding	425,000
Net asset value per share	$54.84

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Income from securities lending, net	$616,796
Dividends	351,065
Interest	133
Total investment income	967,994

Expenses:
Management fees	1,325,234
Transfer agent and administrative fees	389,773
Distribution and service fees:
Advisor Class	86,462
A-Class	46,558
C-Class	90,344
Portfolio accounting fees	148,186
Custodian fees	16,480
Trustees’ fees*	11,671
Line of credit fees	137
Miscellaneous	234,046
Total expenses	2,348,891
Net investment loss	(1,380,897)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,136,599
Net realized gain	4,136,599
Net change in unrealized appreciation (depreciation) on:
Investments	69,430,995
Net change in unrealized appreciation (depreciation)	69,430,995
Net realized and unrealized gain	73,567,594
Net increase in net assets resulting from operations	$72,186,697

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,380,897)	$(2,084,069)
Net realized gain on investments	4,136,599	4,729,472
Net change in unrealized appreciation (depreciation) on investments	69,430,995	51,758,234
Net increase in net assets resulting from operations	72,186,697	54,403,637

Capital share transactions:
Proceeds from sale of shares
Investor Class	259,019,973	469,000,382
Advisor Class	59,073,861	78,606,634
A-Class	31,819,584	54,901,267
C-Class	20,783,253	40,956,893
Cost of shares redeemed
Investor Class	(207,456,298)	(426,833,879)
Advisor Class	(46,327,916)	(69,817,795)
A-Class	(19,095,209)	(38,802,538)
C-Class	(15,337,755)	(37,066,779)
Net increase from capital share transactions	82,479,493	70,944,185
Net increase in net assets	154,666,190	125,347,822

Net assets:
Beginning of period	234,398,888	109,051,066
End of period	$389,065,078	$234,398,888
Accumulated net investment loss at end of period	$(2,688,671)	$(1,307,774)

Capital share activity:
Shares sold
Investor Class	4,696,849	11,739,617
Advisor Class	1,161,508	2,073,757
A-Class	603,360	1,440,618
C-Class	422,350	1,112,660
Shares redeemed
Investor Class	(3,774,181)	(10,642,905)
Advisor Class	(912,119)	(1,819,571)
A-Class	(364,076)	(1,005,019)
C-Class	(312,400)	(1,008,536)
Net increase in shares	1,521,291	1,890,621

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$48.97	$36.90	$29.16	$27.34	$19.37	$21.51
Income (loss) from investment operations:
Net investment loss[b]	(.21)	(.40)	(.34)	(.33)	(.21)	(.19)
Net gain (loss) on investments (realized and unrealized)	13.40	12.47	8.08	2.15	8.18	(1.95)
Total from investment operations	13.19	12.07	7.74	1.82	7.97	(2.14)
Net asset value, end of period	$62.16	$48.97	$36.90	$29.16	$27.34	$19.37

Total Return[c]	26.94%	32.71%	26.54%	6.66%	41.15%	(9.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,518	$171,844	$89,027	$44,686	$147,631	$65,829
Ratios to average net assets:
Net investment loss	(0.74%)	(0.98%)	(1.09%)	(1.26%)	(0.90%)	(0.86%)
Total expenses	1.36%	1.35%	1.36%	1.39%	1.39%	1.38%
Portfolio turnover rate	61%	197%	333%	337%	316%	370%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$45.27	$34.27	$27.22	$25.66	$18.27	$20.39
Income (loss) from investment operations:
Net investment loss[b]	(.32)	(.56)	(.48)	(.43)	(.30)	(.29)
Net gain (loss) on investments (realized and unrealized)	12.37	11.56	7.53	1.99	7.69	(1.83)
Total from investment operations	12.05	11.00	7.05	1.56	7.39	(2.12)
Net asset value, end of period	$57.32	$45.27	$34.27	$27.22	$25.66	$18.27

Total Return[c]	26.62%	32.10%	25.90%	6.08%	40.45%	(10.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,771	$22,486	$8,313	$7,410	$9,144	$6,675
Ratios to average net assets:
Net investment loss	(1.24%)	(1.46%)	(1.65%)	(1.77%)	(1.38%)	(1.40%)
Total expenses	1.86%	1.86%	1.87%	1.89%	1.89%	1.88%
Portfolio turnover rate	61%	197%	333%	337%	316%	370%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$46.18	$34.88	$27.64	$25.98	$18.45	$20.54
Income (loss) from investment operations:
Net investment loss[b]	(.26)	(.48)	(.37)	(.37)	(.25)	(.24)
Net gain (loss) on investments (realized and unrealized)	12.63	11.78	7.61	2.03	7.78	(1.85)
Total from investment operations	12.37	11.30	7.24	1.66	7.53	(2.09)
Net asset value, end of period	$58.55	$46.18	$34.88	$27.64	$25.98	$18.45

Total Return[c]	26.79%	32.40%	26.19%	6.39%	40.81%	(10.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,471	$26,391	$4,741	$2,211	$2,869	$4,346
Ratios to average net assets:
Net investment loss	(0.98%)	(1.21%)	(1.30%)	(1.51%)	(1.12%)	(1.17%)
Total expenses	1.61%	1.61%	1.61%	1.64%	1.64%	1.64%
Portfolio turnover rate	61%	197%	333%	337%	316%	370%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$43.41	$33.04	$26.38	$24.96	$17.87	$20.03
Income (loss) from investment operations:
Net investment loss[b]	(.43)	(.73)	(.58)	(.54)	(.38)	(.38)
Net gain (loss) on investments (realized and unrealized)	11.86	11.10	7.24	1.96	7.47	(1.78)
Total from investment operations	11.43	10.37	6.66	1.42	7.09	(2.16)
Net asset value, end of period	$54.84	$43.41	$33.04	$26.38	$24.96	$17.87

Total Return[c]	26.33%	31.39%	25.25%	5.65%	39.68%	(10.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,306	$13,677	$6,969	$3,393	$4,705	$4,028
Ratios to average net assets:
Net investment loss	(1.75%)	(1.96%)	(2.06%)	(2.27%)	(1.78%)	(1.89%)
Total expenses	2.36%	2.36%	2.36%	2.39%	2.39%	2.39%
Portfolio turnover rate	61%	197%	333%	337%	316%	370%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.7%
Coca-Cola Co.	5.2%
Philip Morris International, Inc.	4.6%
PepsiCo, Inc.	4.4%
Altria Group, Inc.	3.3%
Colgate-Palmolive Co.	3.0%
Mondelez International, Inc. — Class A	2.9%
Kimberly-Clark Corp.	2.4%
General Mills, Inc.	2.3%
Kraft Foods Group, Inc.	2.2%
Top Ten Total	36.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.8%

PACKAGED FOODS & MEATS - 29.2%
Mondelez International, Inc. — Class A	166,400	$5,228,287
General Mills, Inc.	84,237	4,036,637
Kraft Foods Group, Inc.	76,800	4,027,392
Kellogg Co.	56,120	3,295,928
Hershey Co.	35,392	3,273,760
Mead Johnson Nutrition Co. — Class A	36,749	2,728,981
ConAgra Foods, Inc.	87,382	2,651,170
Campbell Soup Co.	62,517	2,545,067
JM Smucker Co.	22,931	2,408,672
Hormel Foods Corp.	56,086	2,362,342
Green Mountain Coffee Roasters, Inc.*	30,874	2,325,738
Tyson Foods, Inc. — Class A	79,115	2,237,372
McCormick & Company, Inc.	31,639	2,047,043
Unilever N.V. — Class Y	43,541	1,642,367
BRF S.A. ADR	66,380	1,628,301
Flowers Foods, Inc.	70,092	1,502,772
Pilgrim’s Pride Corp.*	88,200	1,480,878
Hillshire Brands Co.	45,340	1,393,752
Hain Celestial Group, Inc.*	17,580	1,355,770
WhiteWave Foods Co. — Class A*	66,900	1,335,993
TreeHouse Foods, Inc.*	16,801	1,122,811
Dean Foods Co.*	50,640	977,352
Sanderson Farms, Inc.	13,500	880,740
Total Packaged Foods & Meats		52,489,125
HOUSEHOLD PRODUCTS - 15.1%
Procter & Gamble Co.	134,260	10,148,712
Colgate-Palmolive Co.	89,349	5,298,396
Kimberly-Clark Corp.	45,522	4,289,083
Clorox Co.	28,967	2,367,183
Church & Dwight Company, Inc.	33,666	2,021,643
Energizer Holdings, Inc.	18,565	1,692,200
Spectrum Brands Holdings, Inc.	20,600	1,356,304
Total Household Products		27,173,521
SOFT DRINKS - 14.2%
Coca-Cola Co.	244,026	9,243,705
PepsiCo, Inc.	99,637	7,921,142
Coca-Cola Enterprises, Inc.	57,994	2,331,939
Dr Pepper Snapple Group, Inc.	48,301	2,164,851
Monster Beverage Corp.*	39,753	2,077,094
Fomento Economico Mexicano SAB de CV ADR	17,293	1,678,977
Total Soft Drinks		25,417,708
TOBACCO - 12.0%
Philip Morris International, Inc.	95,897	8,303,721
Altria Group, Inc.	170,800	5,866,980
Reynolds American, Inc.	74,933	3,655,232
Lorillard, Inc.	65,531	2,934,478
Universal Corp.	15,300	779,229
Total Tobacco		21,539,640
FOOD RETAIL - 7.3%
Whole Foods Market, Inc.	57,514	3,364,568
Kroger Co.	80,053	3,229,338
Safeway, Inc.	59,545	1,904,845
Casey’s General Stores, Inc.	16,623	1,221,791
Harris Teeter Supermarkets, Inc.	23,266	1,144,455
Fresh Market, Inc.*	23,520	1,112,731
SUPERVALU, Inc.*	129,482	1,065,637
Total Food Retail		13,043,365
PERSONAL PRODUCTS - 5.7%
Estee Lauder Companies, Inc. — Class A	52,956	3,701,624
Herbalife Ltd.[1]	38,054	2,655,028
Avon Products, Inc.	101,902	2,099,181
Nu Skin Enterprises, Inc. — Class A	18,230	1,745,340
Total Personal Products		10,201,173
DISTILLERS & VINTNERS - 5.1%
Brown-Forman Corp. — Class B	39,380	2,682,959
Constellation Brands, Inc. — Class A*	41,444	2,378,886
Beam, Inc.	35,970	2,325,461
Diageo plc ADR	13,300	1,690,164
Total Distillers & Vintners		9,077,470
AGRICULTURAL PRODUCTS - 4.9%
Archer-Daniels-Midland Co.	96,603	3,558,855
Bunge Ltd.	31,596	2,398,452
Ingredion, Inc.	24,274	1,606,211
Darling International, Inc.*	54,344	1,149,919
Total Agricultural Products		8,713,437
BREWERS - 3.9%
Cia de Bebidas das Americas ADR	63,180	2,422,954
Anheuser-Busch InBev N.V. ADR	23,512	2,332,390
Molson Coors Brewing Co. — Class B	42,917	2,151,429
Total Brewers		6,906,773
FOOD DISTRIBUTORS - 2.4%
Sysco Corp.	98,105	3,122,682
United Natural Foods, Inc.*	18,730	1,259,031
Total Food Distributors		4,381,713
Total Common Stocks
(Cost $132,356,793)		178,943,925

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
CONSUMER PRODUCTS FUND

	Face
	Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 1.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	$945,926	$945,926
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	883,268	883,268
Total Securities Lending Collateral
(Cost $1,829,194)		1,829,194
Total Investments - 100.8%
(Cost $134,185,987)		$180,773,119
Other Assets & Liabilities, net - (0.8)%		(1,507,740)
Total Net Assets - 100.0%		$179,265,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $1,829,718 of
securities loaned
(cost $132,356,793)	$178,943,925
Repurchase agreements, at value
(cost $1,829,194)	1,829,194
Total investments
(cost $134,185,987)	180,773,119
Cash	808,399
Receivables:
Fund shares sold	3,248,864
Dividends	466,525
Interest	2,289
Total assets	185,299,196
Liabilities:
Payable for:
Fund shares redeemed	2,647,730
Upon return of securities loaned	1,829,194
Securities purchased	1,249,262
Management fees	114,576
Transfer agent and administrative fees	33,699
Distribution and service fees	23,476
Portfolio accounting fees	13,479
Miscellaneous	122,401
Total liabilities	6,033,817
Net assets	$179,265,379
Net assets consist of:
Paid in capital	$130,207,021
Undistributed net investment income	2,426,086
Accumulated net realized gain on investments	45,140
Net unrealized appreciation on investments	46,587,132
Net assets	$179,265,379
Investor Class:
Net assets	$118,856,397
Capital shares outstanding	2,391,153
Net asset value per share	$49.71
Advisor Class:
Net assets	$25,507,703
Capital shares outstanding	560,556
Net asset value per share	$45.50
A-Class:
Net assets	$22,014,790
Capital shares outstanding	471,004
Net asset value per share	$46.74
Maximum offering price per share
(Net asset value divided by 95.25%)	$49.07
C-Class:
Net assets	$12,886,489
Capital shares outstanding	301,379
Net asset value per share	$42.76

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $19,422)	$2,160,133
Income from securities lending, net	26,291
Interest	81
Total investment income	2,186,505

Expenses:
Management fees	828,327
Transfer agent and administrative fees	243,625
Distribution and service fees:
Advisor Class	51,085
A-Class	28,847
C-Class	64,602
Portfolio accounting fees	97,449
Custodian fees	10,860
Trustees’ fees*	9,501
Line of credit fees	145
Miscellaneous	146,081
Total expenses	1,480,522
Net investment income	705,983

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,606,704
Net realized gain	12,606,704
Net change in unrealized appreciation (depreciation) on:
Investments	(5,573,338)
Net change in unrealized appreciation (depreciation)	(5,573,338)
Net realized and unrealized gain	7,033,366
Net increase in net assets resulting from operations	$7,739,349

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$705,983	$2,160,769
Net realized gain on investments	12,606,704	4,310,827
Net change in unrealized appreciation (depreciation) on investments	(5,573,338)	18,511,373
Net increase in net assets resulting from operations	7,739,349	24,982,969

Distributions to shareholders from:
Net investment income
Investor Class	—	(316,169)
Advisor Class	—	(40,225)
A-Class	—	(51,236)
C-Class	—	(33,036)
Total distributions to shareholders	—	(440,666)

Capital share transactions:
Proceeds from sale of shares
Investor Class	134,681,729	400,842,592
Advisor Class	21,785,693	59,744,738
A-Class	11,098,925	11,183,601
C-Class	14,968,822	40,893,529
Distributions reinvested
Investor Class	—	309,479
Advisor Class	—	40,024
A-Class	—	37,747
C-Class	—	31,073
Cost of shares redeemed
Investor Class	(204,278,981)	(392,919,700)
Advisor Class	(6,509,331)	(67,940,005)
A-Class	(11,432,452)	(13,768,084)
C-Class	(14,184,095)	(40,741,804)
Net decrease from capital share transactions	(53,869,690)	(2,286,810)
Net increase (decrease) in net assets	(46,130,341)	22,255,493

Net assets:
Beginning of period	225,395,720	203,140,227
End of period	$179,265,379	$225,395,720
Undistributed net investment income at end of period	$2,426,086	$1,720,103

Capital share activity:
Shares sold
Investor Class	2,720,528	9,597,574
Advisor Class	474,660	1,572,679
A-Class	239,525	283,087
C-Class	351,944	1,143,508
Shares issued from reinvestment of distributions
Investor Class	—	7,460
Advisor Class	—	1,050
A-Class	—	966
C-Class	—	864
Shares redeemed
Investor Class	(4,136,171)	(9,666,092)
Advisor Class	(145,453)	(1,800,187)
A-Class	(248,618)	(358,129)
C-Class	(333,690)	(1,137,871)
Net decrease in shares	(1,077,275)	(355,091)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$47.79	$40.19	$36.37	$37.83	$26.39	$36.40
Income (loss) from investment operations:
Net investment income[b]	.21	.57	.49	.69	.50	.55
Net gain (loss) on investments (realized and unrealized)	1.71	7.14	4.82	4.40	11.04	(10.35)
Total from investment operations	1.92	7.71	5.31	5.09	11.54	(9.80)
Less distributions from:
Net investment income	—	(.11)	(.57)	(.82)	(.10)	(.21)
Net realized gains	—	—	(.92)	(5.73)	—	—
Total distributions	—	(.11)	(1.49)	(6.55)	(.10)	(.21)
Net asset value, end of period	$49.71	$47.79	$40.19	$36.37	$37.83	$26.39

Total Return[c]	4.02%	19.26%	15.06%	14.81%	43.75%	(26.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,856	$181,945	$155,432	$57,876	$182,915	$14,703
Ratios to average net assets:
Net investment income	0.84%	1.38%	1.29%	1.84%	1.46%	1.81%
Total expenses	1.37%	1.35%	1.35%	1.38%	1.37%	1.38%
Portfolio turnover rate	76%	230%	402%	400%	200%	445%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$43.87	$37.08	$33.84	$35.77	$25.09	$34.78
Income (loss) from investment operations:
Net investment income[b]	.12	.35	.24	.62	.35	.34
Net gain (loss) on investments (realized and unrealized)	1.51	6.55	4.49	4.00	10.43	(9.82)
Total from investment operations	1.63	6.90	4.73	4.62	10.78	(9.48)
Less distributions from:
Net investment income	—	(.11)	(.57)	(.82)	(.10)	(.21)
Net realized gains	—	—	(.92)	(5.73)	—	—
Total distributions	—	(.11)	(1.49)	(6.55)	(.10)	(.21)
Net asset value, end of period	$45.50	$43.87	$37.08	$33.84	$35.77	$25.09

Total Return[c]	3.72%	18.66%	14.49%	14.32%	42.99%	(27.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,508	$10,148	$16,975	$3,475	$5,824	$11,113
Ratios to average net assets:
Net investment income	0.51%	0.93%	0.68%	1.78%	1.17%	1.18%
Total expenses	1.87%	1.85%	1.84%	1.88%	1.88%	1.87%
Portfolio turnover rate	76%	230%	402%	400%	200%	445%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$45.00	$37.93	$34.49	$36.26	$25.37	$35.09
Income (loss) from investment operations:
Net investment income[b]	.15	.44	.40	.41	.55	.42
Net gain (loss) on investments (realized and unrealized)	1.59	6.74	4.53	4.37	10.44	(9.93)
Total from investment operations	1.74	7.18	4.93	4.78	10.99	(9.51)
Less distributions from:
Net investment income	—	(.11)	(.57)	(.82)	(.10)	(.21)
Net realized gains	—	—	(.92)	(5.73)	—	—
Total distributions	—	(.11)	(1.49)	(6.55)	(.10)	(.21)
Net asset value, end of period	$46.74	$45.00	$37.93	$34.49	$36.26	$25.37

Total Return[c]	3.87%	18.98%	14.80%	14.58%	43.34%	(27.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,015	$21,604	$21,021	$5,033	$21,277	$2,898
Ratios to average net assets:
Net investment income	0.66%	1.12%	1.11%	1.14%	1.72%	1.41%
Total expenses	1.62%	1.60%	1.60%	1.63%	1.63%	1.63%
Portfolio turnover rate	76%	230%	402%	400%	200%	445%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$41.32	$35.11	$32.28	$34.57	$24.36	$33.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.13	.12	.30	.24	.19
Net gain (loss) on investments (realized and unrealized)	1.45	6.19	4.20	3.96	10.07	(9.57)
Total from investment operations	1.44	6.32	4.32	4.26	10.31	(9.38)
Less distributions from:
Net investment income	—	(.11)	(.57)	(.82)	(.10)	(.21)
Net realized gains	—	—	(.92)	(5.73)	—	—
Total distributions	—	(.11)	(1.49)	(6.55)	(.10)	(.21)
Net asset value, end of period	$42.76	$41.32	$35.11	$32.28	$34.57	$24.36

Total Return[c]	3.49%	18.06%	13.91%	13.78%	42.35%	(27.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,886	$11,699	$9,712	$3,484	$4,194	$3,067
Ratios to average net assets:
Net investment income (loss)	(0.05%)	0.37%	0.36%	0.90%	0.77%	0.65%
Total expenses	2.37%	2.35%	2.35%	2.38%	2.38%	2.38%
Portfolio turnover rate	76%	230%	402%	400%	200%	445%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	September 30, 2013

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	8.9%
Texas Instruments, Inc.	5.7%
Applied Materials, Inc.	4.2%
Micron Technology, Inc.	3.6%
Analog Devices, Inc.	3.3%
Broadcom Corp. — Class A	3.2%
Xilinx, Inc.	3.0%
Altera Corp.	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.8%
KLA-Tencor Corp.	2.7%
Top Ten Total	40.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.9%

SEMICONDUCTORS - 84.1%
Intel Corp.	36,087	$827,113
Texas Instruments, Inc.	13,209	531,926
Micron Technology, Inc.*	19,429	339,425
Analog Devices, Inc.	6,485	305,119
Broadcom Corp. — Class A	11,545	300,285
Xilinx, Inc.	6,033	282,706
Altera Corp.	7,536	280,038
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,645	265,339
Linear Technology Corp.	6,156	244,147
NVIDIA Corp.	15,381	239,328
Maxim Integrated Products, Inc.	7,905	235,569
Microchip Technology, Inc.	5,610	226,027
Cree, Inc.*	3,545	213,374
Avago Technologies Ltd.	4,312	185,933
Skyworks Solutions, Inc.*	6,927	172,067
LSI Corp.	21,336	166,848
Freescale Semiconductor Ltd.*	9,949	165,651
NXP Semiconductor N.V.*	4,392	163,426
Marvell Technology Group Ltd.	14,061	161,702
Trina Solar Ltd. ADR*	10,410	160,939
First Solar, Inc.*	3,950	158,830
ARM Holdings plc ADR	3,241	155,957
ON Semiconductor Corp.*	20,056	146,409
SunPower Corp. — Class A*	5,510	144,142
Atmel Corp.*	18,983	141,234
Canadian Solar, Inc.*	8,041	136,617
Mellanox Technologies Ltd.*	3,466	131,569
Microsemi Corp.*	4,961	120,304
Cavium, Inc.*	2,892	119,150
Himax Technologies, Inc. ADR	11,875	118,750
Spreadtrum Communications, Inc. ADR	3,891	118,520
Semtech Corp.*	3,693	110,753
International Rectifier Corp.*	4,313	106,833
Fairchild Semiconductor International, Inc. — Class A*	7,556	104,953
RF Micro Devices, Inc.*	18,297	103,195
Intersil Corp. — Class A	8,796	98,779
Cirrus Logic, Inc.*	4,259	96,594
TriQuint Semiconductor, Inc.*	11,306	91,918
Cypress Semiconductor Corp.	9,236	86,264
OmniVision Technologies, Inc.*	4,906	75,111
Total Semiconductors		7,832,844
SEMICONDUCTOR EQUIPMENT - 15.8%
Applied Materials, Inc.	22,123	388,036
KLA-Tencor Corp.	4,156	252,892
Lam Research Corp.*	4,679	239,518
ASML Holding N.V. — Class G	1,681	166,016
Teradyne, Inc.*	8,750	144,550
SunEdison, Inc.*	13,578	108,217
Veeco Instruments, Inc.*	2,711	100,931
GT Advanced Technologies, Inc.*	8,817	75,033
Total Semiconductor Equipment		1,475,193
Total Common Stocks
(Cost $7,643,916)		9,308,037

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$37,343	37,343
Total Repurchase Agreement
(Cost $37,343)		37,343
Total Investments - 100.3%
(Cost $7,681,259)		$9,345,380
Other Assets & Liabilities, net - (0.3)%		(28,363)
Total Net Assets - 100.0%		$9,317,017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

ELECTRONICS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $7,643,916)	$9,308,037
Repurchase agreements, at value
(cost $37,343)	37,343
Total investments
(cost $7,681,259)	9,345,380
Cash	478
Receivables:
Fund shares sold	3,189,349
Dividends	965
Total assets	12,536,172
Liabilities:
Payable for:
Securities purchased	3,150,345
Fund shares redeemed	58,545
Management fees	2,731
Transfer agent and administrative fees	803
Distribution and service fees	539
Portfolio accounting fees	321
Miscellaneous	5,871
Total liabilities	3,219,155
Net assets	$9,317,017
Net assets consist of:
Paid in capital	$28,694,900
Undistributed net investment income	7,067
Accumulated net realized loss on investments	(21,049,071)
Net unrealized appreciation on investments	1,664,121
Net assets	$9,317,017
Investor class:
Net assets	$5,476,811
Capital shares outstanding	93,911
Net asset value per share	$58.32
Advisor Class:
Net assets	$2,649,233
Capital shares outstanding	49,105
Net asset value per share	$53.95
A-Class:
Net assets	$719,815
Capital shares outstanding	13,063
Net asset value per share	$55.10
Maximum offering price per share
(Net asset value divided by 95.25%)	$57.85
C-Class:
Net assets	$471,158
Capital shares outstanding	9,134
Net asset value per share	$51.58

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $123)	$67,433
Income from securities lending, net	272
Interest	2
Total investment income	67,707

Expenses:
Management fees	35,402
Transfer agent and administrative fees	10,412
Distribution and service fees:
Advisor Class	1,638
A-Class	2,690
C-Class	2,224
Portfolio accounting fees	4,165
Custodian fees	478
Trustees’ fees*	339
Line of credit fees	15
Miscellaneous	6,256
Total expenses	63,619
Net investment income	4,088

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	567,381
Net realized gain	567,381
Net change in unrealized appreciation (depreciation) on:
Investments	(289,852)
Net change in unrealized appreciation (depreciation)	(289,852)
Net realized and unrealized gain	277,529
Net increase in net assets resulting from operations	$281,617

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$4,088	$17,513
Net realized gain on investments	567,381	422,790
Net change in unrealized appreciation (depreciation) on investments	(289,852)	(749,275)
Net increase (decrease) in net assets resulting from operations	281,617	(308,972)

Capital share transactions:
Proceeds from sale of shares
Investor Class	49,152,055	69,160,019
Advisor Class	10,726,027	21,228,472
A-Class	5,472,983	3,492,941
C-Class	9,850,116	27,559,976
Cost of shares redeemed
Investor Class	(46,602,974)	(71,451,834)
Advisor Class	(9,381,476)	(21,186,488)
A-Class	(5,254,548)	(3,819,431)
C-Class	(10,122,724)	(27,124,726)
Net increase (decrease) from capital share transactions	3,839,459	(2,141,071)
Net increase (decrease) in net assets	4,121,076	(2,450,043)

Net assets:
Beginning of period	5,195,941	7,645,984
End of period	$9,317,017	$5,195,941
Undistributed net investment income at end of period	$7,067	$2,979

Capital share activity:
Shares sold
Investor Class	890,827	1,407,308
Advisor Class	205,758	471,632
A-Class	104,748	75,195
C-Class	202,830	633,511
Shares redeemed
Investor Class	(853,369)	(1,449,849)
Advisor Class	(183,308)	(469,703)
A-Class	(97,743)	(81,755)
C-Class	(208,105)	(624,407)
Net increase (decrease) in shares	61,638	(38,068)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$52.11	$55.09	$60.57	$52.33	$32.76	$50.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.22	(.12)	(.13)	(.02)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	6.14	(3.20)	(5.36)	8.37	19.59	(17.54)
Total from investment operations	6.21	(2.98)	(5.48)	8.24	19.57	(17.54)
Net asset value, end of period	$58.32	$52.11	$55.09	$60.57	$52.33	$32.76

Total Return[d]	11.92%	(5.41%)	(9.05%)	15.75%	59.74%	(34.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,477	$2,942	$5,453	$6,976	$15,988	$106,703
Ratios to average net assets:
Net investment income (loss)	0.24%	0.45%	(0.22%)	(0.23%)	(0.06%)	(0.03%)
Total expenses	1.37%	1.35%	1.35%	1.39%	1.38%	1.34%
Portfolio turnover rate	637%	1,640%	1,329%	1,171%	592%	408%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$48.33	$51.40	$56.77	$49.26	$31.01	$47.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	(.12)	(.34)	(.41)	(.16)	(.10)
Net gain (loss) on investments (realized and unrealized)	5.45	(2.95)	(5.03)	7.92	18.41	(16.69)
Total from investment operations	5.62	(3.07)	(5.37)	7.51	18.25	(16.79)
Net asset value, end of period	$53.95	$48.33	$51.40	$56.77	$49.26	$31.01

Total Return[d]	11.63%	(5.97%)	(9.46%)	15.25%	58.85%	(35.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,649	$1,288	$1,271	$3,081	$1,634	$3,152
Ratios to average net assets:
Net investment income (loss)	0.65%	(0.26%)	(0.67%)	(0.79%)	(0.39%)	(0.29%)
Total expenses	1.87%	1.85%	1.86%	1.89%	1.87%	1.86%
Portfolio turnover rate	637%	1,640%	1,329%	1,171%	592%	408%

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$49.29	$52.23	$57.59	$49.88	$31.31	$48.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.24	(.19)	(.21)	(.14)	(.10)
Net gain (loss) on investments (realized and unrealized)	5.87	(3.18)	(5.17)	7.92	18.71	(16.84)
Total from investment operations	5.81	(2.94)	(5.36)	7.71	18.57	(16.94)
Net asset value, end of period	$55.10	$49.29	$52.23	$57.59	$49.88	$31.31

Total Return[d]	11.79%	(5.63%)	(9.31%)	15.46%	59.31%	(35.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$720	$299	$659	$1,619	$1,329	$42
Ratios to average net assets:
Net investment income (loss)	(0.24%)	0.51%	(0.36%)	(0.43%)	(0.31%)	(0.26%)
Total expenses	1.62%	1.60%	1.62%	1.64%	1.62%	1.60%
Portfolio turnover rate	637%	1,640%	1,329%	1,171%	592%	408%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$46.32	$49.50	$55.03	$47.90	$30.28	$46.90
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.18)	(.70)	(.65)	(.51)	(.30)
Net gain (loss) on investments (realized and unrealized)	5.44	(3.00)	(4.83)	7.78	18.13	(16.32)
Total from investment operations	5.26	(3.18)	(5.53)	7.13	17.62	(16.62)
Net asset value, end of period	$51.58	$46.32	$49.50	$55.03	$47.90	$30.28

Total Return[d]	11.36%	(6.44%)	(10.01%)	14.86%	58.19%	(35.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$471	$667	$263	$1,246	$3,342	$460
Ratios to average net assets:
Net investment loss	(0.74%)	(0.41%)	(1.42%)	(1.31%)	(1.21%)	(0.74%)
Total expenses	2.37%	2.35%	2.36%	2.39%	2.38%	2.42%
Portfolio turnover rate	637%	1,640%	1,329%	1,171%	592%	408%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment loss is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for the period March 31, 2008 – April 19, 2009, have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

FUND PROFILE (Unaudited)	September 30, 2013

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.2%
Chevron Corp.	4.9%
Schlumberger Ltd.	3.5%
ConocoPhillips	2.9%
Occidental Petroleum Corp.	2.8%
Anadarko Petroleum Corp.	2.2%
EOG Resources, Inc.	2.2%
Halliburton Co.	2.1%
Kinder Morgan, Inc.	1.9%
Phillips 66	1.9%
Top Ten Total	30.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 100.6%

OIL & GAS EXPLORATION & PRODUCTION - 38.5%
ConocoPhillips	24,449	$1,699,449
Anadarko Petroleum Corp.	13,841	1,287,074
EOG Resources, Inc.	7,463	1,263,337
Apache Corp.	12,380	1,054,033
Pioneer Natural Resources Co.	5,125	967,600
Noble Energy, Inc.	13,676	916,429
Marathon Oil Corp.	26,147	912,007
Devon Energy Corp.	15,461	893,027
Continental Resources, Inc.*	8,011	859,260
Chesapeake Energy Corp.	29,645	767,213
Cabot Oil & Gas Corp.	19,790	738,563
Southwestern Energy Co.*	18,665	679,033
EQT Corp.	7,410	657,415
Range Resources Corp.	8,556	649,315
Concho Resources, Inc.*	5,921	644,264
Murphy Oil Corp.	10,388	626,604
Cobalt International Energy, Inc.*	23,930	594,900
Cimarex Energy Co.	5,735	552,854
Encana Corp.	30,114	521,876
Whiting Petroleum Corp.*	8,536	510,880
Denbury Resources, Inc.*	27,713	510,196
Canadian Natural Resources Ltd.	15,722	494,300
Talisman Energy, Inc.	41,998	482,977
SM Energy Co.	5,578	430,566
Energen Corp.	5,600	427,784
Gulfport Energy Corp.*	6,600	424,644
Oasis Petroleum, Inc.*	8,500	417,605
QEP Resources, Inc.	14,992	415,128
WPX Energy, Inc.*	19,367	373,008
Newfield Exploration Co.*	13,289	363,720
Kodiak Oil & Gas Corp.*	28,729	346,472
Rosetta Resources, Inc.*	6,100	332,206
Ultra Petroleum Corp.*	15,672	322,373
SandRidge Energy, Inc.*,1	53,331	312,520
Total Oil & Gas Exploration & Production		22,448,632

INTEGRATED OIL & GAS - 20.1%
Exxon Mobil Corp.	41,561	3,575,907
Chevron Corp.	23,253	2,825,240
Occidental Petroleum Corp.	17,536	1,640,317
Hess Corp.	12,202	943,703
Petroleo Brasileiro S.A. ADR	51,782	802,103
BP plc ADR	17,056	716,864
Suncor Energy, Inc.	16,941	606,149
Royal Dutch Shell plc ADR	8,517	559,397
Total Integrated Oil & Gas		11,669,680

OIL & GAS EQUIPMENT & SERVICES - 17.2%
Schlumberger Ltd.	22,725	2,007,981
Halliburton Co.	25,493	1,227,488
National Oilwell Varco, Inc.	13,667	1,067,529
Baker Hughes, Inc.	17,547	861,558
Cameron International Corp.*	11,763	686,606
FMC Technologies, Inc.*	11,933	661,327
Weatherford International Ltd.*	36,795	564,067
Oceaneering International, Inc.	6,700	544,308
Core Laboratories N.V.	2,727	461,436
Tenaris S.A. ADR	9,805	458,678
Oil States International, Inc.*	4,190	433,497
Dresser-Rand Group, Inc.*	6,500	405,600
Superior Energy Services, Inc.*	14,799	370,567
McDermott International, Inc.*	33,400	248,162
Total Oil & Gas Equipment & Services		9,998,804

OIL & GAS DRILLING - 8.2%
Noble Corp.	18,887	713,362
Ensco plc — Class A	12,122	651,558
Transocean Ltd.	13,875	617,438
Diamond Offshore Drilling, Inc.	8,800	548,416
Nabors Industries Ltd.	32,200	517,132
Helmerich & Payne, Inc.	7,102	489,683
Seadrill Ltd.	10,853	489,253
Rowan Companies plc — Class A*	10,984	403,332
Patterson-UTI Energy, Inc.	14,734	315,013
Total Oil & Gas Drilling		4,745,187

OIL & GAS STORAGE & TRANSPORTATION - 7.7%
Kinder Morgan, Inc.	31,107	1,106,475
Williams Companies, Inc.	25,112	913,072
Spectra Energy Corp.	25,890	886,215
Cheniere Energy, Inc.*	16,611	567,100
Kinder Morgan Management LLC*	7,411	555,529
Enbridge, Inc.	10,800	450,792
Total Oil & Gas Storage & Transportation		4,479,183

OIL & GAS REFINING & MARKETING - 7.0%
Phillips 66	19,072	1,102,742
Marathon Petroleum Corp.	13,236	851,340
Valero Energy Corp.	23,528	803,481
HollyFrontier Corp.	13,233	557,242
Tesoro Corp.	10,212	449,124
Western Refining, Inc.	9,840	295,594
Total Oil & Gas Refining & Marketing		4,059,523

COAL & CONSUMABLE FUELS - 1.9%
CONSOL Energy, Inc.	15,046	506,297
Peabody Energy Corp.	22,514	388,367
Alpha Natural Resources, Inc.*	33,712	200,924
Total Coal & Consumable Fuels		1,095,588
Total Common Stocks
(Cost $30,670,372)		58,496,597

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
ENERGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 - 0.2%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$125,635	$125,635
Total Repurchase Agreement
(Cost $125,635)		125,635
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	122,818	122,818
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	114,682	114,682
Total Securities Lending Collateral
(Cost $237,500)		237,500
Total Investments - 101.2%
(Cost $31,033,507)		$58,859,732
Other Assets & Liabilities, net - (1.2)%		(725,428)
Total Net Assets - 100.0%		$58,134,304

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $222,680 of securities loaned
(cost $30,670,372)	$58,496,597
Repurchase agreements, at value
(cost $363,135)	363,135
Total investments
(cost $31,033,507)	58,859,732
Cash	6,600
Receivables:
Fund shares sold	1,967,281
Dividends	18,563
Interest	1,944
Total assets	60,854,120
Liabilities:
Payable for:
Securities purchased	1,550,236
Fund shares redeemed	835,130
Upon return of securities loaned	237,500
Management fees	37,028
Transfer agent and administrative fees	10,891
Distribution and service fees	9,642
Portfolio accounting fees	4,356
Miscellaneous	35,033
Total liabilities	2,719,816
Net Assets	$58,134,304
Net assets consist of:
Paid in capital	$46,714,388
Undistributed net investment income	115,543
Accumulated net realized loss on investments	(16,521,852)
Net unrealized appreciation on investments	27,826,225
Net assets	$58,134,304
Investor Class:
Net assets	$39,486,897
Capital shares outstanding	1,436,504
Net asset value per share	$27.49
Advisor Class:
Net assets	$4,981,377
Capital shares outstanding	195,843
Net asset value per share	$25.44
A-Class:
Net assets	$4,582,839
Capital shares outstanding	176,101
Net asset value per share	$26.02
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.32
C-Class:
Net assets	$9,083,191
Capital shares outstanding	378,316
Net asset value per share	$24.01

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $8,124)	$552,604
Income from securities lending, net	21,600
Interest	21
Total investment income	574,225
Expenses:
Management fees	244,987
Transfer agent and administrative fees	72,055
Distribution and service fees:
Advisor Class	12,194
A-Class	6,803
C-Class	44,699
Portfolio accounting fees	28,822
Trustees’ fees*	3,336
Custodian fees	3,206
Line of credit fees	51
Miscellaneous	42,529
Total expenses	458,682
Net investment income	115,543
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,811,526
Net realized gain	6,811,526
Net change in unrealized appreciation (depreciation) on:
Investments	(4,111,313)
Net change in unrealized appreciation (depreciation)	(4,111,313)
Net realized and unrealized gain	2,700,213
Net increase in net assets resulting from operations	$2,815,756

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment income	$115,543	$188,009
Net realized gain (loss) on investments	6,811,526	(30,051)
Net change in unrealized appreciation (depreciation) on investments	(4,111,313)	3,094,351
Net increase in net assets resulting from operations	2,815,756	3,252,309
Distributions to shareholders from:
Net investment income
Investor Class	—	(105,253)
Advisor Class	—	(19,330)
A-Class	—	(14,395)
C-Class	—	(31,997)
Return of capital
Investor Class	—	(605,329)
Advisor Class	—	(111,169)
A-Class	—	(82,789)
C-Class	—	(184,019)
Total distributions to shareholders	—	(1,154,281)
Capital share transactions:
Proceeds from sale of shares
Investor Class	39,142,167	154,529,221
Advisor Class	2,432,482	21,390,571
A-Class	5,911,937	4,920,012
C-Class	13,881,837	36,226,645
Distributions reinvested
Investor Class	—	694,988
Advisor Class	—	128,424
A-Class	—	82,881
C-Class	—	209,883
Cost of shares redeemed
Investor Class	(50,545,449)	(148,970,159)
Advisor Class	(2,951,386)	(27,017,234)
A-Class	(7,361,930)	(5,254,596)
C-Class	(14,902,324)	(40,129,113)
Net decrease from capital share transactions	(14,392,666)	(3,188,477)
Net decrease in net assets	(11,576,910)	(1,090,449)
Net assets:
Beginning of period	69,711,214	70,801,663
End of period	$58,134,304	$69,711,214
Undistributed net investment income at end of period	$115,543	$—
Capital share activity:
Shares sold
Investor Class	1,483,306	6,309,043
Advisor Class	100,286	991,630
A-Class	242,881	210,950
C-Class	600,846	1,745,084
Shares issued from reinvestment of distributions
Investor Class	—	30,270
Advisor Class	—	6,021
A-Class	—	3,805
C-Class	—	10,380
Shares redeemed
Investor Class	(1,928,851)	(6,123,443)
Advisor Class	(122,025)	(1,262,927)
A-Class	(292,363)	(229,600)
C-Class	(645,253)	(1,934,674)
Net decrease in shares	(561,173)	(243,461)

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$26.12	$24.58	$28.70	$20.91	$14.01	$27.29
Income (loss) from investment operations:
Net investment income[b]	.08	.12	.07	— [c]	.10	.06
Net gain (loss) on investments (realized and unrealized)	1.29	1.89	(4.19)	7.82	6.82	(12.61)
Total from investment operations	1.37	2.01	(4.12)	7.82	6.92	(12.55)
Less distributions from:
Net investment income	—	(.07)	—	(.03)	(.02)	—
Net realized gains	—	—	—	—	—	(.73)
Return of capital	—	(.40)	—	—	—	—
Total distributions	—	(.47)	—	(.03)	(.02)	(.73)
Net asset value, end of period	$27.49	$26.12	$24.58	$28.70	$20.91	$14.01

Total Return[d]	5.24%	8.50%	(14.39%)	37.43%	49.37%	(46.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,487	$49,160	$40,947	$93,648	$35,228	$53,627
Ratios to average net assets:
Net investment income	0.60%	0.52%	0.27%	0.00%	0.51%	0.28%
Total expenses	1.37%	1.35%	1.36%	1.39%	1.38%	1.37%
Portfolio turnover rate	70%	248%	288%	273%	228%	310%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$24.23	$22.95	$26.93	$19.72	$13.28	$26.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	(.08)	(.11)	(—)[c]	(.04)
Net gain (loss) on investments (realized and unrealized)	1.20	1.74	(3.90)	7.35	6.46	(12.02)
Total from investment operations	1.21	1.75	(3.98)	7.24	6.46	(12.06)
Less distributions from:
Net investment income	—	(.07)	—	(.03)	(.02)	—
Net realized gains	—	—	—	—	—	(.73)
Return of capital	—	(.40)	—	—	—	—
Total distributions	—	(.47)	—	(.03)	(.02)	(.73)
Net asset value, end of period	$25.44	$24.23	$22.95	$26.93	$19.72	$13.28

Total Return[d]	4.99%	7.92%	(14.78%)	36.75%	48.62%	(46.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,981	$5,272	$11,080	$16,015	$6,489	$4,679
Ratios to average net assets:
Net investment income (loss)	0.10%	0.06%	(0.33%)	(0.53%)	(0.02%)	(0.16%)
Total expenses	1.87%	1.85%	1.86%	1.89%	1.88%	1.88%
Portfolio turnover rate	70%	248%	288%	273%	228%	310%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$24.76	$23.38	$27.40	$20.01	$13.44	$26.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.08	(.01)	(.08)	.06	.02
Net gain (loss) on investments (realized and unrealized)	1.19	1.77	(4.01)	7.50	6.53	(12.15)
Total from investment operations	1.26	1.85	(4.02)	7.42	6.59	(12.13)
Less distributions from:
Net investment income	—	(.07)	—	(.03)	(.02)	—
Net realized gains	—	—	—	—	—	(.73)
Return of capital	—	(.40)	—	—	—	—
Total distributions	—	(.47)	—	(.03)	(.02)	(.73)
Net asset value, end of period	$26.02	$24.76	$23.38	$27.40	$20.01	$13.44

Total Return[d]	5.09%	8.20%	(14.67%)	37.11%	49.01%	(46.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,583	$5,586	$5,622	$14,752	$3,903	$4,845
Ratios to average net assets:
Net investment income (loss)	0.53%	0.38%	(0.05%)	(0.38%)	0.35%	0.10%
Total expenses	1.62%	1.60%	1.61%	1.64%	1.63%	1.63%
Portfolio turnover rate	70%	248%	288%	273%	228%	310%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$22.93	$21.85	$25.78	$18.97	$12.84	$25.37
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.09)	(.19)	(.20)	(.08)	(.14)
Net gain (loss) on investments (realized and unrealized)	1.13	1.64	(3.74)	7.04	6.23	(11.66)
Total from investment operations	1.08	1.55	(3.93)	6.84	6.15	(11.80)
Less distributions from:
Net investment income	—	(.07)	—	(.03)	(.02)	—
Net realized gains	—	—	—	—	—	(.73)
Return of capital	—	(.40)	—	—	—	—
Total distributions	—	(.47)	—	(.03)	(.02)	(.73)
Net asset value, end of period	$24.01	$22.93	$21.85	$25.78	$18.97	$12.84

Total Return[d]	4.71%	7.40%	(15.24%)	36.09%	47.87%	(46.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,083	$9,693	$13,153	$19,993	$13,972	$9,865
Ratios to average net assets:
Net investment loss	(0.39%)	(0.45%)	(0.84%)	(0.99%)	(0.48%)	(0.65%)
Total expenses	2.37%	2.35%	2.36%	2.39%	2.38%	2.38%
Portfolio turnover rate	70%	248%	288%	273%	228%	310%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	12.1%
Halliburton Co.	7.4%
National Oilwell Varco, Inc.	6.4%
Baker Hughes, Inc.	5.2%
Cameron International Corp.	4.1%
FMC Technologies, Inc.	4.0%
Noble Corp.	3.5%
Diamond Offshore Drilling, Inc.	3.3%
Oceaneering International, Inc.	3.3%
Ensco plc — Class A	3.1%
Top Ten Total	52.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.8%

OIL & GAS EQUIPMENT & SERVICES - 70.8%
Schlumberger Ltd.	66,136	$5,843,777
Halliburton Co.	74,231	3,574,223
National Oilwell Varco, Inc.	39,552	3,089,407
Baker Hughes, Inc.	51,165	2,512,202
Cameron International Corp.*	34,100	1,990,417
FMC Technologies, Inc.*	34,588	1,916,867
Oceaneering International, Inc.	19,525	1,586,211
Oil States International, Inc.*	11,961	1,237,485
Weatherford International Ltd.*	77,321	1,185,331
Dresser-Rand Group, Inc.*	18,866	1,177,238
Dril-Quip, Inc.*	10,108	1,159,893
Superior Energy Services, Inc.*	42,821	1,072,238
Tidewater, Inc.	15,587	924,153
Bristow Group, Inc.	11,970	870,937
Helix Energy Solutions Group, Inc.*	34,039	863,569
Core Laboratories N.V.	5,035	851,972
Tenaris S.A. ADR	18,131	848,168
CARBO Ceramics, Inc.[1]	7,973	790,204
Hornbeck Offshore Services, Inc.*	13,237	760,333
Exterran Holdings, Inc.*	26,515	731,019
McDermott International, Inc.*	97,233	722,441
Key Energy Services, Inc.*	75,168	547,975
Total Oil & Gas Equipment & Services		34,256,060
OIL & GAS DRILLING - 29.0%
Noble Corp.	44,882	1,695,192
Diamond Offshore Drilling, Inc.	25,563	1,593,086
Ensco plc — Class A	27,757	1,491,939
Helmerich & Payne, Inc.	20,564	1,417,888
Transocean Ltd.	30,780	1,369,710
Rowan Companies plc — Class A*	31,885	1,170,817
Nabors Industries Ltd.	64,461	1,035,244
Atwood Oceanics, Inc.*	18,449	1,015,433
Seadrill Ltd.	21,288	959,663
Patterson-UTI Energy, Inc.	43,007	919,490
Unit Corp.*	17,555	816,132
Hercules Offshore, Inc.*	77,438	570,718
Total Oil & Gas Drilling		14,055,312
Total Common Stocks
(Cost $21,575,378)		48,311,372

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$363,336	363,336
Total Repurchase Agreement
(Cost $363,336)		363,336

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	173,638	173,638
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	162,137	162,137
Total Securities Lending Collateral
(Cost $335,775)		335,775
Total Investments - 101.3%
(Cost $22,274,489)		$49,010,483
Other Assets & Liabilities, net - (1.3)%		(624,128)
Total Net Assets - 100.0%		$48,386,355

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $327,063 of securities loaned
(cost $21,575,378)	$48,311,372
Repurchase agreements, at value
(cost $699,111)	699,111
Total investments
(cost $22,274,489)	49,010,483
Receivables:
Fund shares sold	38,387
Dividends	21,560
Interest	3,591
Total assets	49,074,021
Liabilities:
Payable for:
Upon return of securities loaned	335,775
Fund shares redeemed	265,985
Management fees	33,584
Distribution and service fees	11,210
Transfer agent and administrative fees	9,878
Portfolio accounting fees	3,951
Miscellaneous	27,283
Total liabilities	687,666
Net assets	$48,386,355
Net assets consist of:
Paid in capital	$55,074,669
Accumulated net investment loss	(144,581)
Accumulated net realized loss on investments	(33,279,727)
Net unrealized appreciation on investments	26,735,994
Net assets	$48,386,355
Investor Class:
Net assets	$25,771,437
Capital shares outstanding	440,929
Net asset value per share	$58.45
Advisor Class:
Net assets	$6,795,350
Capital shares outstanding	125,093
Net asset value per share	$54.32
A-Class:
Net assets	$6,919,630
Capital shares outstanding	124,404
Net asset value per share	$55.62
Maximum offering price per share
(Net asset value divided by 95.25%)	$58.39
C-Class:
Net assets	$8,899,938
Capital shares outstanding	172,227
Net asset value per share	$51.68

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $483)	$320,354
Income from securities lending, net	12,284
Interest	16
Total investment income	332,654

Expenses:
Management fees	200,465
Transfer agent and administrative fees	58,960
Distribution and service fees:
Advisor Class	21,386
A-Class	7,828
C-Class	41,124
Portfolio accounting fees	23,584
Trustees’ fees*	2,726
Custodian fees	2,546
Line of credit fees	107
Miscellaneous	34,558
Total expenses	393,284
Net investment loss	(60,630)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	6,026,910
Net realized gain	6,026,910
Net change in unrealized appreciation (depreciation) on:
Investments	(3,311,472)
Net change in unrealized appreciation (depreciation)	(3,311,472)
Net realized and unrealized gain	2,715,438
Net increase in net assets resulting from operations	$2,654,808

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(60,630)	$(183,941)
Net realized gain on investments	6,026,910	3,214,998
Net change in unrealized appreciation (depreciation) on investments	(3,311,472)	(1,359,057)
Net increase in net assets resulting from operations	2,654,808	1,672,000

Capital share transactions:
Proceeds from sale of shares
Investor Class	69,164,260	148,932,078
Advisor Class	25,280,472	44,594,641
A-Class	4,514,175	2,262,133
C-Class	12,952,045	29,691,711
Cost of shares redeemed
Investor Class	(71,015,385)	(157,984,849)
Advisor Class	(28,414,585)	(42,995,012)
A-Class	(3,490,209)	(4,241,348)
C-Class	(13,229,888)	(31,597,061)
Net decrease from capital share transactions	(4,239,115)	(11,337,707)
Net decrease in net assets	(1,584,307)	(9,665,707)

Net assets:
Beginning of period	49,970,662	59,636,369
End of period	$48,386,355	$49,970,662
Accumulated net investment loss at end of period	$(144,581)	$(83,951)

Capital share activity:
Shares sold
Investor Class	1,240,955	3,027,302
Advisor Class	487,687	956,449
A-Class	83,813	47,873
C-Class	262,419	678,750
Shares redeemed
Investor Class	(1,279,506)	(3,223,101)
Advisor Class	(553,537)	(933,961)
A-Class	(66,122)	(87,570)
C-Class	(269,115)	(721,979)
Net decrease in shares	(93,406)	(256,237)

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$54.43	$50.87	$62.66	$42.83	$25.07	$58.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.05)	(.14)	(.21)	(.01)	(.24)
Net gain (loss) on investments (realized and unrealized)	4.01	3.61	(11.65)	20.04	17.77	(32.73)
Total from investment operations	4.02	3.56	(11.79)	19.83	17.76	(32.97)
Net asset value, end of period	$58.45	$54.43	$50.87	$62.66	$42.83	$25.07

Total Return[c]	7.39%	7.00%	(18.82%)	46.27%	70.84%	(56.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,771	$26,097	$34,353	$151,318	$49,371	$59,706
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.10%)	(0.25%)	(0.42%)	(0.01%)	(0.48%)
Total expenses	1.37%	1.35%	1.36%	1.39%	1.38%	1.37%
Portfolio turnover rate	172%	275%	162%	205%	472%	207%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$50.72	$47.64	$58.97	$40.50	$23.83	$55.45
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.25)	(.34)	(.42)	(.26)	(.43)
Net gain (loss) on investments (realized and unrealized)	3.72	3.33	(10.99)	18.89	16.93	(31.19)
Total from investment operations	3.60	3.08	(11.33)	18.47	16.67	(31.62)
Net asset value, end of period	$54.32	$50.72	$47.64	$58.97	$40.50	$23.83

Total Return[c]	7.10%	6.47%	(19.21%)	45.61%	69.95%	(57.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,795	$9,685	$8,025	$17,222	$6,631	$7,058
Ratios to average net assets:
Net investment loss	(0.46%)	(0.54%)	(0.66%)	(0.93%)	(0.70%)	(0.92%)
Total expenses	1.87%	1.85%	1.86%	1.89%	1.88%	1.88%
Portfolio turnover rate	172%	275%	162%	205%	472%	207%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$51.86	$48.59	$60.01	$41.12	$24.13	$55.99
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.17)	(.25)	(.31)	(.16)	(.31)
Net gain (loss) on investments (realized and unrealized)	3.81	3.44	(11.17)	19.20	17.15	(31.55)
Total from investment operations	3.76	3.27	(11.42)	18.89	16.99	(31.86)
Net asset value, end of period	$55.62	$51.86	$48.59	$60.01	$41.12	$24.13

Total Return[c]	7.25%	6.73%	(19.03%)	45.94%	70.41%	(56.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,920	$5,535	$7,115	$24,849	$8,957	$4,920
Ratios to average net assets:
Net investment loss	(0.20%)	(0.37%)	(0.47%)	(0.67%)	(0.43%)	(0.68%)
Total expenses	1.62%	1.60%	1.61%	1.64%	1.63%	1.63%
Portfolio turnover rate	172%	275%	162%	205%	472%	207%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$48.37	$45.66	$56.81	$39.22	$23.19	$54.22
Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.49)	(.54)	(.60)	(.44)	(.64)
Net gain (loss) on investments (realized and unrealized)	3.54	3.20	(10.61)	18.19	16.47	(30.39)
Total from investment operations	3.31	2.71	(11.15)	17.59	16.03	(31.03)
Net asset value, end of period	$51.68	$48.37	$45.66	$56.81	$39.22	$23.19

Total Return[c]	6.84%	5.94%	(19.63%)	44.85%	69.12%	(57.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,900	$8,654	$10,144	$15,276	$11,059	$9,196
Ratios to average net assets:
Net investment loss	(0.94%)	(1.11%)	(1.13%)	(1.43%)	(1.25%)	(1.41%)
Total expenses	2.37%	2.35%	2.36%	2.39%	2.38%	2.38%
Portfolio turnover rate	172%	275%	162%	205%	472%	207%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.1%
Wells Fargo & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.2%
Citigroup, Inc.	2.2%
Goldman Sachs Group, Inc.	1.7%
American Express Co.	1.7%
American International Group, Inc.	1.6%
U.S. Bancorp	1.5%
MetLife, Inc.	1.4%
Top Ten Total	20.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
FINANCIAL SERVICES FUND

	Shares	Value

Common Stocks† - 99.5%

Diversified Banks - 9.0%
Wells Fargo & Co.	13,355	$551,829
U.S. Bancorp	8,365	305,992
Itau Unibanco Holding S.A. ADR	11,662	164,667
Banco Bradesco S.A. ADR	11,078	153,763
Credicorp Ltd.	1,140	146,444
Toronto-Dominion Bank	1,550	139,469
ICICI Bank Ltd. ADR	4,339	132,253
HSBC Holdings plc ADR	2,291	124,310
Comerica, Inc.	2,588	101,734
Total Diversified Banks		1,820,461
Asset Management & Custody Banks - 8.7%
BlackRock, Inc. — Class A	961	260,067
Bank of New York Mellon Corp.	7,359	222,168
State Street Corp.	3,198	210,269
Franklin Resources, Inc.	4,035	203,969
Ameriprise Financial, Inc.	1,852	168,680
T. Rowe Price Group, Inc.	2,173	156,304
Invesco Ltd.	4,347	138,669
Northern Trust Corp.	2,443	132,875
Affiliated Managers Group, Inc.*	680	124,195
American Capital Ltd.*	5,590	76,863
Legg Mason, Inc.	2,210	73,902
Total Asset Management & Custody Banks		1,767,961
Specialized Reits - 8.4%
Public Storage	1,268	203,577
American Tower Corp. — Class A	2,720	201,634
HCP, Inc.	3,985	163,186
Ventas, Inc.	2,474	152,151
Weyerhaeuser Co.	5,308	151,968
Health Care REIT, Inc.	2,409	150,273
Host Hotels & Resorts, Inc.	7,558	133,550
Plum Creek Timber Company, Inc.	2,285	107,007
Rayonier, Inc.	1,874	104,288
Extra Space Storage, Inc.	1,920	87,840
Senior Housing Properties Trust	3,500	81,690
Corrections Corporation of America	2,131	73,626
Omega Healthcare Investors, Inc.	2,280	68,104
Total Specialized REITs		1,678,894
Regional Banks - 7.8%
PNC Financial Services Group, Inc.	3,364	243,723
BB&T Corp.	5,331	179,921
SunTrust Banks, Inc.	4,884	158,339
M&T Bank Corp.	1,379	154,338
Fifth Third Bancorp	8,204	148,000
Regions Financial Corp.	15,121	140,020
KeyCorp	10,905	124,317
CIT Group, Inc.*	2,399	116,999
First Republic Bank	2,170	101,187
Huntington Bancshares, Inc.	12,207	100,830
Zions Bancorporation	3,300	90,486
Total Regional Banks		1,558,160
Other Diversified Financial Services - 7.1%
JPMorgan Chase & Co.	10,183	526,359
Bank of America Corp.	32,679	450,970
Citigroup, Inc.	9,113	442,072
Total Other Diversified Financial Services		1,419,401
Property & Casualty Insurance - 6.9%
Travelers Companies, Inc.	2,413	204,550
Chubb Corp.	2,140	191,016
Allstate Corp.	3,656	184,811
ACE Ltd.	1,922	179,822
Progressive Corp.	5,598	152,434
XL Group plc — Class A	4,539	139,892
Axis Capital Holdings Ltd.	3,190	138,159
Cincinnati Financial Corp.	2,187	103,139
Fidelity National Financial, Inc. — Class A	3,600	95,760
Total Property & Casualty Insurance		1,389,583
Retail Reits - 6.6%
Simon Property Group, Inc.	1,789	265,184
General Growth Properties, Inc.	8,224	158,641
Macerich Co.	1,942	109,606
Kimco Realty Corp.	5,219	105,319
Realty Income Corp.	2,584	102,714
Federal Realty Investment Trust	998	101,247
Cole Real Estate Investment, Inc.	7,400	90,724
DDR Corp.	5,260	82,635
Regency Centers Corp.	1,690	81,712
Taubman Centers, Inc.	1,210	81,445
National Retail Properties, Inc.	2,315	73,663
CBL & Associates Properties, Inc.	3,530	67,423
Total Retail REITs		1,320,313
Investment Banking & Brokerage - 5.6%
Goldman Sachs Group, Inc.	2,126	336,353
Morgan Stanley	9,920	267,344
Charles Schwab Corp.	9,690	204,847
TD Ameritrade Holding Corp.	5,659	148,153
Raymond James Financial, Inc.	2,110	87,924
E*TRADE Financial Corp.*	5,010	82,665
Total Investment Banking & Brokerage		1,127,286
Life & Health Insurance - 5.5%
MetLife, Inc.	5,981	280,807
Prudential Financial, Inc.	2,920	227,702
Aflac, Inc.	3,418	211,882
Principal Financial Group, Inc.	3,305	141,520
Lincoln National Corp.	3,235	135,838
Unum Group	3,753	114,241
Total Life & Health Insurance		1,111,990
Consumer Finance - 4.5%
American Express Co.	4,450	336,064
Capital One Financial Corp.	3,654	251,176
Discover Financial Services	3,759	189,980
SLM Corp.	4,982	124,052
Total Consumer Finance		901,272

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
FINANCIAL SERVICES FUND

	Shares	Value

Specialized Finance - 4.2%
CME Group, Inc. — Class A	2,510	$185,439
McGraw Hill Financial, Inc.	2,370	155,448
Moody’s Corp.	2,199	154,656
IntercontinentalExchange, Inc.*	803	145,680
NYSE Euronext	2,840	119,223
NASDAQ OMX Group, Inc.	2,690	86,322
Total Specialized Finance		846,768
Multi-line Insurance - 4.0%
American International Group, Inc.	6,550	318,526
Loews Corp.	3,540	165,460
Hartford Financial Services Group, Inc.	4,661	145,050
Genworth Financial, Inc. — Class A*	7,740	98,995
Assurant, Inc.	1,510	81,691
Total Multi-Line Insurance		809,722
RESIDENTIAL REITs - 3.7%
Equity Residential	3,149	168,691
AvalonBay Communities, Inc.	1,234	156,829
UDR, Inc.	3,948	93,568
Essex Property Trust, Inc.	629	92,903
Camden Property Trust	1,428	87,736
American Campus Communities, Inc.	2,150	73,423
Apartment Investment &
Management Co. — Class A	2,590	72,365
Total Residential REITs		745,515
Multi-Sector Holdings - 3.7%
Berkshire Hathaway, Inc. — Class B*	5,469	620,786
Leucadia National Corp.	4,397	119,774
Total Multi-Sector Holdings		740,560
Office Reits - 2.2%
Boston Properties, Inc.	1,468	156,929
SL Green Realty Corp.	1,264	112,294
Digital Realty Trust, Inc.	1,893	100,518
BioMed Realty Trust, Inc.	3,900	72,501
Total Office REITs		442,242
Reinsurance - 2.2%
Everest Re Group Ltd.	1,028	149,482
PartnerRe Ltd.	1,580	144,633
RenaissanceRe Holdings Ltd.	1,540	139,416
Total Reinsurance		433,531
MORTGAGE REITs - 1.9%
Annaly Capital Management, Inc.	10,430	120,780
American Capital Agency Corp.	4,894	110,458
Starwood Property Trust, Inc.	3,520	84,374
Two Harbors Investment Corp.	7,140	69,329
Total Mortgage REITs		384,941
Insurance Brokers - 1.8%
Marsh & McLennan Companies, Inc.	4,187	182,343
Aon plc	2,283	169,947
Total Insurance Brokers		352,290
Thrifts & Mortgage Finance - 1.7%
Ocwen Financial Corp.*	1,920	107,078
New York Community Bancorp, Inc.	6,590	99,575
People’s United Financial, Inc.	5,765	82,901
Radian Group, Inc.	4,140	57,670
Total Thrifts & Mortgage Finance		347,224
Diversified Reits - 1.6%
Vornado Realty Trust	1,822	153,157
Liberty Property Trust	2,270	80,812
Duke Realty Corp.	5,211	80,458
Total Diversified REITs		314,427
Real Estate Services - 1.0%
CBRE Group, Inc. — Class A*	4,460	103,160
Realogy Holdings Corp.*	2,090	89,912
Total Real Estate Services		193,072
Industrial Reits - 0.8%
Prologis, Inc.	4,236	159,358
Diversified Capital Markets - 0.6%
Deutsche Bank AG	2,626	120,481
Total Common Stocks
(Cost $14,367,575)		19,985,452

	Face
	Amount
Repurchase Agreement††,1 - 0.2%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$36,311	36,311
Total Repurchase Agreement
(Cost $36,311)		36,311
Total Investments - 99.7%
(Cost $14,403,886)		$20,021,763
Other Assets & Liabilities, net - 0.3%		57,554
Total Net Assets - 100.0%		$20,079,317

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $14,367,575)	$19,985,452
Repurchase agreements, at value
(cost $36,311)	36,311
Total investments
(cost $14,403,886)	20,021,763
Cash	1,061
Receivables:
Securities sold	650,242
Dividends	39,356
Fund shares sold	11,823
Total assets	20,724,245
Liabilities:
Payable for:
Fund shares redeemed	604,694
Management fees	12,878
Transfer agent and administrative fees	3,788
Distribution and service fees	2,925
Portfolio accounting fees	1,515
Miscellaneous	19,128
Total liabilities	644,928
Net assets	$20,079,317
Net assets consist of:
Paid in capital	$19,452,686
Undistributed net investment income	233,144
Accumulated net realized loss on investments	(5,224,390)
Net unrealized appreciation on investments	5,617,877
Net assets	$20,079,317
Investor Class:
Net assets	$10,801,621
Capital shares outstanding	113,109
Net asset value per share	$95.50
Advisor Class:
Net assets	$3,012,176
Capital shares outstanding	33,928
Net asset value per share	$88.78
A-Class:
Net assets	$5,180,808
Capital shares outstanding	56,950
Net asset value per share	$90.97
Maximum offering price per share
(Net asset value divided by 95.25%)	$95.51
C-Class:
Net assets	$1,084,712
Capital shares outstanding	12,888
Net asset value per share	$84.16

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,900)	$302,715
Interest	9
Income from securities lending, net	2
Total investment income	302,726

Expenses:
Management fees	113,874
Transfer agent and administrative fees	33,492
Distribution and service fees:
Advisor Class	13,843
A-Class	2,440
C-Class	7,661
Portfolio accounting fees	13,397
Custodian fees	1,600
Trustees’ fees*	1,119
Line of credit fees	81
Miscellaneous	20,196
Total expenses	207,703
Net investment income	95,023

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,576,066
Net realized gain	1,576,066
Net change in unrealized appreciation (depreciation) on:
Investments	(663,750)
Net change in unrealized appreciation (depreciation)	(663,750)
Net realized and unrealized gain	912,316
Net increase in net assets resulting from operations	$1,007,339

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$95,023	$138,121
Net realized gain on investments	1,576,066	1,636,460
Net change in unrealized appreciation (depreciation) on investments	(663,750)	432,216
Net increase in net assets resulting from operations	1,007,339	2,206,797

Distributions to shareholders from:
Net investment income
Investor Class	—	(74,299)
Advisor Class	—	(14,247)
A-Class	—	(8,366)
C-Class	—	(6,964)
Total distributions to shareholders	—	(103,876)

Capital share transactions:
Proceeds from sale of shares
Investor Class	43,413,169	112,921,803
Advisor Class	4,579,293	17,902,624
A-Class	5,332,184	3,785,000
C-Class	9,084,171	12,008,532
Distributions reinvested
Investor Class	—	73,463
Advisor Class	—	14,202
A-Class	—	3,063
C-Class	—	6,753
Cost of shares redeemed
Investor Class	(50,268,977)	(117,502,931)
Advisor Class	(8,823,161)	(15,219,045)
A-Class	(2,111,431)	(2,833,487)
C-Class	(9,509,727)	(11,551,082)
Net decrease from capital share transactions	(8,304,479)	(391,105)
Net increase (decrease) in net assets	(7,297,140)	1,711,816
Net assets:
Beginning of period	27,376,457	25,664,641
End of period	$20,079,317	$27,376,457
Undistributed net investment income at end of period	$233,144	$138,121

Capital share activity:
Shares sold
Investor Class	456,190	1,435,476
Advisor Class	51,366	244,596
A-Class	58,875	47,740
C-Class	107,551	168,822
Shares issued from reinvestment of distributions
Investor Class	—	940
Advisor Class	—	195
A-Class	—	41
C-Class	—	97
Shares redeemed
Investor Class	(530,654)	(1,503,386)
Advisor Class	(101,490)	(218,443)
A-Class	(23,042)	(35,080)
C-Class	(112,601)	(162,605)
Net decrease in shares	(93,805)	(21,607)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$90.67	$78.47	$81.18	$75.23	$44.37	$101.80
Income (loss) from investment operations:
Net investment income[b]	.41	.76	.61	.15	.41	1.60
Net gain (loss) on investments (realized and unrealized)	4.42	11.99	(3.29)	6.75	31.07	(57.13)
Total from investment operations	4.83	12.75	(2.68)	6.90	31.48	(55.53)
Less distributions from:
Net investment income	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Total distributions	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Net asset value, end of period	$95.50	$90.67	$78.47	$81.18	$75.23	$44.37

Total Return[c]	5.33%	16.37%	(3.31%)	9.33%	71.12%	(54.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,802	$17,007	$19,973	$4,885	$26,364	$13,257
Ratios to average net assets:
Net investment income	0.87%	0.95%	0.86%	0.19%	0.64%	2.16%
Total expenses	1.37%	1.36%	1.34%	1.39%	1.38%	1.37%
Portfolio turnover rate	180%	590%	970%	601%	447%	755%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$84.51	$73.53	$76.47	$71.29	$42.28	$97.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.22	.26	(.14)	.12	1.30
Net gain (loss) on investments (realized and unrealized)	4.14	11.31	(3.17)	6.27	29.51	(54.92)
Total from investment operations	4.27	11.53	(2.91)	6.13	29.63	(53.62)
Less distributions from:
Net investment income	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Total distributions	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Net asset value, end of period	$88.78	$84.51	$73.53	$76.47	$71.29	$42.28

Total Return[c]	5.05%	15.80%	(3.80%)	8.76%	70.26%	(55.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,012	$7,103	$4,243	$3,634	$3,285	$2,710
Ratios to average net assets:
Net investment income (loss)	0.30%	0.29%	0.37%	(0.20%)	0.21%	1.83%
Total expenses	1.87%	1.85%	1.85%	1.89%	1.88%	1.88%
Portfolio turnover rate	180%	590%	970%	601%	447%	755%

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	september 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$86.48	$75.07	$77.87	$72.38	$42.80	$98.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.51	.45	(.01)	.30	1.30
Net gain (loss) on investments (realized and unrealized)	4.00	11.45	(3.22)	6.45	29.90	(55.20)
Total from investment operations	4.49	11.96	(2.77)	6.44	30.20	(53.90)
Less distributions from:
Net investment income	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Total distributions	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Net asset value, end of period	$90.97	$86.48	$75.07	$77.87	$72.38	$42.80

Total Return[c]	5.19%	16.06%	(3.57%)	9.06%	70.74%	(54.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,181	$1,826	$632	$1,782	$1,408	$2,683
Ratios to average net assets:
Net investment income (loss)	1.08%	0.66%	0.64%	(0.01%)	0.50%	1.97%
Total expenses	1.62%	1.61%	1.61%	1.64%	1.63%	1.62%
Portfolio turnover rate	180%	590%	970%	601%	447%	755%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$80.30	$70.26	$73.42	$68.79	$41.01	$95.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.03	(.12)	(.49)	(.24)	.80
Net gain (loss) on investments (realized and unrealized)	3.89	10.56	(3.01)	6.07	28.64	(52.99)
Total from investment operations	3.86	10.59	(3.13)	5.58	28.40	(52.19)
Less distributions from:
Net investment income	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Total distributions	—	(.55)	(.03)	(.95)	(.62)	(1.90)
Net asset value, end of period	$84.16	$80.30	$70.26	$73.42	$68.79	$41.01

Total Return[c]	4.81%	15.21%	(4.27%)	8.28%	69.44%	(55.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,085	$1,440	$817	$1,114	$1,942	$1,407
Ratios to average net assets:
Net investment income (loss)	(0.08%)	0.04%	(0.18%)	(0.72%)	(0.40%)	1.13%
Total expenses	2.37%	2.36%	2.36%	2.39%	2.38%	2.38%
Portfolio turnover rate	180%	590%	970%	601%	447%	755%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the period March 31, 2008 – April 19, 2009, have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	September 30, 2013

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	4.0%
Pfizer, Inc.	3.6%
Merck & Company, Inc.	3.1%
Gilead Sciences, Inc.	2.5%
Amgen, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Bristol-Myers Squibb Co.	2.2%
Celgene Corp.	2.2%
AbbVie, Inc.	2.1%
Express Scripts Holding Co.	1.9%
Top Ten Total	26.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

PHARMACEUTICALS - 32.4%
Johnson & Johnson	56,406	$4,889,835
Pfizer, Inc.	152,274	4,371,786
Merck & Company, Inc.	78,620	3,743,098
Bristol-Myers Squibb Co.	57,256	2,649,808
AbbVie, Inc.	56,945	2,547,150
Eli Lilly & Co.	46,033	2,316,841
Valeant Pharmaceuticals International, Inc.*	17,366	1,811,795
Allergan, Inc.	18,068	1,634,251
Actavis, Inc.*	9,887	1,423,728
Teva Pharmaceutical Industries Ltd. ADR	36,167	1,366,389
Mylan, Inc.*	32,176	1,228,158
Zoetis, Inc.	38,900	1,210,568
Perrigo Co.	8,740	1,078,341
Warner Chilcott plc — Class A	46,961	1,073,059
Forest Laboratories, Inc.*	24,917	1,066,198
GlaxoSmithKline plc ADR	20,904	1,048,754
Jazz Pharmaceuticals plc*	11,100	1,020,867
AstraZeneca plc ADR	19,488	1,012,012
Novartis AG ADR	12,879	987,948
Hospira, Inc.*	19,973	783,341
Endo Health Solutions, Inc.*	16,210	736,582
Salix Pharmaceuticals Ltd.*	9,600	642,048
Questcor Pharmaceuticals, Inc.	10,380	602,040
Total Pharmaceuticals		39,244,597
BIOTECHNOLOGY - 18.9%
Gilead Sciences, Inc.*	49,058	3,082,804
Amgen, Inc.	25,353	2,838,015
Celgene Corp.*	16,974	2,612,808
Biogen Idec, Inc.*	9,606	2,312,741
Regeneron Pharmaceuticals, Inc.*	5,421	1,696,068
Alexion Pharmaceuticals, Inc.*	13,319	1,547,135
Vertex Pharmaceuticals, Inc.*	18,301	1,387,582
Pharmacyclics, Inc.*	7,700	1,065,834
Elan Corp. plc ADR*	66,820	1,041,056
Onyx Pharmaceuticals, Inc.*	7,800	972,426
BioMarin Pharmaceutical, Inc.*	13,000	938,860
Medivation, Inc.*	11,300	677,322
Cubist Pharmaceuticals, Inc.*	10,286	653,675
United Therapeutics Corp.*	8,000	630,800
Ariad Pharmaceuticals, Inc.*	29,639	545,358
Sarepta Therapeutics, Inc.*,1	9,800	462,854
Myriad Genetics, Inc.*,1	18,400	432,400
Total Biotechnology		22,897,738
HEALTH CARE EQUIPMENT - 17.8%
Medtronic, Inc.	43,412	2,311,689
Abbott Laboratories	66,690	2,213,441
Baxter International, Inc.	27,697	1,819,416
Stryker Corp.	22,953	1,551,393
Covidien plc	23,220	1,415,027
Becton Dickinson and Co.	13,707	1,370,974
Boston Scientific Corp.*	109,315	1,283,358
Intuitive Surgical, Inc.*	3,361	1,264,643
St. Jude Medical, Inc.	23,263	1,247,827
Zimmer Holdings, Inc.	14,208	1,167,045
CR Bard, Inc.	8,199	944,525
Edwards Lifesciences Corp.*	12,920	899,620
Varian Medical Systems, Inc.*	12,036	899,450
CareFusion Corp.*	23,834	879,475
ResMed, Inc.[1]	16,289	860,385
Hologic, Inc.*	37,340	771,071
IDEXX Laboratories, Inc.*	7,403	737,709
Total Health Care Equipment		21,637,048
MANAGED HEALTH CARE - 7.7%
UnitedHealth Group, Inc.	39,474	2,826,732
WellPoint, Inc.	20,006	1,672,702
Aetna, Inc.	24,427	1,563,817
Cigna Corp.	19,943	1,532,819
Humana, Inc.	13,242	1,235,876
WellCare Health Plans, Inc.*	8,220	573,263
Total Managed Health Care		9,405,209
LIFE SCIENCES TOOLS & SERVICES - 6.4%
Thermo Fisher Scientific, Inc.	19,492	1,796,187
Agilent Technologies, Inc.	25,214	1,292,218
Life Technologies Corp.*	15,352	1,148,790
Illumina, Inc.*,1	12,714	1,027,673
Waters Corp.*	8,997	955,571
Mettler-Toledo International, Inc.*	3,550	852,320
PerkinElmer, Inc.	17,000	641,750
Total Life Sciences Tools & Services		7,714,509
HEALTH CARE SERVICES - 5.8%
Express Scripts Holding Co.*	37,896	2,341,214
DaVita HealthCare Partners, Inc.*	18,902	1,075,524
Quest Diagnostics, Inc.	15,844	979,001
Laboratory Corporation of America Holdings*	9,665	958,188
Catamaran Corp.*	20,690	950,706
Omnicare, Inc.	13,779	764,735
Total Health Care Services		7,069,368
HEALTH CARE DISTRIBUTORS - 4.2%
McKesson Corp.	13,137	1,685,477
Cardinal Health, Inc.	25,452	1,327,322
AmerisourceBergen Corp. — Class A	19,260	1,176,786
Henry Schein, Inc.*	9,284	962,751
Total Health Care Distributors		5,152,336
HEALTH CARE FACILITIES - 3.8%
HCA Holdings, Inc.	31,927	1,364,880
Universal Health Services, Inc. — Class B	11,462	859,535
Community Health Systems, Inc.	14,900	618,350
Tenet Healthcare Corp.*	14,800	609,612
Health Management Associates,
Inc. — Class A*	45,700	584,960
Brookdale Senior Living, Inc. — Class A*	21,100	554,930
Total Health Care Facilities		4,592,267

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
HEAlTH CARE FUND

	Shares	Value

HEALTH CARE TECHNOLOGY - 1.6%
Cerner Corp.*	26,296	$1,381,855
athenahealth, Inc.*	5,700	618,792
Total Health Care Technology		2,000,647
HEALTH CARE SUPPLIES - 1.3%
Cooper Companies, Inc.	6,200	804,078
DENTSPLY International, Inc.	18,200	790,062
Total Health Care Supplies		1,594,140
Total Common Stocks
(Cost $80,807,449)		121,307,859

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$746,923	746,923
Total Repurchase Agreement
(Cost $746,923)		746,923

SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	946,049	946,049
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	883,382	883,382
Total Securities Lending Collateral
(Cost $1,829,431)		1,829,431
Total Investments - 102.0%
(Cost $83,383,803)		$123,884,213
Other Assets & Liabilities, net - (2.0)%		(2,411,196)
Total Net Assets - 100.0%		$121,473,017

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $1,751,392 of securities loaned
(cost $80,807,449)	$121,307,859
Repurchase agreements, at value
(cost $2,576,354)	2,576,354
Total investments
(cost $83,383,803)	123,884,213
Receivables:
Fund shares sold	427,050
Dividends	104,816
Interest	1,310
Total assets	124,417,389
Liabilities:
Payable for:
Upon return of securities loaned	1,829,431
Fund shares redeemed	873,163
Management fees	87,485
Transfer agent and administrative fees	25,731
Portfolio accounting fees	10,293
Distribution and service fees	8,050
Miscellaneous	110,219
Total liabilities	2,944,372
Net assets	$121,473,017
Net assets consist of:
Paid in capital	$89,288,616
Undistributed net investment income	4,880
Accumulated net realized loss on investments	(8,320,889)
Net unrealized appreciation on investments	40,500,410
Net assets	$121,473,017
Investor Class:
Net assets	$105,394,234
Capital shares outstanding	4,133,752
Net asset value per share	$25.50
Advisor Class:
Net assets	$6,805,140
Capital shares outstanding	288,546
Net asset value per share	$23.58
A-Class:
Net assets	$4,245,669
Capital shares outstanding	176,191
Net asset value per share	$24.10
Maximum offering price per share
(Net asset value divided by 95.25%)	$25.30
C-Class:
Net assets	$5,027,974
Capital shares outstanding	223,658
Net asset value per share	$22.48

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $103)	$792,832
Income from securities lending, net	32,766
Interest	53
Total investment income	825,651

Expenses:
Management fees	550,398
Transfer agent and administrative fees	161,881
Distribution and service fees:
Advisor Class	16,006
A-Class	5,887
C-Class	23,214
Portfolio accounting fees	64,752
Custodian fees	6,557
Trustees’ fees*	5,909
Tax expense	2,368
Line of credit fees	150
Miscellaneous	96,835
Total expenses	933,957
Net investment loss	(108,306)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,009,799
Net realized gain	6,009,799
Net change in unrealized appreciation (depreciation) on:
Investments	10,214,919
Net change in unrealized appreciation (depreciation)	10,214,919
Net realized and unrealized gain	16,224,718
Net increase in net assets resulting from operations	$16,116,412

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(108,306)	$364,983
Net realized gain (loss) on investments	6,009,799	(3,758,797)
Net change in unrealized appreciation (depreciation) on investments	10,214,919	17,930,169
Net increase in net assets resulting from operations	16,116,412	14,536,355

Distributions to shareholders from:
Net investment income
Investor Class	—	(217,663)
Advisor Class	—	(18,320)
A-Class	—	(5,822)
C-Class	—	(9,992)
Total distributions to shareholders	—	(251,797)

Capital share transactions:
Proceeds from sale of shares
Investor Class	169,218,930	318,344,556
Advisor Class	9,154,758	49,746,384
A-Class	6,895,537	4,381,953
C-Class	17,483,446	34,482,974
Distributions reinvested
Investor Class	—	216,489
Advisor Class	—	18,217
A-Class	—	4,942
C-Class	—	9,651
Cost of shares redeemed
Investor Class	(182,499,719)	(266,582,144)
Advisor Class	(6,821,390)	(50,173,739)
A-Class	(6,829,002)	(4,134,009)
C-Class	(17,625,228)	(33,962,592)
Net increase (decrease) from capital share transactions	(11,022,668)	52,352,682
Net increase in net assets	5,093,744	66,637,240

Net assets:
Beginning of period	116,379,273	49,742,033
End of period	$121,473,017	$116,379,273
Undistributed net investment income at end of period	$4,880	$113,186

Capital share activity:
Shares sold
Investor Class	7,079,335	16,459,910
Advisor Class	407,375	2,731,471
A-Class	305,435	224,541
C-Class	822,565	1,981,649
Shares issued from reinvestment of distributions
Investor Class	—	11,105
Advisor Class	—	999
A-Class	—	268
C-Class	—	557
Shares redeemed
Investor Class	(7,622,142)	(13,867,240)
Advisor Class	(292,716)	(2,802,207)
A-Class	(302,251)	(217,683)
C-Class	(830,619)	(1,956,184)
Net increase (decrease) in shares	(433,018)	2,567,186

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$22.35	$18.83	$17.14	$15.80	$11.20	$14.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.09	.01	(.02)	(.01)	.07
Net gain (loss) on investments (realized and unrealized)	3.16	3.48	1.68	1.36	4.62	(3.15)
Total from investment operations	3.15	3.57	1.69	1.34	4.61	(3.08)
Less distributions from:
Net investment income	—	(.05)	—	—	(.01)	—
Total distributions	—	(.05)	—	—	(.01)	—
Net asset value, end of period	$25.50	$22.35	$18.83	$17.14	$15.80	$11.20

Total Return[c]	14.09%	18.98%	9.86%	8.48%	41.17%	(21.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$105,394	$104,525	$39,036	$19,534	$195,616	$13,920
Ratios to average net assets:
Net investment income (loss)	(0.10%)	0.45%	0.08%	(0.10%)	(0.04%)	0.48%
Total expenses	1.37%	1.35%	1.36%	1.38%	1.37%	1.36%
Portfolio turnover rate	124%	266%	582%	619%	241%	745%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$20.73	$17.55	$16.04	$14.85	$10.58	$13.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.06)	(.07)	(.05)	(.04)	.01
Net gain (loss) on investments (realized and unrealized)	2.92	3.29	1.58	1.24	4.32	(3.00)
Total from investment operations	2.85	3.23	1.51	1.19	4.28	(2.99)
Less distributions from:
Net investment income	—	(.05)	—	—	(.01)	—
Total distributions	—	(.05)	—	—	(.01)	—
Net asset value, end of period	$23.58	$20.73	$17.55	$16.04	$14.85	$10.58

Total Return[c]	13.75%	18.43%	9.41%	8.01%	40.46%	(22.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,805	$3,605	$4,275	$2,229	$3,432	$6,353
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.31%)	(0.44%)	(0.36%)	(0.33%)	0.04%
Total expenses	1.87%	1.86%	1.85%	1.88%	1.88%	1.93%
Portfolio turnover rate	124%	266%	582%	619%	241%	745%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$21.15	$17.87	$16.30	$15.05	$10.69	$13.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	.04	(.02)	(.02)	(.03)	.02
Net gain (loss) on investments (realized and unrealized)	2.99	3.29	1.59	1.27	4.40	(3.01)
Total from investment operations	2.95	3.33	1.57	1.25	4.37	(2.99)
Less distributions from:
Net investment income	—	(.05)	—	—	(.01)	—
Total distributions	—	(.05)	—	—	(.01)	—
Net asset value, end of period	$24.10	$21.15	$17.87	$16.30	$15.05	$10.69

Total Return[c]	13.95%	18.65%	9.63%	8.31%	40.88%	(21.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,246	$3,660	$2,964	$1,156	$6,204	$997
Ratios to average net assets:
Net investment income (loss)	(0.34%)	0.20%	(0.13%)	(0.14%)	(0.25%)	0.15%
Total expenses	1.62%	1.60%	1.60%	1.63%	1.62%	1.63%
Portfolio turnover rate	124%	266%	582%	619%	241%	745%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.81	$16.86	$15.50	$14.39	$10.30	$13.28
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.09)	(.14)	(.11)	(.11)	(.08)
Net gain (loss) on investments (realized and unrealized)	2.79	3.09	1.50	1.22	4.21	(2.90)
Total from investment operations	2.67	3.00	1.36	1.11	4.10	(2.98)
Less distributions from:
Net investment income	—	(.05)	—	—	(.01)	—
Total distributions	—	(.05)	—	—	(.01)	—
Net asset value, end of period	$22.48	$19.81	$16.86	$15.50	$14.39	$10.30

Total Return[c]	13.48%	17.81%	8.77%	7.71%	39.81%	(22.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,028	$4,589	$3,468	$3,870	$8,393	$5,101
Ratios to average net assets:
Net investment loss	(1.09%)	(0.53%)	(0.91%)	(0.76%)	(0.91%)	(0.65%)
Total expenses	2.37%	2.35%	2.36%	2.38%	2.38%	2.38%
Portfolio turnover rate	124%	266%	582%	619%	241%	745%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Google, Inc. — Class A	7.7%
Facebook, Inc. — Class A	5.3%
Amazon.com, Inc.	5.3%
Cisco Systems, Inc.	5.1%
QUALCOMM, Inc.	4.9%
eBay, Inc.	4.0%
Time Warner, Inc.	3.6%
Priceline.com, Inc.	3.0%
Yahoo!, Inc.	2.8%
Baidu, Inc. ADR	2.5%
Top Ten Total	44.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.4%

INTERNET SOFTWARE & SERVICES - 52.0%
Google, Inc. — Class A*	2,652	$2,322,912
Facebook, Inc. — Class A*	32,288	1,622,149
eBay, Inc.*	21,840	1,218,454
Yahoo!, Inc.*	25,210	835,964
Baidu, Inc. ADR*	4,889	758,675
LinkedIn Corp. — Class A*	3,004	739,164
SINA Corp.*	5,105	414,373
Equinix, Inc.*	2,229	409,356
Akamai Technologies, Inc.*	7,850	405,845
Qihoo 360 Technology Company Ltd. ADR*	4,449	370,157
Rackspace Hosting, Inc.*	6,892	363,622
VeriSign, Inc.*	7,114	362,031
MercadoLibre, Inc.	2,548	343,751
Sohu.com, Inc.*	4,263	336,052
Yandex N.V. — Class A*	8,947	325,850
NetEase, Inc. ADR	4,209	305,615
IAC/InterActiveCorp	5,580	305,059
Youku Tudou, Inc. ADR*	11,113	304,496
CoStar Group, Inc.*	1,800	302,220
SouFun Holdings Ltd. ADR	5,810	300,028
VistaPrint N.V.*	5,240	296,165
YY, Inc. ADR*	5,880	275,066
Yelp, Inc. — Class A*	3,989	263,992
Pandora Media, Inc.*	10,378	260,799
Zillow, Inc. — Class A*,1	2,746	231,680
AOL, Inc.	6,367	220,171
Cornerstone OnDemand, Inc.*	4,240	218,106
j2 Global, Inc.[1]	4,164	206,201
Dealertrack Technologies, Inc.*	4,380	187,639
OpenTable, Inc.*	2,522	176,490
ValueClick, Inc.*	8,335	173,785
Web.com Group, Inc.*	5,330	172,372
Trulia, Inc.*	3,600	169,308
Angie’s List, Inc.*,1	7,090	159,525
WebMD Health Corp. — Class A*	5,560	159,016
Liquidity Services, Inc.*,1	4,289	143,939
Monster Worldwide, Inc.*	22,593	99,861
Total Internet Software & Services		15,759,888
INTERNET RETAIL - 19.6%
Amazon.com, Inc.*	5,163	1,614,161
Priceline.com, Inc.*	911	920,976
Netflix, Inc.*	1,906	589,354
TripAdvisor, Inc.*	6,076	460,804
Ctrip.com International Ltd. ADR*	7,300	426,539
Groupon, Inc. — Class A*	31,599	354,225
Expedia, Inc.	6,832	353,829
E-Commerce China Dangdang, Inc. — Class A ADR*	29,090	304,863
Vipshop Holdings Ltd. ADR*	4,770	270,936
Liberty Ventures*	2,779	245,024
HomeAway, Inc.*	7,147	200,116
Shutterfly, Inc.*	3,472	194,015
Total Internet Retail		5,934,842
cOMMUNicATiONs EqUipMENT - 14.3%
Cisco Systems, Inc.	65,928	1,544,033
QUALCOMM, Inc.	22,253	1,498,962
Juniper Networks, Inc.*	21,742	431,796
F5 Networks, Inc.*	3,950	338,752
Blackberry Ltd.*,1	40,068	318,541
Ciena Corp.*	8,517	212,755
Total Communications Equipment		4,344,839
sysTEMs sOFTwArE - 4.3%
Symantec Corp.	23,557	583,036
Red Hat, Inc.*	8,142	375,672
Check Point Software Technologies Ltd.*	6,299	356,271
Total Systems Software		1,314,979
MOviEs & ENTErTAiNMENT - 3.6%
Time Warner, Inc.	16,756	1,102,712
ApplicATiON sOFTwArE - 2.9%
Intuit, Inc.	9,162	607,533
TIBCO Software, Inc.*	10,887	278,598
Total Application Software		886,131
sEMicONDUcTOrs - 1.7%
Broadcom Corp. — Class A	20,182	524,934
iNvEsTMENT BANkiNg & BrOkErAgE - 1.0%
E*TRADE Financial Corp.*	18,635	307,478
Total Common Stocks
(Cost $24,414,607)		30,175,803

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 1.0%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$314,097	314,097
Total Repurchase Agreement
(Cost $314,097)		314,097

SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	260,606	260,606
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	243,344	243,344
Total Securities Lending Collateral
(Cost $503,950)		503,950
Total Investments - 102.1%
(Cost $25,232,654)		$30,993,850
Other Assets & Liabilities, net - (2.1)%		(647,607)
Total Net Assets - 100.0%		$30,346,243

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6. ADR — American Depositary Receipt

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $476,178 of securities loaned
(cost $24,414,607)	$30,175,803
Repurchase agreements, at value
(cost $818,047)	818,047
Total investments
(cost $25,232,654)	30,993,850
Receivables:
Fund shares sold	291,184
Interest	500
Dividends	365
Total assets	31,285,899
Liabilities:
Payable for:
Upon return of securities loaned	503,950
Fund shares redeemed	392,900
Management fees	20,222
Transfer agent and administrative fees	5,948
Distribution and service fees	3,454
Portfolio accounting fees	2,379
Miscellaneous	10,803
Total liabilities	939,656
Net assets	$30,346,243
Net assets consist of:
Paid in capital	$25,397,091
Accumulated net investment loss	(108,333)
Accumulated net realized loss on investments	(703,711)
Net unrealized appreciation on investments	5,761,196
Net assets	$30,346,243
Investor Class:
Net assets	$19,890,055
Capital shares outstanding	285,399
Net asset value per share	$69.69
Advisor Class:
Net assets	$3,731,235
Capital shares outstanding	57,584
Net asset value per share	$64.80
A-Class:
Net assets	$4,814,842
Capital shares outstanding	72,597
Net asset value per share	$66.32
Maximum offering price per share
(Net asset value divided by 95.25%)	$69.63
C-Class:
Net assets	$1,910,111
Capital shares outstanding	31,165
Net asset value per share	$61.29

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $59)	$28,170
Income from securities lending, net	3,830
Interest	4
Total investment income	32,004

Expenses:
Management fees	57,935
Transfer agent and administrative fees	17,039
Distribution and service fees:
Advisor Class	2,595
A-Class	2,056
C-Class	6,596
Portfolio accounting fees	6,816
Custodian fees	791
Trustees’ fees*	387
Line of credit fees	166
Miscellaneous	10,145
Total expenses	104,526
Net investment loss	(72,522)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	299,970
Net realized gain	299,970
Net change in unrealized appreciation (depreciation) on:
Investments	2,517,296
Net change in unrealized appreciation (depreciation)	2,517,296
Net realized and unrealized gain	2,817,266
Net increase in net assets resulting from operations	$2,744,744

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(72,522)	$(76,382)
Net realized gain on investments	299,970	884,433
Net change in unrealized appreciation (depreciation) on investments	2,517,296	(551,262)
Net increase in net assets resulting from operations	2,744,744	256,789

Distributions to shareholders from:
Net realized gains
Investor Class	—	(63,522)
Advisor Class	—	(15,594)
A-Class	—	(16,401)
C-Class	—	(17,867)
Total distributions to shareholders	—	(113,384)

Capital share transactions:
Proceeds from sale of shares
Investor Class	67,391,251	31,124,261
Advisor Class	3,404,749	453,813
A-Class	4,347,583	2,380,935
C-Class	8,210,234	9,906,871
Distributions reinvested
Investor Class	—	62,343
Advisor Class	—	14,930
A-Class	—	16,078
C-Class	—	16,446
Cost of shares redeemed
Investor Class	(55,431,873)	(31,339,015)
Advisor Class	(488,225)	(678,019)
A-Class	(1,104,285)	(2,032,055)
C-Class	(7,692,000)	(9,501,396)
Net increase from capital share transactions	18,637,434	425,192
Net increase in net assets	21,382,178	568,597

Net assets:
Beginning of period	8,964,065	8,395,468
End of period	$30,346,243	$8,964,065
Accumulated net investment loss at end of period	$(108,333)	$(35,811)

Capital share activity:
Shares sold
Investor Class	1,023,494	609,789
Advisor Class	55,105	9,956
A-Class	69,349	46,920
C-Class	153,056	221,607
Shares issued from reinvestment of distributions
Investor Class	—	1,290
Advisor Class	—	331
A-Class	—	349
C-Class	—	384
Shares redeemed
Investor Class	(848,243)	(620,499)
Advisor Class	(8,190)	(14,374)
A-Class	(19,303)	(41,403)
C-Class	(144,558)	(213,154)
Net increase in shares	280,710	1,196

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$55.46	$51.90	$52.28	$41.74	$26.58	$38.55
Income (loss) from investment operations:
Net investment loss[b]	(.29)	(.44)	(.51)	(.34)	(.38)	(.29)
Net gain (loss) on investments (realized and unrealized)	14.52	5.26	.13	10.88	15.54	(11.23)
Total from investment operations	14.23	4.82	(.38)	10.54	15.16	(11.52)
Less distributions from:
Net investment income	—	—	—	—	—	(.45)
Net realized gains	—	(1.26)	—	—	—	—
Total distributions	—	(1.26)	—	—	—	(.45)
Net asset value, end of period	$69.69	$55.46	$51.90	$52.28	$41.74	$26.58

Total Return[c]	25.66%	9.65%	(0.73%)	25.25%	57.04%	(29.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,890	$6,109	$6,206	$20,589	$21,924	$61,745
Ratios to average net assets:
Net investment loss	(0.90%)	(0.87%)	(1.05%)	(0.69%)	(1.12%)	(1.01%)
Total expenses	1.37%	1.35%	1.36%	1.39%	1.37%	1.35%
Portfolio turnover rate	383%	442%	380%	291%	443%	550%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$51.70	$48.71	$49.31	$39.57	$25.32	$36.95
Income (loss) from investment operations:
Net investment loss[b]	(.43)	(.64)	(.71)	(.59)	(.58)	(.41)
Net gain (loss) on investments (realized and unrealized)	13.53	4.89	.11	10.33	14.83	(10.77)
Total from investment operations	13.10	4.25	(.60)	9.74	14.25	(11.18)
Less distributions from:
Net investment income	—	—	—	—	—	(.45)
Net realized gains	—	(1.26)	—	—	—	—
Total distributions	—	(1.26)	—	—	—	(.45)
Net asset value, end of period	$64.80	$51.70	$48.71	$49.31	$39.57	$25.32

Total Return[c]	25.34%	9.13%	(1.24%)	24.61%	56.28%	(29.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,731	$552	$719	$2,124	$3,908	$3,604
Ratios to average net assets:
Net investment loss	(1.44%)	(1.36%)	(1.58%)	(1.32%)	(1.74%)	(1.43%)
Total expenses	1.87%	1.85%	1.86%	1.89%	1.88%	1.87%
Portfolio turnover rate	383%	442%	380%	291%	443%	550%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$52.85	$49.63	$50.13	$40.12	$25.62	$37.29
Income (loss) from investment operations:
Net investment loss[b]	(.35)	(.52)	(.64)	(.46)	(.50)	(.33)
Net gain (loss) on investments (realized and unrealized)	13.82	5.00	.14	10.47	15.00	(10.89)
Total from investment operations	13.47	4.48	(.50)	10.01	14.50	(11.22)
Less distributions from:
Net investment income	—	—	—	—	—	(.45)
Net realized gains	—	(1.26)	—	—	—	—
Total distributions	—	(1.26)	—	—	—	(.45)
Net asset value, end of period	$66.32	$52.85	$49.63	$50.13	$40.12	$25.62

Total Return[c]	25.49%	9.41%	(1.00%)	24.95%	56.60%	(29.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,815	$1,192	$828	$1,101	$2,989	$91
Ratios to average net assets:
Net investment loss	(1.17%)	(1.08%)	(1.39%)	(1.01%)	(1.44%)	(1.07%)
Total expenses	1.62%	1.60%	1.61%	1.64%	1.63%	1.62%
Portfolio turnover rate	383%	442%	380%	291%	443%	550%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$49.03	$46.50	$47.30	$38.17	$24.56	$36.01
Income (loss) from investment operations:
Net investment loss[b]	(.51)	(.85)	(.94)	(.83)	(.66)	(.59)
Net gain (loss) on investments (realized and unrealized)	12.77	4.64	.14	9.96	14.27	(10.41)
Total from investment operations	12.26	3.79	(.80)	9.13	13.61	(11.00)
Less distributions from:
Net investment income	—	—	—	—	—	(.45)
Net realized gains	—	(1.26)	—	—	—	—
Total distributions	—	(1.26)	—	—	—	(.45)
Net asset value, end of period	$61.29	$49.03	$46.50	$47.30	$38.17	$24.56

Total Return[c]	25.01%	8.55%	(1.69%)	23.92%	55.42%	(30.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,910	$1,111	$643	$1,770	$1,057	$602
Ratios to average net assets:
Net investment loss	(1.85%)	(1.91%)	(2.17%)	(1.92%)	(2.00%)	(1.95%)
Total expenses	2.37%	2.35%	2.36%	2.39%	2.38%	2.38%
Portfolio turnover rate	383%	442%	380%	291%	443%	550%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Philip Morris International, Inc.	4.0%
Comcast Corp. — Class A	3.8%
Walt Disney Co.	3.7%
McDonald’s Corp.	3.4%
Twenty-First Century Fox, Inc.	3.1%
Altria Group, Inc.	2.8%
Time Warner, Inc.	2.7%
Starbucks Corp.	2.7%
Las Vegas Sands Corp.	2.6%
Viacom, Inc. — Class B	2.2%
Top Ten Total	31.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
lEisUrE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

MOviEs & ENTErTAiNMENT - 16.0%
Walt Disney Co.	17,574	$1,133,348
Twenty-First Century Fox, Inc.	28,140	942,690
Time Warner, Inc.	12,602	829,338
Viacom, Inc. — Class B	8,118	678,502
Lions Gate Entertainment Corp.*	6,807	238,585
Madison Square Garden Co. — Class A*	3,960	229,957
Live Nation Entertainment, Inc.*	11,700	217,035
Cinemark Holdings, Inc.	6,436	204,279
Regal Entertainment Group — Class A	9,480	179,930
DreamWorks Animation SKG, Inc. —
Class A*	5,640	160,514
Total Movies & Entertainment		4,814,178
rEsTAUrANTs - 15.1%
McDonald’s Corp.	10,749	1,034,161
Starbucks Corp.	10,538	811,110
Yum! Brands, Inc.	8,341	595,464
Chipotle Mexican Grill, Inc. — Class A*	919	393,975
Darden Restaurants, Inc.	5,483	253,808
Dunkin’ Brands Group, Inc.	5,210	235,805
Panera Bread Co. — Class A*	1,408	223,210
Domino’s Pizza, Inc.	3,040	206,568
Wendy’s Co.	23,120	196,058
Brinker International, Inc.	4,150	168,200
Cheesecake Factory, Inc.	3,664	161,033
Buffalo Wild Wings, Inc.*	1,397	155,374
Krispy Kreme Doughnuts, Inc.*	6,030	116,620
Total Restaurants		4,551,386
cABlE & sATElliTE - 14.5%
Comcast Corp. — Class A	25,583	1,155,072
Time Warner Cable, Inc.	5,322	593,935
DIRECTV*	9,792	585,072
Liberty Global plc — Class A*	6,639	526,805
DISH Network Corp. — Class A	10,316	464,323
Charter Communications, Inc. — Class A*	2,920	393,499
AMC Networks, Inc. — Class A*	3,420	234,202
Cablevision Systems Corp. — Class A	12,958	218,213
Starz — Class A*	7,177	201,889
Total Cable & Satellite		4,373,010
TOBAccO - 10.0%
Philip Morris International, Inc.	13,936	1,206,718
Altria Group, Inc.	24,809	852,189
Reynolds American, Inc.	10,895	531,458
Lorillard, Inc.	9,522	426,395
Total Tobacco		3,016,760
cAsiNOs & gAMiNg - 8.4%
Las Vegas Sands Corp.	11,707	777,579
Wynn Resorts Ltd.	2,721	429,945
MGM Resorts International*	16,080	328,675
Melco Crown Entertainment Ltd. ADR*	8,553	272,242
Penn National Gaming, Inc.*	3,953	218,838
International Game Technology	11,538	218,414
Bally Technologies, Inc.*	2,417	174,169
Boyd Gaming Corp.*	9,090	128,624
Total Casinos & Gaming		2,548,486
BrOADcAsTiNg - 8.1%
CBS Corp. — Class B	10,965	604,829
Discovery Communications, Inc. —
Class A*	7,000	590,940
Liberty Media Corp. — Class A*	3,010	442,922
Scripps Networks Interactive, Inc. —
Class A	4,510	352,276
Grupo Televisa SAB ADR	8,830	246,799
Sinclair Broadcast Group, Inc. — Class A	6,200	207,824
Total Broadcasting		2,445,590
HOTEls, rEsOrTs & crUisE liNEs - 6.1%
Carnival Corp.	15,584	508,662
Starwood Hotels & Resorts
Worldwide, Inc.	5,716	379,828
Marriott International, Inc. — Class A	8,803	370,254
Royal Caribbean Cruises Ltd.	7,802	298,661
Wyndham Worldwide Corp.	4,895	298,448
Total Hotels, Resorts & Cruise Lines		1,855,853
pUBlisHiNg - 5.1%
Thomson Reuters Corp.[1]	16,304	570,802
News Corp. — Class A*	19,943	320,284
Gannett Company, Inc.	10,016	268,329
Washington Post Co. — Class B	390	238,427
New York Times Co. — Class A*	11,950	150,212
Total Publishing		1,548,054
DisTillErs & viNTNErs - 4.3%
Brown-Forman Corp. — Class B	5,783	393,996
Constellation Brands, Inc. — Class A*	6,081	349,049
Beam, Inc.	5,274	340,964
Diageo plc ADR	1,770	224,932
Total Distillers & Vintners		1,308,941
lEisUrE prODUcTs - 3.8%
Mattel, Inc.	9,299	389,256
Polaris Industries, Inc.	2,455	317,137
Hasbro, Inc.[1]	5,372	253,236
Brunswick Corp.	5,044	201,306
Total Leisure Products		1,160,935
BrEwErs - 3.2%
Cia de Bebidas das Americas ADR	8,666	332,341
Anheuser-Busch InBev N.V. ADR	3,243	321,706
Molson Coors Brewing Co. — Class B	6,296	315,618
Total Brewers		969,665
HOME ENTErTAiNMENT sOFTwArE - 2.9%
Activision Blizzard, Inc.	27,151	452,607
Electronic Arts, Inc.*	11,260	287,693
Take-Two Interactive Software, Inc.*	7,829	142,175
Total Home Entertainment Software		882,475

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
lEisUrE FUND

	Shares	Value

MOTOrcyclE MANUFAcTUrErs - 1.3%
Harley-Davidson, Inc.	6,267	$402,592
lEisUrE FAciliTiEs - 1.1%
Six Flags Entertainment Corp.	5,400	182,466
Life Time Fitness, Inc.*	3,039	156,417
Total Leisure Facilities		338,883
Total Common Stocks
(Cost $21,701,357)		30,216,808

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.9%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$261,498	261,498
Total Repurchase Agreement
(Cost $261,498)		261,498
SECURITIES LENDING COLLATERAL††,3 - 1.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	255,202	255,202
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	238,296	238,296
Total Securities Lending Collateral
(Cost $493,498)		493,498
Total Investments - 102.4%
(Cost $22,456,353)		$30,971,804
Other Assets & Liabilities, net - (2.4)%		(738,849)
Total Net Assets - 100.0%		$30,232,955

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

LEISURE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $479,246 of securities loaned
(cost $21,701,357)	$30,216,808
Repurchase agreements, at value
(cost $754,996)	754,996
Total investments
(cost $22,456,353)	30,971,804
Receivables:
Fund shares sold	243,578
Dividends	54,670
Foreign taxes reclaim	667
Interest	134
Total assets	31,270,853
Liabilities:
Payable for:
Upon return of securities loaned	493,498
Fund shares redeemed	484,532
Management fees	21,892
Transfer agent and administrative fees	6,439
Portfolio accounting fees	2,575
Distribution and service fees	2,467
Miscellaneous	26,495
Total liabilities	1,037,898
Net assets	$30,232,955
Net assets consist of:
Paid in capital	$26,096,665
Undistributed net investment income	249,409
Accumulated net realized loss on investments	(4,628,570)
Net unrealized appreciation on investments	8,515,451
Net assets	$30,232,955
Investor Class:
Net assets	$24,293,256
Capital shares outstanding	475,290
Net asset value per share	$51.11
Advisor Class:
Net assets	$3,166,085
Capital shares outstanding	67,163
Net asset value per share	$47.14
A-Class:
Net assets	$1,425,440
Capital shares outstanding	29,624
Net asset value per share	$48.12
Maximum offering price per share
(Net asset value divided by 95.25%)	$50.52
C-Class:
Net assets	$1,348,174
Capital shares outstanding	29,832
Net asset value per share	$45.19

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $3,140)	$272,097
Income from securities lending, net	1,133
Interest	12
Total investment income	273,242

Expenses:
Management fees	129,300
Transfer agent and administrative fees	38,029
Distribution and service fees:
Advisor Class	7,579
A-Class	2,265
C-Class	5,888
Portfolio accounting fees	15,211
Custodian fees	1,586
Trustees’ fees*	1,339
Line of credit fees	33
Miscellaneous	22,698
Total expenses	223,928
Net investment income	49,314

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,796,151
Net realized gain	1,796,151
Net change in unrealized appreciation (depreciation) on:
Investments	1,794,959
Net change in unrealized appreciation (depreciation)	1,794,959
Net realized and unrealized gain	3,591,110
Net increase in net assets resulting from operations	$3,640,424

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$49,314	$200,095
Net realized gain (loss) on investments	1,796,151	(1,458,372)
Net change in unrealized appreciation (depreciation) on investments	1,794,959	4,422,133
Net increase in net assets resulting from operations	3,640,424	3,163,856

Distributions to shareholders from:
Net investment income
Investor Class	—	(21,538)
Advisor Class	—	(1,404)
A-Class	—	(533)
C-Class	—	(670)
Total distributions to shareholders	—	(24,145)

Capital share transactions:
Proceeds from sale of shares
Investor Class	39,143,726	121,992,772
Advisor Class	6,607,190	1,469,892
A-Class	1,316,223	1,396,599
C-Class	841,447	999,420
Distributions reinvested
Investor Class	—	21,523
Advisor Class	—	1,397
A-Class	—	520
C-Class	—	625
Cost of shares redeemed
Investor Class	(39,742,323)	(115,360,323)
Advisor Class	(5,043,739)	(1,820,349)
A-Class	(1,546,133)	(584,020)
C-Class	(566,027)	(1,535,038)
Net increase from capital share transactions	1,010,364	6,583,018
Net increase in net assets	4,650,788	9,722,729

Net assets:
Beginning of period	25,582,167	15,859,438
End of period	$30,232,955	$25,582,167
Undistributed net investment income at end of period	$249,409	$200,095

Capital share activity:
Shares sold
Investor Class	796,198	3,272,413
Advisor Class	148,727	41,315
A-Class	30,080	36,502
C-Class	19,788	28,954
Shares issued from reinvestment of distributions
Investor Class	—	562
Advisor Class	—	39
A-Class	—	14
C-Class	—	18
Shares redeemed
Investor Class	(810,725)	(3,126,614)
Advisor Class	(111,430)	(51,650)
A-Class	(33,716)	(16,098)
C-Class	(13,189)	(46,312)
Net increase in shares	25,733	139,143

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended y	ear Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$44.93	$36.94	$33.50	$27.48	$15.40	$31.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.36	.17	(.02)	.03	.01
Net gain (loss) on investments (realized and unrealized)	6.07	7.66	3.27	6.04	12.05	(16.33)
Total from investment operations	6.18	8.02	3.44	6.02	12.08	(16.32)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$51.11	$44.93	$36.94	$33.50	$27.48	$15.40

Total Return[c]	13.75%	21.74%	10.27%	21.91%	78.44%	(51.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,293	$22,005	$12,687	$2,141	$13,186	$4,132
Ratios to average net assets:
Net investment income (loss)	0.44%	0.92%	0.49%	(0.07%)	0.13%	0.05%
Total expenses	1.37%	1.35%	1.35%	1.39%	1.37%	1.37%
Portfolio turnover rate	150%	517%	797%	963%	943%	1,529%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$41.54	$34.33	$31.29	$25.81	$14.53	$30.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.29	(.01)	(.16)	(.11)	(.03)
Net gain (loss) on investments (realized and unrealized)	5.63	6.95	3.05	5.64	11.39	(15.50)
Total from investment operations	5.60	7.24	3.04	5.48	11.28	(15.53)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$47.14	$41.54	$34.33	$31.29	$25.81	$14.53

Total Return[c]	13.48%	21.12%	9.72%	21.23%	77.63%	(51.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,166	$1,241	$1,379	$582	$1,111	$373
Ratios to average net assets:
Net investment income (loss)	(0.14%)	0.80%	(0.03%)	(0.61%)	(0.56%)	(0.11%)
Total expenses	1.87%	1.85%	1.86%	1.89%	1.88%	1.88%
Portfolio turnover rate	150%	517%	797%	963%	943%	1,529%

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$42.35	$34.91	$31.75	$26.13	$14.67	$30.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.29	.07	(.05)	.17	(.04)
Net gain (loss) on investments (realized and unrealized)	5.75	7.18	3.09	5.67	11.29	(15.59)
Total from investment operations	5.77	7.47	3.16	5.62	11.46	(15.63)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$48.12	$42.35	$34.91	$31.75	$26.13	$14.67

Total Return[c]	13.62%	21.42%	9.95%	21.51%	78.12%	(51.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,425	$1,409	$448	$1,157	$489	$25
Ratios to average net assets:
Net investment income (loss)	0.10%	0.80%	0.23%	(0.18%)	0.74%	(0.16%)
Total expenses	1.62%	1.60%	1.60%	1.63%	1.63%	1.63%
Portfolio turnover rate	150%	517%	797%	963%	943%	1,529%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$39.92	$33.16	$30.36	$25.19	$14.26	$29.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	.01	(.15)	(.30)	(.22)	(.18)
Net gain (loss) on investments (realized and unrealized)	5.39	6.78	2.95	5.47	11.15	(15.22)
Total from investment operations	5.27	6.79	2.80	5.17	10.93	(15.40)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$45.19	$39.92	$33.16	$30.36	$25.19	$14.26

Total Return[c]	13.20%	20.54%	9.19%	20.52%	76.65%	(51.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,348	$928	$1,345	$828	$929	$123
Ratios to average net assets:
Net investment income (loss)	(0.58%)	0.03%	(0.50%)	(1.13%)	(1.01%)	(0.78%)
Total expenses	2.37%	2.35%	2.35%	2.39%	2.38%	2.38%
Portfolio turnover rate	150%	517%	797%	963%	943%	1,529%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

FUND PROFILE (Unaudited)	September 30, 2013

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	9.6%
Barrick Gold Corp.	7.4%
Newmont Mining Corp.	7.2%
Goldcorp, Inc.	6.5%
Silver Wheaton Corp.	4.8%
Randgold Resources Ltd. ADR	3.7%
Kinross Gold Corp.	3.6%
AngloGold Ashanti Ltd. ADR	3.5%
Southern Copper Corp.	3.4%
Agnico Eagle Mines Ltd.	3.4%
Top Ten Total	53.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 99.6%

GOLD - 67.6%
Barrick Gold Corp.	260,424	$4,849,094
Newmont Mining Corp.	168,997	4,748,816
Goldcorp, Inc.	162,710	4,232,087
Randgold Resources Ltd. ADR	33,836	2,420,289
Kinross Gold Corp.	470,523	2,376,141
AngloGold Ashanti Ltd. ADR	171,859	2,282,288
Agnico Eagle Mines Ltd.	84,922	2,247,885
Yamana Gold, Inc.[1]	211,719	2,201,878
Royal Gold, Inc.	42,229	2,054,863
Eldorado Gold Corp.	290,786	1,951,174
Gold Fields Ltd. ADR	394,457	1,802,668
Cia de Minas Buenaventura SAA ADR	146,670	1,717,506
New Gold, Inc.*	262,440	1,569,391
IAMGOLD Corp.	307,665	1,461,409
Harmony Gold Mining Company Ltd. ADR	349,516	1,181,364
AuRico Gold, Inc.	304,939	1,161,818
Allied Nevada Gold Corp.*,1	243,976	1,019,820
Franco-Nevada Corp.[1]	21,326	965,215
B2Gold Corp.*	333,674	827,512
Gold Resource Corp.[1]	121,205	803,589
Seabridge Gold, Inc.*,1	72,966	763,224
Novagold Resources, Inc.*,1	280,462	650,672
Pretium Resources, Inc.*	47,728	328,846
Alamos Gold, Inc.	11,529	179,045
Newcrest Mining Ltd. ADR	16,142	173,785
Detour Gold Corp.*	19,022	160,926
Golden Star Resources Ltd.*,1	396,900	158,760
Total Gold		44,290,065
PRECIOUS METALS & MINERALS - 19.0%
Silver Wheaton Corp.	126,617	3,136,304
Pan American Silver Corp.	157,146	1,657,890
Coeur Mining, Inc.*	121,158	1,459,954
Stillwater Mining Co.*	125,643	1,383,329
Hecla Mining Co.	390,376	1,225,781
Silver Standard Resources, Inc.*	169,842	1,044,528
First Majestic Silver Corp.*	80,241	951,658
Endeavour Silver Corp.*	149,346	642,188
McEwen Mining, Inc.*,1	174,956	419,894
Dominion Diamond Corp.*	27,722	337,931
Tahoe Resources, Inc.*	10,853	194,486
Total Precious Metals & Minerals		12,453,943
DIVERSIFIED METALS & MINING - 13.0%
Freeport-McMoRan Copper & Gold, Inc.	190,355	6,296,944
Southern Copper Corp.	82,805	2,255,608
Total Diversified Metals & Mining		8,552,552
Total Common Stocks
(Cost $42,808,794)		65,296,560

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$476,345	476,345
Total Repurchase Agreement
(Cost $476,345)		476,345

SECURITIES LENDING COLLATERAL††,3 - 7.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	2,487,217	2,487,217
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	2,322,463	2,322,463
Total Securities Lending Collateral
(Cost $4,809,680)		4,809,680
Total Investments - 107.6%
(Cost $48,094,819)		$70,582,585
Other Assets & Liabilities, net - (7.6)%		(4,970,403)
Total Net Assets - 100.0%		$65,612,182

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $4,364,146 of securities loaned
(cost $42,808,794)	$65,296,560
Repurchase agreements, at value
(cost $5,286,025)	5,286,025
Total investments
(cost $48,094,819)	70,582,585
Receivables:
Securities sold	1,513,622
Fund shares sold	81,243
Dividends	12,333
Interest	2,368
Total assets	72,192,151
Liabilities:
Payable for:
Upon return of securities loaned	4,809,680
Fund shares redeemed	1,648,884
Management fees	40,922
Transfer agent and administrative fees	13,641
Distribution and service fees	11,818
Portfolio accounting fees	5,456
Miscellaneous	49,568
Total liabilities	6,579,969
Net assets	$65,612,182
Net assets consist of:
Paid in capital	$88,702,110
Undistributed net investment income	849,853
Accumulated net realized loss on investments	(46,427,545)
Net unrealized appreciation on investments	22,487,764
Net assets	$65,612,182
Investor Class:
Net assets	$45,961,867
Capital shares outstanding	1,265,532
Net asset value per share	$36.32
Advisor Class:
Net assets	$5,797,022
Capital shares outstanding	167,981
Net asset value per share	$34.51
A-Class:
Net assets	$3,596,615
Capital shares outstanding	101,820
Net asset value per share	$35.32
Maximum offering price per share
(Net asset value divided by 95.25%)	$37.08
C-Class:
Net assets	$10,256,678
Capital shares outstanding	320,585
Net asset value per share	$31.99

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $62,636)	$1,153,631
Income from securities lending, net	22,191
Interest	40
Total investment income	1,175,862

Expenses:
Management fees	318,329
Transfer agent and administrative fees	106,110
Distribution and service fees:
Advisor Class	12,532
A-Class	5,190
C-Class	61,751
Portfolio accounting fees	42,441
Registration fees	34,357
Trustees’ fees*	6,982
Custodian fees	3,693
Line of credit fees	117
Miscellaneous	26,417
Total expenses	617,919
Net investment income	557,943

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(19,440,378)
Foreign currency	(97)
Net realized loss	(19,440,475)
Net change in unrealized appreciation (depreciation) on:
Investments	(19,432,322)
Foreign currency	(2)
Net change in unrealized appreciation (depreciation)	(19,432,324)
Net realized and unrealized loss	(38,872,799)
Net decrease in net assets resulting from operations	$(38,314,856)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$557,943	$472,985
Net realized loss on investments	(19,440,475)	(2,819,942)
Net change in unrealized appreciation (depreciation) on investments	(19,432,324)	(17,844,799)
Net decrease in net assets resulting from operations	(38,314,856)	(20,191,756)

Distributions to shareholders from:
Net investment income
Investor Class	—	(192,477)
Advisor Class	—	(8,168)
A-Class	—	(15,320)
C-Class	—	(41,649)
Net realized gains
Investor Class	—	(4,128,966)
Advisor Class	—	(175,216)
A-Class	—	(328,641)
C-Class	—	(893,443)
Total distributions to shareholders	—	(5,783,880)

Capital share transactions:
Proceeds from sale of shares
Investor Class	182,660,930	366,675,941
Advisor Class	33,213,487	66,385,396
A-Class	879,533	10,420,356
C-Class	16,050,781	55,350,011
Distributions reinvested
Investor Class	—	4,213,393
Advisor Class	—	181,989
A-Class	—	258,731
C-Class	—	916,449
Cost of shares redeemed
Investor Class	(178,423,446)	(362,487,037)
Advisor Class	(29,032,286)	(71,618,028)
A-Class	(1,557,409)	(9,211,579)
C-Class	(18,993,889)	(58,172,115)
Net increase from capital share transactions	4,797,701	2,913,507
Net decrease in net assets	(33,517,155)	(23,062,129)

Net assets:
Beginning of period	99,129,337	122,191,466
End of period	$65,612,182	$99,129,337
Undistributed net investment income at end of period	$849,853	$291,910

Capital share activity:
Shares sold
Investor Class	4,480,029	5,958,091
Advisor Class	883,417	1,151,300
A-Class	23,231	174,830
C-Class	455,961	1,016,646
Shares issued from reinvestment of distributions
Investor Class	—	65,701
Advisor Class	—	2,974
A-Class	—	4,140
C-Class	—	16,087
Shares redeemed
Investor Class	(4,596,553)	(5,853,272)
Advisor Class	(779,434)	(1,242,772)
A-Class	(40,491)	(159,753)
C-Class	(542,367)	(1,075,323)
Net increase (decrease) in shares	(116,207)	58,649

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$51.65	$65.73	$86.74	$61.73	$46.36	$69.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.34	(.02)	(.28)	(.44)	(.23)
Net gain (loss) on investments (realized and unrealized)	(15.64)	(12.12)	(20.70)	25.32	15.96	(23.30)
Total from investment operations	(15.33)	(11.78)	(20.72)	25.04	15.52	(23.53)
Less distributions from:
Net investment income	—	(.10)	(.29)	(.03)	—	—
Net realized gains	—	(2.20)	—	—	(.08)	—
Return of capital	—	—	—	—	(.07)	—
Total distributions	—	(2.30)	(.29)	(.03)	(.15)	—
Net asset value, end of period	$36.32	$51.65	$65.73	$86.74	$61.73	$46.36

Total Return[c]	(29.68%)	(18.60%)	(23.91%)	40.57%	33.44%	(33.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,962	$71,386	$79,637	$141,798	$113,546	$160,759
Ratios to average net assets:
Net investment income (loss)	1.56%	0.55%	(0.03%)	(0.37%)	(0.76%)	(0.48%)
Total expenses	1.27%	1.25%	1.26%	1.28%	1.28%	1.28%
Portfolio turnover rate	159%	206%	235%	322%	383%	245%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$49.20	$63.02	$83.59	$59.79	$45.12	$68.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	(.02)	(.44)	(.61)	(.79)	(.50)
Net gain (loss) on investments (realized and unrealized)	(14.87)	(11.50)	(19.84)	24.44	15.61	(22.74)
Total from investment operations	(14.69)	(11.52)	(20.28)	23.83	14.82	(23.24)
Less distributions from:
Net investment income	—	(.10)	(.29)	(.03)	—	—
Net realized gains	—	(2.20)	—	—	(.08)	—
Return of capital	—	—	—	—	(.07)	—
Total distributions	—	(2.30)	(.29)	(.03)	(.15)	—
Net asset value, end of period	$34.51	$49.20	$63.02	$83.59	$59.79	$45.12

Total Return[c]	(29.86%)	(18.99%)	(24.29%)	39.87%	32.81%	(34.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,797	$3,148	$9,610	$30,418	$18,677	$12,056
Ratios to average net assets:
Net investment income (loss)	0.97%	(0.04%)	(0.59%)	(0.86%)	(1.35%)	(1.02%)
Total expenses	1.77%	1.75%	1.76%	1.78%	1.77%	1.77%
Portfolio turnover rate	159%	206%	235%	322%	383%	245%

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$50.28	$64.21	$84.97	$60.63	$45.64	$68.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.21	(.22)	(.45)	(.59)	(.36)
Net gain (loss) on investments (realized and unrealized)	(15.16)	(11.84)	(20.25)	24.82	15.73	(22.96)
Total from investment operations	(14.96)	(11.63)	(20.47)	24.37	15.14	(23.32)
Less distributions from:
Net investment income	—	(.10)	(.29)	(.03)	—	—
Net realized gains	—	(2.20)	—	—	(.08)	—
Return of capital	—	—	—	—	(.07)	—
Total distributions	—	(2.30)	(.29)	(.03)	(.15)	—
Net asset value, end of period	$35.32	$50.28	$64.21	$84.97	$60.63	$45.64

Total Return[c]	(29.75%)	(18.80%)	(24.13%)	40.21%	33.14%	(33.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,597	$5,988	$6,412	$14,919	$8,422	$8,484
Ratios to average net assets:
Net investment income (loss)	1.06%	0.35%	(0.30%)	(0.63%)	(1.04%)	(0.71%)
Total expenses	1.52%	1.50%	1.51%	1.53%	1.52%	1.53%
Portfolio turnover rate	159%	206%	235%	322%	383%	245%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$45.72	$59.02	$78.70	$56.58	$42.92	$65.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.23)	(.72)	(.94)	(.97)	(.68)
Net gain (loss) on investments (realized and unrealized)	(13.78)	(10.77)	(18.67)	23.09	14.78	(21.78)
Total from investment operations	(13.73)	(11.00)	(19.39)	22.15	13.81	(22.46)
Less distributions from:
Net investment income	—	(.10)	(.29)	(.03)	—	—
Net realized gains	—	(2.20)	—	—	(.08)	—
Return of capital	—	—	—	—	(.07)	—
Total distributions	—	(2.30)	(.29)	(.03)	(.15)	—
Net asset value, end of period	$31.99	$45.72	$59.02	$78.70	$56.58	$42.92

Total Return[c]	(30.03%)	(19.39%)	(24.68%)	39.18%	32.14%	(34.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,257	$18,608	$26,533	$39,650	$23,483	$20,452
Ratios to average net assets:
Net investment income (loss)	0.30%	(0.42%)	(1.04%)	(1.37%)	(1.81%)	(1.43%)
Total expenses	2.27%	2.25%	2.26%	2.28%	2.28%	2.27%
Portfolio turnover rate	159%	206%	235%	322%	383%	245%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

FUND PROFILE (Unaudited)	September 30, 2013

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.7%
American Tower Corp. — Class A	2.2%
Public Storage	2.1%
Equity Residential	1.7%
Prologis, Inc.	1.7%
General Growth Properties, Inc.	1.7%
HCP, Inc.	1.7%
Ventas, Inc.	1.7%
Health Care REIT, Inc.	1.7%
Weyerhaeuser Co.	1.6%
Top Ten Total	18.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

REAL ESTATE INVESTMENT TRUSTS (REITs) - 91.4%
Specialized REITs - 27.5%
American Tower Corp. — Class A	3,562	$264,050
Public Storage	1,533	246,123
HCP, Inc.	4,915	201,269
Ventas, Inc.	3,230	198,645
Health Care REIT, Inc.	3,154	196,747
Weyerhaeuser Co.	6,839	195,801
Host Hotels & Resorts, Inc.	9,727	171,876
Plum Creek Timber Company, Inc.	2,762	129,344
Rayonier, Inc.	2,268	126,214
Extra Space Storage, Inc.	2,317	106,003
Senior Housing Properties Trust	4,311	100,619
Corrections Corporation of America	2,798	96,671
Hospitality Properties Trust	3,350	94,805
Omega Healthcare Investors, Inc.	2,978	88,953
RLJ Lodging Trust	3,460	81,275
LaSalle Hotel Properties	2,806	80,027
Geo Group, Inc.	2,310	76,808
CubeSmart	4,170	74,393
Sovran Self Storage, Inc.	968	73,258
Healthcare Realty Trust, Inc.	3,123	72,173
Healthcare Trust of America, Inc. — Class A	6,851	72,073
EPR Properties	1,469	71,599
Sunstone Hotel Investors, Inc.	5,391	68,681
DiamondRock Hospitality Co.	6,423	68,533
Medical Properties Trust, Inc.	5,419	65,949
Pebblebrook Hotel Trust	2,250	64,598
Strategic Hotels & Resorts, Inc.*	7,290	63,277
Ryman Hospitality Properties, Inc.	1,810	62,463
Potlatch Corp.	1,519	60,274
Total Specialized REITs		3,272,501
RETAIL REITs - 18.0%
Simon Property Group, Inc.	2,161	320,324
General Growth Properties, Inc.	10,588	204,242
Kimco Realty Corp.	6,721	135,630
Realty Income Corp.	3,385	134,554
Macerich Co.	2,340	132,070
Federal Realty Investment Trust	1,205	122,247
Cole Real Estate Investment, Inc.	9,520	116,715
DDR Corp.	6,767	106,310
Taubman Centers, Inc.	1,469	98,878
Regency Centers Corp.	2,045	98,876
National Retail Properties, Inc.	3,023	96,192
Weingarten Realty Investors	3,053	89,544
Tanger Factory Outlet Centers	2,596	84,759
CBL & Associates Properties, Inc.	4,357	83,219
Retail Properties of America, Inc. — Class A	6,010	82,638
Equity One, Inc.	3,503	76,576
Acadia Realty Trust	2,260	55,777
Glimcher Realty Trust	5,683	55,409
Pennsylvania Real Estate Investment Trust	2,770	51,799
Total Retail REITs		2,145,759

RESIDENTIAL REITs - 13.0%
Equity Residential	3,889	208,333
AvalonBay Communities, Inc.	1,495	190,000
UDR, Inc.	4,878	115,609
Essex Property Trust, Inc.	760	112,252
Camden Property Trust	1,730	106,291
BRE Properties, Inc.	1,875	95,175
Apartment Investment &
Management Co. — Class A	3,384	94,549
American Campus Communities, Inc.	2,593	88,551
Home Properties, Inc.	1,489	85,990
Equity Lifestyle Properties, Inc.	2,322	79,343
Mid-America Apartment Communities, Inc.	1,254	78,375
Post Properties, Inc.	1,663	74,868
Colonial Properties Trust	3,011	67,717
Sun Communities, Inc.	1,360	57,963
Education Realty Trust, Inc.	5,290	48,139
Associated Estates Realty Corp.	2,760	41,152
Total Residential REITs		1,544,307
OFFICE REITs - 11.5%
Boston Properties, Inc.	1,766	188,786
SL Green Realty Corp.	1,536	136,458
Digital Realty Trust, Inc.	2,288	121,493
Alexandria Real Estate Equities, Inc.	1,551	99,031
Kilroy Realty Corp.	1,866	93,207
BioMed Realty Trust, Inc.	4,810	89,418
Douglas Emmett, Inc.	3,760	88,247
Highwoods Properties, Inc.	2,380	84,038
Piedmont Office Realty
Trust, Inc. — Class A	4,626	80,307
CommonWealth REIT	3,502	76,729
Brandywine Realty Trust	5,129	67,600
Mack-Cali Realty Corp.	3,045	66,807
Corporate Office Properties Trust	2,854	65,927
DuPont Fabros Technology, Inc.	2,369	61,049
Government Properties Income Trust	2,320	55,518
Total Office REITs		1,374,615
MORTGAGE REITs - 10.8%
Annaly Capital Management, Inc.	13,423	155,439
American Capital Agency Corp.	6,303	142,259
Starwood Property Trust, Inc.	4,342	104,078
Two Harbors Investment Corp.	9,190	89,235
MFA Financial, Inc.	10,572	78,761
NorthStar Realty Finance Corp.	7,630	70,806
Invesco Mortgage Capital, Inc.	4,419	68,008
Hatteras Financial Corp.	3,407	63,745
Newcastle Investment Corp.	10,960	61,595
PennyMac Mortgage Investment Trust	2,710	61,463
Redwood Trust, Inc.	3,090	60,842
New Residential Investment Corp.	9,190	60,838
ARMOUR Residential REIT, Inc.	14,330	60,186
CYS Investments, Inc.	6,846	55,658
Colony Financial, Inc.	2,760	55,145
American Capital Mortgage Investment Corp.	2,540	50,190
iStar Financial, Inc.*	4,090	49,244
Total Mortgage REITs		1,287,492

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
REAL ESTATE FUND

	Shares	Value

DIVERSIFIED REITs - 7.2%
Vornado Realty Trust	2,211	$185,856
Liberty Property Trust	2,976	105,946
Duke Realty Corp.	6,713	103,649
WP Carey, Inc.	1,582	102,355
Spirit Realty Capital, Inc.	9,505	87,256
Lexington Realty Trust	6,623	74,376
American Realty Capital Properties, Inc.	5,890	71,858
Cousins Properties, Inc.	6,420	66,062
Washington Real Estate Investment Trust	2,450	61,912
Total Diversified REITs		859,270
INDUSTRIAL REITs - 3.4%
Prologis, Inc.	5,449	204,992
DCT Industrial Trust, Inc.	10,100	72,619
EastGroup Properties, Inc.	1,091	64,598
First Industrial Realty Trust, Inc.	3,960	64,429
Total Industrial REITs		406,638
Total Real Estate Investment Trusts (REITs)		10,890,582
REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.2%
Real Estate services - 3.8%
CBRE Group, Inc. — Class A*	5,740	132,766
Realogy Holdings Corp.*	2,744	118,047
Altisource Portfolio Solutions S.A.*	732	102,487
Jones Lang LaSalle, Inc.	1,073	93,673
Total Real Estate services		446,973
REAL ESTATE OPERATING COMPANIES - 2.1%
Brookfield Office Properties, Inc.	8,266	157,632
Forest City Enterprises, Inc. — Class A*	4,872	92,276
Total Real Estate Operating Companies		249,908
DIVERSIFIED REAL ESTATE ACTIVITIES - 1.4%
Brookfield Asset Management,
Inc. — Class A	2,890	108,086
St. Joe Co.*	3,248	63,726
Total Diversified Real Estate Activities		171,812
REAL ESTATE DEVELOPMENT - 0.9%
Howard Hughes Corp.*	933	104,841
Total Real Estate Management & Development		973,534
Total Common stocks
(Cost $8,815,993)		11,864,116

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$18,159	18,159
Total Repurchase Agreement
(Cost $18,159)		18,159
Total Investments - 99.8%
(Cost $8,834,152)		$11,882,275
Other Assets & Liabilities, net - 0.2%		26,744
Total Net Assets - 100.0%		$11,909,019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

REIT — Real Estate Investment Trust

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $8,815,993)	$11,864,116
Repurchase agreements, at value
(cost $18,159)	18,159
Total investments
(cost $8,834,152)	11,882,275
Cash	692
Receivables:
Securities sold	1,436,318
Dividends	66,394
Fund shares sold	11,197
Total assets	13,396,876
Liabilities:
Payable for:
Fund shares redeemed	1,463,329
Management fees	5,812
Distribution and service fees	2,647
Transfer agent and administrative fees	1,710
Portfolio accounting fees	684
Miscellaneous	13,675
Total liabilities	1,487,857
Net assets	$11,909,019
Net assets consist of:
Paid in capital	$25,500,102
Undistributed net investment income	368,243
Accumulated net realized loss on investments	(17,007,449)
Net unrealized appreciation on investments	3,048,123
Net assets	$11,909,019
A-Class:
Net assets	$5,070,720
Capital shares outstanding	156,052
Net asset value per share	$32.49
Maximum offering price per share
(Net asset value divided by 95.25%)	$34.11
C-Class:
Net assets	$1,433,381
Capital shares outstanding	47,812
Net asset value per share	$29.98
H-Class:
Net assets	$5,404,918
Capital shares outstanding	166,645
Net asset value per share	$32.43

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,515)	$297,380
Income from securities lending, net	2,023
Interest	6
Total investment income	299,409

Expenses:
Management fees	81,446
Transfer agent and administrative fees	23,954
Distribution and service fees:
A-Class	4,752
C-Class	12,252
H-Class	16,140
Portfolio accounting fees	9,582
Tax expense	4,750
Trustees’ fees*	1,583
Custodian fees	857
Line of credit fees	129
Miscellaneous	14,087
Total expenses	169,532
Net investment income	129,877

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,855,763
Net realized gain	2,855,763
Net change in unrealized appreciation
(depreciation) on:
Investments	(3,954,438)
Net change in unrealized appreciation
(depreciation)	(3,954,438)
Net realized and unrealized loss	(1,098,675)
Net decrease in net assets resulting from operations	$(968,798)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$129,877	$447,384
Net realized gain (loss) on investments	2,855,763	(718,672)
Net change in unrealized appreciation (depreciation) on investments	(3,954,438)	855,154
Net increase (decrease) in net assets resulting from operations	(968,798)	583,866

Distributions to shareholders from:
Net investment income
A-Class	—	(18,360)
C-Class	—	(59,353)
H-Class	—	(292,727)
Total distributions to shareholders	—	(370,440)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,567,823	58,943,343
C-Class	14,932,326	43,646,934
H-Class	85,661,954	191,827,597
Distributions reinvested
A-Class	—	16,977
C-Class	—	57,394
H-Class	—	290,464
Cost of shares redeemed
A-Class	(13,128,801)	(48,200,407)
C-Class	(16,194,004)	(42,855,707)
H-Class	(89,639,828)	(195,933,585)
Net increase (decrease) from capital share transactions	(12,800,530)	7,793,010
Net increase (decrease) in net assets	(13,769,328)	8,006,436

Net assets:
Beginning of period	25,678,347	17,671,911
End of period	$11,909,019	$25,678,347
Undistributed net investment income at end of period	$368,243	$238,366

Capital share activity:
Shares sold
A-Class	167,486	1,864,738
C-Class	474,323	1,492,700
H-Class	2,471,621	6,095,718
Shares issued from reinvestment of distributions
A-Class	—	557
C-Class	—	2,027
H-Class	—	9,539
Shares redeemed
A-Class	(374,341)	(1,580,487)
C-Class	(517,761)	(1,467,018)
H-Class	(2,603,825)	(6,253,367)
Net increase (decrease) in shares	(382,497)	164,407

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$34.43	$30.27	$29.06	$24.24	$12.83	$32.42
Income (loss) from investment operations:
Net investment income[b]	.38	.58	.45	.27	.44	.74
Net gain (loss) on investments (realized and unrealized)	(2.32)	4.18	1.07	5.17	11.11	(19.43)
Total from investment operations	(1.94)	4.76	1.52	5.44	11.55	(18.69)
Less distributions from:
Net investment income	—	(.60)	(.31)	(.62)	(.14)	(.90)
Total distributions	—	(.60)	(.31)	(.62)	(.14)	(.90)
Net asset value, end of period	$32.49	$34.43	$30.27	$29.06	$24.24	$12.83

Total Return[c]	(5.63%)	16.03%	5.42%	22.72%	90.16%	(58.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,071	$12,495	$2,364	$3,991	$4,303	$1,554
Ratios to average net assets:
Net investment income	2.20%	1.82%	1.59%	1.07%	2.15%	2.81%
Total expenses	1.70%	1.61%	1.61%	1.63%	1.65%	1.68%
Portfolio turnover rate	408%	699%	974%	485%	1,520%	780%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$31.89	$28.29	$27.41	$23.11	$12.33	$31.44
Income (loss) from investment operations:
Net investment income[b]	.18	.27	.22	.10	.40	.66
Net gain (loss) on investments (realized and unrealized)	(2.09)	3.93	.97	4.82	10.52	(18.87)
Total from investment operations	(1.91)	4.20	1.19	4.92	10.92	(18.21)
Less distributions from:
Net investment income	—	(.60)	(.31)	(.62)	(.14)	(.90)
Total distributions	—	(.60)	(.31)	(.62)	(.14)	(.90)
Net asset value, end of period	$29.98	$31.89	$28.29	$27.41	$23.11	$12.33

Total Return[c]	(5.99%)	15.12%	4.57%	21.58%	88.70%	(58.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,433	$2,910	$1,798	$2,356	$2,143	$1,075
Ratios to average net assets:
Net investment income	1.12%	0.92%	0.83%	0.42%	2.06%	2.62%
Total expenses	2.40%	2.35%	2.36%	2.39%	2.41%	2.42%
Portfolio turnover rate	408%	699%	974%	485%	1,520%	780%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$34.38	$30.23	$29.02	$24.22	$12.82	$32.40
Income (loss) from investment operations:
Net investment income[b]	.20	.46	.42	.29	.50	.61
Net gain (loss) on investments (realized and unrealized)	(2.15)	4.29	1.10	5.13	11.04	(19.29)
Total from investment operations	(1.95)	4.75	1.52	5.42	11.54	(18.68)
Less distributions from:
Net investment income	—	(.60)	(.31)	(.62)	(.14)	(.90)
Total distributions	—	(.60)	(.31)	(.62)	(.14)	(.90)
Net asset value, end of period	$32.43	$34.38	$30.23	$29.02	$24.22	$12.82

Total Return[c]	(5.62%)	15.95%	5.42%	22.70%	90.15%	(58.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,405	$10,273	$13,511	$22,045	$34,926	$1,757
Ratios to average net assets:
Net investment income	1.15%	1.45%	1.48%	1.13%	2.41%	2.14%
Total expenses	1.67%	1.60%	1.61%	1.63%	1.68%	1.64%
Portfolio turnover rate	408%	699%	974%	485%	1,520%	780%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	5.7%
Amazon.com, Inc.	4.5%
Home Depot, Inc.	3.8%
CVS Caremark Corp.	3.1%
Priceline.com, Inc.	2.9%
Costco Wholesale Corp.	2.6%
Lowe’s Companies, Inc.	2.6%
Walgreen Co.	2.6%
Target Corp.	2.4%
TJX Companies, Inc.	2.3%
Top Ten Total	32.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 100.3%

APPAREL RETAIL - 17.1%
TJX Companies, Inc.	10,122	$570,779
The Gap, Inc.	9,639	388,259
L Brands, Inc.	6,247	381,692
Ross Stores, Inc.	4,980	362,544
Urban Outfitters, Inc.*	5,759	211,758
Foot Locker, Inc.	6,113	207,475
DSW, Inc. — Class A	2,135	182,158
Ascena Retail Group, Inc.*	8,786	175,105
Buckle, Inc.	2,733	147,719
Chico’s FAS, Inc.	8,666	144,376
Abercrombie & Fitch Co. — Class A	4,076	144,168
American Eagle Outfitters, Inc.	10,290	143,957
Guess?, Inc.	4,740	141,489
Express, Inc.*	5,330	125,735
Men’s Wearhouse, Inc.	3,523	119,958
ANN, Inc.*	3,232	117,063
Genesco, Inc.*	1,761	115,486
Children’s Place Retail Stores, Inc.*	1,798	104,032
Finish Line, Inc. — Class A	4,156	103,360
Jos. A. Bank Clothiers, Inc.*	2,273	99,921
Francesca’s Holdings Corp.*	4,400	82,016
Aeropostale, Inc.*	7,685	72,239
Total Apparel Retail		4,141,289
INTERNET RETAIL - 15.2%
Amazon.com, Inc.*	3,477	1,087,048
Priceline.com, Inc.*	708	715,753
Netflix, Inc.*	1,361	420,835
TripAdvisor, Inc.*	4,065	308,290
Ctrip.com International Ltd. ADR*	4,710	275,205
Expedia, Inc.	4,575	236,939
Groupon, Inc. — Class A*	20,509	229,906
Vipshop Holdings Ltd. ADR*	2,520	143,136
HomeAway, Inc.*	4,780	133,840
Shutterfly, Inc.*	2,340	130,759
Total Internet Retail		3,681,711
SPECIALTY STORES - 11.3%
Tractor Supply Co.	4,242	284,934
Staples, Inc.	19,375	283,844
Tiffany & Co.	3,683	282,191
PetSmart, Inc.	3,432	261,724
Ulta Salon Cosmetics & Fragrance, Inc.*	1,975	235,934
Dick’s Sporting Goods, Inc.	4,347	232,043
GNC Holdings, Inc. — Class A	3,930	214,696
Cabela’s, Inc.*	3,054	192,494
Sally Beauty Holdings, Inc.*	7,056	184,585
Signet Jewelers Ltd.	2,528	181,131
Vitamin Shoppe, Inc.*	2,521	110,294
Hibbett Sports, Inc.*	1,950	109,493
OfficeMax, Inc.	8,100	103,599
Barnes & Noble, Inc.*	6,200	80,228
Total Specialty Stores		2,757,190
HYPERMARKETS & SUPER CENTERS - 9.0%
Wal-Mart Stores, Inc.	18,780	1,388,969
Costco Wholesale Corp.	5,567	640,873
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	3,462	159,321
Total Hypermarkets & Super Centers		2,189,163
AUTOMOTIVE RETAIL - 8.9%
AutoZone, Inc.*	910	384,684
O’Reilly Automotive, Inc.*	2,703	344,876
CarMax, Inc.*	6,097	295,522
Advance Auto Parts, Inc.	2,781	229,933
AutoNation, Inc.*	4,334	226,105
Penske Automotive Group, Inc.	4,150	177,330
CST Brands, Inc.	4,650	138,570
Murphy USA, Inc.*	3,160	127,632
Lithia Motors, Inc. — Class A	1,720	125,491
Group 1 Automotive, Inc.	1,587	123,278
Total Automotive Retail		2,173,421
HOME IMPROVEMENT RETAIL - 7.0%
Home Depot, Inc.	12,213	926,356
Lowe’s Companies, Inc.	13,245	630,594
Lumber Liquidators Holdings, Inc.*	1,410	150,377
Total Home Improvement Retail		1,707,327
GENERAL MERCHANDISE STORES - 6.8%
Target Corp.	8,984	574,797
Dollar General Corp.*	6,791	383,420
Dollar Tree, Inc.*	5,520	315,523
Family Dollar Stores, Inc.	3,570	257,111
Big Lots, Inc.*	3,588	133,079
Total General Merchandise Stores		1,663,930
DEPARTMENT STORES - 6.6%
Macy’s, Inc.	8,228	356,026
Kohl’s Corp.	5,849	302,686
Nordstrom, Inc.	5,351	300,726
Sears Holdings Corp.*,1	3,980	237,367
Dillard’s, Inc. — Class A	2,149	168,267
Saks, Inc.*	8,980	143,141
JC Penney Company, Inc.*,1	12,299	108,477
Total Department Stores		1,616,690
DRUG RETAIL - 5.7%
CVS Caremark Corp.	13,187	748,362
Walgreen Co.	11,696	629,245
Total Drug Retail		1,377,607
HOMEFURNISHING RETAIL - 4.5%
Bed Bath & Beyond, Inc.*	4,838	374,267
Williams-Sonoma, Inc.	3,758	211,200
Restoration Hardware Holdings, Inc.*	2,350	148,873
Pier 1 Imports, Inc.	7,018	136,991
Aaron’s, Inc.	4,677	129,553
Select Comfort Corp.*	4,337	105,606
Total Homefurnishing Retail		1,106,490

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
RETAILING FUND

	Shares	Value

COMPUTER & ELECTRONICS RETAIL - 3.2%
Best Buy Company, Inc.	8,465	$317,438
GameStop Corp. — Class A	4,285	212,750
Rent-A-Center, Inc. — Class A	3,456	131,674
Conn’s, Inc.*	2,480	124,099
Total Computer & Electronics Retail		785,961
DISTRIBUTORS - 3.1%
Genuine Parts Co.	3,983	322,185
LKQ Corp.*	8,840	281,642
Pool Corp.	2,540	142,570
Total Distributors		746,397
CATALOG RETAIL - 1.9%
Liberty Interactive Corp. — Class A*	13,413	314,803
HSN, Inc.	2,930	157,107
Total Catalog Retail		471,910
Total Common stocks
(Cost $15,829,359)		24,419,086

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$67,219	67,219
Total Repurchase Agreement
(Cost $67,219)		67,219
SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	129,988	129,988
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	121,377	121,377
Total Securities Lending Collateral
(Cost $251,365)		251,365
Total Investments - 101.6%
(Cost $16,147,943)		$24,737,670
Other Assets & Liabilities, net - (1.6)%		(378,011)
Total Net Assets - 100.0%		$24,359,659

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

RETAILING FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $246,252 of
securities loaned
(cost $15,829,359)	$24,419,086
Repurchase agreements, at value
(cost $318,584)	318,584
Total investments
(cost $16,147,943)	24,737,670
Receivables:
Securities sold	625,847
Fund shares sold	20,889
Dividends	14,497
Interest	571
Total assets	25,399,474
Liabilities:
Payable for:
Fund shares redeemed	745,562
Upon return of securities loaned	251,365
Management fees	16,278
Transfer agent and administrative fees	4,788
Distribution and service fees	4,008
Portfolio accounting fees	1,915
Miscellaneous	15,899
Total liabilities	1,039,815
Net assets	$24,359,659
Net assets consist of:
Paid in capital	$23,762,968
Accumulated net investment loss	(20,754)
Accumulated net realized loss on investments	(7,972,282)
Net unrealized appreciation on investments	8,589,727
Net assets	$24,359,659
Investor Class:
Net assets	$16,021,075
Capital shares outstanding	716,978
Net asset value per share	$22.35
Advisor Class:
Net assets	$3,999,493
Capital shares outstanding	190,938
Net asset value per share	$20.95
A-Class:
Net assets	$1,657,569
Capital shares outstanding	77,601
Net asset value per share	$21.36
Maximum offering price per share
(Net asset value divided by 95.25%)	$22.43
C-Class:
Net assets	$2,681,522
Capital shares outstanding	136,102
Net asset value per share	$19.70

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $158)	$177,534
Income from securities lending, net	1,651
Interest	11
Total investment income	179,196

Expenses:
Management fees	110,745
Transfer agent and administrative fees	32,572
Distribution and service fees:
Advisor Class	7,071
A-Class	3,138
C-Class	11,360
Portfolio accounting fees	13,029
Custodian fees	1,449
Trustees’ fees*	1,275
Line of credit fees	131
Miscellaneous	19,180
Total expenses	199,950
Net investment loss	(20,754)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,262,689)
Net realized loss	(2,262,689)
Net change in unrealized appreciation
(depreciation) on:
Investments	2,252,284
Net change in unrealized appreciation
(depreciation)	2,252,284
Net realized and unrealized loss	(10,405)
Net decrease in net assets resulting from operations	$(31,159)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(20,754)	$101,139
Net realized gain (loss) on investments	(2,262,689)	1,744,746
Net change in unrealized appreciation (depreciation) on investments	2,252,284	(331,652)
Net increase (decrease) in net assets resulting from operations	(31,159)	1,514,233

Capital share transactions:
Proceeds from sale of shares
Investor Class	94,045,683	124,440,704
Advisor Class	15,352,019	34,065,876
A-Class	5,968,630	9,815,440
C-Class	12,796,189	28,702,196
Cost of shares redeemed
Investor Class	(92,094,648)	(145,758,850)
Advisor Class	(13,980,801)	(35,612,946)
A-Class	(5,932,056)	(14,039,858)
C-Class	(12,220,065)	(29,752,249)
Net increase (decrease) from capital share transactions	3,934,951	(28,139,687)
Net increase (decrease) in net assets	3,903,792	(26,625,454)

Net assets:
Beginning of period	20,455,867	47,081,321
End of period	$24,359,659	$20,455,867
Accumulated net investment loss at end of period	$(20,754)	$—

Capital share activity:
Shares sold
Investor Class	4,246,859	6,997,301
Advisor Class	765,164	2,011,477
A-Class	284,420	575,762
C-Class	679,978	1,831,862
Shares redeemed
Investor Class	(4,277,741)	(8,243,663)
Advisor Class	(707,242)	(2,120,335)
A-Class	(286,655)	(835,701)
C-Class	(649,109)	(1,893,223)
Net increase (decrease) in shares	55,674	(1,676,520)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.62	$17.45	$14.66	$12.75	$8.58	$11.54
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.09	.01	.05	.03	(.01)
Net gain (loss) on investments (realized and unrealized)	2.73	2.08	2.79	1.89	4.14	(2.95)
Total from investment operations	2.73	2.17	2.80	1.94	4.17	(2.96)
Less distributions from:
Net investment income	—	—	(.01)	(.03)	—	—
Total distributions	—	—	(.01)	(.03)	—	—
Net asset value, end of period	$22.35	$19.62	$17.45	$14.66	$12.75	$8.58

Total Return[d]	13.91%	12.44%	19.14%	15.20%	48.60%	(25.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,021	$14,671	$34,802	$3,776	$12,060	$84,894
Ratios to average net assets:
Net investment income (loss)	0.04%	0.51%	0.04%	0.34%	0.28%	(0.14%)
Total expenses	1.37%	1.35%	1.34%	1.39%	1.38%	1.32%
Portfolio turnover rate	485%	472%	822%	1,062%	1,049%	461%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$18.45	$16.45	$13.91	$12.14	$8.20	$11.10
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.01)	(.09)	(.07)	(.06)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.56	2.01	2.64	1.87	4.00	(2.88)
Total from investment operations	2.50	2.00	2.55	1.80	3.94	(2.90)
Less distributions from:
Net investment income	—	—	(.01)	(.03)	—	—
Total distributions	—	—	(.01)	(.03)	—	—
Net asset value, end of period	$20.95	$18.45	$16.45	$13.91	$12.14	$8.20

Total Return[d]	13.55%	12.16%	18.38%	14.81%	48.05%	(26.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,999	$2,454	$3,979	$1,583	$2,350	$901
Ratios to average net assets:
Net investment loss	(0.57%)	(0.05%)	(0.66%)	(0.58%)	(0.57%)	(0.26%)
Total expenses	1.87%	1.85%	1.84%	1.89%	1.87%	1.88%
Portfolio turnover rate	485%	472%	822%	1,062%	1,049%	461%

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$18.79	$16.77	$14.14	$12.31	$8.30	$11.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.03	(.03)	.18	(.01)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.60	1.99	2.67	1.68	4.02	(2.86)
Total from investment operations	2.57	2.02	2.64	1.86	4.01	(2.88)
Less distributions from:
Net investment income	—	—	(.01)	(.03)	—	—
Total distributions	—	—	(.01)	(.03)	—	—
Net asset value, end of period	$21.36	$18.79	$16.77	$14.14	$12.31	$8.30

Total Return[d]	13.68%	12.05%	18.71%	15.09%	48.31%	(25.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,658	$1,500	$5,697	$517	$395	$49
Ratios to average net assets:
Net investment income (loss)	(0.25%)	0.20%	(0.18%)	1.42%	(0.12%)	(0.17%)
Total expenses	1.62%	1.59%	1.58%	1.64%	1.62%	1.63%
Portfolio turnover rate	485%	472%	822%	1,062%	1,049%	461%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.40	$15.62	$13.27	$11.65	$7.92	$10.76
Income (loss) from investment operations:
Net investment lossb	(.11)	(.06)	(.13)	(.11)	(.10)	(.07)
Net gain (loss) on investments (realized and unrealized)	2.41	1.84	2.49	1.76	3.83	(2.77)
Total from investment operations	2.30	1.78	2.36	1.65	3.73	(2.84)
Less distributions from:
Net investment income	—	—	(.01)	(.03)	—	—
Total distributions	—	—	(.01)	(.03)	—	—
Net asset value, end of period	$19.70	$17.40	$15.62	$13.27	$11.65	$7.92

Total Return[d]	13.22%	11.40%	17.83%	14.14%	47.10%	(26.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,682	$1,831	$2,603	$2,705	$1,709	$1,008
Ratios to average net assets:
Net investment loss	(1.14%)	(0.39%)	(0.96%)	(0.96%)	(1.08%)	(0.76%)
Total expenses	2.37%	2.35%	2.35%	2.39%	2.38%	2.38%
Portfolio turnover rate	485%	472%	822%	1,062%	1,049%	461%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

FUND PROFILE (Unaudited)	September 30, 2013

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	4.3%
Google, Inc. — Class A	3.4%
Microsoft Corp.	3.3%
International Business Machines Corp.	2.8%
Oracle Corp.	2.4%
Facebook, Inc. — Class A	2.3%
Cisco Systems, Inc.	2.2%
Visa, Inc. — Class A	2.1%
QUALCOMM, Inc.	2.1%
Intel Corp.	2.0%
Top Ten Total	26.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.5%

INTERNET SOFTWARE & SERVICES - 18.8%
Google, Inc. — Class A*	1,411	$1,235,908
Facebook, Inc. — Class A*	16,340	820,922
eBay, Inc.*	11,054	616,703
Yahoo!, Inc.*	12,760	423,122
Baidu, Inc. ADR*	2,686	416,813
LinkedIn Corp. — Class A*	1,595	392,466
SINA Corp.*	3,731	302,845
MercadoLibre, Inc.	2,207	297,746
Sohu.com, Inc.*	3,700	291,671
Qihoo 360 Technology Company Ltd. ADR*	3,380	281,216
Yandex N.V. — Class A*	7,397	269,399
Equinix, Inc.*	1,185	217,625
Akamai Technologies, Inc.*	4,085	211,195
Rackspace Hosting, Inc.*	3,670	193,629
VeriSign, Inc.*	3,783	192,517
IAC/InterActiveCorp	2,970	162,370
Yelp, Inc. — Class A*	2,120	140,302
Pandora Media, Inc.*	5,400	135,702
Zillow, Inc. — Class A*	1,460	123,180
Total Internet Software & Services		6,725,331
SEMICONDUCTORS - 15.6%
Intel Corp.	31,954	732,385
Texas Instruments, Inc.	11,696	470,997
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	18,674	316,711
Avago Technologies Ltd.	7,086	305,548
Micron Technology, Inc.*	17,206	300,589
NXP Semiconductor N.V.*	7,570	281,680
ARM Holdings plc ADR	5,822	280,155
Analog Devices, Inc.	5,730	269,597
Broadcom Corp. — Class A	10,222	265,874
Marvell Technology Group Ltd.	23,076	265,374
Xilinx, Inc.	5,328	249,670
Altera Corp.	6,656	247,337
Linear Technology Corp.	5,430	215,354
NVIDIA Corp.	13,623	211,974
Maxim Integrated Products, Inc.	6,992	208,362
Microchip Technology, Inc.	4,951	199,476
Cree, Inc.*	3,200	192,608
Skyworks Solutions, Inc.*	6,119	151,996
LSI Corp.	18,896	147,767
First Solar, Inc.*	3,570	143,550
SunPower Corp. — Class A*	4,870	127,399
Total Semiconductors		5,584,403
SYSTEMS SOFTWARE - 10.2%
Microsoft Corp.	35,307	1,176,076
Oracle Corp.	26,165	867,893
VMware, Inc. — Class A*	4,956	400,940
Symantec Corp.	11,914	294,872
Check Point Software Technologies Ltd.*	4,980	281,669
CA, Inc.	8,712	258,485
Red Hat, Inc.*	4,237	195,495
ServiceNow, Inc.*	3,700	192,215
Total Systems Software		3,667,645
DATA PROCESSING & OUTSOURCED SERVICES - 10.2%
Visa, Inc. — Class A	4,026	769,368
Mastercard, Inc. — Class A	956	643,178
Automatic Data Processing, Inc.	5,753	416,402
Paychex, Inc.	6,703	272,410
Fiserv, Inc.*	2,598	262,528
Fidelity National Information Services, Inc.	5,564	258,392
Alliance Data Systems Corp.*	1,109	234,520
Western Union Co.	12,200	227,652
FleetCor Technologies, Inc.*	1,960	215,914
Computer Sciences Corp.	3,836	198,475
Total System Services, Inc.	5,650	166,223
Total Data Processing & Outsourced Services		3,665,062
COMMUNICATIONS EQUIPMENT - 9.1%
Cisco Systems, Inc.	33,372	781,573
QUALCOMM, Inc.	11,258	758,339
Motorola Solutions, Inc.	4,700	279,086
Nokia Oyj ADR*	41,580	270,686
Blackberry Ltd.*,1	28,585	227,251
Juniper Networks, Inc.*	11,002	218,500
Harris Corp.	3,160	187,388
F5 Networks, Inc.*	2,098	179,924
JDS Uniphase Corp.*	8,947	131,610
Ciena Corp.*	4,436	110,811
Riverbed Technology, Inc.*	7,233	105,529
Total Communications Equipment		3,250,697
COMPUTER HARDWARE - 8.0%
Apple, Inc.	3,226	1,537,996
Hewlett-Packard Co.	21,939	460,280
Dell, Inc.	25,611	352,663
NCR Corp.*	4,640	183,790
3D Systems Corp.*,1	3,021	163,104
Stratasys Ltd.*	1,530	154,928
Total Computer Hardware		2,852,761
APPLICATION SOFTWARE - 7.5%
Salesforce.com, Inc.*	7,344	381,228
Adobe Systems, Inc.*	6,768	351,530
Intuit, Inc.	4,766	316,033
SAP AG ADR	3,818	282,227
Workday, Inc. — Class A*	3,210	259,785
Citrix Systems, Inc.*	3,571	252,148
Autodesk, Inc.*	5,088	209,473
Splunk, Inc.*	3,010	180,720
Nuance Communications, Inc.*	9,130	170,685
Informatica Corp.*	3,788	147,618
TIBCO Software, Inc.*	5,664	144,942
Total Application Software		2,696,389

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
TECHNOLOGY FUND

	Shares	Value

IT CONSULTING & OTHER SERVICES - 6.6%
International Business Machines Corp.	5,368	$994,045
Accenture plc — Class A	4,787	352,515
Cognizant Technology Solutions
Corp. — Class A*	4,240	348,189
Infosys Ltd. ADR	5,932	285,389
Teradata Corp.*	3,785	209,840
Leidos Holdings, Inc.	2,634	119,900
Science Applications International Corp.*	1,505	50,799
Total IT Consulting & Other Services		2,360,677
COMPUTER STORAGE & PERIPHERALS - 4.6%
EMC Corp.	20,015	511,584
Seagate Technology plc	7,733	338,241
Western Digital Corp.	4,362	276,551
SanDisk Corp.	4,543	270,354
NetApp, Inc.	6,239	265,906
Total Computer Storage & Peripherals		1,662,636
SEMICONDUCTOR EQUIPMENT - 3.4%
Applied Materials, Inc.	19,585	343,521
ASML Holding N.V. — Class G	3,018	298,058
KLA-Tencor Corp.	3,758	228,674
Lam Research Corp.*	4,064	208,036
Teradyne, Inc.*	7,730	127,700
Total Semiconductor Equipment		1,205,989
ELECTRONIC MANUFACTURING SERVICES - 1.8%
TE Connectivity Ltd.	5,597	289,813
Trimble Navigation Ltd.*	6,633	197,066
Jabil Circuit, Inc.	6,640	143,955
Total Electronic Manufacturing Services		630,834
ELECTRONIC COMPONENTS - 1.6%
Corning, Inc.	22,262	324,802
Amphenol Corp. — Class A	3,281	253,884
Total Electronic Components		578,686
HOME ENTERTAINMENT SOFTWARE - 1.4%
Activision Blizzard, Inc.	18,310	305,228
Electronic Arts, Inc.*	7,575	193,541
Total Home Entertainment Software		498,769
OFFICE ELECTRONICS - 0.7%
Xerox Corp.	24,844	255,645
Total Common Stocks
(Cost $27,344,408)		35,635,524

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$144,608	144,608
Total Repurchase Agreement
(Cost $144,608)		144,608
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	129,411	129,411
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	120,839	120,839
Total Securities Lending Collateral
(Cost $250,250)		250,250
Total Investments - 100.6%
(Cost $27,739,266)		$36,030,382
Other Assets & Liabilities, net - (0.6)%		(201,562)
Total Net Assets - 100.0%		$35,828,820

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $241,131 of
securities loaned
(cost $27,344,408)	$35,635,524
Repurchase agreements, at value
(cost $394,858)	394,858
Total investments
(cost $27,739,266)	36,030,382
Cash	1,646
Receivables:
Fund shares sold	660,629
Dividends	17,309
Interest	843
Total assets	36,710,809
Liabilities:
Payable for:
Securities purchased	383,998
Upon return of securities loaned	250,250
Fund shares redeemed	202,234
Management fees	23,052
Transfer agent and administrative fees	6,780
Portfolio accounting fees	2,712
Distribution and service fees	2,650
Miscellaneous	10,313
Total liabilities	881,989
Net assets	$35,828,820
Net assets consist of:
Paid in capital	$37,730,183
Accumulated net investment loss	(39,529)
Accumulated net realized loss on investments	(10,152,950)
Net unrealized appreciation on investments	8,291,116
Net assets	$35,828,820
Investor Class:
Net assets	$30,383,592
Capital shares outstanding	1,845,331
Net asset value per share	$16.47
Advisor Class:
Net assets	$1,743,292
Capital shares outstanding	113,827
Net asset value per share	$15.32
A-Class:
Net assets	$1,624,127
Capital shares outstanding	104,324
Net asset value per share	$15.57
Maximum offering price per share
(Net asset value divided by 95.25%)	$16.35
C-Class:
Net assets	$2,077,809
Capital shares outstanding	142,355
Net asset value per share	$14.60

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $56)	$136,655
Income from securities lending, net	2,981
Interest	6
Total investment income	139,642

Expenses:
Management fees	85,182
Transfer agent and administrative fees	25,053
Distribution and service fees:
Advisor Class	3,124
A-Class	2,386
C-Class	9,299
Portfolio accounting fees	10,021
Custodian fees	1,160
Trustees’ fees*	753
Line of credit fees	51
Miscellaneous	14,846
Total expenses	151,875
Net investment loss	(12,233)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	715,389
Net realized gain	715,389
Net change in unrealized appreciation
(depreciation) on:
Investments	1,740,123
Net change in unrealized appreciation
(depreciation)	1,740,123
Net realized and unrealized gain	2,455,512
Net increase in net assets resulting
from operations	$2,443,279

* Relates to Trustees not deemed “interested persons” within the meaning of Section2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(12,233)	$(14,414)
Net realized gain on investments	715,389	2,773,692
Net change in unrealized appreciation (depreciation) on investments	1,740,123	(3,288,892)
Net increase (decrease) in net assets resulting from operations	2,443,279	(529,614)
Capital share transactions:
Proceeds from sale of shares
Investor Class	36,315,920	39,415,333
Advisor Class	924,298	407,615
A-Class	2,188,048	3,445,923
C-Class	14,203,833	23,663,292
Cost of shares redeemed
Investor Class	(16,102,479)	(50,777,143)
Advisor Class	(616,475)	(1,416,694)
A-Class	(2,772,331)	(8,772,441)
C-Class	(14,078,780)	(24,568,978)
Net increase (decrease) from capital share transactions	20,062,034	(18,603,093)
Net increase (decrease) in net assets	22,505,313	(19,132,707)
Net assets:
Beginning of period	13,323,507	32,456,214
End of period	$35,828,820	$13,323,507
Accumulated net investment loss at end of period	$(39,529)	$(27,296)
Capital Share Activity:
Shares sold
Investor Class	2,339,008	2,927,741
Advisor Class	63,103	32,225
A-Class	149,530	266,617
C-Class	1,043,989	1,984,139
Shares redeemed
Investor Class	(1,066,692)	(3,751,652)
Advisor Class	(44,157)	(113,454)
A-Class	(190,348)	(663,608)
C-Class	(1,034,129)	(2,064,584)
Net increase (decrease) in shares	1,260,304	(1,382,576)

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.53	$14.31	$13.94	$12.03	$7.70	$11.77
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.01	(.01)	(.06)	(.05)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.94	.21	.38	1.97	4.38	(4.04)
Total from investment operations	1.94	.22	.37	1.91	4.33	(4.07)
Net asset value, end of period	$16.47	$14.53	$14.31	$13.94	$12.03	$7.70

Total Return[d]	13.35%	1.54%	2.65%	15.88%	56.23%	(34.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,384	$8,325	$19,985	$35,408	$37,391	$11,601
Ratios to average net assets:
Net investment income (loss)	0.02%	0.10%	(0.10%)	(0.48%)	(0.52%)	(0.29%)
Total expenses	1.37%	1.35%	1.36%	1.39%	1.38%	1.37%
Portfolio turnover rate	118%	324%	487%	393%	335%	564%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.55	$13.41	$13.13	$11.39	$7.32	$11.27
Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.04)	(.11)	(.11)	(.11)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.81	.18	.39	1.85	4.18	(3.90)
Total from investment operations	1.77	.14	.28	1.74	4.07	(3.95)
Net asset value, end of period	$15.32	$13.55	$13.41	$13.13	$11.39	$7.32

Total Return[d]	13.06%	1.04%	2.13%	15.28%	55.60%	(35.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,743	$1,286	$2,361	$6,565	$17,969	$1,914
Ratios to average net assets:
Net investment loss	(0.52%)	(0.33%)	(0.87%)	(0.94%)	(1.04%)	(0.53%)
Total expenses	1.87%	1.85%	1.85%	1.88%	1.87%	1.87%
Portfolio turnover rate	118%	324%	487%	393%	335%	564%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.77	$13.59	$13.28	$11.49	$7.37	$11.32
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.03)	(.10)	(.09)	(.08)	(.04)
Net gain (loss) on investments (realized and unrealized)	1.81	.21	.41	1.88	4.20	(3.91)
Total from investment operations	1.80	.18	.31	1.79	4.12	(3.95)
Net asset value, end of period	$15.57	$13.77	$13.59	$13.28	$11.49	$7.37

Total Return[d]	13.07%	1.32%	2.33%	15.58%	55.90%	(34.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,624	$1,998	$7,367	$1,725	$3,936	$1,669
Ratios to average net assets:
Net investment loss	(0.18%)	(0.27%)	(0.76%)	(0.73%)	(0.78%)	(0.41%)
Total expenses	1.62%	1.59%	1.59%	1.64%	1.63%	1.63%
Portfolio turnover rate	118%	324%	487%	393%	335%	564%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.95	$12.88	$12.69	$11.05	$7.14	$11.04
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.11)	(.17)	(.17)	(.14)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.71	.18	.36	1.81	4.05	(3.78)
Total from investment operations	1.65	.07	.19	1.64	3.91	(3.90)
Net asset value, end of period	$14.60	$12.95	$12.88	$12.69	$11.05	$7.14

Total Return[d]	12.74%	0.54%	1.50%	14.84%	54.76%	(35.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,078	$1,715	$2,743	$2,618	$3,719	$1,335
Ratios to average net assets:
Net investment loss	(0.94%)	(0.90%)	(1.45%)	(1.53%)	(1.49%)	(1.24%)
Total expenses	2.37%	2.35%	2.36%	2.39%	2.38%	2.38%
Portfolio turnover rate	118%	324%	487%	393%	335%	564%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	9.0%
Verizon Communications, Inc.	7.7%
Cisco Systems, Inc.	7.4%
QUALCOMM, Inc.	7.2%
Sprint Corp.	3.4%
Crown Castle International Corp.	3.2%
T-Mobile US, Inc.	3.1%
CenturyLink, Inc.	2.9%
Motorola Solutions, Inc.	2.7%
Vodafone Group plc ADR	2.6%
Top Ten Total	49.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

COMMUNICATIONS EQUIPMENT - 44.3%
Cisco Systems, Inc.	13,036	$305,303
QUALCOMM, Inc.	4,398	296,249
Motorola Solutions, Inc.	1,842	109,378
Juniper Networks, Inc.*	4,299	85,378
Harris Corp.	1,210	71,753
F5 Networks, Inc.*	804	68,951
Blackberry Ltd.*	7,577	60,237
Nokia Oyj ADR*	8,651	56,318
JDS Uniphase Corp.*	3,498	51,456
Brocade Communications Systems, Inc.*	6,363	51,222
Palo Alto Networks, Inc.*	1,074	49,211
Ubiquiti Networks, Inc.	1,427	47,933
ViaSat, Inc.*	724	46,155
Telefonaktiebolaget LM Ericsson ADR	3,432	45,817
Ciena Corp.*	1,736	43,365
ARRIS Group, Inc.*	2,504	42,718
Riverbed Technology, Inc.*	2,831	41,304
Finisar Corp.*	1,776	40,191
Plantronics, Inc.	842	38,774
Polycom, Inc.*	3,490	38,111
Aruba Networks, Inc.*	2,268	37,740
InterDigital, Inc.	931	34,754
ADTRAN, Inc.	1,293	34,446
Infinera Corp.*	2,863	32,381
Ruckus Wireless, Inc.*	1,803	30,344
NETGEAR, Inc.*	977	30,150
Ixia*	1,886	29,554
Total Communications Equipment		1,819,193
WIRELESS TELECOMMUNICATION SERVICES - 26.7%
Sprint Corp.*	22,207	137,906
Crown Castle International Corp.*	1,798	131,308
T-Mobile US, Inc.	4,824	125,279
Vodafone Group plc ADR	2,993	105,294
SBA Communications Corp. — Class A*	1,141	91,805
America Movil SAB de CV ADR	4,443	88,016
China Mobile Ltd. ADR	1,030	58,123
Mobile Telesystems OJSC ADR*	2,530	56,318
Telephone & Data Systems, Inc.	1,737	51,328
Rogers Communications, Inc. — Class B	1,133	48,730
SK Telecom Company Ltd. ADR[1]	2,139	48,555
Tim Participacoes S.A. ADR	2,006	47,281
VimpelCom Ltd. ADR	3,913	45,978
Leap Wireless International, Inc.*	1,991	31,438
NII Holdings, Inc.*	4,616	28,019
Total wireless Telecommunication services		1,095,378
INTEGRATED TELECOMMUNICATION SERVICES - 25.5%
AT&T, Inc.	10,914	369,110
Verizon Communications, Inc.	6,747	314,815
CenturyLink, Inc.	3,791	118,962
Windstream Holdings, Inc.[1]	7,380	59,040
BCE, Inc.	1,195	51,027
Telefonica Brasil S.A. ADR	2,183	48,987
Telefonica S.A. ADR*	2,874	44,490
China Unicom Hong Kong Ltd. ADR	2,644	40,770
Total Integrated Telecommunication services		1,047,201
ALTERNATIvE CARRIERs - 3.0%
Level 3 Communications, Inc.*	2,453	65,471
tw telecom, Inc. — Class A*	1,931	57,669
Total Alternative Carriers		123,140
Total Common stocks
(Cost $3,159,079)		4,084,912

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$12,858	12,858
Total Repurchase Agreement
(Cost $12,858)		12,858
SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	25,466	25,466
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	23,779	23,779
Total securities Lending Collateral
(Cost $49,245)		49,245
Total Investments - 101.0%
(Cost $3,221,182)		$4,147,015
Other Assets & Liabilities, net - (1.0)%		(41,020)
Total Net Assets - 100.0%		$4,105,995

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

ADR — American Depositary Receipt

plc — Public Limited Company

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $45,706 of securities loaned
(cost $3,159,079)	$4,084,912
Repurchase agreements, at value
(cost $62,103)	62,103
Total investments
(cost $3,221,182)	4,147,015
Cash	1,447
Receivables:
Fund shares sold	1,625,685
Dividends	3,959
Foreign taxes reclaim	227
Interest	65
Total assets	5,778,398
Liabilities:
Payable for:
Securities purchased	1,508,613
Fund shares redeemed	108,863
Upon return of securities loaned	49,245
Management fees	2,040
Transfer agent and administrative fees	600
Distribution and service fees	540
Portfolio accounting fees	240
Miscellaneous	2,262
Total liabilities	1,672,403
Net assets	$4,105,995
Net assets consist of:
Paid in capital	$7,967,158
Undistributed net investment income	154,391
Accumulated net realized loss on investments	(4,941,387)
Net unrealized appreciation on investments	925,833
Net assets	$4,105,995
Investor Class:
Net assets	$2,949,740
Capital shares outstanding	208,330
Net asset value per share	$14.16
Advisor Class:
Net assets	$135,468
Capital shares outstanding	10,363
Net asset value per share	$13.07
A-Class:
Net assets	$554,444
Capital shares outstanding	41,567
Net asset value per share	$13.34
Maximum offering price per share
(Net asset value divided by 95.25%)	$14.01
C-Class:
Net assets	$466,343
Capital shares outstanding	37,364
Net asset value per share	$12.48

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,206)	$91,383
Income from securities lending, net	2,073
Interest	1
Total investment income	93,457

Expenses:
Management fees	19,781
Transfer agent and administrative fees	5,818
Distribution and service fees:
Advisor Class	601
A-Class	1,106
C-Class	3,143
Portfolio accounting fees	2,327
Tax expense	285
Custodian fees	260
Trustees’ fees*	245
Line of credit fees	79
Miscellaneous	3,474
Total expenses	37,119
Net investment income	56,338

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	165,831
Net realized gain	165,831
Net change in unrealized appreciation (depreciation) on:
Investments	(176,163)
Net change in unrealized appreciation (depreciation)	(176,163)
Net realized and unrealized loss	(10,332)
Net increase in net assets resulting from operations	$46,006

* Relates to Trustees not deemed “interested persons” within the meaning of Section2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$56,338	$103,133
Net realized gain (loss) on investments	165,831	(923,019)
Net change in unrealized appreciation (depreciation) on investments	(176,163)	(590,028)
Net increase (decrease) in net assets resulting from operations	46,006	(1,409,914)

Distributions to shareholders from:
Net investment income
Investor Class	—	(44,154)
Advisor Class	—	(3,198)
A-Class	—	(13,939)
C-Class	—	(31,745)
Total distributions to shareholders	—	(93,036)

Capital share transactions:
Proceeds from sale of shares
Investor Class	22,377,486	47,071,590
Advisor Class	654,631	220,559
A-Class	1,402,101	939,223
C-Class	14,577,826	41,193,736
Distributions reinvested
Investor Class	—	43,205
Advisor Class	—	1,603
A-Class	—	13,939
C-Class	—	31,619
Cost of shares redeemed
Investor Class	(22,419,302)	(49,823,116)
Advisor Class	(639,397)	(280,290)
A-Class	(1,403,204)	(1,937,536)
C-Class	(14,931,055)	(40,997,450)
Net decrease from capital share transactions	(380,914)	(3,522,918)
Net decrease in net assets	(334,908)	(5,025,868)

Net assets:
Beginning of period	4,440,903	9,466,771
End of period	$4,105,995	$4,440,903
Undistributed net investment income at end of period	$154,391	$98,053

Capital share activity:
Shares sold
Investor Class	1,606,567	3,557,713
Advisor Class	50,172	17,839
A-Class	106,426	77,796
C-Class	1,185,658	3,550,899
Shares issued from reinvestment of distributions
Investor Class	—	3,402
Advisor Class	—	136
A-Class	—	1,165
C-Class	—	2,823
Shares redeemed
Investor Class	(1,616,834)	(3,850,396)
Advisor Class	(50,404)	(22,917)
A-Class	(108,035)	(155,431)
C-Class	(1,213,642)	(3,542,786)
Net decrease in shares	(40,092)	(359,757)

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	september 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.59	$13.84	$15.71	$13.73	$10.29	$17.04
Income (loss) from investment operations:
Net investment income[b]	.19	.27	.41	.10	.26	.27
Net gain (loss) on investments (realized and unrealized)	.38	(.22)	(1.84)	1.96	3.52	(6.68)
Total from investment operations	.57	.05	(1.43)	2.06	3.78	(6.41)
Less distributions from:
Net investment income	—	(.30)	(.44)	(.08)	(.34)	(.34)
Total distributions	—	(.30)	(.44)	(.08)	(.34)	(.34)
Net asset value, end of period	$14.16	$13.59	$13.84	$15.71	$13.73	$10.29

Total Return[c]	4.19%	0.50%	(8.77%)	15.06%	36.88%	(37.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,950	$2,970	$7,028	$48,089	$4,677	$4,440
Ratios to average net assets:
Net investment income	2.75%	2.06%	2.86%	0.73%	2.03%	1.92%
Total expenses	1.39%	1.35%	1.36%	1.39%	1.39%	1.39%
Portfolio turnover rate	709%	1,550%	793%	1,008%	867%	672%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.58	$12.90	$14.74	$12.94	$9.75	$16.26
Income (loss) from investment operations:
Net investment income[b]	.03	.19	.22	.03	.23	.17
Net gain (loss) on investments (realized and unrealized)	.46	(.21)	(1.62)	1.85	3.30	(6.34)
Total from investment operations	.49	(.02)	(1.40)	1.88	3.53	(6.17)
Less distributions from:
Net investment income	—	(.30)	(.44)	(.08)	(.34)	(.34)
Total distributions	—	(.30)	(.44)	(.08)	(.34)	(.34)
Net asset value, end of period	$13.07	$12.58	$12.90	$14.74	$12.94	$9.75

Total Return[c]	3.90%	(0.01%)	(9.15%)	14.59%	36.35%	(37.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135	$133	$200	$695	$279	$9,991
Ratios to average net assets:
Net investment income	0.52%	1.59%	1.65%	0.25%	1.94%	1.53%
Total expenses	1.88%	1.86%	1.85%	1.88%	1.89%	1.81%
Portfolio turnover rate	709%	1,550%	793%	1,008%	867%	672%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.81	$13.09	$14.91	$13.07	$9.83	$16.33
Income (loss) from investment operations:
Net investment income[b]	.13	.24	.18	.14	.17	.27
Net gain (loss) on investments (realized and unrealized)	.40	(.22)	(1.56)	1.78	3.41	(6.43)
Total from investment operations	.53	.02	(1.38)	1.92	3.58	(6.16)
Less distributions from:
Net investment income	—	(.30)	(.44)	(.08)	(.34)	(.34)
Total distributions	—	(.30)	(.44)	(.08)	(.34)	(.34)
Net asset value, end of period	$13.34	$12.81	$13.09	$14.91	$13.07	$9.83

Total Return[c]	4.14%	0.30%	(8.91%)	14.75%	36.57%	(37.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$554	$553	$1,566	$699	$1,093	$1,317
Ratios to average net assets:
Net investment income	2.02%	1.98%	1.41%	1.01%	1.45%	2.15%
Total expenses	1.63%	1.61%	1.60%	1.64%	1.63%	1.63%
Portfolio turnover rate	709%	1,550%	793%	1,008%	867%	672%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.00	$12.35	$14.19	$12.50	$9.48	$15.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.16	.05	(.01)	.10	.13
Net gain (loss) on investments (realized and unrealized)	.35	(.21)	(1.45)	1.78	3.26	(6.22)
Total from investment operations	.48	(.05)	(1.40)	1.77	3.36	(6.09)
Less distributions from:
Net investment income	—	(.30)	(.44)	(.08)	(.34)	(.34)
Total distributions	—	(.30)	(.44)	(.08)	(.34)	(.34)
Net asset value, end of period	$12.48	$12.00	$12.35	$14.19	$12.50	$9.48

Total Return[c]	4.00%	(0.24%)	(9.52%)	14.22%	35.59%	(38.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$466	$784	$672	$2,896	$1,141	$1,281
Ratios to average net assets:
Net investment income (loss)	2.18%	1.41%	0.39%	(0.07%)	0.86%	0.99%
Total expenses	2.38%	2.36%	2.36%	2.39%	2.39%	2.42%
Portfolio turnover rate	709%	1,550%	793%	1,008%	867%	672%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	6.0%
Union Pacific Corp.	5.4%
Ford Motor Co.	5.2%
General Motors Co.	4.5%
FedEx Corp.	3.7%
Johnson Controls, Inc.	3.4%
CSX Corp.	3.2%
Norfolk Southern Corp.	3.1%
Delta Air Lines, Inc.	2.9%
Harley-Davidson, Inc.	2.4%
Top Ten Total	39.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.1%

AUTO PARTS & EQUIPMENT - 19.7%
Johnson Controls, Inc.	94,466	$3,920,339
BorgWarner, Inc.	25,050	2,539,820
Delphi Automotive plc	41,060	2,398,725
TRW Automotive Holdings Corp.*	29,840	2,127,890
Lear Corp.	25,107	1,796,908
Autoliv, Inc.	20,000	1,747,800
Magna International, Inc.	21,120	1,743,667
Visteon Corp.*	19,625	1,484,435
Gentex Corp.	54,610	1,397,470
Dana Holding Corp.	59,350	1,355,554
Tenneco, Inc.*	26,170	1,321,585
American Axle & Manufacturing
Holdings, Inc.*	44,830	884,048
Total Auto parts & Equipment		22,718,241
RAILROADs - 18.5%
Union Pacific Corp.	39,766	6,177,251
CSX Corp.	144,504	3,719,533
Norfolk Southern Corp.	46,772	3,617,814
Kansas City Southern	23,347	2,553,228
Canadian Pacific Railway Ltd.	15,438	1,903,505
Canadian National Railway Co.	18,310	1,856,085
Genesee & Wyoming, Inc. — Class A*	17,844	1,658,957
Total Railroads		21,486,373
AUTOMOBILE MANUFACTURERS - 16.8%
Ford Motor Co.	353,305	5,960,255
General Motors Co.*	143,630	5,166,371
Tesla Motors, Inc.*	9,435	1,824,918
Toyota Motor Corp. ADR	14,140	1,810,344
Tata Motors Ltd. ADR	66,900	1,780,878
Honda Motor Company Ltd. ADR	41,140	1,569,080
Thor Industries, Inc.	22,810	1,323,892
Total Automobile Manufacturers		19,435,738
AIR FREIGHT & LOGISTICS - 13.6%
United Parcel Service, Inc. — Class B	75,233	6,874,040
FedEx Corp.	37,810	4,314,499
CH Robinson Worldwide, Inc.	37,683	2,244,399
Expeditors International of
Washington, Inc.	50,751	2,236,089
Total Air freight & Logistics		15,669,027
AIRLINES - 12.9%
Delta Air Lines, Inc.	140,207	3,307,482
Southwest Airlines Co.	161,577	2,352,561
United Continental Holdings, Inc.*	74,910	2,300,486
Copa Holdings S.A. — Class A	12,912	1,790,507
Alaska Air Group, Inc.	24,564	1,538,198
US Airways Group, Inc.*	73,154	1,387,000
Spirit Airlines, Inc.*	33,750	1,156,613
JetBlue Airways Corp.*	150,900	1,004,994
Total Airlines		14,837,841
TRUCKING - 11.3%
J.B. Hunt Transport Services, Inc.	29,922	2,182,211
Hertz Global Holdings, Inc.*	92,629	2,052,659
Old Dominion Freight Line, Inc.*	32,680	1,502,953
Avis Budget Group, Inc.*	45,194	1,302,943
Swift Transportation Co. — Class A*	64,090	1,293,977
Ryder System, Inc.	21,661	1,293,162
Con-way, Inc.	28,162	1,213,501
Landstar System, Inc.	21,578	1,207,936
Werner Enterprises, Inc.	42,740	997,124
Total Trucking		13,046,466
TIRES & RUBBER - 2.5%
Goodyear Tire & Rubber Co.*	78,509	1,762,527
Cooper Tire & Rubber Co.	35,500	1,093,400
Total Tires & Rubber		2,855,927
MOTORCYCLE MANUFACTURERS - 2.4%
Harley-Davidson, Inc.	43,811	2,814,419
MARINE - 1.4%
Kirby Corp.*	18,728	1,620,908
Total Common stocks
(Cost $102,100,857)		114,484,940

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$173,846	173,846
Total Repurchase Agreement
(Cost $173,846)		173,846
Total Investments - 99.3%
(Cost $102,274,703)		$114,658,786
Other Assets & Liabilities, net - 0.7%		771,404
Total Net Assets - 100.0%		$115,430,190

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $102,100,857)	$114,484,940
Repurchase agreements, at value
(cost $173,846)	173,846
Total investments
(cost $102,274,703)	114,658,786
Cash	2,113
Receivables:
Fund shares sold	1,252,831
Dividends	26,404
Interest	194
Total assets	115,940,328
Liabilities:
Payable for:
Fund shares redeemed	387,243
Management fees	49,680
Transfer agent and administrative fees	14,612
Portfolio accounting fees	5,845
Distribution and service fees	5,020
Miscellaneous	47,738
Total liabilities	510,138
Net assets	$115,430,190
Net assets consist of:
Paid in capital	$125,594,295
Accumulated net investment loss	(108,378)
Accumulated net realized loss on investments	(22,439,810)
Net unrealized appreciation on investments	12,384,083
Net assets	$115,430,190
Investor Class:
Net assets	$96,818,898
Capital shares outstanding	2,522,232
Net asset value per share	$38.39
Advisor Class:
Net assets	$2,187,986
Capital shares outstanding	62,501
Net asset value per share	$35.01
A-Class:
Net assets	$12,883,963
Capital shares outstanding	359,711
Net asset value per share	$35.82
Maximum offering price per share
(Net asset value divided by 95.25%)	$37.61
C-Class:
Net assets	$3,539,343
Capital shares outstanding	103,642
Net asset value per share	$34.15

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $4,304)	$318,079
Income from securities lending, net	24,135
Interest	18
Total investment income	342,232

Expenses:
Management fees	225,644
Transfer agent and administrative fees	66,365
Distribution and service fees:
Advisor Class	5,977
A-Class	8,122
C-Class	10,658
Portfolio accounting fees	26,546
Custodian fees	3,135
Trustees’ fees*	1,680
Line of credit fees	143
Miscellaneous	40,210
Total expenses	388,480
Net investment loss	(46,248)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,592,955
Net realized gain	1,592,955
Net change in unrealized appreciation (depreciation) on:
Investments	4,658,893
Net change in unrealized appreciation (depreciation)	4,658,893
Net realized and unrealized gain	6,251,848
Net increase in net assets resulting from operations	$6,205,600

* Relates to Trustees not deemed “interested persons” within the meaning of Section2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(46,248)	$(63,909)
Net realized gain on investments	1,592,955	770,675
Net change in unrealized appreciation (depreciation) on investments	4,658,893	4,497,858
Net increase in net assets resulting from operations	6,205,600	5,204,624

Capital share transactions:
Proceeds from sale of shares
Investor Class	211,423,442	248,140,687
Advisor Class	5,589,149	4,891,678
A-Class	13,142,248	7,566,962
C-Class	10,067,796	22,790,129
Cost of shares redeemed
Investor Class	(197,866,207)	(181,778,255)
Advisor Class	(8,230,488)	(2,990,536)
A-Class	(5,753,080)	(5,068,884)
C-Class	(9,560,276)	(23,059,267)
Net increase from capital share transactions	18,812,584	70,492,514
Net increase in net assets	25,018,184	75,697,138

Net assets:
Beginning of period	90,412,006	14,714,868
End of period	$115,430,190	$90,412,006
Accumulated net investment loss at end of period	$(108,378)	$(62,130)

Capital share activity:
Shares sold
Investor Class	5,874,983	8,684,455
Advisor Class	171,913	178,143
A-Class	384,467	294,246
C-Class	314,615	942,271
Shares redeemed
Investor Class	(5,805,338)	(6,529,753)
Advisor Class	(262,332)	(120,319)
A-Class	(176,905)	(205,475)
C-Class	(306,082)	(959,277)
Net increase in shares	195,321	2,284,291

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$32.07	$26.96	$27.85	$23.79	$14.38	$25.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.07)	(.06)	— [c]	(.15)	.07
Net gain (loss) on investments (realized and unrealized)	6.33	5.18	(.83)	4.06	9.70	(10.90)
Total from investment operations	6.32	5.11	(.89)	4.06	9.55	(10.83)
Less distributions from:
Net investment income	—	—	—	—	(.14)	—
Total distributions	—	—	—	—	(.14)	—
Net asset value, end of period	$38.39	$32.07	$26.96	$27.85	$23.79	$14.38

Total Return[d]	19.71%	18.95%	(3.20%)	17.07%	66.51%	(42.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96,819	$78,644	$8,031	$5,320	$22,292	$20,990
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.25%)	(0.22%)	0.02%	(0.68%)	0.33%
Total expenses	1.37%	1.37%	1.35%	1.38%	1.37%	1.38%
Portfolio turnover rate	312%	737%	1,082%	1,217%	1,073%	875%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$29.32	$24.76	$25.70	$22.05	$13.40	$23.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.15)	(.14)	(.17)	(.18)	.10
Net gain (loss) on investments (realized and unrealized)	5.78	4.71	(.80)	3.82	8.97	(10.29)
Total from investment operations	5.69	4.56	(.94)	3.65	8.79	(10.19)
Less distributions from:
Net investment income	—	—	—	—	(.14)	—
Total distributions	—	—	—	—	(.14)	—
Net asset value, end of period	$35.01	$29.32	$24.76	$25.70	$22.05	$13.40

Total Return[d]	19.41%	18.42%	(3.66%)	16.55%	65.70%	(43.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,188	$4,483	$2,355	$2,902	$2,795	$1,139
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.57%)	(0.55%)	(0.74%)	(0.95%)	0.51%
Total expenses	1.87%	1.86%	1.86%	1.89%	1.88%	1.90%
Portfolio turnover rate	312%	737%	1,082%	1,217%	1,073%	875%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$29.96	$25.25	$26.15	$22.37	$13.55	$23.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.01)	(.12)	(.10)	(.04)	.08
Net gain (loss) on investments (realized and unrealized)	5.92	4.72	(.78)	3.88	9.00	(10.34)
Total from investment operations	5.86	4.71	(.90)	3.78	8.96	(10.26)
Less distributions from:
Net investment income	—	—	—	—	(.14)	—
Total distributions	—	—	—	—	(.14)	—
Net asset value, end of period	$35.82	$29.96	$25.25	$26.15	$22.37	$13.55

Total Return[d]	19.56%	18.70%	(3.48%)	16.90%	66.22%	(43.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,884	$4,558	$1,600	$1,239	$1,842	$561
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.05%)	(0.51%)	(0.42%)	(0.22%)	0.43%
Total expenses	1.62%	1.60%	1.61%	1.64%	1.62%	1.67%
Portfolio turnover rate	312%	737%	1,082%	1,217%	1,073%	875%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$28.67	$24.34	$25.38	$21.87	$13.40	$23.70
Income (loss) from investment operations:
Net investment loss[b]	(.17)	(.26)	(.29)	(.24)	(.24)	(.16)
Net gain (loss) on investments (realized and unrealized)	5.65	4.59	(.75)	3.75	8.85	(10.14)
Total from investment operations	5.48	4.33	(1.04)	3.51	8.61	(10.30)
Less distributions from:
Net investment income	—	—	—	—	(.14)	—
Total distributions	—	—	—	—	(.14)	—
Net asset value, end of period	$34.15	$28.67	$24.34	$25.38	$21.87	$13.40

Total Return[d]	19.11%	17.79%	(4.10%)	16.05%	64.35%	(43.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,539	$2,727	$2,729	$2,069	$3,375	$2,186
Ratios to average net assets:
Net investment loss	(1.07%)	(1.06%)	(1.24%)	(1.04%)	(1.31%)	(0.79%)
Total expenses	2.37%	2.35%	2.35%	2.39%	2.38%	2.40%
Portfolio turnover rate	312%	737%	1,082%	1,217%	1,073%	875%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.8%
Dominion Resources, Inc.	3.3%
Southern Co.	3.3%
NextEra Energy, Inc.	3.2%
Exelon Corp.	2.8%
Sempra Energy	2.5%
American Electric Power Company, Inc.	2.5%
PPL Corp.	2.4%
PG&E Corp.	2.4%
Consolidated Edison, Inc.	2.2%
Top Ten Total	28.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.8%

ELECTRIC UTILITIES - 45.5%
Duke Energy Corp.	12,291	$820,794
Southern Co.	17,395	716,326
NextEra Energy, Inc.	8,645	692,983
Exelon Corp.	20,276	600,981
American Electric Power Company, Inc.	12,466	540,401
PPL Corp.	17,479	531,012
Edison International	10,200	469,812
FirstEnergy Corp.	12,772	465,539
Xcel Energy, Inc.	16,408	453,025
Northeast Utilities	10,507	433,414
Entergy Corp.	6,320	399,361
OGE Energy Corp.	8,876	320,335
Pinnacle West Capital Corp.	5,352	292,968
N.V. Energy, Inc.	12,297	290,332
ITC Holdings Corp.	2,900	272,194
Pepco Holdings, Inc.	13,945	257,425
Westar Energy, Inc.	7,792	238,825
Cia Energetica de Minas Gerais ADR	25,813	223,024
Great Plains Energy, Inc.	10,032	222,710
Cleco Corp.	4,431	198,686
Hawaiian Electric Industries, Inc.	7,610	191,011
IDACORP, Inc.	3,913	189,389
Enersis S.A. ADR	11,434	183,630
Portland General Electric Co.	6,228	175,816
ALLETE, Inc.	3,510	169,533
UNS Energy Corp.	3,563	166,107
UIL Holdings Corp.	4,450	165,451
PNM Resources, Inc.	7,165	162,144
Total Electric Utilities		9,843,228
MULTI-UTILITIES-33.0%
Dominion Resources, Inc.	11,481	717,332
Sempra Energy	6,372	545,442
PG&E Corp.	12,505	511,705
Consolidated Edison, Inc.	8,718	480,711
Public Service Enterprise Group, Inc.	14,596	480,646
DTE Energy Co.	6,155	406,107
CenterPoint Energy, Inc.	15,945	382,202
NiSource, Inc.	12,280	379,329
Wisconsin Energy Corp.	8,994	363,178
Ameren Corp.	9,996	348,261
CMS Energy Corp.	12,094	318,314
SCANA Corp.	6,594	303,588
Alliant Energy Corp.	5,726	283,723
MDU Resources Group, Inc.	9,939	277,994
Integrys Energy Group, Inc.	4,499	251,449
TECO Energy, Inc.	13,756	227,524
Vectren Corp.	5,977	199,333
National Grid plc ADR	3,330	196,637
Black Hills Corp.	3,631	181,042
NorthWestern Corp.	3,550	159,466
Avista Corp.	5,779	152,566
Total Multi-Utilities		7,166,549
GAS UTILITIES - 11.9%
ONEOK, Inc.	7,437	396,540
National Fuel Gas Co.	4,277	294,087
AGL Resources, Inc.	6,098	280,691
UGI Corp.	6,529	255,480
Questar Corp.	10,987	247,098
Atmos Energy Corp.	5,642	240,293
Piedmont Natural Gas Company, Inc.	5,805	190,868
Southwest Gas Corp.	3,690	184,500
WGL Holdings, Inc.	4,241	181,133
New Jersey Resources Corp.	3,740	164,747
Laclede Group, Inc.	3,300	148,500
Total Gas Utilities		2,583,937
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.8%
AES Corp.	28,577	379,788
NRG Energy, Inc.	12,942	353,705
Calpine Corp.*	18,013	349,993
Dynegy, Inc.*	8,760	169,243
Total Independent Power Producers & Energy Traders		1,252,729
WATER UTILITIES - 3.6%
American Water Works Company, Inc.	8,022	331,148
Aqua America, Inc.	10,276	254,125
Cia de Saneamento Basico do
Estado de Sao Paulo ADR	20,530	204,479
Total Water Utilities		789,752
Total Common Stocks
(Cost $13,459,343)		21,636,195

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13	$162,389	162,389
Total Repurchase Agreement
(Cost $162,389)		162,389
Total Investments - 100.5%
(Cost $13,621,732)		$21,798,584
Other Assets & Liabilities, net - (0.5)%		(102,263)
Total Net Assets - 100.0%		$21,696,321

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $13,459,343)	$21,636,195
Repurchase agreements, at value
(cost $162,389)	162,389
Total investments
(cost $13,621,732)	21,798,584
Cash	40,798
Receivables:
Securities sold	1,293,053
Fund shares sold	82,601
Dividends	49,295
Total assets	23,264,331
Liabilities:
Payable for:
Fund shares redeemed	1,509,448
Management fees	14,536
Distribution and service fees	6,487
Transfer agent and administrative fees	4,275
Portfolio accounting fees	1,710
Miscellaneous	31,554
Total liabilities	1,568,010
Net assets	$21,696,321
Net assets consist of:
Paid in capital	$17,876,581
Undistributed net investment income	1,267,080
Accumulated net realized loss on investments	(5,624,192)
Net unrealized appreciation on investments	8,176,852
Net assets	$21,696,321
Investor Class:
Net assets	$9,246,981
Capital shares outstanding	289,549
Net asset value per share	$31.94
Advisor Class:
Net assets	$3,293,166
Capital shares outstanding	112,026
Net asset value per share	$29.40
A-Class:
Net assets	$3,668,438
Capital shares outstanding	121,551
Net asset value per share	$30.18
Maximum offering price per share
(Net asset value divided by 95.25%)	$31.69
C-Class:
Net assets	$5,487,736
Capital shares outstanding	202,040
Net asset value per share	$27.16

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $10,344)	$1,234,798
Income from securities lending, net	150
Interest	37
Total investment income	1,234,985

Expenses:
Management fees	276,129
Transfer agent and administrative fees	81,214
Distribution and service fees:
Advisor Class	13,910
A-Class	11,381
C-Class	31,393
Portfolio accounting fees	32,485
Tax expense	8,018
Custodian fees	3,918
Trustees’ fees*	3,429
Line of credit fees	585
Miscellaneous	49,839
Total expenses	512,301
Net investment income	722,684

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,608,441
Net realized gain	3,608,441
Net change in unrealized appreciation (depreciation) on:
Investments	(5,863,854)
Net change in unrealized appreciation (depreciation)	(5,863,854)
Net realized and unrealized loss	(2,255,413)
Net decrease in net assets resulting from operations	$(1,532,729)

* Relates to Trustees not deemed “interested persons” within the meaning of Section2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$722,684	$1,279,361
Net realized gain on investments	3,608,441	3,942,459
Net change in unrealized appreciation (depreciation) on investments	(5,863,854)	4,376,227
Net increase (decrease) in net assets resulting from operations	(1,532,729)	9,598,047
Distributions to shareholders from:
Net investment income
Investor Class	—	(490,500)
Advisor Class	—	(163,320)
A-Class	—	(300,120)
C-Class	—	(331,318)
Total distributions to shareholders	—	(1,285,258)
Capital share transactions:
Proceeds from sale of shares
Investor Class	142,504,189	272,473,598
Advisor Class	59,186,666	61,233,923
A-Class	10,352,107	19,625,033
C-Class	17,394,735	43,779,661
Distributions reinvested
Investor Class	—	475,143
Advisor Class	—	159,179
A-Class	—	193,096
C-Class	—	315,126
Cost of shares redeemed
Investor Class	(175,982,830)	(274,125,536)
Advisor Class	(59,781,661)	(65,066,231)
A-Class	(13,378,947)	(21,375,093)
C-Class	(18,723,053)	(44,719,733)
Net decrease from capital share transactions	(38,428,794)	(7,031,834)
Net increase (decrease) in net assets	(39,961,523)	1,280,955
Net assets:
Beginning of period	61,657,844	60,376,889
End of period	$21,696,321	$61,657,844
Undistributed net investment income at end of period	$1,267,080	$544,396
Capital share activity:
Shares sold
Investor Class	4,322,318	8,971,171
Advisor Class	1,956,686	2,173,723
A-Class	332,373	683,472
C-Class	626,534	1,682,949
Shares issued from reinvestment of distributions
Investor Class	—	16,855
Advisor Class	—	6,108
A-Class	—	7,235
C-Class	—	13,033
Shares redeemed
Investor Class	(5,344,472)	(8,962,441)
Advisor Class	(2,004,053)	(2,317,009)
A-Class	(434,998)	(752,222)
C-Class	(674,918)	(1,720,566)
Net decrease in shares	(1,220,530)	(197,692)

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$32.71	$29.13	$27.00	$24.80	$20.56	$29.29
Income (loss) from investment operations:
Net investment income[b]	.39	.74	.73	.86	.61	.72
Net gain (loss) on investments (realized and unrealized)	(1.16)	3.96	1.80	2.96	4.85	(9.32)
Total from investment operations	(.77)	4.70	2.53	3.82	5.46	(8.60)
Less distributions from:
Net investment income	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Total distributions	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Net asset value, end of period	$31.94	$32.71	$29.13	$27.00	$24.80	$20.56

Total Return[c]	(2.35%)	16.75%	9.44%	15.94%	26.58%	(29.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,247	$42,907	$37,469	$9,328	$9,912	$10,348
Ratios to average net assets:
Net investment income	2.38%	2.45%	2.59%	3.35%	2.49%	2.90%
Total expenses	1.41%	1.35%	1.35%	1.37%	1.39%	1.39%
Portfolio turnover rate	276%	534%	549%	800%	758%	684%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$30.19	$27.10	$25.26	$23.40	$19.56	$28.00
Income (loss) from investment operations:
Net investment income[b]	.37	.48	.56	.62	.47	.63
Net gain (loss) on investments (realized and unrealized)	(1.16)	3.73	1.68	2.86	4.59	(8.94)
Total from investment operations	(.79)	4.21	2.24	3.48	5.06	(8.31)
Less distributions from:
Net investment income	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Total distributions	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Net asset value, end of period	$29.40	$30.19	$27.10	$25.26	$23.40	$19.56

Total Return[c]	(2.62%)	16.23%	8.90%	15.43%	25.89%	(29.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,293	$4,812	$8,036	$1,240	$1,184	$5,939
Ratios to average net assets:
Net investment income	2.48%	1.70%	2.11%	2.53%	2.07%	2.72%
Total expenses	1.88%	1.85%	1.84%	1.87%	1.88%	1.90%
Portfolio turnover rate	276%	534%	549%	800%	758%	684%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$30.95	$27.69	$25.75	$23.77	$19.80	$28.27
Income (loss) from investment operations:
Net investment income[b]	.31	.65	.67	.54	.65	.54
Net gain (loss) on investments (realized and unrealized)	(1.08)	3.73	1.67	3.06	4.54	(8.88)
Total from investment operations	(.77)	4.38	2.34	3.60	5.19	(8.34)
Less distributions from:
Net investment income	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Total distributions	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Net asset value, end of period	$30.18	$30.95	$27.69	$25.75	$23.77	$19.80

Total Return[c]	(2.49%)	16.46%	9.16%	15.70%	26.24%	(29.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,668	$6,938	$7,912	$3,289	$1,721	$1,489
Ratios to average net assets:
Net investment income	1.98%	2.26%	2.47%	2.23%	2.81%	2.15%
Total expenses	1.64%	1.61%	1.60%	1.63%	1.64%	1.64%
Portfolio turnover rate	276%	534%	549%	800%	758%	684%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$27.96	$25.31	$23.76	$22.21	$18.71	$26.93
Income (loss) from investment operations:
Net investment income[b]	.18	.42	.42	.39	.39	.32
Net gain (loss) on investments (realized and unrealized)	(.98)	3.35	1.53	2.78	4.33	(8.41)
Total from investment operations	(.80)	3.77	1.95	3.17	4.72	(8.09)
Less distributions from:
Net investment income	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Total distributions	—	(1.12)	(.40)	(1.62)	(1.22)	(.13)
Net asset value, end of period	$27.16	$27.96	$25.31	$23.76	$22.21	$18.71

Total Return[c]	(2.86%)	15.58%	8.28%	14.85%	25.24%	(30.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,488	$7,001	$6,961	$4,751	$7,306	$4,127
Ratios to average net assets:
Net investment income	1.27%	1.62%	1.70%	1.72%	1.77%	1.31%
Total expenses	2.39%	2.36%	2.35%	2.38%	2.39%	2.39%
Portfolio turnover rate	276%	534%	549%	800%	758%	684%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”) as a non-diversified, open-ended investment company. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At September 30, 2013, the Trust consisted of fifty-one separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports. Only Investor Class, Advisor Class, A-Class, C-Class and H-Class shares had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds.

Management Fees
Fund	(as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, GDL will receive shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2013, GDL retained sales charges of $158,439 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. A fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carry forwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carry forwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain/(Loss)
Banking Fund	$15,786,159	$914,543	$(79,043)	$835,500
Basic Materials Fund	35,379,260	5,504,339	(319,552)	5,184,787
Biotechnology Fund	275,619,991	156,445,912	(7,144,993)	149,300,919
Consumer Products Fund	146,580,720	35,391,610	(1,199,211)	34,192,399
Electronics Fund	8,871,549	540,788	(66,957)	473,831
Energy Fund	39,134,539	20,069,136	(343,943)	19,725,193
Energy Services Fund	28,540,708	20,563,035	(93,260)	20,469,775
Financial Services Fund	17,629,568	2,566,373	(174,178)	2,392,195
Health Care Fund	92,380,007	31,828,254	(324,048)	31,504,206
Internet Fund	27,014,330	4,287,751	(308,231)	3,979,520
Leisure Fund	23,850,214	7,169,920	(48,330)	7,121,590
Precious Metals Fund	85,302,872	—	(14,720,287)	(14,720,287)
Real Estate Fund	11,616,109	390,073	(123,907)	266,166
Retailing Fund	19,736,163	5,236,382	(234,875)	5,001,507
Technology Fund	29,860,585	6,597,753	(427,956)	6,169,797
Telecommunications Fund	4,389,893	—	(242,878)	(242,878)
Transportation Fund	104,999,764	10,865,585	(1,206,563)	9,659,022
Utilities Fund	17,213,417	4,607,279	(22,112)	4,585,167

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

130  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$16,311,282	$310,377	$—	$16,621,659
Basic Materials Fund	39,807,644	756,403	—	40,564,047
Biotechnology Fund	386,694,998	38,225,912	—	424,920,910
Consumer Products Fund	178,943,925	1,829,194	—	180,773,119
Electronics Fund	9,308,037	37,343	—	9,345,380
Energy Fund	58,496,597	363,135	—	58,859,732
Energy Services Fund	48,311,372	699,111	—	49,010,483
Financial Services Fund	19,985,452	36,311	—	20,021,763
Health Care Fund	121,307,859	2,576,354	—	123,884,213
Internet Fund	30,175,803	818,047	—	30,993,850
Leisure Fund	30,216,808	754,996	—	30,971,804
Precious Metals Fund	65,296,560	5,286,025	—	70,582,585
Real Estate Fund	11,864,116	18,159	—	11,882,275
Retailing Fund	24,419,086	318,584	—	24,737,670
Technology Fund	35,635,524	394,858	—	36,030,382
Telecommunications Fund	4,084,912	62,103	—	4,147,015
Transportation Fund	114,484,940	173,846	—	114,658,786
Utilities Fund	21,636,195	162,389	—	21,798,584

For the period ended September 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.01%			0.88%
Due 10/01/13	$21,096,136	$21,096,142	01/31/17	$21,408,600	$21,518,088

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2013, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
Banking Fund	$168,456	$175,050
Basic Materials Fund	487,490	510,065
Biotechnology Fund	35,194,217	37,200,588
Consumer Products Fund	1,829,718	1,829,194	*
Energy Fund	222,680	237,500
Energy Services Fund	327,063	335,775
Health Care Fund	1,751,392	1,829,431
Internet Fund	476,178	503,950
Leisure Fund	479,246	493,498
Precious Metals Fund	4,364,146	4,809,680
Retailing Fund	246,252	251,365
Technology Fund	241,131	250,250
Telecommunications Fund	45,706	49,245

* Subsequent to September 30, 2013, additional collateral was received.

The following represents a breakdown of the collateral for the joint repurchase agreements at September 30, 2013:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.06%			0.00%
Due 10/01/13	$33,647,201	$33,647,425	07/15/19 – 11/15/20	$40,016,017	$34,319,314
RBS Securities, Inc.			Freddie Mac
0.07%			0.50%
Due 10/01/13	31,418,410	31,418,654	01/15/16	32,093,965	32,051,012

7. Securities Transactions

For the period ended September 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Banking Fund	$28,458,348	$32,351,367
Basic Materials Fund	68,424,782	83,483,839
Biotechnology Fund	266,466,079	187,476,014
Consumer Products Fund	148,023,984	199,946,909
Electronics Fund	53,920,667	50,078,337
Energy Fund	40,130,774	53,749,443
Energy Services Fund	79,669,967	83,974,762
Financial Services Fund	48,243,460	56,350,589
Health Care Fund	153,596,932	164,493,048
Internet Fund	67,498,602	49,082,973
Leisure Fund	45,095,815	43,757,630
Precious Metals Fund	140,459,522	136,078,461
Real Estate Fund	77,526,906	90,023,979
Retailing Fund	111,578,478	107,388,543
Technology Fund	42,746,035	22,777,802
Telecommunications Fund	31,420,832	31,745,910
Transportation Fund	201,791,138	183,674,053
Utilities Fund	163,864,331	201,345,419

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2013. On September 30, 2013, the Consumer Products Fund borrowed $746,000 under this agreement. The Funds did not have any other borrowings under this agreement at September 30, 2013.

132  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily balances borrowed for the period ended September 30, 2013 were as follows:

Fund	Average Daily Balance
Banking Fund	$10,295
Basic Materials Fund	41,956
Biotechnology Fund	21,497
Consumer Products Fund	26,880
Electronics Fund	2,322
Energy Fund	8,055
Energy Services Fund	16,760
Financial Services Fund	12,749
Health Care Fund	23,661
Internet Fund	26,060
Leisure Fund	5,246
Precious Metals Fund	18,426
Real Estate Fund	20,361
Retailing Fund	20,563
Technology Fund	8,016
Telecommunications Fund	12,530
Transportation Fund	22,459
Utilities Fund	92,087

9. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On November 20, 2013, the District Court ordered the parties in the FitzSimons action to meet and confer regarding a potential protocol for the briefing and argument of motions to dismiss to be filed in that action.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  133

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

10. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the
					Statements of Assets and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received	Amount
	Banking Fund
	Repurchase agreements	$310,377	$—	$310,377	$—	$310,377	$—
	Securities lending	168,456	—	168,456	—	168,456	—
	Total	478,833	—	478,833	—	478,833	—
	Basic Materials Fund
	Repurchase agreements	756,403	—	756,403	—	756,403	—
	Securities lending	487,490	—	487,490	—	487,490	—
	Total	1,243,893	—	1,243,893	—	1,243,893	—
	Biotechnology Fund
	Repurchase agreements	38,225,912	—	38,225,912	—	38,225,912	—
	Securities lending	35,194,217	—	35,194,217	—	35,194,217	—
	Total	73,420,129	—	73,420,129	—	73,420,129	—
	Consumer Products Fund
	Securities lending	1,829,718	—	1,829,718	—	1,829,718	—
	Repurchase agreements	1,829,194	—	1,829,194	—	1,829,194	—
	Total	3,658,912	—	3,658,912	—	3,658,912	—
	Electronics Fund
	Repurchase agreements	37,343	—	37,343	—	37,343	—
	Total	37,343	—	37,343	—	37,343	—
	Energy Fund
	Repurchase agreements	363,135	—	363,135	—	363,135	—
	Securities lending	222,680	—	222,680	—	222,680	—
	Total	585,815	—	585,815	—	585,815	—
	Energy Services Fund
	Repurchase agreements	699,111	—	699,111	—	699,111	—
	Securities lending	327,063	—	327,063	—	327,063	—
	Total	1,026,174	—	1,026,174	—	1,026,174	—
	Financial Services Fund
	Repurchase agreements	36,311	—	36,311	—	36,311	—
	Total	36,311	—	36,311	—	36,311	—
	Health Care Fund
	Repurchase agreements	2,576,354	—	2,576,354	—	2,576,354	—
	Securities lending	1,751,392	—	1,751,392	—	1,751,392	—
	Total	4,327,746	—	4,327,746	—	4,327,746	—

134  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Internet Fund
Repurchase agreements	818,047	—	818,047	—	818,047	—
Securities lending	476,178	—	476,178	—	476,178	—
Total	1,294,225	—	1,294,225	—	1,294,225	—
Leisure Fund
Repurchase agreements	754,996	—	754,996	—	754,996	—
Securities lending	479,246	—	479,246	—	479,246	—
Total	1,234,242	—	1,234,242	—	1,234,242	—
Precious Metals Fund
Repurchase agreements	5,286,025	—	5,286,025	—	5,286,025	—
Securities lending	4,364,146	—	4,364,146	—	4,364,146	—
Total	9,650,171	—	9,650,171	—	9,650,171	—
Real Estate Fund
Repurchase agreements	18,159	—	18,159	—	18,159	—
Total	18,159	—	18,159	—	18,159	—
Retailing Fund
Repurchase agreements	$318,584	$—	$318,584	$—	$318,584	$—
Securities lending	246,252	—	246,252	—	246,252	—
Total	564,836	—	564,836	—	564,836	—
Technology Fund
Repurchase agreements	394,858	—	394,858	—	394,858	—
Securities lending	241,131	—	241,131	—	241,131	—
Total	635,989	—	635,989	—	635,989	—
Telecommunications Fund
Repurchase agreements	62,103	—	62,103	—	62,103	—
Securities lending	45,706	—	45,706	—	45,706	—
Total	107,809	—	107,809	—	107,809	—
Transportation Fund
Repurchase agreements	173,846	—	173,846	—	173,846	—
Total	173,846	—	173,846	—	173,846	—
Utilities Fund
Repurchase agreements	162,389	—	162,389	—	162,389	—
Total	162,389	—	162,389	—	162,389	—

					Gross Amounts Not Offset in the
					Statements of Assets and Liabilities
				Net Amount of
				Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	and Liabilities	Instruments	Pledged	Amount
Banking Fund	Securities lending	$175,050	$—	$175,050	$—	$175,050	$—
Basic Materials Fund	Securities lending	510,065	—	510,065	—	510,065	—
Biotechnology Fund	Securities lending	37,200,588	—	37,200,588	—	37,200,588	—
Consumer Products Fund	Securities lending	1,829,194	—	1,829,194	—	1,829,194	—
Energy Fund	Securities lending	237,500	—	237,500	—	237,500	—
Energy Services Fund	Securities lending	335,775	—	335,775	—	335,775	—
Health Care Fund	Securities lending	1,829,431	—	1,829,431	—	1,829,431	—
Internet Fund	Securities lending	503,950	—	503,950	—	503,950	—
Leisure Fund	Securities lending	493,498	—	493,498	—	493,498	—
Precious Metals Fund	Securities lending	4,809,680	—	4,809,680	—	4,809,680	—
Retailing Fund	Securities lending	251,365	—	251,365	—	251,365	—
Technology Fund	Securities lending	250,250	—	250,250	—	250,250	—
Telecommunications Fund	Securities lending	49,245	—	49,245	—	49,245	—

1 Refer to notes 5 and 6 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  135

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Board Considerations Regarding Approval of Investment Advisory Agreement

At in-person meetings of the Rydex Series Funds’ (the “Trust”) Board of Trustees (the “Board”) held on May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees met in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of the Adviser.

136  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

In considering the continuation of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Adviser as to why the addition of breakpoints was not currently appropriate ; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin as reflected in the Adviser’s profitability analysis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT  |  137

OTHER INFORMATION (Unaudited) (concluded)

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreement, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

138  |  THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	211
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	131
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	131
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	131
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	131
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present;

Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and

Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	131
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	131
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	131
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Advisor Research Center, Inc., Secretary (2006–2009), and Executive Vice President (2006)

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”— tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

DOMESTIC EQUITY FUNDS	INTERNATIONAL EQUITY FUNDS
NOVA FUND	EUROPE 1.25x STRATEGY FUND
S&P 500® FUND	JAPAN 2x STRATEGY FUND
INVERSE S&P 500® STRATEGY FUND
NASDAQ-100® FUND	SPECIALTY FUNDS
INVERSE NASDAQ-100® STRATEGY FUND	STRENGTHENING DOLLAR 2x STRATEGY FUND
MID-CAP 1.5x STRATEGY FUND	WEAKENING DOLLAR 2x STRATEGY FUND
INVERSE MID-CAP STRATEGY FUND
RUSSELL 2000® 1.5x STRATEGY FUND	FIXED INCOME FUNDS
RUSSELL 2000® FUND	GOVERNMENT LONG BOND 1.2x STRATEGY FUND
INVERSE RUSSELL 2000® STRATEGY FUND	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
S&P 500® PURE GROWTH FUND	HIGH YIELD STRATEGY FUND
S&P 500® PURE VALUE FUND	INVERSE HIGH YIELD STRATEGY FUND
S&P MIDCAP 400® PURE GROWTH FUND
S&P MIDCAP 400® PURE VALUE FUND	MONEY MARKET FUND
S&P SMALLCAP 600® PURE GROWTH FUND	U.S. GOVERNMENT MONEY MARKET FUND
S&P SMALLCAP 600® PURE VALUE FUND

RBENF-SEMI-0913x0314

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments

eDelivery services, contact one of our Shareholder Service

Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended September 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

October 31, 2013

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	September 30, 2013

For the first part of the six-month period ended September 30, 2013, the U.S. economy and investment markets benefited from continued monetary accommodation from the world’s central banks and an improving picture for housing and employment.

Volatility rose in the final weeks of the period, however, as markets braced for a government shutdown over a budget impasse and suspected that the U.S. economy is not expanding quickly enough. In addition, confusion clouded the expected start of the end of quantitative easing (QE), speculation over which began rattling investors as far back as May. In refraining from tapering in September, the Fed made it clear that it does not currently see enough economic growth potential to remove extreme monetary accommodation.

The pace of job creation in this economic expansion continues to be subpar. Although the unemployment rate mid-year fell to a four and a half year low, its decline was more a function of a declining labor force participation rate than exuberant hiring. Additionally, solid job gains in the private sector over the period were overshadowed by sluggish growth in aggregate earnings, owing to a rising share of part-time employment which puts downward pressure on consumption growth.

Economic data continue to confirm that housing has been the key pillar supporting the ongoing U.S. expansion, generating 50% of growth in the first half of 2013. Concerns about tapering mid-year drove interest rates higher, with mortgage rates rising by over 100 basis points from May through August. This is having a severe impact on housing, even though it may not show up in the economic data until later in the year.

Markets also have had to deal with substantial uncertainty overseas. Fears of a Chinese credit crunch stoked investor anxiety, and measures implemented to address structural problems in China’s economy appear to be temporary rather than long-term solutions. The devaluation of the Japanese yen is putting pressure on all the economies in the region, making the global economy vulnerable to an unexpected economic shock. Europe, meanwhile, is bouncing along a bottom, and the growth outlook, while improving, remains weak.

From a policy standpoint, the Fed appears to be concerned about the impact higher interest rates are having on the economy and the housing sector in particular, and it seems to be guiding long-term rates closer to the rate of inflation to stimulate growth. The Federal Open Market Committee has been very clear that the Fed will not allow interest rates to rise significantly until output and the crucial real estate market have reaccelerated.

For the six-month period ended September 30, 2013, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 8.31%. The Barclays U.S. Aggregate Bond Index* returned -1.77% for the period, while the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index* returned 0.04%. The MSCI World Index* returned 8.88%, while the MSCI Emerging Markets Index* returned -2.78%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2013 and ending September 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.27%	11.42%	$1,000.00	$1,114.20	$ 6.73
Advisor Class	1.78%	11.15%	1,000.00	1,111.50	9.42
A-Class	1.52%	11.31%	1,000.00	1,113.10	8.05
C-Class	2.27%	10.89%	1,000.00	1,108.90	12.00
S&P 500® Fund
A-Class	1.54%	7.45%	1,000.00	1,074.50	8.01
C-Class	2.29%	7.03%	1,000.00	1,070.30	11.88
H-Class	1.54%	7.45%	1,000.00	1,074.50	8.01
Inverse S&P 500® Strategy Fund
Investor Class	1.42%	(9.03%)	1,000.00	909.70	6.80
Advisor Class	1.93%	(9.22%)	1,000.00	907.80	9.23
A-Class	1.68%	(9.14%)	1,000.00	908.60	8.04
C-Class	2.43%	(9.43%)	1,000.00	905.70	11.61
NASDAQ-100® Fund
Investor Class	1.29%	14.31%	1,000.00	1,143.10	6.93
Advisor Class	1.79%	13.97%	1,000.00	1,139.70	9.60
A-Class	1.54%	14.18%	1,000.00	1,141.80	8.27
C-Class	2.29%	13.75%	1,000.00	1,137.50	12.27
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%	(14.12%)	1,000.00	858.80	6.80
Advisor Class	1.96%	(14.34%)	1,000.00	856.60	9.12
A-Class	1.71%	(14.08%)	1,000.00	859.20	7.97
C-Class	2.46%	(14.45%)	1,000.00	855.50	11.44
Mid-Cap 1.5x Strategy Fund
A-Class	1.68%	11.52%	1,000.00	1,115.20	8.91
C-Class	2.43%	11.11%	1,000.00	1,111.10	12.86
H-Class	1.68%	11.48%	1,000.00	1,114.80	8.91
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	(9.74%)	1,000.00	902.60	7.97
C-Class	2.43%	(10.12%)	1,000.00	898.80	11.57
H-Class	1.67%	(9.76%)	1,000.00	902.40	7.96
Russell 2000® 1.5x Strategy Fund
A-Class	1.72%	19.35%	1,000.00	1,193.50	9.46
C-Class	2.47%	18.92%	1,000.00	1,189.20	13.56
H-Class	1.72%	19.37%	1,000.00	1,193.70	9.46
Russell 2000® Fund
A-Class	1.59%	12.74%	1,000.00	1,127.40	8.48
C-Class	2.36%	12.21%	1,000.00	1,122.10	12.55
H-Class	1.58%	12.59%	1,000.00	1,125.90	8.42
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	(13.89%)	1,000.00	861.10	7.98
C-Class	2.47%	(14.22%)	1,000.00	857.80	11.50
H-Class	1.72%	(13.87%)	1,000.00	861.30	8.03
S&P 500® Pure Growth Fund
A-Class	1.52%	13.82%	1,000.00	1,138.20	8.15
C-Class	2.27%	13.40%	1,000.00	1,134.00	12.14
H-Class	1.53%	13.85%	1,000.00	1,138.50	8.20
S&P 500® Pure Value Fund
A-Class	1.52%	12.73%	1,000.00	1,127.30	8.11
C-Class	2.27%	12.30%	1,000.00	1,123.00	12.08
H-Class	1.52%	12.73%	1,000.00	1,127.30	8.11

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
S&P MidCap 400® Pure Growth Fund
A-Class	1.52%	9.79%	$1,000.00	$1,097.90	$ 7.99
C-Class	2.27%	9.36%	1,000.00	1,093.60	11.91
H-Class	1.52%	9.80%	1,000.00	1,098.00	7.99
S&P MidCap 400® Pure Value Fund
A-Class	1.53%	8.60%	1,000.00	1,086.00	8.00
C-Class	2.28%	8.19%	1,000.00	1,081.90	11.90
H-Class	1.52%	8.52%	1,000.00	1,085.20	7.95
S&P SmallCap 600® Pure Growth Fund
A-Class	1.53%	15.76%	1,000.00	1,157.60	8.28
C-Class	2.28%	15.32%	1,000.00	1,153.20	12.31
H-Class	1.52%	15.74%	1,000.00	1,157.40	8.22
S&P SmallCap 600® Pure Value Fund
A-Class	1.53%	16.06%	1,000.00	1,160.60	8.29
C-Class	2.28%	15.65%	1,000.00	1,156.50	12.33
H-Class	1.53%	16.08%	1,000.00	1,160.80	8.29
Europe 1.25x Strategy Fund
A-Class	1.68%	11.94%	1,000.00	1,119.40	8.93
C-Class	2.43%	10.16%	1,000.00	1,101.60	12.80
H-Class	1.67%	10.77%	1,000.00	1,107.70	8.82
Japan 2x Strategy Fund
A-Class	1.52%	21.05%	1,000.00	1,210.50	8.42
C-Class	2.27%	20.64%	1,000.00	1,206.40	12.56
H-Class	1.52%	21.10%	1,000.00	1,211.00	8.42
Strengthening Dollar 2x Strategy Fund
A-Class	1.76%	(8.56%)	1,000.00	914.40	8.45
C-Class	2.53%	(8.97%)	1,000.00	910.30	12.12
H-Class	1.77%	(8.59%)	1,000.00	914.10	8.49
Weakening Dollar 2x Strategy Fund
A-Class	1.78%	5.72%	1,000.00	1,057.20	9.18
C-Class	2.55%	5.26%	1,000.00	1,052.60	13.12
H-Class	1.81%	5.67%	1,000.00	1,056.70	9.33
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	(9.43%)	1,000.00	905.70	4.63
Advisor Class	1.46%	(10.06%)	1,000.00	899.40	6.95
A-Class	1.22%	(9.44%)	1,000.00	905.60	5.83
C-Class	1.97%	(9.94%)	1,000.00	900.60	9.39
Inverse Government Long Bond Strategy Fund
Investor Class	3.10%	10.35%	1,000.00	1,103.50	16.35
Advisor Class	3.15%	10.43%	1,000.00	1,104.30	16.62
A-Class	3.39%	10.29%	1,000.00	1,102.90	17.87
C-Class	4.11%	9.90%	1,000.00	1,099.00	21.63
High Yield Strategy Fund
A-Class	1.51%	2.50%	1,000.00	1,025.00	7.67
C-Class	2.27%	2.14%	1,000.00	1,021.40	11.50
H-Class	1.52%	2.83%	1,000.00	1,028.30	7.73
Inverse High Yield Strategy Fund
A-Class	1.52%	(4.75%)	1,000.00	952.50	7.44
C-Class	2.27%	(5.13%)	1,000.00	948.70	11.09
H-Class	1.52%	(4.62%)	1,000.00	953.80	7.44
U.S. Government Money Market Fund
Money Market Class	0.09%	0.00%	1,000.00	1,000.00	0.45

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.27%	5.00%	$1,000.00	$1,018.70	$ 6.43
Advisor Class	1.78%	5.00%	1,000.00	1,016.14	9.00
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
S&P 500® Fund
A-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
H-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
Inverse S&P 500® Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.95	7.18
Advisor Class	1.93%	5.00%	1,000.00	1,015.39	9.75
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
NASDAQ-100® Fund
Investor Class	1.29%	5.00%	1,000.00	1,018.60	6.53
Advisor Class	1.79%	5.00%	1,000.00	1,016.09	9.05
A-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
Advisor Class	1.96%	5.00%	1,000.00	1,015.24	9.90
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
Mid-Cap 1.5x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Russell 2000® 1.5x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Russell 2000® Fund
A-Class	1.59%	5.00%	1,000.00	1,017.10	8.04
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
S&P 500® Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
S&P 500® Pure Value Fund
A-Class	1.52%	5.00%	$1,000.00	$1,017.45	$ 7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P MidCap 400® Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P MidCap 400® Pure Value Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P SmallCap 600® Pure Growth Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P SmallCap 600® Pure Value Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
Europe 1.25x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Japan 2x Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Strengthening Dollar 2x Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.53%	5.00%	1,000.00	1,012.38	12.76
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Weakening Dollar 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	5.00%	1,000.00	1,020.21	4.91
Advisor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.22%	5.00%	1,000.00	1,018.95	6.17
C-Class	1.97%	5.00%	1,000.00	1,015.19	9.95
Inverse Government Long Bond Strategy Fund
Investor Class	3.10%	5.00%	1,000.00	1,009.53	15.62
Advisor Class	3.15%	5.00%	1,000.00	1,009.28	15.87
A-Class	3.39%	5.00%	1,000.00	1,008.07	17.07
C-Class	4.11%	5.00%	1,000.00	1,004.46	20.65

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	March 31, 2013	September 30, 2013	Period[2]
High Yield Strategy Fund
A-Class	1.51%	5.00%	$1,000.00	$1,017.50	$ 7.64
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Inverse High Yield Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
U.S. Government Money Market Fund
Money Market Class	0.09%	5.00%	1,000.00	1,024.62	0.46

[1]	This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.41%, 1.90%, 1.66% and 2.41% for the Investor Class, Advisor Class, A-Class and C-Class, respectively. This ratio excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2013 to September 30, 2013.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2013

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.1%
Exxon Mobil Corp.	1.8%
Microsoft Corp.	1.2%
Google, Inc. — Class A	1.2%
Johnson & Johnson	1.2%
General Electric Co.	1.2%
Chevron Corp.	1.1%
Procter & Gamble Co.	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Wells Fargo & Co.	1.0%
Top Ten Total	12.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
NOVA FUND

	Shares	Value

COMMON STOCKS† - 72.8%

INFORMATION TECHNOLOGY - 13.0%
Apple, Inc.	4,046	$1,928,931
Microsoft Corp.	33,769	1,124,845
Google, Inc. — Class A*	1,243	1,088,756
International Business Machines Corp.	4,590	849,976
Cisco Systems, Inc.	23,889	559,480
Oracle Corp.	15,883	526,839
QUALCOMM, Inc.	7,647	515,102
Intel Corp.	22,191	508,618
Visa, Inc. — Class A	2,298	439,148
Mastercard, Inc. — Class A	464	312,170
eBay, Inc.*	5,190	289,550
EMC Corp.	9,266	236,839
Accenture plc — Class A	2,874	211,641
Texas Instruments, Inc.	4,905	197,524
Hewlett-Packard Co.	8,561	179,610
Automatic Data Processing, Inc.	2,147	155,400
Yahoo!, Inc.*	4,231	140,300
Salesforce.com, Inc.*	2,442	126,764
Cognizant Technology Solutions Corp. — Class A*	1,341	110,123
Adobe Systems, Inc.*	2,084	108,243
TE Connectivity Ltd.	1,841	95,327
Corning, Inc.	6,509	94,966
Applied Materials, Inc.	5,360	94,014
Dell, Inc.	6,534	89,973
Intuit, Inc.	1,326	87,927
Micron Technology, Inc.*	4,630	80,886
Symantec Corp.	3,116	77,121
Analog Devices, Inc.	1,387	65,258
NetApp, Inc.	1,517	64,655
Broadcom Corp. — Class A	2,453	63,803
SanDisk Corp.	1,070	63,676
Motorola Solutions, Inc.	1,054	62,587
Fidelity National Information Services, Inc.	1,303	60,511
Seagate Technology plc	1,379	60,317
Western Digital Corp.	942	59,723
Citrix Systems, Inc.*	838	59,171
Paychex, Inc.	1,453	59,050
Fiserv, Inc.*	579	58,508
Xilinx, Inc.	1,182	55,389
Amphenol Corp. — Class A	712	55,095
Xerox Corp.	5,164	53,138
Altera Corp.	1,425	52,953
Western Union Co.	2,463	45,960
KLA-Tencor Corp.	742	45,151
Juniper Networks, Inc.*	2,262	44,923
CA, Inc.	1,459	43,289
Linear Technology Corp.	1,041	41,286
Akamai Technologies, Inc.*	791	40,895
Autodesk, Inc.*	990	40,758
Teradata Corp.*	731	40,527
NVIDIA Corp.	2,574	40,051
Red Hat, Inc.*	845	38,988
Lam Research Corp.*	727	37,215
Microchip Technology, Inc.	878	35,375
Electronic Arts, Inc.*	1,369	34,978
Computer Sciences Corp.	659	34,097
VeriSign, Inc.*	599	30,483
F5 Networks, Inc.*	353	30,273
Harris Corp.	477	28,286
Molex, Inc.	608	23,420
Total System Services, Inc.	741	21,800
FLIR Systems, Inc.	637	20,002
LSI Corp.	2,434	19,034
Jabil Circuit, Inc.	822	17,821
JDS Uniphase Corp.*	1,057	15,548
Teradyne, Inc.*	852	14,075
First Solar, Inc.*	311	12,505
Total Information Technology		11,920,647
FINANCIALS - 11.8%
Berkshire Hathaway, Inc. — Class B*	8,014	909,670
Wells Fargo & Co.	21,527	889,495
JPMorgan Chase & Co.	16,765	866,583
Bank of America Corp.	47,861	660,482
Citigroup, Inc.	13,550	657,311
American International Group, Inc.	6,581	320,034
American Express Co.	4,133	312,123
U.S. Bancorp	8,191	299,627
Goldman Sachs Group, Inc.	1,857	293,795
MetLife, Inc.	4,986	234,093
Simon Property Group, Inc.	1,386	205,447
Capital One Financial Corp.	2,609	179,343
PNC Financial Services Group, Inc.	2,370	171,707
Morgan Stanley	6,195	166,955
Prudential Financial, Inc.	2,076	161,886
Bank of New York Mellon Corp.	5,122	154,632
BlackRock, Inc. — Class A	558	151,006
ACE Ltd.	1,515	141,744
Travelers Companies, Inc.	1,661	140,803
State Street Corp.	1,990	130,843
American Tower Corp. — Class A	1,762	130,617
Aflac, Inc.	2,076	128,691
Charles Schwab Corp.	5,149	108,850
Discover Financial Services	2,151	108,712
Marsh & McLennan Companies, Inc.	2,452	106,785
BB&T Corp.	3,137	105,874
Allstate Corp.	2,070	104,639
Public Storage	649	104,196
CME Group, Inc. — Class A	1,396	103,137
Aon plc	1,367	101,759
Chubb Corp.	1,140	101,756
Franklin Resources, Inc.	1,813	91,647
Prologis, Inc.	2,218	83,441
T. Rowe Price Group, Inc.	1,157	83,223
HCP, Inc.	2,030	83,129
McGraw Hill Financial, Inc.	1,229	80,610
Ventas, Inc.	1,310	80,565
Ameriprise Financial, Inc.	880	80,150
Equity Residential	1,493	79,980
Health Care REIT, Inc.	1,278	79,722
SunTrust Banks, Inc.	2,401	77,840

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
NOVA FUND

	Shares	Value

Weyerhaeuser Co.	2,605	$74,581
Boston Properties, Inc.	677	72,371
Fifth Third Bancorp	3,955	71,348
AvalonBay Communities, Inc.	545	69,264
Progressive Corp.	2,462	67,040
Vornado Realty Trust	778	65,399
M&T Bank Corp.	577	64,578
Loews Corp.	1,361	63,613
Hartford Financial Services Group, Inc.	2,026	63,049
Invesco Ltd.	1,974	62,971
Moody’s Corp.	862	60,624
Host Hotels & Resorts, Inc.	3,337	58,965
IntercontinentalExchange, Inc.*	321	58,236
Regions Financial Corp.	6,222	57,616
Northern Trust Corp.	1,003	54,553
Principal Financial Group, Inc.	1,223	52,369
Lincoln National Corp.	1,176	49,380
SLM Corp.	1,941	48,331
KeyCorp	4,058	46,261
NYSE Euronext	1,080	45,338
XL Group plc — Class A	1,272	39,203
Leucadia National Corp.	1,396	38,027
Kimco Realty Corp.	1,821	36,748
Unum Group	1,172	35,676
Macerich Co.	623	35,162
Plum Creek Timber Company, Inc.	731	34,233
Comerica, Inc.	828	32,549
Cincinnati Financial Corp.	653	30,795
Huntington Bancshares, Inc.	3,692	30,496
Torchmark Corp.	406	29,374
CBRE Group, Inc. — Class A*	1,237	28,612
Genworth Financial, Inc. — Class A*	2,199	28,125
Zions Bancorporation	819	22,457
E*TRADE Financial Corp.*	1,277	21,071
People’s United Financial, Inc.	1,432	20,592
Hudson City Bancorp, Inc.	2,122	19,204
Assurant, Inc.	339	18,340
Apartment Investment & Management Co. — Class A	652	18,217
NASDAQ OMX Group, Inc.	511	16,398
Legg Mason, Inc.	483	16,152
Total Financials		10,830,220
HEALTH CARE - 9.5%
Johnson & Johnson	12,557	1,088,565
Pfizer, Inc.	29,495	846,801
Merck & Company, Inc.	13,041	620,882
Gilead Sciences, Inc.*	6,817	428,379
Amgen, Inc.	3,357	375,783
Bristol-Myers Squibb Co.	7,332	339,325
UnitedHealth Group, Inc.	4,525	324,036
AbbVie, Inc.	7,067	316,107
Celgene Corp.*	1,832	282,000
Biogen Idec, Inc.*	1,059	254,965
Medtronic, Inc.	4,441	236,484
Abbott Laboratories	6,923	229,774
Express Scripts Holding Co.*	3,630	224,261
Eli Lilly & Co.	4,422	222,559
Baxter International, Inc.	2,415	158,642
Thermo Fisher Scientific, Inc.	1,609	148,269
McKesson Corp.	1,018	130,610
Covidien plc	2,046	124,683
Allergan, Inc.	1,320	119,394
WellPoint, Inc.	1,333	111,452
Actavis, Inc.*	772	111,168
Regeneron Pharmaceuticals, Inc.*	349	109,192
Aetna, Inc.	1,655	105,953
Alexion Pharmaceuticals, Inc.*	870	101,059
Cigna Corp.	1,259	96,767
Stryker Corp.	1,315	88,881
Becton Dickinson and Co.	865	86,517
Cardinal Health, Inc.	1,515	79,007
Vertex Pharmaceuticals, Inc.*	1,040	78,853
Agilent Technologies, Inc.	1,470	75,338
Boston Scientific Corp.*	5,980	70,205
Zoetis, Inc.	2,230	69,398
Cerner Corp.*	1,312	68,946
St. Jude Medical, Inc.	1,275	68,391
Intuitive Surgical, Inc.*	179	67,352
Mylan, Inc.*	1,701	64,927
Humana, Inc.	695	64,864
AmerisourceBergen Corp. — Class A	1,031	62,994
Zimmer Holdings, Inc.	757	62,180
Life Technologies Corp.*	769	57,544
Perrigo Co.	420	51,820
Forest Laboratories, Inc.*	1,054	45,101
DaVita HealthCare Partners, Inc.*	782	44,496
Quest Diagnostics, Inc.	676	41,770
Waters Corp.*	380	40,360
CR Bard, Inc.	350	40,320
Laboratory Corporation of America Holdings*	400	39,656
Varian Medical Systems, Inc.*	480	35,870
CareFusion Corp.*	956	35,276
Edwards Lifesciences Corp.*	498	34,676
Hospira, Inc.*	739	28,984
DENTSPLY International, Inc.	638	27,696
Tenet Healthcare Corp.*	456	18,783
PerkinElmer, Inc.	496	18,724
Patterson Companies, Inc.	372	14,954
Total Health Care		8,690,993
CONSUMER DISCRETIONARY - 9.1%
Comcast Corp. — Class A	11,650	525,997
Amazon.com, Inc.*	1,652	516,480
Home Depot, Inc.	6,378	483,771
Walt Disney Co.	7,401	477,289
McDonald’s Corp.	4,457	428,807
Twenty-First Century Fox, Inc.	8,846	296,341
Ford Motor Co.	17,551	296,086
Time Warner, Inc.	4,102	269,953
Starbucks Corp.	3,346	257,542
NIKE, Inc. — Class B	3,332	242,036
Priceline.com, Inc.*	226	228,475
Lowe’s Companies, Inc.	4,688	223,196
Target Corp.	2,809	179,719

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
NOVA FUND

	Shares	Value

TJX Companies, Inc.	3,185	$179,602
Viacom, Inc. — Class B	1,932	161,477
General Motors Co.*	4,191	150,750
Yum! Brands, Inc.	1,991	142,137
Time Warner Cable, Inc.	1,271	141,844
CBS Corp. — Class B	2,505	138,176
DIRECTV*	2,278	136,111
Johnson Controls, Inc.	3,052	126,658
Discovery Communications, Inc. — Class A*	1,032	87,121
Netflix, Inc.*	267	82,559
VF Corp.	391	77,828
Dollar General Corp.*	1,328	74,979
Bed Bath & Beyond, Inc.*	969	74,962
Delphi Automotive plc	1,257	73,434
Omnicom Group, Inc.	1,144	72,576
Macy’s, Inc.	1,672	72,348
Ross Stores, Inc.	965	70,252
AutoZone, Inc.*	162	68,483
Coach, Inc.	1,253	68,326
L Brands, Inc.	1,086	66,355
Mattel, Inc.	1,540	64,465
Harley-Davidson, Inc.	990	63,598
Carnival Corp.	1,947	63,551
O’Reilly Automotive, Inc.*	483	61,626
Chipotle Mexican Grill, Inc. — Class A*	143	61,304
Starwood Hotels & Resorts Worldwide, Inc.	867	57,612
Wynn Resorts Ltd.	362	57,199
Dollar Tree, Inc.*	997	56,989
Genuine Parts Co.	688	55,652
Whirlpool Corp.	352	51,547
BorgWarner, Inc.	507	51,405
The Gap, Inc.	1,231	49,585
CarMax, Inc.*	992	48,082
Kohl’s Corp.	907	46,937
Best Buy Company, Inc.	1,202	45,075
Ralph Lauren Corp. — Class A	272	44,807
PVH Corp.	364	43,203
Staples, Inc.	2,946	43,159
Marriott International, Inc. — Class A	1,018	42,817
Scripps Networks Interactive, Inc. — Class A	491	38,352
TripAdvisor, Inc.*	502	38,072
Tiffany & Co.	489	37,467
Nordstrom, Inc.	646	36,305
Wyndham Worldwide Corp.	591	36,033
News Corp. — Class A*	2,221	35,669
PetSmart, Inc.	465	35,461
Newell Rubbermaid, Inc.	1,280	35,200
H&R Block, Inc.	1,220	32,525
Interpublic Group of Companies, Inc.	1,885	32,384
Family Dollar Stores, Inc.	429	30,897
Gannett Company, Inc.	1,024	27,433
Darden Restaurants, Inc.	585	27,080
Lennar Corp. — Class A	743	26,301
PulteGroup, Inc.	1,561	25,757
Fossil Group, Inc.*	221	25,689
GameStop Corp. — Class A	517	25,669
Goodyear Tire & Rubber Co.*	1,099	24,673
Expedia, Inc.	475	24,600
Garmin Ltd.	544	24,584
DR Horton, Inc.	1,264	24,560
Hasbro, Inc.[1]	516	24,324
International Game Technology	1,161	21,978
Harman International Industries, Inc.	302	20,001
Leggett & Platt, Inc.	637	19,206
Urban Outfitters, Inc.*	485	17,833
Cablevision Systems Corp. — Class A	954	16,065
AutoNation, Inc.*	291	15,181
Abercrombie & Fitch Co. — Class A	345	12,203
JC Penney Company, Inc.*	1,357	11,969
Washington Post Co. — Class B	17	10,393
Total Consumer Discretionary		8,314,147
INDUSTRIALS - 7.8%
General Electric Co.	45,369	1,083,865
United Technologies Corp.	3,759	405,295
Boeing Co.	3,094	363,545
3M Co.	2,893	345,453
Union Pacific Corp.	2,071	321,709
United Parcel Service, Inc. — Class B	3,220	294,212
Honeywell International, Inc.	3,493	290,059
Caterpillar, Inc.	2,839	236,688
Emerson Electric Co.	3,182	205,875
Danaher Corp.	2,670	185,085
Lockheed Martin Corp.	1,200	153,060
FedEx Corp.	1,324	151,082
Precision Castparts Corp.	651	147,933
Eaton Corporation plc	2,112	145,390
Illinois Tool Works, Inc.	1,835	139,955
Deere & Co.	1,708	139,014
General Dynamics Corp.	1,483	129,792
CSX Corp.	4,536	116,757
Raytheon Co.	1,437	110,750
Norfolk Southern Corp.	1,395	107,903
Cummins, Inc.	775	102,974
Northrop Grumman Corp.	1,029	98,023
Delta Air Lines, Inc.	3,822	90,161
PACCAR, Inc.	1,574	87,609
Waste Management, Inc.	1,940	80,006
Ingersoll-Rand plc	1,210	78,577
WW Grainger, Inc.	281	73,541
Parker Hannifin Corp.	665	72,299
Tyco International Ltd.	2,055	71,884
Dover Corp.	761	68,361
Rockwell Automation, Inc.	623	66,624
Stanley Black & Decker, Inc.	709	64,214
Fastenal Co.	1,220	61,305
Roper Industries, Inc.	440	58,463
Pentair Ltd.	885	57,472
Kansas City Southern	490	53,586
Fluor Corp.	729	51,730
AMETEK, Inc.	1,090	50,162
Southwest Airlines Co.	3,149	45,849
Stericycle, Inc.*	383	44,198
CH Robinson Worldwide, Inc.	706	42,049

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
NOVA FUND

	Shares	Value

Expeditors International of Washington, Inc.	924	$40,711
Rockwell Collins, Inc.	599	40,648
Republic Services, Inc. — Class A	1,214	40,499
Flowserve Corp.	631	39,368
Pall Corp.	496	38,212
L-3 Communications Holdings, Inc.	398	37,611
ADT Corp.	888	36,106
Nielsen Holdings N.V.	954	34,773
Textron, Inc.	1,254	34,623
Jacobs Engineering Group, Inc.*	585	34,035
Masco Corp.	1,590	33,835
Equifax, Inc.	544	32,558
Quanta Services, Inc.*	955	26,272
Snap-on, Inc.	262	26,069
Robert Half International, Inc.	624	24,355
Joy Global, Inc.	474	24,193
Cintas Corp.	460	23,552
Xylem, Inc.	830	23,182
Iron Mountain, Inc.	756	20,427
Dun & Bradstreet Corp.	175	18,174
Pitney Bowes, Inc.	904	16,444
Ryder System, Inc.	229	13,671
Total Industrials		7,151,827
ENERGY - 7.6%
Exxon Mobil Corp.	19,609	1,687,158
Chevron Corp.	8,612	1,046,358
Schlumberger Ltd.	5,892	520,617
ConocoPhillips	5,447	378,621
Occidental Petroleum Corp.	3,593	336,089
Anadarko Petroleum Corp.	2,240	208,298
EOG Resources, Inc.	1,210	204,829
Halliburton Co.	3,765	181,285
Phillips 66	2,719	157,213
Apache Corp.	1,797	152,997
National Oilwell Varco, Inc.	1,910	149,190
Pioneer Natural Resources Co.	613	115,734
Williams Companies, Inc.	3,044	110,680
Marathon Oil Corp.	3,161	110,256
Noble Energy, Inc.	1,600	107,216
Kinder Morgan, Inc.	2,995	106,532
Spectra Energy Corp.	2,984	102,142
Hess Corp.	1,281	99,073
Devon Energy Corp.	1,698	98,076
Baker Hughes, Inc.	1,979	97,169
Marathon Petroleum Corp.	1,400	90,048
Valero Energy Corp.	2,414	82,438
Cabot Oil & Gas Corp.	1,879	70,124
Cameron International Corp.*	1,092	63,740
Equities Corp.	670	59,442
Chesapeake Energy Corp.	2,262	58,541
FMC Technologies, Inc.*	1,052	58,302
Southwestern Energy Co.*	1,563	56,862
Ensco plc — Class A	1,041	55,955
Range Resources Corp.	732	55,551
Murphy Oil Corp.	781	47,110
Noble Corp.	1,129	42,642
CONSOL Energy, Inc.	1,023	34,423
Helmerich & Payne, Inc.	475	32,751
Denbury Resources, Inc.*	1,658	30,524
Tesoro Corp.	599	26,344
QEP Resources, Inc.	802	22,207
Peabody Energy Corp.	1,206	20,804
Rowan Companies plc — Class A*	555	20,380
Diamond Offshore Drilling, Inc.	307	19,132
Nabors Industries Ltd.	1,156	18,565
WPX Energy, Inc.*	891	17,161
Newfield Exploration Co.*	609	16,668
Total Energy		6,969,247
CONSUMER STAPLES - 7.3%
Procter & Gamble Co.	12,199	922,122
Coca-Cola Co.	16,988	643,505
Philip Morris International, Inc.	7,210	624,314
PepsiCo, Inc.	6,871	546,245
Wal-Mart Stores, Inc.	7,247	535,988
CVS Caremark Corp.	5,477	310,820
Altria Group, Inc.	8,926	306,608
Mondelez International, Inc. — Class A	7,934	249,286
Colgate-Palmolive Co.	3,924	232,693
Costco Wholesale Corp.	1,949	224,369
Walgreen Co.	3,875	208,475
Kimberly-Clark Corp.	1,709	161,022
Kraft Foods Group, Inc.	2,652	139,071
General Mills, Inc.	2,862	137,147
Archer-Daniels-Midland Co.	2,940	108,310
Whole Foods Market, Inc.	1,657	96,935
Kroger Co.	2,309	93,145
Sysco Corp.	2,618	83,331
Estee Lauder Companies, Inc. — Class A	1,138	79,546
Lorillard, Inc.	1,662	74,424
Reynolds American, Inc.	1,414	68,975
Kellogg Co.	1,145	67,246
Mead Johnson Nutrition Co. — Class A	901	66,908
Hershey Co.	663	61,328
ConAgra Foods, Inc.	1,884	57,161
Brown-Forman Corp. — Class B	727	49,530
JM Smucker Co.	470	49,369
Clorox Co.	581	47,479
Beam, Inc.	726	46,936
Coca-Cola Enterprises, Inc.	1,112	44,714
Constellation Brands, Inc. — Class A*	737	42,304
Dr Pepper Snapple Group, Inc.	903	40,472
Avon Products, Inc.	1,928	39,717
McCormick & Company, Inc.	585	37,850
Tyson Foods, Inc. — Class A	1,241	35,095
Molson Coors Brewing Co. — Class B	700	35,091
Safeway, Inc.	1,080	34,549
Campbell Soup Co.	792	32,242
Monster Beverage Corp.*	601	31,402
Hormel Foods Corp.	603	25,398
Total Consumer Staples		6,691,122

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
NOVA FUND

	Shares	Value

MATERIALS - 2.6%
Monsanto Co.	2,378	$248,192
EI du Pont de Nemours & Co.	4,110	240,681
Dow Chemical Co.	5,390	206,976
Praxair, Inc.	1,317	158,317
Freeport-McMoRan Copper & Gold, Inc.	4,625	152,995
LyondellBasell Industries N.V. — Class A	2,001	146,533
Ecolab, Inc.	1,206	119,105
PPG Industries, Inc.	640	106,918
Air Products & Chemicals, Inc.	937	99,856
International Paper Co.	1,990	89,152
Sherwin-Williams Co.	392	71,415
Nucor Corp.	1,418	69,510
Mosaic Co.	1,515	65,175
Newmont Mining Corp.	2,215	62,242
CF Industries Holdings, Inc.	259	54,605
Eastman Chemical Co.	686	53,439
Sigma-Aldrich Corp.	540	46,062
FMC Corp.	611	43,821
Alcoa, Inc.	4,766	38,700
Airgas, Inc.	299	31,709
MeadWestvaco Corp.	790	30,320
Vulcan Materials Co.	579	29,998
International Flavors & Fragrances, Inc.	364	29,957
Ball Corp.	649	29,127
Sealed Air Corp.	872	23,709
Owens-Illinois, Inc.*	735	22,065
Avery Dennison Corp.	441	19,192
Bemis Company, Inc.	454	17,711
Allegheny Technologies, Inc.	478	14,589
Cliffs Natural Resources, Inc.	680	13,940
United States Steel Corp.	647	13,322
Total Materials		2,349,333
UTILITIES - 2.3%
Duke Energy Corp.	3,142	209,823
Dominion Resources, Inc.	2,584	161,449
Southern Co.	3,897	160,478
NextEra Energy, Inc.	1,888	151,342
Exelon Corp.	3,812	112,988
American Electric Power Company, Inc.	2,166	93,896
Sempra Energy	1,014	86,798
PPL Corp.	2,816	85,550
PG&E Corp.	1,988	81,349
Public Service Enterprise Group, Inc.	2,259	74,389
Consolidated Edison, Inc.	1,303	71,847
FirstEnergy Corp.	1,859	67,761
Edison International	1,453	66,925
Xcel Energy, Inc.	2,217	61,211
Northeast Utilities	1,399	57,709
DTE Energy Co.	778	51,332
Entergy Corp.	792	50,046
ONEOK, Inc.	923	49,214
CenterPoint Energy, Inc.	1,910	45,783
NiSource, Inc.	1,391	42,968
Wisconsin Energy Corp.	1,019	41,147
NRG Energy, Inc.	1,439	39,328
Ameren Corp.	1,082	37,697
AES Corp.	2,747	36,508
CMS Energy Corp.	1,181	31,084
SCANA Corp.	627	28,867
Pinnacle West Capital Corp.	489	26,768
AGL Resources, Inc.	533	24,534
Pepco Holdings, Inc.	1,114	20,564
Integrys Energy Group, Inc.	358	20,009
TECO Energy, Inc.	914	15,118
Total Utilities		2,104,482
TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.	23,659	800,147
Verizon Communications, Inc.	12,748	594,822
Crown Castle International Corp.*	1,310	95,669
CenturyLink, Inc.	2,678	84,036
Windstream Holdings, Inc.[1]	2,644	21,152
Frontier Communications Corp.[1]	4,457	18,586
Total Telecommunication Services		1,614,412
Total Common Stocks
(Cost $47,997,504)		66,636,430

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 7.9%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$3,729,842	3,729,842
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[3]	2,757,694	2,757,694
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	420,997	420,997
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	328,530	328,530
Total Repurchase Agreements
(Cost $7,237,063)		7,237,063
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	8,371	8,371
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	7,817	7,817
Total Securities Lending Collateral
(Cost $16,188)		16,188
Total Investments - 80.7%
(Cost $55,250,755)		$73,889,681
Other Assets & Liabilities, net - 19.3%		17,626,051
Total Net Assets - 100.0%		$91,515,732

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
NOVA FUND

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,425,025)	17	$(4,741)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
October 2013 S&P 500 Index
Swap, Terminating 10/23/13[5]
(Notional Value $22,116,297)	13,152	$(41,304)
Goldman Sachs International
October 2013 S&P 500 Index
Swap, Terminating 10/31/13[5]
(Notional Value $10,376,540)	6,171	(104,934)
Barclays Bank plc
October 2013 S&P 500 Index
Swap, Terminating 10/31/13[5]
(Notional Value $36,985,168)	21,995	(175,143)
(Total Notional Value $69,478,005)		$(321,381)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $15,484 of
securities loaned
(cost $47,997,504)	$66,636,430
Repurchase agreements, at value
(cost $7,253,251)	7,253,251
Total investments
(cost $55,250,755)	73,889,681
Segregated cash with broker	2,399,500
Cash	428
Receivables:
Fund shares sold	16,278,348
Dividends	69,395
Foreign taxes reclaim	35
Interest	15
Other assets	4,177
Total assets	92,641,579
Liabilities:
Unrealized depreciation on swap agreements	321,381
Payable for:
Fund shares redeemed	625,045
Management fees	43,249
Securities purchased	25,201
Upon return of securities loaned	16,188
Transfer agent and administrative fees	14,416
Distribution and service fees	10,268
Variation margin	8,415
Portfolio accounting fees	5,767
Miscellaneous	55,917
Total liabilities	1,125,847
Net assets	$91,515,732
Net assets consist of:
Paid in capital	$103,554,685
Undistributed net investment income	89,182
Accumulated net realized loss on investments	(30,440,939)
Net unrealized appreciation on investments	18,312,804
Net assets	$91,515,732
Investor Class:
Net assets	$74,135,738
Capital shares outstanding	2,076,078
Net asset value per share	$35.71
Advisor Class:
Net assets	$6,552,804
Capital shares outstanding	199,808
Net asset value per share	$32.80
A-Class:
Net assets	$1,136,526
Capital shares outstanding	33,776
Net asset value per share	$33.65
Maximum offering price per share
(Net asset value divided by 95.25%)	$35.33
C-Class:
Net assets	$9,690,664
Capital shares outstanding	310,860
Net asset value per share	$31.17

STATEMENT OF OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $178)	$653,097
Interest	1,488
Income from securities lending, net	142
Total investment income	654,727

Expenses:
Management fees	283,947
Transfer agent and administrative fees	94,649
Distribution and service fees:
Advisor Class	23,966
A-Class	1,440
C-Class	46,742
Portfolio accounting fees	37,859
Custodian fees	4,044
Trustees’ fees*	3,822
Line of credit fees	6
Miscellaneous	58,225
Total expenses	554,700
Net investment income	100,027

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(363,723)
Swap agreements	2,673,827
Futures contracts	1,752,406
Net realized gain	4,062,510
Net change in unrealized appreciation (depreciation) on:
Investments	3,041,769
Swap agreements	(556,240)
Futures contracts	(13,303)
Net change in unrealized appreciation (depreciation)	2,472,226
Net realized and unrealized gain	6,534,736
Net increase in net assets resulting from operations	$6,634,763

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$100,027	$(15,582)
Net realized gain on investments	4,062,510	14,699,226
Net change in unrealized appreciation (depreciation) on investments	2,472,226	(3,334,359)
Net increase in net assets resulting from operations	6,634,763	11,349,285

Distributions to shareholders from:
Net investment income
Investor Class	—	(57,812)
Advisor Class	—	(4,536)
A-Class	—	(1,140)
C-Class	—	(8,918)
Total distributions to shareholders	—	(72,406)

Capital share transactions:
Proceeds from sale of shares
Investor Class	189,911,520	318,487,378
Advisor Class	99,643,532	349,562,781
A-Class	220,944	553,775
C-Class	1,483,780	3,903,743
Distributions reinvested
Investor Class	—	56,051
Advisor Class	—	4,491
A-Class	—	985
C-Class	—	8,561
Cost of shares redeemed
Investor Class	(172,908,124)	(328,304,032)
Advisor Class	(106,452,073)	(350,291,346)
A-Class	(387,213)	(1,019,449)
C-Class	(1,452,377)	(5,430,052)
Net increase (decrease) from capital share transactions	10,059,989	(12,467,114)
Net increase (decrease) in net assets	16,694,752	(1,190,235)

Net assets:
Beginning of period	74,820,980	76,011,215
End of period	$91,515,732	$74,820,980
Undistributed/(Accumulated) net investment income/(loss) at end of period	$89,182	$(10,845)

Capital share activity:
Shares sold
Investor Class	5,467,995	11,739,305
Advisor Class	3,103,252	14,143,960
A-Class	6,746	22,082
C-Class	50,029	165,288
Shares issued from reinvestment of distributions
Investor Class	—	2,049
Advisor Class	—	178
A-Class	—	38
C-Class	—	356
Shares redeemed
Investor Class	(5,038,999)	(12,129,842)
Advisor Class	(3,314,878)	(14,179,836)
A-Class	(12,313)	(40,802)
C-Class	(48,819)	(227,471)
Net increase (decrease) in shares	213,013	(504,695)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$32.05	$26.82	$24.59	$20.28	$11.40	$26.13
Income (loss) from investment operations:
Net investment income[b]	.08	.05	.08	.02	.06	.19
Net gain (loss) on investments (realized and unrealized)	3.58	5.21	2.15	4.31	8.97	(14.83)
Total from investment operations	3.66	5.26	2.23	4.33	9.03	(14.64)
Less distributions from:
Net investment income	—	(.03)	—	(.02)	(.15)	(.09)
Total distributions	—	(.03)	—	(.02)	(.15)	(.09)
Net asset value, end of period	$35.71	$32.05	$26.82	$24.59	$20.28	$11.40

Total Return[c]	11.42%	19.62%	9.07%	21.38%	79.36%	(56.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,136	$52,785	$54,598	$65,102	$77,268	$32,603
Ratios to average net assets:
Net investment income	0.45%	0.20%	0.36%	0.11%	0.33%	0.93%
Total expenses	1.27%	1.26%	1.26%	1.29%	1.28%	1.28%
Portfolio turnover rate	115%	137%	116%	53%	68%	143%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$29.51	$24.85	$22.88	$18.97	$10.73	$24.72
Income (loss) from investment operations:
Net investment income (loss)[b]	— [d]	(.11)	(.04)	(.07)	(.01)	.08
Net gain (loss) on investments (realized and unrealized)	3.29	4.80	2.01	4.00	8.40	(13.98)
Total from investment operations	3.29	4.69	1.97	3.93	8.39	(13.90)
Less distributions from:
Net investment income	—	(.03)	—	(.02)	(.15)	(.09)
Total distributions	—	(.03)	—	(.02)	(.15)	(.09)
Net asset value, end of period	$32.80	$29.51	$24.85	$22.88	$18.97	$10.73

Total Return[c]	11.15%	18.93%	8.57%	20.75%	78.35%	(56.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,553	$12,141	$11,112	$6,318	$11,746	$10,853
Ratios to average net assets:
Net investment income (loss)	— [e]	(0.43%)	(0.18%)	(0.37%)	(0.03%)	0.45%
Total expenses	1.78%	1.75%	1.75%	1.79%	1.78%	1.79%
Portfolio turnover rate	115%	137%	116%	53%	68%	143%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$30.23	$25.38	$23.32	$19.28	$10.88	$24.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.01)	.01	(.02)	.03	.13
Net gain (loss) on investments (realized and unrealized)	3.39	4.89	2.05	4.08	8.52	(14.15)
Total from investment operations	3.42	4.88	2.06	4.06	8.55	(14.02)
Less distributions from:
Net investment income	—	(.03)	—	(.02)	(.15)	(.09)
Total distributions	—	(.03)	—	(.02)	(.15)	(.09)
Net asset value, end of period	$33.65	$30.23	$25.38	$23.32	$19.28	$10.88

Total Return[c]	11.31%	19.28%	8.79%	21.09%	78.74%	(56.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,137	$1,189	$1,472	$5,843	$1,876	$3,612
Ratios to average net assets:
Net investment income (loss)	0.20%	(0.04%)	0.06%	(0.11%)	0.18%	0.70%
Total expenses	1.52%	1.50%	1.51%	1.54%	1.54%	1.54%
Portfolio turnover rate	115%	137%	116%	53%	68%	143%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$28.11	$23.77	$22.01	$18.33	$10.42	$24.14
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.19)	(.13)	(.16)	(.09)	(.01)
Net gain (loss) on investments (realized and unrealized)	3.14	4.56	1.89	3.86	8.15	(13.62)
Total from investment operations	3.06	4.37	1.76	3.70	8.06	(13.63)
Less distributions from:
Net investment income	—	(.03)	—	(.02)	(.15)	(.09)
Total distributions	—	(.03)	—	(.02)	(.15)	(.09)
Net asset value, end of period	$31.17	$28.11	$23.77	$22.01	$18.33	$10.42

Total Return[c]	10.89%	18.39%	8.00%	20.22%	77.51%	(56.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,691	$8,705	$8,829	$10,461	$10,661	$9,314
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.79%)	(0.62%)	(0.85%)	(0.61%)	(0.05%)
Total expenses	2.27%	2.25%	2.26%	2.29%	2.28%	2.29%
Portfolio turnover rate	115%	137%	116%	53%	68%	143%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income is less than $0.01 per share.
[e]	Net investment income is less than 0.01% per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	September 30, 2013

S&P 500® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.5%
Exxon Mobil Corp.	2.2%
Microsoft Corp.	1.5%
Google, Inc. — Class A	1.4%
Johnson & Johnson	1.4%
General Electric Co.	1.4%
Chevron Corp.	1.4%
Procter & Gamble Co.	1.2%
Berkshire Hathaway, Inc. — Class B	1.2%
Wells Fargo & Co.	1.2%
Top Ten Total	15.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
S&P 500® FUND

	Shares	Value

COMMON STOCKS† - 87.7%

INFORMATION TECHNOLOGY - 15.7%
Apple, Inc.	17,435	$8,312,136
Microsoft Corp.	145,506	4,846,804
Google, Inc. — Class A*	5,366	4,700,133
International Business Machines Corp.	19,766	3,660,268
Cisco Systems, Inc.	102,926	2,410,526
Oracle Corp.	68,451	2,270,520
QUALCOMM, Inc.	32,933	2,218,367
Intel Corp.	95,629	2,191,816
Visa, Inc. — Class A	9,905	1,892,846
Mastercard, Inc. — Class A	1,991	1,339,505
eBay, Inc.*	22,362	1,247,576
EMC Corp.	39,943	1,020,944
Accenture plc — Class A	12,376	911,368
Texas Instruments, Inc.	21,140	851,308
Hewlett-Packard Co.	36,893	774,015
Automatic Data Processing, Inc.	9,276	671,397
Yahoo!, Inc.*	18,219	604,142
Salesforce.com, Inc.*	10,528	546,508
Cognizant Technology Solutions
Corp. — Class A*	5,780	474,654
Adobe Systems, Inc.*	8,960	465,382
TE Connectivity Ltd.	7,936	410,926
Corning, Inc.	28,037	409,060
Applied Materials, Inc.	23,089	404,981
Dell, Inc.	28,175	387,970
Intuit, Inc.	5,696	377,702
Micron Technology, Inc.*	19,934	348,247
Symantec Corp.	13,413	331,972
Analog Devices, Inc.	5,966	280,700
NetApp, Inc.	6,533	278,436
Broadcom Corp. — Class A	10,558	274,614
SanDisk Corp.	4,612	274,460
Motorola Solutions, Inc.	4,547	270,001
Seagate Technology plc	5,957	260,559
Fidelity National Information
Services, Inc.	5,610	260,528
Western Digital Corp.	4,051	256,833
Citrix Systems, Inc.*	3,598	254,055
Paychex, Inc.	6,244	253,756
Fiserv, Inc.*	2,500	252,625
Xilinx, Inc.	5,111	239,501
Amphenol Corp. — Class A	3,053	236,241
Xerox Corp.	22,242	228,870
Altera Corp.	6,136	228,014
Western Union Co.	10,592	197,647
KLA-Tencor Corp.	3,179	193,442
Juniper Networks, Inc.*	9,732	193,278
CA, Inc.	6,301	186,951
Linear Technology Corp.	4,472	177,360
Akamai Technologies, Inc.*	3,415	176,556
Autodesk, Inc.*	4,274	175,961
Teradata Corp.*	3,130	173,527
NVIDIA Corp.	11,102	172,747
Red Hat, Inc.*	3,636	167,765
Lam Research Corp.*	3,125	159,969
Microchip Technology, Inc.	3,792	152,780
Electronic Arts, Inc.*	5,893	150,566
Computer Sciences Corp.	2,833	146,579
VeriSign, Inc.*	2,598	132,212
F5 Networks, Inc.*	1,511	129,583
Harris Corp.	2,055	121,862
Molex, Inc.	2,632	101,385
Total System Services, Inc.	3,200	94,144
FLIR Systems, Inc.	2,732	85,785
LSI Corp.	10,505	82,149
Jabil Circuit, Inc.	3,538	76,704
JDS Uniphase Corp.*	4,559	67,063
Teradyne, Inc.*	3,680	60,794
First Solar, Inc.*	1,333	53,600
Total Information Technology		51,360,675
FINANCIALS - 14.3%
Berkshire Hathaway, Inc. — Class B*	34,548	3,921,542
Wells Fargo & Co.	92,751	3,832,471
JPMorgan Chase & Co.	72,262	3,735,224
Bank of America Corp.	206,224	2,845,892
Citigroup, Inc.	58,367	2,831,383
American International Group, Inc.	28,345	1,378,418
American Express Co.	17,803	1,344,482
U.S. Bancorp	35,307	1,291,530
Goldman Sachs Group, Inc.	8,019	1,268,686
MetLife, Inc.	21,494	1,009,143
Simon Property Group, Inc.	5,956	882,858
Capital One Financial Corp.	11,240	772,638
PNC Financial Services Group, Inc.	10,199	738,918
Morgan Stanley	26,691	719,322
Prudential Financial, Inc.	8,928	696,205
Bank of New York Mellon Corp.	22,089	666,867
BlackRock, Inc. — Class A	2,426	656,524
ACE Ltd.	6,530	610,947
Travelers Companies, Inc.	7,162	607,123
State Street Corp.	8,566	563,215
American Tower Corp. — Class A	7,584	562,202
Aflac, Inc.	8,920	552,951
Discover Financial Services	9,285	469,264
Charles Schwab Corp.	22,184	468,970
Marsh & McLennan Companies, Inc.	10,544	459,191
BB&T Corp.	13,509	455,929
Allstate Corp.	8,897	449,743
Public Storage	2,780	446,329
CME Group, Inc. — Class A	6,036	445,940
Aon plc	5,898	439,047
Chubb Corp.	4,906	437,910
Franklin Resources, Inc.	7,805	394,543
Prologis, Inc.	9,570	360,023
T. Rowe Price Group, Inc.	4,995	359,290
HCP, Inc.	8,745	358,108
McGraw Hill Financial, Inc.	5,290	346,971
Ventas, Inc.	5,634	346,491
Ameriprise Financial, Inc.	3,799	346,013
Equity Residential	6,432	344,562
Health Care REIT, Inc.	5,503	343,277
SunTrust Banks, Inc.	10,344	335,352

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® FUND

	Shares	Value

Weyerhaeuser Co.	11,217	$321,143
Boston Properties, Inc.	2,924	312,576
Fifth Third Bancorp	17,034	307,293
AvalonBay Communities, Inc.	2,331	296,247
Progressive Corp.	10,616	289,074
Vornado Realty Trust	3,331	280,004
M&T Bank Corp.	2,495	279,240
Loews Corp.	5,868	274,270
Hartford Financial Services Group, Inc.	8,738	271,927
Invesco Ltd.	8,503	271,246
Moody’s Corp.	3,721	261,698
Host Hotels & Resorts, Inc.	14,399	254,430
IntercontinentalExchange, Inc.*	1,402	254,351
Regions Financial Corp.	26,792	248,094
Northern Trust Corp.	4,336	235,835
Principal Financial Group, Inc.	5,261	225,276
Lincoln National Corp.	5,076	213,141
SLM Corp.	8,380	208,662
KeyCorp	17,492	199,409
NYSE Euronext	4,665	195,837
XL Group plc — Class A	5,501	169,541
Leucadia National Corp.	6,010	163,712
Kimco Realty Corp.	7,855	158,514
Unum Group	5,058	153,966
Macerich Co.	2,701	152,444
Plum Creek Timber Company, Inc.	3,134	146,765
Comerica, Inc.	3,550	139,551
Cincinnati Financial Corp.	2,825	133,227
Huntington Bancshares, Inc.	15,934	131,615
Torchmark Corp.	1,757	127,119
CBRE Group, Inc. — Class A*	5,322	123,098
Genworth Financial, Inc. — Class A*	9,479	121,236
Zions Bancorporation	3,539	97,039
E*TRADE Financial Corp.*	5,504	90,816
People’s United Financial, Inc.	6,165	88,653
Hudson City Bancorp, Inc.	9,122	82,554
Apartment Investment &
Management Co. — Class A	2,809	78,483
Assurant, Inc.	1,444	78,120
NASDAQ OMX Group, Inc.	2,216	71,111
Legg Mason, Inc.	2,078	69,488
Total Financials		46,672,299
HEALTH CARE - 11.4%
Johnson & Johnson	54,091	4,689,148
Pfizer, Inc.	127,088	3,648,696
Merck & Company, Inc.	56,175	2,674,492
Gilead Sciences, Inc.*	29,382	1,846,365
Amgen, Inc.	14,466	1,619,324
Bristol-Myers Squibb Co.	31,602	1,462,541
UnitedHealth Group, Inc.	19,516	1,397,540
AbbVie, Inc.	30,434	1,361,313
Celgene Corp.*	7,890	1,214,508
Biogen Idec, Inc.*	4,570	1,100,273
Medtronic, Inc.	19,150	1,019,739
Abbott Laboratories	29,837	990,290
Express Scripts Holding Co.*	15,623	965,189
Eli Lilly & Co.	19,022	957,377
Baxter International, Inc.	10,421	684,555
Thermo Fisher Scientific, Inc.	6,914	637,126
McKesson Corp.	4,397	564,135
Covidien plc	8,828	537,978
Allergan, Inc.	5,705	516,017
WellPoint, Inc.	5,737	479,671
Actavis, Inc.*	3,321	478,224
Regeneron Pharmaceuticals, Inc.*	1,505	470,869
Aetna, Inc.	7,135	456,783
Alexion Pharmaceuticals, Inc.*	3,748	435,368
Cigna Corp.	5,434	417,657
Stryker Corp.	5,655	382,221
Becton Dickinson and Co.	3,726	372,675
Cardinal Health, Inc.	6,520	340,018
Vertex Pharmaceuticals, Inc.*	4,470	338,915
Agilent Technologies, Inc.	6,356	325,745
Boston Scientific Corp.*	25,779	302,645
Zoetis, Inc.	9,588	298,379
Cerner Corp.*	5,664	297,643
St. Jude Medical, Inc.	5,511	295,610
Intuitive Surgical, Inc.*	767	288,599
Mylan, Inc.*	7,339	280,130
Humana, Inc.	2,999	279,897
AmerisourceBergen Corp. — Class A	4,433	270,856
Zimmer Holdings, Inc.	3,256	267,448
Life Technologies Corp.*	3,309	247,612
Perrigo Co.	1,812	223,565
Forest Laboratories, Inc.*	4,540	194,267
DaVita HealthCare Partners, Inc.*	3,382	192,436
Quest Diagnostics, Inc.	2,917	180,241
CR Bard, Inc.	1,521	175,219
Waters Corp.*	1,640	174,184
Laboratory Corporation of
America Holdings*	1,727	171,215
Varian Medical Systems, Inc.*	2,070	154,691
CareFusion Corp.*	4,111	151,696
Edwards Lifesciences Corp.*	2,152	149,844
Hospira, Inc.*	3,188	125,033
DENTSPLY International, Inc.	2,734	118,683
PerkinElmer, Inc.	2,147	81,049
Tenet Healthcare Corp.*	1,948	80,238
Patterson Companies, Inc.	1,599	64,280
Total Health Care		37,450,212
CONSUMER DISCRETIONARY - 10.9%
Comcast Corp. — Class A	50,208	2,266,890
Amazon.com, Inc.*	7,101	2,220,056
Home Depot, Inc.	27,496	2,085,572
Walt Disney Co.	31,889	2,056,522
McDonald’s Corp.	19,194	1,846,656
Twenty-First Century Fox, Inc.	38,134	1,277,489
Ford Motor Co.	75,622	1,275,743
Time Warner, Inc.	17,656	1,161,941
Starbucks Corp.	14,426	1,110,369
NIKE, Inc. — Class B	14,360	1,043,110
Priceline.com, Inc.*	983	993,764
Lowe’s Companies, Inc.	20,190	961,246
Target Corp.	12,121	775,501

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® FUND

	Shares	Value

TJX Companies, Inc.	13,728	$774,121
Viacom, Inc. — Class B	8,336	696,723
General Motors Co.*	18,069	649,942
Time Warner Cable, Inc.	5,493	613,019
Yum! Brands, Inc.	8,562	611,241
CBS Corp. — Class B	10,794	595,397
DIRECTV*	9,802	585,670
Johnson Controls, Inc.	13,135	545,103
Discovery Communications,
Inc. — Class A*	4,431	374,065
Netflix, Inc.*	1,130	349,407
VF Corp.	1,685	335,400
Bed Bath & Beyond, Inc.*	4,179	323,287
Dollar General Corp.*	5,712	322,500
Delphi Automotive plc	5,423	316,812
Omnicom Group, Inc.	4,939	313,330
Macy’s, Inc.	7,218	312,322
Ross Stores, Inc.	4,157	302,629
Coach, Inc.	5,412	295,116
AutoZone, Inc.*	683	288,725
L Brands, Inc.	4,675	285,643
Mattel, Inc.	6,612	276,779
Harley-Davidson, Inc.	4,275	274,626
Carnival Corp.	8,402	274,241
O’Reilly Automotive, Inc.*	2,078	265,132
Chipotle Mexican Grill, Inc. — Class A*	594	254,648
Starwood Hotels & Resorts
Worldwide, Inc.	3,739	248,457
Wynn Resorts Ltd.	1,551	245,073
Dollar Tree, Inc.*	4,274	244,302
Genuine Parts Co.	2,974	240,567
Whirlpool Corp.	1,530	224,053
BorgWarner, Inc.	2,196	222,652
The Gap, Inc.	5,303	213,605
CarMax, Inc.*	4,285	207,694
Kohl’s Corp.	3,918	202,757
Best Buy Company, Inc.	5,181	194,288
Ralph Lauren Corp. — Class A	1,165	191,910
Staples, Inc.	12,680	185,762
PVH Corp.	1,561	185,275
Marriott International, Inc. — Class A	4,371	183,844
Scripps Networks Interactive,
Inc. — Class A	2,101	164,109
TripAdvisor, Inc.*	2,140	162,298
Tiffany & Co.	2,107	161,438
Wyndham Worldwide Corp.	2,557	155,900
Nordstrom, Inc.	2,773	155,843
News Corp. — Class A*	9,560	153,534
PetSmart, Inc.	1,995	152,139
Newell Rubbermaid, Inc.	5,523	151,883
H&R Block, Inc.	5,257	140,152
Interpublic Group of Companies, Inc.	8,099	139,141
Family Dollar Stores, Inc.	1,856	133,669
Gannett Company, Inc.	4,401	117,903
Darden Restaurants, Inc.	2,498	115,632
Lennar Corp. — Class A	3,185	112,748
Fossil Group, Inc.*	968	112,520
GameStop Corp. — Class A	2,245	111,464
PulteGroup, Inc.	6,707	110,666
Garmin Ltd.	2,367	106,965
Expedia, Inc.	2,064	106,895
DR Horton, Inc.	5,455	105,991
Goodyear Tire & Rubber Co.*	4,721	105,986
Hasbro, Inc.[1]	2,216	104,462
International Game Technology	5,015	94,934
Harman International Industries, Inc.	1,306	86,496
Leggett & Platt, Inc.	2,729	82,279
Urban Outfitters, Inc.*	2,088	76,776
Cablevision Systems Corp. — Class A	4,101	69,061
AutoNation, Inc.*	1,236	64,482
Washington Post Co. — Class B	88	53,799
Abercrombie & Fitch Co. — Class A	1,472	52,065
JC Penney Company, Inc.*	5,840	51,509
Total Consumer Discretionary		35,813,715
INDUSTRIALS - 9.4%
General Electric Co.	195,484	4,670,112
United Technologies Corp.	16,203	1,747,006
Boeing Co.	13,327	1,565,922
3M Co.	12,465	1,488,446
Union Pacific Corp.	8,905	1,383,303
United Parcel Service, Inc. — Class B	13,871	1,267,393
Honeywell International, Inc.	15,064	1,250,915
Caterpillar, Inc.	12,213	1,018,197
Emerson Electric Co.	13,714	887,295
Danaher Corp.	11,485	796,140
Lockheed Martin Corp.	5,171	659,561
FedEx Corp.	5,698	650,199
Precision Castparts Corp.	2,790	634,000
Eaton Corporation plc	9,090	625,756
Illinois Tool Works, Inc.	7,906	602,991
Deere & Co.	7,350	598,217
General Dynamics Corp.	6,383	558,640
CSX Corp.	19,559	503,449
Raytheon Co.	6,189	476,986
Norfolk Southern Corp.	5,988	463,172
Cummins, Inc.	3,343	444,184
Northrop Grumman Corp.	4,417	420,763
Delta Air Lines, Inc.	16,463	388,362
PACCAR, Inc.	6,798	378,377
Waste Management, Inc.	8,376	345,426
Ingersoll-Rand plc	5,190	337,039
WW Grainger, Inc.	1,198	313,528
Parker Hannifin Corp.	2,863	311,265
Tyco International Ltd.	8,874	310,413
Dover Corp.	3,274	294,103
Rockwell Automation, Inc.	2,662	284,674
Stanley Black & Decker, Inc.	3,071	278,140
Fastenal Co.	5,246	263,612
Roper Industries, Inc.	1,903	252,852
Pentair Ltd.	3,825	248,396
Kansas City Southern	2,118	231,624
Fluor Corp.	3,127	221,891
AMETEK, Inc.	4,690	215,834
Southwest Airlines Co.	13,557	197,390
Stericycle, Inc.*	1,643	189,602

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® FUND

	Shares	Value

CH Robinson Worldwide, Inc.	3,058	$182,134
Rockwell Collins, Inc.	2,588	175,622
Expeditors International of Washington, Inc.	3,964	174,654
Republic Services, Inc. — Class A	5,207	173,706
Flowserve Corp.	2,701	168,515
Pall Corp.	2,146	165,328
L-3 Communications Holdings, Inc.	1,717	162,257
ADT Corp.	3,842	156,216
Nielsen Holdings N.V.	4,122	150,247
Textron, Inc.	5,383	148,625
Jacobs Engineering Group, Inc.*	2,527	147,021
Masco Corp.	6,854	145,853
Equifax, Inc.	2,324	139,091
Quanta Services, Inc.*	4,101	112,819
Snap-on, Inc.	1,117	111,142
Joy Global, Inc.	2,039	104,071
Robert Half International, Inc.	2,665	104,015
Cintas Corp.	1,971	100,916
Xylem, Inc.	3,557	99,347
Iron Mountain, Inc.	3,269	88,328
Dun & Bradstreet Corp.	748	77,680
Pitney Bowes, Inc.	3,872	70,432
Ryder System, Inc.	1,007	60,118
Total Industrials		30,793,312
ENERGY - 9.2%
Exxon Mobil Corp.	84,490	7,269,519
Chevron Corp.	37,078	4,504,976
Schlumberger Ltd.	25,394	2,243,814
ConocoPhillips	23,481	1,632,164
Occidental Petroleum Corp.	15,468	1,446,877
Anadarko Petroleum Corp.	9,655	897,818
EOG Resources, Inc.	5,229	885,165
Halliburton Co.	16,233	781,619
Phillips 66	11,728	678,113
Apache Corp.	7,749	659,750
National Oilwell Varco, Inc.	8,209	641,205
Pioneer Natural Resources Co.	2,654	501,075
Williams Companies, Inc.	13,116	476,897
Marathon Oil Corp.	13,627	475,310
Noble Energy, Inc.	6,900	462,369
Kinder Morgan, Inc.	12,922	459,636
Spectra Energy Corp.	12,852	439,924
Hess Corp.	5,537	428,232
Devon Energy Corp.	7,321	422,861
Baker Hughes, Inc.	8,511	417,890
Marathon Petroleum Corp.	6,010	386,563
Valero Energy Corp.	10,406	355,365
Cabot Oil & Gas Corp.	8,070	301,172
Cameron International Corp.*	4,727	275,915
Equities Corp.	2,896	256,933
Chesapeake Energy Corp.	9,723	251,631
FMC Technologies, Inc.*	4,540	251,607
Southwestern Energy Co.*	6,749	245,529
Ensco plc — Class A	4,481	240,854
Range Resources Corp.	3,139	238,219
Murphy Oil Corp.	3,374	203,520
Noble Corp.	4,864	183,713
CONSOL Energy, Inc.	4,395	147,892
Helmerich & Payne, Inc.	2,038	140,520
Denbury Resources, Inc.*	7,160	131,816
Tesoro Corp.	2,600	114,348
QEP Resources, Inc.	3,443	95,337
Peabody Energy Corp.	5,179	89,338
Rowan Companies plc — Class A*	2,389	87,724
Diamond Offshore Drilling, Inc.	1,339	83,446
Nabors Industries Ltd.	4,979	79,963
WPX Energy, Inc.*	3,852	74,190
Newfield Exploration Co.*	2,606	71,326
Total Energy		30,032,135
CONSUMER STAPLES - 8.8%
Procter & Gamble Co.	52,574	3,974,068
Coca-Cola Co.	73,182	2,772,135
Philip Morris International, Inc.	31,069	2,690,265
PepsiCo, Inc.	29,608	2,353,836
Wal-Mart Stores, Inc.	31,243	2,310,732
CVS Caremark Corp.	23,582	1,338,279
Altria Group, Inc.	38,480	1,321,788
Mondelez International, Inc. — Class A	34,181	1,073,967
Colgate-Palmolive Co.	16,928	1,003,830
Costco Wholesale Corp.	8,384	965,166
Walgreen Co.	16,695	898,191
Kimberly-Clark Corp.	7,354	692,894
Kraft Foods Group, Inc.	11,431	599,442
General Mills, Inc.	12,325	590,614
Archer-Daniels-Midland Co.	12,658	466,321
Whole Foods Market, Inc.	7,145	417,982
Kroger Co.	9,946	401,222
Sysco Corp.	11,293	359,456
Estee Lauder Companies, Inc. — Class A	4,914	343,489
Lorillard, Inc.	7,171	321,117
Reynolds American, Inc.	6,071	296,143
Kellogg Co.	4,933	289,715
Mead Johnson Nutrition Co. — Class A	3,878	287,980
Hershey Co.	2,870	265,475
ConAgra Foods, Inc.	8,102	245,815
Brown-Forman Corp. — Class B	3,113	212,088
JM Smucker Co.	2,019	212,076
Clorox Co.	2,507	204,872
Beam, Inc.	3,101	200,480
Coca-Cola Enterprises, Inc.	4,768	191,721
Constellation Brands, Inc. — Class A*	3,187	182,934
Dr Pepper Snapple Group, Inc.	3,904	174,977
Avon Products, Inc.	8,322	171,433
McCormick & Company, Inc.	2,532	163,820
Molson Coors Brewing Co. — Class B	3,029	151,844
Tyson Foods, Inc. — Class A	5,342	151,072
Safeway, Inc.	4,630	148,114
Campbell Soup Co.	3,423	139,350
Monster Beverage Corp.*	2,600	135,850
Hormel Foods Corp.	2,580	108,670
Total Consumer Staples		28,829,223

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
S&P 500® FUND

	Shares	Value

MATERIALS - 3.1%
Monsanto Co.	10,233	$1,068,018
EI du Pont de Nemours & Co.	17,729	1,038,211
Dow Chemical Co.	23,232	892,109
Praxair, Inc.	5,655	679,788
Freeport-McMoRan Copper & Gold, Inc.	19,929	659,251
LyondellBasell Industries N.V. — Class A	8,602	629,924
Ecolab, Inc.	5,207	514,243
PPG Industries, Inc.	2,739	457,577
Air Products & Chemicals, Inc.	4,023	428,731
International Paper Co.	8,555	383,264
Sherwin-Williams Co.	1,676	305,334
Nucor Corp.	6,108	299,414
Mosaic Co.	6,536	281,179
Newmont Mining Corp.	9,550	268,355
CF Industries Holdings, Inc.	1,099	231,702
Eastman Chemical Co.	2,964	230,896
Sigma-Aldrich Corp.	2,302	196,361
FMC Corp.	2,617	187,691
Alcoa, Inc.	20,543	166,809
Airgas, Inc.	1,267	134,365
MeadWestvaco Corp.	3,406	130,722
Vulcan Materials Co.	2,498	129,421
International Flavors & Fragrances, Inc.	1,567	128,964
Ball Corp.	2,781	124,811
Sealed Air Corp.	3,757	102,153
Owens-Illinois, Inc.*	3,154	94,683
Avery Dennison Corp.	1,888	82,166
Bemis Company, Inc.	1,975	77,045
Allegheny Technologies, Inc.	2,069	63,146
Cliffs Natural Resources, Inc.	2,941	60,291
United States Steel Corp.	2,783	57,302
Total Materials		10,103,926
UTILITIES - 2.8%
Duke Energy Corp.	13,555	905,204
Dominion Resources, Inc.	11,118	694,654
Southern Co.	16,777	690,877
NextEra Energy, Inc.	8,146	652,983
Exelon Corp.	16,444	487,400
American Electric Power Company, Inc.	9,347	405,192
Sempra Energy	4,360	373,217
PPL Corp.	12,132	368,570
PG&E Corp.	8,546	349,702
Public Service Enterprise Group, Inc.	9,710	319,750
Consolidated Edison, Inc.	5,623	310,052
FirstEnergy Corp.	8,023	292,438
Edison International	6,253	288,013
Xcel Energy, Inc.	9,548	263,620
Northeast Utilities	6,038	249,068
DTE Energy Co.	3,360	221,693
Entergy Corp.	3,426	216,489
ONEOK, Inc.	3,962	211,254
CenterPoint Energy, Inc.	8,228	197,225
NiSource, Inc.	6,006	185,525
Wisconsin Energy Corp.	4,377	176,743
NRG Energy, Inc.	6,198	169,392
Ameren Corp.	4,667	162,598
AES Corp.	11,808	156,928
CMS Energy Corp.	5,103	134,311
SCANA Corp.	2,684	123,571
Pinnacle West Capital Corp.	2,114	115,720
AGL Resources, Inc.	2,276	104,764
Pepco Holdings, Inc.	4,788	88,386
Integrys Energy Group, Inc.	1,525	85,232
TECO Energy, Inc.	3,914	64,738
Total Utilities		9,065,309
TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.	101,952	3,448,017
Verizon Communications, Inc.	54,929	2,562,987
Crown Castle International Corp.*	5,631	411,232
CenturyLink, Inc.	11,530	361,811
Windstream Holdings, Inc.[1]	11,379	91,032
Frontier Communications Corp.[1]	19,188	80,014
Total Telecommunication Services		6,955,093
Total Common Stocks
(Cost $212,478,448)		287,075,899

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 20.2%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$52,011,829	52,011,829
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	5,870,705	5,870,705
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	4,581,279	4,581,279
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[3]	3,567,292	3,567,292
Total Repurchase Agreements
(Cost $66,031,105)		66,031,105
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	77,423	77,423
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	72,295	72,295
Total Securities Lending Collateral
(Cost $149,718)		149,718
Total Investments - 107.9%
(Cost $278,659,271)		$353,256,722
Other Assets & Liabilities, net - (7.9)%		(25,924,236)
Total Net Assets - 100.0%		$327,332,486

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
S&P 500® FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $27,997,550)	334	$(563,678)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[5]
(Notional Value $1,317,302)	783	$(5,299)
Goldman Sachs International
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[5]
(Notional Value $2,075,100)	1,234	(20,985)
Credit Suisse Capital, LLC
October 2013 S&P 500 Index Swap,
Terminating 10/23/13[5]
(Notional Value $10,076,943)	5,993	(60,257)
(Total Notional Value $13,469,345)		$(86,541)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $141,769 of securities loaned
(cost $212,478,448)	$287,075,899
Repurchase agreements, at value
(cost $66,180,823)	66,180,823
Total investments
(cost $278,659,271)	353,256,722
Segregated cash with broker	2,759,000
Cash	2,728
Receivables:
Securities sold	15,927,870
Fund shares sold	2,617,478
Dividends	361,419
Foreign taxes reclaim	210
Interest	170
Other assets	4,386
Total assets	374,929,983
Liabilities:
Unrealized depreciation on swap agreements	86,541
Payable for:
Fund shares redeemed	46,291,396
Management fees	205,806
Variation margin	165,330
Swap settlement	161,433
Upon return of securities loaned	149,718
Securities purchased	116,356
Distribution and service fees	77,065
Transfer agent and administrative fees	68,602
Portfolio accounting fees	41,162
Miscellaneous	234,088
Total Liabilities	47,597,497
Net assets	$327,332,486
Net assets consist of:
Paid in capital	$293,550,160
Undistributed net investment income	170,643
Accumulated net realized loss on investments	(40,335,549)
Net unrealized appreciation on investments	73,947,232
Net assets	$327,332,486
A-Class:
Net assets	$25,673,709
Capital shares outstanding	757,317
Net asset value per share	$33.90
Maximum offering price per share
(Net asset value divided by 95.25%)	$35.59
C-Class:
Net assets	$15,351,043
Capital shares outstanding	480,114
Net asset value per share	$31.97
H-Class:
Net assets	$286,307,734
Capital shares outstanding	8,445,169
Net asset value per share	$33.90

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $802)	$2,616,421
Interest	9,393
Income from securities lending, net	1,012
Total investment income	2,626,826

Expenses:
Management fees	1,172,682
Transfer agent and administrative fees	390,895
Distribution and service fees:
A-Class	21,575
C-Class	62,628
H-Class	353,664
Portfolio accounting fees	178,354
Custodian fees	15,408
Trustees’ fees*	15,403
Line of credit fees	111
Miscellaneous	241,058
Total expenses	2,451,778
Net investment income	175,048

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,360,098
Swap agreements	(2,148,587)
Futures contracts	(394,709)
Net realized gain	2,816,802
Net change in unrealized appreciation (depreciation) on:
Investments	9,016,830
Swap agreements	(346,035)
Futures contracts	(565,581)
Net change in unrealized appreciation (depreciation)	8,105,214
Net realized and unrealized gain	10,922,016
Net increase in net assets resulting from operations	$11,097,064

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$175,048	$552,358
Net realized gain on investments	2,816,802	1,566,444
Net change in unrealized appreciation (depreciation) on investments	8,105,214	17,913,896
Net increase in net assets resulting from operations	11,097,064	20,032,698

Distributions to shareholders from:
Net investment income
A-Class	—	(20,560)
C-Class	—	(24,329)
H-Class	—	(561,984)
Total distributions to shareholders	—	(606,873)

Capital share transactions:
Proceeds from sale of shares
A-Class	36,939,248	64,513,152
C-Class	39,640,807	108,459,874
H-Class	917,811,407	1,437,709,986
Distributions reinvested
A-Class	—	17,839
C-Class	—	23,112
H-Class	—	378,849
Cost of shares redeemed
A-Class	(24,370,903)	(67,248,396)
C-Class	(35,294,527)	(109,371,658)
H-Class	(906,093,392)	(1,430,676,174)
Net increase from capital share transactions	28,632,640	3,806,584
Net increase in net assets	39,729,704	23,232,409

Net assets:
Beginning of period	287,602,782	264,370,373
End of period	$327,332,486	$287,602,782
Undistributed/(Accumulated) net investment income/(loss) at end of period	$170,643	$(4,405)

Capital share activity:
Shares sold
A-Class	1,118,668	2,325,920
C-Class	1,268,367	4,026,873
H-Class	27,593,524	50,643,688
Shares issued from reinvestment of distributions
A-Class	—	622
C-Class	—	849
H-Class	—	13,207
Shares redeemed
A-Class	(742,169)	(2,421,335)
C-Class	(1,130,760)	(4,060,876)
H-Class	(27,559,743)	(50,785,708)
Net increase (decrease) in shares	547,887	(256,760)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$31.55	$28.20	$26.41	$23.18	$15.79	$25.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.06	.01	(.06)	.07	.12
Net gain (loss) on investments (realized and unrealized)	2.33	3.36	1.78	3.29	7.43	(10.21)
Total from investment operations	2.35	3.42	1.79	3.23	7.50	(10.09)
Less distributions from:
Net investment income	—	(.07)	—	(—)[c]	(.11)	(.04)
Total distributions	—	(.07)	—	(—)	(.11)	(.04)
Net asset value, end of period	$33.90	$31.55	$28.20	$26.41	$23.18	$15.79

Total Return[d]	7.45%	12.16%	6.78%	13.94%	47.55%	(38.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,674	$12,014	$13,413	$10,288	$46,312	$29,409
Ratios to average net assets:
Net investment income (loss)	0.12%	0.22%	0.05%	(0.25%)	0.34%	0.68%
Total expenses	1.54%	1.50%	1.51%	1.54%	1.53%	1.52%
Portfolio turnover rate	66%	76%	196%	202%	58%	168%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$29.87	$26.91	$25.41	$22.50	$15.44	$25.55
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.14)	(.20)	(.27)	(.08)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.20	3.17	1.70	3.18	7.25	(10.05)
Total from investment operations	2.10	3.03	1.50	2.91	7.17	(10.07)
Less distributions from:
Net investment income	—	(.07)	—	(—)[c]	(.11)	(.04)
Total distributions	—	(.07)	—	(—)	(.11)	(.04)
Net asset value, end of period	$31.97	$29.87	$26.91	$25.41	$22.50	$15.44

Total Return[d]	7.03%	11.29%	5.90%	12.93%	46.49%	(39.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,351	$10,231	$10,110	$10,032	$11,456	$7,295
Ratios to average net assets:
Net investment loss	(0.62%)	(0.52%)	(0.80%)	(1.11%)	(0.41%)	(0.08%)
Total expenses	2.29%	2.28%	2.26%	2.29%	2.28%	2.28%
Portfolio turnover rate	66%	76%	196%	202%	58%	168%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$31.55	$28.20	$26.39	$23.17	$15.78	$25.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.07	(.02)	(.09)	.06	.13
Net gain (loss) on investments (realized and unrealized)	2.33	3.35	1.83	3.31	7.44	(10.21)
Total from investment operations	2.35	3.42	1.81	3.22	7.50	(10.08)
Less distributions from:
Net investment income	—	(.07)	—	(—)[c]	(.11)	(.04)
Total distributions	—	(.07)	—	(—)	(.11)	(.04)
Net asset value, end of period	$33.90	$31.55	$28.20	$26.39	$23.17	$15.78

Total Return[d]	7.45%	12.16%	6.86%	13.90%	47.58%	(38.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286,308	$265,358	$240,847	$249,090	$194,193	$139,759
Ratios to average net assets:
Net investment income (loss)	0.14%	0.24%	(0.07%)	(0.37%)	0.29%	0.64%
Total expenses	1.54%	1.50%	1.50%	1.54%	1.53%	1.53%
Portfolio turnover rate	66%	76%	196%	202%	58%	168%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE S&P 500® Strategy FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 47.9%
Farmer Mac[1]
0.16% due 02/25/14	$15,000,000	$14,998,170
0.11% due 03/25/14	10,000,000	9,998,540
0.07% due 03/25/14	10,000,000	9,998,540
Total Farmer Mac		34,995,250
Freddie Mac[2]
0.12% due 10/16/13	10,000,000	9,999,920
0.17% due 11/19/13	10,000,000	9,999,730
0.08% due 02/24/14	10,000,000	9,998,780
Total Freddie Mac		29,998,430
Federal Home Loan Bank[1]
0.08% due 02/14/14	20,000,000	19,997,740
Fannie Mae[2]
0.16% due 10/01/13	10,000,000	10,000,000
Total Federal Agency Discount Notes
(Cost $94,969,184)		94,991,420
REPURCHASE AGREEMENTS††,3 - 46.8%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	61,865,532	61,865,532
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[4]	18,505,950	18,505,950
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	6,982,916	6,982,916
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	5,449,207	5,449,207
Total Repurchase Agreements
(Cost $92,803,605)		92,803,605
Total Investments - 94.7%
(Cost $187,772,789)		$187,795,025
Other Assets & Liabilities, net - 5.3%		10,481,809
Total Net Assets - 100.0%		$198,276,834

		unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $43,756,650)	522	$982,679

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 S&P 500 Index Swap,
Terminating 10/23/13[5]
(Notional Value $112,642,867)	66,988	$670,447
Barclays Bank plc
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[5]
(Notional Value $35,826,183)	21,305	215,758
Goldman Sachs International
October 2013 S&P 500 Index Swap,
Terminating 10/31/13[5]
(Notional Value $6,517,661)	3,876	52,787
(Total Notional Value $154,986,711)		$938,992

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® Strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $94,969,184)	$94,991,420
Repurchase agreements, at value
(cost $92,803,605)	92,803,605
Total investments
(cost $187,772,789)	187,795,025
Segregated cash with broker	9,732,940
Unrealized appreciation on swap agreements	938,992
Receivables:
Fund shares sold	560,902
Variation margin	258,390
Interest	47
Total assets	199,286,296
Liabilities:
Payable for:
Fund shares redeemed	714,973
Management fees	143,360
Transfer agent and administrative fees	39,822
Portfolio accounting fees	15,929
Distribution and service fees	9,031
Miscellaneous	86,347
Total liabilities	1,009,462
Net assets	$198,276,834
Net assets consist of:
Paid in capital	$580,135,111
Accumulated net investment loss	(1,715,954)
Accumulated net realized loss on investments	(382,086,230)
Net unrealized appreciation on investments	1,943,907
Net assets	$198,276,834
Investor Class:
Net assets	$180,821,888
Capital shares outstanding	9,449,863
Net asset value per share	$19.13
Advisor Class:
Net assets	$6,356,164
Capital shares outstanding	362,628
Net asset value per share	$17.53
A-Class:
Net assets	$3,794,741
Capital shares outstanding	212,084
Net asset value per share	$17.89
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.78
C-Class:
Net assets	$7,304,041
Capital shares outstanding	436,857
Net asset value per share	$16.72

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$59,660
Total investment income	59,660

Expenses:
Management fees	784,308
Transfer agent and administrative fees	217,863
Distribution and service fees:
Advisor Class	24,225
A-Class	7,016
C-Class	37,179
Portfolio accounting fees	87,144
Custodian fees	9,964
Trustees’ fees*	8,209
Miscellaneous	133,416
Total expenses	1,309,324
Net investment loss	(1,249,664)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(11,478,551)
Futures contracts	(6,207,025)
Net realized loss	(17,685,576)
Net change in unrealized appreciation (depreciation) on:
Investments	3,082
Swap agreements	1,327,429
Futures contracts	1,243,722
Net change in unrealized appreciation (depreciation)	2,574,233
Net realized and unrealized loss	(15,111,343)
Net decrease in net assets resulting from operations	$(16,361,007)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,249,664)	$(2,111,038)
Net realized loss on investments	(17,685,576)	(23,000,794)
Net change in unrealized appreciation (depreciation) on investments	2,574,233	(379,315)
Net decrease in net assets resulting from operations	(16,361,007)	(25,491,147)

Capital share transactions:
Proceeds from sale of shares
Investor Class	275,691,229	290,140,547
Advisor Class	24,757,385	70,061,389
A-Class	13,492,462	15,522,986
C-Class	6,948,280	15,210,173
Cost of shares redeemed
Investor Class	(187,556,681)	(275,618,714)
Advisor Class	(26,910,078)	(64,204,487)
A-Class	(14,797,086)	(16,274,985)
C-Class	(5,872,768)	(14,556,925)
Net increase from capital share transactions	85,752,743	20,279,984
Net increase (decrease) in net assets	69,391,736	(5,211,163)

Net Assets:
Beginning of period	128,885,098	134,096,261
End of period	$198,276,834	$128,885,098
Accumulated net investment loss at end of period	$(1,715,954)	$(466,290)

Capital share activity:
Shares sold
Investor Class	13,930,180	11,922,834
Advisor Class	1,339,601	3,161,277
A-Class	709,516	706,864
C-Class	397,113	704,780
Shares redeemed
Investor Class	(9,528,867)	(11,439,101)
Advisor Class	(1,483,264)	(2,918,160)
A-Class	(797,695)	(749,248)
C-Class	(341,607)	(683,975)
Net increase in shares	4,224,977	705,271

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$21.03	$24.61	$28.50	$34.38	$54.23	$40.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.30)	(.38)	(.41)	(.47)	.12
Net gain (loss) on investments (realized and unrealized)	(1.77)	(3.28)	(3.51)	(5.47)	(19.32)	14.94
Total from investment operations	(1.90)	(3.58)	(3.89)	(5.88)	(19.79)	15.06
Less distributions from:
Net investment income	—	—	—	—	(.06)	(.83)
Total distributions	—	—	—	—	(.06)	(.83)
Net asset value, end of period	$19.13	$21.03	$24.61	$28.50	$34.38	$54.23

Total Return[c]	(9.03%)	(14.55%)	(13.65%)	(17.10%)	(36.51%)	37.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,822	$106,158	$112,334	$118,410	$171,423	$217,740
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.27%)	(1.31%)	(1.22%)	(1.16%)	0.25%
Total expenses	1.42%	1.41%	1.41%	1.44%	1.43%	1.43%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.31	$22.71	$26.44	$32.06	$50.83	$37.72
Income (loss) from investment operations:
Net investment loss[b]	(.17)	(.39)	(.48)	(.54)	(.63)	(.13)
Net gain (loss) on investments (realized and unrealized)	(1.61)	(3.01)	(3.25)	(5.08)	(18.08)	14.07
Total from investment operations	(1.78)	(3.40)	(3.73)	(5.62)	(18.71)	13.94
Less distributions from:
Net investment income	—	—	—	—	(.06)	(.83)
Total distributions	—	—	—	—	(.06)	(.83)
Net asset value, end of period	$17.53	$19.31	$22.71	$26.44	$32.06	$50.83

Total Return[c]	(9.22%)	(14.97%)	(14.11%)	(17.53%)	(36.82%)	36.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,356	$9,775	$5,978	$6,434	$9,607	$15,305
Ratios to average net assets:
Net investment loss	(1.85%)	(1.77%)	(1.81%)	(1.72%)	(1.63%)	(0.30%)
Total expenses	1.93%	1.90%	1.91%	1.93%	1.93%	1.93%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.69	$23.10	$26.82	$32.43	$51.30	$37.97
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.34)	(.42)	(.48)	(.53)	— [d]
Net gain (loss) on investments (realized and unrealized)	(1.65)	(3.07)	(3.30)	(5.13)	(18.28)	14.16
Total from investment operations	(1.80)	(3.41)	(3.72)	(5.61)	(18.81)	14.16
Less distributions from:
Net investment income	—	—	—	—	(.06)	(.83)
Total distributions	—	—	—	—	(.06)	(.83)
Net asset value, end of period	$17.89	$19.69	$23.10	$26.82	$32.43	$51.30

Total Return[c]	(9.14%)	(14.76%)	(13.87%)	(17.30%)	(36.68%)	37.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,795	$5,912	$7,915	$5,029	$28,565	$18,381
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.52%)	(1.56%)	(1.47%)	(1.42%)	0.00%
Total expenses	1.68%	1.65%	1.66%	1.68%	1.67%	1.68%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$18.46	$21.83	$25.53	$31.12	$49.59	$37.00
Income (loss) from investment operations:
Net investment loss[b]	(.20)	(.48)	(.59)	(.67)	(.79)	(.28)
Net gain (loss) on investments (realized and unrealized)	(1.54)	(2.89)	(3.11)	(4.92)	(17.62)	13.70
Total from investment operations	(1.74)	(3.37)	(3.70)	(5.59)	(18.41)	13.42
Less distributions from:
Net investment income	—	—	—	—	(.06)	(.83)
Total distributions	—	—	—	—	(.06)	(.83)
Net asset value, end of period	$16.72	$18.46	$21.83	$25.53	$31.12	$49.59

Total Return[c]	(9.43%)	(15.44%)	(14.49%)	(17.96%)	(37.14%)	36.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,304	$7,041	$7,870	$11,817	$16,041	$19,674
Ratios to average net assets:
Net investment loss	(2.35%)	(2.27%)	(2.31%)	(2.23%)	(2.15%)	(0.67%)
Total expenses	2.43%	2.40%	2.42%	2.44%	2.43%	2.43%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income is less than $0.01 per share.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	10.5%
Microsoft Corp.	6.7%
Google, Inc. — Class A	5.8%
Amazon.com, Inc.	3.5%
Cisco Systems, Inc.	3.0%
QUALCOMM, Inc.	2.8%
Intel Corp.	2.8%
Comcast Corp. — Class A	2.3%
Gilead Sciences, Inc.	2.3%
Facebook, Inc. — Class A	2.2%
Top Ten Total	41.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 87.3%

INFORMATION TECHNOLOGY - 50.1%
Apple, Inc.	140,378	$66,925,212
Microsoft Corp.	1,287,082	42,872,702
Google, Inc. — Class A*	42,327	37,074,642
Cisco Systems, Inc.	825,767	19,339,463
QUALCOMM, Inc.	265,053	17,853,970
Intel Corp.	769,776	17,643,267
Facebook, Inc. — Class A*	280,831	14,108,949
eBay, Inc.*	200,019	11,159,060
Texas Instruments, Inc.	170,142	6,851,618
Baidu, Inc. ADR*	42,445	6,586,615
Automatic Data Processing, Inc.	74,605	5,399,910
Yahoo!, Inc.*	157,652	5,227,740
Adobe Systems, Inc.*	77,602	4,030,648
Cognizant Technology Solutions Corp. — Class A*	46,570	3,824,328
Dell, Inc.	271,691	3,741,185
Applied Materials, Inc.	185,849	3,259,792
Intuit, Inc.	45,881	3,042,369
Activision Blizzard, Inc.	172,973	2,883,460
Micron Technology, Inc.*	160,460	2,803,236
Symantec Corp.	108,067	2,674,658
Seagate Technology plc	55,129	2,411,343
Western Digital Corp.	36,621	2,321,771
Paychex, Inc.	56,483	2,295,469
Analog Devices, Inc.	48,004	2,258,588
NetApp, Inc.	52,549	2,239,638
SanDisk Corp.	37,141	2,210,261
Broadcom Corp. — Class A	81,735	2,125,927
CA, Inc.	70,400	2,088,768
Citrix Systems, Inc.*	28,954	2,044,442
Fiserv, Inc.*	20,101	2,031,206
Xilinx, Inc.	41,146	1,928,102
Altera Corp.	49,360	1,834,218
Check Point Software Technologies Ltd.*	30,357	1,716,992
Avago Technologies Ltd.	38,149	1,644,985
KLA-Tencor Corp.	25,604	1,558,003
Linear Technology Corp.	36,031	1,428,989
Akamai Technologies, Inc.*	27,528	1,423,198
Autodesk, Inc.*	34,381	1,415,466
Equinix, Inc.*	7,636	1,402,351
NVIDIA Corp.	89,399	1,391,048
Maxim Integrated Products, Inc.	44,015	1,311,647
Microchip Technology, Inc.	30,482	1,228,120
F5 Networks, Inc.*	12,101	1,037,782
Nuance Communications, Inc.*	47,951	896,444
Total Information Technology		319,547,582
CONSUMER DISCRETIONARY - 17.8%
Amazon.com, Inc.*	70,594	22,070,508
Comcast Corp. — Class A	329,665	14,884,375
Starbucks Corp.	116,102	8,936,371
Priceline.com, Inc.*	7,956	8,043,118
Twenty-First Century Fox, Inc.	234,523	7,856,520
Viacom, Inc. — Class B	65,789	5,498,645
DIRECTV*	84,827	5,068,413
Sirius XM Radio, Inc.	959,405	3,712,897
Tesla Motors, Inc.*,1	18,764	3,629,333
Netflix, Inc.*	9,107	2,815,975
Liberty Global plc — Class A*	34,502	2,737,734
Bed Bath & Beyond, Inc.*	33,646	2,602,855
Liberty Media Corp. — Class A*	17,094	2,515,382
Wynn Resorts Ltd.	15,626	2,469,064
Ross Stores, Inc.	33,786	2,459,621
Mattel, Inc.	53,238	2,228,543
O’Reilly Automotive, Inc.*	16,773	2,140,067
Charter Communications, Inc. — Class A*	15,677	2,112,633
Dollar Tree, Inc.*	34,459	1,969,676
Discovery Communications, Inc. — Class A*	22,752	1,920,724
Liberty Interactive Corp. — Class A*	75,946	1,782,453
Staples, Inc.	102,051	1,495,047
Garmin Ltd.[1]	30,179	1,363,789
Fossil Group, Inc.*	8,727	1,014,426
Expedia, Inc.	19,040	986,082
Sears Holdings Corp.*,1	16,447	980,899
Total Consumer Discretionary		113,295,150
HEALTH CARE - 11.9%
Gilead Sciences, Inc.*	236,501	14,861,722
Amgen, Inc.	116,406	13,030,488
Celgene Corp.*	63,549	9,782,098
Biogen Idec, Inc.*	36,722	8,841,189
Express Scripts Holding Co.*	125,808	7,772,418
Regeneron Pharmaceuticals, Inc.*	14,939	4,673,965
Alexion Pharmaceuticals, Inc.*	30,220	3,510,355
Cerner Corp.*	53,015	2,785,939
Vertex Pharmaceuticals, Inc.*	35,970	2,727,245
Intuitive Surgical, Inc.*	6,141	2,310,674
Mylan, Inc.*	58,998	2,251,954
Catamaran Corp.*	31,852	1,463,599
Henry Schein, Inc.*	13,364	1,385,847
DENTSPLY International, Inc.	21,989	954,542
Total Health Care		76,352,035
CONSUMER STAPLES - 4.3%
Mondelez International, Inc. — Class A	275,135	8,644,741
Costco Wholesale Corp.	67,478	7,768,067
Kraft Foods Group, Inc.	92,022	4,825,634
Whole Foods Market, Inc.	57,563	3,367,436
Green Mountain Coffee Roasters, Inc.*	23,293	1,754,662
Monster Beverage Corp.*	25,863	1,351,342
Total Consumer Staples		27,711,882
INDUSTRIALS - 1.8%
PACCAR, Inc.	54,693	3,044,212
Fastenal Co.	45,866	2,304,767
Verisk Analytics, Inc. — Class A*	25,943	1,685,257
Stericycle, Inc.*	13,272	1,531,589
CH Robinson Worldwide, Inc.	24,620	1,466,367
Expeditors International of Washington, Inc.	31,896	1,405,338
Total Industrials		11,437,530

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
NASDAQ-100® FUND

	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Vodafone Group plc ADR	155,640	$5,475,415
SBA Communications Corp. — Class A*	19,747	1,588,844
Total Telecommunication Services		7,064,259
MATERIALS - 0.3%
Sigma-Aldrich Corp.	18,576	1,584,532
Randgold Resources Ltd. ADR	7,656	547,634
Total Materials		2,132,166
Total Common Stocks
(Cost $259,863,085)		557,540,604

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 12.5%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$59,468,319	59,468,319
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[3]	8,522,641	8,522,641
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	6,712,337	6,712,337
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	5,238,057	5,238,057
Total Repurchase Agreements
(Cost $79,941,354)		79,941,354
SECURITIES LENDING COLLATERAL††,4 - 0.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	2,056,397	2,056,397
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	1,920,181	1,920,181
Total Securities Lending Collateral
(Cost $3,976,578)		3,976,578
Total Investments - 100.4%
(Cost $343,781,017)		$641,458,536
Other Assets & Liabilities, net - (0.4)%		(2,478,331)
Total Net Assets - 100.0%		$638,980,205

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $38,589,000)	600	$18,950

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
October 2013 NASDAQ-100 Index Swap,
Terminating 10/23/13[5]
(Notional Value $2,616,456)	813	$(8,050)
Barclays Bank plc
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[5]
(Notional Value $17,081,261)	5,308	(61,968)
Goldman Sachs International
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[5]
(Notional Value $22,064,121)	6,856	(104,958)
(Total Notional Value $41,761,838)		$(174,976)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

NASDAQ-100® FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $3,927,556 of securities loaned
(cost $259,863,085)	$557,540,604
Repurchase agreements, at value
(cost $83,917,932)	83,917,932
Total investments
(cost $343,781,017)	641,458,536
Cash	17,414
Receivables:
Fund shares sold	4,713,664
Dividends	232,729
Variation margin	18,950
Foreign taxes reclaim	2,696
Interest	2,565
Total assets	646,446,554
Liabilities:
Unrealized depreciation on swap agreements	174,976
Payable for:
Upon return of securities loaned	3,976,578
Fund shares redeemed	2,188,917
Management fees	365,353
Swap settlement	159,999
Transfer agent and administrative fees	121,784
Portfolio accounting fees	38,741
Distribution and service fees	28,185
Miscellaneous	411,816
Total liabilities	7,466,349
Net assets	$638,980,205
Net assets consist of:
Paid in capital	$240,902,141
Accumulated net investment loss	(568,038)
Accumulated net realized gain on investments	101,124,609
Net unrealized appreciation on investments	297,521,493
Net assets	$638,980,205
Investor Class:
Net assets	$572,781,508
Capital shares outstanding	27,261,453
Net asset value per share	$21.01
Advisor Class:
Net assets	$35,507,725
Capital shares outstanding	1,828,190
Net asset value per share	$19.42
A-Class:
Net assets	$16,469,405
Capital shares outstanding	827,927
Net asset value per share	$19.89
Maximum offering price per share
(Net asset value divided by 95.25%)	$20.88
C-Class:
Net assets	$14,221,567
Capital shares outstanding	770,666
Net asset value per share	$18.45

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,022)	$3,820,470
Income from securities lending, net	6,804
Interest	4,686
Total investment income	3,831,960

Expenses:
Management fees	2,133,514
Transfer agent and administrative fees	711,172
Distribution and service fees:
Advisor Class	111,554
A-Class	24,385
C-Class	64,905
Portfolio accounting fees	236,219
Trustees’ fees*	36,076
Custodian fees	29,730
Line of credit fees	105
Miscellaneous	527,094
Total expenses	3,874,754
Net investment loss	(42,794)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	57,225,427
Swap agreements	6,082,698
Futures contracts	904,029
Net realized gain	64,212,154
Net change in unrealized appreciation (depreciation) on:
Investments	19,674,208
Swap agreements	(247,225)
Futures contracts	17,137
Net change in unrealized appreciation (depreciation)	19,444,120
Net realized and unrealized gain	83,656,274
Net increase in net assets resulting from operations	$83,613,480

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(42,794)	$460,302
Net realized gain on investments	64,212,154	111,630,461
Net change in unrealized appreciation (depreciation) on investments	19,444,120	(110,322,128)
Net increase in net assets resulting from operations	83,613,480	1,768,635

Capital share transactions:
Proceeds from sale of shares
Investor Class	371,582,796	1,477,916,448
Advisor Class	354,150,577	480,871,589
A-Class	38,345,121	68,152,115
C-Class	10,799,617	29,758,316
Cost of shares redeemed
Investor Class	(324,736,671)	(1,792,700,742)
Advisor Class	(351,038,269)	(526,907,940)
A-Class	(47,376,725)	(58,126,520)
C-Class	(11,230,049)	(32,187,854)
Net increase (decrease) from capital share transactions	40,496,397	(353,224,588)
Net increase (decrease) in net assets	124,109,877	(351,455,953)

Net assets:
Beginning of period	514,870,328	866,326,281
End of period	$638,980,205	$514,870,328
Accumulated net investment loss at end of period	$(568,038)	$(525,244)

Capital share activity:
Shares sold
Investor Class	18,953,973	83,557,992
Advisor Class	19,931,934	29,677,623
A-Class	2,105,955	4,019,789
C-Class	629,180	1,929,154
Shares redeemed
Investor Class	(16,791,702)	(101,458,207)
Advisor Class	(19,097,020)	(32,634,043)
A-Class	(2,636,000)	(3,516,436)
C-Class	(660,805)	(2,076,951)
Net increase (decrease) in shares	2,435,515	(20,501,079)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$18.38	$17.92	$15.23	$12.83	$8.15	$11.81
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.02	(.05)	(.07)	(.07)	(.06)
Net gain (loss) on investments (realized and unrealized)	2.63	.44	2.74	2.47	4.75	(3.60)
Total from investment operations	2.63	.46	2.69	2.40	4.68	(3.66)
Net asset value, end of period	$21.01	$18.38	$17.92	$15.23	$12.83	$8.15

Total Return[d]	14.31%	2.57%	17.66%	18.71%	57.42%	(30.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$572,782	$461,269	$770,626	$579,925	$571,761	$389,944
Ratios to average net assets:
Net investment income (loss)	0.04%	0.13%	(0.34%)	(0.50%)	(0.63%)	(0.59%)
Total expenses	1.29%	1.26%	1.27%	1.31%	1.30%	1.30%
Portfolio turnover rate	78%	94%	94%	39%	34%	55%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.04	$16.70	$14.27	$12.09	$7.72	$11.23
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.08)	(.13)	(.12)	(.12)	(.11)
Net gain (loss) on investments (realized and unrealized)	2.41	.42	2.56	2.30	4.49	(3.40)
Total from investment operations	2.38	.34	2.43	2.18	4.37	(3.51)
Net asset value, end of period	$19.42	$17.04	$16.70	$14.27	$12.09	$7.72

Total Return[d]	13.97%	2.04%	17.03%	18.03%	56.61%	(31.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,508	$16,930	$65,970	$120,277	$17,859	$18,078
Ratios to average net assets:
Net investment loss	(0.32%)	(0.51%)	(0.87%)	(1.00%)	(1.13%)	(1.11%)
Total expenses	1.79%	1.75%	1.76%	1.80%	1.80%	1.79%
Portfolio turnover rate	78%	94%	94%	39%	34%	55%

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.42	$17.03	$14.52	$12.27	$7.82	$11.35
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.02)	(.09)	(.11)	(.09)	(.08)
Net gain (loss) on investments (realized and unrealized)	2.48	.41	2.60	2.36	4.54	(3.45)
Total from investment operations	2.47	.39	2.51	2.25	4.45	(3.53)
Net asset value, end of period	$19.89	$17.42	$17.03	$14.52	$12.27	$7.82

Total Return[d]	14.18%	2.29%	17.29%	18.34%	56.91%	(31.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,469	$23,656	$14,553	$19,806	$15,128	$3,140
Ratios to average net assets:
Net investment loss	(0.13%)	(0.09%)	(0.61%)	(0.81%)	(0.86%)	(0.82%)
Total expenses	1.54%	1.52%	1.53%	1.56%	1.55%	1.55%
Portfolio turnover rate	78%	94%	94%	39%	34%	55%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.22	$15.97	$13.72	$11.67	$7.49	$10.95
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.13)	(.19)	(.19)	(.16)	(.15)
Net gain (loss) on investments (realized and unrealized)	2.31	.38	2.44	2.24	4.34	(3.31)
Total from investment operations	2.23	.25	2.25	2.05	4.18	(3.46)
Net asset value, end of period	$18.45	$16.22	$15.97	$13.72	$11.67	$7.49

Total Return[d]	13.75%	1.57%	16.40%	17.57%	(55.81%)	(31.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,222	$13,015	$15,177	$11,864	$12,216	$6,368
Ratios to average net assets:
Net investment loss	(0.97%)	(0.84%)	(1.35%)	(1.52%)	(1.63%)	(1.59%)
Total expenses	2.29%	2.26%	2.27%	2.31%	2.30%	2.30%
Portfolio turnover rate	78%	94%	94%	39%	34%	55%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE NASDAQ-100® STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 94.2%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$7,689,301	$7,689,301
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	1,352,961	1,352,961
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	867,911	867,911
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	677,285	677,285
Total Repurchase Agreements
(Cost $10,587,458)		10,587,458
Total Investments - 94.2%
(Cost $10,587,458)		$10,587,458
Other Assets & Liabilities, net - 5.8%		651,216
Total Net Assets - 100.0%		$11,238,674

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $578,835)	9	$(3,136)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 NASDAQ-100 Index Swap,
Terminating 10/23/13[3]
(Notional Value $4,524,631)	1,406	$15,641
Goldman Sachs International
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[3]
(Notional Value $3,149,867)	979	14,993
Barclays Bank plc
October 2013 NASDAQ-100 Index Swap,
Terminating 10/31/13[3]
(Notional Value $3,033,656)	943	11,069
(Total Notional Value $10,708,154)		$41,703

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Repurchase agreements, at value
(cost $10,587,458)	$10,587,458
Segregated cash with broker	459,800
Unrealized appreciation on swap agreements	41,703
Receivables:
Fund shares sold	225,230
Variation margin	1,305
Interest	6
Other assets	30,366
Total assets	11,345,868
Liabilities:
Payable for:
Fund shares redeemed	81,879
Management fees	9,182
Transfer agent and administrative fees	2,551
Distribution and service fees	1,787
Portfolio accounting fees	1,020
Miscellaneous	10,775
Total liabilities	107,194
Net assets	$11,238,674
Net assets consist of:
Paid in capital	$91,571,108
Accumulated net investment loss	(159,333)
Accumulated net realized loss on investments	(80,211,668)
Net unrealized appreciation on investments	38,567
Net assets	$11,238,674
Investor Class:
Net assets	$7,513,229
Capital shares outstanding	995,834
Net asset value per share	$7.54
Advisor Class:
Net assets	$2,729,012
Capital shares outstanding	380,712
Net asset value per share	$7.17
A-Class:
Net assets	$285,282
Capital shares outstanding	38,995
Net asset value per share	$7.32
Maximum offering price per share
(Net asset value divided by 95.25%)	$7.69
C-Class:
Net assets	$711,151
Capital shares outstanding	108,253
Net asset value per share	$6.57

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Interest	$1,565
Total investment income	1,565

Expenses:
Management fees	57,551
Transfer agent and administrative fees	15,986
Distribution and service fees:
Advisor Class	7,085
A-Class	320
C-Class	3,990
Portfolio accounting fees	6,394
Trustees’ fees*	762
Custodian fees	699
Miscellaneous	11,860
Total expenses	104,647
Net investment loss	(103,082)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	30,367
Swap agreements	(1,418,639)
Futures contracts	(431,308)
Net realized loss	(1,819,580)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	69,277
Futures contracts	13,978
Net change in unrealized appreciation (depreciation)	83,255
Net realized and unrealized loss	(1,736,325)
Net decrease in net assets resulting from operations	$(1,839,407)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | the RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(103,082)	$(215,845)
Net realized loss on investments	(1,819,580)	(1,529,851)
Net change in unrealized appreciation (depreciation) on investments	83,255	(85,807)
Net decrease in net assets resulting from operations	(1,839,407)	(1,831,503)

Capital share transactions:
Proceeds from sale of shares
Investor Class	72,723,401	171,623,947
Advisor Class	15,326,487	21,701,866
A-Class	410,232	2,082,298
C-Class	1,240,103	10,143,906
Cost of shares redeemed
Investor Class	(71,642,385)	(171,487,070)
Advisor Class	(14,367,172)	(19,284,493)
A-Class	(265,237)	(2,284,696)
C-Class	(1,088,377)	(10,147,691)
Net increase from capital share transactions	2,337,052	2,348,067
Net increase in net assets	497,645	516,564

Net assets:
Beginning of period	10,741,029	10,224,465
End of period	$11,238,674	$10,741,029
Accumulated net investment loss at end of period	$(159,333)	$(56,251)

Capital share activity:
Shares sold
Investor Class	9,023,554	18,431,274
Advisor Class	2,005,532	2,392,488
A-Class	52,296	219,030
C-Class	173,049	1,225,599
Shares redeemed
Investor Class	(8,905,551)	(18,489,682)
Advisor Class	(1,884,249)	(2,156,089)
A-Class	(34,738)	(249,333)
C-Class	(153,057)	(1,227,725)
Net increase in shares	276,836	145,562

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$8.78	$9.39	$11.92	$15.07	$25.09	$21.27
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.12)	(.16)	(.18)	(.25)	(.06)
Net gain (loss) on investments (realized and unrealized)	(1.18)	(.49)	(2.37)	(2.97)	(9.77)	4.25
Total from investment operations	(1.24)	(.61)	(2.53)	(3.15)	(10.02)	4.19
Less distributions from:
Net investment income	—	—	—	—	—	(.37)
Total distributions	—	—	—	—	—	(.37)
Net asset value, end of period	$7.54	$8.78	$9.39	$11.92	$15.07	$25.09

Total Return[c]	(14.12%)	(6.50%)	(21.22%)	(20.90%)	(39.94%)	19.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,513	$7,709	$8,792	$32,978	$21,137	$33,672
Ratios to average net assets:
Net investment loss	(1.43%)	(1.32%)	(1.38%)	(1.30%)	(1.35%)	(0.26%)
Total expenses	1.46%	1.44%	1.45%	1.47%	1.47%	1.46%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$8.37	$9.00	$11.43	$14.54	$24.37	$20.77
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.16)	(.21)	(.24)	(.32)	(.06)
Net gain (loss) on investments (realized and unrealized)	(1.13)	(.47)	(2.22)	(2.87)	(9.51)	4.03
Total from investment operations	(1.20)	(.63)	(2.43)	(3.11)	(9.83)	3.97
Less distributions from:
Net investment income	—	—	—	—	—	(.37)
Total distributions	—	—	—	—	—	(.37)
Net asset value, end of period	$7.17	$8.37	$9.00	$11.43	$14.54	$24.37

Total Return[c]	(14.34%)	(7.00%)	(21.26%)	(21.39%)	(40.34%)	18.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,729	$2,171	$207	$642	$916	$476
Ratios to average net assets:
Net investment loss	(1.94%)	(1.83%)	(1.91%)	(1.80%)	(1.84%)	(0.29%)
Total expenses	1.96%	1.95%	1.95%	1.97%	1.97%	1.97%
Portfolio turnover rate	—	—	—	—	—	—

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$8.52	$9.15	$11.66	$14.78	$24.67	$20.97
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.14)	(.18)	(.21)	(.26)	(.22)
Net gain (loss) on investments (realized and unrealized)	(1.13)	(.49)	(2.33)	(2.91)	(9.63)	4.29
Total from investment operations	(1.20)	(.63)	(2.51)	(3.12)	(9.89)	4.07
Less distributions from:
Net investment income	—	—	—	—	—	(.37)
Total distributions	—	—	—	—	—	(.37)
Net asset value, end of period	$7.32	$8.52	$9.15	$11.66	$14.78	$24.67

Total Return[c]	(14.08%)	(6.89%)	(21.53%)	(21.11%)	(40.09%)	19.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$285	$183	$474	$946	$1,041	$2,301
Ratios to average net assets:
Net investment loss	(1.69%)	(1.56%)	(1.62%)	(1.54%)	(1.37%)	(0.92%)
Total expenses	1.71%	1.68%	1.69%	1.72%	1.71%	1.71%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$7.68	$8.32	$10.67	$13.62	$22.91	$19.63
Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.19)	(.24)	(.29)	(.39)	(.25)
Net gain (loss) on investments (realized and unrealized)	(1.02)	(.45)	(2.11)	(2.66)	(8.90)	3.90
Total from investment operations	(1.11)	(.64)	(2.35)	(2.95)	(9.29)	3.65
Less distributions from:
Net investment income	—	—	—	—	—	(.37)
Total distributions	—	—	—	—	—	(.37)
Net asset value, end of period	$6.57	$7.68	$8.32	$10.67	$13.62	$22.91

Total Return[c]	(14.45%)	(7.58%)	(22.12%)	(21.66%)	(40.55%)	18.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$711	$678	$752	$2,435	$1,858	$3,066
Ratios to average net assets:
Net investment loss	(2.43%)	(2.32%)	(2.37%)	(2.29%)	(2.33%)	(1.19%)
Total expenses	2.46%	2.44%	2.45%	2.47%	2.47%	2.47%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2013

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE:  Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Alliance Data Systems Corp.	0.6%
Green Mountain Coffee Roasters, Inc.	0.5%
Affiliated Managers Group, Inc.	0.5%
LKQ Corp.	0.5%
Tractor Supply Co.	0.5%
Equinix, Inc.	0.5%
Henry Schein, Inc.	0.5%
Oceaneering International, Inc.	0.5%
HollyFrontier Corp.	0.5%
Cimarex Energy Co.	0.5%
Top Ten Total	5.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.4%

FINANCIALS - 17.2%
Affiliated Managers Group, Inc.*	550	$100,451
SL Green Realty Corp.	957	85,019
Realty Income Corp.	2,042	81,170
Everest Re Group Ltd.	506	73,577
Rayonier, Inc.	1,318	73,347
Alleghany Corp.*	175	71,689
Federal Realty Investment Trust	689	69,899
New York Community Bancorp, Inc.	4,592	69,386
UDR, Inc.	2,616	61,999
Fidelity National Financial, Inc. — Class A	2,250	59,850
Essex Property Trust, Inc.	398	58,785
Arthur J Gallagher & Co.	1,333	58,185
Camden Property Trust	884	54,313
Raymond James Financial, Inc.	1,286	53,588
Liberty Property Trust	1,492	53,115
Duke Realty Corp.	3,383	52,233
MSCI, Inc. — Class A*	1,264	50,889
Extra Space Storage, Inc.	1,103	50,462
Reinsurance Group of America, Inc. — Class A	739	49,506
Eaton Vance Corp.	1,261	48,965
WR Berkley Corp.	1,142	48,946
Alexandria Real Estate Equities, Inc.	743	47,441
SEI Investments Co.	1,512	46,736
Regency Centers Corp.	960	46,416
Waddell & Reed Financial, Inc. — Class A	897	46,178
East West Bancorp, Inc.	1,439	45,977
Senior Housing Properties Trust	1,961	45,770
HCC Insurance Holdings, Inc.	1,039	45,529
Signature Bank*	497	45,485
Taubman Centers, Inc.	670	45,098
Kilroy Realty Corp.	850	42,458
Corrections Corporation of America	1,205	41,633
CBOE Holdings, Inc.	914	41,340
Hospitality Properties Trust	1,453	41,120
Jones Lang LaSalle, Inc.	468	40,856
BRE Properties, Inc.	800	40,608
SVB Financial Group*	470	40,594
National Retail Properties, Inc.	1,260	40,093
American Financial Group, Inc.	741	40,058
Brown & Brown, Inc.	1,235	39,644
Old Republic International Corp.	2,513	38,700
Cullen/Frost Bankers, Inc.	546	38,520
First Niagara Financial Group, Inc.	3,690	38,265
FirstMerit Corp.	1,723	37,406
American Campus Communities, Inc.	1,094	37,360
BioMed Realty Trust, Inc.	1,998	37,143
Omega Healthcare Investors, Inc.	1,223	36,531
Prosperity Bancshares, Inc.	585	36,176
Commerce Bancshares, Inc.	801	35,092
Protective Life Corp.	820	34,891
Weingarten Realty Investors	1,173	34,404
Home Properties, Inc.	588	33,957
Synovus Financial Corp.	10,190	33,627
City National Corp.	496	33,063
Highwoods Properties, Inc.	933	32,944
First Horizon National Corp.	2,510	27,585
First American Financial Corp.	1,116	27,175
Hancock Holding Co.	855	26,830
Associated Banc-Corp.	1,727	26,751
Federated Investors, Inc. — Class B	980	26,617
Aspen Insurance Holdings Ltd.	705	25,584
StanCorp Financial Group, Inc.	465	25,584
Hanover Insurance Group, Inc.	460	25,447
Bank of Hawaii Corp.	467	25,428
TCF Financial Corp.	1,712	24,447
Webster Financial Corp.	941	24,024
Fulton Financial Corp.	2,015	23,535
Primerica, Inc.	568	22,913
Washington Federal, Inc.	1,078	22,293
Corporate Office Properties Trust	910	21,021
Valley National Bancorp	2,074	20,636
Mack-Cali Realty Corp.	921	20,207
Apollo Investment Corp.	2,342	19,087
Mercury General Corp.	380	18,358
Kemper Corp.	545	18,312
Trustmark Corp.	704	18,022
Cathay General Bancorp	769	17,972
BancorpSouth, Inc.	871	17,368
Potlatch Corp.	422	16,745
Alexander & Baldwin, Inc.*	449	16,173
Equity One, Inc.	657	14,362
Westamerica Bancorporation	278	13,828
Greenhill & Company, Inc.	275	13,717
Janus Capital Group, Inc.	1,559	13,267
International Bancshares Corp.	595	12,870
Astoria Financial Corp.	869	10,810
Total Financials		3,323,455
INFORMATION TECHNOLOGY - 12.4%
Alliance Data Systems Corp.*	512	108,272
Equinix, Inc.*	510	93,661
ANSYS, Inc.*	967	83,664
Trimble Navigation Ltd.*	2,677	79,534
Cree, Inc.*	1,249	75,177
NCR Corp.*	1,725	68,327
Rackspace Hosting, Inc.*	1,189	62,732
Synopsys, Inc.*	1,608	60,621
Avnet, Inc.	1,428	59,562
Gartner, Inc.*	970	58,201
Concur Technologies, Inc.*	486	53,703
3D Systems Corp.*	982	53,018
Arrow Electronics, Inc.*	1,044	50,665
Skyworks Solutions, Inc.*	1,959	48,662
FactSet Research Systems, Inc.	422	46,040
Jack Henry & Associates, Inc.	888	45,830
Informatica Corp.*	1,126	43,880
TIBCO Software, Inc.*	1,591	40,714

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

CommVault Systems, Inc.*	458	$40,226
Global Payments, Inc.	787	40,199
Cadence Design Systems, Inc.*	2,954	39,879
MICROS Systems, Inc.*	798	39,852
Broadridge Financial Solutions, Inc.	1,243	39,465
Solera Holdings, Inc.	722	38,172
Ingram Micro, Inc. — Class A*	1,596	36,788
WEX, Inc.*	406	35,627
PTC, Inc.*	1,245	35,395
Leidos Holdings, Inc.*	758	34,481
NeuStar, Inc. — Class A*	670	33,152
Atmel Corp.*	4,454	33,138
National Instruments Corp.	1,014	31,363
Lender Processing Services, Inc.	889	29,577
AOL, Inc.	804	27,802
CoreLogic, Inc.*	992	26,834
Ciena Corp.*	1,074	26,828
VeriFone Systems, Inc.*	1,135	25,946
Compuware Corp.	2,241	25,099
Riverbed Technology, Inc.*	1,713	24,993
Advanced Micro Devices, Inc.*	6,380	24,244
Zebra Technologies Corp. — Class A*	530	24,131
SolarWinds, Inc.*	684	23,981
Mentor Graphics Corp.	1,007	23,534
DST Systems, Inc.	311	23,453
ACI Worldwide, Inc.*	410	22,165
Acxiom Corp.*	771	21,889
Lexmark International, Inc. — Class A	654	21,582
Semtech Corp.*	710	21,293
Plantronics, Inc.	454	20,907
Rovi Corp.*	1,064	20,397
Fair Isaac Corp.	367	20,288
Convergys Corp.	1,081	20,269
SunEdison, Inc.*	2,514	20,037
Diebold, Inc.	669	19,642
Tech Data Corp.*	393	19,615
Polycom, Inc.*	1,767	19,296
Fairchild Semiconductor International, Inc. — Class A*	1,334	18,529
International Rectifier Corp.*	740	18,330
Vishay Intertechnology, Inc.*	1,380	17,788
Silicon Laboratories, Inc.*	409	17,468
Itron, Inc.*	406	17,389
RF Micro Devices, Inc.*	2,929	16,520
ADTRAN, Inc.	602	16,037
InterDigital, Inc.	427	15,940
ValueClick, Inc.*	727	15,158
Intersil Corp. — Class A	1,327	14,902
Science Applications International Corp.*	433	14,609
Advent Software, Inc.	429	13,621
Integrated Device Technology, Inc.*	1,421	13,386
Cypress Semiconductor Corp.	1,430	13,356
ManTech International Corp. — Class A	248	7,132
Monster Worldwide, Inc.*	1,177	5,202
Total Information Technology		2,399,169
INDUSTRIALS - 12.3%
B/E Aerospace, Inc.*	1,026	75,739
Fortune Brands Home & Security, Inc.	1,734	72,187
Towers Watson & Co. — Class A	670	71,663
J.B. Hunt Transport Services, Inc.	954	69,575
Wabtec Corp.	1,000	62,870
Hubbell, Inc. — Class B	565	59,178
Manpowergroup, Inc.	811	58,992
Waste Connections, Inc.	1,291	58,625
Lincoln Electric Holdings, Inc.	858	57,161
AGCO Corp.	943	56,976
United Rentals, Inc.*	969	56,483
IDEX Corp.	853	55,659
Donaldson Company, Inc.	1,408	53,687
Kirby Corp.*	596	51,584
KBR, Inc.	1,543	50,363
Timken Co.	827	49,951
Graco, Inc.	640	47,398
Carlisle Companies, Inc.	663	46,602
Nordson Corp.	632	46,534
Alaska Air Group, Inc.	732	45,838
Oshkosh Corp.*	909	44,523
URS Corp.	785	42,194
Genesee & Wyoming, Inc. — Class A*	445	41,372
Acuity Brands, Inc.	443	40,765
MSC Industrial Direct Company, Inc. — Class A	501	40,756
SPX Corp.	472	39,950
Valmont Industries, Inc.	282	39,173
Terex Corp.*	1,159	38,942
Triumph Group, Inc.	539	37,849
Trinity Industries, Inc.	817	37,051
Copart, Inc.*	1,160	36,876
Kennametal, Inc.	807	36,799
Lennox International, Inc.	478	35,974
Huntington Ingalls Industries, Inc.	518	34,913
ITT Corp.	940	33,793
Clean Harbors, Inc.*	576	33,788
AECOM Technology Corp.*	1,048	32,771
Alliant Techsystems, Inc.	331	32,292
Regal-Beloit Corp.	471	31,995
Crane Co.	506	31,205
Exelis, Inc.	1,962	30,823
RR Donnelley & Sons Co.	1,893	29,909
CLARCOR, Inc.	523	29,042
Landstar System, Inc.	475	26,591
Watsco, Inc.	280	26,396
Esterline Technologies Corp.*	330	26,364
Woodward, Inc.	629	25,682
Con-way, Inc.	590	25,423
Corporate Executive Board Co.	347	25,199
GATX Corp.	480	22,810
Deluxe Corp.	527	21,955
Harsco Corp.	839	20,891
Herman Miller, Inc.	611	17,830
Rollins, Inc.	669	17,735

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Mine Safety Appliances Co.	330	$17,031
HNI Corp.	469	16,968
General Cable Corp.	515	16,351
FTI Consulting, Inc.*	429	16,216
JetBlue Airways Corp.*	2,264	15,078
UTI Worldwide, Inc.	949	14,339
Brink’s Co.	506	14,320
Matson, Inc.	441	11,567
Granite Construction, Inc.	377	11,536
Werner Enterprises, Inc.	475	11,082
Total Industrials		2,381,184
CONSUMER DISCRETIONARY - 10.8%
LKQ Corp.*	3,126	99,594
Tractor Supply Co.	1,462	98,203
Polaris Industries, Inc.	670	86,551
Mohawk Industries, Inc.*	639	83,230
Under Armour, Inc. — Class A*	834	66,261
Hanesbrands, Inc.	1,027	63,992
Advance Auto Parts, Inc.	755	62,424
Signet Jewelers Ltd.	843	60,401
Jarden Corp.*	1,234	59,726
Dick’s Sporting Goods, Inc.	1,063	56,743
Foot Locker, Inc.	1,543	52,370
Williams-Sonoma, Inc.	924	51,929
Toll Brothers, Inc.*	1,585	51,402
Carter’s, Inc.	621	47,128
Tupperware Brands Corp.	539	46,553
Panera Bread Co. — Class A*	291	46,132
AMC Networks, Inc. — Class A*	619	42,389
Service Corporation International	2,205	41,057
NVR, Inc.*	44	40,444
Domino’s Pizza, Inc.	576	39,139
Gentex Corp.	1,507	38,564
Sotheby’s	710	34,882
Cinemark Holdings, Inc.	1,078	34,216
Lamar Advertising Co. — Class A*	683	32,121
Cabela’s, Inc.*	490	30,885
Bally Technologies, Inc.*	402	28,968
Brinker International, Inc.	690	27,966
Chico’s FAS, Inc.	1,677	27,939
Tempur Sealy International, Inc.*	628	27,607
Thor Industries, Inc.	466	27,047
Ascena Retail Group, Inc.*	1,326	26,427
Wendy’s Co.	2,946	24,982
American Eagle Outfitters, Inc.	1,767	24,720
Deckers Outdoor Corp.*	361	23,797
John Wiley & Sons, Inc. — Class A	488	23,272
Cheesecake Factory, Inc.	514	22,590
Big Lots, Inc.*	604	22,402
Aaron’s, Inc.	787	21,800
Apollo Group, Inc. — Class A*	1,034	21,517
Life Time Fitness, Inc.*	414	21,309
Rent-A-Center, Inc. — Class A	558	21,260
DreamWorks Animation SKG, Inc. — Class A*	741	21,089
CST Brands, Inc.	635	18,923
HSN, Inc.	349	18,713
Murphy USA, Inc.*	462	18,660
Guess?, Inc.	619	18,477
Meredith Corp.	386	18,381
DeVry, Inc.	594	18,153
ANN, Inc.*	477	17,277
Saks, Inc.*	1,064	16,960
New York Times Co. — Class A*	1,312	16,492
Bob Evans Farms, Inc.	284	16,265
KB Home	866	15,605
WMS Industries, Inc.*	572	14,843
MDC Holdings, Inc.	408	12,244
Office Depot, Inc.*	2,497	12,061
Valassis Communications, Inc.	393	11,350
Matthews International Corp. — Class A	286	10,891
International Speedway Corp. — Class A	287	9,270
Scientific Games Corp. — Class A*	505	8,166
Aeropostale, Inc.*	821	7,717
Scholastic Corp.	267	7,650
Regis Corp.	454	6,665
Total Consumer Discretionary		2,075,791
HEALTH CARE - 6.8%
Henry Schein, Inc.*	900	93,330
ResMed, Inc.	1,476	77,963
Mettler-Toledo International, Inc.*	308	73,948
Universal Health Services, Inc. — Class B	935	70,115
Cooper Companies, Inc.	510	66,142
Omnicare, Inc.	1,076	59,718
Hologic, Inc.*	2,817	58,171
IDEXX Laboratories, Inc.*	547	54,509
Endo Health Solutions, Inc.*	1,187	53,938
MEDNAX, Inc.*	529	53,112
Covance, Inc.*	583	50,406
Cubist Pharmaceuticals, Inc.*	689	43,786
Salix Pharmaceuticals Ltd.*	646	43,204
Community Health Systems, Inc.	983	40,795
United Therapeutics Corp.*	477	37,611
Teleflex, Inc.	426	35,051
Health Management Associates, Inc. — Class A*	2,710	34,688
WellCare Health Plans, Inc.*	458	31,941
Techne Corp.	345	27,621
STERIS Corp.	618	26,549
Mallinckrodt plc*	601	26,498
Health Net, Inc.*	828	26,248
VCA Antech, Inc.*	920	25,263
Allscripts Healthcare Solutions, Inc.*	1,651	24,550
Bio-Rad Laboratories, Inc. — Class A*	208	24,452
Charles River Laboratories International, Inc.*	516	23,870

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

LifePoint Hospitals, Inc.*	495	$23,082
Owens & Minor, Inc.	661	22,864
Thoratec Corp.*	600	22,374
Hill-Rom Holdings, Inc.	611	21,892
HMS Holdings Corp.*	920	19,789
Masimo Corp.	539	14,359
Total Health Care		1,307,839
Materials - 5.4%
Rock Tenn Co. — Class A	748	75,750
Ashland, Inc.	752	69,545
Packaging Corporation of America	1,029	58,746
Reliance Steel & Aluminum Co.	798	58,469
Albemarle Corp.	849	53,437
Valspar Corp.	842	53,408
RPM International, Inc.	1,389	50,282
Martin Marietta Materials, Inc.	481	47,219
Aptargroup, Inc.	690	41,490
Sonoco Products Co.	1,047	40,770
Steel Dynamics, Inc.	2,305	38,517
Eagle Materials, Inc.	514	37,291
NewMarket Corp.	122	35,125
Royal Gold, Inc.	678	32,991
Carpenter Technology Corp.	553	32,135
Cytec Industries, Inc.	383	31,161
Domtar Corp.	340	27,003
Compass Minerals International, Inc.	346	26,389
Cabot Corp.	617	26,352
Louisiana-Pacific Corp.*	1,459	25,664
Scotts Miracle-Gro Co. — Class A	455	25,038
Sensient Technologies Corp.	521	24,951
Silgan Holdings, Inc.	456	21,432
Commercial Metals Co.	1,216	20,611
Olin Corp.	840	19,379
Worthington Industries, Inc.	552	19,005
Minerals Technologies, Inc.	360	17,773
Greif, Inc. — Class A	313	15,346
Intrepid Potash, Inc.	582	9,126
Total Materials		1,034,405
Energy - 4.4%
Oceaneering International, Inc.	1,129	91,720
HollyFrontier Corp.	2,083	87,715
Cimarex Energy Co.	905	87,243
Oil States International, Inc.*	578	59,800
Energen Corp.	755	57,674
SM Energy Co.	695	53,647
Dresser-Rand Group, Inc.*	799	49,858
Dril-Quip, Inc.*	425	48,769
Superior Energy Services, Inc.*	1,659	41,541
Rosetta Resources, Inc.*	637	34,691
Atwood Oceanics, Inc.*	598	32,914
Patterson-UTI Energy, Inc.	1,539	32,904
Tidewater, Inc.	519	30,772
World Fuel Services Corp.	762	28,430
Helix Energy Solutions Group, Inc.*	1,028	26,080
Unit Corp.*	452	21,013
CARBO Ceramics, Inc.	209	20,714
Alpha Natural Resources, Inc.*	2,312	13,779
Bill Barrett Corp.*	504	12,655
Arch Coal, Inc.	2,208	9,075
Total Energy		840,994
Utilities - 3.8%
OGE Energy Corp.	2,066	74,562
National Fuel Gas Co.	872	59,959
N.V. Energy, Inc.	2,454	57,938
Alliant Energy Corp.	1,158	57,379
MDU Resources Group, Inc.	1,967	55,017
UGI Corp.	1,186	46,408
Aqua America, Inc.	1,837	45,429
Questar Corp.	1,827	41,089
Westar Energy, Inc.	1,327	40,673
Atmos Energy Corp.	944	40,205
Great Plains Energy, Inc.	1,602	35,564
Vectren Corp.	854	28,481
Cleco Corp.	628	28,160
Hawaiian Electric Industries, Inc.	1,037	26,029
IDACORP, Inc.	522	25,265
Black Hills Corp.	469	23,384
WGL Holdings, Inc.	537	22,935
PNM Resources, Inc.	827	18,715
Total Utilities		727,192
Consumer Staples - 2.9%
Green Mountain Coffee Roasters, Inc.*	1,367	102,976
Church & Dwight Company, Inc.	1,442	86,592
Energizer Holdings, Inc.	647	58,974
Ingredion, Inc.	809	53,532
Hillshire Brands Co.	1,283	39,439
Flowers Foods, Inc.	1,822	39,064
WhiteWave Foods Co. — Class A*	1,804	36,026
United Natural Foods, Inc.*	515	34,618
Harris Teeter Supermarkets, Inc.	515	25,332
Dean Foods Co.*	979	18,895
SUPERVALU, Inc.*	2,046	16,839
Lancaster Colony Corp.	202	15,815
Post Holdings, Inc.*	342	13,807
Universal Corp.	239	12,172
Tootsie Roll Industries, Inc.	211	6,503
Total Consumer Staples		560,584
Telecommunication Services - 0.4%
tw telecom, Inc. — Class A*	1,517	45,306
Telephone & Data Systems, Inc.	1,026	30,318
Total Telecommunication Services		75,624
Total Common Stocks
(Cost $9,081,515)		14,726,237

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 25.3%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$3,348,712	$3,348,712
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	860,076	860,076
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	377,977	377,977
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	294,959	294,959
Total Repurchase Agreements
(Cost $4,881,724)		4,881,724
Total Investments - 101.7%
(Cost $13,963,239)		$19,607,961
Other Assets & Liabilities, net - (1.7)%		(326,883)
Total Net Assets - 100.0%		$19,281,078

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $5,836,460)	47	$41,754

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
October 2013 S&P MidCap 400
Index Swap, Terminating 10/23/13[3]
(Notional Value $2,156,419)	1,734	$(481)
Barclays Bank plc
October 2013 S&P MidCap 400
Index Swap, Terminating 10/31/13[3]
(Notional Value $2,610,862)	2,099	(566)
Goldman Sachs International
October 2013 S&P MidCap 400
Index Swap, Terminating 10/31/13[3]
(Notional Value $3,572,168)	2,872	(13,836)
(Total Notional Value $8,339,449)		$(14,883)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $9,081,515)	$14,726,237
Repurchase agreements, at value
(cost $4,881,724)	4,881,724
Total investments
(cost $13,963,239)	19,607,961
Segregated cash with broker	571,500
Cash	44,438
Receivables:
Fund shares sold	17,016
Dividends	13,481
Interest	3
Total assets	20,254,399
Liabilities:
Unrealized depreciation on swap agreements	14,883
Payable for:
Fund shares redeemed	892,097
Management fees	13,190
Distribution and service fees	5,979
Swap settlement	5,416
Transfer agent and administrative fees	3,664
Variation margin	1,880
Portfolio accounting fees	1,466
Miscellaneous	34,746
Total liabilities	973,321
Net assets	$19,281,078
Net assets consist of:
Paid in capital	$20,819,782
Accumulated net investment loss	(250,269)
Accumulated net realized loss on investments	(6,960,028)
Net unrealized appreciation on investments	5,671,593
Net assets	$19,281,078
A-Class:
Net assets	$1,590,601
Capital shares outstanding	31,650
Net asset value per share	$50.26
Maximum offering price per share
(Net asset value divided by 95.25%)	$52.77
C-Class:
Net assets	$3,969,600
Capital shares outstanding	87,207
Net asset value per share	$45.52
H-Class:
Net assets	$13,720,877
Capital shares outstanding	272,708
Net asset value per share	$50.31

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends	$184,098
Interest	990
Income from securities lending, net	499
Total investment income	185,587

Expenses:
Management fees	144,397
Transfer agent and administrative fees	40,110
Distribution and service fees:
A-Class	1,980
C-Class	20,462
H-Class	33,015
Portfolio accounting fees	16,044
Trustees’ fees*	2,255
Custodian fees	1,700
Miscellaneous	24,485
Total expenses	284,448
Net investment loss	(98,861)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,535,707
Swap agreements	(442,713)
Futures contracts	263,162
Net realized gain	3,356,156
Net change in unrealized appreciation (depreciation) on:
Investments	(3,404,720)
Swap agreements	(227,622)
Futures contracts	(638,063)
Net change in unrealized appreciation (depreciation)	(4,270,405)
Net realized and unrealized loss	(914,249)
Net decrease in net assets resulting from operations	$(1,013,110)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(98,861)	$(182,679)
Net realized gain on investments	3,356,156	8,380,359
Net change in unrealized appreciation (depreciation) on investments	(4,270,405)	4,856,908
Net increase (decrease) in net assets resulting from operations	(1,013,110)	13,054,588

Capital share transactions:
Proceeds from sale of shares
A-Class	872,623	6,093,533
C-Class	1,627,974	5,836,319
H-Class	73,480,797	306,913,190
Cost of shares redeemed
A-Class	(1,609,157)	(6,186,951)
C-Class	(3,129,307)	(6,337,463)
H-Class	(115,321,505)	(278,786,299)
Net increase (decrease) from capital share transactions	(44,078,575)	27,532,329
Net increase (decrease) in net assets	(45,091,685)	40,586,917

Net assets:
Beginning of period	64,372,763	23,785,846
End of period	$19,281,078	$64,372,763
Accumulated net investment loss at end of period	$(250,269)	$(151,408)

Capital share activity:
Shares sold
A-Class	18,282	150,735
C-Class	38,065	171,185
H-Class	1,557,198	8,203,357
Shares redeemed
A-Class	(35,420)	(157,070)
C-Class	(75,498)	(191,671)
H-Class	(2,549,022)	(7,406,790)
Net increase (decrease) in shares	(1,046,395)	769,746

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$45.07	$36.23	$37.14	$26.89	$13.33	$32.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.16)	(.23)	(.26)	(.16)	— [c]
Net gain (loss) on investments (realized and unrealized)	5.32	9.00	(.68)	10.51	13.72	(17.74)
Total from investment operations	5.19	8.84	(.91)	10.25	13.56	(17.74)
Less distributions from:
Net realized gains	—	—	—	—	—	(1.32)
Total distributions	—	—	—	—	—	(1.32)
Net asset value, end of period	$50.26	$45.07	$36.23	$37.14	$26.89	$13.33

Total Return[d]	11.52%	24.40%	(2.45%)	38.12%	101.73%	(54.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,591	$2,199	$1,997	$1,877	$1,567	$1,080
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.43%)	(0.68%)	(0.88%)	(0.79%)	0.01%
Total expenses	1.68%	1.66%	1.66%	1.70%	1.69%	1.68%
Portfolio turnover rate	64%	447%	141%	211%	219%	204%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$40.97	$33.18	$34.26	$24.98	$12.47	$30.73
Income (loss) from investment operations:
Net investment loss[b]	(.28)	(.41)	(.43)	(.43)	(.27)	(.17)
Net gain (loss) on investments (realized and unrealized)	4.83	8.20	(.65)	9.71	12.78	(16.77)
Total from investment operations	4.55	7.79	(1.08)	9.28	12.51	(16.94)
Less distributions from:
Net realized gains	—	—	—	—	—	(1.32)
Total distributions	—	—	—	—	—	(1.32)
Net asset value, end of period	$45.52	$40.97	$33.18	$34.26	$24.98	$12.47

Total Return[d]	11.11%	23.48%	(3.15%)	37.15%	100.32%	(55.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,970	$5,107	$4,815	$6,045	$4,069	$2,954
Ratios to average net assets:
Net investment loss	(1.30%)	(1.23%)	(1.42%)	(1.59%)	(1.43%)	(0.72%)
Total expenses	2.43%	2.40%	2.41%	2.44%	2.44%	2.43%
Portfolio turnover rate	64%	447%	141%	211%	219%	204%

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$45.13	$36.27	$37.12	$26.89	$13.33	$32.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.15)	(.24)	(.28)	(.15)	.01
Net gain (loss) on investments (realized and unrealized)	5.30	9.01	(.61)	10.51	13.71	(17.76)
Total from investment operations	5.18	8.86	(.85)	10.23	13.56	(17.75)
Less distributions from:
Net realized gains	—	—	—	—	—	(1.32)
Total distributions	—	—	—	—	—	(1.32)
Net asset value, end of period	$50.31	$45.13	$36.27	$37.12	$26.89	$13.33

Total Return[d]	11.48%	24.43%	(2.29%)	38.04%	101.73%	(54.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,721	$57,067	$16,974	$42,647	$30,825	$11,063
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.41%)	(0.72%)	(0.91%)	(0.73%)	0.06%
Total expenses	1.68%	1.67%	1.66%	1.70%	1.68%	1.68%
Portfolio turnover rate	64%	447%	141%	211%	219%	204%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE MID-CAP STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 94.7%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$3,129,304	$3,129,304
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	415,860	415,860
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	353,212	353,212
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	275,634	275,634
Total Repurchase Agreements
(Cost $4,174,010)		4,174,010
Total Investments - 94.7%
(Cost $4,174,010)		$4,174,010
Other Assets & Liabilities, net - 5.3%		231,741
Total Net Assets - 100.0%		$4,405,751

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2013 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,111,060)	17	$(14,689)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
October 2013 S&P MidCap 400
Index Swap, Terminating 10/31/13[3]
(Notional Value $1,661,041)	1,335	$6,371
Barclays Bank plc
October 2013 S&P MidCap 400
Index Swap, Terminating 10/31/13[3]
(Notional Value $292,047)	235	62
Credit Suisse Capital, LLC
October 2013 S&P MidCap 400
Index Swap, Terminating 10/23/13[3]
(Notional Value $274,303)	221	61
(Total Notional Value $2,227,391)		$6,494

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Repurchase agreements, at value
(cost $4,174,010)	$4,174,010
Segregated cash with broker	156,500
Unrealized appreciation on swap agreements	6,494
Receivables:
Fund shares sold	75,231
Variation margin	680
Interest	2
Total assets	4,412,917
Liabilities:
Payable for:
Management fees	2,830
Distribution and service fees	904
Transfer agent and administrative fees	786
Portfolio accounting fees	314
Fund shares redeemed	29
Miscellaneous	2,303
Total liabilities	7,166
Net assets	$4,405,751
Net assets consist of:
Paid in capital	$20,746,043
Accumulated net investment loss	(44,125)
Accumulated net realized loss on investments	(16,287,972)
Net unrealized depreciation on investments	(8,195)
Net assets	$4,405,751
A-Class:
Net assets	$59,612
Capital shares outstanding	4,438
Net asset value per share	$13.43
Maximum offering price per share
(Net asset value divided by 95.25%)	$14.10
C-Class:
Net assets	$201,127
Capital shares outstanding	16,178
Net asset value per share	$12.43
H-Class:
Net assets	$4,145,012
Capital shares outstanding	309,092
Net asset value per share	$13.41

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$472
Total investment income	472

Expenses:
Management fees	17,516
Transfer agent and administrative fees	4,866
Distribution and service fees:
A-Class	34
C-Class	1,165
H-Class	4,540
Portfolio accounting fees	1,946
Custodian fees	219
Trustees’ fees*	206
Miscellaneous	2,979
Total expenses	33,471
Net investment loss	(32,999)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(301,357)
Futures contracts	(133,133)
Net realized loss	(434,490)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	11,993
Futures contracts	14,801
Net change in unrealized appreciation (depreciation)	26,794
Net realized and unrealized loss	(407,696)
Net decrease in net assets resulting from operations	$(440,695)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(32,999)	$(62,762)
Net realized loss on investments	(434,490)	(835,742)
Net change in unrealized appreciation (depreciation) on investments	26,794	(40,001)
Net decrease in net assets resulting from operations	(440,695)	(938,505)

Capital share transactions:
Proceeds from sale of shares
A-Class	164,879	25,409
C-Class	438,785	2,334,604
H-Class	19,141,989	37,209,370
Cost of shares redeemed
A-Class	(126,048)	(107,844)
C-Class	(420,944)	(2,099,321)
H-Class	(16,002,176)	(36,588,355)
Net increase from capital share transactions	3,196,485	773,863
Net increase (decrease) in net assets	2,755,790	(164,642)

Net assets:
Beginning of period	1,649,961	1,814,603
End of period	$4,405,751	$1,649,961
Accumulated net investment loss at end of period	$(44,125)	$(11,126)

Capital share activity:
Shares sold
A-Class	11,335	1,477
C-Class	32,978	134,348
H-Class	1,335,810	2,062,719
Shares redeemed
A-Class	(8,613)	(6,103)
C-Class	(32,386)	(125,849)
H-Class	(1,121,514)	(2,054,688)
Net increase in shares	217,610	11,904

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.88	$18.21	$20.38	$27.37	$48.21	$37.07
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.28)	(.34)	(.39)	(.52)	(.22)
Net gain (loss) on investments
(realized and unrealized)	(1.33)	(3.05)	(1.83)	(6.60)	(20.32)	11.40
Total from investment operations	(1.45)	(3.33)	(2.17)	(6.99)	(20.84)	11.18
Less distributions from:
Net investment income	—	—	—	—	—	(.04)
Total distributions	—	—	—	—	—	(.04)
Net asset value, end of period	$13.43	$14.88	$18.21	$20.38	$27.37	$48.21

Total Return[c]	(9.74%)	(18.29%)	(10.65%)	(25.54%)	(43.23%)	30.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60	$26	$115	$268	$733	$452
Ratios to average net assets:
Net investment loss	(1.65%)	(1.52%)	(1.63%)	(1.54%)	(1.56%)	(0.55%)
Total expenses	1.67%	1.64%	1.66%	1.69%	1.69%	1.68%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.83	$17.06	$19.24	$26.03	$46.24	$35.82
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.38)	(.48)	(.55)	(.75)	(.41)
Net gain (loss) on investments
(realized and unrealized)	(1.24)	(2.85)	(1.70)	(6.24)	(19.46)	10.87
Total from investment operations	(1.40)	(3.23)	(2.18)	(6.79)	(20.21)	10.46
Less distributions from:
Net investment income	—	—	—	—	—	(.04)
Total distributions	—	—	—	—	—	(.04)
Net asset value, end of period	$12.43	$13.83	$17.06	$19.24	$26.03	$46.24

Total Return[c]	(10.12%)	(18.93%)	(11.33%)	(26.09%)	(43.71%)	29.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201	$216	$121	$337	$268	$327
Ratios to average net assets:
Net investment loss	(2.40%)	(2.29%)	(2.39%)	(2.29%)	(2.30%)	(1.07%)
Total expenses	2.43%	2.40%	2.42%	2.44%	2.43%	2.43%
Portfolio turnover rate	—	—	—	—	—	—

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.86	$18.19	$20.36	$27.35	$48.21	$37.07
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.27)	(.35)	(.40)	(.55)	(.27)
Net gain (loss) on investments
(realized and unrealized)	(1.33)	(3.06)	(1.82)	(6.59)	(20.31)	11.45
Total from investment operations	(1.45)	(3.33)	(2.17)	(6.99)	(20.86)	11.18
Less distributions from:
Net investment income	—	—	—	—	—	(.04)
Total distributions	—	—	—	—	—	(.04)
Net asset value, end of period	$13.41	$14.86	$18.19	$20.36	$27.35	$48.21

Total Return[c]	(9.76%)	(18.31%)	(10.66%)	(25.56%)	(43.27%)	30.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,145	$1,409	$1,578	$1,845	$2,891	$7,350
Ratios to average net assets:
Net investment loss	(1.65%)	(1.53%)	(1.64%)	(1.53%)	(1.55%)	(0.62%)
Total expenses	1.67%	1.65%	1.67%	1.69%	1.68%	1.70%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	September 30, 2013

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)
CoStar Group, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
CommVault Systems, Inc.	0.2%
Acuity Brands, Inc.	0.2%
Ultimate Software Group, Inc.	0.2%
athenahealth, Inc.	0.2%
Middleby Corp.	0.2%
Chart Industries, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%
Alnylam Pharmaceuticals, Inc.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

COMMON STOCKS† - 72.3%

Financials - 16.3%
Prosperity Bancshares, Inc.	984	$60,850
FirstMerit Corp.	2,724	59,137
CNO Financial Group, Inc.	3,639	52,403
Highwoods Properties, Inc.	1,461	51,587
Portfolio Recovery Associates, Inc.*	829	49,691
RLJ Lodging Trust	2,034	47,778
Financial Engines, Inc.	793	47,136
Prospect Capital Corp.	4,215	47,124
LaSalle Hotel Properties	1,559	44,462
Hancock Holding Co.	1,389	43,586
Stifel Financial Corp.*	1,051	43,322
First American Financial Corp.	1,779	43,318
Radian Group, Inc.	2,831	39,435
CubeSmart	2,177	38,838
MGIC Investment Corp.*	5,320	38,730
Sovran Self Storage, Inc.	511	38,672
Geo Group, Inc.	1,163	38,670
Chambers Street Properties	4,380	38,457
Susquehanna Bancshares, Inc.	3,053	38,314
EPR Properties	785	38,261
MarketAxess Holdings, Inc.	627	37,645
Primerica, Inc.	933	37,637
Webster Financial Corp.	1,468	37,477
NorthStar Realty Finance Corp.	3,882	36,024
Healthcare Realty Trust, Inc.	1,555	35,936
Enstar Group Ltd.*	258	35,242
DCT Industrial Trust, Inc.	4,764	34,252
DiamondRock Hospitality Co.	3,200	34,144
Sunstone Hotel Investors, Inc.	2,669	34,003
Invesco Mortgage Capital, Inc.	2,207	33,965
Colonial Properties Trust	1,458	32,790
Medical Properties Trust, Inc.	2,616	31,837
Lexington Realty Trust	2,778	31,197
BancorpSouth, Inc.	1,557	31,046
American Realty Capital Properties, Inc.	2,540	30,988
Platinum Underwriters Holdings Ltd.	516	30,821
First Financial Bankshares, Inc.	523	30,762
RLI Corp.	349	30,509
Texas Capital Bancshares, Inc.*	661	30,385
Capitol Federal Financial, Inc.	2,437	30,292
Cathay General Bancorp	1,292	30,193
Apollo Investment Corp.	3,669	29,902
Umpqua Holdings Corp.	1,838	29,811
EastGroup Properties, Inc.	494	29,250
Glacier Bancorp, Inc.	1,180	29,158
First Industrial Realty Trust, Inc.	1,781	28,977
FNB Corp.	2,381	28,882
Pebblebrook Hotel Trust	1,001	28,739
UMB Financial Corp.	526	28,583
Trustmark Corp.	1,105	28,288
Cousins Properties, Inc.	2,723	28,020
First Cash Financial Services, Inc.*	477	27,642
New Residential Investment Corp.	4,160	27,539
Washington Real Estate Investment Trust	1,077	27,216
American Equity Investment Life Holding Co.	1,264	26,822
DuPont Fabros Technology, Inc.	1,026	26,440
Redwood Trust, Inc.	1,341	26,404
Potlatch Corp.	657	26,070
PennyMac Mortgage Investment Trust	1,144	25,946
Strategic Hotels & Resorts, Inc.*	2,975	25,823
ARMOUR Residential REIT, Inc.	6,128	25,738
Evercore Partners, Inc. — Class A	522	25,698
Home Loan Servicing Solutions Ltd.	1,151	25,334
MB Financial, Inc.	891	25,162
IBERIABANK Corp.	485	25,157
Alexander & Baldwin, Inc.*	698	25,142
Ryman Hospitality Properties, Inc.	725	25,020
Wintrust Financial Corp.	605	24,847
Sun Communities, Inc.	577	24,591
Bank of the Ozarks, Inc.	509	24,427
Symetra Financial Corp.	1,344	23,950
United Bankshares, Inc.[1]	825	23,909
Walter Investment Management Corp.*	603	23,843
Old National Bancorp	1,669	23,700
CYS Investments, Inc.	2,857	23,227
Western Alliance Bancorporation*	1,217	23,038
Glimcher Realty Trust	2,361	23,020
National Health Investors, Inc.	399	22,699
PS Business Parks, Inc.	304	22,684
Home BancShares, Inc.	746	22,656
Greenhill & Company, Inc.	453	22,596
Selective Insurance Group, Inc.	922	22,588
PrivateBancorp, Inc. — Class A	1,053	22,534
PHH Corp.*	946	22,458
Acadia Realty Trust	906	22,360
Community Bank System, Inc.	650	22,178
Westamerica Bancorporation	441	21,935
First Financial Holdings, Inc.	395	21,788
PacWest Bancorp	628	21,578
LTC Properties, Inc.	567	21,535
Equity One, Inc.	981	21,445
Government Properties Income Trust	895	21,417
Colony Financial, Inc.	1,068	21,339
Montpelier Re Holdings Ltd.	814	21,205
Pennsylvania Real Estate Investment Trust	1,111	20,776
Janus Capital Group, Inc.	2,440	20,764
Cash America International, Inc.	458	20,738
Columbia Banking System, Inc.	835	20,625
Fifth Street Finance Corp.	1,990	20,477
CVB Financial Corp.	1,507	20,375
Northwest Bancshares, Inc.	1,535	20,293
EverBank Financial Corp.	1,319	19,759
Amtrust Financial Services, Inc.	504	19,686
National Penn Bancshares, Inc.	1,914	19,236
WisdomTree Investments, Inc.*	1,648	19,133
Main Street Capital Corp.	638	19,095
Argo Group International Holdings Ltd.	444	19,039
Chesapeake Lodging Trust	808	19,020
Hilltop Holdings, Inc.*	1,019	18,852
American Capital Mortgage
Investment Corp.	954	18,851

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

International Bancshares Corp.	870	$18,818
Franklin Street Properties Corp.	1,472	18,753
Hersha Hospitality Trust — Class A	3,317	18,542
First Midwest Bancorp, Inc.	1,225	18,510
Encore Capital Group, Inc.*	403	18,482
Capstead Mortgage Corp.	1,569	18,467
Horace Mann Educators Corp.	645	18,305
Astoria Financial Corp.	1,444	17,963
Investors Bancorp, Inc.	818	17,898
BBCN Bancorp, Inc.	1,284	17,668
National Bank Holdings Corp. — Class A	855	17,562
Pinnacle Financial Partners, Inc.*	575	17,141
Education Realty Trust, Inc.	1,859	16,917
American Assets Trust, Inc.	554	16,903
iStar Financial, Inc.*	1,402	16,880
NBT Bancorp, Inc.	724	16,638
Solar Capital Ltd.	735	16,295
Retail Opportunity Investments Corp.	1,166	16,114
Kennedy-Wilson Holdings, Inc.	860	15,962
Sterling Financial Corp.	555	15,901
Provident Financial Services, Inc.	975	15,805
Hercules Technology Growth Capital, Inc.	1,003	15,296
Park National Corp.	193	15,262
Ramco-Gershenson Properties Trust	985	15,179
Virtus Investment Partners, Inc.*	93	15,126
Employers Holdings, Inc.	504	14,989
First Financial Bancorp	957	14,518
Boston Private Financial Holdings, Inc.	1,305	14,486
Nelnet, Inc. — Class A	373	14,342
World Acceptance Corp.*	159	14,297
Inland Real Estate Corp.	1,395	14,271
EZCORP, Inc. — Class A*	838	14,145
Credit Acceptance Corp.*	127	14,073
Sabra Health Care REIT, Inc.	610	14,036
Associated Estates Realty Corp.	935	13,941
KCG Holdings, Inc. — Class A*	1,605	13,915
Hudson Pacific Properties, Inc.	710	13,810
Investors Real Estate Trust	1,662	13,712
STAG Industrial, Inc.	680	13,682
HFF, Inc. — Class A	546	13,678
ViewPoint Financial Group, Inc.	659	13,622
Ambac Financial Group, Inc.*	740	13,424
Renasant Corp.	493	13,395
Independent Bank Corp.	373	13,316
Triangle Capital Corp.	453	13,305
Greenlight Capital Re Ltd. — Class A*	463	13,168
BofI Holding, Inc.*	201	13,037
WesBanco, Inc.	428	12,724
Parkway Properties, Inc.	714	12,688
FelCor Lodging Trust, Inc.*	2,030	12,505
Infinity Property & Casualty Corp.	193	12,468
Resource Capital Corp.	2,093	12,432
Chemical Financial Corp.	443	12,369
Ashford Hospitality Trust, Inc.	1,001	12,352
CapLease, Inc.	1,452	12,327
PennantPark Investment Corp.	1,094	12,318
Banner Corp.	322	12,288
Forestar Group, Inc.*	566	12,186
Oritani Financial Corp.	740	12,180
First Commonwealth Financial Corp.	1,597	12,121
First Potomac Realty Trust	958	12,042
OFG Bancorp	741	11,997
S&T Bancorp, Inc.	495	11,989
Banco Latinoamericano de Comercio
Exterior S.A. — Class E	479	11,937
CoreSite Realty Corp.	351	11,913
FXCM, Inc. — Class A	599	11,830
BGC Partners, Inc. — Class A	2,089	11,803
BlackRock Kelso Capital Corp.	1,221	11,587
Northfield Bancorp, Inc.	954	11,582
Anworth Mortgage Asset Corp.	2,378	11,486
Campus Crest Communities, Inc.	1,058	11,426
City Holding Co.	264	11,415
Safety Insurance Group, Inc.	211	11,177
Stewart Information Services Corp.	349	11,165
Green Dot Corp. — Class A*	420	11,059
Tompkins Financial Corp.	239	11,047
eHealth, Inc.*	342	11,033
Cohen & Steers, Inc.	312	11,017
Piper Jaffray Cos.*	319	10,939
United Community Banks, Inc.*	716	10,740
Brookline Bancorp, Inc.	1,141	10,737
United Fire Group, Inc.	348	10,604
AMERISAFE, Inc.	296	10,511
Eagle Bancorp, Inc.*	364	10,298
Berkshire Hills Bancorp, Inc.	406	10,195
Summit Hotel Properties, Inc.	1,078	9,907
Golub Capital BDC, Inc.	566	9,814
Maiden Holdings Ltd.	817	9,649
Sandy Spring Bancorp, Inc.	414	9,630
Bancorp, Inc.*	542	9,604
Investment Technology Group, Inc.*	608	9,558
Navigators Group, Inc.*	165	9,532
Excel Trust, Inc.	787	9,444
Altisource Residential Corp.	410	9,422
Community Trust Bancorp, Inc.	230	9,336
Select Income REIT	360	9,288
Flushing Financial Corp.	502	9,262
Apollo Commercial Real Estate Finance, Inc.	602	9,193
TrustCo Bank Corp. NY	1,532	9,131
Capital Bank Financial Corp. — Class A*	410	9,000
ICG Group, Inc.*	628	8,911
Alexander’s, Inc.	31	8,870
Kite Realty Group Trust	1,487	8,818
Dime Community Bancshares, Inc.	527	8,775
New Mountain Finance Corp.	606	8,732
Lakeland Financial Corp.	266	8,685
THL Credit, Inc.	552	8,622
StellarOne Corp.	380	8,550
Hanmi Financial Corp.	513	8,500
TICC Capital Corp.	868	8,463
State Bank Financial Corp.	528	8,379
First Merchants Corp.	481	8,336

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

Cardinal Financial Corp.	504	$8,331
Simmons First National Corp. — Class A	267	8,301
Universal Health Realty Income Trust	198	8,290
PICO Holdings, Inc.*	381	8,252
Urstadt Biddle Properties, Inc. — Class A	414	8,230
Wilshire Bancorp, Inc.	1,006	8,229
GAMCO Investors, Inc. — Class A	106	8,049
Getty Realty Corp.	414	8,044
RAIT Financial Trust	1,136	8,043
Southside Bancshares, Inc.	297	7,966
Dynex Capital, Inc.	904	7,928
NewStar Financial, Inc.*	433	7,911
Provident New York Bancorp	715	7,786
Union First Market Bankshares Corp.	333	7,782
AG Mortgage Investment Trust, Inc.	459	7,629
Apollo Residential Mortgage, Inc.	520	7,587
Rouse Properties, Inc.	366	7,532
WSFS Financial Corp.	125	7,531
Capital Southwest Corp.	218	7,458
Washington Trust Bancorp, Inc.	237	7,449
Medley Capital Corp.	540	7,447
Terreno Realty Corp.	408	7,246
DFC Global Corp.*	656	7,209
Ameris Bancorp*	385	7,076
Virginia Commerce Bancorp, Inc.*	451	7,004
Tejon Ranch Co.*	227	7,000
Heartland Financial USA, Inc.	249	6,937
First Interstate Bancsystem, Inc. — Class A	287	6,931
Crawford & Co. — Class B	714	6,926
Sterling Bancorp	504	6,920
SY Bancorp, Inc.	242	6,856
TCP Capital Corp.	418	6,780
First BanCorp*	1,188	6,748
FBL Financial Group, Inc. — Class A	150	6,735
National Western Life Insurance Co. — Class A	33	6,658
Tower Group International Ltd.	938	6,566
1st Source Corp.	243	6,542
Lakeland Bancorp, Inc.	578	6,503
Chatham Lodging Trust	364	6,501
New York Mortgage Trust, Inc.	1,040	6,500
Agree Realty Corp.	215	6,489
BancFirst Corp.	120	6,488
HCI Group, Inc.	158	6,453
Arlington Asset Investment Corp. — Class A	270	6,421
Central Pacific Financial Corp.	357	6,319
Monmouth Real Estate Investment Corp. —
Class A	694	6,295
Western Asset Mortgage Capital Corp.	393	6,284
TowneBank	435	6,273
Taylor Capital Group, Inc.*	283	6,268
First Busey Corp.	1,196	6,231
Bryn Mawr Bank Corp.	230	6,203
Cedar Realty Trust, Inc.	1,186	6,143
Citizens, Inc.*	711	6,143
CyrusOne, Inc.	320	6,074
Trico Bancshares	260	5,923
MCG Capital Corp.	1,167	5,882
Saul Centers, Inc.	125	5,781
Rockville Financial, Inc.	441	5,733
HomeTrust Bancshares, Inc.*	342	5,643
First Financial Corp.	178	5,619
CoBiz Financial, Inc.	581	5,612
OneBeacon Insurance Group Ltd. —
Class A	379	5,594
Westwood Holdings Group, Inc.	115	5,526
Cowen Group, Inc. — Class A*	1,601	5,523
AmREIT, Inc. — Class B	317	5,500
Federal Agricultural Mortgage Corp. —
Class C	164	5,474
Safeguard Scientifics, Inc.*	344	5,397
Meadowbrook Insurance Group, Inc.	815	5,298
German American Bancorp, Inc.	210	5,296
Univest Corporation of Pennsylvania	280	5,278
Winthrop Realty Trust	473	5,274
United Financial Bancorp, Inc.	325	5,255
MVC Capital, Inc.	398	5,198
Hudson Valley Holding Corp.	276	5,183
Beneficial Mutual Bancorp, Inc.*	519	5,174
Customers Bancorp, Inc.*	320	5,152
State Auto Financial Corp.	244	5,109
MainSource Financial Group, Inc.	335	5,089
Enterprise Financial Services Corp.	301	5,051
First of Long Island Corp.	128	4,973
American Safety Insurance Holdings Ltd.*	164	4,953
Camden National Corp.	121	4,949
Metro Bancorp, Inc.*	232	4,874
First Community Bancshares, Inc.	298	4,872
Southwest Bancorp, Inc.*	325	4,813
Centerstate Banks, Inc.	491	4,753
Park Sterling Corp.	740	4,743
GSV Capital Corp.*	320	4,742
Bank Mutual Corp.	756	4,740
International. FCStone, Inc.*	231	4,724
Flagstar Bancorp, Inc.*	320	4,723
OmniAmerican Bancorp, Inc.*	190	4,647
First Bancorp	321	4,638
Great Southern Bancorp, Inc.	164	4,630
Global Indemnity plc — Class A*	181	4,608
Financial Institutions, Inc.	225	4,604
Arrow Financial Corp.	177	4,528
Fidus Investment Corp.	233	4,520
GFI Group, Inc.	1,141	4,507
Diamond Hill Investment Group, Inc.	42	4,492
Republic Bancorp, Inc. — Class A	163	4,491
Medallion Financial Corp.	299	4,449
Aviv REIT, Inc.	190	4,332
Walker & Dunlop, Inc.*	272	4,328
Ares Commercial Real Estate Corp.	347	4,313
KCAP Financial, Inc.	469	4,212
Whitestone REIT — Class B	285	4,198
HomeStreet, Inc.	217	4,188

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

Yadkin Financial Corp.*	240	$4,135
Gladstone Commercial Corp.	228	4,095
National Bankshares, Inc.	114	4,091
Citizens & Northern Corp.	205	4,088
Gramercy Property Trust, Inc.*	976	4,050
First Connecticut Bancorp, Inc.	275	4,043
Charter Financial Corp.	374	4,039
BNC Bancorp	300	4,002
One Liberty Properties, Inc.	196	3,975
FBR & Co.*	148	3,968
Universal Insurance Holdings, Inc.	562	3,962
PennyMac Financial Services, Inc. — Class A*	210	3,946
Heritage Financial Corp.	254	3,942
West Bancorporation, Inc.	284	3,919
Pacific Continental Corp.	298	3,907
Territorial Bancorp, Inc.	177	3,889
Silver Bay Realty Trust Corp.	248	3,884
First Defiance Financial Corp.	166	3,883
American Residential Properties, Inc.*	220	3,874
Bank of Marin Bancorp	92	3,823
Baldwin & Lyons, Inc. — Class B	156	3,803
OceanFirst Financial Corp.	224	3,788
Peoples Bancorp, Inc.	180	3,758
Penns Woods Bancorp, Inc.	75	3,737
Manning & Napier, Inc. — Class A	224	3,736
MetroCorp Bancshares, Inc.	269	3,701
Ames National Corp.	162	3,689
Consolidated-Tomoka Land Co.	95	3,657
Meta Financial Group, Inc.	96	3,648
Pacific Premier Bancorp, Inc.*	270	3,629
Firsthand Technology Value Fund, Inc.*	148	3,623
Banc of California, Inc.	261	3,610
Independent Bank Group, Inc.	100	3,600
Phoenix Companies, Inc.*	93	3,596
Marlin Business Services Corp.	144	3,594
Fidelity Southern Corp.	234	3,590
1st United Bancorp, Inc.	485	3,555
Washington Banking Co.	252	3,543
Fox Chase Bancorp, Inc.	203	3,532
CNB Financial Corp.	206	3,512
Solar Senior Capital Ltd.	193	3,489
Guaranty Bancorp	248	3,395
Bridge Bancorp, Inc.	155	3,333
Thomas Properties Group, Inc.	493	3,313
PennantPark Floating Rate Capital Ltd.	240	3,307
Preferred Bank/Los Angeles CA*	185	3,291
Suffolk Bancorp*	185	3,278
Franklin Financial Corp.	171	3,242
Horizon Bancorp	137	3,199
Sierra Bancorp	203	3,193
Calamos Asset Management, Inc. — Class A	318	3,177
Meridian Interstate Bancorp, Inc.*	145	3,160
United Community Financial Corp.*	798	3,104
BankFinancial Corp.	346	3,086
Gladstone Investment Corp.	437	3,081
Armada Hoffler Properties, Inc.	310	3,072
Ladenburg Thalmann Financial Services, Inc.*	1,694	3,066
Kansas City Life Insurance Co.	69	3,051
Mercantile Bank Corp.	140	3,049
Tree.com, Inc.	116	3,046
National Interstate Corp.	109	3,031
Gladstone Capital Corp.	345	3,012
Regional Management Corp.*	94	2,989
NewBridge Bancorp*	410	2,989
Home Federal Bancorp, Inc.	237	2,981
MPG Office Trust, Inc.*	950	2,974
Stellus Capital Investment Corp.	196	2,936
American National Bankshares, Inc.	125	2,900
MidWestOne Financial Group, Inc.	111	2,854
Eastern Insurance Holdings, Inc.	116	2,832
Oppenheimer Holdings, Inc. — Class A	159	2,825
Center Bancorp, Inc.	197	2,805
First Financial Northwest, Inc.	268	2,795
Merchants Bancshares, Inc.	95	2,750
CU Bancorp*	150	2,738
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	240	2,736
Bank of Kentucky Financial Corp.	99	2,704
First Bancorp, Inc.	161	2,702
Heritage Commerce Corp.	352	2,693
SWS Group, Inc.*	481	2,684
ESB Financial Corp.	210	2,678
Nicholas Financial, Inc.	164	2,672
AV Homes, Inc.*	152	2,654
JAVELIN Mortgage Investment Corp.	224	2,650
Peapack Gladstone Financial Corp.	142	2,634
Provident Financial Holdings, Inc.	158	2,624
Farmers Capital Bank Corp.*	120	2,623
Northrim BanCorp, Inc.	108	2,603
Seacoast Banking Corporation of Florida*	1,199	2,602
Bridge Capital Holdings*	152	2,581
NGP Capital Resources Co.	345	2,563
Bar Harbor Bankshares	69	2,539
Sun Bancorp, Inc.*	656	2,512
Capital City Bank Group, Inc.*	210	2,474
UMH Properties, Inc.	247	2,453
Kearny Financial Corp.*	235	2,402
Westfield Financial, Inc.	337	2,379
C&F Financial Corp.	49	2,372
Intervest Bancshares Corp. — Class A*	298	2,363
EMC Insurance Group, Inc.	77	2,324
Imperial Holdings, Inc.*	360	2,279
Macatawa Bank Corp.*	422	2,270
Enterprise Bancorp, Inc.	120	2,269
Gain Capital Holdings, Inc.	175	2,203
Doral Financial Corp.*	114	2,175
Roma Financial Corp.*	116	2,156
First Security Group, Inc.*	1,030	2,142
Heritage Oaks Bancorp*	332	2,125
Home Bancorp, Inc.*	117	2,113
Chemung Financial Corp.	60	2,078

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

Hallmark Financial Services, Inc.*	233	$2,067
MidSouth Bancorp, Inc.	133	2,062
First Marblehead Corp.*	2,466	2,022
LCNB Corp.	103	2,018
NASB Financial, Inc.*	68	1,865
Independence Holding Co.	128	1,828
WhiteHorse Finance, Inc.	120	1,812
CommunityOne Bancorp*	178	1,759
Horizon Technology Finance Corp.	132	1,758
Middleburg Financial Corp.	90	1,735
BBX Capital Corp. — Class A*	120	1,724
Clifton Savings Bancorp, Inc.	139	1,722
Consumer Portfolio Services, Inc.*	290	1,720
Access National Corp.	120	1,711
First NBC Bank Holding Co.*	70	1,707
Century Bancorp, Inc. — Class A	51	1,700
Ellington Residential Mortgage REIT	110	1,691
Donegal Group, Inc. — Class A	118	1,651
Resource America, Inc. — Class A	200	1,606
JMP Group, Inc.	255	1,578
ZAIS Financial Corp.	90	1,562
Investors Title Co.	20	1,502
ESSA Bancorp, Inc.	142	1,480
Tristate Capital Holdings, Inc.*	110	1,418
Garrison Capital, Inc.	95	1,404
Hingham Institution for Savings	19	1,328
Pzena Investment Management, Inc. — Class A	188	1,275
ConnectOne Bancorp, Inc.*	35	1,229
Waterstone Financial, Inc.*	120	1,218
VantageSouth Bancshares, Inc.*	200	1,062
Fortegra Financial Corp.*	116	987
Health Insurance Innovations, Inc. — Class A*	80	956
Palmetto Bancshares, Inc.*	70	913
CIFC Corp.	110	868
Hampton Roads Bankshares, Inc.*	550	781
Cascade Bancorp*	108	630
California First National Bancorp	35	597
First Federal Bancshares of Arkansas, Inc.*	54	505
Total Financials		5,707,238

INFORMATION TECHNOLOGY - 13.1%
CoStar Group, Inc.*	478	80,256
CommVault Systems, Inc.*	757	66,488
Ultimate Software Group, Inc.*	444	65,445
FEI Co.	678	59,529
WEX, Inc.*	642	56,335
PTC, Inc.*	1,953	55,523
Aspen Technology, Inc.*	1,542	53,276
MAXIMUS, Inc.	1,119	50,399
Qlik Technologies, Inc.*	1,424	48,758
Belden, Inc.	720	46,116
Tyler Technologies, Inc.*	512	44,785
Cognex Corp.	1,402	43,966
Ciena Corp.*	1,652	41,267
ViaSat, Inc.*	641	40,864
Anixter International, Inc.*	443	38,833
Sourcefire, Inc.*	507	38,491
Microsemi Corp.*	1,533	37,176
j2 Global, Inc.	748	37,040
SS&C Technologies Holdings, Inc.*	957	36,462
Mentor Graphics Corp.	1,556	36,364
ACI Worldwide, Inc.*	657	35,517
Finisar Corp.*	1,530	34,624
Cavium, Inc.*	840	34,608
Cornerstone OnDemand, Inc.*	672	34,567
Acxiom Corp.*	1,208	34,295
Hittite Microwave Corp.*	523	34,178
Infoblox, Inc.*	817	34,167
Semtech Corp.*	1,100	32,989
Guidewire Software, Inc.*	698	32,883
Yelp, Inc. — Class A*	496	32,824
Plantronics, Inc.	709	32,649
Euronet Worldwide, Inc.*	817	32,516
ARRIS Group, Inc.*	1,906	32,516
Convergys Corp.	1,715	32,156
Zillow, Inc. — Class A*	380	32,060
Fair Isaac Corp.	578	31,952
Verint Systems, Inc.*	860	31,872
Aruba Networks, Inc.*	1,865	31,034
Dealertrack Technologies, Inc.*	712	30,501
SunEdison, Inc.*	3,795	30,246
VistaPrint N.V.*,1	529	29,899
Manhattan Associates, Inc.*	312	29,780
Blackbaud, Inc.	741	28,929
Littelfuse, Inc.	361	28,237
International Rectifier Corp.*	1,131	28,015
Sapient Corp.*	1,794	27,933
Itron, Inc.*	638	27,326
Cardtronics, Inc.*	732	27,157
SYNNEX Corp.*	436	26,792
ADTRAN, Inc.	978	26,054
RF Micro Devices, Inc.*	4,616	26,034
CACI International, Inc. — Class A*	376	25,985
OpenTable, Inc.*	371	25,963
TiVo, Inc.*	2,085	25,937
ValueClick, Inc.*	1,242	25,896
Power Integrations, Inc.	474	25,667
InterDigital, Inc.	667	24,899
Coherent, Inc.	405	24,887
OSI Systems, Inc.*	329	24,501
NIC, Inc.	1,052	24,312
Electronics for Imaging, Inc.*	766	24,268
Take-Two Interactive Software, Inc.*	1,334	24,225
Veeco Instruments, Inc.*	645	24,013
Cirrus Logic, Inc.*	1,058	23,995
Sanmina Corp.*	1,371	23,978
Synaptics, Inc.*	537	23,778
Heartland Payment Systems, Inc.	593	23,554
Progress Software Corp.*	906	23,447
Intersil Corp. — Class A	2,076	23,313
Entegris, Inc.*	2,288	23,223
MKS Instruments, Inc.	865	23,000
Cypress Semiconductor Corp.	2,407	22,481
Web.com Group, Inc.*	683	22,088

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

PMC - Sierra, Inc.*	3,335	$22,078
Synchronoss Technologies, Inc.*	580	22,075
TriQuint Semiconductor, Inc.*	2,675	21,748
Infinera Corp.*	1,917	21,681
Trulia, Inc.*	455	21,399
Universal Display Corp.*	663	21,236
Plexus Corp.*	561	20,869
Integrated Device Technology, Inc.*	2,164	20,385
Benchmark Electronics, Inc.*	885	20,258
Syntel, Inc.	251	20,105
Cray, Inc.*	819	19,713
NETGEAR, Inc.*	627	19,349
Monolithic Power Systems, Inc.	601	18,198
Unisys Corp.*	722	18,187
Monotype Imaging Holdings, Inc.	621	17,798
Bottomline Technologies de, Inc.*	635	17,704
RealPage, Inc.*,1	760	17,602
SunPower Corp. — Class A*	668	17,475
Methode Electronics, Inc.	616	17,248
Rambus, Inc.*	1,830	17,202
comScore, Inc.*	585	16,947
BroadSoft, Inc.*	470	16,934
Fusion-io, Inc.*	1,257	16,831
Tessera Technologies, Inc.	868	16,796
Advent Software, Inc.	529	16,796
Interactive Intelligence Group, Inc.*	262	16,634
Rogers Corp.*	279	16,595
GT Advanced Technologies, Inc.*,1	1,947	16,569
MTS Systems Corp.	257	16,538
WebMD Health Corp. — Class A*	576	16,474
SPS Commerce, Inc.*	245	16,395
InvenSense, Inc. — Class A*	925	16,299
QLogic Corp.*	1,455	15,918
iGATE Corp.*	573	15,906
ScanSource, Inc.*	458	15,847
Bankrate, Inc.*	763	15,695
Angieʼs List, Inc.*	689	15,503
Blucora, Inc.*	674	15,489
NetScout Systems, Inc.*	601	15,368
Applied Micro Circuits Corp.*	1,184	15,274
ExlService Holdings, Inc.*	525	14,952
MicroStrategy, Inc. — Class A*	144	14,941
Cabot Microelectronics Corp.*	379	14,599
Ixia*	924	14,479
Diodes, Inc.*	588	14,406
Measurement Specialties, Inc.*	261	14,157
Proofpoint, Inc.*	436	14,004
Harmonic, Inc.*	1,818	13,980
CSG Systems International, Inc.	558	13,978
VirnetX Holding Corp.*	681	13,892
Ellie Mae, Inc.*	434	13,892
Ultratech, Inc.*	456	13,817
ATMI, Inc.*	519	13,764
Imperva, Inc.*	324	13,614
OmniVision Technologies, Inc.*	889	13,611
Liquidity Services, Inc.*	403	13,525
Insight Enterprises, Inc.*	702	13,282
Tellabs, Inc.	5,827	13,227
PROS Holdings, Inc.*	377	12,890
Active Network, Inc.*	888	12,707
LogMeIn, Inc.*	403	12,513
EPAM Systems, Inc.*	361	12,455
United Online, Inc.	1,517	12,106
Demandware, Inc.*	261	12,092
Constant Contact, Inc.*	510	12,082
ServiceSource International, Inc.*	999	12,068
FARO Technologies, Inc.*	286	12,061
Tangoe, Inc.*	504	12,025
Sonus Networks, Inc.*	3,541	11,969
Ruckus Wireless, Inc.*	710	11,949
Comverse, Inc.*	363	11,598
Sykes Enterprises, Inc.*	647	11,588
Emulex Corp.*	1,490	11,562
Advanced Energy Industries, Inc.*	656	11,493
Envestnet, Inc.*	370	11,470
Checkpoint Systems, Inc.*	675	11,273
Rofin-Sinar Technologies, Inc.*	464	11,233
Pegasystems, Inc.	281	11,187
MoneyGram International, Inc.*	571	11,180
ManTech International Corp. — Class A	384	11,044
Move, Inc.*	648	10,984
Badger Meter, Inc.	235	10,928
EVERTEC, Inc.	490	10,883
Digital River, Inc.*	579	10,347
FleetMatics Group plc*	270	10,139
Perficient, Inc.*	552	10,135
Newport Corp.*	644	10,066
Brooks Automation, Inc.	1,077	10,027
CalAmp Corp.*	565	9,961
Responsys, Inc.*	602	9,933
Stamps.com, Inc.*	216	9,921
Park Electrochemical Corp.	342	9,798
Volterra Semiconductor Corp.*	415	9,545
Virtusa Corp.*	327	9,503
AVG Technologies N.V.*	393	9,408
Silicon Graphics International Corp.*	557	9,051
Accelrys, Inc.*	917	9,042
Cass Information Systems, Inc.	164	8,753
Shutterstock, Inc.*	120	8,726
PDF Solutions, Inc.*	407	8,649
SciQuest, Inc.*	384	8,625
CTS Corp.	542	8,547
Global Cash Access Holdings, Inc.*	1,091	8,521
Lattice Semiconductor Corp.*	1,910	8,519
LivePerson, Inc.*	896	8,458
Monster Worldwide, Inc.*	1,907	8,429
TTM Technologies, Inc.*	863	8,414
Calix, Inc.*	658	8,376
Exar Corp.*	622	8,341
Ebix, Inc.	836	8,310
EarthLink, Inc.	1,673	8,281
TeleTech Holdings, Inc.*	329	8,255
Jive Software, Inc.*	656	8,200
Black Box Corp.	262	8,028

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® 1.5x strategy FUND

	Shares	Value

Extreme Networks, Inc.*	1,524	$7,955
Forrester Research, Inc.	216	7,940
Spansion, Inc. — Class A*	779	7,860
Fabrinet*	462	7,780
Photronics, Inc.*	991	7,760
Bazaarvoice, Inc.*	781	7,091
Micrel, Inc.	768	6,996
Super Micro Computer, Inc.*	516	6,987
Epiq Systems, Inc.	521	6,888
Silicon Image, Inc.*	1,264	6,750
Ubiquiti Networks, Inc.	200	6,718
Daktronics, Inc.	596	6,669
Comtech Telecommunications Corp.	272	6,615
Entropic Communications, Inc.*	1,471	6,443
DTS, Inc.*	304	6,384
Ceva, Inc.*	362	6,245
Internap Network Services Corp.*	893	6,206
Rudolph Technologies, Inc.*	540	6,156
Seachange International, Inc.*	536	6,148
FormFactor, Inc.*	888	6,092
Nanometrics, Inc.*	376	6,061
Ambarella, Inc.*	310	6,051
Immersion Corp.*	458	6,041
ShoreTel, Inc.*	971	5,865
Oplink Communications, Inc.*	305	5,740
Dice Holdings, Inc.*	667	5,676
Actuate Corp.*	769	5,652
Electro Rent Corp.	311	5,642
Inphi Corp.*	418	5,614
Callidus Software, Inc.*	608	5,575
XO Group, Inc.*	431	5,569
IntraLinks Holdings, Inc.*	624	5,491
Globecomm Systems, Inc.*	385	5,402
Qualys, Inc.*	250	5,348
E2open, Inc.*	238	5,331
Mercury Systems, Inc.*	525	5,245
Procera Networks, Inc.*	338	5,236
Brightcove, Inc.*	462	5,198
LTX-Credence Corp.*	773	5,086
Integrated Silicon Solution, Inc.*	461	5,020
Zix Corp.*	1,017	4,973
Anaren, Inc.*	194	4,947
Amkor Technology, Inc.*	1,139	4,886
QuinStreet, Inc.*	510	4,820
Parkervision, Inc.*	1,438	4,817
Quantum Corp.*	3,482	4,805
GSI Group, Inc.*	495	4,722
RealD, Inc.*	666	4,662
Electro Scientific Industries, Inc.	397	4,649
Blackhawk Network Holdings, Inc.*	190	4,566
support.com, Inc.*	823	4,485
Cohu, Inc.	410	4,473
PLX Technology, Inc.*	743	4,473
Kopin Corp.*	1,094	4,409
Maxwell Technologies, Inc.*	477	4,331
Zygo Corp.*	269	4,299
NVE Corp.*	83	4,236
Computer Task Group, Inc.	262	4,234
Digi International, Inc.*	417	4,174
Datalink Corp.*	306	4,137
CIBER, Inc.*	1,228	4,052
Millennial Media, Inc.*	569	4,023
Supertex, Inc.	158	4,004
Higher One Holdings, Inc.*	520	3,988
Peregrine Semiconductor Corp.*	438	3,929
IXYS Corp.	402	3,879
Xoom Corp.*	120	3,817
Axcelis Technologies, Inc.*	1,783	3,762
Aeroflex Holding Corp.*	534	3,759
VASCO Data Security International, Inc.*	473	3,732
Marketo, Inc.*	117	3,730
Demand Media, Inc.*	590	3,729
Alliance Fiber Optic Products, Inc.	180	3,685
Travelzoo, Inc.*	137	3,636
Rally Software Development Corp.*	120	3,595
Lionbridge Technologies, Inc.*	953	3,517
ChannelAdvisor Corp.*	95	3,480
KVH Industries, Inc.*	252	3,478
Rubicon Technology, Inc.*	285	3,451
ePlus, Inc.	66	3,411
Tessco Technologies, Inc.	101	3,404
American Software, Inc. — Class A	387	3,305
Marchex, Inc. — Class B	453	3,298
Global Eagle Entertainment, Inc.*	350	3,269
Symmetricom, Inc.*	672	3,239
eGain Corp.*	210	3,169
Vringo, Inc.*	1,100	3,168
RealNetworks, Inc.*	367	3,142
MaxLinear, Inc. — Class A*	377	3,125
Rosetta Stone, Inc.*	190	3,084
KEMET Corp.*	733	3,064
PRGX Global, Inc.*	487	3,049
Mesa Laboratories, Inc.	45	3,042
Avid Technology, Inc.*	506	3,036
Hackett Group, Inc.	421	3,002
Carbonite, Inc.*	199	2,985
Vishay Precision Group, Inc.*	205	2,983
M/A-COM Technology Solutions
Holdings, Inc.*	173	2,944
Pericom Semiconductor Corp.*	374	2,917
MoSys, Inc.*	766	2,850
Sigma Designs, Inc.*	509	2,845
Uni-Pixel, Inc.*	160	2,837
Vocus, Inc.*	302	2,812
Limelight Networks, Inc.*	1,441	2,781
Agilysys, Inc.*	233	2,777
Unwired Planet, Inc.*	1,598	2,765
Bel Fuse, Inc. — Class B	158	2,756
Ultra Clean Holdings, Inc.*	398	2,750
PC-Telephone, Inc.	307	2,717
ANADIGICS, Inc.*	1,343	2,646
Neonode, Inc.*	411	2,639
Numerex Corp. — Class A*	238	2,606
Glu Mobile, Inc.*,1	929	2,592

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Aviat Networks, Inc.*	998	$2,575
Guidance Software, Inc.*	276	2,503
Westell Technologies, Inc. — Class A*	726	2,432
Spark Networks, Inc.*	291	2,421
NeoPhotonics Corp.*	323	2,387
GSI Technology, Inc.*	338	2,376
Alpha & Omega Semiconductor Ltd.*	280	2,355
Multi-Fineline Electronix, Inc.*	142	2,303
DSP Group, Inc.*	326	2,298
Imation Corp.*	558	2,288
Richardson Electronics Ltd.	200	2,274
Reis, Inc.*	140	2,264
PC Connection, Inc.	150	2,264
Mindspeed Technologies, Inc.*	706	2,146
Speed Commerce, Inc.*	650	2,132
Digimarc Corp.	104	2,101
Mitek Systems, Inc.*	400	2,072
TeleCommunication Systems, Inc. — Class A*	780	1,919
Marin Software, Inc.*	147	1,845
Planet Payment, Inc.*	698	1,773
Audience, Inc.*	153	1,720
Sapiens International Corporation N.V.	283	1,712
ModusLink Global Solutions, Inc.*	615	1,685
Telenav, Inc.*	286	1,670
Silver Spring Networks, Inc.*	95	1,646
Intermolecular, Inc.*	284	1,565
Hutchinson Technology, Inc.*	380	1,322
Cyan, Inc.*	130	1,307
Model N, Inc.*	130	1,287
QAD, Inc. — Class A	94	1,282
Radisys Corp.*	377	1,210
TechTarget, Inc.*	232	1,158
Viasystems Group, Inc.*	55	795
Net Element International, Inc.*	40	184
Total Information Technology		4,593,129
Industrials - 10.5%
Acuity Brands, Inc.	712	65,519
Middleby Corp.*	312	65,181
Chart Industries, Inc.*	496	61,028
US Airways Group, Inc.*	3,110	58,967
HEICO Corp.	866	58,664
Teledyne Technologies, Inc.*	608	51,637
EnerSys, Inc.	781	47,352
Actuant Corp. — Class A	1,197	46,491
Woodward, Inc.	1,131	46,179
CLARCOR, Inc.	815	45,257
Moog, Inc. — Class A*	757	44,413
EMCOR Group, Inc.	1,104	43,200
Esterline Technologies Corp.*	509	40,664
Watsco, Inc.	425	40,064
Corporate Executive Board Co.	544	39,506
DigitalGlobe, Inc.*	1,235	39,051
Generac Holdings, Inc.	856	36,500
Curtiss-Wright Corp.	772	36,253
Applied Industrial Technologies, Inc.	697	35,895
USG Corp.*	1,249	35,695
Deluxe Corp.	832	34,661
Advisory Board Co.*	582	34,617
Spirit Airlines, Inc.*	990	33,927
Polypore International, Inc.*	760	31,137
Barnes Group, Inc.	886	30,939
Franklin Electric Company, Inc.	771	30,377
Beacon Roofing Supply, Inc.*	810	29,864
MasTec, Inc.*	978	29,633
United Stationers, Inc.	666	28,972
Healthcare Services Group, Inc.	1,116	28,747
Herman Miller, Inc.	969	28,275
Swift Transportation Co. — Class A*	1,386	27,984
Tetra Tech, Inc.*	1,071	27,729
HNI Corp.	751	27,171
Mueller Industries, Inc.	467	25,998
Watts Water Technologies, Inc. — Class A	458	25,817
General Cable Corp.	810	25,718
TAL International Group, Inc.	546	25,515
Allegiant Travel Co. — Class A	242	25,497
JetBlue Airways Corp.*	3,802	25,321
FTI Consulting, Inc.*	664	25,099
RBC Bearings, Inc.*	375	24,709
UniFirst Corp.	236	24,643
On Assignment, Inc.*	742	24,485
Mine Safety Appliances Co.	464	23,947
Trimas Corp.*	639	23,835
Hub Group, Inc. — Class A*	604	23,695
ABM Industries, Inc.	886	23,585
Steelcase, Inc. — Class A	1,384	23,002
Brady Corp. — Class A	753	22,967
UTI Worldwide, Inc.	1,490	22,514
Brink’s Co.	789	22,329
Simpson Manufacturing Company, Inc.	668	21,757
Proto Labs, Inc.*	280	21,389
Mobile Mini, Inc.*	623	21,219
Orbital Sciences Corp.*	979	20,735
EnPro Industries, Inc.*	343	20,652
WageWorks, Inc.*	408	20,584
Mueller Water Products, Inc. — Class A	2,576	20,582
Huron Consulting Group, Inc.*	379	19,939
Forward Air Corp.	492	19,852
Atlas Air Worldwide Holdings, Inc.*	427	19,689
Granite Construction, Inc.	642	19,645
Aircastle Ltd.	1,124	19,569
G&K Services, Inc. — Class A	323	19,506
Raven Industries, Inc.	593	19,397
Interface, Inc. — Class A	969	19,225
Acacia Research Corp.	807	18,609
Kaydon Corp.	523	18,577
Matson, Inc.	700	18,361
Tennant Co.	296	18,352
CIRCOR International, Inc.	293	18,219
AAR Corp.	666	18,202
Cubic Corp.	331	17,768
AZZ, Inc.	419	17,539
Werner Enterprises, Inc.	745	17,381
Korn/Ferry International*	810	17,334

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Lindsay Corp.	211	$17,222
Kaman Corp.	445	16,848
Albany International Corp. — Class A	459	16,464
GrafTech International Ltd.*	1,907	16,114
TrueBlue, Inc.*	668	16,039
Knight Transportation, Inc.	970	16,024
GenCorp, Inc.*	997	15,982
Briggs & Stratton Corp.	792	15,935
II-VI, Inc.*	835	15,715
Exponent, Inc.	215	15,446
Aegion Corp. — Class A*	644	15,282
Griffon Corp.	1,209	15,161
Rush Enterprises, Inc. — Class A*	570	15,111
Hyster-Yale Materials Handling, Inc.	168	15,065
Dycom Industries, Inc.*	536	15,003
Primoris Services Corp.	579	14,747
McGrath RentCorp	408	14,566
Trex Company, Inc.*	288	14,265
Wesco Aircraft Holdings, Inc.*	677	14,170
ESCO Technologies, Inc.	426	14,156
Apogee Enterprises, Inc.	471	13,979
Universal Forest Products, Inc.	328	13,809
Insperity, Inc.	367	13,799
Team, Inc.*	339	13,475
Knoll, Inc.	792	13,416
Encore Wire Corp.	340	13,410
Textainer Group Holdings Ltd.	350	13,255
Wabash National Corp.*	1,136	13,246
Federal Signal Corp.*	1,024	13,179
Tutor Perini Corp.*	606	12,920
Titan International, Inc.	882	12,912
H&E Equipment Services, Inc.*	485	12,882
Sun Hydraulics Corp.	352	12,760
Navigant Consulting, Inc.*	816	12,615
Quad/Graphics, Inc.	415	12,599
Saia, Inc.*	404	12,597
Meritor, Inc.*	1,591	12,505
Taser International, Inc.*	838	12,495
Standex International Corp.	208	12,355
AAON, Inc.	465	12,350
ACCO Brands Corp.*	1,852	12,297
SkyWest, Inc.	845	12,269
Astec Industries, Inc.	335	12,047
DXP Enterprises, Inc.*	152	12,003
Altra Holdings, Inc.	442	11,894
John Bean Technologies Corp.	474	11,793
Quanex Building Products Corp.	616	11,599
ICF International, Inc.*	326	11,544
Rexnord Corp.*	542	11,274
Arkansas Best Corp.	415	10,653
Heartland Express, Inc.	749	10,628
Comfort Systems USA, Inc.	618	10,389
XPO Logistics, Inc.*	473	10,250
Astronics Corp.*	206	10,240
Greenbrier Companies, Inc.*	412	10,189
Thermon Group Holdings, Inc.*	440	10,168
Nortek, Inc.*	146	10,032
Gorman-Rupp Co.	246	9,870
Republic Airways Holdings, Inc.*	816	9,710
Blount International, Inc.*	798	9,664
Powell Industries, Inc.*	154	9,439
RPX Corp.*	527	9,238
US Ecology, Inc.	306	9,220
Resources Connection, Inc.	669	9,078
Engility Holdings, Inc.*	280	8,884
MYR Group, Inc.*	354	8,602
American Science & Engineering, Inc.	142	8,564
Roadrunner Transportation Systems, Inc.*	300	8,472
Kelly Services, Inc. — Class A	434	8,450
Viad Corp.	325	8,109
Kforce, Inc.	443	7,837
Barrett Business Services, Inc.	116	7,808
Ennis, Inc.	432	7,793
LB Foster Co. — Class A	170	7,776
West Corp.	350	7,760
Columbus McKinnon Corp.*	322	7,738
Great Lakes Dredge & Dock Corp.	970	7,197
Consolidated Graphics, Inc.*	128	7,176
Gibraltar Industries, Inc.*	500	7,130
InnerWorkings, Inc.*	725	7,120
Aerovironment, Inc.*	307	7,092
Aceto Corp.	451	7,045
KEYW Holding Corp.*	523	7,034
Multi-Color Corp.	204	6,922
Standard Parking Corp.*	251	6,749
Marten Transport Ltd.	381	6,534
EnerNOC, Inc.*	434	6,506
GP Strategies Corp.*	247	6,476
Hawaiian Holdings, Inc.*	858	6,384
CAI International, Inc.*	274	6,376
Air Transport Services Group, Inc.*	847	6,344
Layne Christensen Co.*	317	6,327
American Railcar Industries, Inc.	160	6,277
Celadon Group, Inc.	331	6,180
Echo Global Logistics, Inc.*	294	6,156
Furmanite Corp.*	618	6,118
Kratos Defense & Security Solutions, Inc.*	728	6,028
Kadant, Inc.	178	5,979
Capstone Turbine Corp.*	4,992	5,891
American Woodmark Corp.*	169	5,856
Kimball International, Inc. — Class B	526	5,833
Graham Corp.	160	5,781
National Presto Industries, Inc.	82	5,774
Heidrick & Struggles International, Inc.	301	5,737
Michael Baker Corp.	140	5,666
PowerSecure International, Inc.*	348	5,585
Global Power Equipment Group, Inc.	275	5,530
Alamo Group, Inc.	113	5,527
Douglas Dynamics, Inc.	370	5,450
Park-Ohio Holdings Corp.*	140	5,379
PGT, Inc.*	537	5,322
Energy Recovery, Inc.*	720	5,220
Dynamic Materials Corp.	223	5,169
Ducommun, Inc.*	180	5,162

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Pendrell Corp.*	2,645	$5,131
Argan, Inc.	232	5,097
Northwest Pipe Co.*	151	4,965
Lydall, Inc.*	285	4,893
Pike Electric Corp.	419	4,743
Insteel Industries, Inc.	290	4,669
Orion Marine Group, Inc.*	448	4,664
Titan Machinery, Inc.*	288	4,628
CBIZ, Inc.*	618	4,598
NN, Inc.	286	4,450
ExOne Co.*	103	4,388
Mistras Group, Inc.*	258	4,386
TMS International Corp. — Class A	248	4,325
Builders FirstSource, Inc.*	729	4,287
Sparton Corp.*	168	4,284
NCI Building Systems, Inc.*	334	4,255
FreightCar America, Inc.	200	4,136
CECO Environmental Corp.	290	4,083
Houston Wire & Cable Co.	298	4,014
Patriot Transportation Holding, Inc.*	118	3,992
Performant Financial Corp.*	365	3,986
Odyssey Marine Exploration, Inc.*	1,292	3,889
Twin Disc, Inc.	145	3,789
Casella Waste Systems, Inc. — Class A*	639	3,674
Ply Gem Holdings, Inc.*	260	3,635
CDI Corp.	231	3,537
Pacer International, Inc.*	569	3,522
FuelCell Energy, Inc.*,1	2,598	3,351
Accuride Corp.*	651	3,346
Preformed Line Products Co.	46	3,309
Patrick Industries, Inc.*	110	3,306
Ameresco, Inc. — Class A*	323	3,236
Schawk, Inc. — Class A	215	3,191
Quality Distribution, Inc.*	345	3,188
Miller Industries, Inc.	186	3,158
VSE Corp.	67	3,146
Coleman Cable, Inc.	149	3,145
Flow International Corp.*	786	3,136
Commercial Vehicle Group, Inc.*	389	3,096
Costa, Inc.*	161	3,062
Courier Corp.	193	3,053
YRC Worldwide, Inc.*	180	3,038
CRA International, Inc.*	163	3,035
Hardinge, Inc.	196	3,028
LSI Industries, Inc.	348	2,937
ARC Document Solutions, Inc.*	625	2,869
Tecumseh Products Co. — Class A*	310	2,775
Hurco Companies, Inc.	107	2,767
Cenveo, Inc.*	898	2,649
Ampco-Pittsburgh Corp.	147	2,634
Heritage-Crystal Clean, Inc.*	145	2,613
International Shipholding Corp.	94	2,579
Franklin Covey Co.*	143	2,567
PMFG, Inc.*	344	2,546
National Technical Systems, Inc.*	110	2,514
Sterling Construction Company, Inc.*	269	2,488
Universal Truckload Services, Inc.	91	2,426
Power Solutions International, Inc.*	40	2,365
Vicor Corp.*	285	2,331
Global Brass & Copper Holdings, Inc.*	130	2,280
Manitex International, Inc.*	208	2,273
LMI Aerospace, Inc.*	170	2,271
Edgen Group, Inc. — Class A*	280	2,128
Enphase Energy, Inc.*	257	2,092
Xerium Technologies, Inc.*	180	2,086
TRC Companies, Inc.*	263	1,946
American Superconductor Corp.*	795	1,860
Acorn Energy, Inc.	301	1,776
Innovative Solutions & Support, Inc.	200	1,592
API Technologies Corp.*	524	1,535
Intersections, Inc.	161	1,412
NL Industries, Inc.	121	1,373
Ultrapetrol Bahamas Ltd.*	350	1,309
Revolution Lighting Technologies, Inc.*	490	1,254
Swisher Hygiene, Inc.*	1,863	1,130
BlueLinx Holdings, Inc.*	556	1,084
Omega Flex, Inc.	51	963
Erickson Air-Crane, Inc.*	60	940
Compx International, Inc.	17	221
Total Industrials		3,681,922
Consumer Discretionary - 10.0%
Brunswick Corp.	1,496	59,705
Sotheby’s	1,123	55,174
Dana Holding Corp.	2,401	54,840
Tenneco, Inc.*	992	50,096
Fifth & Pacific Companies, Inc.*	1,975	49,631
Lumber Liquidators Holdings, Inc.*	452	48,206
Wolverine World Wide, Inc.	822	47,865
Pool Corp.	768	43,108
Live Nation Entertainment, Inc.*	2,310	42,850
Vail Resorts, Inc.	586	40,657
Rent-A-Center, Inc. — Class A	1,057	40,271
Cheesecake Factory, Inc.	869	38,192
Sinclair Broadcast Group, Inc. — Class A	1,126	37,745
Life Time Fitness, Inc.*	705	36,286
Shutterfly, Inc.*	639	35,707
Steven Madden Ltd.*	659	35,474
Buffalo Wild Wings, Inc.*	311	34,589
Cracker Barrel Old Country Store, Inc.	324	33,450
Express, Inc.*	1,389	32,768
Cooper Tire & Rubber Co.	1,034	31,847
Iconix Brand Group, Inc.*	945	31,393
Ryland Group, Inc.	761	30,852
Pier 1 Imports, Inc.	1,558	30,413
Grand Canyon Education, Inc.*	737	29,687
HSN, Inc.	547	29,330
Penske Automotive Group, Inc.	681	29,100
Jack in the Box, Inc.*	727	29,080
Group 1 Automotive, Inc.	366	28,431
Men’s Wearhouse, Inc.	824	28,057
ANN, Inc.*	767	27,781
Meredith Corp.	583	27,763
Saks, Inc.*	1,705	27,177

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Asbury Automotive Group, Inc.*	505	$26,866
Texas Roadhouse, Inc. — Class A	1,016	26,700
Lithia Motors, Inc. — Class A	363	26,484
New York Times Co. — Class A*	2,104	26,447
Genesco, Inc.*	400	26,232
Bob Evans Farms, Inc.	458	26,230
Meritage Homes Corp.*	588	25,255
Buckle, Inc.	459	24,809
Hillenbrand, Inc.	904	24,742
KB Home	1,372	24,723
Hibbett Sports, Inc.*	430	24,145
Pinnacle Entertainment, Inc.*	955	23,923
Monro Muffler Brake, Inc.[1]	509	23,663
Five Below, Inc.*	538	23,538
Belo Corp. — Class A	1,711	23,441
WMS Industries, Inc.*	898	23,303
Helen of Troy Ltd.*	518	22,895
Outerwall, Inc.*	452	22,595
Select Comfort Corp.*	924	22,499
Children’s Place Retail Stores, Inc.*	376	21,755
Nexstar Broadcasting Group, Inc. — Class A	486	21,629
American Axle & Manufacturing Holdings, Inc.*	1,096	21,613
Vitamin Shoppe, Inc.*	492	21,525
Bloomin’ Brands, Inc.*	906	21,391
Marriott Vacations Worldwide Corp.*	479	21,075
SHFL Entertainment, Inc.*	911	20,953
Krispy Kreme Doughnuts, Inc.*	1,071	20,713
Orient-Express Hotels Ltd. — Class A*	1,571	20,392
Dorman Products, Inc.	408	20,216
Jos. A. Bank Clothiers, Inc.*	459	20,178
Finish Line, Inc. — Class A	808	20,095
Sturm Ruger & Company, Inc.	320	20,042
Skechers U.S.A., Inc. — Class A*	630	19,599
Crocs, Inc.*	1,438	19,571
Churchill Downs, Inc.	226	19,554
Jones Group, Inc.	1,301	19,528
Office Depot, Inc.*	4,028	19,455
La-Z-Boy, Inc.	855	19,417
Standard Pacific Corp.*	2,429	19,213
MDC Holdings, Inc.	634	19,026
DineEquity, Inc.	275	18,975
Ascent Capital Group, Inc. — Class A*	232	18,704
Valassis Communications, Inc.	642	18,541
Conn’s, Inc.*	367	18,365
Restoration Hardware Holdings, Inc.*	288	18,245
OfficeMax, Inc.	1,421	18,175
Papa John’s International, Inc.	260	18,169
National CineMedia, Inc.	933	17,596
Multimedia Games Holding Company, Inc.*	509	17,586
iRobot Corp.*	464	17,479
AFC Enterprises, Inc.*	398	17,349
Matthews International Corp. — Class A	444	16,908
Drew Industries, Inc.	371	16,895
Brown Shoe Company, Inc.	708	16,617
Sonic Corp.*	932	16,543
Red Robin Gourmet Burgers, Inc.*	232	16,495
Boyd Gaming Corp.*	1,128	15,961
Tumi Holdings, Inc.*	791	15,939
Stewart Enterprises, Inc. — Class A	1,196	15,715
G-III Apparel Group Ltd.*	282	15,394
Quiksilver, Inc.*	2,165	15,220
Oxford Industries, Inc.	222	15,092
Sonic Automotive, Inc. — Class A	634	15,089
Interval Leisure Group, Inc.	638	15,076
International Speedway Corp. — Class A	457	14,761
LifeLock, Inc.*	990	14,682
Steiner Leisure Ltd.*	247	14,432
Loral Space & Communications, Inc.	212	14,359
K12, Inc.*	447	13,803
Francesca’s Holdings Corp.*	716	13,346
CEC Entertainment, Inc.	286	13,116
Columbia Sportswear Co.	212	12,769
Cato Corp. — Class A	453	12,675
Core-Mark Holding Company, Inc.	190	12,624
Scientific Games Corp. — Class A*	776	12,548
Scholastic Corp.	436	12,491
Movado Group, Inc.	285	12,469
Arctic Cat, Inc.	216	12,323
Fiesta Restaurant Group, Inc.*	327	12,315
Caesars Entertainment Corp.*	614	12,102
Aeropostale, Inc.*	1,276	11,994
Winnebago Industries, Inc.*	461	11,968
ITT Educational Services, Inc.*	380	11,780
BJ’s Restaurants, Inc.*	410	11,775
MDC Partners, Inc. — Class A	415	11,612
Smith & Wesson Holding Corp.*	1,052	11,561
Biglari Holdings, Inc.*	28	11,555
Ethan Allen Interiors, Inc.	412	11,482
Regis Corp.	772	11,333
Modine Manufacturing Co.*	768	11,236
Pep Boys-Manny Moe & Jack*	877	10,936
American Public Education, Inc.*	284	10,735
Tuesday Morning Corp.*	702	10,720
Gentherm, Inc.*	545	10,399
Standard Motor Products, Inc.	317	10,195
Stage Stores, Inc.	530	10,176
rue21, Inc.*	247	9,964
Capella Education Co.*	176	9,955
LeapFrog Enterprises, Inc. — Class A*	1,043	9,825
Hovnanian Enterprises, Inc. — Class A*	1,846	9,655
Chuy’s Holdings, Inc.*	267	9,583
Zumiez, Inc.*,1	346	9,527
Fred’s, Inc. — Class A	600	9,390
EW Scripps Co. — Class A*	507	9,303
Denny’s Corp.*	1,514	9,266
Maidenform Brands, Inc.*	379	8,903
Tile Shop Holdings, Inc.*	300	8,847
Universal Electronics, Inc.*	242	8,719
Barnes & Noble, Inc.*	660	8,540
Blue Nile, Inc.*	206	8,432
Carmike Cinemas, Inc.*	377	8,324

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Callaway Golf Co.	1,153	$8,209
Zale Corp.*	540	8,208
Libbey, Inc.*	345	8,204
M/I Homes, Inc.*	392	8,083
Haverty Furniture Companies, Inc.	316	7,751
Strayer Education, Inc.	180	7,474
Ruby Tuesday, Inc.*	993	7,448
Beazer Homes USA, Inc.*	406	7,308
Vera Bradley, Inc.*	348	7,155
Destination Maternity Corp.	223	7,091
Ruth’s Hospitality Group, Inc.	587	6,962
Mattress Firm Holding Corp.*	218	6,932
Bright Horizons Family Solutions, Inc.*	190	6,808
NutriSystem, Inc.	469	6,744
Superior Industries International, Inc.	376	6,704
Central European Media Enterprises Ltd. — Class A*	1,255	6,614
Shoe Carnival, Inc.	243	6,563
Gray Television, Inc.*	830	6,516
Cumulus Media, Inc. — Class A*	1,229	6,514
Digital Generation, Inc.*	495	6,400
Cavco Industries, Inc.*	111	6,321
Stein Mart, Inc.	455	6,243
Harte-Hanks, Inc.	704	6,216
Journal Communications, Inc. — Class A*	722	6,173
Education Management Corp.*	652	5,946
America’s Car-Mart, Inc.*	128	5,774
Wet Seal, Inc. — Class A*	1,454	5,714
Rentrak Corp.*	175	5,709
Unifi, Inc.*	244	5,700
Bridgepoint Education, Inc.*	309	5,574
RadioShack Corp.*	1,624	5,538
Overstock.com, Inc.*	186	5,519
PetMed Express, Inc.	331	5,392
Federal-Mogul Corp.*	317	5,322
Entravision Communications Corp. — Class A	899	5,304
Town Sports International Holdings, Inc.	400	5,192
Stoneridge, Inc.*	477	5,156
Carriage Services, Inc. — Class A	255	4,947
Bravo Brio Restaurant Group, Inc.*	323	4,877
Remy International, Inc.	240	4,858
World Wrestling Entertainment, Inc. — Class A	471	4,790
MarineMax, Inc.*	382	4,660
NACCO Industries, Inc. — Class A	84	4,655
Black Diamond, Inc.*	379	4,609
William Lyon Homes — Class A*	226	4,592
Citi Trends, Inc.*	262	4,580
Media General, Inc. — Class A*	320	4,563
Fuel Systems Solutions, Inc.*	231	4,541
Marcus Corp.	307	4,461
Sears Hometown and Outlet Stores, Inc.*	140	4,445
Destination XL Group, Inc.*	686	4,438
Big 5 Sporting Goods Corp.	272	4,374
Christopher & Banks Corp.*	590	4,254
Kirkland’s, Inc.*	229	4,223
Universal Technical Institute, Inc.	348	4,221
VOXX International Corp. — Class A*	300	4,110
Perry Ellis International, Inc.	205	3,862
Orbitz Worldwide, Inc.*	396	3,813
hhgregg, Inc.*	210	3,761
Jamba, Inc.*	280	3,746
Nautilus, Inc.*	508	3,668
Saga Communications, Inc. — Class A	82	3,639
CSS Industries, Inc.	147	3,529
Entercom Communications Corp. — Class A*	398	3,494
TRI Pointe Homes, Inc.*	237	3,479
Speedway Motorsports, Inc.	194	3,473
bebe stores, Inc.	569	3,465
Del Frisco’s Restaurant Group, Inc.*	170	3,429
Spartan Motors, Inc.	561	3,405
Morgans Hotel Group Co.*	439	3,376
West Marine, Inc.*	275	3,355
Weyco Group, Inc.	118	3,342
RG Barry Corp.	167	3,158
Vitacost.com, Inc.*	359	3,052
Carrols Restaurant Group, Inc.*	494	3,013
McClatchy Co. — Class A*	991	2,973
Bassett Furniture Industries, Inc.	181	2,930
Mac-Gray Corp.	199	2,897
Corinthian Colleges, Inc.*	1,305	2,858
ValueVision Media, Inc. — Class A*	640	2,784
New York & Company, Inc.*	471	2,722
Nathan’s Famous, Inc.*	51	2,692
Hooker Furniture Corp.	179	2,676
Culp, Inc.	142	2,657
Lifetime Brands, Inc.	173	2,645
Monarch Casino & Resort, Inc.*	139	2,638
Isle of Capri Casinos, Inc.*	347	2,623
Winmark Corp.	34	2,506
Career Education Corp.*	904	2,495
Luby’s, Inc.*	339	2,434
AH Belo Corp. — Class A	310	2,434
Dex Media, Inc.*	295	2,398
Bon-Ton Stores, Inc.	223	2,353
Tilly’s, Inc. — Class A*	161	2,336
Global Sources Ltd.*	314	2,330
Pacific Sunwear of California, Inc.*	760	2,280
Zagg, Inc.*	501	2,255
Johnson Outdoors, Inc. — Class A*	84	2,253
Flexsteel Industries, Inc.	83	2,073
Blyth, Inc.	149	2,061
1-800-Flowers.com, Inc. — Class A*	416	2,051
Tower International, Inc.*	99	1,979
ReachLocal, Inc.*	166	1,977
Daily Journal Corp.*	13	1,911
Ignite Restaurant Group, Inc.*	123	1,909
Reading International, Inc. — Class A*	281	1,846
Lincoln Educational Services Corp.	397	1,830
EveryWare Global, Inc.*	160	1,824
Skullcandy, Inc.*	293	1,811
Einstein Noah Restaurant Group, Inc.	104	1,801

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Crown Media Holdings, Inc. — Class A*	566	$1,743
Systemax, Inc.	181	1,678
Hemisphere Media Group, Inc.*	140	1,645
Body Central Corp.*	268	1,635
Gordmans Stores, Inc.	141	1,586
Marine Products Corp.	168	1,525
JAKKS Pacific, Inc.	308	1,383
Salem Communications Corp. — Class A	166	1,374
JTH Holding, Inc. — Class A*	70	1,327
Shiloh Industries, Inc.	101	1,323
American Apparel, Inc.*	950	1,235
Diversified Restaurant Holdings, Inc.*	170	1,115
Martha Stewart Living Omnimedia, Inc. — Class A*	475	1,093
Trans World Entertainment Corp.	180	833
Beasley Broadcasting Group, Inc. — Class A	76	660
Total Consumer Discretionary		3,522,723
Health Care - 9.3%
Isis Pharmaceuticals, Inc.*	1,830	68,697
athenahealth, Inc.*	601	65,246
Alnylam Pharmaceuticals, Inc.*	948	60,680
Align Technology, Inc.*	1,196	57,551
Centene Corp.*	889	56,861
NPS Pharmaceuticals, Inc.*	1,636	52,040
WellCare Health Plans, Inc.*	711	49,585
HealthSouth Corp.	1,427	49,202
Questcor Pharmaceuticals, Inc.	848	49,183
PAREXEL International Corp.*	942	47,316
Celldex Therapeutics, Inc.*	1,322	46,838
West Pharmaceutical Services, Inc.	1,130	46,499
Medidata Solutions, Inc.*	443	43,826
Cepheid, Inc.*	1,104	43,100
Team Health Holdings, Inc.*	1,125	42,683
ViroPharma, Inc.*	1,069	42,011
STERIS Corp.	964	41,412
Aegerion Pharmaceuticals, Inc.*	482	41,312
Owens & Minor, Inc.	1,037	35,870
Thoratec Corp.*	950	35,426
Medicines Co.*	1,029	34,492
Haemonetics Corp.*	836	33,340
DexCom, Inc.*	1,150	32,465
MWI Veterinary Supply, Inc.*	212	31,664
Insulet Corp.*	871	31,565
ACADIA Pharmaceuticals, Inc.*	1,147	31,508
HMS Holdings Corp.*	1,435	30,867
Air Methods Corp.	643	27,392
Opko Health, Inc.*	3,055	26,915
Magellan Health Services, Inc.*	443	26,562
Sarepta Therapeutics, Inc.*	540	25,504
MedAssets, Inc.*	993	25,242
Acorda Therapeutics, Inc.*	724	24,819
ImmunoGen, Inc.*,1	1,387	23,607
Neogen Corp.*	386	23,438
Impax Laboratories, Inc.*	1,133	23,238
Cyberonics, Inc.*	454	23,036
Acadia Healthcare Company, Inc.*	574	22,633
Pacira Pharmaceuticals, Inc.*	451	21,689
Chemed Corp.	303	21,665
Masimo Corp.	800	21,312
Volcano Corp.*	888	21,241
Amsurg Corp. — Class A*	520	20,644
Santarus, Inc.*	911	20,561
InterMune, Inc.*	1,323	20,335
HeartWare International, Inc.*	275	20,133
MAKO Surgical Corp.*	678	20,008
Puma Biotechnology, Inc.*	370	19,854
Nektar Therapeutics*	1,881	19,656
Hanger, Inc.*	567	19,142
Arena Pharmaceuticals, Inc.*,1	3,569	18,809
Akorn, Inc.*	952	18,735
Synageva BioPharma Corp.*	290	18,360
PDL BioPharma, Inc.	2,298	18,315
Ironwood Pharmaceuticals, Inc. — Class A*	1,530	18,131
NuVasive, Inc.*	723	17,706
Exelixis, Inc.*	3,015	17,547
Wright Medical Group, Inc.*	655	17,082
Cantel Medical Corp.	532	16,944
Analogic Corp.	203	16,776
Endologix, Inc.*	1,023	16,501
ArthroCare Corp.*	463	16,474
Molina Healthcare, Inc.*	455	16,198
Halozyme Therapeutics, Inc.*	1,462	16,140
Meridian Bioscience, Inc.	670	15,846
Globus Medical, Inc. — Class A*	899	15,697
Clovis Oncology, Inc.*	258	15,681
Vivus, Inc.*,1	1,656	15,434
Abaxis, Inc.	361	15,198
CONMED Corp.	446	15,160
Auxilium Pharmaceuticals, Inc.*	799	14,566
ICU Medical, Inc.*	214	14,537
Raptor Pharmaceutical Corp.*	971	14,507
IPC The Hospitalist Company, Inc.*	281	14,334
Quality Systems, Inc.	658	14,298
MannKind Corp.*	2,441	13,914
Infinity Pharmaceuticals, Inc.*	789	13,768
Keryx Biopharmaceuticals, Inc.*	1,345	13,585
Exact Sciences Corp.*	1,141	13,475
Quidel Corp.*	471	13,376
Astex Pharmaceuticals, Inc.*	1,555	13,186
Omnicell, Inc.*	555	13,142
Greatbatch, Inc.*	385	13,102
NxStage Medical, Inc.*	986	12,976
Ensign Group, Inc.	314	12,909
Integra LifeSciences Holdings Corp.*	320	12,880
ExamWorks Group, Inc.*	494	12,839
HealthStream, Inc.*	332	12,576
Neurocrine Biosciences, Inc.*	1,108	12,543
Ligand Pharmaceuticals, Inc. — Class B*	287	12,421
Dyax Corp.*	1,797	12,327
Emeritus Corp.*	662	12,267
Luminex Corp.*	610	12,200

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Bio-Reference Labs, Inc.*	407	$12,161
ABIOMED, Inc.*	635	12,109
Kindred Healthcare, Inc.	890	11,953
Vanguard Health Systems, Inc.*	568	11,934
Array BioPharma, Inc.*	1,918	11,930
Momenta Pharmaceuticals, Inc.*	788	11,339
Spectranetics Corp.*	661	11,092
AMN Healthcare Services, Inc.*	750	10,320
Computer Programs & Systems, Inc.	176	10,296
Healthways, Inc.*	553	10,236
Optimer Pharmaceuticals, Inc.*	807	10,168
AVANIR Pharmaceuticals, Inc. — Class A*	2,382	10,100
Capital Senior Living Corp.*	469	9,919
Repros Therapeutics, Inc.*	369	9,889
Orexigen Therapeutics, Inc.*	1,540	9,456
Sangamo Biosciences, Inc.*	886	9,285
Fluidigm Corp.*	418	9,171
Accuray, Inc.*	1,218	9,001
Invacare Corp.	520	8,980
Lexicon Pharmaceuticals, Inc.*	3,723	8,824
Amedisys, Inc.*	512	8,817
Insmed, Inc.*	560	8,742
Accretive Health, Inc.*	949	8,655
Spectrum Pharmaceuticals, Inc.	1,030	8,642
Genomic Health, Inc.*	279	8,532
Merit Medical Systems, Inc.*	698	8,467
National Healthcare Corp.	179	8,461
Emergent Biosolutions, Inc.*	443	8,439
Idenix Pharmaceuticals, Inc.*	1,619	8,435
TESARO, Inc.*	217	8,407
BioScrip, Inc.*	945	8,297
Tornier N.V.*	422	8,157
Staar Surgical Co.*	599	8,110
Landauer, Inc.	153	7,841
Intercept Pharmaceuticals, Inc.*	113	7,800
Cerus Corp.*	1,145	7,683
KYTHERA Biopharmaceuticals, Inc.*	168	7,678
Hi-Tech Pharmacal Company, Inc.	177	7,638
AMAG Pharmaceuticals, Inc.*	353	7,582
Dendreon Corp.*,1	2,582	7,565
Antares Pharma, Inc.*	1,850	7,511
Immunomedics, Inc.*	1,199	7,422
Rockwell Medical, Inc.*	648	7,394
Affymetrix, Inc.*	1,166	7,229
Geron Corp.*	2,145	7,186
Triple-S Management Corp. — Class B*	388	7,135
Natus Medical, Inc.*	502	7,118
Cynosure, Inc. — Class A*	312	7,117
PharMerica Corp.*	534	7,086
GenMark Diagnostics, Inc.*	580	7,047
Novavax, Inc.*	2,224	7,028
Cardiovascular Systems, Inc.*	344	6,897
Corvel Corp.*	186	6,876
Depomed, Inc.*	914	6,837
Stemline Therapeutics, Inc.*	147	6,658
Endocyte, Inc.*	497	6,625
Orthofix International N.V.*	312	6,508
Vocera Communications, Inc.*	349	6,491
Cambrex Corp.*	490	6,468
Cadence Pharmaceuticals, Inc.*	1,005	6,342
Select Medical Holdings Corp.	785	6,335
US Physical Therapy, Inc.	201	6,247
Gentiva Health Services, Inc.*	509	6,128
Synergy Pharmaceuticals, Inc.*	1,315	6,010
Lannett Company, Inc.*	275	6,001
Merrimack Pharmaceuticals, Inc.*	1,567	5,955
Atrion Corp.	23	5,952
Vanda Pharmaceuticals, Inc.*	535	5,869
Curis, Inc.*	1,314	5,860
SurModics, Inc.*	243	5,779
MiMedx Group, Inc.*	1,370	5,713
Repligen Corp.*	511	5,667
OraSure Technologies, Inc.*	922	5,541
Sagent Pharmaceuticals, Inc.*	267	5,447
AngioDynamics, Inc.*	409	5,399
Furiex Pharmaceuticals, Inc.*	120	5,279
Navidea Biopharmaceuticals, Inc.*	1,963	5,202
TearLab Corp.*	470	5,198
NewLink Genetics Corp.*	276	5,183
Rigel Pharmaceuticals, Inc.*	1,426	5,105
XOMA Corp.*	1,127	5,049
Albany Molecular Research, Inc.*	390	5,027
Sequenom, Inc.*	1,876	5,009
Symmetry Medical, Inc.*	609	4,969
Unilife Corp.*,1	1,495	4,963
Greenway Medical Technologies*	238	4,915
Progenics Pharmaceuticals, Inc.*	968	4,869
Providence Service Corp.*	169	4,849
Anika Therapeutics, Inc.*	200	4,792
Achillion Pharmaceuticals, Inc.*	1,580	4,772
Universal American Corp.	626	4,770
LHC Group, Inc.*	201	4,715
Omeros Corp.*	482	4,700
Vascular Solutions, Inc.*	275	4,620
SciClone Pharmaceuticals, Inc.*	881	4,467
Osiris Therapeutics, Inc.*	268	4,460
Anacor Pharmaceuticals, Inc.*	417	4,429
ZIOPHARM Oncology, Inc.*	1,094	4,321
Portola Pharmaceuticals, Inc.*	160	4,280
Pacific Biosciences of California, Inc.*	773	4,275
Synta Pharmaceuticals Corp.*,1	664	4,190
AcelRx Pharmaceuticals, Inc.*	380	4,093
XenoPort, Inc.*	710	4,033
Prothena Corporation plc*	196	3,965
Epizyme, Inc.*	97	3,893
AtriCure, Inc.*	341	3,744
TherapeuticsMD, Inc.*	1,270	3,721
PhotoMedex, Inc.*	232	3,689
Hyperion Therapeutics, Inc.*	140	3,658
Cempra, Inc.*	316	3,634
Five Star Quality Care, Inc.*	702	3,629
Rochester Medical Corp.*	181	3,613
Threshold Pharmaceuticals, Inc.*	774	3,599
Dynavax Technologies Corp.*	2,998	3,598

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Peregrine Pharmaceuticals, Inc.*	2,460	$3,469
RTI Surgical, Inc.*	923	3,452
Verastem, Inc.*	277	3,446
Ampio Pharmaceuticals, Inc.*	449	3,368
Chindex International, Inc.*	196	3,342
Chelsea Therapeutics International Ltd.*	1,100	3,311
Cytokinetics, Inc.*	430	3,264
Exactech, Inc.*	157	3,164
Insys Therapeutics, Inc.*	90	3,149
Galena Biopharma, Inc.*	1,368	3,105
CryoLife, Inc.	442	3,094
Chimerix, Inc.*	140	3,077
Cell Therapeutics, Inc.*	1,848	3,031
Utah Medical Products, Inc.	50	2,972
National Research Corp. — Class A*	156	2,937
Coronado Biosciences, Inc.*	410	2,878
Horizon Pharma, Inc.*	847	2,863
Merge Healthcare, Inc.*	1,077	2,811
Almost Family, Inc.	144	2,798
Derma Sciences, Inc.*	223	2,761
BioDelivery Sciences International, Inc.*	501	2,720
Cross Country Healthcare, Inc.*	444	2,691
Zeltiq Aesthetics, Inc.*	295	2,676
Sunesis Pharmaceuticals, Inc.*	523	2,594
Pozen, Inc.*	441	2,527
Addus HomeCare Corp.*	86	2,491
Targacept, Inc.*	468	2,485
Solta Medical, Inc.*	1,163	2,419
Cytori Therapeutics, Inc.*	1,037	2,416
Receptos, Inc.*	90	2,337
Biotime, Inc.*	607	2,307
SIGA Technologies, Inc.*	599	2,300
OncoGenex Pharmaceutical, Inc.*	247	2,290
Arqule, Inc.*	969	2,258
Accelerate Diagnostics, Inc.*	168	2,253
ChemoCentryx, Inc.*	400	2,224
Harvard Bioscience, Inc.*	422	2,220
Alliance HealthCare Services, Inc.*	80	2,215
Cutera, Inc.*	247	2,198
Zogenix, Inc.*	1,179	2,193
Tetraphase Pharmaceuticals, Inc.*	190	2,162
Alphatec Holdings, Inc.*	1,019	2,007
Durata Therapeutics, Inc.*	212	1,916
Supernus Pharmaceuticals, Inc.*	250	1,833
MEI Pharma, Inc.*	160	1,814
AVEO Pharmaceuticals, Inc.*	850	1,760
Medical Action Industries, Inc.*	240	1,594
NeoGenomics, Inc.*	530	1,590
Vical, Inc.*	1,239	1,549
Regulus Therapeutics, Inc.*	161	1,518
OvaScience, Inc.*	148	1,467
Skilled Healthcare Group, Inc. — Class A*	327	1,426
Sucampo Pharmaceuticals, Inc. — Class A*	227	1,416
Cornerstone Therapeutics, Inc.*	149	1,402
Corcept Therapeutics, Inc.*	872	1,386
Enanta Pharmaceuticals, Inc.*	60	1,375
Nanosphere, Inc.*	680	1,360
TG Therapeutics, Inc.*	250	1,273
Fibrocell Science, Inc.*	280	1,226
Amicus Therapeutics, Inc.*	496	1,151
Alimera Sciences, Inc.*	280	1,053
Enzon Pharmaceuticals, Inc.	611	1,026
Biolase, Inc.*	525	1,003
GTx, Inc.*	443	890
Pernix Therapeutics Holdings*	285	778
KaloBios Pharmaceuticals, Inc.*	140	633
USMD Holdings, Inc.*	20	530
Total Health Care		3,281,837
Energy - 4.0%
Rosetta Resources, Inc.*	1,006	54,786
Kodiak Oil & Gas Corp.*	4,346	52,412
Helix Energy Solutions Group, Inc.*	1,728	43,840
Bristow Group, Inc.	587	42,710
SemGroup Corp. — Class A	690	39,345
Energy XXI Bermuda Ltd.	1,300	39,259
Targa Resources Corp.	529	38,596
Berry Petroleum Co. — Class A	866	37,351
PDC Energy, Inc.*	575	34,236
Hornbeck Offshore Services, Inc.*	584	33,545
CARBO Ceramics, Inc.	320	31,715
SEACOR Holdings, Inc.	328	29,664
Scorpio Tankers, Inc.	2,991	29,192
Western Refining, Inc.	882	26,496
Stone Energy Corp.*	816	26,463
Exterran Holdings, Inc.*	943	25,999
Carrizo Oil & Gas, Inc.*	655	24,438
Bonanza Creek Energy, Inc.*	484	23,358
Gulfmark Offshore, Inc. — Class A	440	22,392
Alpha Natural Resources, Inc.*	3,607	21,497
Bill Barrett Corp.*	788	19,787
Hercules Offshore, Inc.*	2,626	19,354
EPL Oil & Gas, Inc.*	498	18,481
Key Energy Services, Inc.*	2,483	18,101
Geospace Technologies Corp.*	214	18,040
Newpark Resources, Inc.*	1,411	17,863
Magnum Hunter Resources Corp.*,1	2,825	17,430
Forum Energy Technologies, Inc.*	635	17,151
Halcon Resources Corp.*	3,749	16,608
Rex Energy Corp.*	743	16,569
Crosstex Energy, Inc.	787	16,440
TETRA Technologies, Inc.*	1,283	16,076
Northern Oil and Gas, Inc.*	1,046	15,094
Approach Resources, Inc.*	570	14,980
EXCO Resources, Inc.	2,208	14,882
C&J Energy Services, Inc.*	735	14,759
Cloud Peak Energy, Inc.*	992	14,553
Clean Energy Fuels Corp.*	1,121	14,326
Arch Coal, Inc.	3,481	14,307
Ship Finance International Ltd.	904	13,804
Diamondback Energy, Inc.*	312	13,304
Matador Resources Co.*	809	13,211

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Delek US Holdings, Inc.	610	$12,865
Comstock Resources, Inc.	794	12,633
Sanchez Energy Corp.*	464	12,254
Forest Oil Corp.*	1,945	11,865
ION Geophysical Corp.*	2,176	11,315
Parker Drilling Co.*	1,963	11,189
Goodrich Petroleum Corp.*	436	10,590
W&T Offshore, Inc.	568	10,065
Triangle Petroleum Corp.*	951	9,339
Resolute Energy Corp.*	1,112	9,296
Era Group, Inc.*	328	8,915
Nordic American Tankers Ltd.	1,080	8,899
Matrix Service Co.*	431	8,456
Solazyme, Inc.*	779	8,390
PHI, Inc.*	217	8,183
Tesco Corp.*	493	8,169
Swift Energy Co.*	710	8,108
Synergy Resources Corp.*	827	8,063
Contango Oil & Gas Co.	215	7,901
Pioneer Energy Services Corp.*	1,022	7,675
Rentech, Inc.	3,696	7,318
RigNet, Inc.*	197	7,135
Green Plains Renewable Energy, Inc.	426	6,837
GasLog Ltd.	418	6,241
Basic Energy Services, Inc.*	488	6,168
Penn Virginia Corp.*	898	5,972
Willbros Group, Inc.*	649	5,958
Gulf Island Fabrication, Inc.	237	5,809
Natural Gas Services Group, Inc.*	213	5,713
Vantage Drilling Co.*	3,300	5,709
Nuverra Environmental Solutions, Inc.*	2,328	5,331
Renewable Energy Group, Inc.*	350	5,303
Vaalco Energy, Inc.*	945	5,273
Clayton Williams Energy, Inc.*	94	4,932
Dawson Geophysical Co.*	141	4,578
Equal Energy Ltd.	960	4,522
Emerald Oil, Inc.*	599	4,307
Endeavour International Corp.*	776	4,152
Knightsbridge Tankers Ltd.	397	4,037
Quicksilver Resources, Inc.*	2,035	4,009
Gastar Exploration Ltd.*	1,000	3,950
Alon USA Energy, Inc.	381	3,890
BPZ Resources, Inc.*	1,937	3,777
PetroQuest Energy, Inc.*	925	3,709
Miller Energy Resources, Inc.*	497	3,608
Callon Petroleum Co.*	646	3,534
Warren Resources, Inc.*	1,202	3,522
Abraxas Petroleum Corp.*	1,341	3,446
Cal Dive International, Inc.*	1,598	3,276
Panhandle Oil and Gas, Inc. — Class A	114	3,224
Mitcham Industries, Inc.*	210	3,211
Uranium Energy Corp.*	1,402	3,155
Evolution Petroleum Corp.*	274	3,085
FX Energy, Inc.*	871	2,996
REX American Resources Corp.*	92	2,828
Midstates Petroleum Company, Inc.*	544	2,791
Teekay Tankers Ltd. — Class A	1,011	2,649
Bolt Technology Corp.	139	2,509
Westmoreland Coal Co.*	187	2,465
Ur-Energy, Inc.*	1,990	2,308
Apco Oil and Gas International, Inc.*	157	2,239
Frontline Ltd.*,1	842	2,231
TGC Industries, Inc.	256	2,020
KiOR, Inc. — Class A*	715	2,016
Adams Resources & Energy, Inc.	32	1,776
Isramco, Inc.*	14	1,735
Crimson Exploration, Inc.*	359	1,081
Hallador Energy Co.	146	1,066
Global Geophysical Services, Inc.*	372	1,008
Amyris, Inc.*,1	433	1,000
ZaZa Energy Corp.*	607	698
L&L Energy, Inc.*	498	632
Total Energy		1,417,323
Materials - 3.5%
PolyOne Corp.	1,626	49,933
Axiall Corp.	1,146	43,307
Louisiana-Pacific Corp.*	2,279	40,087
Sensient Technologies Corp.	807	38,646
HB Fuller Co.	824	37,236
Chemtura Corp.*	1,604	36,876
Commercial Metals Co.	1,907	32,323
Schweitzer-Mauduit International, Inc.	510	30,869
Olin Corp.	1,314	30,314
Worthington Industries, Inc.	872	30,023
Graphic Packaging Holding Co.*	3,440	29,447
KapStone Paper and Packaging Corp.	672	28,762
Minerals Technologies, Inc.	570	28,141
Balchem Corp.	485	25,099
Texas Industries, Inc.*	356	23,607
Kaiser Aluminum Corp.	303	21,589
Stillwater Mining Co.*	1,930	21,248
Boise, Inc.	1,652	20,815
Coeur Mining, Inc.*	1,651	19,895
SunCoke Energy, Inc.*	1,136	19,312
PH Glatfelter Co.	703	19,030
Innophos Holdings, Inc.	359	18,948
Berry Plastics Group, Inc.*	910	18,173
Flotek Industries, Inc.*	785	18,055
Innospec, Inc.	382	17,824
Stepan Co.	308	17,781
OM Group, Inc.*	519	17,532
Clearwater Paper Corp.*	363	17,341
Hecla Mining Co.	5,466	17,163
Calgon Carbon Corp.*	881	16,730
RTI International Metals, Inc.*	510	16,340
Globe Specialty Metals, Inc.	1,054	16,242
Quaker Chemical Corp.	214	15,633
Resolute Forest Products, Inc.*	1,133	14,978
AMCOL International Corp.	453	14,804
Koppers Holdings, Inc.	341	14,544
Walter Energy, Inc.	1,030	14,451
Intrepid Potash, Inc.	900	14,112
A. Schulman, Inc.	478	14,082

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Molycorp, Inc.*	2,030	$13,317
American Vanguard Corp.	469	12,625
Deltic Timber Corp.	177	11,530
Schnitzer Steel Industries, Inc. — Class A	416	11,457
Ferro Corp.*	1,196	10,896
Materion Corp.	338	10,836
Headwaters, Inc.*	1,205	10,833
Tredegar Corp.	409	10,634
Wausau Paper Corp.	815	10,587
Kraton Performance Polymers, Inc.*	528	10,344
LSB Industries, Inc.*	307	10,294
Neenah Paper, Inc.	260	10,221
Haynes International, Inc.	205	9,293
Myers Industries, Inc.	453	9,110
Horsehead Holding Corp.*	721	8,984
US Silica Holdings, Inc.	352	8,765
AK Steel Holding Corp.*,1	2,233	8,374
Zoltek Companies, Inc.*	442	7,377
Advanced Emissions Solutions, Inc.*	169	7,220
Allied Nevada Gold Corp.*	1,700	7,106
Century Aluminum Co.*	851	6,851
OMNOVA Solutions, Inc.*	775	6,626
Boise Cascade Co.*	240	6,468
FutureFuel Corp.	354	6,358
Zep, Inc.	369	6,000
Hawkins, Inc.	151	5,699
AEP Industries, Inc.*	75	5,573
American Pacific Corp.*	97	5,312
Taminco Corp.*	260	5,278
Landec Corp.*	429	5,234
AM Castle & Co.*	292	4,701
US Concrete, Inc.*	230	4,614
Olympic Steel, Inc.	143	3,973
Universal Stainless & Alloy Products, Inc.*	114	3,708
Gold Resource Corp.	541	3,587
Chase Corp.	107	3,144
KMG Chemicals, Inc.	142	3,123
Arabian American Development Co.*	328	2,985
Paramount Gold and Silver Corp.*	2,257	2,912
Penford Corp.*	160	2,291
Handy & Harman Ltd.*	92	2,196
UFP Technologies, Inc.*	94	2,140
Midway Gold Corp.*	1,832	1,750
United States Lime & Minerals, Inc.*	29	1,699
General Moly, Inc.*	951	1,569
Noranda Aluminum Holding Corp.	555	1,365
GSE Holding, Inc.*	140	291
Total Materials		1,226,542
Consumer Staples - 2.9%
Rite Aid Corp.*	11,968	56,968
United Natural Foods, Inc.*	799	53,709
Hain Celestial Group, Inc.*	627	48,353
Casey’s General Stores, Inc.	623	45,790
Darling International, Inc.*	1,932	40,881
TreeHouse Foods, Inc.*	591	39,496
Harris Teeter Supermarkets, Inc.	802	39,450
Boston Beer Company, Inc. — Class A*	135	32,969
B&G Foods, Inc. — Class A	872	30,128
PriceSmart, Inc.	313	29,810
SUPERVALU, Inc.*	3,323	27,348
Prestige Brands Holdings, Inc.*	837	25,209
Sanderson Farms, Inc.	375	24,465
Lancaster Colony Corp.	307	24,035
Spectrum Brands Holdings, Inc.	352	23,175
Snyders-Lance, Inc.	785	22,647
Andersons, Inc.	310	21,669
Post Holdings, Inc.*	533	21,517
J&J Snack Foods Corp.	244	19,696
Universal Corp.	380	19,353
Fresh Del Monte Produce, Inc.	638	18,936
WD-40 Co.	262	17,004
Pilgrim’s Pride Corp.*	998	16,756
Vector Group Ltd.	1,038	16,719
Susser Holdings Corp.*	299	15,892
Boulder Brands, Inc.*	969	15,543
Elizabeth Arden, Inc.*	411	15,174
Cal-Maine Foods, Inc.	250	12,025
Dole Food Company, Inc.*	851	11,591
Annie’s, Inc.*	225	11,048
Seaboard Corp.	4	10,992
Tootsie Roll Industries, Inc.[1]	323	9,955
Chiquita Brands International, Inc.*	766	9,698
Diamond Foods, Inc.*	371	8,748
Weis Markets, Inc.	175	8,565
USANA Health Sciences, Inc.*	96	8,332
Inter Parfums, Inc.	276	8,277
Spartan Stores, Inc.	368	8,118
Fairway Group Holdings Corp.*	250	6,390
Ingles Markets, Inc. — Class A	219	6,292
Medifast, Inc.*	227	6,104
Calavo Growers, Inc.	201	6,078
Natural Grocers by Vitamin Cottage, Inc.*	150	5,955
Harbinger Group, Inc.*	535	5,548
Nash Finch Co.	204	5,388
Chefs’ Warehouse, Inc.*	231	5,336
Star Scientific, Inc.*,1	2,727	5,209
Coca-Cola Bottling Company Consolidated	80	5,009
Revlon, Inc. — Class A*	180	4,999
Central Garden and Pet Co. — Class A*	682	4,672
Lifevantage Corp.*	1,857	4,420
Limoneira Co.	168	4,314
Seneca Foods Corp. — Class A*	142	4,273
Pantry, Inc.*	383	4,244
Alliance One International, Inc.*	1,444	4,202
Village Super Market, Inc. — Class A	105	3,992
Roundy’s, Inc.	413	3,552
Female Health Co.	357	3,524
Nutraceutical International Corp.	148	3,514
National Beverage Corp.	188	3,358
Nature’s Sunshine Products, Inc.	173	3,299
Omega Protein Corp.*	319	3,244
John B Sanfilippo & Son, Inc.	137	3,177
Oil-Dri Corporation of America	82	2,767

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Orchids Paper Products Co.	96	$2,656
Inventure Foods, Inc.*	232	2,436
Craft Brew Alliance, Inc.*	176	2,365
Arden Group, Inc. — Class A	18	2,340
Alico, Inc.	53	2,182
Griffin Land & Nurseries, Inc.	49	1,573
Synutra International, Inc.*	289	1,532
Farmer Bros Co.*	95	1,431
Lifeway Foods, Inc.	78	1,054
Total Consumer Staples		1,006,470
UTILITIES - 2.1%
Cleco Corp.	986	44,212
Piedmont Natural Gas Company, Inc.	1,232	40,509
IDACORP, Inc.	813	39,349
Southwest Gas Corp.	774	38,700
Black Hills Corp.	726	36,199
WGL Holdings, Inc.	842	35,962
Portland General Electric Co.	1,241	35,033
Dynegy, Inc.*	1,640	31,686
UNS Energy Corp.	671	31,282
ALLETE, Inc.	646	31,202
UIL Holdings Corp.	830	30,859
South Jersey Industries, Inc.	519	30,403
New Jersey Resources Corp.	676	29,778
PNM Resources, Inc.	1,304	29,510
NorthWestern Corp.	616	27,671
Avista Corp.	978	25,819
Laclede Group, Inc.	531	23,895
El Paso Electric Co.	653	21,810
MGE Energy, Inc.	376	20,511
Northwest Natural Gas Co.	441	18,513
American States Water Co.	628	17,307
Otter Tail Corp.	592	16,339
California Water Service Group	775	15,748
Empire District Electric Co.	690	14,945
Chesapeake Utilities Corp.	162	8,503
Atlantic Power Corp.	1,956	8,430
Ormat Technologies, Inc.	285	7,629
SJW Corp.	262	7,341
Unitil Corp.	225	6,586
Connecticut Water Service, Inc.	180	5,789
Middlesex Water Co.	267	5,711
York Water Co.	214	4,295
Consolidated Water Company Ltd.	246	3,683
Artesian Resources Corp. — Class A	124	2,759
Delta Natural Gas Company, Inc.	113	2,496
Genie Energy Ltd. — Class B	213	2,087
Pure Cycle Corp.*	290	1,340
Total Utilities		753,891
TELECOMMUNICATION SERVICES - 0.6%
Cogent Communications Group, Inc.	778	25,090
NII Holdings, Inc.*	2,820	17,117
Leap Wireless International, Inc.*	899	14,195
8x8, Inc.*	1,191	11,993
Consolidated Communications Holdings, Inc.	659	11,362
Shenandoah Telecommunications Co.	400	9,640
Cincinnati Bell, Inc.*	3,417	9,294
Atlantic Tele-Network, Inc.	155	8,080
Vonage Holdings Corp.*	2,555	8,023
Premiere Global Services, Inc.*	791	7,878
inContact, Inc.*	880	7,278
Iridium Communications, Inc.*	1,052	7,238
Lumos Networks Corp.	261	5,656
Inteliquent, Inc.	529	5,110
USA Mobility, Inc.	354	5,013
General Communication, Inc. — Class A*	512	4,874
NTELOS Holdings Corp.	259	4,869
IDT Corp. — Class B	250	4,438
Hawaiian Telcom Holdco, Inc.*	165	4,389
magicJack VocalTec Ltd.*	304	3,912
Fairpoint Communications, Inc.*	351	3,352
ORBCOMM, Inc.*	591	3,115
Towerstream Corp.*	1,074	3,072
Cbeyond, Inc.*	432	2,769
HickoryTech Corp.	222	2,526
Boingo Wireless, Inc.*	303	2,121
Primus Telecommunications Group, Inc.	202	685
Straight Path Communications, Inc. — Class B*	130	684
Total Telecommunication Services		193,773
Total Common Stocks
(Cost $19,462,799)		25,384,848
WARRANTS - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	54	149
Magnum Hunter Resources Corp.
$10.50, 10/14/13*,††	23	—
Magnum Hunter Resources Corp.
$8.50, 09/12/15*,††	282	—
Total Warrants
(Cost $344)		149
RIGHTS†† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	57	34
Total Rights
(Cost $—)		34

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 23.9%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$4,488,743	$4,488,743
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[3]	3,025,592	3,025,592
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	506,656	506,656
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	395,375	395,375
Total Repurchase Agreements
(Cost $8,416,366)		8,416,366

SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	39,460	39,460
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	36,846	36,846
Total Securities Lending Collateral
(Cost $76,306)		76,306
Total Investments - 96.4%
(Cost $27,955,815)		$33,877,703
Other Assets & Liabilities, net - 3.6%		1,275,802
Total Net Assets - 100.0%		$35,153,505

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $8,253,630)	77	$(3,897)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
October 2013 Russell 2000 Index Swap,
Terminating 10/23/13[5]
(Notional Value $2,753,913)	2,565	$(963)
Barclays Bank plc
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[5]
(Notional Value $4,986,056)	4,643	(1,819)
Goldman Sachs International
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[5]
(Notional Value $11,311,154)	10,534	(47,814)
(Total Notional Value $19,051,123)		$(50,596)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013
Assets:
Investments, at value - including $72,411 of securities loaned
(cost $19,463,143)	$25,385,031
Repurchase agreements, at value
(cost $8,492,672)	8,492,672
Total investments
(cost $27,955,815)	33,877,703
Foreign currency, at value
(cost $105)	105
Segregated cash with broker	440,000
Cash	4,733
Receivables:
Fund shares sold	1,159,424
Dividends	26,886
Interest	710
Total assets	35,509,561
Liabilities:
Unrealized depreciation on swap agreements	50,596
Payable for:
Fund shares redeemed	132,726
Upon return of securities loaned	76,306
Management fees	24,043
Swap settlement	11,400
Distribution and service fees	7,697
Transfer agent and administrative fees	6,679
Variation margin	3,897
Portfolio accounting fees	2,671
Miscellaneous	40,041
Total liabilities	356,056
Net assets	$35,153,505
Net assets consist of:
Paid in capital	$34,527,678
Accumulated net investment loss	(225,264)
Accumulated net realized loss on investments	(5,016,305)
Net unrealized appreciation on investments	5,867,396
Net assets	$35,153,505
A-Class:
Net assets	$1,967,620
Capital shares outstanding	41,925
Net asset value per share	$46.93
Maximum offering price per share
(Net asset value divided by 95.25%)	$49.27
C-Class:
Net assets	$1,849,146
Capital shares outstanding	43,462
Net asset value per share	$42.55
H-Class:
Net assets	$31,336,739
Capital shares outstanding	669,039
Net asset value per share	$46.84

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013
Investment Income:
Dividends (net of foreign withholding tax of $156)	$184,758
Income from securities lending, net	4,946
Interest	807
Total investment income	190,511

Expenses:
Management fees	159,499
Transfer agent and administrative fees	44,305
Distribution and service fees:
A-Class	885
C-Class	8,439
H-Class	41,310
Portfolio accounting fees	17,722
Custodian fees	1,845
Trustees’ fees*	1,826
Line of credit fees	246
Miscellaneous	35,167
Total expenses	311,244
Net investment loss	(120,733)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	402,990
Swap agreements	345,332
Futures contracts	1,110,018
Foreign currency	(1)
Net realized gain	1,858,339
Net change in unrealized appreciation (depreciation) on:
Investments	1,760,198
Swap agreements	(104,446)
Futures contracts	(9,302)
Foreign currency	1
Net change in unrealized appreciation (depreciation)	1,646,451
Net realized and unrealized gain	3,504,790
Net increase in net assets resulting from operations	$3,384,057

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(120,733)	$(89,798)
Net realized gain on investments	1,858,339	4,305,014
Net change in unrealized appreciation (depreciation) on investments	1,646,451	2,376,583
Net increase in net assets resulting from operations	3,384,057	6,591,799

Capital share transactions:
Proceeds from sale of shares
A-Class	1,511,415	228,253
C-Class	200,682	228,943
H-Class	117,420,871	250,947,697
Cost of shares redeemed
A-Class	(85,195)	(1,182,104)
C-Class	(325,471)	(670,266)
H-Class	(133,984,744)	(227,207,565)
Net increase (decrease) from capital share transactions	(15,262,442)	22,344,958
Net increase (decrease) in net assets	(11,878,385)	28,936,757

Net assets:
Beginning of period	47,031,890	18,095,133
End of period	$35,153,505	$47,031,890
Accumulated net investment loss at end of period	$(225,264)	$(104,531)

Capital share activity:
Shares sold
A-Class	34,057	6,710
C-Class	5,212	7,508
H-Class	2,765,714	7,767,546
Shares redeemed
A-Class	(2,112)	(38,805)
C-Class	(8,839)	(22,694)
H-Class	(3,242,317)	(7,085,665)
Net increase (decrease) in shares	(448,285)	634,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$39.32	$32.20	$34.37	$25.24	$12.49	$28.62
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.16)	(.39)	(.35)	(.11)	(.02)
Net gain (loss) on investments (realized and unrealized)	7.71	7.28	(1.78)	9.48	12.86	(16.11)
Total from investment operations	7.61	7.12	(2.17)	9.13	12.75	(16.13)
Net asset value, end of period	$46.93	$39.32	$32.20	$34.37	$25.24	$12.49

Total Return[c]	19.35%	22.11%	(6.31%)	36.17%	102.08%	(56.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,968	$392	$1,355	$2,312	$585	$591
Ratios to average net assets:
Net investment loss	(0.48%)	(0.51%)	(1.24%)	(1.25%)	(0.59%)	(0.07%)
Total expenses	1.72%	1.71%	1.73%	1.72%	1.71%	1.70%
Portfolio turnover rate	150%	527%	177%	211%	109%	288%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$35.78	$29.52	$31.75	$23.50	$11.71	$27.10
Income (loss) from investment operations:
Net investment loss[b]	(.27)	(.34)	(.54)	(.47)	(.24)	(.18)
Net gain (loss) on investments (realized and unrealized)	7.04	6.60	(1.69)	8.72	12.03	(15.21)
Total from investment operations	6.77	6.26	(2.23)	8.25	11.79	(15.39)
Net asset value, end of period	$42.55	$35.78	$29.52	$31.75	$23.50	$11.71

Total Return[c]	18.92%	21.21%	(7.02%)	35.11%	100.68%	(56.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,849	$1,685	$1,839	$2,786	$2,782	$3,381
Ratios to average net assets:
Net investment loss	(1.41%)	(1.15%)	(1.99%)	(1.90%)	(1.36%)	(0.83%)
Total expenses	2.47%	2.46%	2.49%	2.47%	2.46%	2.45%
Portfolio turnover rate	150%	527%	177%	211%	109%	288%

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$39.24	$32.13	$34.29	$25.21	$12.47	$28.62
Income (loss) from investment operations:
Net investment loss[b]	(.14)	(.08)	(.37)	(.35)	(.19)	(.02)
Net gain (loss) on investments (realized and unrealized)	7.74	7.19	(1.79)	9.43	12.93	(16.13)
Total from investment operations	7.60	7.11	(2.16)	9.08	12.74	(16.15)
Net asset value, end of period	$46.84	$39.24	$32.13	$34.29	$25.21	$12.47

Total Return[c]	19.37%	22.13%	(6.30%)	36.02%	102.17%	(56.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,337	$44,955	$14,902	$37,780	$23,320	$13,807
Ratios to average net assets:
Net investment loss	(0.65%)	(0.25%)	(1.24%)	(1.25%)	(0.94%)	(0.07%)
Total expenses	1.72%	1.71%	1.73%	1.72%	1.71%	1.70%
Portfolio turnover rate	150%	527%	177%	211%	109%	288%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	September 30, 2013

RUSSELL 2000® FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
CoStar Group, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.1%
Ultimate Software Group, Inc.	0.1%
CommVault Systems, Inc.	0.1%
athenahealth, Inc.	0.1%
Acuity Brands, Inc.	0.1%
Middleby Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%
Chart Industries, Inc.	0.1%
Alnylam Pharmaceuticals, Inc.	0.1%
Top Ten Total	1.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

COMMON STOCKS† - 49.8%

FINANCIALS - 11.1%
Prosperity Bancshares, Inc.	1,561	$96,533
FirstMerit Corp.	4,283	92,985
CNO Financial Group, Inc.	5,750	82,800
Portfolio Recovery Associates, Inc.*	1,311	78,581
Financial Engines, Inc.	1,268	75,371
RLJ Lodging Trust	3,202	75,216
LaSalle Hotel Properties	2,470	70,445
Highwoods Properties, Inc.	1,972	69,632
Hancock Holding Co.	2,198	68,974
First American Financial Corp.	2,795	68,057
Stifel Financial Corp.*	1,640	67,601
Prospect Capital Corp.	5,986	66,923
Radian Group, Inc.	4,473	62,308
Geo Group, Inc.	1,853	61,612
CubeSmart	3,442	61,405
Sovran Self Storage, Inc.	809	61,225
MGIC Investment Corp.*	8,391	61,086
Susquehanna Bancshares, Inc.	4,826	60,566
Webster Financial Corp.	2,338	59,689
Primerica, Inc.	1,473	59,421
EPR Properties	1,215	59,219
MarketAxess Holdings, Inc.	971	58,299
Healthcare Realty Trust, Inc.	2,430	56,157
DCT Industrial Trust, Inc.	7,522	54,083
DiamondRock Hospitality Co.	5,057	53,958
Invesco Mortgage Capital, Inc.	3,497	53,818
Chambers Street Properties	6,120	53,733
Sunstone Hotel Investors, Inc.	4,213	53,674
Colonial Properties Trust	2,290	51,502
BancorpSouth, Inc.	2,460	49,052
Lexington Realty Trust	4,365	49,019
American Realty Capital Properties, Inc.	3,980	48,556
RLI Corp.	552	48,256
Texas Capital Bancshares, Inc.*	1,049	48,223
First Financial Bankshares, Inc.	815	47,938
Capitol Federal Financial, Inc.	3,854	47,905
Cathay General Bancorp	2,036	47,581
Apollo Investment Corp.	5,816	47,400
Umpqua Holdings Corp.	2,898	47,006
Glacier Bancorp, Inc.	1,866	46,109
Pebblebrook Hotel Trust	1,592	45,706
EastGroup Properties, Inc.	771	45,651
UMB Financial Corp.	839	45,591
FNB Corp.	3,754	45,536
First Industrial Realty Trust, Inc.	2,776	45,166
Platinum Underwriters Holdings Ltd.	752	44,917
Medical Properties Trust, Inc.	3,666	44,615
Trustmark Corp.	1,734	44,390
First Cash Financial Services, Inc.*	751	43,520
Washington Real Estate Investment Trust	1,722	43,515
New Residential Investment Corp.	6,540	43,294
Redwood Trust, Inc.	2,127	41,880
Potlatch Corp.	1,047	41,545
DuPont Fabros Technology, Inc.	1,612	41,541
Strategic Hotels & Resorts, Inc.*	4,690	40,709
ARMOUR Residential REIT, Inc.	9,678	40,648
Evercore Partners, Inc. — Class A	819	40,319
MB Financial, Inc.	1,421	40,129
Alexander & Baldwin, Inc.*	1,114	40,126
IBERIABANK Corp.	770	39,940
Sun Communities, Inc.	930	39,637
NorthStar Realty Finance Corp.	4,270	39,626
Wintrust Financial Corp.	962	39,509
Ryman Hospitality Properties, Inc.	1,136	39,203
Bank of the Ozarks, Inc.	808	38,776
United Bankshares, Inc.[1]	1,301	37,703
Walter Investment Management Corp.*	952	37,642
Symetra Financial Corp.	2,109	37,582
Old National Bancorp	2,620	37,204
CYS Investments, Inc.	4,512	36,683
Home Loan Servicing Solutions Ltd.	1,661	36,559
Greenhill & Company, Inc.	732	36,512
Glimcher Realty Trust	3,738	36,447
Western Alliance Bancorporation*	1,914	36,232
National Health Investors, Inc.	634	36,068
PrivateBancorp, Inc. — Class A	1,680	35,952
Home BancShares, Inc.	1,167	35,442
Community Bank System, Inc.	1,038	35,417
Enstar Group Ltd.*	257	35,106
Acadia Realty Trust	1,421	35,070
Selective Insurance Group, Inc.	1,431	35,060
PHH Corp.*	1,476	35,040
American Equity Investment Life Holding Co.	1,651	35,034
PS Business Parks, Inc.	468	34,922
Westamerica Bancorporation	696	34,619
First Financial Holdings, Inc.	622	34,310
LTC Properties, Inc.	903	34,296
Equity One, Inc.	1,554	33,970
Government Properties Income Trust	1,414	33,837
PacWest Bancorp	979	33,638
Cash America International, Inc.	741	33,552
Colony Financial, Inc.	1,671	33,387
Pennsylvania Real Estate Investment Trust	1,762	32,949
Janus Capital Group, Inc.	3,860	32,849
Columbia Banking System, Inc.	1,316	32,505
Fifth Street Finance Corp.	3,122	32,125
Northwest Bancshares, Inc.	2,429	32,111
CVB Financial Corp.	2,375	32,110
Amtrust Financial Services, Inc.[1]	806	31,482
EverBank Financial Corp.	2,079	31,143
National Penn Bancshares, Inc.	3,027	30,421
WisdomTree Investments, Inc.*	2,598	30,163
American Capital Mortgage Investment Corp.	1,526	30,154
Argo Group International Holdings Ltd.	701	30,059
International Bancshares Corp.	1,384	29,936
Hilltop Holdings, Inc.*	1,607	29,730
Montpelier Re Holdings Ltd.	1,139	29,671
Franklin Street Properties Corp.	2,323	29,595
Chesapeake Lodging Trust	1,256	29,566
PennyMac Mortgage Investment Trust	1,293	29,325
Hersha Hospitality Trust — Class A	5,242	29,303

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

First Midwest Bancorp, Inc.	1,939	$29,298
Encore Capital Group, Inc.*	637	29,213
Horace Mann Educators Corp.	1,029	29,202
Capstead Mortgage Corp.	2,469	29,060
Astoria Financial Corp.	2,280	28,363
BBCN Bancorp, Inc.	2,046	28,153
National Bank Holdings Corp. — Class A	1,347	27,667
Pinnacle Financial Partners, Inc.*	907	27,038
Education Realty Trust, Inc.	2,952	26,863
iStar Financial, Inc.*	2,200	26,488
American Assets Trust, Inc.	865	26,391
NBT Bancorp, Inc.	1,130	25,967
Solar Capital Ltd.	1,164	25,806
Kennedy-Wilson Holdings, Inc.	1,354	25,130
Sterling Financial Corp.	875	25,069
Provident Financial Services, Inc.	1,546	25,061
Investors Bancorp, Inc.	1,144	25,031
Virtus Investment Partners, Inc.*	150	24,396
Main Street Capital Corp.	814	24,363
Hercules Technology Growth Capital, Inc.	1,591	24,263
Employers Holdings, Inc.	802	23,851
Ramco-Gershenson Properties Trust	1,539	23,716
Park National Corp.	296	23,408
Boston Private Financial Holdings, Inc.	2,058	22,844
First Financial Bancorp	1,492	22,634
Nelnet, Inc. — Class A	588	22,609
Inland Real Estate Corp.	2,206	22,567
Retail Opportunity Investments Corp.	1,618	22,361
EZCORP, Inc. — Class A*	1,321	22,298
Sabra Health Care REIT, Inc.	963	22,159
Hudson Pacific Properties, Inc.	1,124	21,862
STAG Industrial, Inc.	1,085	21,830
Investors Real Estate Trust	2,611	21,541
ViewPoint Financial Group, Inc.	1,036	21,414
Renasant Corp.	788	21,410
HFF, Inc. — Class A	853	21,368
Ambac Financial Group, Inc.*	1,165	21,133
World Acceptance Corp.*,1	235	21,131
Independent Bank Corp.	591	21,099
Triangle Capital Corp.	709	20,823
Associated Estates Realty Corp.	1,396	20,814
Greenlight Capital Re Ltd. — Class A*	725	20,619
BofI Holding, Inc.*	315	20,431
Parkway Properties, Inc.	1,126	20,009
Chemical Financial Corp.	715	19,963
Credit Acceptance Corp.*	180	19,946
WesBanco, Inc.	665	19,770
FelCor Lodging Trust, Inc.*	3,207	19,755
CapLease, Inc.	2,295	19,485
Resource Capital Corp.	3,280	19,483
PennantPark Investment Corp.	1,718	19,345
Oritani Financial Corp.	1,175	19,341
Banner Corp.	506	19,309
First Commonwealth Financial Corp.	2,534	19,233
Forestar Group, Inc.*	892	19,205
Infinity Property & Casualty Corp.	297	19,186
First Potomac Realty Trust	1,523	19,144
OFG Bancorp	1,180	19,104
Banco Latinoamericano de Comercio Exterior S.A. — Class E	760	18,939
FXCM, Inc. — Class A	947	18,703
S&T Bancorp, Inc.	769	18,625
BGC Partners, Inc. — Class A	3,290	18,589
Northfield Bancorp, Inc.	1,504	18,259
BlackRock Kelso Capital Corp.	1,913	18,154
Anworth Mortgage Asset Corp.	3,746	18,093
Ashford Hospitality Trust, Inc.	1,466	18,090
CoreSite Realty Corp.	532	18,056
Campus Crest Communities, Inc.	1,665	17,982
Stewart Information Services Corp.	548	17,531
City Holding Co.	405	17,512
Tompkins Financial Corp.	378	17,471
Green Dot Corp. — Class A*	660	17,378
Safety Insurance Group, Inc.	328	17,374
Cousins Properties, Inc.	1,678	17,267
Brookline Bancorp, Inc.	1,817	17,098
Cohen & Steers, Inc.	482	17,019
AMERISAFE, Inc.	478	16,974
United Community Banks, Inc.*	1,110	16,650
Berkshire Hills Bancorp, Inc.	650	16,322
Eagle Bancorp, Inc.*	573	16,210
United Fire Group, Inc.	528	16,088
KCG Holdings, Inc. — Class A*	1,840	15,953
Summit Hotel Properties, Inc.	1,705	15,669
Navigators Group, Inc.*	269	15,540
Golub Capital BDC, Inc.	894	15,502
Maiden Holdings Ltd.	1,292	15,259
eHealth, Inc.*	472	15,226
Alexander’s, Inc.	53	15,164
Investment Technology Group, Inc.*	960	15,091
Bancorp, Inc.*	850	15,062
Altisource Residential Corp.	650	14,937
Sandy Spring Bancorp, Inc.	641	14,910
Excel Trust, Inc.	1,236	14,832
Flushing Financial Corp.	796	14,686
TrustCo Bank Corp. NY	2,441	14,548
Apollo Commercial Real Estate Finance, Inc.	952	14,537
Community Trust Bancorp, Inc.	358	14,531
Piper Jaffray Cos.*	416	14,265
Capital Bank Financial Corp. — Class A*	642	14,092
Kite Realty Group Trust	2,369	14,048
Lakeland Financial Corp.	427	13,942
ICG Group, Inc.*	981	13,920
Dime Community Bancshares, Inc.	821	13,670
Hanmi Financial Corp.	812	13,455
TICC Capital Corp.	1,362	13,280
Simmons First National Corp. — Class A	427	13,275
StellarOne Corp.	584	13,140
Wilshire Bancorp, Inc.	1,599	13,080
State Bank Financial Corp.	823	13,061
Select Income REIT	505	13,029
First Merchants Corp.	749	12,980
New Mountain Finance Corp.	900	12,969
Getty Realty Corp.	666	12,940

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Cardinal Financial Corp.	778	$12,860
Urstadt Biddle Properties, Inc. — Class A	645	12,823
RAIT Financial Trust	1,811	12,822
Universal Health Realty Income Trust	306	12,812
PICO Holdings, Inc.*	584	12,649
Provident New York Bancorp	1,151	12,534
Dynex Capital, Inc.	1,419	12,445
Southside Bancshares, Inc.	461	12,364
NewStar Financial, Inc.*	676	12,351
Union First Market Bankshares Corp.	523	12,223
Apollo Residential Mortgage, Inc.	828	12,081
AG Mortgage Investment Trust, Inc.	726	12,066
WSFS Financial Corp.	199	11,990
GAMCO Investors, Inc. — Class A	156	11,845
Rouse Properties, Inc.	570	11,731
Capital Southwest Corp.	340	11,631
Washington Trust Bancorp, Inc.	366	11,503
DFC Global Corp.*	1,046	11,496
Ameris Bancorp*	621	11,414
National Western Life Insurance Co. — Class A	55	11,097
Sterling Bancorp	802	11,011
TCP Capital Corp.	676	10,965
Tejon Ranch Co.*	354	10,918
Virginia Commerce Bancorp, Inc.*	694	10,778
First Interstate Bancsystem, Inc. — Class A	443	10,698
First BanCorp*	1,864	10,588
Heartland Financial USA, Inc.	379	10,559
1st Source Corp.	390	10,499
Tower Group International Ltd.	1,490	10,430
FBL Financial Group, Inc. — Class A	230	10,327
New York Mortgage Trust, Inc.	1,652	10,325
Agree Realty Corp.	341	10,291
Terreno Realty Corp.	572	10,159
SY Bancorp, Inc.	358	10,142
Western Asset Mortgage Capital Corp.	630	10,074
Central Pacific Financial Corp.	565	10,001
Monmouth Real Estate Investment Corp. — Class A	1,101	9,986
BancFirst Corp.	184	9,949
Taylor Capital Group, Inc.*	444	9,835
TowneBank	682	9,834
First Busey Corp.	1,871	9,748
Arlington Asset Investment Corp. — Class A	409	9,726
Citizens, Inc.*	1,122	9,694
Cedar Realty Trust, Inc.	1,871	9,692
HCI Group, Inc.	236	9,638
CyrusOne, Inc.	495	9,395
Bryn Mawr Bank Corp.	344	9,278
MCG Capital Corp.	1,840	9,274
Trico Bancshares	407	9,271
Rockville Financial, Inc.	713	9,269
First Financial Corp.	293	9,250
Saul Centers, Inc.	199	9,204
Medley Capital Corp.	655	9,032
Federal Agricultural Mortgage Corp. — Class C	268	8,946
HomeTrust Bancshares, Inc.*	536	8,844
CoBiz Financial, Inc.	914	8,829
Cowen Group, Inc. — Class A*	2,523	8,704
OneBeacon Insurance Group Ltd. — Class A	581	8,576
Westwood Holdings Group, Inc.	176	8,457
Winthrop Realty Trust	756	8,429
Meadowbrook Insurance Group, Inc.	1,292	8,398
Customers Bancorp, Inc.*	520	8,372
Safeguard Scientifics, Inc.*	532	8,347
THL Credit, Inc.	531	8,294
German American Bancorp, Inc.	326	8,222
United Financial Bancorp, Inc.	507	8,198
Camden National Corp.	200	8,180
Beneficial Mutual Bancorp, Inc.*	818	8,155
Diamond Hill Investment Group, Inc.	76	8,128
Univest Corporation of Pennsylvania	428	8,068
State Auto Financial Corp.	385	8,062
First of Long Island Corp.	207	8,042
MVC Capital, Inc.	614	8,019
AmREIT, Inc. — Class B	457	7,929
Hudson Valley Holding Corp.	422	7,925
Enterprise Financial Services Corp.	470	7,887
MainSource Financial Group, Inc.	518	7,868
Metro Bancorp, Inc.*	362	7,606
Flagstar Bancorp, Inc.*	515	7,601
Bank Mutual Corp.	1,200	7,524
First Community Bancshares, Inc.	459	7,505
Southwest Bancorp, Inc.*	505	7,479
Centerstate Banks, Inc.	770	7,454
Great Southern Bancorp, Inc.	264	7,453
Park Sterling Corp.	1,154	7,397
International. FCStone, Inc.*	361	7,382
Lakeland Bancorp, Inc.	655	7,369
American Safety Insurance Holdings Ltd.*	243	7,339
GSV Capital Corp.*	495	7,336
First Bancorp	507	7,326
Financial Institutions, Inc.	355	7,263
Medallion Financial Corp.	483	7,187
OmniAmerican Bancorp, Inc.*	292	7,142
GFI Group, Inc.	1,803	7,122
Arrow Financial Corp.	270	6,895
Fidus Investment Corp.	353	6,848
Aviv REIT, Inc.	300	6,840
Republic Bancorp, Inc. — Class A	247	6,805
Crawford & Co. — Class B	701	6,800
Walker & Dunlop, Inc.*	424	6,746
KCAP Financial, Inc.	732	6,573
Whitestone REIT — Class B	442	6,511
First Connecticut Bancorp, Inc.	439	6,453
HomeStreet, Inc.	332	6,408
Chatham Lodging Trust	358	6,394
Gramercy Property Trust, Inc.*	1,540	6,391
Yadkin Financial Corp.*	370	6,375
Gladstone Commercial Corp.	351	6,304

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Citizens & Northern Corp.	316	$6,301
BNC Bancorp	470	6,270
Charter Financial Corp.	579	6,253
American Residential Properties, Inc.*	355	6,252
National Bankshares, Inc.	174	6,245
Silver Bay Realty Trust Corp.	395	6,186
One Liberty Properties, Inc.	302	6,125
FBR & Co.*	227	6,086
Pacific Continental Corp.	462	6,057
Heritage Financial Corp.	388	6,022
PennyMac Financial Services, Inc. — Class A*	320	6,013
Territorial Bancorp, Inc.	272	5,976
OceanFirst Financial Corp.	352	5,952
Bank of Marin Bancorp	142	5,900
First Defiance Financial Corp.	252	5,894
Manning & Napier, Inc. — Class A	353	5,888
Consolidated-Tomoka Land Co.	152	5,850
Phoenix Companies, Inc.*	151	5,839
Peoples Bancorp, Inc.	275	5,742
Baldwin & Lyons, Inc. — Class B	235	5,729
Washington Banking Co.	404	5,680
1st United Bancorp, Inc.	774	5,673
Pacific Premier Bancorp, Inc.*	420	5,645
MetroCorp Bancshares, Inc.	407	5,600
Global Indemnity plc — Class A*	217	5,525
CNB Financial Corp.	322	5,490
Fox Chase Bancorp, Inc.	313	5,446
Solar Senior Capital Ltd.	300	5,424
Ames National Corp.	236	5,374
Horizon Bancorp	229	5,347
Franklin Financial Corp.	282	5,347
Preferred Bank/Los Angeles CA*	300	5,337
Firsthand Technology Value Fund, Inc.*	216	5,288
Suffolk Bancorp*	297	5,263
Marlin Business Services Corp.	209	5,217
Thomas Properties Group, Inc.	774	5,201
Guaranty Bancorp	377	5,161
Calamos Asset Management, Inc. — Class A	516	5,155
West Bancorporation, Inc.	373	5,147
Banc of California, Inc.	367	5,076
Fidelity Southern Corp.	330	5,062
Mercantile Bank Corp.	229	4,988
Sierra Bancorp	316	4,971
Armada Hoffler Properties, Inc.	495	4,905
Bridge Bancorp, Inc.	227	4,881
Gladstone Investment Corp.	684	4,822
Ladenburg Thalmann Financial Services, Inc.*	2,660	4,815
American National Bankshares, Inc.	206	4,779
NewBridge Bancorp*	655	4,775
BankFinancial Corp.	535	4,772
Universal Insurance Holdings, Inc.	673	4,745
Meta Financial Group, Inc.	124	4,712
National Interstate Corp.	169	4,700
Kansas City Life Insurance Co.	105	4,643
Gladstone Capital Corp.	531	4,636
MPG Office Trust, Inc.*	1,480	4,632
Oppenheimer Holdings, Inc. — Class A	260	4,620
Home Federal Bancorp, Inc.	366	4,604
Meridian Interstate Bancorp, Inc.*	211	4,598
Stellus Capital Investment Corp.	305	4,569
Ares Commercial Real Estate Corp.	360	4,475
Regional Management Corp.*	140	4,452
PennantPark Floating Rate Capital Ltd.	320	4,410
MidWestOne Financial Group, Inc.	171	4,396
CU Bancorp*	240	4,380
Center Bancorp, Inc.	306	4,357
Peapack Gladstone Financial Corp.	233	4,322
Bank of Kentucky Financial Corp.	157	4,288
Nicholas Financial, Inc.	262	4,268
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	374	4,264
Bridge Capital Holdings*	251	4,262
Tree.com, Inc.	161	4,228
Merchants Bancshares, Inc.	145	4,198
SWS Group, Inc.*	751	4,191
ESB Financial Corp.	328	4,182
AV Homes, Inc.*	239	4,173
First Bancorp, Inc.	248	4,161
Farmers Capital Bank Corp.*	190	4,153
JAVELIN Mortgage Investment Corp.	350	4,141
Seacoast Banking Corporation of Florida*	1,900	4,123
Heritage Commerce Corp.	534	4,085
Northrim BanCorp, Inc.	168	4,049
First Financial Northwest, Inc.	388	4,047
Sun Bancorp, Inc.*	1,047	4,010
Eastern Insurance Holdings, Inc.	163	3,979
C&F Financial Corp.	82	3,969
NGP Capital Resources Co.	531	3,945
UMH Properties, Inc.	394	3,912
Provident Financial Holdings, Inc.	232	3,854
Capital City Bank Group, Inc.*	320	3,770
Kearny Financial Corp.*	362	3,700
Intervest Bancshares Corp. — Class A*	464	3,680
Bar Harbor Bankshares	99	3,642
Penns Woods Bancorp, Inc.	73	3,637
Gain Capital Holdings, Inc.	288	3,626
Enterprise Bancorp, Inc.	191	3,612
Independent Bank Group, Inc.	100	3,600
Roma Financial Corp.*	191	3,551
EMC Insurance Group, Inc.	113	3,410
MidSouth Bancorp, Inc.	217	3,364
First Security Group, Inc.*	1,615	3,359
Heritage Oaks Bancorp*	520	3,328
Westfield Financial, Inc.	468	3,304
Macatawa Bank Corp.*	613	3,298
United Community Financial Corp.*	824	3,205
Hallmark Financial Services, Inc.*	359	3,184
Doral Financial Corp.*	166	3,167
Chemung Financial Corp.	90	3,117
Home Bancorp, Inc.*	164	2,962
LCNB Corp.	150	2,939
NASB Financial, Inc.*	107	2,935

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Century Bancorp, Inc. — Class A	86	$2,866
Independence Holding Co.	199	2,842
Imperial Holdings, Inc.*	447	2,830
Horizon Technology Finance Corp.	210	2,797
Clifton Savings Bancorp, Inc.	224	2,775
WhiteHorse Finance, Inc.	180	2,718
Access National Corp.	190	2,709
Donegal Group, Inc. — Class A	193	2,700
CommunityOne Bancorp*	270	2,668
BBX Capital Corp. — Class A*	180	2,587
JMP Group, Inc.	407	2,519
Resource America, Inc. — Class A	313	2,513
Middleburg Financial Corp.	130	2,506
Consumer Portfolio Services, Inc.*	420	2,491
Ellington Residential Mortgage REIT	160	2,459
First NBC Bank Holding Co.*	100	2,438
ZAIS Financial Corp.	140	2,429
ESSA Bancorp, Inc.	233	2,428
Hingham Institution for Savings	32	2,237
Garrison Capital, Inc.	150	2,217
Investors Title Co.	28	2,103
Tristate Capital Holdings, Inc.*	160	2,062
Pzena Investment Management, Inc. — Class A	295	2,000
First Marblehead Corp.*	2,437	1,998
Waterstone Financial, Inc.*	193	1,959
VantageSouth Bancshares, Inc.*	310	1,646
Palmetto Bancshares, Inc.*	110	1,434
ConnectOne Bancorp, Inc.*	40	1,404
Fortegra Financial Corp.*	162	1,379
CIFC Corp.	174	1,373
Health Insurance Innovations, Inc. — Class A*	110	1,315
Hampton Roads Bankshares, Inc.*	870	1,235
Cascade Bancorp*	158	921
California First National Bancorp	49	836
First Federal Bancshares of Arkansas, Inc.*	73	683
Total Financials		8,792,117
INFORMATION TECHNOLOGY - 9.0%
CoStar Group, Inc.*	733	123,071
Ultimate Software Group, Inc.*	719	105,980
CommVault Systems, Inc.*	1,203	105,659
WEX, Inc.*	1,004	88,100
PTC, Inc.*	3,091	87,876
Aspen Technology, Inc.*	2,420	83,610
FEI Co.	940	82,533
MAXIMUS, Inc.	1,771	79,766
Qlik Technologies, Inc.*	2,250	77,039
Belden, Inc.	1,143	73,209
Tyler Technologies, Inc.*	817	71,463
Cognex Corp.	2,254	70,686
Ciena Corp.*	2,626	65,596
ViaSat, Inc.*	1,026	65,407
Anixter International, Inc.*	699	61,275
Sourcefire, Inc.*	804	61,040
j2 Global, Inc.[1]	1,182	58,533
Microsemi Corp.*	2,401	58,223
Mentor Graphics Corp.	2,468	57,677
SS&C Technologies Holdings, Inc.*	1,505	57,341
ACI Worldwide, Inc.*	1,027	55,520
Cavium, Inc.*	1,330	54,796
Finisar Corp.*	2,414	54,628
Infoblox, Inc.*	1,299	54,324
Acxiom Corp.*	1,908	54,168
Cornerstone OnDemand, Inc.*	1,039	53,446
Hittite Microwave Corp.*	813	53,130
Semtech Corp.*	1,744	52,303
Fair Isaac Corp.	932	51,521
Plantronics, Inc.	1,117	51,438
Euronet Worldwide, Inc.*	1,290	51,342
ARRIS Group, Inc.*	3,009	51,334
Yelp, Inc. — Class A*	770	50,959
Guidewire Software, Inc.*	1,081	50,926
Convergys Corp.	2,715	50,906
Verint Systems, Inc.*	1,363	50,513
Aruba Networks, Inc.*	2,945	49,005
Dealertrack Technologies, Inc.*	1,124	48,152
Manhattan Associates, Inc.*	502	47,916
SunEdison, Inc.*	6,000	47,820
VistaPrint N.V.*,1	845	47,759
Blackbaud, Inc.	1,185	46,262
Sapient Corp.*	2,859	44,515
International Rectifier Corp.*	1,797	44,512
Littelfuse, Inc.	565	44,195
Itron, Inc.*	1,024	43,858
Cardtronics, Inc.*	1,161	43,073
SYNNEX Corp.*	682	41,909
Zillow, Inc. — Class A*	490	41,341
CACI International, Inc. — Class A*	597	41,259
OpenTable, Inc.*	588	41,148
ValueClick, Inc.*	1,972	41,116
RF Micro Devices, Inc.*	7,272	41,014
TiVo, Inc.*	3,274	40,729
ADTRAN, Inc.	1,528	40,706
Power Integrations, Inc.	746	40,396
InterDigital, Inc.	1,064	39,719
NIC, Inc.	1,682	38,871
OSI Systems, Inc.*	517	38,501
Coherent, Inc.	625	38,406
Take-Two Interactive Software, Inc.*	2,099	38,118
Electronics for Imaging, Inc.*	1,203	38,112
Veeco Instruments, Inc.*	1,014	37,751
Heartland Payment Systems, Inc.	942	37,416
Sanmina Corp.*	2,136	37,359
Synaptics, Inc.*	841	37,239
Cirrus Logic, Inc.*	1,636	37,104
Intersil Corp. — Class A	3,290	36,947
Progress Software Corp.*	1,423	36,827
Entegris, Inc.*	3,600	36,540
MKS Instruments, Inc.	1,372	36,481
Cypress Semiconductor Corp.	3,804	35,529
Web.com Group, Inc.*	1,086	35,121
PMC - Sierra, Inc.*	5,277	34,934

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

TriQuint Semiconductor, Inc.*	4,220	$34,309
Infinera Corp.*	2,992	33,840
Trulia, Inc.*	715	33,626
Universal Display Corp.*	1,035	33,151
Plexus Corp.*	882	32,810
Syntel, Inc.	403	32,280
Benchmark Electronics, Inc.*	1,404	32,138
Integrated Device Technology, Inc.*	3,405	32,075
NETGEAR, Inc.*	997	30,767
Unisys Corp.*	1,139	28,691
Synchronoss Technologies, Inc.*	753	28,659
Monolithic Power Systems, Inc.	946	28,645
Monotype Imaging Holdings, Inc.	989	28,345
SunPower Corp. — Class A*	1,067	27,913
RealPage, Inc.*,1	1,205	27,908
Bottomline Technologies de, Inc.*	976	27,211
Rambus, Inc.*	2,889	27,157
Methode Electronics, Inc.	961	26,908
Advent Software, Inc.	842	26,734
comScore, Inc.*	922	26,710
Rogers Corp.*	444	26,409
Tessera Technologies, Inc.	1,361	26,335
MTS Systems Corp.	409	26,319
Fusion-io, Inc.*	1,964	26,298
GT Advanced Technologies, Inc.*	3,088	26,279
BroadSoft, Inc.*	724	26,086
SPS Commerce, Inc.*	388	25,965
WebMD Health Corp. — Class A*	907	25,940
InvenSense, Inc. — Class A*	1,465	25,813
Interactive Intelligence Group, Inc.*	401	25,459
QLogic Corp.*	2,300	25,162
iGATE Corp.*	905	25,123
ScanSource, Inc.*	724	25,050
MicroStrategy, Inc. — Class A*	238	24,695
Cray, Inc.*	1,024	24,647
Bankrate, Inc.*	1,192	24,519
Blucora, Inc.*	1,060	24,359
Angie’s List, Inc.*	1,080	24,300
ExlService Holdings, Inc.*	847	24,123
NetScout Systems, Inc.*	933	23,857
Cabot Microelectronics Corp.*	598	23,035
Ixia*	1,461	22,894
Diodes, Inc.*	929	22,761
VirnetX Holding Corp.*	1,091	22,256
ATMI, Inc.*	830	22,012
Ellie Mae, Inc.*	685	21,927
Imperva, Inc.*	521	21,892
CSG Systems International, Inc.	872	21,844
Measurement Specialties, Inc.*	401	21,750
Liquidity Services, Inc.*,1	645	21,646
Ultratech, Inc.*	713	21,604
Applied Micro Circuits Corp.*	1,659	21,401
Insight Enterprises, Inc.*	1,130	21,380
OmniVision Technologies, Inc.*	1,393	21,327
Tellabs, Inc.	9,199	20,882
Harmonic, Inc.*	2,622	20,163
Active Network, Inc.*	1,400	20,034
PROS Holdings, Inc.*	578	19,762
EPAM Systems, Inc.*	565	19,493
LogMeIn, Inc.*	627	19,468
Demandware, Inc.*	420	19,459
Tangoe, Inc.*	801	19,112
ServiceSource International, Inc.*	1,581	19,098
United Online, Inc.	2,388	19,056
Ruckus Wireless, Inc.*	1,130	19,018
Constant Contact, Inc.*	797	18,881
Sonus Networks, Inc.*	5,576	18,847
FARO Technologies, Inc.*	445	18,766
Emulex Corp.*	2,354	18,267
Sykes Enterprises, Inc.*	1,014	18,161
Proofpoint, Inc.*	564	18,116
Comverse, Inc.*	565	18,052
Envestnet, Inc.*	579	17,949
Pegasystems, Inc.	450	17,915
ManTech International Corp. — Class A	620	17,831
Advanced Energy Industries, Inc.*	1,016	17,800
Checkpoint Systems, Inc.*	1,061	17,719
Rofin-Sinar Technologies, Inc.*	730	17,673
Move, Inc.*	1,032	17,492
EVERTEC, Inc.	760	16,880
Badger Meter, Inc.	363	16,880
Digital River, Inc.*	911	16,280
Brooks Automation, Inc.	1,724	16,050
CalAmp Corp.*	910	16,043
Perficient, Inc.*	862	15,826
Newport Corp.*	1,009	15,771
Responsys, Inc.*	949	15,659
Park Electrochemical Corp.	543	15,557
FleetMatics Group plc*	414	15,546
Virtusa Corp.*	530	15,402
Stamps.com, Inc.*	330	15,157
Volterra Semiconductor Corp.*	642	14,766
AVG Technologies N.V.*	615	14,723
Silicon Graphics International Corp.*	879	14,284
Accelrys, Inc.*	1,447	14,267
Cass Information Systems, Inc.	267	14,250
PDF Solutions, Inc.*	653	13,876
Shutterstock, Inc.*	190	13,817
CTS Corp.	867	13,673
LivePerson, Inc.*	1,429	13,490
Global Cash Access Holdings, Inc.*	1,712	13,371
TTM Technologies, Inc.*	1,371	13,367
Monster Worldwide, Inc.*	3,015	13,326
Lattice Semiconductor Corp.*	2,986	13,318
Exar Corp.*	988	13,249
EarthLink, Inc.	2,668	13,207
Calix, Inc.*	1,031	13,125
SciQuest, Inc.*	584	13,117
TeleTech Holdings, Inc.*	513	12,871
Black Box Corp.	418	12,808
Jive Software, Inc.*	1,020	12,750
Extreme Networks, Inc.*	2,405	12,554
Spansion, Inc. — Class A*	1,223	12,340
Photronics, Inc.*	1,572	12,309

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Fabrinet*	729	$12,276
Forrester Research, Inc.	321	11,800
Bazaarvoice, Inc.*	1,243	11,286
Super Micro Computer, Inc.*	825	11,171
MoneyGram International, Inc.*	569	11,141
Micrel, Inc.	1,207	10,996
Ubiquiti Networks, Inc.	326	10,950
Epiq Systems, Inc.	812	10,735
Silicon Image, Inc.*	1,995	10,653
Daktronics, Inc.	947	10,597
Comtech Telecommunications Corp.	435	10,579
Entropic Communications, Inc.*	2,317	10,148
Ceva, Inc.*	569	9,815
DTS, Inc.*	467	9,807
Seachange International, Inc.*	846	9,704
Rudolph Technologies, Inc.*	844	9,622
Internap Network Services Corp.*	1,382	9,605
Immersion Corp.*	726	9,576
Nanometrics, Inc.*	594	9,575
FormFactor, Inc.*	1,392	9,549
Oplink Communications, Inc.*	495	9,316
Ambarella, Inc.*	475	9,272
ShoreTel, Inc.*	1,519	9,175
Inphi Corp.*	673	9,038
Actuate Corp.*	1,226	9,011
XO Group, Inc.*	694	8,966
Callidus Software, Inc.*	975	8,941
Dice Holdings, Inc.*	1,050	8,936
Electro Rent Corp.	489	8,870
IntraLinks Holdings, Inc.*	993	8,738
E2open, Inc.*	385	8,624
Globecomm Systems, Inc.*	613	8,600
Mercury Systems, Inc.*	840	8,392
Ebix, Inc.	827	8,220
Procera Networks, Inc.*	526	8,148
Brightcove, Inc.*	723	8,134
Qualys, Inc.*	380	8,128
LTX-Credence Corp.*	1,232	8,107
Integrated Silicon Solution, Inc.*	722	7,863
Zix Corp.*	1,601	7,829
QuinStreet, Inc.*	812	7,673
Parkervision, Inc.*	2,290	7,672
Anaren, Inc.*	298	7,599
Quantum Corp.*	5,495	7,583
GSI Group, Inc.*	777	7,413
RealD, Inc.*	1,046	7,322
Blackhawk Network Holdings, Inc.*	300	7,209
Electro Scientific Industries, Inc.	614	7,190
PLX Technology, Inc.*	1,182	7,116
support.com, Inc.*	1,301	7,090
Cohu, Inc.	642	7,004
Kopin Corp.*	1,716	6,915
Zygo Corp.*	431	6,887
Maxwell Technologies, Inc.*	753	6,837
Digi International, Inc.*	672	6,727
Amkor Technology, Inc.*	1,545	6,628
Supertex, Inc.	259	6,563
Computer Task Group, Inc.	403	6,512
Millennial Media, Inc.*	915	6,469
CIBER, Inc.*	1,926	6,356
NVE Corp.*	123	6,278
Higher One Holdings, Inc.*	812	6,228
Peregrine Semiconductor Corp.*	684	6,135
IXYS Corp.	621	5,993
Alliance Fiber Optic Products, Inc.	290	5,936
Axcelis Technologies, Inc.*	2,797	5,902
VASCO Data Security International, Inc.*	744	5,870
Demand Media, Inc.*	925	5,846
Xoom Corp.*	180	5,726
Marketo, Inc.*	176	5,611
KVH Industries, Inc.*	405	5,589
Lionbridge Technologies, Inc.*	1,502	5,542
Rubicon Technology, Inc.*	455	5,510
ChannelAdvisor Corp.*	150	5,495
Rally Software Development Corp.*	180	5,393
Travelzoo, Inc.*	202	5,361
American Software, Inc. — Class A	623	5,320
Global Eagle Entertainment, Inc.*	550	5,137
eGain Corp.*	340	5,131
Symmetricom, Inc.*	1,060	5,109
Vringo, Inc.*	1,730	4,982
RealNetworks, Inc.*	578	4,948
MaxLinear, Inc. — Class A*	594	4,924
KEMET Corp.*	1,162	4,857
Rosetta Stone, Inc.*	297	4,820
Avid Technology, Inc.*	802	4,812
Hackett Group, Inc.	672	4,791
Tessco Technologies, Inc.	142	4,785
Datalink Corp.*	350	4,732
M/A-COM Technology Solutions Holdings, Inc.*	274	4,663
Carbonite, Inc.*	310	4,650
Vishay Precision Group, Inc.*	319	4,641
PRGX Global, Inc.*	741	4,639
Uni-Pixel, Inc.*	260	4,610
Pericom Semiconductor Corp.*	590	4,602
Mesa Laboratories, Inc.	68	4,597
Vocus, Inc.*	490	4,562
MoSys, Inc.*	1,217	4,527
Bel Fuse, Inc. — Class B	259	4,517
Sigma Designs, Inc.*	794	4,438
ePlus, Inc.	85	4,393
Agilysys, Inc.*	359	4,279
Marchex, Inc. — Class B	587	4,273
Ultra Clean Holdings, Inc.*	613	4,236
PC-Telephone, Inc.	475	4,204
ANADIGICS, Inc.*	2,129	4,194
Neonode, Inc.*	650	4,173
Aviat Networks, Inc.*	1,588	4,097
Glu Mobile, Inc.*,1	1,461	4,076
Numerex Corp. — Class A*	360	3,942
Unwired Planet, Inc.*	2,251	3,894
NeoPhotonics Corp.*	526	3,887
Westell Technologies, Inc. — Class A*	1,153	3,863

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Guidance Software, Inc.*	423	$3,837
Spark Networks, Inc.*	458	3,811
Alpha & Omega Semiconductor Ltd.*	451	3,793
Multi-Fineline Electronix, Inc.*	231	3,747
GSI Technology, Inc.*	530	3,726
Aeroflex Holding Corp.*	522	3,675
DSP Group, Inc.*	510	3,596
PC Connection, Inc.	238	3,591
Imation Corp.*	874	3,583
Richardson Electronics Ltd.	311	3,536
Speed Commerce, Inc.*	1,040	3,411
Mindspeed Technologies, Inc.*	1,121	3,408
Reis, Inc.*	210	3,396
Digimarc Corp.	158	3,192
Mitek Systems, Inc.*	610	3,160
TeleCommunication Systems, Inc. — Class A*	1,230	3,026
Marin Software, Inc.*	240	3,012
Audience, Inc.*	252	2,832
Planet Payment, Inc.*	1,094	2,779
Limelight Networks, Inc.*	1,430	2,760
Telenav, Inc.*	457	2,669
Sapiens International Corporation N.V.	440	2,662
ModusLink Global Solutions, Inc.*	955	2,617
Silver Spring Networks, Inc.*	150	2,600
Intermolecular, Inc.*	447	2,463
Cyan, Inc.*	210	2,111
Hutchinson Technology, Inc.*	600	2,088
QAD, Inc. — Class A	153	2,087
Model N, Inc.*	203	2,010
Radisys Corp.*	598	1,920
TechTarget, Inc.*	357	1,781
Viasystems Group, Inc.*	92	1,329
Net Element International, Inc.*	55	253
Total Information Technology		7,184,104
INDUSTRIALS - 7.3%
Acuity Brands, Inc.	1,106	101,775
Middleby Corp.*	483	100,903
Chart Industries, Inc.*	783	96,339
US Airways Group, Inc.*	4,964	94,117
HEICO Corp.	1,376	93,209
Teledyne Technologies, Inc.*	964	81,872
EnerSys, Inc.	1,245	75,484
Actuant Corp. — Class A	1,889	73,369
Woodward, Inc.	1,775	72,473
CLARCOR, Inc.	1,286	71,412
Moog, Inc. — Class A*	1,171	68,703
EMCOR Group, Inc.	1,733	67,813
Esterline Technologies Corp.*	804	64,232
Corporate Executive Board Co.	869	63,108
Watsco, Inc.	659	62,124
DigitalGlobe, Inc.*	1,922	60,774
Curtiss-Wright Corp.	1,213	56,962
USG Corp.*	1,985	56,731
Generac Holdings, Inc.	1,328	56,626
Applied Industrial Technologies, Inc.	1,085	55,878
Deluxe Corp.	1,319	54,949
Advisory Board Co.*	915	54,425
Spirit Airlines, Inc.*	1,559	53,427
Polypore International, Inc.*	1,205	49,369
Barnes Group, Inc.	1,391	48,574
Franklin Electric Company, Inc.	1,228	48,383
MasTec, Inc.*	1,540	46,663
Beacon Roofing Supply, Inc.*	1,258	46,382
United Stationers, Inc.	1,051	45,718
Healthcare Services Group, Inc.	1,770	45,596
Herman Miller, Inc.	1,514	44,178
Swift Transportation Co. — Class A*	2,164	43,690
Tetra Tech, Inc.*	1,676	43,392
HNI Corp.	1,171	42,367
Watts Water Technologies, Inc. — Class A	737	41,545
General Cable Corp.	1,290	40,958
TAL International Group, Inc.	876	40,935
Allegiant Travel Co. — Class A	385	40,564
Mueller Industries, Inc.	726	40,416
JetBlue Airways Corp.*	6,017	40,073
UniFirst Corp.	380	39,680
FTI Consulting, Inc.*	1,039	39,274
RBC Bearings, Inc.*	592	39,007
On Assignment, Inc.*	1,182	39,005
Trimas Corp.*	1,027	38,307
ABM Industries, Inc.	1,416	37,694
Mine Safety Appliances Co.	727	37,520
Hub Group, Inc. — Class A*	956	37,504
Brady Corp. — Class A	1,197	36,509
Steelcase, Inc. — Class A	2,176	36,165
UTI Worldwide, Inc.	2,350	35,509
Brink’s Co.	1,243	35,177
Simpson Manufacturing Company, Inc.	1,052	34,264
Proto Labs, Inc.*	443	33,841
Mobile Mini, Inc.*	991	33,754
Orbital Sciences Corp.*	1,555	32,935
Mueller Water Products, Inc. — Class A	4,087	32,655
WageWorks, Inc.*	647	32,640
EnPro Industries, Inc.*	530	31,911
Huron Consulting Group, Inc.*	600	31,566
Forward Air Corp.	774	31,231
Granite Construction, Inc.	1,007	30,815
Atlas Air Worldwide Holdings, Inc.*	668	30,801
Aircastle Ltd.	1,768	30,781
Raven Industries, Inc.	938	30,682
G&K Services, Inc. — Class A	503	30,376
Interface, Inc. — Class A	1,531	30,375
Kaydon Corp.	832	29,553
Tennant Co.	475	29,450
Acacia Research Corp.	1,273	29,355
Matson, Inc.	1,100	28,853
AAR Corp.	1,024	27,986
CIRCOR International, Inc.	449	27,919
Werner Enterprises, Inc.	1,183	27,599
AZZ, Inc.	656	27,461
Cubic Corp.	509	27,323
Korn/Ferry International*	1,258	26,921
Kaman Corp.	698	26,426

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Lindsay Corp.	321	$26,201
Albany International Corp. — Class A	724	25,970
GrafTech International Ltd.*	3,024	25,553
TrueBlue, Inc.*	1,052	25,259
Briggs & Stratton Corp.	1,247	25,090
GenCorp, Inc.*	1,563	25,055
Knight Transportation, Inc.	1,516	25,044
II-VI, Inc.*	1,320	24,842
Hyster-Yale Materials Handling, Inc.	276	24,749
Exponent, Inc.	336	24,138
Aegion Corp. — Class A*	1,011	23,991
Dycom Industries, Inc.*	851	23,819
Rush Enterprises, Inc. — Class A*	893	23,673
McGrath RentCorp	652	23,276
Primoris Services Corp.	908	23,127
ESCO Technologies, Inc.	688	22,862
Wesco Aircraft Holdings, Inc.*	1,063	22,249
Apogee Enterprises, Inc.	746	22,141
Trex Company, Inc.*	447	22,140
Insperity, Inc.	579	21,770
Universal Forest Products, Inc.	513	21,597
Encore Wire Corp.	539	21,258
Knoll, Inc.	1,247	21,124
Team, Inc.*	527	20,948
Textainer Group Holdings Ltd.	553	20,942
Federal Signal Corp.*	1,612	20,746
Wabash National Corp.*	1,767	20,603
H&E Equipment Services, Inc.*	770	20,451
Tutor Perini Corp.*	957	20,403
Titan International, Inc.	1,387	20,306
Navigant Consulting, Inc.*	1,305	20,175
Sun Hydraulics Corp.	550	19,938
Meritor, Inc.*	2,518	19,791
Taser International, Inc.*	1,325	19,756
DXP Enterprises, Inc.*	248	19,585
Saia, Inc.*	626	19,519
SkyWest, Inc.	1,344	19,515
ACCO Brands Corp.*	2,935	19,488
Quad/Graphics, Inc.	641	19,460
Standex International Corp.	325	19,305
AAON, Inc.	721	19,150
Astec Industries, Inc.	522	18,771
Altra Holdings, Inc.	697	18,756
John Bean Technologies Corp.	746	18,560
Quanex Building Products Corp.	956	18,001
ICF International, Inc.*	507	17,953
Arkansas Best Corp.	668	17,148
Heartland Express, Inc.	1,182	16,773
Rexnord Corp.*	784	16,307
Comfort Systems USA, Inc.	964	16,205
Thermon Group Holdings, Inc.*	698	16,131
Astronics Corp.*	320	15,907
Nortek, Inc.*	229	15,735
Gorman-Rupp Co.	391	15,687
Greenbrier Companies, Inc.*	627	15,506
Blount International, Inc.*	1,276	15,452
Republic Airways Holdings, Inc.*	1,266	15,065
Griffon Corp.	1,187	14,885
RPX Corp.*	838	14,690
Resources Connection, Inc.	1,055	14,316
US Ecology, Inc.	472	14,221
Powell Industries, Inc.*	231	14,158
Engility Holdings, Inc.*	440	13,961
Kelly Services, Inc. — Class A	697	13,571
Viad Corp.	527	13,149
MYR Group, Inc.*	538	13,073
Roadrunner Transportation Systems, Inc.*	453	12,793
Barrett Business Services, Inc.	186	12,520
American Science & Engineering, Inc.	206	12,424
Kforce, Inc.	698	12,348
Ennis, Inc.	679	12,249
West Corp.	550	12,194
Columbus McKinnon Corp.*	504	12,111
LB Foster Co. — Class A	253	11,572
Great Lakes Dredge & Dock Corp.	1,534	11,382
Gibraltar Industries, Inc.*	794	11,322
InnerWorkings, Inc.*	1,145	11,244
KEYW Holding Corp.*	824	11,083
Aceto Corp.	708	11,059
Aerovironment, Inc.*	474	10,949
Standard Parking Corp.*	399	10,729
Multi-Color Corp.	315	10,688
CAI International, Inc.*	448	10,425
Marten Transport Ltd.	602	10,324
Layne Christensen Co.*	515	10,279
Consolidated Graphics, Inc.*	183	10,259
EnerNOC, Inc.*	681	10,208
Air Transport Services Group, Inc.*	1,340	10,037
Hawaiian Holdings, Inc.*	1,345	10,007
GP Strategies Corp.*	376	9,859
Kadant, Inc.	293	9,842
Celadon Group, Inc.	518	9,671
American Railcar Industries, Inc.	246	9,651
Furmanite Corp.*	968	9,583
Echo Global Logistics, Inc.*	457	9,570
Kratos Defense & Security Solutions, Inc.*	1,132	9,373
Graham Corp.	258	9,322
Kimball International, Inc. — Class B	839	9,305
Capstone Turbine Corp.*	7,877	9,295
Michael Baker Corp.	226	9,146
Heidrick & Struggles International, Inc.	466	8,882
Global Power Equipment Group, Inc.	440	8,848
American Woodmark Corp.*	252	8,732
Park-Ohio Holdings Corp.*	227	8,721
Alamo Group, Inc.	178	8,706
PGT, Inc.*	860	8,523
Douglas Dynamics, Inc.	574	8,455
National Presto Industries, Inc.	119	8,379
Energy Recovery, Inc.*	1,145	8,301
Dynamic Materials Corp.	352	8,159
Pendrell Corp.*	4,188	8,125
Northwest Pipe Co.*	240	7,891
Argan, Inc.	357	7,843
Ducommun, Inc.*	270	7,744

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Pike Electric Corp.	675	$7,641
Insteel Industries, Inc.	469	7,551
Lydall, Inc.*	437	7,503
CBIZ, Inc.*	984	7,321
Orion Marine Group, Inc.*	703	7,318
PowerSecure International, Inc.*	444	7,126
Titan Machinery, Inc.*	443	7,119
Mistras Group, Inc.*	410	6,970
NN, Inc.	446	6,940
ExOne Co.*	160	6,816
NCI Building Systems, Inc.*	534	6,803
Builders FirstSource, Inc.*	1,157	6,803
Sparton Corp.*	264	6,732
CECO Environmental Corp.	458	6,449
FreightCar America, Inc.	310	6,411
TMS International Corp. — Class A	367	6,400
Performant Financial Corp.*	574	6,268
Houston Wire & Cable Co.	463	6,237
Odyssey Marine Exploration, Inc.*	2,044	6,152
XPO Logistics, Inc.*	276	5,981
Casella Waste Systems, Inc. — Class A*	996	5,727
Pacer International, Inc.*	913	5,651
Patriot Transportation Holding, Inc.*	166	5,616
Ply Gem Holdings, Inc.*	400	5,592
CDI Corp.	360	5,512
Twin Disc, Inc.	210	5,487
Accuride Corp.*	1,038	5,335
FuelCell Energy, Inc.*,1	4,105	5,295
Schawk, Inc. — Class A	348	5,164
Patrick Industries, Inc.*	170	5,109
Ameresco, Inc. — Class A*	504	5,050
VSE Corp.	107	5,024
Quality Distribution, Inc.*	542	5,008
Flow International Corp.*	1,250	4,988
Commercial Vehicle Group, Inc.*	616	4,903
CRA International, Inc.*	262	4,878
Miller Industries, Inc.	284	4,822
LSI Industries, Inc.	560	4,726
Hardinge, Inc.	303	4,681
Courier Corp.	291	4,604
Costa, Inc.*	242	4,603
Coleman Cable, Inc.	217	4,581
ARC Document Solutions, Inc.*	974	4,471
Hurco Companies, Inc.	166	4,293
Tecumseh Products Co. — Class A*	475	4,251
Preformed Line Products Co.	59	4,244
Franklin Covey Co.*	236	4,236
Heritage-Crystal Clean, Inc.*	229	4,127
National Technical Systems, Inc.*	180	4,113
Cenveo, Inc.*	1,390	4,101
PMFG, Inc.*	544	4,026
International Shipholding Corp.	145	3,979
Sterling Construction Company, Inc.*	430	3,978
Ampco-Pittsburgh Corp.	214	3,835
Vicor Corp.*	457	3,738
Global Brass & Copper Holdings, Inc.*	210	3,683
LMI Aerospace, Inc.*	267	3,567
YRC Worldwide, Inc.*	210	3,545
Manitex International, Inc.*	314	3,432
Enphase Energy, Inc.*	414	3,370
Edgen Group, Inc. — Class A*	443	3,367
Universal Truckload Services, Inc.	125	3,333
Xerium Technologies, Inc.*	280	3,245
TRC Companies, Inc.*	410	3,034
Power Solutions International, Inc.*	50	2,956
Acorn Energy, Inc.	467	2,755
Innovative Solutions & Support, Inc.	325	2,587
American Superconductor Corp.*	1,062	2,485
API Technologies Corp.*	838	2,455
Intersections, Inc.	240	2,105
Ultrapetrol Bahamas Ltd.*	550	2,057
Revolution Lighting Technologies, Inc.*	765	1,958
NL Industries, Inc.	170	1,930
Swisher Hygiene, Inc.*	2,941	1,784
BlueLinx Holdings, Inc.*	876	1,708
Erickson Air-Crane, Inc.*	100	1,566
Omega Flex, Inc.	67	1,266
Compx International, Inc.	24	312
Total Industrials		5,764,243
CONSUMER DISCRETIONARY - 6.9%
Brunswick Corp.	2,336	93,231
Dana Holding Corp.	3,801	86,815
Sotheby’s	1,761	86,517
Tenneco, Inc.*	1,576	79,588
Fifth & Pacific Companies, Inc.*	3,101	77,927
Lumber Liquidators Holdings, Inc.*	706	75,295
Wolverine World Wide, Inc.	1,293	75,292
Pool Corp.	1,207	67,749
Live Nation Entertainment, Inc.*	3,640	67,521
Vail Resorts, Inc.	921	63,898
Cheesecake Factory, Inc.	1,376	60,474
Sinclair Broadcast Group, Inc. — Class A	1,766	59,197
Life Time Fitness, Inc.*	1,111	57,183
Steven Madden Ltd.*	1,033	55,606
Shutterfly, Inc.*	979	54,706
Buffalo Wild Wings, Inc.*	483	53,718
Rent-A-Center, Inc. — Class A	1,381	52,616
Cracker Barrel Old Country Store, Inc.	508	52,445
Express, Inc.*	2,207	52,064
Cooper Tire & Rubber Co.	1,639	50,481
Iconix Brand Group, Inc.*	1,471	48,867
Ryland Group, Inc.	1,193	48,365
Pier 1 Imports, Inc.	2,449	47,803
Grand Canyon Education, Inc.*	1,176	47,369
HSN, Inc.	875	46,917
Penske Automotive Group, Inc.	1,091	46,619
Jack in the Box, Inc.*	1,146	45,840
Men’s Wearhouse, Inc.	1,300	44,265
ANN, Inc.*	1,222	44,261
Meredith Corp.	922	43,905
Group 1 Automotive, Inc.	560	43,501
Saks, Inc.*	2,698	43,006
Asbury Automotive Group, Inc.*	808	42,986

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Texas Roadhouse, Inc. — Class A	1,617	$42,495
New York Times Co. — Class A*	3,340	41,983
Lithia Motors, Inc. — Class A	573	41,806
Bob Evans Farms, Inc.	724	41,463
Genesco, Inc.*	617	40,463
Meritage Homes Corp.*	936	40,201
Buckle, Inc.	725	39,186
KB Home	2,156	38,851
Hillenbrand, Inc.	1,418	38,811
Pinnacle Entertainment, Inc.*	1,508	37,775
Hibbett Sports, Inc.*	672	37,733
Monro Muffler Brake, Inc.[1]	805	37,424
Five Below, Inc.*	852	37,275
WMS Industries, Inc.*	1,418	36,797
Belo Corp. — Class A	2,684	36,771
Outerwall, Inc.*	731	36,543
Helen of Troy Ltd.*	817	36,112
Select Comfort Corp.*	1,436	34,967
Vitamin Shoppe, Inc.*	788	34,475
Children’s Place Retail Stores, Inc.*	594	34,369
American Axle & Manufacturing Holdings, Inc.*	1,742	34,352
Bloomin’ Brands, Inc.*	1,432	33,810
Nexstar Broadcasting Group, Inc. — Class A	755	33,601
SHFL Entertainment, Inc.*	1,460	33,580
Marriott Vacations Worldwide Corp.*	749	32,956
Krispy Kreme Doughnuts, Inc.*	1,698	32,839
Dorman Products, Inc.	654	32,406
Orient-Express Hotels Ltd. — Class A*	2,478	32,164
Jos. A. Bank Clothiers, Inc.*	724	31,827
Finish Line, Inc. — Class A	1,269	31,560
Jones Group, Inc.	2,074	31,131
Skechers U.S.A., Inc. — Class A*	1,000	31,110
Sturm Ruger & Company, Inc.[1]	496	31,064
Crocs, Inc.*	2,281	31,044
Churchill Downs, Inc.	356	30,801
Office Depot, Inc.*	6,368	30,757
La-Z-Boy, Inc.	1,353	30,727
Standard Pacific Corp.*	3,832	30,311
MDC Holdings, Inc.	1,005	30,160
Ascent Capital Group, Inc. — Class A*	364	29,346
DineEquity, Inc.	425	29,325
Restoration Hardware Holdings, Inc.*	459	29,078
Conn’s, Inc.*	580	29,023
Papa John’s International, Inc.	415	29,000
Valassis Communications, Inc.	1,001	28,909
OfficeMax, Inc.	2,250	28,778
National CineMedia, Inc.	1,473	27,781
iRobot Corp.*	732	27,574
Matthews International Corp. — Class A	718	27,341
Drew Industries, Inc.	589	26,823
AFC Enterprises, Inc.*	613	26,721
Brown Shoe Company, Inc.	1,118	26,239
Sonic Corp.*	1,454	25,809
Multimedia Games Holding Company, Inc.*	743	25,671
Red Robin Gourmet Burgers, Inc.*	358	25,454
Tumi Holdings, Inc.*	1,234	24,865
Stewart Enterprises, Inc. — Class A	1,871	24,585
Interval Leisure Group, Inc.	1,022	24,150
Quiksilver, Inc.*	3,433	24,134
Sonic Automotive, Inc. — Class A	1,004	23,895
G-III Apparel Group Ltd.*	431	23,528
International Speedway Corp. — Class A	722	23,321
LifeLock, Inc.*	1,570	23,283
Oxford Industries, Inc.	340	23,113
Loral Space & Communications, Inc.	332	22,487
Steiner Leisure Ltd.*	376	21,970
K12, Inc.*	701	21,647
Francesca’s Holdings Corp.*	1,136	21,175
CEC Entertainment, Inc.	459	21,050
Movado Group, Inc.	459	20,081
Scientific Games Corp. — Class A*	1,236	19,986
Cato Corp. — Class A	711	19,894
Columbia Sportswear Co.	329	19,816
Scholastic Corp.	682	19,539
Arctic Cat, Inc.	338	19,283
Fiesta Restaurant Group, Inc.*	512	19,282
Core-Mark Holding Company, Inc.	289	19,202
Aeropostale, Inc.*	2,033	19,110
Winnebago Industries, Inc.*	729	18,925
Caesars Entertainment Corp.*	954	18,803
ITT Educational Services, Inc.*	600	18,600
BJ’s Restaurants, Inc.*	641	18,410
Smith & Wesson Holding Corp.*	1,662	18,265
MDC Partners, Inc. — Class A	652	18,243
Regis Corp.	1,231	18,071
Modine Manufacturing Co.*	1,223	17,892
Ethan Allen Interiors, Inc.	638	17,781
American Public Education, Inc.*	455	17,199
Pep Boys-Manny Moe & Jack*	1,374	17,134
Tuesday Morning Corp.*	1,111	16,965
Boyd Gaming Corp.*	1,191	16,853
Gentherm, Inc.*	869	16,581
Standard Motor Products, Inc.	515	16,562
Capella Education Co.*	289	16,346
Stage Stores, Inc.	846	16,243
LeapFrog Enterprises, Inc. — Class A*	1,648	15,524
Hovnanian Enterprises, Inc. — Class A*	2,927	15,308
rue21, Inc.*	376	15,168
Chuy’s Holdings, Inc.*	420	15,074
Zumiez, Inc.*	543	14,952
EW Scripps Co. — Class A*	808	14,827
Fred’s, Inc. — Class A	945	14,789
Denny’s Corp.*	2,373	14,523
Maidenform Brands, Inc.*	598	14,047
Tile Shop Holdings, Inc.*	475	14,008
Universal Electronics, Inc.*	385	13,872
Barnes & Noble, Inc.*	1,047	13,548
Callaway Golf Co.	1,843	13,122
Libbey, Inc.*	547	13,009
M/I Homes, Inc.*	625	12,888
Zale Corp.*	840	12,768
Blue Nile, Inc.*	310	12,688

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Haverty Furniture Companies, Inc.	515	$12,633
Biglari Holdings, Inc.*	29	11,967
Ruby Tuesday, Inc.*	1,580	11,850
Beazer Homes USA, Inc.*	651	11,718
Vera Bradley, Inc.*	564	11,596
Strayer Education, Inc.	277	11,501
Destination Maternity Corp.	350	11,130
Bright Horizons Family Solutions, Inc.*	310	11,107
Mattress Firm Holding Corp.*	346	11,003
Ruth’s Hospitality Group, Inc.	924	10,959
Superior Industries International, Inc.	598	10,662
NutriSystem, Inc.	733	10,541
Central European Media Enterprises Ltd. — Class A*	1,985	10,461
Cumulus Media, Inc. — Class A*	1,943	10,298
Gray Television, Inc.*	1,300	10,205
Shoe Carnival, Inc.	377	10,183
Cavco Industries, Inc.*	175	9,966
Harte-Hanks, Inc.	1,116	9,854
Stein Mart, Inc.	711	9,755
Journal Communications, Inc. — Class A*	1,140	9,747
America’s Car-Mart, Inc.*	212	9,563
Wet Seal, Inc. — Class A*	2,298	9,031
Unifi, Inc.*	384	8,971
Rentrak Corp.*	272	8,873
RadioShack Corp.*	2,580	8,798
Federal-Mogul Corp.*	506	8,496
Bridgepoint Education, Inc.*	470	8,479
Entravision Communications Corp. — Class A	1,430	8,437
PetMed Express, Inc.	514	8,373
Overstock.com, Inc.*	282	8,367
Digital Generation, Inc.*	626	8,094
Town Sports International Holdings, Inc.	619	8,035
Carmike Cinemas, Inc.*	360	7,949
Stoneridge, Inc.*	733	7,924
Carriage Services, Inc. — Class A	407	7,896
Bravo Brio Restaurant Group, Inc.*	506	7,641
World Wrestling Entertainment, Inc. — Class A	741	7,536
MarineMax, Inc.*	602	7,344
Remy International, Inc.	360	7,286
Media General, Inc. — Class A*	510	7,273
William Lyon Homes — Class A*	354	7,193
Black Diamond, Inc.*	583	7,089
Destination XL Group, Inc.*	1,090	7,052
Citi Trends, Inc.*	402	7,027
Sears Hometown and Outlet Stores, Inc.*	220	6,985
Fuel Systems Solutions, Inc.*	355	6,979
Big 5 Sporting Goods Corp.	433	6,963
Marcus Corp.	477	6,931
Christopher & Banks Corp.*	940	6,777
NACCO Industries, Inc. — Class A	120	6,650
Universal Technical Institute, Inc.	546	6,623
VOXX International Corp. — Class A*	482	6,603
Kirkland’s, Inc.*	354	6,528
Orbitz Worldwide, Inc.*	616	5,932
Perry Ellis International, Inc.	314	5,916
hhgregg, Inc.*	328	5,874
Education Management Corp.*	640	5,837
Nautilus, Inc.*	804	5,805
Jamba, Inc.*	427	5,713
TRI Pointe Homes, Inc.*	385	5,652
Del Frisco’s Restaurant Group, Inc.*	278	5,607
bebe stores, Inc.	903	5,499
Speedway Motorsports, Inc.	302	5,406
Entercom Communications Corp. — Class A*	614	5,391
West Marine, Inc.*	440	5,368
Spartan Motors, Inc.	879	5,336
Saga Communications, Inc. — Class A	119	5,281
Morgans Hotel Group Co.*	686	5,275
CSS Industries, Inc.	214	5,138
Vitacost.com, Inc.*	565	4,803
McClatchy Co. — Class A*	1,574	4,722
RG Barry Corp.	249	4,709
Weyco Group, Inc.	164	4,644
Bassett Furniture Industries, Inc.	278	4,501
Mac-Gray Corp.	309	4,499
Corinthian Colleges, Inc.*	2,045	4,479
ValueVision Media, Inc. — Class A*	1,010	4,394
New York & Company, Inc.*	745	4,306
Isle of Capri Casinos, Inc.*	552	4,173
Monarch Casino & Resort, Inc.*	217	4,119
Hooker Furniture Corp.	269	4,022
Lifetime Brands, Inc.	259	3,960
Career Education Corp.*	1,430	3,947
Winmark Corp.	53	3,907
Culp, Inc.	206	3,854
AH Belo Corp. — Class A	480	3,768
Tilly’s, Inc. — Class A*	259	3,758
Carrols Restaurant Group, Inc.*	613	3,739
Luby’s, Inc.*	515	3,698
Bon-Ton Stores, Inc.	345	3,640
Dex Media, Inc.*	443	3,602
Global Sources Ltd.*	485	3,599
Pacific Sunwear of California, Inc.*	1,190	3,570
Zagg, Inc.*	792	3,564
Nathan’s Famous, Inc.*	65	3,431
Blyth, Inc.	245	3,388
Daily Journal Corp.*	23	3,381
1-800-Flowers.com, Inc. — Class A*	671	3,308
Johnson Outdoors, Inc. — Class A*	120	3,218
ReachLocal, Inc.*	264	3,144
Tower International, Inc.*	154	3,078
Reading International, Inc. — Class A*	454	2,983
Flexsteel Industries, Inc.	119	2,971
EveryWare Global, Inc.*	256	2,918
Skullcandy, Inc.*	462	2,855
Lincoln Educational Services Corp.	617	2,844
Ignite Restaurant Group, Inc.*	182	2,825
Einstein Noah Restaurant Group, Inc.	159	2,754
Crown Media Holdings, Inc. — Class A*	893	2,750
Gordmans Stores, Inc.	234	2,633

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Body Central Corp.*	428	$2,611
Hemisphere Media Group, Inc.*	220	2,585
Marine Products Corp.	276	2,506
Systemax, Inc.	269	2,494
JTH Holding, Inc. — Class A*	120	2,274
JAKKS Pacific, Inc.	496	2,227
Salem Communications Corp. — Class A	262	2,169
Shiloh Industries, Inc.	157	2,057
American Apparel, Inc.*	1,495	1,944
Diversified Restaurant Holdings, Inc.*	280	1,837
Martha Stewart Living Omnimedia, Inc. — Class A*	754	1,734
Trans World Entertainment Corp.	270	1,250
Beasley Broadcasting Group, Inc. — Class A	106	921
Total Consumer Discretionary		5,505,982
HEALTH CARE - 6.4%
Isis Pharmaceuticals, Inc.*	2,909	109,204
athenahealth, Inc.*	946	102,698
Alnylam Pharmaceuticals, Inc.*	1,500	96,015
Align Technology, Inc.*	1,889	90,899
Centene Corp.*	1,403	89,735
NPS Pharmaceuticals, Inc.*	2,596	82,579
WellCare Health Plans, Inc.*	1,121	78,179
Questcor Pharmaceuticals, Inc.	1,341	77,777
HealthSouth Corp.	2,254	77,719
Celldex Therapeutics, Inc.*	2,089	74,013
West Pharmaceutical Services, Inc.	1,794	73,823
PAREXEL International Corp.*	1,467	73,688
Medidata Solutions, Inc.*	687	67,965
Cepheid, Inc.*	1,737	67,812
Team Health Holdings, Inc.*	1,776	67,381
ViroPharma, Inc.*	1,691	66,455
STERIS Corp.	1,527	65,599
Aegerion Pharmaceuticals, Inc.*	749	64,196
Owens & Minor, Inc.	1,638	56,658
Thoratec Corp.*	1,480	55,189
Haemonetics Corp.*	1,318	52,562
DexCom, Inc.*	1,833	51,746
Insulet Corp.*	1,385	50,192
ACADIA Pharmaceuticals, Inc.*	1,814	49,831
MWI Veterinary Supply, Inc.*	327	48,841
HMS Holdings Corp.*	2,270	48,828
Medicines Co.*	1,303	43,676
Air Methods Corp.	1,002	42,685
Magellan Health Services, Inc.*	698	41,852
MedAssets, Inc.*	1,576	40,062
Sarepta Therapeutics, Inc.*	800	37,784
Neogen Corp.*	621	37,707
ImmunoGen, Inc.*,1	2,191	37,291
Cyberonics, Inc.*	715	36,279
Impax Laboratories, Inc.*	1,766	36,221
Acadia Healthcare Company, Inc.*	914	36,039
Acorda Therapeutics, Inc.*	1,045	35,823
Chemed Corp.	492	35,178
Pacira Pharmaceuticals, Inc.*	706	33,952
Volcano Corp.*	1,413	33,799
Masimo Corp.	1,261	33,593
InterMune, Inc.*	2,115	32,508
Amsurg Corp. — Class A*	817	32,435
Santarus, Inc.*	1,431	32,298
MAKO Surgical Corp.*	1,091	32,195
Nektar Therapeutics*	2,992	31,266
HeartWare International, Inc.*	422	30,895
Puma Biotechnology, Inc.*	570	30,586
Hanger, Inc.*	894	30,181
Arena Pharmaceuticals, Inc.*	5,632	29,681
Akorn, Inc.*	1,501	29,540
PDL BioPharma, Inc.[1]	3,617	28,827
Ironwood Pharmaceuticals, Inc. — Class A*	2,408	28,535
NuVasive, Inc.*	1,146	28,066
Exelixis, Inc.*,1	4,758	27,692
Synageva BioPharma Corp.*	437	27,666
Wright Medical Group, Inc.*	1,041	27,149
Cantel Medical Corp.	846	26,945
Molina Healthcare, Inc.*	736	26,202
Endologix, Inc.*	1,620	26,131
ArthroCare Corp.*	729	25,938
Analogic Corp.	312	25,784
Halozyme Therapeutics, Inc.*	2,302	25,414
Meridian Bioscience, Inc.	1,074	25,400
Globus Medical, Inc. — Class A*	1,414	24,688
Opko Health, Inc.*	2,788	24,562
CONMED Corp.	721	24,507
Vivus, Inc.*	2,607	24,297
Abaxis, Inc.	563	23,702
Auxilium Pharmaceuticals, Inc.*	1,278	23,298
Quality Systems, Inc.	1,036	22,512
ICU Medical, Inc.*	330	22,417
IPC The Hospitalist Company, Inc.*	431	21,985
MannKind Corp.*	3,852	21,956
Infinity Pharmaceuticals, Inc.*	1,241	21,655
Keryx Biopharmaceuticals, Inc.*	2,114	21,351
Greatbatch, Inc.*	622	21,167
Omnicell, Inc.*	890	21,075
Integra LifeSciences Holdings Corp.*	520	20,930
Exact Sciences Corp.*	1,757	20,750
Astex Pharmaceuticals, Inc.*	2,445	20,734
Ensign Group, Inc.	501	20,596
Quidel Corp.*,1	725	20,590
ExamWorks Group, Inc.*	787	20,454
NxStage Medical, Inc.*	1,541	20,280
Raptor Pharmaceutical Corp.*	1,338	19,990
Ligand Pharmaceuticals, Inc. — Class B*	460	19,909
HealthStream, Inc.*	518	19,622
Neurocrine Biosciences, Inc.*	1,721	19,482
Dyax Corp.*	2,823	19,366
Emeritus Corp.*	1,045	19,364
Clovis Oncology, Inc.*	318	19,328
Luminex Corp.*	964	19,280
ABIOMED, Inc.*	997	19,013
Kindred Healthcare, Inc.	1,401	18,815
Array BioPharma, Inc.*	3,019	18,778
Bio-Reference Labs, Inc.*	628	18,765

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Vanguard Health Systems, Inc.*	872	$18,321
Spectranetics Corp.*	1,046	17,552
Momenta Pharmaceuticals, Inc.*	1,219	17,541
Computer Programs & Systems, Inc.	284	16,614
Healthways, Inc.*	888	16,437
AMN Healthcare Services, Inc.*	1,190	16,374
AVANIR Pharmaceuticals, Inc. — Class A*	3,753	15,913
Optimer Pharmaceuticals, Inc.*	1,259	15,863
Capital Senior Living Corp.*	739	15,630
Orexigen Therapeutics, Inc.*	2,452	15,055
Sangamo Biosciences, Inc.*	1,388	14,546
Fluidigm Corp.*	660	14,480
Repros Therapeutics, Inc.*	540	14,472
Invacare Corp.	827	14,282
Accuray, Inc.*	1,916	14,159
Amedisys, Inc.*	813	14,000
Lexicon Pharmaceuticals, Inc.*	5,875	13,924
Accretive Health, Inc.*	1,523	13,890
Idenix Pharmaceuticals, Inc.*	2,580	13,442
Emergent Biosolutions, Inc.*	703	13,392
Merit Medical Systems, Inc.*	1,097	13,307
TESARO, Inc.*	343	13,288
BioScrip, Inc.*	1,512	13,275
Genomic Health, Inc.*	430	13,149
Tornier N.V.*	674	13,028
Staar Surgical Co.*	947	12,822
National Healthcare Corp.	271	12,810
Insmed, Inc.*	820	12,800
Spectrum Pharmaceuticals, Inc.	1,496	12,551
Hi-Tech Pharmacal Company, Inc.	289	12,470
Landauer, Inc.	242	12,403
Cerus Corp.*	1,799	12,071
KYTHERA Biopharmaceuticals, Inc.*	264	12,065
Dendreon Corp.*,1	4,080	11,954
AMAG Pharmaceuticals, Inc.*	556	11,943
Antares Pharma, Inc.*	2,918	11,847
Immunomedics, Inc.*	1,893	11,718
Rockwell Medical, Inc.*	1,017	11,604
Affymetrix, Inc.*	1,841	11,414
Cynosure, Inc. — Class A*	498	11,359
Geron Corp.*	3,369	11,286
Natus Medical, Inc.*	790	11,202
Triple-S Management Corp. — Class B*	607	11,163
Novavax, Inc.*	3,488	11,022
Depomed, Inc.*	1,465	10,958
Stemline Therapeutics, Inc.*	240	10,870
Corvel Corp.*	294	10,869
Cardiovascular Systems, Inc.*	534	10,707
Orthofix International N.V.*	501	10,451
Endocyte, Inc.*	779	10,384
PharMerica Corp.*	769	10,205
Select Medical Holdings Corp.	1,263	10,192
Vocera Communications, Inc.*	547	10,174
Cambrex Corp.*	769	10,151
Cadence Pharmaceuticals, Inc.*	1,597	10,077
Atrion Corp.	38	9,834
Gentiva Health Services, Inc.*	809	9,740
US Physical Therapy, Inc.	308	9,573
Synergy Pharmaceuticals, Inc.*	2,079	9,501
Intercept Pharmaceuticals, Inc.*	136	9,388
Merrimack Pharmaceuticals, Inc.*	2,454	9,325
Curis, Inc.*	2,086	9,304
Lannett Company, Inc.*	425	9,274
MiMedx Group, Inc.*	2,180	9,091
Repligen Corp.*	808	8,961
SurModics, Inc.*	374	8,894
Sagent Pharmaceuticals, Inc.*	430	8,772
OraSure Technologies, Inc.*	1,433	8,612
AngioDynamics, Inc.*	637	8,408
NewLink Genetics Corp.*	439	8,244
Navidea Biopharmaceuticals, Inc.*	3,096	8,204
Rigel Pharmaceuticals, Inc.*	2,252	8,062
Providence Service Corp.*	278	7,976
Sequenom, Inc.*	2,980	7,957
Unilife Corp.*	2,360	7,835
Symmetry Medical, Inc.*	960	7,834
Albany Molecular Research, Inc.*	600	7,734
Achillion Pharmaceuticals, Inc.*	2,501	7,553
Universal American Corp.	991	7,551
Greenway Medical Technologies*	365	7,537
Omeros Corp.*	773	7,537
GenMark Diagnostics, Inc.*	620	7,533
Anika Therapeutics, Inc.*	312	7,476
Furiex Pharmaceuticals, Inc.*	168	7,390
LHC Group, Inc.*	310	7,273
Progenics Pharmaceuticals, Inc.*	1,442	7,253
Vascular Solutions, Inc.*	426	7,157
Osiris Therapeutics, Inc.*	430	7,155
SciClone Pharmaceuticals, Inc.*	1,397	7,083
Vanda Pharmaceuticals, Inc.*	637	6,988
Anacor Pharmaceuticals, Inc.*	650	6,903
ZIOPHARM Oncology, Inc.*	1,736	6,857
Synta Pharmaceuticals Corp.*,1	1,052	6,638
XOMA Corp.*	1,476	6,612
Portola Pharmaceuticals, Inc.*	246	6,581
TearLab Corp.*	590	6,525
XenoPort, Inc.*	1,123	6,379
Epizyme, Inc.*	156	6,260
Prothena Corporation plc*	304	6,150
AcelRx Pharmaceuticals, Inc.*	570	6,139
Pacific Biosciences of California, Inc.*	1,096	6,061
AtriCure, Inc.*	541	5,940
TherapeuticsMD, Inc.*	2,020	5,919
Five Star Quality Care, Inc.*	1,111	5,744
PhotoMedex, Inc.*	360	5,724
Dynavax Technologies Corp.*	4,731	5,677
Threshold Pharmaceuticals, Inc.*	1,213	5,640
Rochester Medical Corp.*	274	5,469
RTI Surgical, Inc.*	1,459	5,457
Ampio Pharmaceuticals, Inc.*	717	5,378
Hyperion Therapeutics, Inc.*	205	5,357
Peregrine Pharmaceuticals, Inc.*	3,770	5,316
Verastem, Inc.*	422	5,250
Chelsea Therapeutics International Ltd.*	1,730	5,207

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Chindex International, Inc.*	304	$5,183
Utah Medical Products, Inc.	87	5,171
CryoLife, Inc.	714	4,998
Exactech, Inc.*	246	4,957
Galena Biopharma, Inc.*	2,154	4,890
National Research Corp. — Class A*	255	4,802
Cell Therapeutics, Inc.*	2,914	4,779
Insys Therapeutics, Inc.*	135	4,724
Cytokinetics, Inc.*	610	4,630
Chimerix, Inc.*	210	4,616
Horizon Pharma, Inc.*	1,332	4,502
Merge Healthcare, Inc.*	1,685	4,398
Derma Sciences, Inc.*	354	4,383
Cross Country Healthcare, Inc.*	700	4,242
BioDelivery Sciences International, Inc.*	770	4,181
Sunesis Pharmaceuticals, Inc.*	835	4,142
Zeltiq Aesthetics, Inc.*	453	4,109
Almost Family, Inc.	210	4,080
Pozen, Inc.*	698	4,000
Receptos, Inc.*	150	3,896
Addus HomeCare Corp.*	134	3,882
Solta Medical, Inc.*	1,835	3,817
Targacept, Inc.*	717	3,807
Cytori Therapeutics, Inc.*	1,633	3,805
SIGA Technologies, Inc.*	948	3,640
Biotime, Inc.*	954	3,625
Alliance HealthCare Services, Inc.*	130	3,600
Arqule, Inc.*	1,538	3,584
Coronado Biosciences, Inc.*	509	3,573
ChemoCentryx, Inc.*	640	3,558
Accelerate Diagnostics, Inc.*	264	3,540
OncoGenex Pharmaceutical, Inc.*	376	3,486
Harvard Bioscience, Inc.*	657	3,456
Zogenix, Inc.*	1,852	3,445
Tetraphase Pharmaceuticals, Inc.*	300	3,414
Cutera, Inc.*	375	3,338
Cempra, Inc.*	285	3,278
Alphatec Holdings, Inc.*	1,600	3,152
Durata Therapeutics, Inc.*	337	3,046
MEI Pharma, Inc.*	250	2,835
Supernus Pharmaceuticals, Inc.*	381	2,793
AVEO Pharmaceuticals, Inc.*	1,339	2,772
NeoGenomics, Inc.*	850	2,550
Medical Action Industries, Inc.*	380	2,523
Vical, Inc.*	1,964	2,455
Regulus Therapeutics, Inc.*	242	2,282
Skilled Healthcare Group, Inc. — Class A*	515	2,245
Sucampo Pharmaceuticals, Inc. — Class A*	357	2,228
OvaScience, Inc.*	224	2,220
Corcept Therapeutics, Inc.*	1,377	2,189
Nanosphere, Inc.*	1,090	2,180
Cornerstone Therapeutics, Inc.*	228	2,145
Enanta Pharmaceuticals, Inc.*	90	2,063
Fibrocell Science, Inc.*	435	1,905
TG Therapeutics, Inc.*	370	1,883
Amicus Therapeutics, Inc.*	779	1,807
Alimera Sciences, Inc.*	440	1,654
Enzon Pharmaceuticals, Inc.	973	1,635
Biolase, Inc.*	823	1,572
GTx, Inc.*	673	1,353
Pernix Therapeutics Holdings*	453	1,237
KaloBios Pharmaceuticals, Inc.*	230	1,040
USMD Holdings, Inc.*	30	795
Total Health Care		5,108,835

ENERGY - 2.8%
Rosetta Resources, Inc.*	1,580	86,046
Kodiak Oil & Gas Corp.*	6,861	82,744
Helix Energy Solutions Group, Inc.*	2,739	69,489
Bristow Group, Inc.	938	68,249
SemGroup Corp. — Class A	1,089	62,095
Energy XXI Bermuda Ltd.	2,056	62,091
Targa Resources Corp.	849	61,943
Berry Petroleum Co. — Class A	1,359	58,614
Hornbeck Offshore Services, Inc.*	919	52,787
CARBO Ceramics, Inc.	505	50,051
SEACOR Holdings, Inc.	514	46,486
Western Refining, Inc.	1,398	41,995
Stone Energy Corp.*	1,288	41,770
Exterran Holdings, Inc.*	1,485	40,941
PDC Energy, Inc.*	673	40,070
Carrizo Oil & Gas, Inc.*	1,045	38,989
Scorpio Tankers, Inc.	3,749	36,590
Bonanza Creek Energy, Inc.*	757	36,533
Gulfmark Offshore, Inc. — Class A	686	34,911
Alpha Natural Resources, Inc.*	5,714	34,055
Bill Barrett Corp.*	1,265	31,764
Hercules Offshore, Inc.*	4,121	30,372
Key Energy Services, Inc.*	3,940	28,723
EPL Oil & Gas, Inc.*	771	28,612
Newpark Resources, Inc.*	2,227	28,194
Geospace Technologies Corp.*	328	27,650
Forum Energy Technologies, Inc.*	1,020	27,550
Magnum Hunter Resources Corp.*,1	4,441	27,401
Rex Energy Corp.*	1,168	26,046
Crosstex Energy, Inc.	1,227	25,632
TETRA Technologies, Inc.*	2,025	25,373
Northern Oil and Gas, Inc.*	1,650	23,810
EXCO Resources, Inc.	3,514	23,684
Approach Resources, Inc.*	897	23,573
C&J Energy Services, Inc.*	1,159	23,273
Cloud Peak Energy, Inc.*	1,576	23,120
Arch Coal, Inc.	5,489	22,560
Clean Energy Fuels Corp.*	1,760	22,493
Halcon Resources Corp.*,1	4,872	21,583
Ship Finance International Ltd.	1,395	21,302
Matador Resources Co.*	1,284	20,968
Delek US Holdings, Inc.	957	20,183
Comstock Resources, Inc.	1,253	19,935
Sanchez Energy Corp.*	730	19,279
Forest Oil Corp.*	3,084	18,812
Diamondback Energy, Inc.*	430	18,335
ION Geophysical Corp.*	3,445	17,914

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Parker Drilling Co.*	3,078	$17,545
Goodrich Petroleum Corp.*	685	16,639
W&T Offshore, Inc.	903	16,001
Resolute Energy Corp.*	1,755	14,672
Era Group, Inc.*	524	14,242
Nordic American Tankers Ltd.	1,705	14,049
Solazyme, Inc.*	1,235	13,301
Matrix Service Co.*	674	13,224
Tesco Corp.*	775	12,842
Swift Energy Co.*	1,120	12,790
PHI, Inc.*	322	12,143
Pioneer Energy Services Corp.*	1,610	12,091
Contango Oil & Gas Co.	328	12,054
Rentech, Inc.	5,844	11,571
Synergy Resources Corp.*	1,182	11,525
RigNet, Inc.*	304	11,011
Green Plains Renewable Energy, Inc.	650	10,433
GasLog Ltd.	658	9,824
Basic Energy Services, Inc.*	766	9,682
Penn Virginia Corp.*	1,431	9,516
Willbros Group, Inc.*	1,034	9,492
Triangle Petroleum Corp.*	944	9,270
Vantage Drilling Co.*	5,203	9,001
Gulf Island Fabrication, Inc.	361	8,848
Natural Gas Services Group, Inc.*	317	8,502
Nuverra Environmental Solutions, Inc.*	3,691	8,452
Vaalco Energy, Inc.*	1,495	8,342
Renewable Energy Group, Inc.*	550	8,333
Clayton Williams Energy, Inc.*	153	8,028
Emerald Oil, Inc.*	942	6,773
Dawson Geophysical Co.*	203	6,591
Endeavour International Corp.*	1,218	6,516
Knightsbridge Tankers Ltd.	634	6,448
Quicksilver Resources, Inc.*	3,224	6,351
Alon USA Energy, Inc.	601	6,136
BPZ Resources, Inc.*	3,050	5,948
PetroQuest Energy, Inc.*	1,478	5,927
Miller Energy Resources, Inc.*	791	5,743
Gastar Exploration Ltd.*	1,433	5,660
Callon Petroleum Co.*	1,030	5,634
Warren Resources, Inc.*	1,881	5,511
Abraxas Petroleum Corp.*	2,126	5,464
Cal Dive International, Inc.*	2,535	5,197
Panhandle Oil and Gas, Inc. — Class A	183	5,175
Mitcham Industries, Inc.*	329	5,030
Uranium Energy Corp.*	2,210	4,973
Evolution Petroleum Corp.*	439	4,943
FX Energy, Inc.*	1,384	4,761
Equal Energy Ltd.	950	4,475
Midstates Petroleum Company, Inc.*	858	4,402
REX American Resources Corp.*	138	4,242
Teekay Tankers Ltd. — Class A	1,607	4,210
Bolt Technology Corp.	226	4,079
Westmoreland Coal Co.*	303	3,994
Ur-Energy, Inc.*	3,140	3,642
Frontline Ltd.*,1	1,336	3,540
Apco Oil and Gas International, Inc.*	232	3,308
KiOR, Inc. — Class A*	1,137	3,206
Adams Resources & Energy, Inc.	53	2,942
TGC Industries, Inc.	372	2,935
Isramco, Inc.*	23	2,851
Crimson Exploration, Inc.*	559	1,683
Global Geophysical Services, Inc.*	594	1,610
Hallador Energy Co.	219	1,599
Amyris, Inc.*,1	677	1,564
ZaZa Energy Corp.*	958	1,102
L&L Energy, Inc.*	774	983
Total Energy		2,193,161

MATERIALS - 2.4%
PolyOne Corp.	2,571	78,954
Axiall Corp.	1,801	68,060
Louisiana-Pacific Corp.*	3,606	63,429
Sensient Technologies Corp.	1,292	61,874
HB Fuller Co.	1,296	58,566
Chemtura Corp.*	2,545	58,510
Commercial Metals Co.	3,024	51,256
Schweitzer-Mauduit International, Inc.	805	48,726
Olin Corp.	2,080	47,986
Worthington Industries, Inc.	1,366	47,031
Graphic Packaging Holding Co.*	5,429	46,472
KapStone Paper and Packaging Corp.	1,056	45,196
Minerals Technologies, Inc.	905	44,680
Balchem Corp.	772	39,951
Texas Industries, Inc.*	560	37,134
Kaiser Aluminum Corp.	493	35,127
Stillwater Mining Co.*	3,052	33,602
Boise, Inc.	2,605	32,823
Coeur Mining, Inc.*	2,627	31,655
SunCoke Energy, Inc.*	1,814	30,837
PH Glatfelter Co.	1,109	30,021
Innophos Holdings, Inc.	560	29,557
Berry Plastics Group, Inc.*	1,430	28,557
Flotek Industries, Inc.*	1,236	28,428
Innospec, Inc.	606	28,276
OM Group, Inc.*	830	28,037
Stepan Co.	482	27,826
Clearwater Paper Corp.*	571	27,277
Hecla Mining Co.	8,604	27,017
Calgon Carbon Corp.*	1,397	26,529
RTI International Metals, Inc.*	813	26,048
Globe Specialty Metals, Inc.	1,664	25,642
Quaker Chemical Corp.	336	24,545
Resolute Forest Products, Inc.*	1,808	23,902
AMCOL International Corp.	718	23,464
Koppers Holdings, Inc.	540	23,031
Walter Energy, Inc.	1,620	22,729
A. Schulman, Inc.	764	22,507
Intrepid Potash, Inc.	1,410	22,109
Molycorp, Inc.*	3,210	21,058
American Vanguard Corp.	734	19,759
Deltic Timber Corp.	291	18,956
Schnitzer Steel Industries, Inc. — Class A	670	18,452
Ferro Corp.*	1,871	17,045
Headwaters, Inc.*	1,885	16,946

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
RUSSELL 2000® FUND

	Shares	Value

Materion Corp.	526	$16,864
LSB Industries, Inc.*	498	16,698
Wausau Paper Corp.	1,277	16,588
Kraton Performance Polymers, Inc.*	840	16,456
Tredegar Corp.	632	16,432
Neenah Paper, Inc.	407	15,999
Myers Industries, Inc.	732	14,721
Haynes International, Inc.	317	14,370
Horsehead Holding Corp.*	1,139	14,192
US Silica Holdings, Inc.	556	13,844
AK Steel Holding Corp.*,1	3,530	13,238
Zoltek Companies, Inc.*	715	11,933
Allied Nevada Gold Corp.*	2,690	11,244
Advanced Emissions Solutions, Inc.*	260	11,107
Century Aluminum Co.*	1,326	10,674
OMNOVA Solutions, Inc.*	1,218	10,414
FutureFuel Corp.	558	10,022
Zep, Inc.	589	9,577
Hawkins, Inc.	239	9,020
Boise Cascade Co.*	320	8,624
American Pacific Corp.*	156	8,543
Landec Corp.*	671	8,186
Taminco Corp.*	400	8,120
AEP Industries, Inc.*	103	7,654
AM Castle & Co.*	449	7,229
US Concrete, Inc.*	340	6,820
Olympic Steel, Inc.	235	6,528
Universal Stainless & Alloy Products, Inc.*	175	5,693
Gold Resource Corp.	852	5,649
Chase Corp.	171	5,024
Arabian American Development Co.*	509	4,632
Paramount Gold and Silver Corp.*	3,564	4,598
KMG Chemicals, Inc.	209	4,596
Penford Corp.*	250	3,580
UFP Technologies, Inc.*	141	3,211
Handy & Harman Ltd.*	133	3,175
Midway Gold Corp.*	2,906	2,775
United States Lime & Minerals, Inc.*	46	2,696
General Moly, Inc.*	1,481	2,444
Noranda Aluminum Holding Corp.	876	2,155
GSE Holding, Inc.*	203	422
Total Materials		1,935,334

CONSUMER STAPLES - 2.0%
Rite Aid Corp.*	18,886	89,897
United Natural Foods, Inc.*	1,279	85,973
Hain Celestial Group, Inc.*	994	76,658
Casey’s General Stores, Inc.	991	72,838
Darling International, Inc.*	3,054	64,623
Harris Teeter Supermarkets, Inc.	1,281	63,012
TreeHouse Foods, Inc.*	940	62,820
Boston Beer Company, Inc. — Class A*	215	52,506
B&G Foods, Inc. — Class A	1,368	47,264
PriceSmart, Inc.	487	46,382
SUPERVALU, Inc.*	5,250	43,208
Prestige Brands Holdings, Inc.*	1,318	39,697
Sanderson Farms, Inc.	597	38,948
Lancaster Colony Corp.	476	37,266
Spectrum Brands Holdings, Inc.	553	36,409
Snyders-Lance, Inc.	1,228	35,428
Post Holdings, Inc.*	845	34,113
Andersons, Inc.	481	33,622
J&J Snack Foods Corp.	388	31,319
Universal Corp.	603	30,710
Fresh Del Monte Produce, Inc.	977	28,997
Vector Group Ltd.	1,637	26,355
Pilgrim’s Pride Corp.*	1,567	26,310
WD-40 Co.	401	26,024
Susser Holdings Corp.*	468	24,874
Boulder Brands, Inc.*	1,543	24,750
Elizabeth Arden, Inc.*	667	24,626
Seaboard Corp.	7	19,236
Cal-Maine Foods, Inc.	379	18,230
Dole Food Company, Inc.*	1,326	18,060
Annie’s, Inc.*	350	17,185
Tootsie Roll Industries, Inc.[1]	505	15,564
Chiquita Brands International, Inc.*	1,198	15,167
Weis Markets, Inc.	288	14,095
Diamond Foods, Inc.*	575	13,559
USANA Health Sciences, Inc.*	154	13,366
Inter Parfums, Inc.	423	12,686
Spartan Stores, Inc.	563	12,420
Fairway Group Holdings Corp.*	410	10,480
Medifast, Inc.*	354	9,519
Calavo Growers, Inc.	314	9,495
Natural Grocers by Vitamin Cottage, Inc.*	224	8,893
Harbinger Group, Inc.*	854	8,856
Ingles Markets, Inc. — Class A	304	8,734
Nash Finch Co.	316	8,346
Chefs’ Warehouse, Inc.*	356	8,224
Star Scientific, Inc.*,1	4,305	8,223
Revlon, Inc. — Class A*	294	8,164
Central Garden and Pet Co. — Class A*	1,083	7,419
Coca-Cola Bottling Company Consolidated	115	7,202
Lifevantage Corp.*	2,934	6,983
Pantry, Inc.*	610	6,759
Alliance One International, Inc.*	2,265	6,591
Limoneira Co.	255	6,548
Seneca Foods Corp. — Class A*	206	6,199
Village Super Market, Inc. — Class A	160	6,083
Roundy’s, Inc.	654	5,624
Female Health Co.	562	5,547
Nature’s Sunshine Products, Inc.	286	5,454
Omega Protein Corp.*	517	5,258
National Beverage Corp.	290	5,179
Nutraceutical International Corp.	216	5,128
John B Sanfilippo & Son, Inc.	210	4,870
Orchids Paper Products Co.	156	4,317
Oil-Dri Corporation of America	117	3,948
Arden Group, Inc. — Class A	30	3,900
Inventure Foods, Inc.*	359	3,770
Craft Brew Alliance, Inc.*	267	3,588
Alico, Inc.	73	3,005
Synutra International, Inc.*	447	2,369

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2013
russell 2000® FUND

	Shares	Value

Farmer Bros Co.*	153	$2,304
Griffin Land & Nurseries, Inc.	66	2,119
Lifeway Foods, Inc.	112	1,513
Total Consumer Staples		1,584,808

UTILITIES - 1.5%
Cleco Corp.	1,560	69,949
Piedmont Natural Gas Company, Inc.	1,949	64,082
IDACORP, Inc.	1,302	63,017
Southwest Gas Corp.	1,193	59,650
Black Hills Corp.	1,147	57,188
WGL Holdings, Inc.	1,336	57,061
Portland General Electric Co.	1,953	55,133
UNS Energy Corp.	1,075	50,117
Dynegy, Inc.*	2,590	50,039
ALLETE, Inc.	1,033	49,894
UIL Holdings Corp.	1,310	48,706
South Jersey Industries, Inc.	831	48,680
New Jersey Resources Corp.	1,084	47,750
PNM Resources, Inc.	2,057	46,550
NorthWestern Corp.	981	44,067
Avista Corp.	1,554	41,026
Laclede Group, Inc.	841	37,845
El Paso Electric Co.	1,042	34,803
MGE Energy, Inc.	592	32,294
Northwest Natural Gas Co.	696	29,218
American States Water Co.	986	27,174
Otter Tail Corp.	942	25,999
California Water Service Group	1,238	25,156
Empire District Electric Co.	1,107	23,978
Atlantic Power Corp.	3,102	13,370
Chesapeake Utilities Corp.	250	13,123
Ormat Technologies, Inc.	456	12,207
SJW Corp.	400	11,208
Unitil Corp.	353	10,332
Middlesex Water Co.	405	8,663
Connecticut Water Service, Inc.	269	8,651
York Water Co.	330	6,623
Consolidated Water Company Ltd.	381	5,704
Artesian Resources Corp. — Class A	192	4,272
Delta Natural Gas Company, Inc.	173	3,822
Genie Energy Ltd. — Class B	326	3,195
Pure Cycle Corp.*	445	2,056
Total Utilities		1,192,602

TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Group, Inc.	1,220	39,345
NII Holdings, Inc.*	4,450	27,011
Leap Wireless International, Inc.*	1,391	21,964
8x8, Inc.*	1,867	18,801
Consolidated Communications
Holdings, Inc.	1,035	17,844
Shenandoah Telecommunications Co.	618	14,894
Cincinnati Bell, Inc.*	5,374	14,617
Vonage Holdings Corp.*	4,013	12,601
Premiere Global Services, Inc.*	1,246	12,410
Atlantic Tele-Network, Inc.	232	12,094
Iridium Communications, Inc.*	1,657	11,400
inContact, Inc.*	1,375	11,371
Lumos Networks Corp.	398	8,625
Inteliquent, Inc.	841	8,124
USA Mobility, Inc.	557	7,887
General Communication, Inc. — Class A*	815	7,759
NTELOS Holdings Corp.	390	7,332
Hawaiian Telcom Holdco, Inc.*	270	7,182
IDT Corp. — Class B	398	7,065
magicJack VocalTec Ltd.*	483	6,216
Fairpoint Communications, Inc.*	533	5,090
ORBCOMM, Inc.*	941	4,959
Towerstream Corp.*	1,721	4,922
Cbeyond, Inc.*	695	4,455
HickoryTech Corp.	346	3,937
Boingo Wireless, Inc.*	477	3,339
Primus Telecommunications Group, Inc.	314	1,064
Straight Path Communications, Inc. —
Class B*	199	1,047
Total Telecommunication Services		303,355

Total Common Stocks
(Cost $31,128,612)		39,564,541

WARRANTS - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	29	80
Magnum Hunter Resources Corp.
$8.50, 09/12/15*,††	444	—
Magnum Hunter Resources Corp.
$10.50, 10/14/13*,††	17	—
Total Warrants
(Cost $150)		80
RIGHTS†† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	86	52
Total Rights
(Cost $ —)		52

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 52.3%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$30,169,455	30,169,455
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[3]	5,325,539	5,325,539
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	3,405,302	3,405,302
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	2,657,370	2,657,370
Total Repurchase Agreements
(Cost $41,557,666)		41,557,666

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
russell 2000® FUND

	Face
	Amount	Value

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	$107,255	$107,255
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	100,150	100,150
Total Securities Lending Collateral
(Cost $207,405)		207,405
Total Investments - 102.4%
(Cost $72,893,833)		$81,329,744
Other Assets & Liabilities, net - (2.4)%		(1,938,935)
Total Net Assets - 100.0%		$79,390,809

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[5]
(Notional Value $4,807,930)	4,478	$(1,754)
Credit Suisse Capital, LLC
October 2013 Russell 2000 Index Swap,
Terminating 10/23/13[5]
(Notional Value $18,610,933)	17,332	(6,101)
Goldman Sachs International
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[5]
(Notional Value $15,977,453)	14,879	(66,143)
(Total Notional Value $39,396,316)		$(73,998)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

RUSSELL 2000® FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $197,356 of securities loaned
(cost $31,128,762)	$39,564,673
Repurchase agreements, at value
(cost $41,765,071)	41,765,071
Total investments
(cost $72,893,833)	81,329,744
Foreign currency, at value
(cost $54)	54
Cash	6,959
Receivables:
Fund shares sold	79,371
Dividends	40,116
Interest	961
Total assets	81,457,205
Liabilities:
Unrealized depreciation on swap agreements	73,998
Payable for:
Fund shares redeemed	1,600,976
Upon return of securities loaned	207,405
Management fees	42,213
Distribution and service fees	15,590
Swap settlement	14,970
Transfer agent and administrative fees	14,071
Portfolio accounting fees	8,443
Miscellaneous	88,730
Total liabilities	2,066,396
Net assets	$79,390,809
Net assets consist of:
Paid in capital	$68,065,112
Accumulated net investment loss	(575,161)
Accumulated net realized gain on investments	3,538,945
Net unrealized appreciation on investments	8,361,913
Net assets	$79,390,809
A-Class:
Net assets	$5,039,572
Capital shares outstanding	138,580
Net asset value per share	$36.37
Maximum offering price per share
(Net asset value divided by 95.25%)	$38.18
C-Class:
Net assets	$2,682,406
Capital shares outstanding	78,274
Net asset value per share	$34.27
H-Class:
Net assets	$71,668,831
Capital shares outstanding	1,973,577
Net asset value per share	$36.31

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $320)	$385,378
Income from securities lending, net	20,414
Interest	5,659
Total investment income	411,451
Expenses:
Management fees	366,212
Transfer agent and administrative fees	122,071
Distribution and service fees:
A-Class	5,944
C-Class	11,865
H-Class	113,162
Portfolio accounting fees	54,479
Custodian fees	5,274
Trustees’ fees*	4,236
Line of credit fees	27
Miscellaneous	98,521
Total expenses	781,791
Net investment loss	(370,340)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,502,814
Swap agreements	(438,214)
Futures contracts	2,153,567
Foreign currency	(1)
Net realized gain	8,218,166
Net change in unrealized appreciation (depreciation) on:
Investments	(602,482)
Swap agreements	(140,026)
Futures contracts	(19,224)
Net change in unrealized appreciation (depreciation)	(761,732)
Net realized and unrealized gain	7,456,434
Net increase in net assets resulting from operations	$7,086,094

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(370,340)	$(297,416)
Net realized gain (loss) on investments	8,218,166	(622,314)
Net change in unrealized appreciation (depreciation) on investments	(761,732)	4,499,506
Net increase in net assets resulting from operations	7,086,094	3,579,776

Capital share transactions:
Proceeds from sale of shares
A-Class	26,010,215	19,300,015
C-Class	18,813,413	40,043,936
H-Class	305,016,467	360,726,416
Cost of shares redeemed
A-Class	(25,039,926)	(16,932,532)
C-Class	(19,026,347)	(43,861,024)
H-Class	(340,844,928)	(325,882,691)
Net increase (decrease) from capital share transactions	(35,071,106)	33,394,120
Net increase (decrease) in net assets	(27,985,012)	36,973,896

Net assets:
Beginning of period	107,375,821	70,401,925
End of period	$79,390,809	$107,375,821
Accumulated net investment loss at end of period	$(575,161)	$(204,821)

Capital share activity:
Shares sold
A-Class	756,935	678,363
C-Class	589,209	1,497,023
H-Class	8,994,014	12,748,953
Shares redeemed
A-Class	(733,756)	(586,707)
C-Class	(596,052)	(1,645,575)
H-Class	(10,154,111)	(11,868,039)
Net increase (decrease) in shares	(1,143,761)	824,018

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$32.26	$28.20	$28.54	$22.96	$14.31	$23.57
Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.13)	(.23)	(.24)	(.15)	(.02)
Net gain (loss) on investments (realized and unrealized)	4.24	4.19	(.11)	5.82	8.80	(9.24)
Total from investment operations	4.11	4.06	(.34)	5.58	8.65	(9.26)
Net asset value, end of period	$36.37	$32.26	$28.20	$28.54	$22.96	$14.31

Total Return[c]	12.74%	14.40%	(1.19%)	24.30%	60.45%	(39.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,040	$3,723	$670	$755	$1,313	$2,309
Ratios to average net assets:
Net investment loss	(0.74%)	(0.44%)	(0.89%)	(1.01%)	(0.81%)	(0.13%)
Total expenses	1.59%	1.55%	1.58%	1.56%	1.57%	1.56%
Portfolio turnover rate	125%	160%	121%	284%	370%	485%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$30.54	$26.90	$27.46	$22.29	$14.00	$23.28
Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.31)	(.46)	(.47)	(.34)	(.15)
Net gain (loss) on investments (realized and unrealized)	3.96	3.95	(.10)	5.64	8.63	(9.13)
Total from investment operations	3.73	3.64	(.56)	5.17	8.29	(9.28)
Net asset value, end of period	$34.27	$30.54	$26.90	$27.46	$22.29	$14.00

Total Return[c]	12.21%	13.53%	(2.40%)	23.25%	59.21%	(39.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,682	$2,599	$6,285	$7,068	$2,860	$2,123
Ratios to average net assets:
Net investment loss	(1.52%)	(1.19%)	(1.83%)	(1.87%)	(1.56%)	(0.82%)
Total expenses	2.36%	2.31%	2.34%	2.31%	2.30%	2.29%
Portfolio turnover rate	125%	160%	121%	284%	370%	485%

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$32.25	$28.16	$28.52	$22.93	$14.31	$23.57
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.12)	(.22)	(.27)	(.16)	(.02)
Net gain (loss) on investments (realized and unrealized)	4.18	4.21	(.14)	5.86	8.78	(9.24)
Total from investment operations	4.06	4.09	(.36)	5.59	8.62	(9.26)
Net asset value, end of period	$36.31	$32.25	$28.16	$28.52	$22.93	$14.31

Total Return[c]	12.59%	14.52%	(1.26%)	24.32%	60.24%	(39.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,669	$101,053	$63,447	$32,389	$32,790	$19,847
Ratios to average net assets:
Net investment loss	(0.74%)	(0.42%)	(0.83%)	(1.09%)	(0.83%)	(0.09%)
Total expenses	1.58%	1.52%	1.58%	1.57%	1.56%	1.55%
Portfolio turnover rate	125%	160%	121%	284%	370%	485%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE RUSSELL 2000® STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 100.0%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$15,992,902	$15,992,902
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	4,187,394	4,187,394
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	1,805,158	1,805,158
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	1,408,678	1,408,678
Total Repurchase Agreements
(Cost $23,394,132)		23,394,132
Total Investments - 100.0%
(Cost $23,394,132)		$23,394,132
Other Assets & Liabilities, net - 0.0%		(3,085)
Total Net Assets - 100.0%		$23,391,047

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
October 2013 Russell 2000 Index Swap,
Terminating 10/23/13[3]
(Notional Value $21,782,920)	20,286	$7,866
Goldman Sachs International
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[3]
(Notional Value $532,515)	496	1,393
Barclays Bank plc
October 2013 Russell 2000 Index Swap,
Terminating 10/31/13[3]
(Notional Value $1,040,172)	969	383
(Total Notional Value $23,355,607)		$9,642

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2013.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Repurchase agreements, at value
(cost $23,394,132)	$23,394,132
Segregated cash with broker	30,000
Unrealized appreciation on swap agreements	9,642
Receivable for swap settlement	74
Receivables:
Fund shares sold	21,062
Interest	12
Total assets	23,454,922
Liabilities:
Payable for:
Fund shares redeemed	22,627
Management fees	17,568
Distribution and service fees	5,165
Transfer agent and administrative fees	4,880
Portfolio accounting fees	1,952
Miscellaneous	11,683
Total liabilities	63,875
Net assets	$23,391,047
Net assets consist of:
Paid in capital	$84,810,246
Accumulated net investment loss	(195,871)
Accumulated net realized loss on investments	(61,232,970)
Net unrealized appreciation on investments	9,642
Net assets	$23,391,047
A-Class:
Net assets	$12,550,464
Capital shares outstanding	1,012,123
Net asset value per share	$12.40
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.02
C-Class:
Net assets	$435,447
Capital shares outstanding	37,802
Net asset value per share	$11.52
H-Class:
Net assets	$10,405,136
Capital shares outstanding	837,738
Net asset value per share	$12.42

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$2,316
Total investment income	2,316

Expenses:
Management fees	76,976
Transfer agent and administrative fees	21,382
Distribution and service fees:
A-Class	4,034
C-Class	2,255
H-Class	16,785
Portfolio accounting fees	8,553
Custodian fees	1,062
Trustees’ fees*	926
Miscellaneous	16,805
Total expenses	148,778
Net investment loss	(146,462)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(2,271,683)
Futures contracts	(1,293,248)
Net realized loss	(3,564,931)
Net change in unrealized appreciation
(depreciation) on:
Swap agreements	32,486
Futures contracts	72
Net change in unrealized appreciation
(depreciation)	32,558
Net realized and unrealized loss	(3,532,373)
Net decrease in net assets resulting
from operations	$(3,678,835)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(146,462)	$(349,622)
Net realized loss on investments	(3,564,931)	(4,103,057)
Net change in unrealized appreciation (depreciation) on investments	32,558	43,338
Net decrease in net assets resulting from operations	(3,678,835)	(4,409,341)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,113,316	4,824,492
C-Class	1,840,695	1,964,837
H-Class	53,647,952	105,081,288
Cost of shares redeemed
A-Class	(1,505,136)	(4,493,515)
C-Class	(1,729,327)	(2,258,787)
H-Class	(53,163,491)	(105,574,736)
Net increase (decrease) from capital share transactions	13,204,009	(456,421)
Net increase (decrease) in net assets	9,525,174	(4,865,762)

Net assets:
Beginning of period	13,865,873	18,731,635
End of period	$23,391,047	$13,865,873
Accumulated net investment loss at end of period	$(195,871)	$(49,409)

Capital share activity:
Shares sold
A-Class	1,086,786	278,656
C-Class	148,066	117,391
H-Class	3,913,951	5,897,300
Shares redeemed
A-Class	(118,756)	(269,632)
C-Class	(140,725)	(137,918)
H-Class	(3,965,311)	(5,997,259)
Net increase (decrease) in shares	924,011	(111,462)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.40	$17.46	$19.77	$27.00	$48.02	$39.05
Income (loss) from investment operations:
Net investment loss[b]	(.11)	(.27)	(.34)	(.38)	(.54)	(.21)
Net gain (loss) on investments (realized and unrealized)	(1.89)	(2.79)	(1.97)	(6.85)	(20.48)	9.57
Total from investment operations	(2.00)	(3.06)	(2.31)	(7.23)	(21.02)	9.36
Less distributions from:
Net investment income	—	—	—	—	—	(.39)
Total distributions	—	—	—	—	—	(.39)
Net asset value, end of period	$12.40	$14.40	$17.46	$19.77	$27.00	$48.02

Total Return[c]	(13.89%)	(17.53%)	(11.68%)	(26.78%)	(43.77%)	23.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,550	$635	$612	$1,114	$1,765	$2,299
Ratios to average net assets:
Net investment loss	(1.70%)	(1.60%)	(1.66%)	(1.53%)	(1.58%)	(0.50%)
Total expenses[d]	1.71%	1.72%	1.75%	1.71%	1.71%	1.96%
Portfolio turnover rate	—	—	—	—	—	214%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.43	$16.41	$18.71	$25.75	$46.15	$37.80
Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.38)	(.47)	(.55)	(.76)	(.40)
Net gain (loss) on investments (realized and unrealized)	(1.76)	(2.60)	(1.83)	(6.49)	(19.64)	9.14
Total from investment operations	(1.91)	(2.98)	(2.30)	(7.04)	(20.40)	8.74
Less distributions from:
Net investment income	—	—	—	—	—	(.39)
Total distributions	—	—	—	—	—	(.39)
Net asset value, end of period	$11.52	$13.43	$16.41	$18.71	$25.75	$46.15

Total Return[c]	(14.22%)	(18.16%)	(12.29%)	(27.34%)	(44.20%)	23.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$435	$409	$837	$1,158	$2,003	$2,199
Ratios to average net assets:
Net investment loss	(2.44%)	(2.35%)	(2.43%)	(2.28%)	(2.34%)	(1.03%)
Total expenses[d]	2.47%	2.47%	2.51%	2.46%	2.46%	2.76%
Portfolio turnover rate	—	—	—	—	—	214%

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.42	$17.47	$19.79	$27.01	$48.05	$39.07
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.28)	(.35)	(.38)	(.53)	(.19)
Net gain (loss) on investments (realized and unrealized)	(1.88)	(2.77)	(1.97)	(6.84)	(20.51)	9.56
Total from investment operations	(2.00)	(3.05)	(2.32)	(7.22)	(21.04)	9.37
Less distributions from:
Net investment income	—	—	—	—	—	(.39)
Total distributions	—	—	—	—	—	(.39)
Net asset value, end of period	$12.42	$14.42	$17.47	$19.79	$27.01	$48.05

Total Return[c]	(13.87%)	(17.46%)	(11.72%)	(26.73%)	(43.79%)	23.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,405	$12,822	$17,283	$9,572	$25,924	$30,131
Ratios to average net assets:
Net investment loss	(1.69%)	(1.62%)	(1.70%)	(1.53%)	(1.58%)	(0.45%)
Total expenses[d]	1.72%	1.74%	1.77%	1.71%	1.71%	1.97%
Portfolio turnover rate	—	—	—	—	—	214%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Total expenses may include interest and dividend expense related to short sales. Excluding interest and dividend expense, the operating expense ratios for the periods ended would be:

	09/30/13	03/28/13	03/31/12	03/31/11	03/31/10	03/31/09
A-Class	1.71%	1.72%	1.75%	1.71%	1.71%	1.71%
C-Class	2.47%	2.47%	2.51%	2.46%	2.46%	2.45%
H-Class	1.72%	1.74%	1.77%	1.71%	1.71%	1.70%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

FUND PROFILE (Unaudited)	September 30, 2013

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
SLM Corp.	2.6%
Netflix, Inc.	2.5%
Regeneron Pharmaceuticals, Inc.	2.1%
Seagate Technology plc	2.0%
Southwest Airlines Co.	1.9%
TripAdvisor, Inc.	1.7%
Gilead Sciences, Inc.	1.7%
Life Technologies Corp.	1.6%
Celgene Corp.	1.6%
Mylan, Inc.	1.6%
Top Ten Total	19.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer Discretionary - 29.0%
Netflix, Inc.*	7,605	$2,351,543
TripAdvisor, Inc.*	21,402	1,623,128
Scripps Networks Interactive, Inc. — Class A	17,684	1,381,298
Comcast Corp. — Class A	30,200	1,363,530
Newell Rubbermaid, Inc.	48,090	1,322,475
Delphi Automotive plc	22,200	1,296,924
Priceline.com, Inc.*	1,271	1,284,917
PVH Corp.	10,040	1,191,647
The Gap, Inc.	26,270	1,058,155
Amazon.com, Inc.*	3,044	951,676
BorgWarner, Inc.	8,880	900,343
Time Warner, Inc.	13,090	861,453
DR Horton, Inc.	41,280	802,070
Discovery Communications, Inc. — Class A*	8,833	745,682
Lowe’s Companies, Inc.	14,820	705,580
TJX Companies, Inc.	12,268	691,793
CBS Corp. — Class B	12,490	688,948
Time Warner Cable, Inc.	5,980	667,368
Twenty-First Century Fox, Inc.	19,500	653,250
Home Depot, Inc.	8,610	653,069
DIRECTV*	10,779	644,045
Urban Outfitters, Inc.*	17,150	630,606
Wyndham Worldwide Corp.	9,930	605,432
Wynn Resorts Ltd.	3,611	570,574
PetSmart, Inc.	7,450	568,137
Ross Stores, Inc.	7,623	554,954
AutoZone, Inc.*	1,218	514,885
Fossil Group, Inc.*	4,290	498,670
Lennar Corp. — Class A	13,780	487,812
L Brands, Inc.	7,760	474,136
Leggett & Platt, Inc.	11,200	337,680
PulteGroup, Inc.	15,980	263,670
Total Consumer Discretionary		27,345,450

Health Care - 19.6%
Regeneron Pharmaceuticals, Inc.*	6,420	2,008,625
Gilead Sciences, Inc.*	25,828	1,623,032
Life Technologies Corp.*	20,133	1,506,552
Celgene Corp.*	9,721	1,496,354
Mylan, Inc.*	39,100	1,492,447
Agilent Technologies, Inc.	25,140	1,288,425
Vertex Pharmaceuticals, Inc.*	15,400	1,167,628
Alexion Pharmaceuticals, Inc.*	9,580	1,112,813
Actavis, Inc.*	7,590	1,092,960
Eli Lilly & Co.	18,420	927,079
Amgen, Inc.	7,150	800,371
AbbVie, Inc.	14,540	650,374
Biogen Idec, Inc.*	2,629	632,958
PerkinElmer, Inc.	16,020	604,755
Zoetis, Inc.	18,700	581,944
DaVita HealthCare Partners, Inc.*	8,720	496,168
Intuitive Surgical, Inc.*	1,221	459,426
Cerner Corp.*	7,604	399,590
Edwards Lifesciences Corp.*	3,280	228,386
Total Health Care		18,569,887

Information Technology - 15.6%
Seagate Technology plc	42,314	1,850,814
Yahoo!, Inc.*	33,879	1,123,429
Visa, Inc. — Class A	5,379	1,027,927
eBay, Inc.*	17,507	976,716
Apple, Inc.	1,959	933,953
Applied Materials, Inc.	52,192	915,448
Salesforce.com, Inc.*	17,486	907,698
Teradyne, Inc.*	49,493	817,624
Google, Inc. — Class A*	799	699,852
Adobe Systems, Inc.*	13,204	685,816
Amphenol Corp. — Class A	8,158	631,266
Intel Corp.	27,211	623,675
KLA-Tencor Corp.	10,200	620,670
QUALCOMM, Inc.	8,368	563,668
LSI Corp.	69,875	546,423
Mastercard, Inc. — Class A	735	494,493
Akamai Technologies, Inc.*	9,119	471,452
Cognizant Technology Solutions Corp. — Class A*	5,651	464,060
Broadcom Corp. — Class A	16,562	430,778
Total Information Technology		14,785,762

Financials - 13.8%
SLM Corp.	99,920	2,488,009
Discover Financial Services	28,760	1,453,530
Bank of America Corp.	105,040	1,449,552
Huntington Bancshares, Inc.	160,900	1,329,034
Zions Bancorporation	39,370	1,079,525
Ameriprise Financial, Inc.	10,650	970,001
Moody’s Corp.	11,950	840,444
Franklin Resources, Inc.	16,430	830,537
U.S. Bancorp	20,330	743,671
American Express Co.	6,960	525,619
American Tower Corp. — Class A	6,907	512,016
T. Rowe Price Group, Inc.	6,260	450,282
Health Care REIT, Inc.	6,890	429,798
Total Financials		13,102,018

Industrials - 8.7%
Southwest Airlines Co.	122,430	1,782,581
Boeing Co.	10,280	1,207,900
PACCAR, Inc.	17,640	981,842
Quanta Services, Inc.*	21,710	597,242
Snap-on, Inc.	5,800	577,100
AMETEK, Inc.	12,000	552,240
Cummins, Inc.	4,080	542,110
Cintas Corp.	9,450	483,840
Illinois Tool Works, Inc.	6,000	457,620
Stericycle, Inc.*	3,369	388,783
Masco Corp.	16,890	359,419
Equifax, Inc.	5,440	325,584
Total Industrials		8,256,261

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013

S&P 500® PURE growth FUND

	Shares	Value
Materials - 5.0%
Eastman Chemical Co.	12,620	$983,097
Sherwin-Williams Co.	4,910	894,504
CF Industries Holdings, Inc.	3,370	710,497
PPG Industries, Inc.	3,290	549,627
Ecolab, Inc.	5,160	509,602
Ball Corp.	8,920	400,330
FMC Corp.	5,268	377,821
Mosaic Co.	7,500	322,650
Total Materials		4,748,128

Energy - 5.0%
Tesoro Corp.	32,780	1,441,664
Denbury Resources, Inc.*	73,850	1,359,579
EOG Resources, Inc.	4,730	800,694
Pioneer Natural Resources Co.	3,078	581,126
Noble Energy, Inc.	7,850	526,029
Total Energy		4,709,092

Consumer Staples - 1.7%
Constellation Brands, Inc. — Class A*	12,350	708,890
Monster Beverage Corp.*	9,780	511,005
Dr Pepper Snapple Group, Inc.	7,880	353,182
Total Consumer Staples		1,573,077

Telecommunication Services - 0.8%
Crown Castle International Corp.*	10,191	744,249
Total Common Stocks
(Cost $72,632,444)		93,833,924

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$731,918	$731,918
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	82,613	82,613
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	64,468	64,468
Total Repurchase Agreements
(Cost $878,999)		878,999
Total Investments - 100.1%
(Cost $73,511,443)		$94,712,923
Other Assets & Liabilities, net - (0.1)%		(102,855)
Total Net Assets - 100.0%		$94,610,068

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $72,632,444)	$93,833,924
Repurchase agreements, at value
(cost $878,999)	878,999
Total investments
(cost $73,511,443)	94,712,923
Receivables:
Fund shares sold	243,132
Dividends	46,123
Total assets	95,002,178
Liabilities:
Payable for:
Fund shares redeemed	223,716
Management fees	51,842
Distribution and service fees	23,719
Transfer agent and administrative fees	17,281
Portfolio accounting fees	6,912
Miscellaneous	68,640
Total liabilities	392,110
Net assets	$94,610,068
Net assets consist of:
Paid in capital	$72,600,057
Accumulated net investment loss	(349,508)
Accumulated net realized gain on investments	1,158,039
Net unrealized appreciation on investments	21,201,480
Net assets	$94,610,068
A-Class:
Net assets	$17,109,786
Capital shares outstanding	386,806
Net asset value per share	$44.23
Maximum offering price per share
(Net asset value divided by 95.25%)	$46.44
C-Class:
Net assets	$11,121,904
Capital shares outstanding	270,424
Net asset value per share	$41.13
H-Class:
Net assets	$66,378,378
Capital shares outstanding	1,501,164
Net asset value per share	$44.22

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends	$499,282
Interest	84
Total investment income	499,366
Expenses:
Management fees	322,068
Transfer agent and administrative fees	107,356
Distribution and service fees:
A-Class	16,921
C-Class	51,193
H-Class	77,637
Portfolio accounting fees	42,942
Trustees’ fees*	4,608
Custodian fees	4,488
Line of credit fees	413
Miscellaneous	66,125
Total expenses	693,751
Net investment loss	(194,385)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,648,349
Net realized gain	4,648,349
Net change in unrealized appreciation
(depreciation) on:
Investments	4,232,014
Net change in unrealized appreciation
(depreciation)	4,232,014
Net realized and unrealized gain	8,880,363
Net increase in net assets resulting
from operations	$8,685,978

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(194,385)	$(421,412)
Net realized gain on investments	4,648,349	6,628,478
Net change in unrealized appreciation (depreciation) on investments	4,232,014	4,519,502
Net increase in net assets resulting from operations	8,685,978	10,726,568

Capital Share Transactions:
Proceeds from sale of shares
A-Class	17,658,114	30,199,935
C-Class	4,154,412	5,764,339
H-Class	257,836,656	334,423,793
Cost of shares redeemed
A-Class	(17,202,230)	(19,263,351)
C-Class	(3,009,845)	(9,351,215)
H-Class	(249,689,750)	(327,419,156)
Net increase from capital share transactions	9,747,357	14,354,345
Net increase in net assets	18,433,335	25,080,913

Net assets:
Beginning of period	76,176,733	51,095,820
End of period	$94,610,068	$76,176,733
Accumulated net investment loss at end of period	$(349,508)	$(155,123)

Capital share activity:
Shares sold
A-Class	424,053	876,613
C-Class	107,466	180,850
H-Class	6,308,990	9,972,171
Shares redeemed
A-Class	(423,299)	(572,944)
C-Class	(76,704)	(299,082)
H-Class	(6,158,921)	(9,682,045)
Net increase in shares	181,585	475,563

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$38.86	$34.54	$33.15	$26.51	$15.82	$25.11
Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.13)	(.20)	(.18)	(.18)	(.11)
Net gain (loss) on investments (realized and unrealized)	5.46	4.45	1.82	6.82	10.87	(9.18)
Total from investment operations	5.37	4.32	1.62	6.64	10.69	(9.29)
Less distributions from:
Net realized gains	—	—	(.23)	—	—	—
Total distributions	—	—	(.23)	—	—	—
Net asset value, end of period	$44.23	$38.86	$34.54	$33.15	$26.51	$15.82

Total Return[c]	13.82%	12.51%	4.96%	25.05%	67.57%	(37.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,110	$15,001	$2,846	$2,704	$1,774	$2,346
Ratios to average net assets:
Net investment loss	(0.44%)	(0.38%)	(0.62%)	(0.65%)	(0.81%)	(0.46%)
Total expenses	1.52%	1.51%	1.52%	1.53%	1.52%	1.53%
Portfolio turnover rate	324%	421%	586%	808%	699%	573%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$36.27	$32.48	$31.42	$25.32	$15.23	$24.35
Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.38)	(.41)	(.41)	(.30)	(.23)
Net gain (loss) on investments (realized and unrealized)	5.09	4.17	1.70	6.51	10.39	(8.89)
Total from investment operations	4.86	3.79	1.29	6.10	10.09	(9.12)
Less distributions from:
Net realized gains	—	—	(.23)	—	—	—
Total distributions	—	—	(.23)	—	—	—
Net asset value, end of period	$41.13	$36.27	$32.48	$31.42	$25.32	$15.23

Total Return[c]	13.40%	11.70%	4.15%	24.09%	66.25%	(37.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,122	$8,692	$11,623	$8,384	$6,494	$2,111
Ratios to average net assets:
Net investment loss	(1.17%)	(1.19%)	(1.35%)	(1.53%)	(1.40%)	(1.13%)
Total expenses	2.27%	2.25%	2.26%	2.29%	2.28%	2.29%
Portfolio turnover rate	324%	421%	586%	808%	699%	573%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$38.84	$34.52	$33.13	$26.50	$15.81	$25.10
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.15)	(.19)	(.26)	(.14)	(.09)
Net gain (loss) on investments (realized and unrealized)	5.45	4.47	1.81	6.89	10.83	(9.20)
Total from investment operations	5.38	4.32	1.62	6.63	10.69	(9.29)
Less distributions from:
Net realized gains	—	—	(.23)	—	—	—
Total distributions	—	—	(.23)	—	—	—
Net asset value, end of period	$44.22	$38.84	$34.52	$33.13	$26.50	$15.81

Total Return[c]	13.85%	12.51%	4.96%	25.02%	67.62%	(37.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,378	$52,483	$36,627	$38,831	$15,874	$12,512
Ratios to average net assets:
Net investment loss	(0.34%)	(0.43%)	(0.59%)	(0.89%)	(0.60%)	(0.41%)
Total expenses	1.53%	1.50%	1.51%	1.55%	1.53%	1.53%
Portfolio turnover rate	324%	421%	586%	808%	699%	573%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013
S&P 500® Pure Value Fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Genworth Financial, Inc. — Class A	3.2%
Assurant, Inc.	2.4%
WellPoint, Inc.	2.4%
Xerox Corp.	2.1%
Safeway, Inc.	2.1%
Hartford Financial Services Group, Inc.	1.9%
Tyson Foods, Inc. — Class A	1.8%
Humana, Inc.	1.8%
Hess Corp.	1.8%
Archer-Daniels-Midland Co.	1.8%
Top Ten Total	21.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
S&P 500® PURE value FUND

	Shares	Value

COMMON STOCKS† - 99.5%

FINANCIALS - 34.7%
Genworth Financial, Inc. — Class A*	148,940	$1,904,942
Assurant, Inc.	26,283	1,421,910
Hartford Financial Services Group, Inc.	35,163	1,094,273
Lincoln National Corp.	23,774	998,269
MetLife, Inc.	20,564	965,480
Unum Group	28,917	880,233
American International Group, Inc.	17,536	852,776
Principal Financial Group, Inc.	17,547	751,363
E*TRADE Financial Corp.*	42,432	700,128
Allstate Corp.	12,920	653,106
Leucadia National Corp.	21,104	574,873
NASDAQ OMX Group, Inc.	17,835	572,325
SunTrust Banks, Inc.	17,565	569,456
Citigroup, Inc.	11,648	565,044
NYSE Euronext	13,251	556,277
Legg Mason, Inc.	16,542	553,164
JPMorgan Chase & Co.	9,549	493,588
Goldman Sachs Group, Inc.	3,013	476,687
XL Group plc — Class A	15,422	475,306
Morgan Stanley	16,806	452,922
PNC Financial Services Group, Inc.	6,093	441,438
Capital One Financial Corp.	6,277	431,481
Loews Corp.	9,056	423,277
Travelers Companies, Inc.	4,610	390,790
CME Group, Inc. — Class A	5,110	377,527
ACE Ltd.	3,880	363,013
Fifth Third Bancorp	19,545	352,592
Torchmark Corp.	4,862	351,766
State Street Corp.	5,200	341,900
People’s United Financial, Inc.	22,327	321,062
BB&T Corp.	7,866	265,478
Aflac, Inc.	3,910	242,381
Wells Fargo & Co.	5,230	216,104
Berkshire Hathaway, Inc. — Class B*	1,900	215,669
Chubb Corp.	2,400	214,224
Total Financials		20,460,824
ENERGY - 12.4%
Hess Corp.	13,581	1,050,355
Valero Energy Corp.	25,074	856,277
ConocoPhillips	11,162	775,871
Phillips 66	12,498	722,634
Murphy Oil Corp.	10,720	646,630
Nabors Industries Ltd.	39,948	641,565
Newfield Exploration Co.*	16,925	463,237
Baker Hughes, Inc.	6,949	341,196
Apache Corp.	3,200	272,448
Chevron Corp.	2,100	255,150
WPX Energy, Inc.*	12,415	239,113
Rowan Companies plc — Class A*	6,510	239,047
Peabody Energy Corp.	13,548	233,703
Marathon Oil Corp.	6,694	233,487
Devon Energy Corp.	3,100	179,056
Ensco plc — Class A	2,700	145,125
Total Energy		7,294,894
HEALTH CARE - 11.0%
WellPoint, Inc.	16,704	1,396,621
Humana, Inc.	11,296	1,054,256
Aetna, Inc.	11,398	729,700
Cardinal Health, Inc.	12,917	673,621
McKesson Corp.	4,813	617,508
AmerisourceBergen Corp. — Class A	9,560	584,116
Tenet Healthcare Corp.*	12,882	530,610
Cigna Corp.	6,780	521,111
UnitedHealth Group, Inc.	5,905	422,857
Total Health Care		6,530,400
CONSUMER STAPLES - 9.7%
Safeway, Inc.	38,608	1,235,070
Tyson Foods, Inc. — Class A	37,683	1,065,676
Archer-Daniels-Midland Co.	28,260	1,041,098
Kroger Co.	14,940	602,680
Walgreen Co.	10,424	560,811
CVS Caremark Corp.	6,815	386,751
Molson Coors Brewing Co. — Class B	6,458	323,740
Mondelez International, Inc. — Class A	9,820	308,544
Sysco Corp.	5,982	190,407
Total Consumer Staples		5,714,777
CONSUMER DISCRETIONARY - 9.3%
Ford Motor Co.	42,860	723,048
Goodyear Tire & Rubber Co.*	30,722	689,709
Staples, Inc.	42,020	615,593
Washington Post Co. — Class B	968	591,787
Best Buy Company, Inc.	15,160	568,500
Johnson Controls, Inc.	12,370	513,355
Whirlpool Corp.	3,238	474,173
Harman International Industries, Inc.	6,820	451,689
Kohl’s Corp.	7,210	373,117
Macy’s, Inc.	4,300	186,061
Target Corp.	2,700	172,746
JC Penney Company, Inc.*,1	18,811	165,913
Total Consumer Discretionary		5,525,691
INFORMATION TECHNOLOGY - 6.9%
Xerox Corp.	120,672	1,241,715
Western Digital Corp.	13,504	856,154
Dell, Inc.	62,012	853,905
Jabil Circuit, Inc.	32,866	712,535
Corning, Inc.	28,919	421,928
Total Information Technology		4,086,237
INDUSTRIALS - 6.8%
L-3 Communications Holdings, Inc.	6,254	591,002
Ryder System, Inc.	9,183	548,225
Jacobs Engineering Group, Inc.*	9,135	531,474
Fluor Corp.	7,210	511,622
Northrop Grumman Corp.	4,637	441,721
Pitney Bowes, Inc.	18,550	337,425
General Dynamics Corp.	3,800	332,576
Textron, Inc.	9,190	253,736
FedEx Corp.	2,200	251,042
Raytheon Co.	3,000	231,210
Total Industrials		4,030,033

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
S&P 500® PURE value FUND

	Shares	Value

MATERIALS - 4.6%
Alcoa, Inc.	75,171	$610,388
United States Steel Corp.[1]	27,466	565,524
Allegheny Technologies, Inc.	15,930	486,184
Cliffs Natural Resources, Inc.[1]	20,858	427,589
LyondellBasell Industries N.V. — Class A	3,100	227,013
Dow Chemical Co.	5,479	210,394
Avery Dennison Corp.	4,630	201,498
Total Materials		2,728,590
UTILITIES - 3.8%
NRG Energy, Inc.	22,230	607,546
Ameren Corp.	8,920	310,773
Pepco Holdings, Inc.	16,102	297,242
Exelon Corp.	7,010	207,776
Entergy Corp.	3,100	195,889
Integrys Energy Group, Inc.	3,197	178,680
Public Service Enterprise Group, Inc.	5,020	165,309
PPL Corp.	5,410	164,356
FirstEnergy Corp.	3,810	138,875
Total Utilities		2,266,446
TELECOMMUNICATION SERVICES - 0.3%
Frontier Communications Corp.[1]	43,061	179,564
Total Common Stocks
(Cost $41,396,109)		58,817,456

	Face
	amount	Value

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$288,545	$288,545
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	32,569	32,569
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	25,415	25,415
Total Repurchase Agreements
(Cost $346,529)		346,529
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	471,423	471,423
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	440,195	440,195
Total Securities Lending Collateral
(Cost $911,618)		911,618
Total Investments - 101.6%
(Cost $42,654,256)		$60,075,603
Other Assets & Liabilities, net - (1.6)%		(959,797)
Total Net Assets - 100.0%		$59,115,806

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value - including $872,603 of securities loaned
(cost $41,396,109)	$58,817,456
Repurchase agreements, at value
(cost $1,258,147)	1,258,147
Total investments
(cost $42,654,256)	60,075,603
Cash	2,439
Receivables:
Securities sold	447,056
Dividends	75,859
Fund shares sold	35,033
Interest	980
Total assets	60,636,970
Liabilities:
Payable for:
Upon return of securities loaned	911,618
Fund shares redeemed	460,324
Management fees	38,749
Distribution and service fees	15,157
Transfer agent and administrative fees	12,916
Portfolio accounting fees	5,166
Miscellaneous	77,234
Total liabilities	1,521,164
Net assets	$59,115,806
Net assets consist of:
Paid in capital	$41,026,440
Undistributed net investment income	165,025
Accumulated net realized gain on investments	502,994
Net unrealized appreciation on investments	17,421,347
Net assets	$59,115,806
A-Class:
Net assets	$1,647,093
Capital shares outstanding	13,082
Net asset value per share	$125.90
Maximum offering price per share
(Net asset value divided by 95.25%)	$132.18
C-Class:
Net assets	$3,704,175
Capital shares outstanding	32,193
Net asset value per share	$115.06
H-Class:
Net assets	$53,764,538
Capital shares outstanding	425,616
Net asset value per share	$126.32

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $323)	$774,157
Income from securities lending, net	10,621
Interest	70
Total investment income	784,848

Expenses:
Management fees	297,407
Transfer agent and administrative fees	99,136
Distribution and service fees:
A-Class	1,875
C-Class	20,228
H-Class	92,203
Portfolio accounting fees	39,654
Custodian fees	4,032
Trustees’ fees*	3,495
Line of credit fees	158
Miscellaneous	61,635
Total expenses	619,823
Net investment income	165,025

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,396,226
Net realized gain	5,396,226
Net change in unrealized appreciation (depreciation) on:
Investments	2,491,780
Net change in unrealized appreciation (depreciation)	2,491,780
Net realized and unrealized gain	7,888,006
Net increase in net assets resulting from operations	$8,053,031

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$165,025	$279,740
Net realized gain on investments	5,396,226	1,028,278
Net change in unrealized appreciation (depreciation) on investments	2,491,780	11,830,369
Net increase in net assets resulting from operations	8,053,031	13,138,387
Distributions to shareholders from:
Net investment income
A-Class	—	(1,693)
C-Class	—	(4,761)
H-Class	—	(75,280)
Total distributions to shareholders	—	(81,734)
Capital share transactions:
Proceeds from sale of shares
A-Class	1,059,434	2,083,800
C-Class	2,452,529	6,944,252
H-Class	183,696,109	361,945,129
Distributions reinvested
A-Class	—	1,115
C-Class	—	4,685
H-Class	—	74,022
Cost of shares redeemed
A-Class	(892,968)	(2,824,534)
C-Class	(2,619,119)	(6,186,034)
H-Class	(215,847,273)	(364,745,391)
Net decrease from capital share transactions	(32,151,288)	(2,702,956)
Net increase (decrease) in net assets	(24,098,257)	10,353,697
Net assets:
Beginning of period	83,214,063	72,860,366
End of period	$59,115,806	$83,214,063
Undistributed net investment income at end of period	$165,025	$—
Capital share activity:
Shares sold
A-Class	8,702	20,237
C-Class	22,813	77,396
H-Class	1,570,550	3,748,552
Shares issued from reinvestment of distributions
A-Class	—	12
C-Class	—	54
H-Class	—	781
Shares redeemed
A-Class	(7,290)	(28,327)
C-Class	(24,102)	(68,596)
H-Class	(1,845,273)	(3,783,354)
Net decrease in shares	(274,600)	(33,245)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$111.68	$93.49	$90.21	$79.66	$35.58	$100.00
Income (loss) from investment operations:
Net investment income[b]	.28	.58	.30	.01	.26	1.95
Net gain (loss) on investments (realized and unrealized)	13.94	17.75	2.98	11.87	44.60	(57.52)
Total from investment operations	14.22	18.33	3.28	11.88	44.86	(55.57)
Less distributions from:
Net investment income	—	(.14)	—	(1.33)	(.78)	(1.05)
Net realized gains	—	—	—	—	—	(7.80)
Total distributions	—	(.14)	—	(1.33)	(.78)	(8.85)
Net asset value, end of period	$125.90	$111.68	$93.49	$90.21	$79.66	$35.58

Total Return[c]	12.73%	19.63%	3.64%	15.14%	126.37%	(57.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,647	$1,303	$1,846	$2,329	$8,156	$203
Ratios to average net assets:
Net investment income	0.46%	0.61%	0.34%	0.01%	0.39%	2.16%
Total expenses	1.52%	1.51%	1.51%	1.54%	1.52%	1.53%
Portfolio turnover rate	204%	669%	762%	820%	673%	1,448%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$102.46	$86.42	$83.99	$74.81	$33.66	$96.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.19)	(.36)	(.51)	(.02)	1.40
Net gain (loss) on investments (realized and unrealized)	12.70	16.37	2.79	11.02	41.95	(54.89)
Total from investment operations	12.60	16.18	2.43	10.51	41.93	(53.49)
Less distributions from:
Net investment income	—	(.14)	—	(1.33)	(.78)	(1.05)
Net realized gains	—	—	—	—	—	(7.80)
Total distributions	—	(.14)	—	(1.33)	(.78)	(8.85)
Net asset value, end of period	$115.06	$102.46	$86.42	$83.99	$74.81	$33.66

Total Return[c]	12.30%	18.76%	2.88%	14.28%	124.86%	(57.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,704	$3,430	$2,128	$5,690	$4,876	$1,129
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.22%)	(0.45%)	(0.68%)	(0.03%)	2.44%
Total expenses	2.27%	2.26%	2.27%	2.29%	2.27%	2.29%
Portfolio turnover rate	204%	669%	762%	820%	673%	1,448%

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010[d]	2009[d]
Per Share Data
Net asset value, beginning of period	$112.06	$93.80	$90.50	$79.91	$35.67	$100.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.57	.33	(.02)	.32	1.40
Net gain (loss) on investments (realized and unrealized)	13.99	17.83	2.97	11.94	44.70	(56.88)
Total from investment operations	14.26	18.40	3.30	11.92	45.02	(55.48)
Less distributions from:
Net investment income	—	(.14)	—	(1.33)	(.78)	(1.05)
Net realized gains	—	—	—	—	—	(7.80)
Total distributions	—	(.14)	—	(1.33)	(.78)	(8.85)
Net asset value, end of period	$126.32	$112.06	$93.80	$90.50	$79.91	$35.67

Total Return[c]	12.73%	19.64%	3.65%	15.14%	126.50%	(57.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,765	$78,480	$68,886	$26,852	$148,578	$4,558
Ratios to average net assets:
Net investment income (loss)	0.45%	0.58%	0.38%	(0.03%)	0.47%	2.36%
Total expenses	1.52%	1.52%	1.51%	1.54%	1.54%	1.53%
Portfolio turnover rate	204%	669%	762%	820%	673%	1,448%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Reverse share split — Per share amounts for the period March 31, 2008 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

FUND PROFILE (Unaudited)	September 30, 2013

S&P MidCap 400® Pure Growth Fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
3D Systems Corp.	3.9%
Thor Industries, Inc.	2.5%
Worthington Industries, Inc.	2.3%
Chico’s FAS, Inc.	2.2%
Semtech Corp.	2.1%
LKQ Corp.	2.1%
Terex Corp.	2.0%
United Therapeutics Corp.	1.9%
City National Corp.	1.9%
Williams-Sonoma, Inc.	1.8%
Top Ten Total	22.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

136 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 101.1%

CONSUMER DISCRETIONARY - 28.3%
Thor Industries, Inc.	114,900	$6,668,796
Chico’s FAS, Inc.	350,200	5,834,333
LKQ Corp.*	170,470	5,431,174
Williams-Sonoma, Inc.	85,400	4,799,480
Polaris Industries, Inc.	34,533	4,460,973
Under Armour, Inc. — Class A*	53,620	4,260,109
Jarden Corp.*	82,700	4,002,680
Ascena Retail Group, Inc.*	193,900	3,864,427
Bob Evans Farms, Inc.	59,696	3,418,790
Gentex Corp.	126,566	3,238,824
Cinemark Holdings, Inc.	94,200	2,989,908
Foot Locker, Inc.	76,300	2,589,622
ANN, Inc.*	63,200	2,289,104
Hanesbrands, Inc.	36,700	2,286,777
Cabela’s, Inc.*	33,000	2,079,990
AMC Networks, Inc. — Class A*	30,200	2,068,096
Dick’s Sporting Goods, Inc.	38,200	2,039,116
Service Corporation International	108,900	2,027,718
Lamar Advertising Co. — Class A*	36,500	1,716,595
Tractor Supply Co.	25,408	1,706,655
Carter’s, Inc.	21,400	1,624,046
MDC Holdings, Inc.	51,100	1,533,511
Toll Brothers, Inc.*	43,900	1,423,677
HSN, Inc.	24,394	1,308,006
American Eagle Outfitters, Inc.	74,700	1,045,053
Total Consumer Discretionary		74,707,460
INFORMATION TECHNOLOGY - 26.2%
3D Systems Corp.*,1	190,700	10,295,893
Semtech Corp.*	182,940	5,486,371
Alliance Data Systems Corp.*	21,119	4,466,035
Ciena Corp.*	171,600	4,286,568
CoreLogic, Inc.*	140,800	3,808,640
Mentor Graphics Corp.	136,600	3,192,341
WEX, Inc.*	36,269	3,182,605
Equinix, Inc.*	17,100	3,140,415
ValueClick, Inc.*	149,200	3,110,820
Skyworks Solutions, Inc.*	121,500	3,018,060
NeuStar, Inc. — Class A*	59,876	2,962,664
Rackspace Hosting, Inc.*	55,575	2,932,137
CommVault Systems, Inc.*	32,900	2,889,607
Concur Technologies, Inc.*	25,670	2,836,535
Cree, Inc.*	40,700	2,449,733
Trimble Navigation Ltd.*	68,094	2,023,073
ACI Worldwide, Inc.*	36,579	1,977,461
Itron, Inc.*	39,800	1,704,634
InterDigital, Inc.	45,400	1,694,782
Atmel Corp.*	181,300	1,348,872
SolarWinds, Inc.*	37,160	1,302,830
Cadence Design Systems, Inc.*	83,600	1,128,600
Total Information Technology		69,238,676
FINANCIALS - 15.6%
City National Corp.	73,708	4,913,374
SVB Financial Group*	54,100	4,672,617
First American Financial Corp.	190,600	4,641,110
Cathay General Bancorp	196,707	4,597,043
Washington Federal, Inc.	199,397	4,123,530
Synovus Financial Corp.	1,228,900	4,055,370
Affiliated Managers Group, Inc.*	16,900	3,086,616
Signature Bank*	26,001	2,379,612
Waddell & Reed Financial, Inc. — Class A	39,100	2,012,868
Corrections Corporation of America	55,911	1,931,725
Jones Lang LaSalle, Inc.	19,700	1,719,810
Extra Space Storage, Inc.	33,300	1,523,475
Eaton Vance Corp.	39,000	1,514,370
Total Financials		41,171,520
INDUSTRIALS - 14.5%
Terex Corp.*	155,600	5,228,160
Alaska Air Group, Inc.	74,965	4,694,308
Nordson Corp.	39,600	2,915,749
Lennox International, Inc.	38,600	2,905,036
Timken Co.	47,200	2,850,880
Lincoln Electric Holdings, Inc.	42,300	2,818,026
Valmont Industries, Inc.	19,993	2,777,228
Fortune Brands Home & Security, Inc.	64,500	2,685,135
J.B. Hunt Transport Services, Inc.	32,600	2,377,518
Copart, Inc.*	73,274	2,329,380
Wabtec Corp.	31,060	1,952,742
Graco, Inc.	25,100	1,858,906
B/E Aerospace, Inc.*	22,300	1,646,186
Clean Harbors, Inc.*	22,893	1,342,903
Total Industrials		38,382,157
MATERIALS - 6.4%
Worthington Industries, Inc.	178,449	6,143,999
Valspar Corp.	45,800	2,905,094
NewMarket Corp.	7,347	2,115,275
Louisiana-Pacific Corp.*	106,000	1,864,540
Packaging Corporation of America	30,200	1,724,118
Eagle Materials, Inc.	19,900	1,443,745
Royal Gold, Inc.	15,321	745,520
Total Materials		16,942,291
HEALTH CARE - 6.4%
United Therapeutics Corp.*	63,452	5,003,190
ResMed, Inc.[1]	64,038	3,382,487
Cooper Companies, Inc.	16,769	2,174,772
Mallinckrodt plc*	42,100	1,856,189
Salix Pharmaceuticals Ltd.*	25,200	1,685,376
Thoratec Corp.*	38,865	1,449,276
Charles River Laboratories
International, Inc.*	29,800	1,378,548
Total Health Care		16,929,838

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Energy - 1.7%
HollyFrontier Corp.	109,100	$4,594,201
Consumer Staples - 1.3%
Ingredion, Inc.	50,654	3,351,775
Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	65,800	1,965,117
Total Common Stocks
(Cost $199,464,367)		267,283,035

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$722,140	722,140
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	81,510	81,510
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	63,607	63,607
Total Repurchase Agreements
(Cost $867,257)		867,257

SECURITIES LENDING COLLATERAL††,3 - 3.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	5,175,426	5,175,426
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	4,832,606	4,832,606
Total Securities Lending Collateral
(Cost $10,008,032)		10,008,032
Total Investments - 105.2%
(Cost $210,339,656)		$278,158,324
Other Assets & Liabilities, net - (5.2)%		(13,655,889)
Total Net Assets - 100.0%		$264,502,435

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

plc — Public Limited Company

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $9,681,343 of securities loaned
(cost $199,464,367)	$267,283,035
Repurchase agreements, at value
(cost $10,875,289)	10,875,289
Total investments
(cost $210,339,656)	278,158,324
Receivables:
Fund shares sold	314,049
Dividends	108,426
Interest	31,225
Total assets	278,612,024
Liabilities:
Payable for:
Upon return of securities loaned	10,008,032
Fund shares redeemed	3,627,066
Management fees	151,779
Distribution and service fees	64,119
Transfer agent and administrative fees	50,593
Portfolio accounting fees	19,973
Miscellaneous	188,027
Total liabilities	14,109,589
Net assets	$264,502,435
Net assets consist of:
Paid in capital	$188,488,734
Accumulated net investment loss	(993,886)
Accumulated net realized gain on investments	9,188,919
Net unrealized appreciation on investments	67,818,668
Net assets	$264,502,435
A-Class:
Net assets	$55,257,846
Capital shares outstanding	1,011,485
Net asset value per share	$54.63
Maximum offering price per share
(Net asset value divided by 95.25%)	$57.35
C-Class:
Net assets	$23,802,692
Capital shares outstanding	469,159
Net asset value per share	$50.73
H-Class:
Net assets	$185,441,897
Capital shares outstanding	3,391,629
Net asset value per share	$54.68

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends	$1,811,166
Income from securities lending, net	171,327
Interest	285
Total investment income	1,982,778

Expenses:
Management fees	1,098,056
Transfer agent and administrative fees	366,019
Distribution and service fees:
A-Class	64,966
C-Class	105,367
H-Class	274,711
Portfolio accounting fees	141,088
Custodian fees	16,170
Trustees’ fees*	15,357
Line of credit fees	85
Miscellaneous	225,629
Total expenses	2,307,448
Net investment loss	(324,670)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,570,620
Net realized gain	8,570,620
Net change in unrealized appreciation (depreciation) on:
Investments	12,744,916
Net change in unrealized appreciation (depreciation)	12,744,916
Net realized and unrealized gain	21,315,536
Net increase in net assets resulting from operations	$20,990,866

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(324,670)	$(1,391,814)
Net realized gain on investments	8,570,620	43,157,278
Net change in unrealized appreciation (depreciation) on investments	12,744,916	(15,645,534)
Net increase in net assets resulting from operations	20,990,866	26,119,930

Capital share transactions:
Proceeds from sale of shares
A-Class	28,336,682	41,130,201
C-Class	6,184,124	8,791,379
H-Class	119,735,617	400,202,090
Cost of shares redeemed
A-Class	(23,356,983)	(36,479,630)
C-Class	(3,113,336)	(8,135,216)
H-Class	(190,906,501)	(489,786,477)
Net decrease from capital share transactions	(63,120,397)	(84,277,653)
Net decrease in net assets	(42,129,531)	(58,157,723)

Net assets:
Beginning of period	306,631,966	364,789,689
End of period	$264,502,435	$306,631,966
Accumulated net investment loss at end of period	$(993,886)	$(669,216)

Capital share activity:
Shares sold
A-Class	554,181	928,330
C-Class	128,141	212,846
H-Class	2,351,583	9,129,844
Shares redeemed
A-Class	(459,859)	(828,529)
C-Class	(65,082)	(198,463)
H-Class	(3,822,591)	(11,346,472)
Net decrease in shares	(1,313,627)	(2,102,444)

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$49.76	$44.11	$42.76	$32.21	$18.19	$26.65
Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.19)	(.45)	(.38)	(.28)	(.24)
Net gain (loss) on investments (realized and unrealized)	4.93	5.84	1.80	10.93	14.30	(8.22)
Total from investment operations	4.87	5.65	1.35	10.55	14.02	(8.46)
Net asset value, end of period	$54.63	$49.76	$44.11	$42.76	$32.21	$18.19

Total Return[c]	9.79%	12.81%	3.16%	32.75%	77.08%	(31.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,258	$45,638	$36,052	$25,237	$2,242	$723
Ratios to average net assets:
Net investment loss	(0.24%)	(0.43%)	(1.09%)	(1.04%)	(1.03%)	(0.93%)
Total expenses	1.52%	1.50%	1.50%	1.54%	1.53%	1.58%
Portfolio turnover rate	45%	188%	226%	448%	626%	1,281%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$46.39	$41.43	$40.47	$30.71	$17.48	$25.79
Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.49)	(.71)	(.63)	(.44)	(.42)
Net gain (loss) on investments (realized and unrealized)	4.57	5.45	1.67	10.39	13.67	(7.89)
Total from investment operations	4.34	4.96	.96	9.76	13.23	(8.31)
Net asset value, end of period	$50.73	$46.39	$41.43	$40.47	$30.71	$17.48

Total Return[c]	9.36%	12.00%	2.35%	31.78%	75.69%	(32.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,803	$18,837	$16,228	$10,102	$3,780	$3,477
Ratios to average net assets:
Net investment loss	(0.96%)	(1.19%)	(1.83%)	(1.83%)	(1.77%)	(1.72%)
Total expenses	2.27%	2.25%	2.25%	2.29%	2.28%	2.32%
Portfolio turnover rate	45%	188%	226%	448%	626%	1,281%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$49.80	$44.14	$42.81	$32.25	$18.21	$26.68
Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.20)	(.44)	(.38)	(.26)	(.22)
Net gain (loss) on investments (realized and unrealized)	4.92	5.86	1.77	10.94	14.30	(8.25)
Total from investment operations	4.88	5.66	1.33	10.56	14.04	(8.47)
Net asset value, end of period	$54.68	$49.80	$44.14	$42.81	$32.25	$18.21

Total Return[c]	9.80%	12.82%	3.11%	32.74%	77.10%	(31.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185,442	$242,157	$312,510	$212,654	$64,449	$15,591
Ratios to average net assets:
Net investment loss	(0.15%)	(0.45%)	(1.08%)	(1.02%)	(0.99%)	(0.95%)
Total expenses	1.52%	1.50%	1.50%	1.55%	1.54%	1.55%
Portfolio turnover rate	45%	188%	226%	448%	626%	1,281%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Ingram Micro, Inc. — Class A	2.6%
Hanover Insurance Group, Inc.	2.4%
URS Corp.	2.4%
Manpowergroup, Inc.	2.3%
JetBlue Airways Corp.	2.2%
Community Health Systems, Inc.	2.1%
StanCorp Financial Group, Inc.	2.1%
Avnet, Inc.	2.1%
Reinsurance Group of America, Inc. — Class A	2.0%
Protective Life Corp.	1.9%
Top Ten Total	22.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

INDUSTRIALS - 24.1%
URS Corp.	10,077	$541,638
Manpowergroup, Inc.	7,155	520,455
JetBlue Airways Corp.*	76,072	506,640
Oshkosh Corp.*	8,369	409,913
Con-way, Inc.	8,269	356,311
Huntington Ingalls Industries, Inc.	5,268	355,063
General Cable Corp.	10,704	339,852
Alliant Techsystems, Inc.	3,222	314,338
AECOM Technology Corp.*	9,084	284,057
Exelis, Inc.	16,820	264,242
RR Donnelley & Sons Co.	15,560	245,848
AGCO Corp.	4,005	241,982
UTI Worldwide, Inc.	15,681	236,940
Trinity Industries, Inc.	4,290	194,552
FTI Consulting, Inc.*	4,080	154,224
Brink’s Co.	5,030	142,349
KBR, Inc.	3,658	119,397
Esterline Technologies Corp.*	1,420	113,444
SPX Corp.	1,160	98,182
Granite Construction, Inc.	3,190	97,614
Total Industrials		5,537,041
FINANCIALS - 21.8%
Hanover Insurance Group, Inc.	9,830	543,795
StanCorp Financial Group, Inc.	8,642	475,483
Reinsurance Group of America, Inc. — Class A	6,853	459,082
Protective Life Corp.	10,289	437,797
American Financial Group, Inc.	6,137	331,766
Old Republic International Corp.	20,654	318,072
Aspen Insurance Holdings Ltd.	7,536	273,481
Everest Re Group Ltd.	1,717	249,669
Kemper Corp.	7,311	245,650
First Niagara Financial Group, Inc.	19,966	207,048
Astoria Financial Corp.	16,342	203,294
Associated Banc-Corp.	11,216	173,735
BancorpSouth, Inc.	8,537	170,228
FirstMerit Corp.	6,860	148,931
Mercury General Corp.	3,050	147,346
International Bancshares Corp.	6,717	145,289
HCC Insurance Holdings, Inc.	2,860	125,325
WR Berkley Corp.	2,428	104,064
Apollo Investment Corp.	11,591	94,466
New York Community Bancorp, Inc.	5,601	84,631
Janus Capital Group, Inc.	8,131	69,195
Total Financials		5,008,347
INFORMATION TECHNOLOGY - 15.7%
Ingram Micro, Inc. — Class A*	26,386	608,197
Avnet, Inc.	11,344	473,158
Arrow Electronics, Inc.*	8,985	436,042
Tech Data Corp.*	8,321	415,301
ManTech International Corp. — Class A	14,407	414,346
Vishay Intertechnology, Inc.*	21,856	281,724
Lexmark International, Inc. — Class A	8,500	280,500
Monster Worldwide, Inc.*	48,706	215,281
Leidos Holdings, Inc.*	4,110	187,087
Intersil Corp. — Class A	9,920	111,402
Convergys Corp.	5,700	106,875
Diebold, Inc.	2,440	71,638
Leidos Holdings, Inc.	100	4,552
Science Applications International Corp.*	22	728
Total Information Technology		3,606,831
HEALTH CARE - 11.0%
Community Health Systems, Inc.	11,628	482,561
WellCare Health Plans, Inc.*	5,220	364,043
LifePoint Hospitals, Inc.*	7,800	363,714
Health Net, Inc.*	10,239	324,576
Health Management Associates, Inc. — Class A*	25,167	322,138
Owens & Minor, Inc.	8,115	280,698
Omnicare, Inc.	3,695	205,073
Universal Health Services, Inc. — Class B	2,610	195,724
Total Health Care		2,538,527
MATERIALS - 8.0%
Commercial Metals Co.	22,373	379,222
Steel Dynamics, Inc.	15,896	265,622
Reliance Steel & Aluminum Co.	3,239	237,322
Domtar Corp.	2,710	215,228
Rock Tenn Co. — Class A	2,060	208,616
Greif, Inc. — Class A	3,467	169,987
Minerals Technologies, Inc.	3,070	151,566
Cabot Corp.	2,801	119,631
Olin Corp.	3,590	82,821
Total Materials		1,830,015
CONSUMER DISCRETIONARY - 7.5%
Scholastic Corp.	8,832	253,037
Big Lots, Inc.*	6,790	251,841
Saks, Inc.*	12,760	203,394
Wendy’s Co.	20,887	177,122
WMS Industries, Inc.*	6,370	165,302
Apollo Group, Inc. — Class A*	7,610	158,364
Valassis Communications, Inc.	4,523	130,624
Rent-A-Center, Inc. — Class A	3,400	129,540
DeVry, Inc.	3,880	118,573
Regis Corp.	5,790	84,997
Aeropostale, Inc.*	5,830	54,802
Total Consumer Discretionary		1,727,596
ENERGY - 5.1%
Superior Energy Services, Inc.*	12,590	315,255
World Fuel Services Corp.	5,727	213,674
Tidewater, Inc.	2,400	142,296
Bill Barrett Corp.*	5,230	131,325
Helix Energy Solutions Group, Inc.*	4,260	108,076
Alpha Natural Resources, Inc.*	16,490	98,281
Arch Coal, Inc.	20,276	83,334
Unit Corp.*	1,570	72,989
Total Energy		1,165,230

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

CONSUMER STAPLES - 3.0%
Universal Corp.	4,394	$223,786
Harris Teeter Supermarkets, Inc.	3,650	179,544
Dean Foods Co.*	8,080	155,944
Post Holdings, Inc.*	3,040	122,725
Total Consumer Staples		681,999
UTILITIES - 1.8%
Great Plains Energy, Inc.	6,164	136,841
UGI Corp.	2,674	104,634
Atmos Energy Corp.	1,997	85,052
Hawaiian Electric Industries, Inc.	3,300	82,830
Total Utilities		409,357
TELECOMMUNICATION SERVICES - 1.6%
Telephone & Data Systems, Inc.	12,574	371,562
Total Common Stocks
(Cost $16,775,457)		22,876,505

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 0.0%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$209	209
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	24	24
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	18	18
Total Repurchase Agreements
(Cost $251)		251
Total Investments - 99.6%
(Cost $16,775,708)		$22,876,756
Other Assets & Liabilities, net - 0.4%		94,161
Total Net Assets - 100.0%		$22,970,917

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $16,775,457)	$22,876,505
Repurchase agreements, at value
(cost $251)	251
Total investments
(cost $16,775,708)	22,876,756
Cash	163,838
Receivables:
Dividends	39,018
Fund shares sold	21,297
Interest	91
Total assets	23,101,000
Liabilities:
Payable for:
Fund shares redeemed	32,134
Management fees	30,297
Distribution and service fees	11,801
Transfer agent and administrative fees	10,099
Portfolio accounting fees	4,040
Miscellaneous	41,712
Total liabilities	130,083
Net assets	$22,970,917
Net assets consist of:
Paid in capital	$25,991,659
Undistributed net investment income	67,894
Accumulated net realized loss on investments	(9,189,684)
Net unrealized appreciation on investments	6,101,048
Net assets	$22,970,917
A-Class:
Net assets	$1,362,644
Capital shares outstanding	34,679
Net asset value per share	$39.29
Maximum offering price per share
(Net asset value divided by 95.25%)	$41.25
C-Class:
Net assets	$3,227,949
Capital shares outstanding	89,170
Net asset value per share	$36.20
H-Class:
Net assets	$18,380,324
Capital shares outstanding	468,402
Net asset value per share	$39.24

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends	$348,854
Income from securities lending, net	4,871
Interest	52
Total investment income	353,777

Expenses:
Management fees	160,787
Transfer agent and administrative fees	53,595
Distribution and service fees:
A-Class	1,913
C-Class	14,751
H-Class	47,995
Portfolio accounting fees	21,438
Custodian fees	2,464
Trustees’ fees*	1,660
Line of credit fees	178
Miscellaneous	33,212
Total expenses	337,993
Net investment income	15,784

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,307,557)
Net realized loss	(1,307,557)
Net change in unrealized appreciation (depreciation) on:
Investments	647,234
Net change in unrealized appreciation (depreciation)	647,234
Net realized and unrealized loss	(660,323)
Net decrease in net assets resulting from operations	$(644,539)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$15,784	$52,110
Net realized gain (loss) on investments	(1,307,557)	2,246,723
Net change in unrealized appreciation (depreciation) on investments	647,234	2,605,745
Net increase (decrease) in net assets resulting from operations	(644,539)	4,904,578

Capital share transactions:
Proceeds from sale of shares
A-Class	8,755,063	12,852,758
C-Class	1,948,768	4,206,889
H-Class	122,092,134	285,882,528
Cost of shares redeemed
A-Class	(9,138,048)	(18,281,006)
C-Class	(2,322,408)	(3,298,820)
H-Class	(180,941,477)	(230,894,273)
Net increase (decrease) from capital share transactions	(59,605,968)	50,468,076
Net increase (decrease) in net assets	(60,250,507)	55,372,654

Net assets:
Beginning of period	83,221,424	27,848,770
End of period	$22,970,917	$83,221,424
Undistributed net investment income at end of period	$67,894	$52,110

Capital share activity:
Shares sold
A-Class	223,820	404,286
C-Class	55,303	142,762
H-Class	3,163,897	8,710,220
Shares redeemed
A-Class	(232,563)	(581,601)
C-Class	(68,129)	(116,987)
H-Class	(4,859,275)	(7,156,790)
Net increase (decrease) in shares	(1,716,947)	1,401,890

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$36.18	$30.88	$31.43	$30.45	$13.68	$29.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	.07	.06	.02	.12	.47
Net gain (loss) on investments (realized and unrealized)	3.19	5.23	(.61)	3.64	16.75	(16.51)
Total from investment operations	3.11	5.30	(.55)	3.66	16.87	(16.04)
Less distributions from:
Net investment income	—	—	—	(.17)	(.10)	—
Net realized gains	—	—	—	(2.51)	—	—
Total distributions	—	—	—	(2.68)	(.10)	—
Net asset value, end of period	$39.29	$36.18	$30.88	$31.43	$30.45	$13.68

Total Return[c]	8.60%	17.16%	(1.75%)	12.81%	123.41%	(53.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,363	$1,571	$6,817	$785	$10,888	$100
Ratios to average net assets:
Net investment income (loss)	(0.43%)	0.23%	0.22%	0.08%	0.43%	1.66%
Total expenses	1.53%	1.51%	1.49%	1.53%	1.52%	1.54%
Portfolio turnover rate	219%	757%	619%	407%	443%	977%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$33.46	$28.78	$29.53	$28.96	$13.12	$28.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.13)	(.16)	(.23)	(.06)	.39
Net gain (loss) on investments (realized and unrealized)	2.87	4.81	(.59)	3.48	16.00	(16.05)
Total from investment operations	2.74	4.68	(.75)	3.25	15.94	(15.66)
Less distributions from:
Net investment income	—	—	—	(.17)	(.10)	—
Net realized gains	—	—	—	(2.51)	—	—
Total distributions	—	—	—	(2.68)	(.10)	—
Net asset value, end of period	$36.20	$33.46	$28.78	$29.53	$28.96	$13.12

Total Return[c]	8.19%	16.26%	(2.54%)	12.03%	121.59%	(54.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,228	$3,413	$2,194	$2,311	$2,478	$627
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.45%)	(0.60%)	(0.83%)	(0.24%)	1.58%
Total expenses	2.28%	2.26%	2.26%	2.30%	2.29%	2.29%
Portfolio turnover rate	219%	757%	619%	407%	443%	977%

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$36.16	$30.86	$31.42	$30.43	$13.67	$29.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.08	.01	(.06)	.10	.47
Net gain (loss) on investments (realized and unrealized)	3.05	5.22	(.57)	3.73	16.76	(16.51)
Total from investment operations	3.08	5.30	(.56)	3.67	16.86	(16.04)
Less distributions from:
Net investment income	—	—	—	(.17)	(.10)	—
Net realized gains	—	—	—	(2.51)	—	—
Total distributions	—	—	—	(2.68)	(.10)	—
Net asset value, end of period	$39.24	$36.16	$30.86	$31.42	$30.43	$13.67

Total Return[c]	8.52%	17.17%	(1.78%)	12.85%	123.43%	(53.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,380	$78,237	$18,838	$54,206	$199,458	$3,985
Ratios to average net assets:
Net investment income (loss)	0.16%	0.24%	0.02%	(0.19%)	0.37%	2.01%
Total expenses	1.52%	1.52%	1.51%	1.54%	1.53%	1.54%
Portfolio turnover rate	219%	757%	619%	407%	443%	977%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

FUND PROFILE (Unaudited)	September 30, 2013

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Tuesday Morning Corp.	2.2%
Blucora, Inc.	2.0%
HFF, Inc. — Class A	1.7%
Winnebago Industries, Inc.	1.7%
On Assignment, Inc.	1.6%
Perficient, Inc.	1.4%
Cognex Corp.	1.3%
XO Group, Inc.	1.3%
Home BancShares, Inc.	1.3%
Measurement Specialties, Inc.	1.2%
Top Ten Total	15.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.2%

INFORMATION TECHNOLOGY - 28.0%
Blucora, Inc.*	33,710	$774,655
Perficient, Inc.*	30,374	557,667
Cognex Corp.	16,286	510,729
XO Group, Inc.*	39,332	508,169
Measurement Specialties, Inc.*	8,755	474,871
Dealertrack Technologies, Inc.*	9,990	427,972
Cirrus Logic, Inc.*	18,570	421,168
Sourcefire, Inc.*	5,489	416,725
OpenTable, Inc.*	5,721	400,356
CalAmp Corp.*	20,432	360,217
Kulicke & Soffa Industries, Inc.*	28,657	330,988
Ultratech, Inc.*	10,600	321,180
Advanced Energy Industries, Inc.*	18,130	317,638
Ixia*	19,623	307,492
Dice Holdings, Inc.*	35,256	300,029
Interactive Intelligence Group, Inc.*	4,688	297,640
Electronics for Imaging, Inc.*	8,380	265,478
Rudolph Technologies, Inc.*	23,140	263,796
FEI Co.	2,860	251,108
NETGEAR, Inc.*	8,069	249,009
Tyler Technologies, Inc.*	2,833	247,803
MAXIMUS, Inc.	5,314	239,342
Manhattan Associates, Inc.*	2,500	238,625
Littelfuse, Inc.	3,035	237,398
Monolithic Power Systems, Inc.	7,205	218,167
Stamps.com, Inc.*	4,467	205,169
Liquidity Services, Inc.*	5,822	195,386
Entropic Communications, Inc.*	43,376	189,987
Procera Networks, Inc.*	11,655	180,536
Veeco Instruments, Inc.*	4,497	167,423
iGATE Corp.*	5,610	155,734
ExlService Holdings, Inc.*	5,250	149,520
NIC, Inc.	6,070	140,278
Microsemi Corp.*	5,664	137,352
Nanometrics, Inc.*	7,430	119,772
VASCO Data Security International, Inc.*	14,235	112,314
NetScout Systems, Inc.*	3,403	87,015
ARRIS Group, Inc.*	4,954	84,515
LivePerson, Inc.*	7,581	71,565
Total Information Technology		10,934,788
FINANCIALS - 22.0%
HFF, Inc. — Class A	27,053	677,678
Home BancShares, Inc.	16,260	493,815
PrivateBancorp, Inc. — Class A	21,981	470,393
PacWest Bancorp	12,841	441,217
Sabra Health Care REIT, Inc.	18,465	424,880
Cardinal Financial Corp.	24,620	406,969
Pinnacle Financial Partners, Inc.*	12,882	384,012
Portfolio Recovery Associates, Inc.*	6,382	382,536
Oritani Financial Corp.	23,100	380,225
First Commonwealth Financial Corp.	46,449	352,548
BofI Holding, Inc.*	5,410	350,893
Texas Capital Bancshares, Inc.*	7,597	349,234
BBCN Bancorp, Inc.	23,593	324,640
CoreSite Realty Corp.	9,270	314,624
Virtus Investment Partners, Inc.*	1,890	307,390
ViewPoint Financial Group, Inc.	14,305	295,684
Encore Capital Group, Inc.*	6,190	283,873
National Penn Bancshares, Inc.	25,394	255,210
MarketAxess Holdings, Inc.	3,740	224,550
Wilshire Bancorp, Inc.	27,085	221,555
FNB Corp.	18,250	221,373
eHealth, Inc.*	6,588	212,529
Bank of the Ozarks, Inc.	4,391	210,724
First Cash Financial Services, Inc.*	3,329	192,916
Geo Group, Inc.	4,531	150,656
Boston Private Financial Holdings, Inc.	12,870	142,857
Universal Health Realty Income Trust	2,747	115,017
Total Financials		8,587,998
CONSUMER DISCRETIONARY - 17.3%
Tuesday Morning Corp.*	57,073	871,505
Winnebago Industries, Inc.*	25,310	657,048
Arctic Cat, Inc.	8,250	470,662
Multimedia Games Holding Company, Inc.*	12,970	448,114
Drew Industries, Inc.	9,440	429,898
Lumber Liquidators Holdings, Inc.*	3,684	392,899
Francesca’s Holdings Corp.*	20,408	380,405
Dorman Products, Inc.	6,940	343,877
Sturm Ruger & Company, Inc.[1]	4,922	308,264
Movado Group, Inc.	6,315	276,281
Steven Madden Ltd.*	4,564	245,680
iRobot Corp.*	6,005	226,208
Buffalo Wild Wings, Inc.*	1,513	168,276
SHFL Entertainment, Inc.*	7,310	168,130
Outerwall, Inc.*,1	3,259	162,917
Pool Corp.	2,653	148,913
Select Comfort Corp.*	6,091	148,316
Oxford Industries, Inc.	2,010	136,640
Brunswick Corp.	3,244	129,468
Papa John’s International, Inc.	1,850	129,278
M/I Homes, Inc.*	5,520	113,822
Ethan Allen Interiors, Inc.	3,847	107,216
Vitamin Shoppe, Inc.*	2,111	92,356
Meritage Homes Corp.*	1,970	84,612
American Public Education, Inc.*	2,195	82,971
Total Consumer Discretionary		6,723,756
HEALTH CARE - 13.9%
Akorn, Inc.*	20,520	403,834
MWI Veterinary Supply, Inc.*	2,629	392,667
Cynosure, Inc. — Class A*	14,190	323,674
Medicines Co.*	9,612	322,194
ViroPharma, Inc.*	7,783	305,872
Luminex Corp.*	14,951	299,020
Bio-Reference Labs, Inc.*,1	9,648	288,282
PAREXEL International Corp.*	5,315	266,972
Cantel Medical Corp.	8,235	262,285
Greatbatch, Inc.*	7,490	254,885
Acorda Therapeutics, Inc.*	6,135	210,308
Analogic Corp.	2,528	208,914

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

HealthStream, Inc.*	5,510	$208,719
Impax Laboratories, Inc.*	9,250	189,718
Cyberonics, Inc.*	3,571	181,193
Hanger, Inc.*	5,080	171,501
Cambrex Corp.*	12,455	164,406
Questcor Pharmaceuticals, Inc.	2,696	156,368
Air Methods Corp.	3,317	141,304
Abaxis, Inc.	3,270	137,667
Spectrum Pharmaceuticals, Inc.	15,611	130,976
ICU Medical, Inc.*	1,790	121,594
Arqule, Inc.*	40,819	95,108
Neogen Corp.*	1,558	94,602
Landauer, Inc.	1,256	64,370
Total Health Care		5,396,433
INDUSTRIALS - 7.3%
On Assignment, Inc.*	18,910	624,031
Standex International Corp.	7,057	419,186
Lydall, Inc.*	17,153	294,517
Toro Co.	5,030	273,380
Allegiant Travel Co. — Class A	2,401	252,969
Old Dominion Freight Line, Inc.*	5,240	240,988
Lindsay Corp.	2,503	204,295
AZZ, Inc.	4,405	184,393
Healthcare Services Group, Inc.	4,620	119,011
Quanex Building Products Corp.	6,280	118,252
Franklin Electric Company, Inc.	2,584	101,810
Total Industrials		2,832,832
MATERIALS - 4.1%
PolyOne Corp.	11,230	344,873
SunCoke Energy, Inc.*	14,159	240,703
American Vanguard Corp.	7,310	196,785
HB Fuller Co.	3,910	176,693
Deltic Timber Corp.	2,529	164,739
Quaker Chemical Corp.	2,245	163,997
Texas Industries, Inc.*	1,670	110,738
Headwaters, Inc.*	11,920	107,161
Globe Specialty Metals, Inc.	5,290	81,519
Total Materials		1,587,208
CONSUMER STAPLES - 3.8%
Prestige Brands Holdings, Inc.*	15,108	455,054
Darling International, Inc.*	17,153	362,957
Medifast, Inc.*	9,562	257,122
Hain Celestial Group, Inc.*	3,092	238,455
Inter Parfums, Inc.	5,000	149,950
Total Consumer Staples		1,463,538
ENERGY - 2.8%
Geospace Technologies Corp.*	5,620	473,766
Northern Oil and Gas, Inc.*	21,360	308,224
Gulfport Energy Corp.*	4,640	298,538
Total Energy		1,080,528
Total Common Stocks
(Cost $32,172,535)		38,607,081

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$211,842	211,842
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	23,911	23,911
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	18,659	18,659
Total Repurchase Agreements
(Cost $254,412)		254,412

SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	251,150	251,150
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	234,514	234,514
Total Securities Lending Collateral
(Cost $485,664)		485,664
Total Investments - 101.1%
(Cost $32,912,611)		$39,347,157
Other Assets & Liabilities, net - (1.1)%		(446,416)
Total Net Assets - 100.0%		$38,900,741

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.
REIT — Real Estate Investment Trust

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $469,156 of securities loaned
(cost $32,172,535)	$38,607,081
Repurchase agreements, at value
(cost $740,076)	740,076
Total investments
(cost $32,912,611)	39,347,157
Receivables:
Fund shares sold	309,618
Dividends	8,550
Interest	4,125
Total assets	39,669,450
Liabilities:
Payable for:
Upon return of securities loaned	485,664
Fund shares redeemed	190,068
Management fees	39,417
Distribution and service fees	15,720
Transfer agent and administrative fees	13,139
Portfolio accounting fees	5,256
Miscellaneous	19,445
Total liabilities	768,709
Net assets	$38,900,741
Net assets consist of:
Paid in capital	$41,879,863
Accumulated net investment loss	(246,749)
Accumulated net realized loss on investments	(9,166,919)
Net unrealized appreciation on investments	6,434,546
Net assets	$38,900,741
A-Class:
Net assets	$1,531,355
Capital shares outstanding	31,540
Net asset value per share	$48.55
Maximum offering price per share
(Net asset value divided by 95.25%)	$50.97
C-Class:
Net assets	$4,720,939
Capital shares outstanding	104,321
Net asset value per share	$45.25
H-Class:
Net assets	$32,648,447
Capital shares outstanding	672,543
Net asset value per share	$48.54

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends	$68,090
Income from securities lending, net	8,764
Interest	19
Total investment income	76,873

Expenses:
Management fees	123,811
Transfer agent and administrative fees	41,271
Distribution and service fees:
A-Class	1,584
C-Class	18,138
H-Class	35,152
Portfolio accounting fees	16,508
Custodian fees	2,048
Trustees’ fees*	832
Line of credit fees	64
Miscellaneous	25,404
Total expenses	264,812
Net investment loss	(187,939)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	884,910
Net realized gain	884,910
Net change in unrealized appreciation (depreciation) on:
Investments	4,429,216
Net change in unrealized appreciation (depreciation)	4,429,216
Net realized and unrealized gain	5,314,126
Net increase in net assets resulting from operations	$5,126,187

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(187,939)	$(147,248)
Net realized gain on investments	884,910	3,739,856
Net change in unrealized appreciation (depreciation) on investments	4,429,216	(3,270,046)
Net increase in net assets resulting from operations	5,126,187	322,562

Capital share transactions:
Proceeds from sale of shares
A-Class	695,986	262,159
C-Class	1,881,049	3,152,967
H-Class	140,926,644	115,243,662
Cost of shares redeemed
A-Class	(356,920)	(376,615)
C-Class	(809,040)	(2,707,371)
H-Class	(118,524,631)	(138,735,744)
Net increase (decrease) from capital share transactions	23,813,088	(23,160,942)
Net increase (decrease) in net assets	28,939,275	(22,838,380)

Net assets:
Beginning of period	9,961,466	32,799,846
End of period	$38,900,741	$9,961,466
Accumulated net investment loss at end of period	$(246,749)	$(58,810)

Capital share activity:
Shares sold
A-Class	15,594	6,970
C-Class	44,532	85,398
H-Class	3,090,999	3,009,338
Shares redeemed
A-Class	(7,773)	(10,058)
C-Class	(19,771)	(77,582)
H-Class	(2,557,807)	(3,639,339)
Net increase (decrease) in shares	565,774	(625,273)

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$41.94	$37.97	$36.06	$28.49	$16.93	$27.43
Income (loss) from investment operations:
Net investment loss[b]	(.21)	(.12)	(.35)	(.34)	(.28)	(.19)
Net gain (loss) on investments (realized and unrealized)	6.82	4.09	2.26	7.91	11.84	(10.31)
Total from investment operations	6.61	3.97	1.91	7.57	11.56	(10.50)
Net asset value, end of period	$48.55	$41.94	$37.97	$36.06	$28.49	$16.93

Total Return[c]	15.76%	10.46%	5.30%	26.57%	68.28%	(33.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,531	$995	$1,018	$2,115	$750	$117
Ratios to average net assets:
Net investment loss	(0.93%)	(0.31%)	(1.00%)	(1.15%)	(1.15%)	(0.73%)
Total expenses	1.53%	1.51%	1.52%	1.54%	1.54%	1.54%
Portfolio turnover rate	362%	645%	500%	732%	1,476%	1,066%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$39.24	$35.79	$34.25	$27.25	$16.32	$26.65
Income (loss) from investment operations:
Net investment loss[b]	(.35)	(.42)	(.57)	(.54)	(.42)	(.32)
Net gain (loss) on investments (realized and unrealized)	6.36	3.87	2.11	7.54	11.35	(10.01)
Total from investment operations	6.01	3.45	1.54	7.00	10.93	(10.33)
Net asset value, end of period	$45.25	$39.24	$35.79	$34.25	$27.25	$16.32

Total Return[c]	15.32%	9.64%	4.50%	25.69%	66.97%	(38.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,721	$3,122	$2,568	$3,072	$1,658	$369
Ratios to average net assets:
Net investment loss	(1.67%)	(1.17%)	(1.71%)	(1.80%)	(1.82%)	(1.28%)
Total expenses	2.28%	2.26%	2.26%	2.29%	2.28%	2.29%
Portfolio turnover rate	362%	645%	500%	732%	1,476%	1,066%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

S&P smallcap 600® PURE growth FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$41.94	$37.97	$36.07	$28.48	$16.94	$27.45
Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.31)	(.39)	(.34)	(.25)	(.13)
Net gain (loss) on investments (realized and unrealized)	6.85	4.28	2.29	7.93	11.79	(10.38)
Total from investment operations	6.60	3.97	1.90	7.59	11.54	(10.51)
Net asset value, end of period	$48.54	$41.94	$37.97	$36.07	$28.48	$16.94

Total Return[c]	15.74%	10.46%	5.27%	26.65%	68.12%	(38.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,648	$5,844	$29,214	$92,084	$10,072	$9,795
Ratios to average net assets:
Net investment loss	(1.08%)	(0.81%)	(1.10%)	(1.07%)	(1.05%)	(0.55%)
Total expenses	1.52%	1.50%	1.52%	1.55%	1.53%	1.56%
Portfolio turnover rate	362%	645%	500%	732%	1,476%	1,066%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

156 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	September 30, 2013

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE:  Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Arkansas Best Corp.	2.7%
VOXX International Corp. — Class A	2.4%
Boyd Gaming Corp.	2.1%
AAR Corp.	1.9%
SYNNEX Corp.	1.7%
Amedisys, Inc.	1.7%
Kelly Services, Inc. — Class A	1.5%
Olympic Steel, Inc.	1.5%
OM Group, Inc.	1.4%
GT Advanced Technologies, Inc.	1.4%
Top Ten Total	18.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

S&P SMALLCAP 600® PURE value FUND

	Shares	Value

COMMON STOCKS† - 99.8%

Consumer Discretionary - 24.8%
VOXX International Corp. — Class A*	37,391	$512,257
Boyd Gaming Corp.*	31,742	449,148
OfficeMax, Inc.	22,217	284,155
Quiksilver, Inc.*	35,611	250,345
Corinthian Colleges, Inc.*,1	105,474	230,987
Stein Mart, Inc.	16,237	222,771
Kirkland’s, Inc.*	11,656	214,937
Live Nation Entertainment, Inc.*	11,481	212,973
Pep Boys-Manny Moe & Jack*	16,313	203,422
Fred’s, Inc. — Class A	12,375	193,669
Universal Electronics, Inc.*	5,217	187,969
ITT Educational Services, Inc.*,1	6,022	186,682
MarineMax, Inc.*	14,355	175,131
Group 1 Automotive, Inc.	2,247	174,547
Spartan Motors, Inc.	25,444	154,445
Barnes & Noble, Inc.*	11,180	144,669
Sonic Automotive, Inc. — Class A	6,000	142,800
Perry Ellis International, Inc.	7,427	139,925
Standard Motor Products, Inc.	4,330	139,253
Ruby Tuesday, Inc.*	16,549	124,118
Red Robin Gourmet Burgers, Inc.*	1,732	123,145
Big 5 Sporting Goods Corp.	6,650	106,932
EW Scripps Co. — Class A*	5,585	102,485
Lincoln Educational Services Corp.	20,387	93,984
Blyth, Inc.[1]	6,775	93,698
Monarch Casino & Resort, Inc.*	4,560	86,549
Marcus Corp.	5,886	85,524
Genesco, Inc.*	1,160	76,073
Career Education Corp.*	22,577	62,313
Biglari Holdings, Inc.*	140	57,774
Men’s Wearhouse, Inc.	1,490	50,735
JAKKS Pacific, Inc.	8,093	36,338
Total Consumer Discretionary		5,319,753
INDUSTRIALS - 19.9%
Arkansas Best Corp.	22,093	567,127
AAR Corp.	15,058	411,535
Kelly Services, Inc. — Class A	16,232	316,036
SkyWest, Inc.	17,451	253,389
ABM Industries, Inc.	7,387	196,642
Consolidated Graphics, Inc.*	3,358	188,249
Griffon Corp.	14,938	187,322
United Stationers, Inc.	4,264	185,484
Comfort Systems USA, Inc.	9,704	163,124
Orbital Sciences Corp.*	7,010	148,472
CDI Corp.	9,100	139,321
Heidrick & Struggles International, Inc.	6,617	126,120
TrueBlue, Inc.*	5,220	125,332
Navigant Consulting, Inc.*	7,930	122,598
Universal Forest Products, Inc.	2,799	117,838
Atlas Air Worldwide Holdings, Inc.*	2,470	113,892
EMCOR Group, Inc.	2,843	111,247
Moog, Inc. — Class A*	1,748	102,555
Viad Corp.	4,048	100,998
Curtiss-Wright Corp.	2,060	96,738
Dycom Industries, Inc.*	3,360	94,046
Gibraltar Industries, Inc.*	6,333	90,309
Astec Industries, Inc.	1,990	71,560
Korn/Ferry International*	3,300	70,620
Insperity, Inc.	1,861	69,974
Powell Industries, Inc.*	957	58,655
Briggs & Stratton Corp.	1,983	39,898
Total Industrials		4,269,081
INFORMATION TECHNOLOGY - 17.4%
SYNNEX Corp.*	5,963	366,426
GT Advanced Technologies, Inc.*,1	33,999	289,331
Benchmark Electronics, Inc.*	10,591	242,429
Methode Electronics, Inc.	8,140	227,920
CIBER, Inc.*	64,846	213,992
CACI International, Inc. — Class A*	2,910	201,110
Plexus Corp.*	5,309	197,495
Insight Enterprises, Inc.*	10,190	192,795
ScanSource, Inc.*	5,568	192,653
Super Micro Computer, Inc.*	12,671	171,565
CTS Corp.	9,314	146,882
Anixter International, Inc.*	1,634	143,236
Brooks Automation, Inc.	14,515	135,134
QuinStreet, Inc.*	13,401	126,640
United Online, Inc.	15,597	124,464
Sykes Enterprises, Inc.*	5,496	98,433
Mercury Systems, Inc.*	9,204	91,948
Bel Fuse, Inc. — Class B	4,937	86,102
Digital River, Inc.*	4,545	81,219
Newport Corp.*	5,163	80,698
Rubicon Technology, Inc.*,1	6,100	73,871
QLogic Corp.*	4,920	53,825
Pericom Semiconductor Corp.*	6,809	53,110
Cohu, Inc.	4,203	45,855
Comtech Telecommunications Corp.	1,720	41,830
Digi International, Inc.*	4,123	41,271
Total Information Technology		3,720,234
FINANCIALS - 10.5%
Stewart Information Services Corp.	6,779	216,859
United Fire Group, Inc.	6,882	209,695
Horace Mann Educators Corp.	7,102	201,555
Meadowbrook Insurance Group, Inc.	29,880	194,220
First BanCorp*	22,724	129,072
Selective Insurance Group, Inc.	4,935	120,908
Infinity Property & Casualty Corp.	1,845	119,187
Cash America International, Inc.	2,340	105,955
Bank Mutual Corp.	15,625	97,969
Navigators Group, Inc.*	1,670	96,476
Umpqua Holdings Corp.	5,840	94,725
SWS Group, Inc.*	16,518	92,170
Interactive Brokers Group, Inc. — Class A	4,880	91,598
Calamos Asset Management, Inc. — Class A	9,065	90,559
Tower Group International Ltd.	12,733	89,131
Safety Insurance Group, Inc.	1,432	75,853
Stifel Financial Corp.*	1,540	63,479

158 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013

S&P SMALLCAP 600® PURE value FUND

	Shares	Value

Provident Financial Services, Inc.	3,710	$60,139
EZCORP, Inc. — Class A*	3,010	50,809
Old National Bancorp	3,220	45,724
Total Financials		2,246,083
HEALTH CARE - 8.6%
Amedisys, Inc.*	20,627	355,197
Kindred Healthcare, Inc.	15,363	206,325
Invacare Corp.	10,644	183,822
Gentiva Health Services, Inc.*	13,949	167,946
PharMerica Corp.*	12,235	162,358
Almost Family, Inc.	6,552	127,305
Centene Corp.*	1,760	112,570
Magellan Health Services, Inc.*	1,820	109,127
Cross Country Healthcare, Inc.*	15,881	96,239
Molina Healthcare, Inc.*	2,660	94,696
LHC Group, Inc.*	3,822	89,664
Affymetrix, Inc.*	11,606	71,957
Ensign Group, Inc.	1,470	60,432
Total Health Care		1,837,638
MATERIALS - 7.4%
Olympic Steel, Inc.	11,336	314,914
OM Group, Inc.*	9,073	306,485
Materion Corp.	7,247	232,339
AM Castle & Co.*	10,000	161,000
PH Glatfelter Co.	5,430	146,990
Zep, Inc.	6,632	107,836
A. Schulman, Inc.	3,613	106,439
Century Aluminum Co.*	9,625	77,481
Clearwater Paper Corp.*	1,350	64,490
Kaiser Aluminum Corp.	870	61,988
Total Materials		1,579,962
CONSUMER STAPLES - 5.6%
Spartan Stores, Inc.	12,229	269,771
Andersons, Inc.	3,745	261,776
Seneca Foods Corp. — Class A*	6,098	183,489
Alliance One International, Inc.*	58,541	170,354
Casey’s General Stores, Inc.	1,713	125,906
Nash Finch Co.	4,051	106,987
Central Garden and Pet Co. — Class A*	12,154	83,255
Total Consumer Staples		1,201,538
ENERGY - 4.6%
Matrix Service Co.*	10,175	199,633
Basic Energy Services, Inc.*	14,911	188,475
Pioneer Energy Services Corp.*	18,610	139,761
TETRA Technologies, Inc.*	7,200	90,216
Stone Energy Corp.*	2,450	79,453
Era Group, Inc.*	2,511	68,249
Swift Energy Co.*	5,711	65,220
SEACOR Holdings, Inc.	715	64,665
Cloud Peak Energy, Inc.*	3,400	49,878
Gulf Island Fabrication, Inc.	1,580	38,726
Total Energy		984,276
TELECOMMUNICATION SERVICES - 0.7%
USA Mobility, Inc.	6,510	92,181
Cbeyond, Inc.*	7,570	48,524
Total Telecommunication Services		140,705
UTILITIES - 0.3%
Avista Corp.	2,074	54,754
Total Common Stocks
(Cost $14,134,555)		21,354,024

	Face
	amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$50,473	50,473
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	5,697	5,697
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	4,446	4,446
Total Repurchase Agreements
(Cost $60,616)		60,616
SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 09/30/13 at 0.06%
due 10/01/13	220,382	220,382
RBS Securities, Inc.
issued 09/30/13 at 0.07%
due 10/01/13	205,783	205,783
Total Securities Lending Collateral
(Cost $426,165)		426,165
Total Investments - 102.1%
(Cost $14,621,336)		$21,840,805
Other Assets & Liabilities, net - (2.1)%		(458,832)
Total Net Assets - 100.0%		$21,381,973

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2013 — See Note 11.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 11.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 159

S&P SMALLCAP 600® PURE value FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value - including $416,632 of securities loaned
(cost $14,134,555)	$21,354,024
Repurchase agreements, at value
(cost $486,781)	486,781
Total investments
(cost $14,621,336)	21,840,805
Receivables:
Fund shares sold	14,715
Dividends	5,746
Interest	1,136
Total assets	21,862,402
Liabilities:
Payable for:
Upon return of securities loaned	426,165
Management fees	14,686
Fund shares redeemed	8,999
Distribution and service fees	7,787
Transfer agent and administrative fees	4,895
Portfolio accounting fees	1,958
Miscellaneous	15,939
Total liabilities	480,429
Net assets	$21,381,973
Net assets consist of:
Paid in capital	$49,198,734
Accumulated net investment loss	(110,124)
Accumulated net realized loss on investments	(34,926,106)
Net unrealized appreciation on investments	7,219,469
Net assets	$21,381,973
A-Class:
Net assets	$1,732,627
Capital shares outstanding	76,344
Net asset value per share	$22.69
Maximum offering price per share
(Net asset value divided by 95.25%)	$23.82
C-Class:
Net assets	$5,313,055
Capital shares outstanding	262,347
Net asset value per share	$20.25
H-Class:
Net assets	$14,336,291
Capital shares outstanding	634,371
Net asset value per share	$22.60

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Dividends	$214,019
Income from securities lending, net	10,099
Interest	28
Total investment income	224,146

Expenses:
Management fees	126,803
Transfer agent and administrative fees	42,268
Distribution and service fees:
A-Class	2,010
C-Class	22,337
H-Class	34,673
Portfolio accounting fees	16,907
Custodian fees	2,008
Trustees’ fees*	1,271
Line of credit fees	50
Miscellaneous	26,479
Total expenses	274,806
Net investment loss	(50,660)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(426,670)
Net realized loss	(426,670)
Net change in unrealized appreciation (depreciation) on:
Investments	2,743,437
Net change in unrealized appreciation (depreciation)	2,743,437
Net realized and unrealized gain	2,316,767
Net increase in net assets resulting
from operations	$2,266,107

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

160 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600® PURE value FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(50,660)	$(80,501)
Net realized gain (loss) on investments	(426,670)	1,767,052
Net change in unrealized appreciation (depreciation) on investments	2,743,437	(1,845,358)
Net increase (decrease) in net assets resulting from operations	2,266,107	(158,807)

Capital share transactions:
Proceeds from sale of shares
A-Class	763,128	1,084,422
C-Class	2,037,451	3,744,708
H-Class	87,114,189	180,897,767
Cost of shares redeemed
A-Class	(796,242)	(622,298)
C-Class	(1,287,163)	(2,186,008)
H-Class	(104,941,577)	(173,747,207)
Net increase (decrease) from capital share transactions	(17,110,214)	9,171,384
Net increase (decrease) in net assets	(14,844,107)	9,012,577

Net assets:
Beginning of period	36,226,080	27,213,503
End of period	$21,381,973	$36,226,080
Accumulated net investment loss at end of period	$(110,124)	$(59,464)

Capital share activity:
Shares sold
A-Class	35,402	61,434
C-Class	106,540	239,487
H-Class	4,063,522	10,656,634
Shares redeemed
A-Class	(38,372)	(38,446)
C-Class	(68,679)	(141,911)
H-Class	(5,007,801)	(10,507,170)
Net increase (decrease) in shares	(909,388)	270,028

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 161

S&P SMALLCAP 600® PURE value FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.55	$17.07	$17.42	$19.60	$11.08	$26.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.01)	(.12)	(.13)	(.13)	.50
Net gain (loss) on investments (realized and unrealized)	3.18	2.49	(.23)	1.20	15.44	(15.61)
Total from investment operations	3.14	2.48	(.35)	1.07	15.31	(15.11)
Less distributions from:
Net investment income	—	—	—	—	(.03)	(.37)
Net realized gains	—	—	—	(3.25)	(6.76)	—
Total distributions	—	—	—	(3.25)	(6.79)	(.37)
Net asset value, end of period	$22.69	$19.55	$17.07	$17.42	$19.60	$11.08

Total Return[c]	16.06%	14.53%	(2.01%)	6.98%	150.09%	(57.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,733	$1,551	$961	$8,845	$5,529	$78
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.08%)	(0.71%)	(0.73%)	(0.62%)	2.04%
Total expenses	1.53%	1.51%	1.53%	1.53%	1.53%	1.54%
Portfolio turnover rate	208%	655%	744%	692%	443%	878%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.51	$15.40	$15.85	$18.27	$10.62	$25.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.13)	(.20)	(.23)	(.27)	.04
Net gain (loss) on investments (realized and unrealized)	2.84	2.24	(.25)	1.06	14.71	(14.76)
Total from investment operations	2.74	2.11	(.45)	.83	14.44	(14.72)
Less distributions from:
Net investment income	—	—	—	—	(.03)	(.37)
Net realized gains	—	—	—	(3.25)	(6.76)	—
Total distributions	—	—	—	(3.25)	(6.79)	(.37)
Net asset value, end of period	$20.25	$17.51	$15.40	$15.85	$18.27	$10.62

Total Return[c]	15.65%	13.70%	(2.84%)	6.12%	148.23%	(57.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,313	$3,932	$1,955	$2,243	$8,999	$691
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(0.84%)	(1.39%)	(1.37%)	(1.39%)	0.21%
Total expenses	2.28%	2.26%	2.26%	2.28%	2.28%	2.32%
Portfolio turnover rate	208%	655%	744%	692%	443%	878%

162 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600® PURE value FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.47	$17.00	$17.38	$19.57	$11.07	$26.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.06)	(.11)	(.11)	(.12)	.27
Net gain (loss) on investments (realized and unrealized)	3.15	2.53	(.27)	1.17	15.41	(15.36)
Total from investment operations	3.13	2.47	(.38)	1.06	15.29	(15.09)
Less distributions from:
Net investment income	—	—	—	—	(.03)	(.37)
Net realized gains	—	—	—	(3.25)	(6.76)	—
Total distributions	—	—	—	(3.25)	(6.79)	(.37)
Net asset value, end of period	$22.60	$19.47	$17.00	$17.38	$19.57	$11.07

Total Return[c]	16.08%	14.53%	(2.19%)	6.94%	150.07%	(57.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,336	$30,743	$24,298	$15,980	$216,500	$21,489
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.32%)	(0.69%)	(0.56%)	(0.62%)	1.40%
Total expenses	1.53%	1.51%	1.49%	1.54%	1.54%	1.55%
Portfolio turnover rate	208%	655%	744%	692%	443%	878%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 163

FUND PROFILE (Unaudited)	September 30, 2013

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the Europe STOXX 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)
Nestle S.A. ADR	3.3%
Novartis AG ADR	3.1%
HSBC Holdings plc ADR	2.9%
Vodafone Group plc ADR	2.7%
Roche Holding AG ADR	2.6%
Total S.A. ADR	2.1%
BP plc ADR	2.0%
GlaxoSmithKline plc ADR	1.9%
Royal Dutch Shell plc ADR	1.9%
British American Tobacco plc ADR	1.8%
Top Ten Total	24.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVESTMENT CONCENTRATION

At September 30, 2013, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
Britain	34.1%	$6,120,025
Switzerland	21.6%	3,862,227
Germany	15.2%	2,730,314
France	10.6%	1,894,519
Netherlands	5.9%	1,066,366
Spain	5.9%	1,060,540
Australia	2.2%	398,734
Belgium	1.8%	322,598
Other	2.7%	485,092
Total Common Stocks	100.0%	$17,940,415

164 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

europe 1.25x strategy FUND

	Shares	Value

COMMON STOCKS† - 61.3%

FINANCIALS - 14.0%
HSBC Holdings plc ADR	15,654	$849,386
Banco Santander S.A. ADR	55,254	451,425
BNP Paribas S.A. ADR	10,250	346,963
UBS AG	16,504	338,662
Allianz SE ADR	20,642	326,556
Banco Bilbao Vizcaya Argentaria S.A. ADR	28,215	315,444
Lloyds Banking Group plc ADR*	63,161	303,804
Barclays plc ADR	16,106	274,446
ING Groep N.V. ADR*	22,874	259,620
Credit Suisse Group AG ADR	7,672	234,380
Deutsche Bank AG	4,568	209,580
Zurich Insurance Group AG ADR	6,651	170,864
Total Financials		4,081,130
HEALTH CARE - 12.2%
Novartis AG ADR	11,882	911,469
Roche Holding AG ADR	11,484	775,515
GlaxoSmithKline plc ADR	10,908	547,254
Sanofi ADR	10,175	515,160
Bayer AG ADR	3,692	435,434
AstraZeneca plc ADR	7,243	376,129
Total Health Care		3,560,961
CONSUMER STAPLES - 10.8%
Nestle S.A. ADR	13,773	958,601
British American Tobacco plc ADR	5,095	535,739
Diageo plc ADR	3,008	382,257
Anheuser-Busch InBev N.V. ADR	3,252	322,598
Unilever N.V.	6,911	260,683
Reckitt Benckiser Group plc ADR††	16,043	234,860
Tesco plc ADR	13,353	234,479
Unilever plc ADR	5,911	228,046
Total Consumer Staples		3,157,263
ENERGY - 7.9%
Total S.A. ADR	10,524	609,549
BP plc ADR	13,706	576,063
Royal Dutch Shell plc ADR	8,314	546,064
Eni SpA ADR	6,455	297,124
BG Group plc ADR	14,834	282,736
Total Energy		2,311,536
MATERIALS - 4.7%
BHP Billiton Ltd. ADR	5,996	398,734
BASF SE ADR	4,099	393,504
Rio Tinto plc ADR	7,807	380,669
Air Liquide S.A. ADR	7,302	202,850
Total Materials		1,375,757
TELECOMMUNICATION SERVICES - 4.4%
Vodafone Group plc ADR	22,336	785,781
Telefonica S.A. ADR*	18,971	293,671
Deutsche Telekom AG ADR	14,962	218,445
Total Telecommunication Services		1,297,897
INDUSTRIALS - 3.1%
Siemens AG ADR	3,774	454,805
ABB Ltd. ADR	9,898	233,494
Schneider Electric S.A. ADR	13,033	219,997
Total Industrials		908,296
CONSUMER DISCRETIONARY - 2.1%
Daimler AG ADR††	4,991	389,287
Cie Financiere Richemont S.A. ADR	24,166	239,243
Total Consumer Discretionary		628,530
INFORMATION TECHNOLOGY - 1.7%
SAP AG ADR	4,095	302,702
Telefonaktiebolaget LM
Ericsson — Class B ADR	14,080	187,968
Total Information Technology		490,670
UTILITIES - 0.4%
National Grid plc ADR	2,174	128,375
Total Common Stocks
(Cost $17,058,150)		17,940,415

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 33.3%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$8,104,623	8,104,623
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	914,789	914,789
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	713,867	713,867
Total Repurchase Agreements
(Cost $9,733,279)		9,733,279
Total Investments - 94.6%
(Cost $26,791,429)		$27,673,694
Other Assets & Liabilities, net - 5.4%		1,570,594
Total Net Assets - 100.0%		$29,244,288

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
europe 1.25x strategy FUND

		unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $18,942,000)	112	$302,399

EQUITY FUTURES CONTRACTS PURCHASED††
December 2013 STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $18,694,623)	500	$(129,917)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

europe 1.25x strategy FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $17,058,150)	$17,940,415
Repurchase agreements, at value
(cost $9,733,279)	9,733,279
Total investments
(cost $26,791,429)	27,673,694
Segregated cash with broker	1,693,056
Cash	74,927
Receivables:
Fund shares sold	57,890
Dividends	33,857
Foreign taxes reclaim	10,191
Interest	5
Other assets	30,600
Total assets	29,574,220
Liabilities:
Foreign currency, at value	74,848
Payable for:
Variation margin	109,242
Fund shares redeemed	87,433
Management fees	19,997
Distribution and service fees	6,016
Transfer agent and administrative fees	5,555
Portfolio accounting fees	2,222
Miscellaneous	24,619
Total liabilities	329,932
Net assets	$29,244,288
Net assets consist of:
Paid in capital	$42,103,127
Accumulated net investment loss	(16,703)
Accumulated net realized loss on investments	(13,896,935)
Net unrealized appreciation on investments and foreign currency	1,054,799
Net assets	$29,244,288
A-Class:
Net assets	$2,927,972
Capital shares outstanding	184,677
Net asset value per share	$15.85
Maximum offering price per share
(Net asset value divided by 95.25%)	$16.64
C-Class:
Net assets	$785,393
Capital shares outstanding	55,303
Net asset value per share	$14.20
H-Class:
Net assets	$25,530,923
Capital shares outstanding	1,623,549
Net asset value per share	$15.73

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $6,502)	$165,791
Interest	580
Income from securities lending, net	47
Total investment income	166,418

Expenses:
Management fees	67,436
Transfer agent and administrative fees	18,732
Distribution and service fees:
A-Class	4,357
C-Class	1,991
H-Class	13,877
Portfolio accounting fees	7,493
Registration fees	6,584
Trustees’ fees*	1,391
Custodian fees	554
Line of credit fees	7
Miscellaneous	4,550
Total expenses	126,972
Net investment income	39,446

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(816,208)
Futures contracts	253,696
Foreign currency	8,443
Net realized loss	(554,069)
Net change in unrealized appreciation (depreciation) on:
Investments	699,587
Futures contracts	227,844
Foreign currency	59
Net change in unrealized appreciation (depreciation)	927,490
Net realized and unrealized gain	373,421
Net increase in net assets resulting from operations	$412,867

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 167

europe 1.25x strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$39,446	$(52,462)
Net realized gain (loss) on investments	(554,069)	3,559,313
Net change in unrealized appreciation (depreciation) on investments	927,490	178,740
Net increase in net assets resulting from operations	412,867	3,685,591

Distributions to shareholders from:
Net investment income
A-Class	—	(60,314)
C-Class	—	(2,197)
H-Class	—	(58,838)
Total distributions to shareholders	—	(121,349)

Capital share transactions:
Proceeds from sale of shares
A-Class	31,010,390	90,816,378
C-Class	2,648,703	5,587,424
H-Class	99,627,277	241,512,218
Distributions reinvested
A-Class	—	59,279
C-Class	—	2,187
H-Class	—	58,304
Cost of shares redeemed
A-Class	(31,675,355)	(90,230,686)
C-Class	(2,318,354)	(5,730,709)
H-Class	(85,530,900)	(239,461,432)
Net increase from capital share transactions	13,761,761	2,612,963
Net increase in net assets	14,174,628	6,177,205

Net assets:
Beginning of period	15,069,660	8,892,455
End of period	$29,244,288	$15,069,660
Accumulated net investment loss at end of period	$(16,703)	$(56,149)

Capital share activity:
Shares sold
A-Class	2,064,641	7,021,653
C-Class	194,410	486,881
H-Class	6,700,091	18,478,661
Shares issued from reinvestment of distributions
A-Class	—	4,388
C-Class	—	177
H-Class	—	4,309
Shares redeemed
A-Class	(2,156,446)	(6,804,798)
C-Class	(170,274)	(493,981)
H-Class	(5,833,900)	(18,342,051)
Net increase in shares	798,522	355,239

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

europe 1.25x strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.16	$12.57	$14.06	$14.18	$8.36	$22.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	(.03)	.10	.08	.04	.18
Net gain (loss) on investments (realized and unrealized)	1.61	1.65	(1.59)	(.20)	5.78	(14.07)
Total from investment operations	1.69	1.62	(1.49)	(.12)	5.82	(13.89)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$15.85	$14.16	$12.57	$14.06	$14.18	$8.36

Total Return[c]	11.94%	12.92%	(10.60%)	(0.85%)	69.62%	(62.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,928	$3,916	$694	$455	$463	$316
Ratios to average net assets:
Net investment income (loss)	1.08%	(0.23%)	0.77%	0.66%	0.33%	1.05%
Total expenses	1.68%	1.67%	1.67%	1.69%	1.66%	1.68%
Portfolio turnover rate	412%	903%	318%	515%	1,353%	384%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.89	$11.53	$12.97	$13.17	$7.83	$21.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.10)	— [d]	.03	(.04)	.07
Net gain (loss) on investments (realized and unrealized)	1.33	1.49	(1.44)	(.23)	5.38	(13.24)
Total from investment operations	1.31	1.39	(1.44)	(.20)	5.34	(13.17)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$14.20	$12.89	$11.53	$12.97	$13.17	$7.83

Total Return[c]	10.16%	12.09%	(11.10%)	(1.52%)	68.20%	(62.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$785	$402	$439	$638	$2,111	$754
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.83%)	0.03%	0.22%	(0.36%)	0.42%
Total expenses	2.43%	2.42%	2.43%	2.43%	2.42%	2.43%
Portfolio turnover rate	412%	903%	318%	515%	1,353%	384%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

europe 1.25x strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.20	$12.59	$14.06	$14.20	$8.36	$22.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.02)	.16	.09	.03	.21
Net gain (loss) on investments (realized and unrealized)	1.50	1.66	(1.63)	(.23)	5.81	(14.11)
Total from investment operations	1.53	1.64	(1.47)	(.14)	5.84	(13.90)
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Total distributions	—	(.03)	—	—	—	—
Net asset value, end of period	$15.73	$14.20	$12.59	$14.06	$14.20	$8.36

Total Return[c]	10.77%	13.06%	(10.46%)	(0.99%)	69.86%	(62.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,531	$10,752	$7,759	$23,238	$6,989	$4,739
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.18%)	1.22%	0.70%	0.21%	1.22%
Total expenses	1.67%	1.67%	1.68%	1.69%	1.70%	1.71%
Portfolio turnover rate	412%	903%	318%	515%	1,353%	384%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income is less than $0.01 per share.

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark.

The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
JAPAN 2x strategy FUND

	Face
	amount	Value

REPURCHASE AGREEMENTS††,1 - 87.9%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$5,317,092	$5,317,092
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	600,153	600,153
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	468,337	468,337
Total Repurchase Agreements
(Cost $6,385,582)		6,385,582
Total Investments - 87.9%
(Cost $6,385,582)		$6,385,582
Other Assets & Liabilities, net - 12.1%		882,620
Total Net Assets - 100.0%		$7,268,202

		unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Nikkei-225 Index
Futures Contracts
(Aggregate Value of
Contracts $14,571,775)	199	$161,560
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $14,502,225)	114	$158,475

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

172 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x strategy FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Repurchase agreements, at value
(cost $6,385,582)	$6,385,582
Segregated cash with broker	1,301,300
Receivables:
Fund shares sold	1,454
Interest	3
Other assets	37,149
Total assets	7,725,488
Liabilities:
Payable for:
Fund shares redeemed	373,544
Variation margin	69,842
Management fees	3,405
Distribution and service fees	1,407
Transfer agent and administrative fees	1,135
Portfolio accounting fees	454
Miscellaneous	7,499
Total liabilities	457,286
Net assets	$7,268,202
Net assets consist of:
Paid in capital	$8,787,911
Accumulated net investment loss	(108,820)
Accumulated net realized loss on investments	(1,730,924)
Net unrealized appreciation on investments	320,035
Net assets	$7,268,202
A-Class:
Net assets	$775,088
Capital shares outstanding	36,819
Net asset value per share	$21.05
Maximum offering price per share
(Net asset value divided by 95.25%)	$22.10
C-Class:
Net assets	$459,800
Capital shares outstanding	22,739
Net asset value per share	$20.22
H-Class:
Net assets	$6,033,314
Capital shares outstanding	285,690
Net asset value per share	$21.12

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$1,368
Total investment income	1,368

Expenses:
Management fees	39,302
Transfer agent and administrative fees	13,101
Distribution and service fees:
A-Class	2,053
C-Class	3,632
H-Class	10,140
Portfolio accounting fees	5,241
Custodian fees	617
Trustees’ fees*	352
Miscellaneous	8,050
Total expenses	82,488
Net investment loss	(81,120)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	37,149
Futures contracts	1,199,559
Net realized gain	1,236,708
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(1,198,696)
Net change in unrealized appreciation (depreciation)	(1,198,696)
Net realized and unrealized gain	38,012
Net decrease in net assets resulting from operations	$(43,108)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 173

JAPAN 2x strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(81,120)	$(66,743)
Net realized gain (loss) on investments	1,236,708	(139,216)
Net change in unrealized appreciation (depreciation) on investments	(1,198,696)	826,029
Net increase (decrease) in net assets resulting from operations	(43,108)	620,070

Capital share transactions:
Proceeds from sale of shares
A-Class	2,935,701	4,927,467
C-Class	4,715,858	742,044
H-Class	63,213,373	47,073,229
Cost of shares redeemed
A-Class	(4,410,953)	(4,579,922)
C-Class	(4,414,740)	(627,063)
H-Class	(66,018,740)	(43,007,680)
Net increase (decrease) from capital share transactions	(3,979,501)	4,528,075
Net increase (decrease) in net assets	(4,022,609)	5,148,145

Net assets:
Beginning of period	11,290,811	6,142,666
End of period	$7,268,202	$11,290,811
Accumulated net investment loss at end of period	$(108,820)	$(27,700)

Capital share activity:
Shares sold
A-Class	148,603	342,232
C-Class	251,125	55,951
H-Class	3,211,447	3,436,691
Shares redeemed
A-Class	(228,238)	(318,220)
C-Class	(243,045)	(50,642)
H-Class	(3,442,877)	(3,214,905)
Net increase (decrease) in shares	(302,985)	251,107

174 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.39	$15.45	$14.95	$16.49	$9.01	$25.12
Income (loss) from investment operations:
Net investment loss[b]	(.14)	(.20)	(.22)	(.24)	(.19)	(.06)
Net gain (loss) on investments (realized and unrealized)	3.80	2.14	.72	(1.30)	7.67	(16.24)
Total from investment operations	3.66	1.94	.50	(1.54)	7.48	(16.30)
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Total distributions	—	—	—	—	—	(.01)
Payments by affiliates	—	—	—	—	—	.20 [c]
Net asset value, end of period	$21.05	$17.39	$15.45	$14.95	$16.49	$9.01

Total Return[d]	21.05%	12.56%	3.34%	(9.34%)	83.02%	(64.10%)[c]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$775	$2,025	$1,428	$5,931	$2,234	$299
Ratios to average net assets:
Net investment loss	(1.49%)	(1.40%)	(1.49%)	(1.45%)	(1.42%)	(0.42%)
Total expenses	1.52%	1.51%	1.51%	1.55%	1.53%	1.53%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.76	$14.99	$14.60	$16.23	$8.94	$25.10
Income (loss) from investment operations:
Net investment loss[b]	(.21)	(.29)	(.31)	(.31)	(.31)	(.17)
Net gain (loss) on investments (realized and unrealized)	3.67	2.06	.70	(1.32)	7.60	(16.18)
Total from investment operations	3.46	1.77	.39	(1.63)	7.29	(16.35)
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Total distributions	—	—	—	—	—	(.01)
Payments by affiliates	—	—	—	—	—	.20 [c]
Net asset value, end of period	$20.22	$16.76	$14.99	$14.60	$16.23	$8.94

Total Return[d]	20.64%	11.81%	2.67%	(10.04%)	81.54%	(64.35%)[c]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$460	$246	$140	$189	$432	$879
Ratios to average net assets:
Net investment loss	(2.24%)	(2.15%)	(2.23%)	(2.18%)	(2.20%)	(0.98%)
Total expenses	2.27%	2.25%	2.26%	2.29%	2.28%	2.26%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 175

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.44	$15.49	$14.98	$16.48	$9.01	$25.12
Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.20)	(.22)	(.23)	(.21)	(.08)
Net gain (loss) on investments (realized and unrealized)	3.83	2.15	.73	(1.27)	7.68	(16.22)
Total from investment operations	3.68	1.95	.51	(1.50)	7.47	(16.30)
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Total distributions	—	—	—	—	—	(.01)
Payments by affiliates	—	—	—	—	—	.20 [c]
Net asset value, end of period	$21.12	$17.44	$15.49	$14.98	$16.48	$9.01

Total Return[d]	21.10%	12.59%	3.40%	(9.10%)	82.91%	(64.10%)[c]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,033	$9,020	$4,574	$5,356	$5,414	$6,531
Ratios to average net assets:
Net investment loss	(1.50%)	(1.40%)	(1.48%)	(1.44%)	(1.44%)	(0.55%)
Total expenses	1.52%	1.50%	1.51%	1.54%	1.53%	1.52%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 177

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 97.4%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$18,280,211	$18,280,211
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	2,063,333	2,063,333
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	1,610,148	1,610,148
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	296,387	296,387
Total Repurchase Agreements
(Cost $22,250,079)		22,250,079
Total Investments - 97.4%
(Cost $22,250,079)		$22,250,079
Other Assets & Liabilities, net - 2.6%		602,630
Total Net Assets - 100.0%		$22,852,709

		Unrealized
	Contracts	Loss

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $44,655,140)	556	$(903,851)

	Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International
November 2013 U.S. Dollar Index Swap,
Terminating 11/29/13[3]
(Notional Value $1,293,938)	16,116	$(5,068)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2013.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Repurchase agreements, at value
(cost $22,250,079)	$22,250,079
Segregated cash with broker	889,600
Receivables:
Fund shares sold	6,798
Interest	13
Total assets	23,146,490
Liabilities:
Unrealized depreciation on swap agreements	5,068
Payable for:
Fund shares redeemed	207,968
Variation margin	34,472
Management fees	16,747
Swap settlement	6,697
Distribution and service fees	6,021
Transfer agent and administrative fees	4,652
Portfolio accounting fees	1,861
Miscellaneous	10,295
Total liabilities	293,781
Net assets	$22,852,709
Net assets consist of:
Paid in capital	$45,479,132
Accumulated net investment loss	(306,672)
Accumulated net realized loss on investments	(21,410,832)
Net unrealized depreciation on investments	(908,919)
Net assets	$22,852,709
A-Class:
Net assets	$8,815,837
Capital shares outstanding	676,610
Net asset value per share	$13.03
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.68
C-Class:
Net assets	$2,206,060
Capital shares outstanding	181,059
Net asset value per share	$12.18
H-Class:
Net assets	$11,830,812
Capital shares outstanding	911,573
Net asset value per share	$12.98

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Interest	$3,170
Total investment income	3,170

Expenses:
Management fees	104,075
Transfer agent and administrative fees	28,910
Distribution and service fees:
A-Class	8,210
C-Class	16,193
H-Class	16,651
Portfolio accounting fees	11,564
Licensing fees	11,035
Custodian fees	1,556
Trustees’ fees*	1,534
Miscellaneous	16,746
Total expenses	216,474
Net investment loss	(213,304)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	138,604
Futures contracts	(1,322,648)
Net realized loss	(1,184,044)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(162,070)
Futures contracts	(1,036,132)
Net change in unrealized appreciation (depreciation)	(1,198,202)
Net realized and unrealized loss	(2,382,246)
Net decrease in net assets resulting from operations	$(2,595,550)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 179

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(213,304)	$(570,602)
Net realized gain (loss) on investments	(1,184,044)	2,848,327
Net change in unrealized appreciation (depreciation) on investments	(1,198,202)	1,035,107
Net increase (decrease) in net assets resulting from operations	(2,595,550)	3,312,832

Capital share transactions:
Proceeds from sale of shares
A-Class	17,816,547	48,521,608
C-Class	9,538,098	34,253,394
H-Class	37,281,573	176,827,477
Cost of shares redeemed
A-Class	(18,418,622)	(45,619,434)
C-Class	(10,615,731)	(34,994,261)
H-Class	(36,089,826)	(189,312,228)
Net decrease from capital share transactions	(487,961)	(10,323,444)
Net decrease in net assets	(3,083,511)	(7,010,612)

Net assets:
Beginning of period	25,936,220	32,946,832
End of period	$22,852,709	$25,936,220
Accumulated net investment loss at end of period	$(306,672)	$(93,368)

Capital share activity:
Shares sold
A-Class	1,284,661	3,515,259
C-Class	735,934	2,618,502
H-Class	2,684,809	12,735,724
Shares redeemed
A-Class	(1,339,702)	(3,294,726)
C-Class	(818,636)	(2,676,528)
H-Class	(2,616,882)	(13,533,620)
Net decrease in shares	(69,816)	(635,389)

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.25	$13.45	$13.46	$16.38	$19.64	$19.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.21)	(.22)	(.25)	(.25)	.02
Net gain (loss) on investments (realized and unrealized)	(1.10)	1.01	.21	(2.67)	(3.01)	6.50
Total from investment operations	(1.22)	.80	(.01)	(2.92)	(3.26)	6.52
Less distributions from:
Net realized gains	—	—	—	—	—	(6.73)
Total distributions	—	—	—	—	—	(6.73)
Net asset value, end of period	$13.03	$14.25	$13.45	$13.46	$16.38	$19.64

Total Return[c]	(8.56%)	5.95%	(0.07%)	(17.83%)	(16.60%)	30.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,816	$10,427	$6,875	$6,115	$16,833	$7,314
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.53%)	(1.62%)	(1.55%)	(1.57%)	0.07%
Total expenses	1.76%	1.66%	1.68%	1.71%	1.67%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$13.38	$12.71	$12.83	$15.74	$19.01	$19.42
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.30)	(.30)	(.35)	(.36)	(.14)
Net gain (loss) on investments (realized and unrealized)	(1.04)	.97	.18	(2.56)	(2.91)	6.46
Total from investment operations	(1.20)	.67	(.12)	(2.91)	(3.27)	6.32
Less distributions from:
Net realized gains	—	—	—	—	—	(6.73)
Total distributions	—	—	—	—	—	(6.73)
Net asset value, end of period	$12.18	$13.38	$12.71	$12.83	$15.74	$19.01

Total Return[c]	(8.97%)	5.27%	(0.94%)	(18.49%)	(17.20%)	30.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,206	$3,530	$4,091	$4,028	$10,594	$5,728
Ratios to average net assets:
Net investment loss	(2.50%)	(2.29%)	(2.36%)	(2.29%)	(2.31%)	(0.66%)
Total expenses	2.53%	2.42%	2.44%	2.46%	2.42%	2.44%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 181

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$14.20	$13.39	$13.40	$16.31	$19.56	$19.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.21)	(.22)	(.25)	(.25)	.02
Net gain (loss) on investments (realized and unrealized)	(1.10)	1.02	.21	(2.66)	(3.00)	6.44
Total from investment operations	(1.22)	.81	(.01)	(2.91)	(3.25)	6.46
Less distributions from:
Net realized gains	—	—	—	—	—	(6.73)
Total distributions	—	—	—	—	—	(6.73)
Net asset value, end of period	$12.98	$14.20	$13.39	$13.40	$16.31	$19.56

Total Return[c]	(8.59%)	6.05%	(0.07%)	(17.84%)	(16.62%)	30.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,831	$11,979	$21,982	$20,733	$60,944	$22,147
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.53%)	(1.62%)	(1.55%)	(1.57%)	0.08%
Total expenses	1.77%	1.66%	1.69%	1.72%	1.67%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

182 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 183

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
WEAKENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 96.3%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$7,462,218	$7,462,218
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	842,279	842,279
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	657,283	657,283
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	84,187	84,187
Total Repurchase Agreements
(Cost $9,045,967)		9,045,967
Total Investments - 96.3%
(Cost $9,045,967)		$9,045,967
Other Assets & Liabilities, net - 3.7%		344,500
Total Net Assets - 100.0%		$9,390,467

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $17,990,560)	224	$350,597

	Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
November 2013 U.S. Dollar Index Swap,
Terminating 11/29/13[3]
(Notional Value $811,134)	10,102	$19,083

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2013.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

184 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Repurchase agreements, at value
(cost $9,045,967)	$9,045,967
Segregated cash with broker	360,000
Unrealized appreciation on swap agreements	19,083
Receivables:
Variation margin	13,947
Fund shares sold	1,804
Interest	5
Total assets	9,440,806
Liabilities:
Payable for:
Fund shares redeemed	16,184
Swap settlement	11,408
Licensing fees	8,554
Management fees	6,311
Distribution and service fees	2,663
Transfer agent and administrative fees	1,753
Portfolio accounting fees	701
Miscellaneous	2,765
Total liabilities	50,339
Net assets	$9,390,467
Net assets consist of:
Paid in capital	$24,828,613
Accumulated net investment loss	(169,040)
Accumulated net realized loss on investments	(15,638,786)
Net unrealized appreciation on investments	369,680
Net assets	$9,390,467
A-Class:
Net assets	$1,203,729
Capital shares outstanding	67,165
Net asset value per share	$17.92
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.81
C-Class:
Net assets	$1,528,844
Capital shares outstanding	91,967
Net asset value per share	$16.62
H-Class:
Net assets	$6,657,894
Capital shares outstanding	372,228
Net asset value per share	$17.89

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Interest	$1,567
Total investment income	1,567

Expenses:
Management fees	47,687
Transfer agent and administrative fees	13,247
Distribution and service fees:
A-Class	2,482
C-Class	8,854
H-Class	8,551
Portfolio accounting fees	5,299
Licensing fees	7,216
Trustees’ fees*	852
Custodian fees	563
Miscellaneous	7,567
Total expenses	102,318
Net investment loss	(100,751)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(116,313)
Futures contracts	(170,001)
Net realized loss	(286,314)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	81,309
Futures contracts	403,594
Net change in unrealized appreciation (depreciation)	484,903
Net realized and unrealized gain	198,589
Net increase in net assets resulting from operations	$97,838

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 185

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(100,751)	$(280,568)
Net realized loss on investments	(286,314)	(1,135,991)
Net change in unrealized appreciation (depreciation) on investments	484,903	(591,726)
Net increase (decrease) in net assets resulting from operations	97,838	(2,008,285)

Capital share transactions:
Proceeds from sale of shares
A-Class	12,852,617	26,292,609
C-Class	5,722,373	5,700,939
H-Class	14,412,753	77,055,138
Cost of shares redeemed
A-Class	(12,756,039)	(27,378,877)
C-Class	(5,919,189)	(6,540,815)
H-Class	(18,110,919)	(79,287,767)
Net decrease from capital share transactions	(3,798,404)	(4,158,773)
Net decrease in net assets	(3,700,566)	(6,167,058)

Net assets:
Beginning of period	13,091,033	19,258,091
End of period	$9,390,467	$13,091,033
Accumulated net investment loss at end of period	$(169,040)	$(68,289)

Capital share activity:
Shares sold
A-Class	737,033	1,439,290
C-Class	356,230	336,378
H-Class	832,605	4,279,770
Shares redeemed
A-Class	(749,251)	(1,511,880)
C-Class	(371,097)	(388,412)
H-Class	(1,054,446)	(4,401,489)
Net decrease in shares	(248,926)	(246,343)

186 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.95	$18.95	$20.34	$17.98	$16.38	$29.27
Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.28)	(.33)	(.28)	(.30)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.12	(1.72)	(1.06)	2.64	1.90	(8.77)
Total from investment operations	.97	(2.00)	(1.39)	2.36	1.60	(8.84)
Less distributions from:
Net investment income	—	—	—	—	—	(1.28)
Net realized gains	—	—	—	—	—	(2.77)
Total distributions	—	—	—	—	—	(4.05)
Net asset value, end of period	$17.92	$16.95	$18.95	$20.34	$17.98	$16.38

Total Return[c]	5.72%	(10.55%)	(6.83%)	13.13%	9.77%	(29.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,204	$1,346	$2,881	$5,576	$6,753	$17,642
Ratios to average net assets:
Net investment loss	(1.75%)	(1.53%)	(1.62%)	(1.54%)	(1.57%)	(0.30%)
Total expenses	1.78%	1.65%	1.70%	1.71%	1.68%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$15.79	$17.79	$19.23	$17.12	$15.73	$28.53
Income (loss) from investment operations:
Net investment loss[b]	(.20)	(.38)	(.44)	(.39)	(.43)	(.21)
Net gain (loss) on investments (realized and unrealized)	1.03	(1.62)	(1.00)	2.50	1.82	(8.54)
Total from investment operations	.83	(2.00)	(1.44)	2.11	1.39	(8.75)
Less distributions from:
Net investment income	—	—	—	—	—	(1.28)
Net realized gains	—	—	—	—	—	(2.77)
Total distributions	—	—	—	—	—	(4.05)
Net asset value, end of period	$16.62	$15.79	$17.79	$19.23	$17.12	$15.73

Total Return[c]	5.26%	(11.24%)	(7.49%)	12.32%	8.84%	(30.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,529	$1,687	$2,826	$3,963	$5,314	$8,687
Ratios to average net assets:
Net investment loss	(2.52%)	(2.27%)	(2.36%)	(2.29%)	(2.32%)	(0.93%)
Total expenses	2.55%	2.39%	2.44%	2.46%	2.43%	2.45%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 187

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.93	$18.93	$20.32	$17.96	$16.37	$29.25
Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.27)	(.32)	(.28)	(.30)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.11	(1.73)	(1.07)	2.64	1.89	(8.80)
Total from investment operations	.96	(2.00)	(1.39)	2.36	1.59	(8.83)
Less distributions from:
Net investment income	—	—	—	—	—	(1.28)
Net realized gains	—	—	—	—	—	(2.77)
Total distributions	—	—	—	—	—	(4.05)
Net asset value, end of period	$17.89	$16.93	$18.93	$20.32	$17.96	$16.37

Total Return[c]	5.67%	(10.57%)	(6.84%)	13.14%	9.71%	(29.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,658	$10,058	$13,551	$23,432	$30,036	$60,249
Ratios to average net assets:
Net investment loss	(1.78%)	(1.52%)	(1.61%)	(1.54%)	(1.57%)	(0.13%)
Total expenses	1.81%	1.64%	1.69%	1.71%	1.68%	1.70%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 86.6%
U.S. Treasury Bond
3.62% due 08/15/43	$50,954,000	$50,380,767
Total U.S. Government Securities
(Cost $48,783,887)		50,380,767
REPURCHASE AGREEMENTS††,1 - 19.9%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	9,651,605	9,651,605
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	1,089,401	1,089,401
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	850,128	850,128
Total Repurchase Agreements
(Cost $11,591,134)		11,591,134
Total Investments - 106.5%
(Cost $60,375,021)		$61,971,901
Other Assets & Liabilities, net - (6.5)%		(3,773,189)
Total Net Assets - 100.0%		$58,198,712

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $20,874,000)	147	$667,976

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

190 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $48,783,887)	$50,380,767
Repurchase agreements, at value
(cost $11,591,134)	11,591,134
Total investments
(cost $60,375,021)	61,971,901
Cash	87,000,378
Segregated cash with broker	4,578,525
Receivables:
Securities sold	92,151,500
Interest	1,097,036
Fund shares sold	84,683
Total assets	246,884,023
Liabilities:
Payable for:
Fund shares redeemed	187,553,168
Variation margin	312,492
Management fees	80,151
Distribution and service fees	64,467
Transfer agent and administrative fees	32,061
Portfolio accounting fees	15,989
Miscellaneous	626,983
Total liabilities	188,685,311
Net assets	$58,198,712
Net assets consist of:
Paid in capital	$103,437,078
Undistributed net investment income	2,334
Accumulated net realized loss on investments	(47,505,556)
Net unrealized appreciation on investments	2,264,856
Net assets	$58,198,712
Investor Class:
Net assets	$26,041,266
Capital shares outstanding	1,789,259
Net asset value per share	$14.55
Advisor Class:
Net assets	$17,641,471
Capital shares outstanding	1,229,374
Net asset value per share	$14.35
A-Class:
Net assets	$11,020,968
Capital shares outstanding	753,808
Net asset value per share	$14.62
Maximum offering price per share
(Net asset value divided by 95.25%)	$15.35
C-Class:
Net assets	$3,495,007
Capital shares outstanding	240,397
Net asset value per share	$14.54

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$2,916,266
Total investment income	2,916,266
Expenses:
Management fees	665,152
Transfer agent and administrative fees	266,064
Distribution and service fees:
Advisor Class	339,707
A-Class	11,763
C-Class	19,868
Portfolio accounting fees	124,914
Custodian fees	15,867
Trustees’ fees*	14,375
Line of credit fees	383
Miscellaneous	199,784
Total expenses	1,657,877
Net investment income	1,258,389
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(25,055,021)
Futures contracts	(18,606,531)
Net realized loss	(43,661,552)
Net change in unrealized appreciation
(depreciation) on:
Investments	(673,736)
Futures contracts	1,485,390
Net change in unrealized appreciation
(depreciation)	811,654
Net realized and unrealized loss	(42,849,898)
Net decrease in net assets resulting
from operations	$(41,591,509)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 191

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,258,389	$2,593,966
Net realized gain (loss) on investments	(43,661,552)	27,126,384
Net change in unrealized appreciation (depreciation) on investments	811,654	1,096,853
Net increase (decrease) in net assets resulting from operations	(41,591,509)	30,817,203

Distributions to shareholders from:
Net investment income
Investor Class	(719,787)	(2,127,527)
Advisor Class	(479,727)	(551,392)
A-Class	(50,851)	(66,997)
C-Class	(5,690)	(24,074)
Net realized gains
Investor Class	—	(623,474)
Advisor Class	—	(95,242)
A-Class	—	(10,206)
C-Class	—	(24,298)
Total distributions to shareholders	(1,256,055)	(3,523,210)

Capital share transactions:
Proceeds from sale of shares
Investor Class	833,399,441	4,398,937,441
Advisor Class	4,177,400,054	2,577,283,551
A-Class	53,225,590	169,090,892
C-Class	17,058,279	58,589,050
Distributions reinvested
Investor Class	693,711	2,688,476
Advisor Class	479,161	641,252
A-Class	18,719	50,869
C-Class	5,104	44,860
Cost of shares redeemed
Investor Class	(1,083,328,820)	(4,168,594,233)
Advisor Class	(4,229,930,996)	(2,508,113,796)
A-Class	(55,976,741)	(163,895,099)
C-Class	(17,711,127)	(58,947,953)
Net increase (decrease) from capital share transactions	(304,667,625)	307,775,310
Net increase (decrease) in net assets	(347,515,189)	335,069,303

Net assets:
Beginning of period	405,713,901	70,644,598
End of period	$58,198,712	$405,713,901
Undistributed net investment income at end of period	$2,334	$—

Capital share activity:
Shares sold
Investor Class	53,765,293	263,692,387
Advisor Class	276,660,318	158,020,133
A-Class	3,388,495	10,204,545
C-Class	1,108,500	3,483,146
Shares issued from reinvestment of distributions
Investor Class	43,909	156,605
Advisor Class	32,229	37,497
A-Class	1,244	2,987
C-Class	350	2,617
Shares redeemed
Investor Class	(69,431,615)	(249,368,699)
Advisor Class	(281,923,075)	(152,382,645)
A-Class	(3,588,677)	(9,984,222)
C-Class	(1,152,558)	(3,500,820)
Net increase (decrease) in shares	(21,095,587)	20,363,531

192 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.18	$14.91	$11.43	$10.96	$13.74	$11.78
Income (loss) from investment operations:
Net investment income[b]	.10	.19	.32	.36	.36	.36
Net gain (loss) on investments (realized and unrealized)	(1.62)	1.40	3.48	.47	(2.78)	1.97
Total from investment operations	(1.52)	1.59	3.80	.83	(2.42)	2.33
Less distributions from:
Net investment income	(.11)	(.24)	(.32)	(.36)	(.36)	(.37)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.11)	(.32)	(.32)	(.36)	(.36)	(.37)
Net asset value, end of period	$14.55	$16.18	$14.91	$11.43	$10.96	$13.74

Total Return[c]	(9.43%)	10.63%	33.38%	7.42%	(17.71%)	20.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,041	$281,800	$43,709	$44,707	$282,388	$43,237
Ratios to average net assets:
Net investment income	1.23%	1.15%	2.24%	3.03%	3.16%	2.79%
Total expenses	0.97%	0.95%	0.95%	0.98%	0.98%	0.98%
Portfolio turnover rate	1,226%	1,759%	2,322%	1,930%	1,503%	1,794%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.08	$14.78	$11.36	$10.88	$13.66	$11.72
Income (loss) from investment operations:
Net investment income[b]	.05	.11	.25	.31	.32	.31
Net gain (loss) on investments (realized and unrealized)	(1.71)	1.42	3.42	.47	(2.80)	1.93
Total from investment operations	(1.66)	1.53	3.67	.78	(2.48)	2.24
Less distributions from:
Net investment income	(.07)	(.15)	(.25)	(.30)	(.30)	(.30)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.07)	(.23)	(.25)	(.30)	(.30)	(.30)
Net asset value, end of period	$14.35	$16.08	$14.78	$11.36	$10.88	$13.66

Total Return[c]	(10.06%)	10.21%	32.56%	7.03%	(18.18%)	19.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,641	$103,845	$11,600	$31,420	$28,990	$7,867
Ratios to average net assets:
Net investment income	0.71%	0.63%	1.77%	2.46%	2.76%	2.49%
Total expenses	1.46%	1.43%	1.45%	1.48%	1.48%	1.48%
Portfolio turnover rate	1,226%	1,759%	2,322%	1,930%	1,503%	1,794%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.24	$14.92	$11.45	$10.96	$13.75	$11.79
Income (loss) from investment operations:
Net investment income[b]	.09	.16	.29	.33	.33	.34
Net gain (loss) on investments (realized and unrealized)	(1.62)	1.43	3.47	.49	(2.79)	1.95
Total from investment operations	(1.53)	1.59	3.76	.82	(2.46)	2.29
Less distributions from:
Net investment income	(.09)	(.19)	(.29)	(.33)	(.33)	(.33)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.09)	(.27)	(.29)	(.33)	(.33)	(.33)
Net asset value, end of period	$14.62	$16.24	$14.92	$11.45	$10.96	$13.75

Total Return[c]	(9.44%)	10.62%	33.00%	7.35%	(17.98%)	19.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,021	$15,476	$10,885	$2,753	$5,576	$11,119
Ratios to average net assets:
Net investment income	1.08%	0.94%	2.02%	2.75%	2.84%	2.74%
Total expenses	1.22%	1.20%	1.20%	1.23%	1.24%	1.23%
Portfolio turnover rate	1,226%	1,759%	2,322%	1,930%	1,503%	1,794%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$16.17	$14.88	$11.42	$10.94	$13.72	$11.77
Income (loss) from investment operations:
Net investment income[b]	.03	.05	.19	.24	.25	.25
Net gain (loss) on investments (realized and unrealized)	(1.64)	1.40	3.45	.48	(2.78)	1.94
Total from investment operations	(1.61)	1.45	3.64	.72	(2.53)	2.19
Less distributions from:
Net investment income	(.02)	(.08)	(.18)	(.24)	(.25)	(.24)
Net realized gains	—	(.08)	—	—	—	—
Total distributions	(.02)	(.16)	(.18)	(.24)	(.25)	(.24)
Net asset value, end of period	$14.54	$16.17	$14.88	$11.42	$10.94	$13.72

Total Return[c]	(9.94%)	9.69%	32.01%	6.47%	(18.56%)	18.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,495	$4,594	$4,451	$6,091	$12,695	$5,502
Ratios to average net assets:
Net investment income	0.40%	0.31%	1.32%	1.93%	2.17%	2.00%
Total expenses	1.97%	1.94%	1.95%	1.97%	2.00%	1.97%
Portfolio turnover rate	1,226%	1,759%	2,322%	1,930%	1,503%	1,794%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

194 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001

The Fund invests principally in short sales and derivative investments such as futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 195

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 51.3%
Farmer Mac[1]
0.01% due 10/01/13	$100,000,000	$100,000,000
0.08% due 01/15/14	15,082,000	15,081,109
0.11% due 03/25/14	15,000,000	14,997,810
0.07% due 03/25/14	15,000,000	14,997,810
0.10% due 04/01/14	15,000,000	14,996,970
0.16% due 02/25/14	10,000,000	9,998,780
0.10% due 04/25/14	9,491,000	9,488,827
Total Farmer Mac		179,561,306
Freddie Mac[2]
0.12% due 10/16/13	15,000,000	14,999,880
0.08% due 02/24/14	15,000,000	14,998,170
0.09% due 03/13/14	15,000,000	14,997,960
0.11% due 06/10/14	15,000,000	14,993,700
Total Freddie Mac		59,989,710
Federal Home Loan Bank[1]
0.15% due 03/26/14	28,600,000	28,595,796
0.10% due 04/25/14	10,000,000	9,997,710
Total Federal Home Loan Bank		38,593,506
Fannie Mae[2]
0.07% due 01/03/14	15,000,000	14,999,220
0.12% due 02/18/14	10,000,000	9,998,830
Total Fannie Mae		24,998,050
Total Federal Agency Discount Notes
(Cost $303,078,622)		303,142,572
FEDERAL AGENCY NOTES†† - 2.5%
Federal Home Loan Bank[1]
0.09% due 02/12/14	15,000,000	15,000,540
Total Federal Agency Notes
(Cost $15,000,000)		15,000,540
REPURCHASE AGREEMENTS†† - 53.2%
Individual Repurchase Agreement[3]
Barclays Capital issued 09/30/13
at (0.05)% due 10/01/13
(secured by a U.S. Treasury
Bond, at rate of 3.63% and
maturing 08/15/43 as collateral,
with a value of $255,478,703
to be repurchased at $250,468,968	250,469,316	250,469,316
Joint Repurchase Agreements[4]
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	53,325,588	53,325,588
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	6,018,992	6,018,992
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	4,696,996	4,696,996
Total Repurchase Agreements
(Cost $314,510,892)		314,510,892
Total Long Investments - 107.0%
(Cost $632,589,514)		$632,654,004
U.S. GOVERNMENT SECURITIES SOLD SHORT† - (48.3)%
U.S. Treasury Bond
3.62% due 08/15/43	288,919,000	(285,668,661)
Total U.S. Government Securities Sold Short
(Proceeds $279,046,954)		(285,668,661)
Other Assets & Liabilities, net - 41.3%		244,009,896
Total Net Assets - 100.0%		$590,995,239

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $341,652,000)	2,406	(2,497,317)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	All or a portion of this security is pledged as short collateral at September 30, 2013.
[4]	Repurchase Agreements — See Note 5.

196 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2013

Assets:
Investments, at value
(cost $318,078,622)	$318,143,112
Repurchase agreements, at value
(cost $314,510,892)	314,510,892
Total investments
(cost $632,589,514)	632,654,004
Segregated cash with broker	3,847,950
Receivables:
Fund shares sold	209,750,983
Securities sold	32,431,000
Variation margin	315,157
Interest	153,380
Total assets	879,152,474
Liabilities:
Securities sold short, at value
(proceeds $279,046,954)	285,668,661
Payable for:
Fund shares redeemed	433,144
Management fees	307,359
Distribution and service fees	90,437
Transfer agent and administrative fees	85,377
Portfolio accounting fees	29,957
Miscellaneous	1,542,300
Total liabilities	288,157,235
Net assets	$590,995,239
Net assets consist of:
Paid in capital	$1,023,333,647
Accumulated net investment loss	(9,231,465)
Accumulated net realized loss on investments	(414,052,409)
Net unrealized depreciation on investments	(9,054,534)
Net assets	$590,995,239
Investor Class:
Net assets	$237,247,866
Capital shares outstanding	24,469,224
Net asset value per share	$9.70
Advisor Class:
Net assets	$216,096,485
Capital shares outstanding	23,464,441
Net asset value per share	$9.21
A-Class:
Net assets	$70,865,142
Capital shares outstanding	7,518,521
Net asset value per share	$9.43
Maximum offering price per share (Net asset value divided by 95.25%)	$9.90
C-Class:
Net assets	$66,785,746
Capital shares outstanding	7,815,611
Net asset value per share	$8.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2013

Investment Income:
Interest	$50,009
Total investment income	50,009
Expenses:
Management fees	1,791,533
Transfer agent and administrative fees	497,648
Distribution and service fees:
Advisor Class	221,784
A-Class	63,832
C-Class	301,345
Portfolio accounting fees	177,535
Short interest expense	3,183,816
Custodian fees	21,235
Trustees’ fees*	19,318
Line of credit fees	923
Miscellaneous	293,509
Total expenses	6,572,478
Net investment loss	(6,522,469)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	23,516,584
Securities sold short	16,828,560
Net realized gain	40,345,144
Net change in unrealized appreciation (depreciation) on:
Investments	60,467
Securities sold short	(5,415,305)
Futures contracts	(2,292,969)
Net change in unrealized appreciation (depreciation)	(7,647,807)
Net realized and unrealized gain	32,697,337
Net increase in net assets resulting from operations	$26,174,868

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 197

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(6,522,469)	$(10,875,290)
Net realized gain (loss) on investments	40,345,144	(17,708,508)
Net change in unrealized appreciation (depreciation) on investments	(7,647,807)	(24,405,350)
Net increase (decrease) in net assets resulting from operations	26,174,868	(52,989,148)

Capital share transactions:
Proceeds from sale of shares
Investor Class	790,213,663	3,594,467,805
Advisor Class	3,319,462,468	2,168,935,484
A-Class	72,351,943	100,243,846
C-Class	19,350,756	19,297,982
Cost of shares redeemed
Investor Class	(711,875,693)	(3,668,091,952)
Advisor Class	(3,116,722,095)	(2,344,063,973)
A-Class	(38,392,331)	(101,709,475)
C-Class	(13,329,111)	(26,000,280)
Net increase (decrease) from capital share transactions	321,059,600	(256,920,563)
Net increase (decrease) in net assets	347,234,468	(309,909,711)

Net assets:
Beginning of period	243,760,771	553,670,482
End of period	$590,995,239	$243,760,771
Accumulated net investment loss at end of period	$(9,231,465)	$(2,708,996)

Capital share activity:
Shares sold
Investor Class	84,876,624	415,498,961
Advisor Class	373,189,275	260,105,303
A-Class	7,765,990	11,795,275
C-Class	2,338,943	2,497,307
Shares redeemed
Investor Class	(76,764,047)	(424,741,010)
Advisor Class	(351,136,266)	(280,261,535)
A-Class	(4,087,003)	(11,940,868)
C-Class	(1,640,125)	(3,412,838)
Net increase (decrease) in shares	34,543,391	(30,459,405)

198 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Investor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$8.79	$9.67	$13.08	$14.65	$13.32	$16.81
Income (loss) from investment operations:
Net investment loss[b]	(.14)	(.24)	(.43)	(.62)	(.33)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.05	(.64)	(2.98)	(.95)	1.66	(3.38)
Total from investment operations	.91	(.88)	(3.41)	(1.57)	1.33	(3.49)
Net asset value, end of period	$9.70	$8.79	$9.67	$13.08	$14.65	$13.32

Total Return[c]	10.35%	(9.10%)	(26.07%)	(10.72%)	9.98%	(20.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$237,248	$143,739	$247,454	$406,031	$376,574	$269,155
Ratios to average net assets:
Net investment loss	(3.08%)	(2.82%)	(3.99%)	(4.78%)	(2.23%)	(0.72%)
Total expenses[d]	3.10%	2.99%	4.13%	5.06%	2.53%	2.80%
Portfolio turnover rate	589%	1,309%	1,107%	771%	985%	584%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$8.34	$9.23	$12.60	$14.17	$12.95	$16.41
Income (loss) from investment operations:
Net investment loss[b]	(.14)	(.27)	(.41)	(.66)	(.39)	(.18)
Net gain (loss) on investments (realized and unrealized)	1.01	(.62)	(2.96)	(.91)	1.61	(3.28)
Total from investment operations	.87	(.89)	(3.37)	(1.57)	1.22	(3.46)
Net asset value, end of period	$9.21	$8.34	$9.23	$12.60	$14.17	$12.95

Total Return[c]	10.43%	(9.64%)	(26.75%)	(11.08%)	9.42%	(21.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$216,096	$11,776	$199,137	$44,798	$66,668	$35,153
Ratios to average net assets:
Net investment loss	(3.13%)	(3.29%)	(4.22%)	(5.28%)	(2.79%)	(1.19%)
Total expenses[d]	3.15%	3.45%	4.38%	5.56%	3.09%	3.36%
Portfolio turnover rate	589%	1,309%	1,107%	771%	985%	584%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 199

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$8.55	$9.44	$12.80	$14.36	$13.10	$16.57
Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.27)	(.45)	(.64)	(.35)	(.15)
Net gain (loss) on investments (realized and unrealized)	1.03	(.62)	(2.91)	(.92)	1.61	(3.32)
Total from investment operations	.88	(.89)	(3.36)	(1.56)	1.26	(3.47)
Net asset value, end of period	$9.43	$8.55	$9.44	$12.80	$14.36	$13.10

Total Return[c]	10.29%	(9.43%)	(26.25%)	(10.86%)	9.62%	(20.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,865	$32,842	$37,607	$73,475	$80,151	$54,574
Ratios to average net assets:
Net investment loss	(3.36%)	(3.20%)	(4.24%)	(5.03%)	(2.47%)	(0.94%)
Total expenses[d]	3.39%	3.37%	4.38%	5.31%	2.77%	3.00%
Portfolio turnover rate	589%	1,309%	1,107%	771%	985%	584%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$7.78	$8.65	$11.82	$13.36	$12.28	$15.65
Income (loss) from investment operations:
Net investment loss[b]	(.17)	(.30)	(.48)	(.68)	(.43)	(.25)
Net gain (loss) on investments (realized and unrealized)	.94	(.57)	(2.69)	(.86)	1.51	(3.12)
Total from investment operations	.77	(.87)	(3.17)	(1.54)	1.08	(3.37)
Net asset value, end of period	$8.55	$7.78	$8.65	$11.82	$13.36	$12.28

Total Return[c]	9.90%	(10.06%)	(26.82%)	(11.53%)	8.79%	(21.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,786	$55,404	$69,472	$114,470	$140,451	$123,413
Ratios to average net assets:
Net investment loss	(4.08%)	(3.96%)	(4.98%)	(5.78%)	(3.17%)	(1.70%)
Total expenses[d]	4.11%	4.13%	5.12%	6.06%	3.47%	3.81%
Portfolio turnover rate	589%	1,309%	1,107%	771%	985%	584%

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the period and years ended would be:

	09/30/13	03/28/13	03/31/12	03/31/11	03/31/10	03/31/09
Investor Class	1.41%	1.39%	1.39%	1.42%	1.41%	1.41%
Advisor Class	1.90%	1.88%	1.87%	1.91%	1.91%	1.91%
A-Class	1.66%	1.64%	1.65%	1.67%	1.66%	1.65%
C-Class	2.41%	2.39%	2.40%	2.42%	2.41%	2.41%

200 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 201

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE TRADED FUNDS† - 1.9%
iShares iBoxx $ High Yield
Corporate Bond ETF	18,098	$1,657,053
Total Exchange Traded Funds
(Cost $1,589,673)		1,657,053
	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 93.6%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$70,553,888	70,553,888
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	7,963,593	7,963,593
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	6,214,491	6,214,491
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	220,034	220,034
Total Repurchase Agreements
(Cost $84,952,006)		84,952,006
Total Investments - 95.5%
(Cost $86,541,679)		$86,609,059
Other Assets & Liabilities, net - 4.5%		4,120,243
Total Net Assets - 100.0%		$90,729,302

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $74,090,250)	612	$725,746

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,3
		Protection				Upfront
		Premium	Maturity	Notional	Notional	Payments	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Depreciation
CDX.NA.HY-21 Index	Goldman Sachs International	5.00%	12/20/18	$10,000,000	$(10,437,500)	$461,773	$(24,273)
CDX.NA.HY-21 Index	Barclays Bank plc	5.00%	12/20/18	74,300,000	(77,550,625)	3,430,975	(180,350)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as credit default swap collateral at September 30, 2013.
[3]	Credit Default Swaps — See Note 6.

202 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Investments, at value
(cost $1,589,673)	$1,657,053
Repurchase agreements, at value
(cost $84,952,006)	84,952,006
Total investments
(cost $86,541,679)	86,609,059
Segregated cash with broker	1,433,087
Unamortized upfront payments paid
on credit default swaps	3,892,748
Receivables:
Protection fees on credit default swaps	131,824
Fund shares sold	77,263
Variation margin	53,026
Credit default swaps settlement	42,295
Interest	84
Total assets	92,239,386
Liabilities:
Unrealized depreciation on swap agreements	204,623
Overdraft due to custodian bank	3
Payable for:
Fund shares redeemed	1,064,388
Management fees	31,316
Distribution and service fees	13,219
Transfer agent and administrative fees	10,439
Portfolio accounting fees	4,175
Custodian fees	493
Miscellaneous	181,428
Total liabilities	1,510,084
Net assets	$90,729,302
Net assets consist of:
Paid in capital	$59,105,235
Undistributed net investment income	5,015,420
Accumulated net realized gain on investments	26,020,144
Net unrealized appreciation on investments	588,503
Net assets	$90,729,302
A-Class:
Net assets	$17,469,382
Capital shares outstanding	677,382
Net asset value per share	$25.79
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.08
C-Class:
Net assets	$4,311,928
Capital shares outstanding	177,165
Net asset value per share	$24.34
H-Class:
Net assets	$68,947,992
Capital shares outstanding	2,669,308
Net asset value per share	$25.83

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Dividends	$621,965
Interest	42,647
Income from securities lending, net	7,401
Total investment income	672,013

Expenses:
Management fees	763,998
Transfer agent and administrative fees	254,666
Distribution and service fees:
A-Class	15,891
C-Class	31,513
H-Class	230,897
Portfolio accounting fees	92,713
Registration fees	95,005
Trustees’ fees*	20,711
Custodian fees	8,304
Prime broker interest expense	1,248
Miscellaneous	53,293
Total expenses	1,568,239
Net investment loss	(896,226)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	393,833
Swap agreements	6,491,975
Futures contracts	(2,919,840)
Net realized gain	3,965,968
Net change in unrealized appreciation
(depreciation) on:
Investments	(1,097,451)
Swap agreements	(946,590)
Futures contracts	362,984
Net change in unrealized appreciation
(depreciation)	(1,681,057)
Net realized and unrealized gain	2,284,911
Net increase in net assets resulting
from operations	$1,388,685

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 203

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(896,226)	$(3,556,053)
Net realized gain on investments	3,965,968	38,742,737
Net change in unrealized appreciation (depreciation) on investments	(1,681,057)	4,323,218
Net increase in net assets resulting from operations	1,388,685	39,509,902

Distributions to shareholders from:
Net investment income
A-Class	—	(512,061)
C-Class	—	(118,088)
H-Class	—	(7,099,893)
Net realized gains
A-Class	—	(289,960)
C-Class	—	(66,869)
H-Class	—	(4,020,392)
Total distributions to shareholders	—	(12,107,263)

Capital share transactions:
Proceeds from sale of shares
A-Class	94,291,478	180,394,541
C-Class	14,925,329	58,421,116
H-Class	360,607,609	857,060,522
Distributions reinvested
A-Class	—	378,053
C-Class	—	169,710
H-Class	—	10,977,334
Cost of shares redeemed
A-Class	(88,121,779)	(183,362,099)
C-Class	(17,656,328)	(59,616,169)
H-Class	(726,554,110)	(726,159,066)
Net increase (decrease) from capital share transactions	(362,507,801)	138,263,942
Net increase (decrease) in net assets	(361,119,116)	165,666,581

Net assets:
Beginning of period	451,848,418	286,181,837
End of period	$90,729,302	$451,848,418
Undistributed net investment income at end of period	$5,015,420	$5,911,646

Capital share activity:
Shares sold
A-Class	3,715,680	7,565,849
C-Class	617,906	2,584,176
H-Class	14,158,033	36,387,768
Shares issued from reinvestment of distributions
A-Class	—	15,798
C-Class	—	7,470
H-Class	—	459,495
Shares redeemed
A-Class	(3,466,655)	(7,671,852)
C-Class	(732,755)	(2,634,577)
H-Class	(28,771,982)	(31,221,244)
Net increase (decrease) in shares	(14,479,773)	5,492,883

204 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$25.16	$22.93	$21.98	$20.42	$16.64	$24.31
Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.22)	(.27)	(.30)	(.26)	(.16)
Net gain (loss) on investments (realized and unrealized)	.78	3.13	1.77	3.37	5.39	(3.51)
Total from investment operations	.63	2.91	1.50	3.07	5.13	(3.67)
Less distributions from:
Net investment income	—	(.43)	(.55)	(1.51)	(1.35)	(4.00)
Net realized gains	—	(.25)	—	—	—	—
Total distributions	—	(.68)	(.55)	(1.51)	(1.35)	(4.00)
Net asset value, end of period	$25.79	$25.16	$22.93	$21.98	$20.42	$16.64

Total Return[c]	2.50%	12.86%	6.94%	15.21%	31.07%	(16.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,469	$10,777	$11,890	$14,561	$4,800	$5,748
Ratios to average net assets:
Net investment loss	(1.14%)	(0.92%)	(1.21%)	(1.40%)	(1.37%)	(0.71%)
Total expenses[d]	1.51%	1.50%	1.49%	1.54%	1.54%	1.57%
Portfolio turnover rate	5%	95%	583%	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$23.83	$21.92	$21.19	$19.87	$16.33	$24.12
Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.37)	(.45)	(.45)	(.40)	(.25)
Net gain (loss) on investments (realized and unrealized)	.73	2.96	1.73	3.28	5.29	(3.54)
Total from investment operations	.51	2.59	1.28	2.83	4.89	(3.79)
Less distributions from:
Net investment income	—	(.43)	(.55)	(1.51)	(1.35)	(4.00)
Net realized gains	—	(.25)	—	—	—	—
Total distributions	—	(.68)	(.55)	(1.51)	(1.35)	(4.00)
Net asset value, end of period	$24.34	$23.83	$21.92	$21.19	$19.87	$16.33

Total Return[c]	2.14%	11.98%	6.16%	14.40%	30.17%	(16.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,312	$6,958	$7,343	$6,129	$3,351	$1,773
Ratios to average net assets:
Net investment loss	(1.80%)	(1.62%)	(2.10%)	(2.13%)	(2.13%)	(1.21%)
Total expenses[d]	2.27%	2.27%	2.25%	2.28%	2.29%	2.32%
Portfolio turnover rate	5%	95%	583%	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 205

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$25.12	$22.90	$21.95	$20.38	$16.61	$24.28
Income (loss) from investment operations:
Net investment loss[b]	(.11)	(.24)	(.28)	(.30)	(.26)	(.04)
Net gain (loss) on investments (realized and unrealized)	.82	3.14	1.78	3.38	5.38	(3.63)
Total from investment operations	.71	2.90	1.50	3.08	5.12	(3.67)
Less distributions from:
Net investment income	—	(.43)	(.55)	(1.51)	(1.35)	(4.00)
Net realized gains	—	(.25)	—	—	—	—
Total distributions	—	(.68)	(.55)	(1.51)	(1.35)	(4.00)
Net asset value, end of period	$25.83	$25.12	$22.90	$21.95	$20.38	$16.61

Total Return[c]	2.83%	12.83%	6.95%	15.29%	31.07%	(16.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,948	$434,113	$266,950	$116,106	$16,368	$239,528
Ratios to average net assets:
Net investment loss	(0.83%)	(0.99%)	(1.26%)	(1.38%)	(1.37%)	(0.20%)
Total expenses[d]	1.52%	1.51%	1.49%	1.53%	1.53%	1.56%
Portfolio turnover rate	5%	95%	583%	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

206 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 207

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
INVERSE HIGH YIELD STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 46.5%
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	$7,956,999	$7,956,999
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	898,126	898,126
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	700,864	700,864
Credit Suisse Group
issued 09/30/13 at 0.01%
due 10/01/13[2]	65,980	65,980
Total Repurchase Agreements
(Cost $9,621,969)		9,621,969
Total Investments - 46.5%
(Cost $9,621,969)		$9,621,969
Other Assets & Liabilities, net - 53.5%		11,053,431
Total Net Assets - 100.0%		$20,675,400

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $17,190,875)	142	$(60,393)

CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††,3

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Payments	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Received	Appreciation
CDX.NA.HY-21 Index	Barclays Bank plc	5.00%	12/20/18	$19,800,000	$20,666,250	$(883,208)	$16,958

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as credit default swap collateral at September 30, 2013.
[3]	Credit Default Swaps — See Note 6.

208 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

September 30, 2013

Assets:
Repurchase agreements, at value
(cost $9,621,969)	$9,621,969
Segregated cash with broker	855,931
Unrealized appreciation on swap agreements	16,958
Receivables:
Fund shares sold	10,701,405
Credit default swaps settlement	443,333
Protection fees on credit default swaps	1,839
Total assets	21,641,435
Liabilities:
Unamortized upfront payments received on credit default swaps	883,208
Payable for:
Management fees	17,723
Fund shares redeemed	11,516
Distribution and service fees	7,442
Variation margin	7,073
Transfer agent and administrative fees	5,908
Portfolio accounting fees	2,363
Miscellaneous	30,802
Total liabilities	966,035
Net assets	$20,675,400
Net assets consist of:
Paid in capital	$35,993,617
Accumulated net investment loss	(580,393)
Accumulated net realized loss on investments	(14,694,389)
Net unrealized depreciation on investments	(43,435)
Net assets	$20,675,400
A-Class:
Net assets	$757,641
Capital shares outstanding	33,175
Net asset value per share	$22.84
Maximum offering price per share
(Net asset value divided by 95.25%)	$23.98
C-Class:
Net assets	$1,749,761
Capital shares outstanding	80,277
Net asset value per share	$21.80
H-Class:
Net assets	$18,167,998
Capital shares outstanding	792,339
Net asset value per share	$22.93

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended September 30, 2013

Investment Income:
Interest	$3,921
Total investment income	3,921

Expenses:
Management fees	172,185
Transfer agent and administrative fees	57,395
Distribution and service fees:
A-Class	13,833
C-Class	10,740
H-Class	40,877
Portfolio accounting fees	22,958
Custodian fees	2,507
Trustees’ fees*	1,275
Prime broker interest expense	356
Miscellaneous	34,690
Total expenses	356,816
Net investment loss	(352,895)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	44,654
Swap agreements	(1,778,668)
Futures contracts	1,833,744
Net realized gain	99,730
Net change in unrealized appreciation (depreciation) on:
Swap agreements	37,831
Futures contracts	(51,233)
Net change in unrealized appreciation (depreciation)	(13,402)
Net realized and unrealized gain	86,328
Net decrease in net assets resulting from operations	$(266,567)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 209

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(352,895)	$(269,189)
Net realized gain (loss) on investments	99,730	(4,159,614)
Net change in unrealized appreciation (depreciation) on investments	(13,402)	(105,367)
Net decrease in net assets resulting from operations	(266,567)	(4,534,170)

Capital share transactions:
Proceeds from sale of shares
A-Class	77,650,249	60,080,922
C-Class	8,581,241	8,417,111
H-Class	246,549,885	384,851,085
Cost of shares redeemed
A-Class	(77,187,852)	(59,399,320)
C-Class	(8,739,289)	(6,874,799)
H-Class	(237,314,401)	(385,744,592)
Net increase from capital share transactions	9,539,833	1,330,407
Net increase (decrease) in net assets	9,273,266	(3,203,763)

Net assets:
Beginning of period	11,402,134	14,605,897
End of period	$20,675,400	$11,402,134
Accumulated net investment loss at end of period	$(580,393)	$(227,498)

Capital share activity:
Shares sold
A-Class	3,291,871	2,222,764
C-Class	380,553	339,193
H-Class	10,448,355	14,453,392
Shares redeemed
A-Class	(3,265,224)	(2,235,986)
C-Class	(388,919)	(276,015)
H-Class	(10,039,043)	(14,543,669)
Net increase (decrease) in shares	427,593	(40,321)

210 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
A-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$23.98	$28.15	$31.99	$38.51	$55.13	$51.26
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.37)	(.43)	(.47)	(.63)	(.10)
Net gain (loss) on investments (realized and unrealized)	(.96)	(3.80)	(3.41)	(6.05)	(15.60)	5.29
Total from investment operations	(1.14)	(4.17)	(3.84)	(6.52)	(16.23)	5.19
Less distributions from:
Net realized gains	—	—	—	—	(.39)	(1.32)
Total distributions	—	—	—	—	(.39)	(1.32)
Net asset value, end of period	$22.84	$23.98	$28.15	$31.99	$38.51	$55.13

Total Return[c]	(4.75%)	(14.81%)	(11.98%)	(16.96%)	29.47%	10.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$758	$157	$556	$1,512	$2,269	$2,278
Ratios to average net assets:
Net investment loss	(1.51%)	(1.38%)	(1.39%)	(1.39%)	(1.43%)	(0.19%)
Total expenses	1.52%	1.49%	1.51%	1.53%	1.54%	1.52%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
C-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$22.98	$27.21	$31.12	$37.77	$54.49	$51.06
Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.53)	(.55)	(.72)	(.95)	(.52)
Net gain (loss) on investments (realized and unrealized)	(.93)	(3.70)	(3.36)	(5.93)	(15.38)	5.27
Total from investment operations	(1.18)	(4.23)	(3.91)	(6.65)	(16.33)	4.75
Less distributions from:
Net realized gains	—	—	—	—	(.39)	(1.32)
Total distributions	—	—	—	—	(.39)	(1.32)
Net asset value, end of period	$21.80	$22.98	$27.21	$31.12	$37.77	$54.49

Total Return[c]	(5.13%)	(15.51%)	(12.60%)	(17.61%)	(30.00%)	9.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,750	$2,037	$693	$2,535	$2,055	$869
Ratios to average net assets:
Net investment loss	(2.24%)	(2.13%)	(1.87%)	(2.13%)	(2.18%)	(1.00%)
Total expenses	2.27%	2.25%	2.26%	2.28%	2.29%	2.28%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 211

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
H-Class	2013[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$24.04	$28.22	$32.04	$38.60	$55.26	$51.38
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.36)	(.47)	(.50)	(.61)	(.29)
Net gain (loss) on investments (realized and unrealized)	(.93)	(3.82)	(3.35)	(6.06)	(15.66)	5.49
Total from investment operations	(1.11)	(4.18)	(3.82)	(6.56)	(16.27)	5.20
Less distributions from:
Net realized gains	—	—	—	—	(.39)	(1.32)
Total distributions	—	—	—	—	(.39)	(1.32)
Net asset value, end of period	$22.93	$24.04	$28.22	$32.04	$38.60	$55.26

Total Return[c]	(4.62%)	(14.81%)	(11.92%)	(16.99%)	(29.47%)	10.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,168	$9,208	$13,357	$9,699	$27,954	$13,799
Ratios to average net assets:
Net investment loss	(1.50%)	(1.38%)	(1.51%)	(1.38%)	(1.43%)	(0.55%)
Total expenses	1.52%	1.50%	1.51%	1.53%	1.53%	1.53%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

212 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2013

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN — Federal Agency Discount Notes

FAN — Federal Agency Notes

Inception Date:	December 1, 1993

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 213

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 26.5%
Farmer Mac[1]
0.01% due 10/01/13	$100,000,000	$100,000,000
0.21% due 11/01/13	10,000,000	9,998,192
0.20% due 11/25/13	10,000,000	9,996,944
0.15% due 04/23/14	10,000,000	9,991,500
0.16% due 06/18/14	10,000,000	9,988,444
0.12% due 12/30/13	7,467,000	7,464,760
Total Farmer Mac		147,439,840
Federal Farm Credit Bank[1]
0.03% due 10/23/13	15,000,000	14,999,725
0.18% due 10/18/13	10,000,000	9,999,150
0.20% due 11/05/13	10,000,000	9,998,056
Total Federal Farm Credit Bank		34,996,931
Federal Home Loan Bank[1]
0.12% due 12/26/13	10,000,000	9,997,134
0.11% due 01/03/14	10,000,000	9,997,128
0.18% due 05/01/14	10,000,000	9,989,694
Total Federal Home Loan Bank		29,983,956
Freddie Mac[2]
0.15% due 04/08/14	10,000,000	9,992,125
Total Federal Agency Discount Notes
(Cost $222,412,852)		222,412,852
FEDERAL AGENCY NOTES†† - 8.3%
Federal Home Loan Bank[1]
0.18% due 04/15/14	10,000,000	10,000,000
0.16% due 06/11/14	10,000,000	10,000,000
0.16% due 06/30/14	10,000,000	10,000,000
0.12% due 10/04/13	10,000,000	9,999,945
0.12% due 03/21/14	10,000,000	9,999,400
0.12% due 04/11/14	10,000,000	9,998,305
0.12% due 09/12/14	10,000,000	9,994,565
Total Federal Home Loan Bank		69,992,215
Total Federal Agency Notes
(Cost $69,992,215)		69,992,215
COMMERCIAL PAPER†† - 19.6%
Prudential plc
0.28% due 10/25/13[3]	10,000,000	9,998,133
0.20% due 11/20/13[3]	5,000,000	4,998,611
Total Prudential plc		14,996,744
Societe Generale North America, Inc.
0.47% due 11/13/13	10,000,000	9,994,386
0.21% due 12/02/13	5,000,000	4,998,192
Total Societe Generale North America, Inc.		14,992,578
UBS Finance Delaware LLC
0.25% due 10/23/13	10,000,000	9,998,473
0.30% due 04/03/14	5,000,000	4,992,333
Total UBS Finance Delaware LLC		14,990,806
ING US Funding LLC
0.29% due 01/16/14	10,000,000	9,991,380
0.23% due 11/01/13	5,000,000	4,999,010
Total ING US Funding LLC		14,990,390
Nestle Capital Corp.
0.12% due 05/02/14[3]	15,000,000	14,989,350
General Electric Capital Corp.
0.18% due 04/24/14	15,000,000	14,984,625
Jupiter Securitization Company LLC
0.23% due 03/19/14[3]	15,000,000	14,983,804
Toyota Motor Credit Corp.
0.20% due 11/20/13	10,000,000	9,997,222
BNP Paribas Finance, Inc.
0.37% due 11/05/13	10,000,000	9,996,404
Barclays US Funding Corp.
0.46% due 05/23/14	10,000,000	9,970,100
John Deere Financial Ltd.
0.07% due 10/04/13[3]	9,600,000	9,599,944
Westpac Banking Corp.
0.24% due 01/14/14[3]	9,500,000	9,493,350
Sheffield Receivables Corp.
0.19% due 10/08/13[3]	5,000,000	4,999,815
Coca-Cola Co.
0.12% due 10/16/13[3]	5,000,000	4,999,750
Total Commercial Paper
(Cost $163,984,882)		163,984,882

214 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2013
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS†† - 47.8%
Individual Repurchase Agreement
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13 secured by:
U.S. Treasury Bills, 0.00%
01/02/14 – 07/24/14
with a value $147,510,969
to be repurchased at $147,510,969	$144,618,594	$144,618,594
Joint Repurchase Agreements[4]
HSBC Group
issued 09/30/13 at 0.02%
due 10/01/13	213,634,059	213,634,059
Mizuho Financial Group, Inc.
issued 09/30/13 at 0.03%
due 10/01/13	24,113,408	24,113,408
Deutsche Bank
issued 09/30/13 at 0.02%
due 10/01/13	18,817,203	18,817,203
Total Repurchase Agreements
(Cost $401,183,264)		401,183,264
Total Investments - 102.2%
(Cost $857,573,213)		$857,573,213
Other Assets & Liabilities, net - (2.2)%		(18,684,993)
Total Net Assets - 100.0%		$838,888,220

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $74,062,757 (cost $74,062,757), or 8.8% of total net assets.
[4]	Repurchase Agreements — See Note 5.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 215

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
September 30, 2013
Assets:
Investments, at value
(cost $456,389,949)	$456,389,949
Repurchase agreements, at value
(cost $401,183,264)	401,183,264
Total investments
(cost $857,573,213)	857,573,213
Cash	5,375,432
Receivables:
Fund shares sold	26,825,998
Interest	34,773
Total assets	889,809,416
Liabilities:
Payable for:
Fund shares redeemed	50,358,077
Miscellaneous	563,119
Total liabilities	50,921,196
Net assets	$838,888,220
Net assets consist of:
Paid in capital	$838,864,670
Undistributed net investment income	2
Accumulated net realized gain on investments	23,548
Net unrealized appreciation on investments	—
Net assets	$838,888,220
Capital shares outstanding	839,440,901
Net asset value per share	$1.00

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended September 30, 2013
Investment Income:
Interest	$451,803
Total investment income	451,803
Expenses:
Management fees	2,614,381
Transfer agent and administrative fees	1,045,764
Portfolio accounting fees	326,033
Registration fees	263,649
Custodian fees	58,629
Trustees’ fees*	53,567
Miscellaneous	507,163
Total expenses	4,869,186
Less:
Expenses waived by service company	(1,369,868)
Expenses waived by Advisor	(3,047,708)
Total waived expenses	(4,417,576)
Net expenses	451,610
Net investment income	193
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,121
Net realized gain	22,121
Net increase in net assets resulting from operations	$22,314

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940.

216 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment income	$193	$344
Net realized gain on investments	22,121	1,465
Net increase in net assets resulting from operations	22,314	1,809

Distributions to shareholders from:
Net investment income
Money Market Class*	(191)	(345)
Investor2 Class	—	(3)
Advisor Class	—	(22)
A-Class	—	(3)
C-Class	—	(3)
Total distributions to shareholders	(191)	(376)

Capital share transactions:
Proceeds from sale of shares
Money Market Class*	6,781,350,207	13,013,527,296
Investor2 Class	—	5,842,956
Advisor Class	—	1,158,477,495
A-Class	—	74,372,553
C-Class	—	87,542,579
Distributions reinvested
Money Market Class*	127	242
Investor2 Class	—	1
Advisor Class	—	21
A-Class	—	2
C-Class	—	1
Cost of shares redeemed
Money Market Class*	(6,790,854,540)	(13,061,917,403)
Investor2 Class	—	(8,730,690)
Advisor Class	—	(1,602,575,758)
A-Class	—	(83,203,673)
C-Class	—	(78,326,643)
Conversion activity**
Money Market Class*	—	289,192,453
Investor2 Class	—	(34,998,123)
Advisor Class	—	(179,664,763)
A-Class	—	(29,552,538)
C-Class	—	(44,977,029)
Net decrease from capital share transactions	(9,504,206)	(494,991,021)
Net decrease in net assets	(9,482,083)	(494,989,588)

Net assets:
Beginning of year	848,370,303	1,343,359,891
End of year	$838,888,220	$848,370,303
Undistributed net investment income at end of year	$2	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 217

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended	Year
	September 30,	Ended
	2013	March 28,
	(Unaudited)	2013
Capital share activity:
Shares sold
Money Market Class*	6,781,350,207	13,013,011,949
Investor2 Class	—	5,842,955
Advisor Class	—	1,158,365,043
A-Class	—	74,372,552
C-Class	—	87,542,579
Shares issued from reinvestment of distributions
Money Market Class*	127	296
Investor2 Class	—	1
Advisor Class	—	25
A-Class	—	2
C-Class	—	1
Shares redeemed
Money Market Class*	(6,790,854,539)	(13,061,402,052)
Investor2 Class	—	(8,730,690)
Advisor Class	—	(1,602,463,309)
A-Class	—	(83,203,673)
C-Class	—	(78,326,643)
Conversion activity**
Money Market Class*	—	289,368,668
Investor2 Class	—	(34,994,846)
Advisor Class	—	(179,777,212)
A-Class	—	(29,569,296)
C-Class	—	(45,027,314)
Net decrease in shares	(9,504,205)	(494,990,964)

*	The Money Market Class commenced operations on June 15, 2012. Operating results presented reflect the operating history of the Investor Class for periods to June 15, 2012 — See Note 12.
**	Effective June 15, 2012, the Fund’s Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares and Investor2 Class shares were converted into the newly created Money Market Class — See Note 12.

218 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 28,	March 31,	March 31,	March 31,	March 31,
Money Market Class[a]	2013[b]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment loss	— [c]	— [c]	— [c]	— [c]	— [c]	.01
Net gain (loss) on investments (realized and unrealized)	—	— [c]	— [c]	— [c]	—	—
Total from investment operations	— [c]	— [c]	— [c]	— [c]	— [c]	.01
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(.01)
Net realized gains	—	—	(—)[c]	(—)[c]	—	—
Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	0.00%	0.00%	0.01%	0.01%	1.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$838,888	$848,370	$607,565	$833,899	$872,765	$1,114,286
Ratios to average net assets:
Net investment income (loss)	0.00%[d]	0.00%[d]	0.00%[d]	0.01%	0.01%	1.02%
Total expenses	0.93%	0.95%	0.91%	0.94%	0.93%	0.95%
Net expenses[e]	0.09%	0.17%	0.11%	0.22%	0.37%	0.90%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Effective June 15, 2012, the Fund’s Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares and Investor2 Class shares were converted into the newly created Money Market Class. The financial highlights for periods prior to that date reflect the performance of the former Investor Class.
[b]	Unaudited figures for the period ended September 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 219

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC.

At September 30, 2013, the Trust consisted of fifty-one separate funds. This report covers the Target Beta Funds (the “Funds”), while the other funds are contained in separate reports. Only A-Class, C-Class, H-Class, Advisor Class, Investor Class and Money Market Class shares had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2013, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using a broker quote for the value of the index and financing charges and/or interest associated with the swap agreements.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

220 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/ dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as short interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or short interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 221

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

222 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds.

Management Fees
Fund	(as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Trust for fees calculated at the annualized rates below based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent and
Administrative Fees
Fund	(as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund. Effective August 1, 2013, S&P 500® Fund and Russell 2000® Fund increased their fund accounting fees to 0.15% of fund net assets.

Fund Accounting Fees	(as a % of net assets)
S&P 500® Fund	0.15%
Russell 2000® Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, GDL will receive shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 223

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.

For the period ended September 30, 2013, GDL retained sales charges of $158,439 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Nova Fund	$66,636,430	$—	$7,253,251	$—	$—	$73,889,681
S&P 500® Fund	287,075,899	—	66,180,823	—	—	353,256,722
Inverse S&P 500® Strategy Fund	—	982,679	187,795,025	938,992	—	189,716,696
NASDAQ-100® Fund	557,540,604	18,950	83,917,932	—	—	641,477,486
Inverse NASDAQ-100® Strategy Fund	—	—	10,587,458	41,703	—	10,629,161
Mid-Cap 1.5x Strategy Fund	14,726,237	41,754	4,881,724	—	—	19,649,715
Inverse Mid-Cap Strategy Fund	—	—	4,174,010	6,494	—	4,180,504
Russell 2000® 1.5x Strategy Fund	25,384,997	—	8,492,706	—	—	33,877,703
Russell 2000® Fund	39,564,621	—	41,765,123	—	—	81,329,744
Inverse Russell 2000® Strategy Fund	—	—	23,394,132	9,642	—	23,403,774
S&P 500® Pure Growth Fund	93,833,924	—	878,999	—	—	94,712,923
S&P 500® Pure Value Fund	58,817,456	—	1,258,147	—	—	60,075,603
S&P MidCap 400® Pure Growth Fund	267,283,035	—	10,875,289	—	—	278,158,324
S&P MidCap 400® Pure Value Fund	22,876,505	—	251	—	—	22,876,756
S&P SmallCap 600® Pure Growth Fund	38,607,081	—	740,076	—	—	39,347,157
S&P SmallCap 600® Pure Value Fund	21,354,024	—	486,781	—	—	21,840,805
Europe 1.25x Strategy Fund	17,940,415	302,399	9,733,279	—	—	27,976,093
Japan 2x Strategy Fund	—	320,035	6,385,582	—	—	6,705,617
Strengthening Dollar 2x Strategy Fund	—	—	22,250,079	—	—	22,250,079
Weakening Dollar 2x Strategy Fund	—	350,597	9,045,967	19,083	—	9,415,647
Government Long Bond 1.2x Strategy Fund	50,380,767	667,976	11,591,134	—	—	62,639,877
Inverse Government Long Bond Strategy Fund	—	—	632,654,004	—	—	632,654,004
High Yield Strategy Fund	1,657,053	725,746	84,952,006	—	—	87,334,805
Inverse High Yield Strategy Fund	—	—	9,621,969	16,958	—	9,638,927
U.S. Government Money Market Fund	—	—	857,573,213	—	—	857,573,213

224 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Liabilities
Nova Fund	$—	$4,741	$—	$321,381	$—	$326,122
S&P 500® Fund	—	563,678	—	86,541	—	650,219
NASDAQ-100® Fund	—	—	—	174,976	—	174,976
Inverse NASDAQ-100® Strategy Fund	—	3,136	—	—	—	3,136
Mid-Cap 1.5x Strategy Fund	—	—	—	14,883	—	14,883
Inverse Mid-Cap Strategy Fund	—	14,689	—	—	—	14,689
Russell 2000® 1.5x Strategy Fund	—	3,897	—	50,596	—	54,493
Russell 2000® Fund	—	—	—	73,998	—	73,998
Europe 1.25x Strategy Fund	—	—	—	129,917	—	129,917
Strengthening Dollar 2x Strategy Fund	—	903,851	—	5,068	—	908,919
Inverse Government Long Bond Strategy Fund	285,668,661	2,497,317	—	—	—	288,165,978
High Yield Strategy Fund	—	—	—	204,623	—	204,623
Inverse High Yield Strategy Fund	—	60,393	—	—	—	60,393

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 10/01/13	$727,000,000	$727,000,404	05/15/16 - 02/15/42	$1,709,093,900	$741,540,069
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.03%			0.00%
Due 10/01/13	82,013,150	82,013,218	07/24/14	83,697,000	83,653,478
Deutsche Bank			U.S. Treasury Note
0.02%			3.13%
Due 10/01/13	64,000,000	64,000,036	05/15/21	60,395,900	65,280,006
Credit Suisse Group			U.S. Treasury Note
0.01%			0.88%
Due 10/01/13	52,640,363	52,640,378	01/31/17	53,420,000	53,693,200

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 225

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table on page 202 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2013.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
Nova Fund	x	x	x	x
S&P 500® Fund	x	x	x	x
Inverse S&P 500® Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
Russell 2000® Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x	—	—
Japan 2x Strategy Fund	x	x	—	—
Strengthening Dollar 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x	—	—
Inverse Government Long Bond Strategy Fund	x	x	—	—
High Yield Strategy Fund	x	x	x	x
Inverse High Yield Strategy Fund	x	x	x	x

226 | The RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's
	net assets on a daily basis
Fund	Long	Short
Nova Fund	80%	—
S&P 500® Fund	15%	—
Inverse S&P 500® Strategy Fund	—	100%
NASDAQ-100® Fund	15%	—
Inverse NASDAQ-100® Strategy Fund	—	100%
Mid-Cap 1.5x Strategy Fund	75%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 1.5x Strategy Fund	80%	—
Russell 2000® Fund	50%	—
Inverse Russell 2000® Strategy Fund	—	100%
Europe 1.25x Strategy Fund*	65%	—
Japan 2x Strategy Fund*	200%	—
Strengthening Dollar 2x Strategy Fund	200%	—
Weakening Dollar 2x Strategy Fund	—	200%
Government Long Bond 1.2x Strategy Fund	35%	—
Inverse Government Long Bond Strategy Fund	—	60%
High Yield Strategy Fund*	95%	—
Inverse High Yield Strategy Fund*	—	100%

*These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross derivative instrument exposure is 130%, 400%, 180% and 185% for the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency contracts	Variation margin	Variation margin
Equity/Currency/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2013:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Swaps Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2013
Inverse S&P 500® Strategy Fund	$982,679	$938,992	$—	$ —	$—	$ —	$1,921,671
NASDAQ-100® Fund	18,950	—	—	—	—	—	18,950
Inverse NASDAQ-100® Strategy Fund	—	41,703	—	—	—	—	41,703
Mid-Cap 1.5x Strategy Fund	41,754	—	—	—	—	—	41,754
Inverse Mid-Cap Strategy Fund	—	6,494	—	—	—	—	6,494
Inverse Russell 2000® Strategy Fund	—	9,642	—	—	—	—	9,642
Europe 1.25x Strategy Fund	—	—	302,399	—	—	—	302,399
Japan 2x Strategy Fund	161,560	—	158,475	—	—	—	320,035
Weakening Dollar 2x Strategy Fund	—	—	350,597	19,083	—	—	369,680
Government Long Bond 1.2x Strategy Fund	—	—	—	—	667,976	—	667,976
High Yield Strategy Fund	—	—	—	—	725,746	—	725,746
Inverse High Yield Strategy Fund	—	—	—	—	—	16,958	16,958

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 227

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Swaps Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	September 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2013
Nova Fund	$4,741	$321,381	$ —	$ —	$—	$ —	$ 326,122
S&P 500® Fund	563,678	86,541	—	—	—		650,219
NASDAQ-100® Fund	—	174,976	—	—	—	—	174,976
Inverse NASDAQ-100® Strategy Fund	3,136	—	—	—	—	—	3,136
Mid-Cap 1.5x Strategy Fund	—	14,883	—	—	—	—	14,883
Inverse Mid-Cap Strategy Fund	14,689	—	—	—	—	—	14,689
Russell 2000® 1.5x Strategy Fund	3,897	50,596	—	—	—	—	54,493
Russell 2000® Fund	—	73,998	—	—	—	—	73,998
Europe 1.25x Strategy Fund	129,917	—	—	—	—	—	129,917
Strengthening Dollar 2x Strategy Fund	—	—	903,851	5,068	—	—	908,919
Inverse Government Long Bond Strategy Fund	—	—	—	—	2,497,317	—	2,497,317
High Yield Strategy Fund	—	—	—	—	—	204,623	204,623
Inverse High Yield Strategy Fund	—	—	—	—	60,393	—	60,393

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended September 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Equity/Interest Rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2013:

Realized Gain(Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures	Swaps
	Equity	Equity	Currency	Currency	Interest Rate	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$1,752,406	$2,673,827	$—	$ —	$—	$—	$4,426,233
S&P 500® Fund	(394,709)	(2,148,587)	—	—	—	—	(2,543,296)
Inverse S&P 500® Strategy Fund	(6,207,025)	(11,478,551)	—	—	—	—	(17,685,576)
NASDAQ-100® Fund	904,029	6,082,698	—	—	—	—	6,986,727
Inverse NASDAQ-100® Strategy Fund	(431,308)	(1,418,639)	—	—	—	—	(1,849,947)
Mid-Cap 1.5x Strategy Fund	263,162	(442,713)	—	—	—	—	(179,551)
Inverse Mid-Cap Strategy Fund	(133,133)	(301,357)	—	—	—	—	(434,490)
Russell 2000® 1.5x Strategy Fund	1,110,018	345,332	—	—	—	—	1,455,350
Russell 2000® Fund	2,153,567	(438,214)	—	—	—	—	1,715,353
Inverse Russell 2000® Strategy Fund	(1,293,248)	(2,271,683)	—	—	—	—	(3,564,931)
Europe 1.25x Strategy Fund	23,452	—	230,244	—	—	—	253,696
Japan 2x Strategy Fund	1,399,911	—	(200,352)	—	—	—	1,199,559
Strengthening Dollar 2x Strategy Fund	—	—	(1,322,648)	138,604	—	—	(1,184,044)
Weakening Dollar 2x Strategy Fund	—	—	(170,001)	(116,313)	—	—	(286,314)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(18,606,531)	—	(18,606,531)
Inverse Government Long Bond Strategy Fund	—	—	—	—	23,516,584	—	23,516,584
High Yield Strategy Fund	—	—	—	—	(2,919,840)	6,491,975	3,572,135
Inverse High Yield Strategy Fund	—	—	—	—	1,833,744	(1,778,668)	55,076

228 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures	Swaps
	Equity	Equity	Currency	Currency	Interest Rate	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(13,303)	$(556,240)	$—	$—	$—	$—	$(569,543)
S&P 500® Fund	(565,581)	(346,035)	—	—	—	—	(911,616)
Inverse S&P 500® Strategy Fund	1,243,722	1,327,429	—	—	—	—	2,571,151
NASDAQ-100® Fund	17,137	(247,225)	—	—	—	—	(230,088)
Inverse NASDAQ-100® Strategy Fund	13,978	69,277	—	—	—	—	83,255
Mid-Cap 1.5x Strategy Fund	(638,063)	(227,622)	—	—	—	—	(865,685)
Inverse Mid-Cap Strategy Fund	14,801	11,993	—	—	—	—	26,794
Russell 2000® 1.5x Strategy Fund	(9,302)	(104,446)	—	—	—	—	(113,748)
Russell 2000® Fund	(19,224)	(140,026)	—	—	—	—	(159,250)
Inverse Russell 2000® Strategy Fund	72	32,486	—	—	—	—	32,558
Europe 1.25x Strategy Fund	(131,224)	—	359,068	—	—	—	227,844
Japan 2x Strategy Fund	(897,374)	—	(301,322)	—	—	—	(1,198,696)
Strengthening Dollar 2x Strategy Fund	—	—	(1,036,132)	(162,070)	—	—	(1,198,202)
Weakening Dollar 2x Strategy Fund	—	—	403,594	81,309	—	—	484,903
Government Long Bond 1.2x Strategy Fund	—	—	—	—	1,485,390	—	1,485,390
Inverse Government Long Bond Strategy Fund	—	—	—	—	(2,292,969)	—	(2,292,969)
High Yield Strategy Fund	—	—	—	—	362,984	(946,590)	(583,606)
Inverse High Yield Strategy Fund	—	—	—	—	(51,233)	37,831	(13,402)

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. A fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carry forwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carry forwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 229

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$59,345,753	$14,842,374	$(298,446)	$14,543,928
S&P 500® Fund	301,295,531	53,497,773	(1,536,582)	51,961,191
Inverse S&P 500® Strategy Fund	187,772,789	22,236	—	22,236
NASDAQ-100® Fund	362,121,858	281,019,388	(1,682,710)	279,336,678
Inverse NASDAQ-100® Strategy Fund	10,587,458	—	—	—
Mid-Cap 1.5x Strategy Fund	15,554,417	4,128,141	(74,597)	4,053,544
Inverse Mid-Cap Strategy Fund	4,174,010	—	—	—
Russell 2000® 1.5x Strategy Fund	30,349,313	3,806,382	(277,992)	3,528,390
Russell 2000® Fund	3,618,678	8,081,941	(370,875)	7,711,066
Inverse Russell 2000® Strategy Fund	23,394,132	—	—	—
S&P 500® Pure Growth Fund	77,152,698	17,988,368	(428,143)	17,560,225
S&P 500® Pure Value Fund	47,542,899	12,706,041	(173,337)	12,532,704
S&P MidCap 400® Pure Growth Fund	215,758,241	65,361,143	(2,961,060)	62,400,083
S&P MidCap 400® Pure Value Fund	18,809,803	4,122,265	(55,312)	4,066,953
S&P SmallCap 600® Pure Growth Fund	35,414,520	4,257,734	(325,097)	3,932,637
S&P SmallCap 600® Pure Value Fund	18,697,570	3,402,569	(259,334)	3,143,235
Europe 1.25x Strategy Fund	27,614,766	227,241	(168,313)	58,928
Japan 2x Strategy Fund	6,385,582	—	—	—
Strengthening Dollar 2x Strategy Fund	22,250,079	—	—	—
Weakening Dollar 2x Strategy Fund	9,045,967	—	—	—
Government Long Bond 1.2x Strategy Fund	61,207,955	763,946	—	763,946
Inverse Government Long Bond Strategy Fund	635,788,233	—	(3,134,229)	(3,134,229)
High Yield Strategy Fund	86,559,872	49,187	—	49,187
Inverse High Yield Strategy Fund	9,621,969	—	—	—
U.S. Government Money Market Fund	857,573,213	—	—	—

9. Securities Transactions

For the period ended September 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Nova Fund	$81,680,977	$67,992,339
S&P 500® Fund	214,712,470	157,680,207
Inverse S&P 500® Strategy Fund	—	—
NASDAQ-100® Fund	405,722,923	412,315,523
Inverse NASDAQ-100® Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	15,493,691	40,634,692
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	44,905,643	51,777,257
Russell 2000® Fund	64,542,286	92,729,456
Inverse Russell 2000® Strategy Fund	—	—
S&P 500® Pure Growth Fund	260,477,063	251,442,415
S&P 500® Pure Value Fund	162,457,304	194,151,489
S&P MidCap 400® Pure Growth Fund	127,251,925	186,569,298
S&P MidCap 400® Pure Value Fund	98,149,428	157,446,095
S&P SmallCap 600® Pure Growth Fund	128,337,618	104,968,052
S&P SmallCap 600® Pure Value Fund	66,385,532	83,368,715
Europe 1.25x Strategy Fund	54,691,181	44,007,087
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	960,750	45,642,332
Inverse High Yield Strategy Fund	6,573,952	6,618,607
U.S. Government Money Market Fund	10,000,000	—

230 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended September 30, 2013, the cost of purchases and proceeds from sales of government securities were:

	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$2,102,632,212	$2,262,386,416
Inverse Government Long Bond Strategy Fund	1,304,094,081	1,153,662,620

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2013. The Funds did not have any borrowings under this agreement at September 30, 2013.

The average daily balances borrowed for the period ended September 30, 2013 were as follows:

Fund	Amount
Nova Fund	$902
S&P 500® Fund	17,475
NASDAQ-100® Fund	16,579
Russell 2000® 1.5x Strategy Fund	38,607
Russell 2000® Fund	4,197
S&P 500® Pure Growth Fund	65,005
S&P 500® Pure Value Fund	24,923
S&P MidCap 400® Pure Growth Fund	13,355
S&P MidCap 400® Pure Value Fund	29,738
S&P SmallCap 600® Pure Growth Fund	10,066
S&P SmallCap 600® Pure Value Fund	7,803
Europe 1.25x Strategy Fund	1,087
Government Long Bond 1.2x Strategy Fund	60,262
Inverse Government Long Bond Strategy Fund	145,328

11. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2013, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
Nova Fund	$15,484	$16,188
S&P 500® Fund	141,769	149,718
NASDAQ-100® Fund	3,927,556	3,976,578
Russell 2000® 1.5x Strategy Fund	72,411	76,306
Russell 2000® Fund	197,356	207,405
S&P 500® Pure Value Fund	872,603	911,618
S&P MidCap 400® Pure Growth Fund	9,681,343	10,008,032
S&P SmallCap 600® Pure Growth Fund	469,156	485,664
S&P SmallCap 600® Pure Value Fund	416,632	426,165

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 231

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following represents a breakdown of the collateral for the joint repurchase agreements at September 30, 2013:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.06%			0.00%
Due 10/01/13	$33,647,201	$33,647,425	07/15/19 - 11/15/20	$40,016,017	$34,319,314
RBS Securities, Inc.			Freddie Mac
0.07%			0.50%
Due 10/01/13	31,418,410	31,418,654	01/15/16	32,093,965	32,051,012

12. U.S. Government Money Market Fund Consolidation

Effective June 15, 2012, 816,436,768 Investor Class shares, 179,777,212 Advisor Class shares, 29,569,296 A-Class shares, 45,027,314 C-Class shares, and 34,994,846 Investor2 Class shares of the U.S. Government Money Market Fund (the “Fund”) were converted to the Fund’s new share class, the Money Market Class shares, at a 1 for 1 conversion ratio. The Money Market Class shares expense structure was substantially similar to the former Investor Class. Accordingly, for financial reporting purposes, the Money Market Class’ operating results presented in the financial statements and financial highlights reflect the operating history of the Investor Class for periods prior to June 15, 2012.

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On November 20, 2013, the District Court ordered the parties in the FitzSimons action to meet and confer regarding a potential protocol for the briefing and argument of motions to dismiss to be filed in that action.

232 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 233

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

14. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities[2]	Instruments	Received[3]	Amount
Nova Fund
	Repurchase agreements	$7,253,251	$—	$7,253,251	$—	$7,253,251	$—
	Securities lending	15,484	—	15,484	—	15,484	—
	Total	7,268,735	—	7,268,735	—	7,268,735	—
S&P 500® Fund
	Repurchase agreements	66,180,823	—	66,180,823	—	66,180,823	—
	Securities lending	141,769	—	141,769	—	141,769	—
	Total	66,322,592	—	66,322,592	—	66,322,592	—
Inverse S&P 500® Strategy Fund
	Repurchase agreements	92,803,605	—	92,803,605	—	92,803,605	—
	Futures equity contracts	982,679	—	982,679	—	—	982,679
	Swap equity contracts	938,992	—	938,992	—	—	938,992
	Total	94,725,276	—	94,725,276	—	92,803,605	1,921,671
NASDAQ-100® Fund
	Repurchase agreements	83,917,932	—	83,917,932	—	83,917,932	—
	Securities lending	3,927,556	—	3,927,556	—	3,927,556	—
	Futures equity contracts	18,950	—	18,950	—	—	18,950
	Total	87,864,438	—	87,864,438	—	87,845,488	18,950
Inverse NASDAQ-100® Strategy Fund
	Repurchase agreements	10,587,458	—	10,587,458	—	10,587,458	—
	Swap equity contracts	41,703	—	41,703	—	—	41,703
	Total	10,629,161	—	10,629,161	—	10,587,458	41,703
Mid-Cap 1.5x Strategy Fund
	Repurchase agreements	4,881,724	—	4,881,724	—	4,881,724	—
	Futures equity contracts	41,754	—	41,754	—	—	41,754
	Total	4,923,478	—	4,923,478	—	4,881,724	41,754
Inverse Mid-Cap Strategy Fund
	Repurchase agreements	4,174,010	—	4,174,010	—	4,174,010	—
	Swap equity contracts	6,494	—	6,494	—	—	6,494
	Total	4,180,504	—	4,180,504	—	4,174,010	6,494
Russell 2000® 1.5x Strategy Fund
	Repurchase agreements	8,492,672	—	8,492,672	—	8,492,672	—
	Securities lending	72,411	—	72,411	—	72,411	—
	Total	8,565,083	—	8,565,083	—	8,565,083	—
Russell 2000® Fund
	Repurchase agreements	41,765,071	—	41,765,071	—	41,765,071	—
	Securities lending	197,356	—	197,356	—	197,356	—
	Total	41,962,427	—	41,962,427	—	41,962,427	—

234 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					Gross Amounts Not Offset
					in the Statements of
					Assets and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities[2]	Instruments	Received[3]	Amount
Inverse Russell 2000® Strategy Fund
	Repurchase agreements	$23,394,132	$—	$23,394,132	$—	$23,394,132	$—
	Swap equity contracts	9,642	—	9,642	—	—	9,642
	Total	23,403,774	—	23,403,774	—	23,394,132	9,642
S&P 500® Pure Growth Fund
	Repurchase agreements	878,999	—	878,999	—	878,999	—
S&P 500® Pure Value Fund
	Repurchase agreements	1,258,147	—	1,258,147	—	1,258,147	—
	Securities lending	872,603	—	872,603	—	872,603	—
	Total	2,130,750	—	2,130,750	—	2,130,750	—
S&P MidCap 400® Pure Growth Fund
	Repurchase agreements	10,875,289	—	10,875,289	—	10,875,289	—
	Securities lending	9,681,343	—	9,681,343	—	9,681,343	—
	Total	20,556,632	—	20,556,632	—	20,556,632	—
S&P MidCap 400® Pure Value Fund
	Repurchase agreements	251	—	251	—	251	—
S&P SmallCap 600® Pure Growth Fund
	Repurchase agreements	740,076	—	740,076	—	740,076	—
	Securities lending	469,156	—	469,156	—	469,156	—
	Total	1,209,232	—	1,209,232	—	1,209,232	—
S&P SmallCap 600® Pure Value Fund
	Repurchase agreements	486,781	—	486,781	—	486,781	—
	Securities lending	416,632	—	416,632	—	416,632	—
	Total	903,413	—	903,413	—	903,413	—
Europe 1.25x Strategy Fund
	Repurchase agreements	9,733,279	—	9,733,279	—	9,733,279	—
	Futures currency contracts	302,399	—	302,399	—	—	302,399
	Total	10,035,678	—	10,035,678	—	9,733,279	302,399
Japan 2x Strategy Fund
	Repurchase agreements	6,385,582	—	6,385,582	—	6,385,582	—
	Futures equity contracts	161,560	—	161,560	—	—	161,560
	Futures currency contracts	158,475	—	158,475	—	—	158,475
	Total	6,705,617	—	6,705,617	—	6,385,582	320,035
Strengthening Dollar 2x Strategy Fund
	Repurchase agreements	22,250,079	—	22,250,079	—	22,250,079	—
Weakening Dollar 2x Strategy Fund
	Repurchase agreements	9,045,967	—	9,045,967	—	9,045,967	—
	Futures currency contracts	350,597	—	350,597	—	—	350,597
	Swap currency contracts	19,083	—	19,083	—	—	19,083
	Total	9,415,647	—	9,415,647	—	9,045,967	369,680
Government Long Bond 1.2x Strategy Fund
	Repurchase agreements	11,591,134	—	11,591,134	—	11,591,134	—
	Futures interest rate contracts	667,976	—	667,976	—	—	667,976
	Total	12,259,110	—	12,259,110	—	11,591,134	667,976
Inverse Government Long Bond Strategy Fund
	Repurchase agreements	314,510,892	—	314,510,892	—	314,510,892	—

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 235

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

						Gross Amounts Not Offset
						in the Statements of
						Assets and Liabilities
					Net Amount of Assets
				Gross Amounts Offset	Presented on the		Cash
			Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]		Recognized Assets	Assets and Liabilities	and Liabilities[2]	Instruments	Received[3]	Amount
High Yield Strategy Fund
	Repurchase agreements		$84,952,006	$—	$84,952,006	$—	$84,952,006	$—
	Futures interest rate contracts		725,746	—	725,746	—	—	725,746
		Total	85,677,752	—	85,677,752	—	84,952,006	725,746
Inverse High Yield Strategy Fund
	Repurchase agreements		9,621,969	—	9,621,969	—	9,621,969	—
	Swap credit default contracts		16,958	—	16,958	—	—	16,958
		Total	9,638,927	—	9,638,927	—	9,621,969	16,958
U.S. Government Money Market Fund
	Repurchase agreements		401,183,264	—	401,183,264	—	401,183,264	—

						Gross Amounts Not Offset
						in the Statements of
						Assets and Liabilities
					Net Amount of
					Liabilities
				Gross Amounts Offset	Presented on the		Cash
			Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]		Recognized Liabilities	Assets and Liabilities	and Liabilities[2]	Instruments	Pledged	Amount
	Nova Fund
	Swap equity contracts		$321,381	$—	$321,381	$—	$—	$321,381
	Securities lending		16,188	—	16,188	—	16,188	—
	Futures equity contracts		4,741	—	4,741	—	—	4,741
		Total	342,310	—	342,310	—	16,188	326,122
	S&P 500® Fund
	Futures equity contracts		563,678	—	563,678	—	—	563,678
	Securities lending		149,718	—	149,718	—	149,718	—
	Swap equity contracts		86,541	—	86,541	—	—	86,541
		Total	799,937	—	799,937	—	149,718	650,219
	NASDAQ-100® Fund
	Securities lending		3,976,578	—	3,976,578	—	3,976,578	—
	Swap equity contracts		174,976	—	174,976	—	—	174,976
		Total	4,151,554	—	4,151,554	—	3,976,578	174,976
	Inverse NASDAQ-100® Strategy Fund
	Futures equity contracts		3,136	—	3,136	—	—	3,136
	Mid-Cap 1.5x Strategy Fund
	Swap equity contracts		14,883	—	14,883	—	—	14,883
	Inverse Mid-Cap Strategy Fund
	Futures equity contracts		14,689	—	14,689	—	—	14,689
	Russell 2000® 1.5x Strategy Fund
	Securities lending		76,306	—	76,306	—	76,306	—
	Swap equity contracts		50,596	—	50,596	—	—	50,596
	Futures equity contracts		3,897	—	3,897	—	—	3,897
		Total	130,799	—	130,799	—	76,306	54,493
	Russell 2000® Fund
	Securities lending		207,405	—	207,405	—	207,405	—
	Swap equity contracts		73,998	—	73,998	—	—	73,998
		Total	281,403	—	281,403	—	207,405	73,998

236 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

						Gross Amounts Not Offset
						in the Statements of
						Assets and Liabilities
					Net Amount of
					Liabilities
				Gross Amounts Offset	Presented on the		Cash
			Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument[1]		Recognized Liabilities	Assets and Liabilities	and Liabilities[2]	Instruments	Pledged	Amount
	S&P 500® Pure Value Fund
	Securities lending		$911,618	$—	$911,618	$—	$911,618	$—
	S&P MidCap 400® Pure Growth Fund
	Securities lending		10,008,032	—	10,008,032	—	10,008,032	—
	S&P SmallCap 600® Pure Growth Fund
	Securities lending		485,664	—	485,664	—	485,664	—
	S&P SmallCap 600® Pure Value Fund
	Securities lending		426,165	—	426,165	—	426,165	—
	Europe 1.25x Strategy Fund
	Futures equity contracts		129,917	—	129,917	—	—	129,917
	Strengthening Dollar 2x Strategy Fund
	Futures currency contracts		903,851	—	903,851	—	—	903,851
	Swap currency contracts		5,068	—	5,068	—	—	5,068
		Total	908,919	—	908,919	—	—	908,919
	Inverse Government Long Bond Strategy Fund
	Futures interest rate contracts		2,497,317	—	2,497,317	—	—	2,497,317
	High Yield Strategy Fund
	Swap credit default contracts		204,623	—	204,623	—	—	204,623
	Inverse High Yield Strategy Fund
	Futures interest rate contracts		60,393	—	60,393	—	—	60,393

[1]	Refer to notes 5 and 11 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

[2]	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the

Statements of Assets and Liabilities.

[3]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and

Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 237

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

238 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

Board Considerations Regarding Approval of Investment Advisory Agreement

At in-person meetings of the Rydex Series Funds’ (the “Trust”) Board of Trustees (the “Board”) held on May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees met in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of the Adviser.

In considering the continuation of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 239

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin as reflected in the Adviser’s profitability analysis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreement, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

240 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	211
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	131
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	131
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	131
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

Werner E. Keller	Rydex Series Funds – 2005	131
(1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 241

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES - concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	131
(1960)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	131
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	131
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Advisor Research Center, Inc., Secretary (2006–2009), and Executive Vice President (2006)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

242 | the RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)

Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

* Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, in as much as this person is affiliated with Guggenheim Investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 243

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

244 | the RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 245

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 6, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	December 6, 2013

* Print the name and title of each signing officer under his or her signature.